As filed with the Securities and Exchange Commission on September 30, 1998


                         File Nos. 33-9645 and 811-4881

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 57


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 58


                             NORWEST ADVANTAGE FUNDS
            (Formerly "Norwest Funds" and "Prime Value Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                               Don L. Evans, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                           Anthony C. J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

         It is proposed that this filing will become effective:


[X] immediately  upon filing pursuant to Rule 485,  paragraph (b)
[ ] on _______pursuant to Rule 485,  paragraph  (b)
[ ] 60 days after filing  pursuant to Rule 485,  paragraph  (a)(1)
[ ] on _______pursuant to Rule 485,  paragraph(a)(1)
[ ] 75 days after filing  pursuant to Rule 485,  paragraph  (a)(2)
[ ] on________pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment ________.


Cash Investment Fund, Ready Cash Investment Fund, Treasury Fund, Stable Income Fund, Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund, International Fund, Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund, Performa Small Cap Value Fund and Performa Global Growth Fund of Registrant are structured as master-feeder funds and this amendment is also executed by Core Trust (Delaware) and Schroder Capital Funds.

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

(Prospectuses offering A and B Shares of Stable Income Fund, Intermediate Government Income Fund, Income Fund, Total Return Bond Fund, A, B and C Shares of Growth Balanced Fund, Income Equity Fund, A and B Shares of ValuGrowthSM Stock Fund, A, B and C Shares of Diversified Equity Fund, A and B Shares of Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, International Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Shares of Cash Investment Fund, Investor Shares of Ready Cash Investment Fund, Shares of U.S. Government Fund, Treasury Plus Fund, Treasury Fund and Institutional Shares and Investor Shares of Municipal Money Market Fund and)

                                     PART A

Form N-1A Item No.                                               Location in Prospectus

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Overview

Item 3.             Condensed Financial Information              Financial Highlights; Other Information

Item 4.             General Description of Registrant            Overview; Investment Objectives and Policies -
                                                                 Additional Investment Policies and Risk
                                                                 Considerations; Other Information

Item 5.             Management of the Fund                       Overview; Management

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Information

Item 7.             Purchase of Securities Being Offered         How to Buy Shares; Management

Item 8.             Redemption or Repurchase                     How to Sell Shares

Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

(Prospectus offering Shares of Cash Investment Fund, Investor Shares of Ready Cash Investment Fund, Shares of U.S. Government Fund, Treasury Plus Fund, Treasury Fund, Institutional Shares and Investor Shares of Municipal Money Market Fund, I Shares of Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Strategic Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund and International Fund)

                                     PART A

Form N-1A Item No.                                               Location in Prospectus

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Overview

Item 3.             Condensed Financial Information              Financial Highlights; Other Information

Item 4.             General Description of Registrant            Overview; Investment Objectives and Policies;
                                                                 Risk Considerations; Other Information

Item 5.             Management of the Fund                       Overview; Management of the Funds

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Information

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Management
                                                                 of the Funds

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

  (Prospectuses offering Public Entities Shares of Ready Cash Investment Fund)

                                     PART A


Form N-1A Item No.                                               Location in Prospectus

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Prospectus Summary

Item 3.             Condensed Financial Information              Not Applicable

Item 4.             General Description of Registrant            Prospectus Summary; Investment Objective and
                                                                 Policies - Additional Investment Policies and
                                                                 Risk Considerations; Other Information - The
                                                                 Trust and Its Shares

Item 5.             Management of the Fund                       Prospectus Summary; Management - Management,
                                                                 Administration and Distribution Services

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Information - The Trust and Its Shares

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Management -
                                                                 Management, Administration and Distribution
                                                                 Services

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares - Redemption
                                                                 Procedures

Item 9.             Pending Legal Proceedings                    Not Applicable


                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

       (Prospectus offering Exchange Shares of Ready Cash Investment Fund)

                                     PART A

Form N-1A Item No.                                               Location in Prospectus

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Prospectus Summary

Item 3.             Condensed Financial Information              Financial Highlights

Item 4.             General Description of Registrant            Prospectus Summary; Investment Objective and
                                                                 Policies - Additional Investment Policies and
                                                                 Risk Considerations; Other Information - The
                                                                 Trust and Its Shares

Item 5.             Management of the Fund                       Prospectus Summary; Management - Management,
                                                                 Administration and Distribution Services

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Information - The Trust and Its Shares

Item 7.             Purchase of Securities Being Offered         Purchase of Shares; Management - Management,
                                                                 Administration and Distribution Services

Item 8.             Redemption or Repurchase                     Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

   (Prospectus offering Shares of Performa Strategic Value Bond Fund, Performa
             Disciplined Growth Fund, Performa Small Cap Value Fund,
                        and Performa Global Growth Fund)

                                     PART A

Form N-1A Item No.                                               Location in Prospectus

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Overview

Item 3.             Condensed Financial Information              Financial Highlights; Other Information

Item 4.             General Description of Registrant            Overview; Investment Objectives and Policies;
                                                                 Other Information

Item 5.             Management of the Fund                       Overview; Management of the Funds

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Distributions and Tax Matters; Other
                                                                 Information

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Management

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

    (Prospectus offering Shares of Norwest WealthBuilder II Growth Portfolio,
            Norwest WealthBuilder II Growth and Income Portfolio and
               Norwest WealthBuilder II Growth Balanced Portfolio)

                                     PART A

Form N-1A Item No.                                               Location in Prospectus

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Prospectus Summary

Item 3.             Condensed Financial Information              Financial Highlights; Other Information - Performance Information

Item 4.             General Description of Registrant            Prospectus Summary; Investment Objectives and
                                                                 Policies; Other Matters - The Trust and Its Shares

Item 5.             Management of the Fund                       Prospectus Summary; Management of the Portfolios

Item 5A.            Management's Discussion of Fund Performance  Performance Information

Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Matters - The Trust and Its Shares

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; How to Buy
                                                                 Shares

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares; How to Sell
                                                                 Shares

Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

(SAI offering Shares of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Treasury Plus Fund, Municipal Money Market Fund, Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Strategic Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund)

                                     PART B

Form N-1A Item No.                                               Location in Statement of Additional Information

Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Table of Contents

Item 12.            General Information and History              Prospectus

Item 13.            Investment Objectives and Other Policies     Investment Policies; Investment Limitations

Item 14.            Management of the Fund                       Management - Management and Administrative
                                                                 Services; Additional Information About the Trust
                                                                 and the Shareholders of the Funds

Item 15.            Control Persons and Principal Holders of     Additional Information About the Trust and the
                    Securities                                   Shareholders of the Funds

Item 16.            Investment Advisory and Other Services       Management - Investment Advisory Services

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           Additional Information About the Trust and the
                                                                 Shareholders of the Fund

Item 19.            Purchase, Redemption and Pricing of          Additional Purchase and Redemption Information
                    Securities Being Offered

Item 20.            Tax Status                                   Taxation

Item 21.            Underwriters                                 Portfolio Transactions

Item 22.            Calculation of Performance Data              Performance and Advertising Data

Item 23.            Financial Statements                         Additional Information About the Trust and the

                                                                 Shareholders of the Funds - Financial Statements

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

      (SAI offering Shares of Performa Strategic Value Bond Fund, Performa
          Disciplined Growth Fund, Performa Small Cap Value Fund, and
                          Performa Global Growth Fund)

                                     PART B

Form N-1A Item No.                                               Location in Statement of Additional Information

Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Table of Contents

Item 12.            General Information and History              Prospectus

Item 13.            Investment Objectives and Other Policies     Investment Policies; Investment Limitations

Item 14.            Management of the Fund                       Management - Management and Administrative
                                                                 Services; Additional Information About the Trust
                                                                 and the Shareholders of the Funds

Item 15.            Control Persons and Principal Holders of     Additional Information About the Trust and the
                    Securities                                   Shareholders of the Funds

Item 16.            Investment Advisory and Other Services       Management - Investment Advisory Services

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           Additional Information About the Trust and the
                                                                 Shareholders of the Fund

Item 19.            Purchase, Redemption and Pricing of          Additional Purchase and Redemption Information
                    Securities Being Offered

Item 20.            Tax Status                                   Taxation

Item 21.            Underwriters                                 Management

Item 22.            Calculation of Performance Data              Performance and Advertising Data

Item 23.            Financial Statements                         Additional Information About the Trust and the
                                                                 Shareholders of the Funds - Financial Statements

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

   (SAI offering Shares of Norwest WealthBuilder II Growth Portfolio, Norwest
            WealthBuilder II Growth and Income Portfolio and Norwest
                   WealthBuilder II Growth Balanced Portfolio)

                                     PART B

Form N-1A Item No.                                               Location in Statement of Additional Information

Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Cover Page

Item 12.            General Information and History              Prospectus

Item 13.            Investment Objectives and Other Policies     Investment Policies; Investment Limitations

Item 14.            Management of the Fund                       Management - Management and Administrative
                                                                 Services

Item 15.            Control Persons and Principal Holders of     Additional Information About the Trust and the
                    Securities                                   Shareholders of the Portfolios - Shareholdings

Item 16.            Investment Advisory and Other Services       Management - Investment Advisory Services

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           Additional Information About the Trust and the
                                                                 Shareholders of the Portfolios - Shareholdings

Item 19.            Purchase, Redemption and Pricing of          Additional Purchase and Redemption Information
                    Securities Being Offered

Item 20.            Tax Status                                   Taxation

Item 21.            Underwriters                                 Portfolio Transactions

Item 22.            Calculation of Performance Data              Performance and Advertising Data

Item 23.            Financial Statements                         Additional Information About the Trust and the
                                                                 Shareholders of the Portfolios - Financial
                                                                 Statements

                             NORWEST ADVANTAGE FUNDS





                                 October 1, 1998




                              CASH INVESTMENT FUND


                                   READY CASH
                                 INVESTMENT FUND


                              U.S. GOVERNMENT FUND


                               TREASURY PLUS FUND


                                  TREASURY FUND


                                    MUNICIPAL
                                MONEY MARKET FUND



















AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       Table of Contents

1      OVERVIEW........................................................
       Expense Information.............................................
2      FINANCIAL HIGHLIGHTS............................................
3      GLOSSARY........................................................
4      INVESTMENT OBJECTIVES AND POLICIES..............................
       Cash Investment Fund and Ready Cash Investment Fund.............
       U.S. Government Fund............................................
       Treasury Plus Fund..............................................
       Treasury Fund...................................................
       Municipal Money Market Fund.....................................
5      RISK CONSIDERATIONS.............................................
6      COMMON POLICIES.................................................
7      MANAGEMENT OF THE FUNDS.........................................
       Investment Advisory Services....................................
       Other Fund Services.............................................
8      PURCHASES AND SALES OF SHARES...................................
       General Purchase Information....................................
       General Redemption Information..................................
       Exchanges.......................................................
9      DISTRIBUTIONS AND TAX MATTERS...................................
       Distributions...................................................
       Tax Matters.....................................................
10     OTHER INFORMATION...............................................
       Determination of Net Asset Value................................
       Additional Information About the Portfolios.....................

1.       OVERVIEW

The following is a summary of information about the Funds. Before investing, you should read the prospectus and consider the discussions under Investment Objectives and Policies and Risk Considerations.

No single Fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.

THE FUNDS AT A GLANCE

      FUND                                 OBJECTIVE                             PRIMARY INVESTMENTS

      CASH INVESTMENT FUND AND             High current income, preservation     High-quality money market
      READY CASH INVESTMENT FUND           of capital, and liquidity.            instruments of U.S. and foreign
                                                                                 issuers.

      U.S. GOVERNMENT FUND                 High current income, preservation     Securities issued or guaranteed by
                                           of capital, and liquidity.            the U.S. Government, its agencies,
                                                                                 and its instrumentalities.

      TREASURY PLUS FUND                   High current income, preservation     Securities issued or guaranteed by
                                           of capital, and liquidity.            the U.S. Treasury and repurchase
                                                                                 agreements on those obligations.

      TREASURY FUND                        High current income, preservation     Securities issued or guaranteed by
                                           of capital, and liquidity.            the U.S. Treasury.

      MUNICIPAL MONEY MARKET FUND          High current tax-exempt income,       Municipal securities paying
                                           preservation of capital, and          interest exempt from federal
                                           liquidity.                            income tax.

CLASSES OF SHARES

This Prospectus offers certain classes of shares of the Funds. Each class is designed for a different type of investor and may have different fees or investment minimums.

* All of the Funds, except Ready Cash Investment Fund, offer Institutional Shares. Institutional Shares are designed for institutional investors.

* Ready Cash Investment Fund and Municipal Money Market Fund offer Investor Shares. Investor Shares are designed for retail investors.

          FUND STRUCTURES

Some of the Funds invest directly in a portfolio of securities. Other Funds invest in 1 or more other funds identified in this prospectus as Portfolios. Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in individual securities.

          MANAGEMENT OF THE FUNDS

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser of the Funds and Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $29 billion in assets. This prospectus generally refers to Norwest as the Adviser.

The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

INVESTMENT MINIMUMS

You may purchase or redeem the Funds' shares without sales or other charges.

* Investor Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

* Institutional Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

EXCHANGES

If you own shares of a Fund, you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.

DISTRIBUTIONS

Each Fund distributes to shareholders its net capital gain, if any, at least annually. The DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income.


RISK FACTORS

Investment in a Fund is subject to risk. There is the risk that a Fund may not be able to maintain a stable net asset value of $1.00 per share. The amount and types of risk vary from Fund to Fund depending on the Adviser's strategy, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

If you invest in a Fund, the income you receive will vary with changes in interest rates. In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the principal and interest on its obligations when due. Some of the Funds reduce credit risk by investing primarily or exclusively in U.S.
Government securities.

Each Fund has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole.

EXPENSES OF INVESTING IN THE FUNDS
The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund. There are no transaction charges for purchasing, redeeming, or exchanging shares. The Funds do not have distribution expenses.

    ANNUAL FUND OPERATING EXPENSES(5)
    (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS AFTER
    APPLICABLE EXPENSE REIMBURSEMENTS AND FEE WAIVERS)

                                                              THE FUNDS                             THE PORTFOLIOS
                                                              ---------                             --------------
                                           Investment Advisory        Other Expenses      Investment      Other      Total Operating
                                           -------------------        --------------      ----------      -----      ---------------
                                               Fees(3)                                  Advisory Fees     Expenses       Expenses
                                               -------                                   -------------   --------       --------

FUNDS
Cash Investment Fund(1)                             N/A                  0.22%                0.22%         0.04%         0.48%(4)
Ready Cash Investment Fund(1)
     (Investor Shares)                              N/A                  0.42%                0.33%         0.07%         0.82%(4)
U.S. Government Fund                              0.14%                  0.36%               N/A           N/A            0.50%
Treasury Plus Fund(2)                             0.20%                  0.30%               N/A           N/A            0.50%
Treasury Fund                                     0.15%                  0.31%               N/A           N/A            0.46%
Municipal Money Market Fund(3)
     Institutional Shares                         0.32%                  0.13%               N/A           N/A            0.45%
     Investor Shares                              0.32%                  0.33%               N/A           N/A            0.65%


(1) Cash Investment Fund and Ready Cash Investment Fund bear their pro rata share of the expenses of the Portfolios in which they invest.
(2) The expenses, and any waivers and reimbursements, for Treasury Plus Fund are estimated.

(3) Absent waivers, Investment Advisory Fees for Municipal Money Market Fund Investor Shares and Institutional Shares would be 0.34%. Absent waivers The Portfolio - Investment Advisory Fees for Cash Investment Fund would be 0.24%.

(4) Norwest and the Funds' Administrator have agreed to waive their fees in order to maintain Cash Investment Fund's total operating expenses through May 31, 1999 at 0.48%. Any reduction of those waivers after May 31, 1999 requires approval by the Fund's Board of Trustees. Norwest and the Funds' Administrator have agreed to waive their respective fees or reimburse expenses in order to maintain Ready Cash Investment Fund's total operating expenses at 0.82%. Any reduction of those waivers or reimbursements requires Board review.

(5) Absent expense reimbursements and fee waivers, Funds-Other Expenses and Total Operating Expenses would be: Cash Investment Fund 0.26% and 0.56%, U.S. Government Fund 0.38% and 0.52%, Treasury Plus Fund 0.40% and 0.60%, Treasury Fund 0.39% and 0.54% and Municipal Money Market Fund Investor Shares 0.49% and 0.83% and Institutional Shares 0.25% and 0.59%. Absent expense reimbursements and fee waivers, Portfolios-Other Expenses would be Cash Investment Fund 0.07%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                             HYPOTHETICAL EXPENSE EXAMPLE
                                    1 YEAR            3 YEARS          5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------
    Cash Investment Fund                       $5               $15               $27               $60
    Ready Cash Investment Fund
        Investor Shares                         8                26                46               101
    U.S. Government Fund                        5                16                28                63
    Treasury Plus Fund                          5                16                28                63
    Treasury Fund                               5                15                26                58
    Municipal Money Market Fund
        Investor Shares                         5                14                25                57
        Institutional Shares                    7                21                36                81



2.       FINANCIAL HIGHLIGHTS


    The financial highlights table is intended to help you understand each Fund's financial performance for 10 years or, if shorter, the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.




                                                                               Distributions    Ending
                                               Beginning Net         Net          from Net     Net Asset
                                                Asset Value      Investment      Investment    Value Per
                                                 Per Share         Income          Income        Share
-----------------------------------------------------------------------------------------------------------
CASH INVESTMENT FUND
Year Ended May 31, 1998                            $1.00           $0.053         ($0.053)       $1.00
Year Ended May 31, 1997                            $1.00           $0.051         ($0.051)       $1.00
Year Ended May 31, 1996                            $1.00           $0.054         ($0.054)       $1.00
Year Ended May 31, 1995                            $1.00           $0.049         ($0.049)       $1.00
Year Ended May 31, 1994                            $1.00           $0.031         ($0.031)       $1.00
Year Ended May 31, 1993                            $1.00           $0.033         ($0.033)       $1.00
December 1, 1991 to May 31, 1992                   $1.00           $0.021         ($0.021)       $1.00
Year Ended November 30, 1991                       $1.00           $0.061         ($0.061)       $1.00
Year Ended November 30, 1990                       $1.00           $0.079         ($0.079)       $1.00
Year Ended November 30, 1989                       $1.00           $0.088         ($0.088)       $1.00
Year Ended November 30, 1988                       $1.00           $0.071         ($0.071)       $1.00
----------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(c) Annualized.



                Ratio to Average
                    Net Assets
------------------------------------------------------------------

   Net                                            Net Assets at
Investment      Net         Gross       Total      End of Period
  Income      Expenses   Expenses(a)   Return    (000's Omitted)
------------------------------------------------------------------

  5.29%(b)     0.48%(b)     0.57%(b)    5.42%          $4,685,818
  5.07%        0.48%        0.49%       5.21%          $2,147,894
  5.36%        0.48%        0.49%       5.50%          $1,739,549
  4.87%        0.48%        0.50%       4.96%          $1,464,304
  3.11%        0.49%        0.49%       3.16%          $1,381,402
  3.29%        0.50%        0.51%       3.36%          $1,944,948
 4.23%(c)     0.50%(c)    0.56%(c)    4.29%(c)         $1,292,196
  6.11%        0.51%        0.54%       6.31%          $1,004,979
  7.92%        0.45%        0.57%       8.22%            $747,744
  8.81%        0.45%        0.64%       9.22%            $662,698
  7.00%        0.43%        0.74%       7.32%            $316,349






                                                                                Distributions    Ending
                                                 Beginning Net        Net          from Net     Net Asset
                                                  Asset Value      Investment     Investment    Value Per
                                                   Per Share         Income         Income        Share
------------------------------------------------------------------------------------------------------------
READY CASH INVESTMENT FUND
Investor Shares
Year Ended May 31, 1998                              $1.00           $0.050        ($0.050)       $1.00
Year Ended May 31, 1997                              $1.00           $0.047        ($0.047)       $1.00
Year Ended May 31, 1996                              $1.00           $0.051        ($0.051)       $1.00
Year Ended May 31, 1995                              $1.00           $0.045        ($0.045)       $1.00
Year Ended May 31, 1994                              $1.00           $0.027        ($0.027)       $1.00
Year Ended May 31, 1993                              $1.00           $0.030        ($0.030)       $1.00
December 1, 1991 to May 31, 1992                     $1.00           $0.020        ($0.020)       $1.00
Year Ended November 30, 1991                         $1.00           $0.058        ($0.058)       $1.00
Year Ended November 30, 1990                         $1.00           $0.076        ($0.076)       $1.00
Year Ended November 30, 1989                         $1.00           $0.085        ($0.085)       $1.00
January 20, 1988 to November 30, 1988(d)             $1.00           $0.059        ($0.059)       $1.00
-----------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b)  Includes expenses allocated from Portfolio(s) in which the Fund invests.
(c)  Annualized.
(d)  Commencement  of  operations;  the initial class of shares became  Investor
     Shares.






                 Ratio to Average
                    Net Assets
-------------------------------------------------------------------

    Net                                           Net Assets at
 Investment      Net        Gross       Total      End of Period
   Income     Expenses   Expenses(a)    Return   (000's Omitted)
------------------------------------------------------------------


   4.95%(b)   0.82%(b)     0.82%(b)     5.07%            $789,380
   4.75%        0.82%       0.83%       4.87%            $576,011
   5.02%        0.82%       0.87%       5.17%            $473,879
   4.64%        0.82%       0.91%       4.62%            $268,603
   2.70%        0.82%       0.92%       2.74%            $164,138
   3.04%        0.82%       0.94%       3.08%            $162,585
  4.01%(c)    0.82%(c)     0.93%(c)    4.05%(c)          $176,378
   5.81%        0.82%       0.96%       5.98%            $183,775
   7.56%        0.82%       0.97%       7.83%            $166,911
   8.51%        0.81%       0.99%       8.86%            $144,117
  7.11%(c)    0.77%(c)     1.13%(c)    6.97%(c)           $46,736


                                                                                Distributions    Ending
                                                 Beginning Net        Net          from Net     Net Asset
                                                  Asset Value      Investment     Investment    Value Per
                                                   Per Share         Income         Income        Share
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT FUND
Year Ended May 31, 1998                              $1.00           $0.051        ($0.051)       $1.00
Year Ended May 31, 1997                              $1.00           $0.049        ($0.049)       $1.00
Year Ended May 31, 1996                              $1.00           $0.052        ($0.052)       $1.00
Year Ended May 31, 1995                              $1.00           $0.047        ($0.047)       $1.00
Year Ended May 31, 1994                              $1.00           $0.030        ($0.030)       $1.00
Year Ended May 31, 1993                              $1.00           $0.030        ($0.030)       $1.00
December 1, 1991 to May 31, 1992                     $1.00           $0.020        ($0.020)       $1.00
Year Ended November 30, 1991                         $1.00           $0.058        ($0.058)       $1.00
Year Ended November 30, 1990                         $1.00           $0.077        ($0.077)       $1.00
Year Ended November 30, 1989                         $1.00           $0.085        ($0.085)       $1.00
Year Ended November 30, 1988                         $1.00           $0.069        ($0.069)       $1.00
-----------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Annualized.




                  Ratio to Average
                     Net Assets
 ------------------------------------------------------------------

     Net                                            Net Assets at
  Investment      Net        Gross        Total     End of Period
    Income     Expenses   Expenses(a)    Return    (000's Omitted)
-------------------------------------------------------------------

    5.08%        0.50%       0.51%        5.20%         $2,260,208
    4.91%        0.49%       0.49%        5.04%         $1,912,574
    5.13%        0.50%       0.51%        5.27%         $1,649,721
    4.68%        0.50%       0.52%        4.81%         $1,159,421
    3.02%        0.47%       0.53%        3.07%         $1,091,141
    3.00%        0.45%       0.57%        3.06%           $903,274
   3.99%(b)    0.45%(b)     0.61%(b)    4.07%(b)          $623,685
    5.84%        0.45%       0.60%        6.00%           $469,487
    7.66%        0.45%       0.61%        7.94%           $500,794
    8.51%        0.45%       0.65%        8.87%           $394,137
    6.87%        0.42%       0.73%        7.13%           $254,104



                                                                                Distributions    Ending
                                                 Beginning Net        Net          from Net     Net Asset
                                                  Asset Value      Investment     Investment    Value Per
                                                   Per Share         Income         Income        Share
-----------------------------------------------------------------------------------------------------------
TREASURY FUND
Year Ended May 31, 1998                              $1.00           $0.049        ($0.049)       $1.00
Year Ended May 31, 1997                              $1.00           $0.047        ($0.047)       $1.00
Year Ended May 31, 1996                              $1.00           $0.050        ($0.050)       $1.00
Year Ended May 31, 1995                              $1.00           $0.046        ($0.046)       $1.00
Year Ended May 31, 1994                              $1.00           $0.028        ($0.028)       $1.00
Year Ended May 31, 1993                              $1.00           $0.029        ($0.029)       $1.00
December 1, 1991 to May 31, 1992                     $1.00           $0.020        ($0.020)       $1.00
December 3, 1990(c) to November 30, 1991             $1.00           $0.058        ($0.058)       $1.00
------------------------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Annualized.
(c) Commencment of operations.





                  Ratio to Average
                      Net Assets
 ------------------------------------------------------------------

     Net                                           Net Assets at
  Investment      Net        Gross       Total      End of Period
    Income     Expenses   Expenses(a)    Return   (000's Omitted)
-------------------------------------------------------------------

    4.89%        0.46%       0.54%       5.00%          $1,440,515
    4.74%        0.46%       0.53%       4.87%          $1,003,697
    4.91%        0.46%       0.56%       5.04%            $802,270
    4.62%        0.46%       0.57%       4.65%            $661,098
    2.81%        0.46%       0.58%       2.83%            $526,483
    2.93%        0.47%       0.58%       2.98%            $384,751
   4.01%(b)    0.47%(b)     0.59%(b)    4.07%(b)          $374,492
   5.62%(b)    0.31%(b)     0.66%(b)    6.02%(b)          $354,200



                                                                                 Net Realized   Distributions
                                                 Beginning Net        Net       and Unrealized     from Net       Capital
                                                  Asset Value      Investment     Gain (Loss)     Investment    Contribution
                                                   Per Share         Income     on Investments      Income      from Adviser
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
Year Ended May 31, 1998                              $1.00           $0.031           --           ($0.031)         --
Year Ended May 31, 1997                              $1.00           $0.030           --           ($0.030)         --
Year Ended May 31, 1996                              $1.00           $0.033           --           ($0.033)         --
Year Ended May 31, 1995                              $1.00           $0.031        ($0.004)        ($0.031)        $0.004
Year Ended May 31, 1994                              $1.00           $0.021           --           ($0.021)         --
Year Ended May 31, 1993                              $1.00           $0.021           --           ($0.021)         --
December 1, 1991 to May 31, 1992                     $1.00           $0.014           --           ($0.014)         --
Year Ended November 30, 1991                         $1.00           $0.042           --           ($0.042)         --
Year Ended November 30, 1990                         $1.00           $0.053           --           ($0.053)         --
Year Ended November 30, 1989                         $1.00           $0.058           --           ($0.058)         --
January 7, 1988(d) to November 30, 1988              $1.00           $0.042           --           ($0.042)         --
INSTITUTIONAL SHARES
Year Ended May 31, 1998                              $1.00           $0.033           --           ($0.033)         --
Year Ended May 31, 1997                              $1.00           $0.032           --           ($0.032)         --
Year Ended May 31, 1996                              $1.00           $0.035           --           ($0.035)         --
Year Ended May 31, 1995                              $1.00           $0.033        ($0.004)        ($0.033)        $0.004
August 3, 1993(d)to May 31, 1994                     $1.00           $0.019           --           ($0.019)         --
------------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return for 1995 includes the effect of a capital contribution from Norwest Bank. Without the capital contribution. Total Return would have been 2.59% for Investor Shares and 2.79% for Institutional Shares.
(c)  Annualized.
(d) Commencement of operations; the initial class of shares became Investor Shares.






                                                     Ratio to Average
                                                        Net Assets
                                        --------------------------------------------
      Ending
     Net Asset        Net                                           Net Assets at
     Value Per   Investment      Net        Gross       Total      End of Period
       Share       Income     Expenses   Expenses(a)    Return   (000's Omitted)
  ------------  --------------------------------------------------------------------


       $1.00         3.13%        0.65%       0.83%       3.18%             $44,070
       $1.00         3.01%        0.65%       0.87%       3.08%             $54,616
       $1.00         3.25%        0.65%       0.88%       3.31%             $57,021
       $1.00         3.10%        0.65%       0.93%      3.13%(b)           $47,424
       $1.00         2.03%        0.65%       0.99%       2.09%             $33,554
       $1.00         2.13%        0.65%       0.97%       2.18%             $75,521
       $1.00         2.81%(c)     0.63%(c)    0.96%(c)    2.89%(c)          $82,678
       $1.00         4.10%        0.64%       1.08%       4.26%             $66,327
       $1.00         5.34%        0.64%       1.16%       5.48%             $29,801
       $1.00         5.78%        0.62%       1.15%       5.94%             $18,639
       $1.00         4.64%(c)     0.60%(c)    1.20%(c)    4.76%(c)           $8,963

       $1.00         3.32%        0.45%       0.59%       3.39%            $977,693
       $1.00         3.21%        0.45%       0.70%       3.28%            $635,655
       $1.00         3.41%        0.45%       0.72%       3.52%            $592,436
       $1.00         3.37%        0.45%       0.74%      3.33%(b)          $278,953
       $1.00         2.33%(c)     0.45%(c)    0.77%(c)   2.34%(c)          $190,356


--------------------------------------------------------------------------------
3.  GLOSSARY
--------------------------------------------------------------------------------

This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Term                                Definition
----                                ----------
AMT                                 Alternative minimum tax.

Board                               The Board of Trustees of  Norwest  Advantage
                                    Funds.

Municipal Security                  A debt  security  issued  by or on behalf of
                                    the  states, territories, or  possessions of
                                    the United States, the District of Columbia,
                                    and    their    subdivisions,   authorities,
                                    instrumentalities, and corporations, with interest exempt from federal income tax.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's
                                    Corporation,   that   rates   fixed   income
                                    securities   and  money   market   funds  by
                                    relative credit risk.

Related Issuers                     Issuers    of   Municipal   Securities  that
                                    economic,     business,     or     political
                                    developments affect in similar ways.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. Government Security            A  security  issued  or  guaranteed   as  to
                                    principal   and   interest   by   the   U.S.
                                    Government,     its    agencies,    or   its
                                    instrumentalities.

U.S. Treasury Security              A  security issued or guaranteed by the U.S.
                                    Treasury.


--------------------------------------------------------------------------------
4.  INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The Risk Considerations section below discusses these risks.

--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The Funds' investments are made under the requirements of an SEC rule governing money market funds. Each Fund invests only in high-quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Funds may invest in securities with fixed, variable, or floating rates of interest.

High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in 1 of the 2 highest rating categories by 2 NRSROs or, if only 1 NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. Each Fund, other than Municipal Money Market Fund, invests at least 95% of its total assets in securities in the highest rating category.

CASH INVESTMENT FUND and READY CASH INVESTMENT FUND

INVESTMENT OBJECTIVES. Each Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

         CASH INVESTMENT FUND invests equally in 2 Portfolios - Money Market Portfolio and Prime Money Market Portfolio. Cash Investment Fund, Money Market Portfolio, and Prime Money Market Portfolio generally have the same investment objective and investment policies. Because Prime Money Market Portfolio seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO, it is more limited in the type and amount of securities it may purchase.

          READY CASH INVESTMENT FUND invests its assets in Prime Money Market Portfolio. The Fund seeks to maintain a rating within the two highest categories assigned by an NRSRO.

INVESTMENT POLICIES. The Funds invest in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, Municipal Securities, and corporate debt securities.

The Funds may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. The Funds limit their investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

Each Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. Neither Fund may invest more than 25% of its total assets in any other single industry.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 [RISK ICON]
 credit risk                    interest rate risk                 foreign risk


U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund invests primarily in U.S. Government Securities and repurchase agreements for U.S. Government Securities. Under normal circumstances, the Fund invests at least 65% of its total assets in these securities. The Fund may invest in zero coupon U.S. Government Securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 [RISK ICON]
           credit risk                         interest rate risk


TREASURY PLUS FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital, and the maintenance of liquidity.

INVESTMENT POLICIES. Under normal circumstances, the Fund invests at least 80% of its total assets in U.S. Treasury Securities and in repurchase agreements for U.S. Treasury Securities. The Fund also may invest in U.S. Government Securities and in repurchase agreements for U.S. Government Securities. The Fund may invest in zero coupon securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           credit risk                         interest rate risk

TREASURY FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund invests solely in U.S. Treasury Securities, including zero-coupon securities.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           credit risk                         interest rate risk

MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund expects to invest 100% of its assets in Municipal Securities, including short-term municipal bonds and municipal notes and leases. These investments may have fixed, variable or floating rates of interest and may be zero coupon securities. As part of its objective, the Fund normally will invest at least 80% of its total assets in federally tax-exempt instruments whose income may be subject to the federal AMT. The Fund may invest up to 20% of its total assets in securities that pay interest income subject to federal income tax.

The Fund may invest more than 25% but, under normal circumstances, will not invest more than 35% of its assets in issuers located in a single state. The Fund may invest more than 25% of its assets in industrial development bonds and in participation interests in these types of bonds issued by banks.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[RISK ICON]
credit risk                  interest rate         geographic concentration risk



--------------------------------------------------------------------------------
5.  RISK CONSIDERATIONS
--------------------------------------------------------------------------------

This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in INVESTMENT OBJECTIVES AND POLICIES lists the Fund's principal risks.

--------------------------------------------------------------------------------
CREDIT RISK
--------------------------------------------------------------------------------
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.


--------------------------------------------------------------------------------
FOREIGN                                                                     RISK
--------------------------------------------------------------------------------
[RISK ICON] The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, increased taxation, or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

--------------------------------------------------------------------------------
GEOGRAPHIC CONCENTRATION RISK
--------------------------------------------------------------------------------
The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.


--------------------------------------------------------------------------------
INTEREST RATE RISK
--------------------------------------------------------------------------------


The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including Municipal Securities and U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity.



--------------------------------------------------------------------------------
6.  COMMON POLICIES
--------------------------------------------------------------------------------
Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives require shareholder approval to amend.

--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------
Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------


The Funds could be adversely affected if the computer systems used by the Adviser and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


--------------------------------------------------------------------------------
7.  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

         NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s, address is NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479.

         Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing a Fund's or Portfolio's portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest by the Fund and by any Portfolios in which it invests. The list states the investment advisory fees on an annualized basis as a percentage of a Fund's or Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

          How investment advisory fees are paid depends on whether or not a Fund invests in Portfolios.

            * If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

            * If a Fund invests in one or more Portfolios, Norwest receives an investment advisory fee from the Portfolio or Portfolios.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CASH INVESTMENT FUND
 PORTFOLIO:                   PRIME MONEY MARKET PORTFOLIO
 PORTFOLIO MANAGERS:          David D. Sylvester (1987), Laurie R. White (1991),
                              and Robert G. Leuty (1998)

 ADVISORY FEE:                0.40%  -  first  $300  million;  0.36% - next $400
                              million, and 0.32% - balance.

                              --------------------------------------------------
                              --------------------------------------------------

 PORTFOLIO:                   MONEY MARKET PORTFOLIO

 PORTFOLIO MANAGERS:          David D. Sylvester (1987), Laurie R. White (1991),
                              and Robert G. Leuty (1998)

 ADVISORY FEE:                0.20%  -  first  $300  million;  0.16% - next $400
                              million, and 0.12% - balance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 READY CASH INVESTMENT FUND
 PORTFOLIO:                    PRIME MONEY MARKET PORTFOLIO
 PORTFOLIO MANAGERS            David  D.  Sylvester  (1987),  Laurie  R.   White
                               (1991), and Robert G. Leuty (1998)

 ADVISORY FEE:                 0.40%  -  first  $300  million; 0.36% - next $400
                               million, and 0.32% - balance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT FUND
  TREASURY FUND
  TREASURY PLUS FUND
  PORTFOLIO MANAGERS:           David D. Sylvester (1987, 1990, 1998), Laurie R.
                                White  (1991, 1991,  1998)  and  Robert G. Leuty
                                (1998).
  ADVISORY FEE:                 FOR EACH FUND: 0.20% - first $300 million; 0.16%
                                - next $400 million; and 0.12% - balance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 MUNICIPAL MONEY MARKET FUND
 PORTFOLIO MANAGER:             David  D.  Sylvester  (1995),  Laurie  R.  White
                                (1998), and Robert G. Leuty (1998).
 ADVISORY FEE:                  0.35%  -  first  $500  million;  0.325%  -  next
                                $500 million; and 0.30% - balance.


PORTFOLIO MANAGERS

ROBERT G. LEUTY, associated with Norwest and its affiliates since 1992. Mr. Leuty is a senior portfolio manager.

DAVID D. SYLVESTER, associated with Norwest and its affiliates since 1979. Mr. Sylvester currently is a Managing Director - Reserve Asset Management.

LAURIE R. WHITE, associated with Norwest and its affiliates since 1991. Ms. White is a Director - Reserve Asset Management.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in 1 or more Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Portfolios. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

          OTHER FUND SERVICES

The FORUM FINANCIAL GROUP of companies provide managerial, administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, distribution disbursing agent, and custodian.


          8.      HOW TO BUY AND SELL SHARES

You may purchase or sell (redeem) shares at a price equal to their net asset value next determined after receipt of your purchase order or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

You may purchase and redeem Fund shares without a sales or redemption charge. Investor Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Institutional Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments. Your shares become eligible to receive distributions on the day that your purchase order is received in proper form.

The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

Your order to purchase shares will not be complete until the Fund receives immediately available funds. The Funds must receive purchase and redemption orders before the times indicated below.

                                                            Times indicated are Eastern Time.
   Fund                                                                                   payment
   ----                                                order must be                      -------
                                                       -------------                      must be
                                                       received by                        -------
                                                       ------------                     received by
                                                                                        -----------
   Cash Investment Fund
                                                        3:00 p.m.                        4:00 p.m.
   Ready Cash Investment Fund
                                                        3:00 p.m.                        4:00 p.m.
   U.S. Government Fund
                                                        2:00 p.m.                        4:00 p.m.
   Treasury Plus Fund
                                                        5:00 p.m.                        5:00 p.m.
   Treasury Fund
                                                        1:00 p.m.                        4:00 p.m.
   Municipal Money Market
   Fund                                                   Noon                           4:00 p.m.


The Funds may advance the time by which purchase or redemption orders and payments must be received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or other circumstances affect a Fund's trading hours.

DIRECT PURCHASES

You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                     NORWEST ADVANTAGE FUNDS
                                     [NAME OF FUND]
                                     NORWEST BANK MINNESOTA, N.A.
                                     TRANSFER AGENT
                                     733 MARQUETTE AVENUE
                                     MINNEAPOLIS, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. Under certain circumstances as noted in the account application, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit, or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASE PROCEDURES

PURCHASES BY MAIL. You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection.

Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                               NORWEST BANK MINNESOTA, N.A.
                               A091 000 019
                               FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                               RE: [NAME OF FUND][CLASS OF SHARES]
                               ACCOUNT NO.:
                               ACCOUNT NAME:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions on the day on which the redemption is effective.

Redemption orders for shares are accepted up to the times indicated above for acceptance of purchase orders. As described above, the Funds may advance the times for receipt of redemption orders.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless:(1) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person, or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations, or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Funds and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $100,000 immediately following any redemption, in the case of Institutional Shares, and $1,000 immediately following any redemption, in the case of Investor Shares.

REDEMPTION PROCEDURES

If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day the transfer agent receives a redemption request in proper form.

EXCHANGES

If you hold Institutional Shares, you may exchange those shares for Institutional Shares of other Funds offering those shares. If you hold Investor Shares, you may exchange those shares for Investor Shares of the Funds offering Investor Shares. You may also exchange your shares for shares of other funds of Norwest Advantage Funds not offered by this prospectus. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and prospectuses of those funds.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the Fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares legally may be sold in your state of residence.

The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered, and your Social Security number, or other taxpayer identification number.

          9.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed at least annually.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

*    Under  the   Reinvestment   Option,   all   distributions  of  a  Fund  are
     automatically   invested  in  additional  shares  of  that  Fund.  You  are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution.

TAX MATTERS

The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes.

TAX-EXEMPT DISTRIBUTIONS

Generally, you will not be subject to federal income tax on distributions paid by Municipal Money Market Fund out of tax-exempt interest income earned by the Fund ("exempt-interest distributions"). If you use, or are related to someone who uses, facilities financed by private activity bonds held by the Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. Interest on certain private activity bonds is treated as an item of tax preference for purposes of the federal AMT imposed on individuals and corporations. As noted above, Municipal Money Market Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, capital gains, if any, distributed by Municipal Money Market Fund are subject to tax. In addition, exempt-interest distributions are included in the "adjusted current earnings" of corporations for AMT purposes. If you borrow money to purchase or carry the Fund's shares, the interest on your debt generally is not deductible for federal income tax purposes.

The federal income tax exemption on distributions of Municipal Securities interest does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on income derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in the Fund that may differ from the federal income tax consequences described above.


10.      OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

Each Fund determines its net asset value on each Fund Business Day by dividing the value of its net assets (i.e,. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds determine their net asset values at the following times:

   ---------------------------------------------------------- ----------------------------------------
   Municipal Money  Market Fund                               Noon, Eastern Time
   ---------------------------------------------------------- ----------------------------------------
   ---------------------------------------------------------- ----------------------------------------
   Treasury  Fund                                             1:00 p.m., Eastern Time
   ---------------------------------------------------------- ----------------------------------------
   ---------------------------------------------------------- ----------------------------------------
   Cash   Investment   Fund,   Ready  Cash                    3:00 p.m., Eastern Time
   Investment  Fund,  and U.S.  Government
   Fund
   ---------------------------------------------------------- ----------------------------------------
   ---------------------------------------------------------- ----------------------------------------
   Treasury Plus Fund                                         5:00 p.m., Eastern Time
   ---------------------------------------------------------- ----------------------------------------

In order to maintain net asset values per share at $1.00, the Funds (and Portfolios) value their portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of a Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Each Fund reserves the right to invest in 1 or more Portfolios. Each Fund bears its pro rata portion of the expenses of any Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.




NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds, 733 Marquette Avenue, Minneapolis, Minnesota 55479, or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.



                                    BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                 Permit No. 3489
                                 Minneapolis, MN



733 Marquette Avenue
Minneapolis, MN 55479-0040

      Bank Minnesota, N.A.
      733 Marquette Avenue
      Minneapolis, Minnesota 55479-0040
      612-667-8833 (Minneapolis/St. Paul)
      800-338-1348 (Elsewhere)

(C)1997 Norwest Advantage Funds
MFBPM001 10/97

47180.160 #31459

                                   PROSPECTUS



                                 October 1, 1998


                               STABLE INCOME FUND
                       INTERMEDIATE GOVERNMENT INCOME FUND
                                   INCOME FUND
                             TOTAL RETURN BOND FUND























AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

1. OVERVIEW.............................................................
   The Funds............................................................
   Expense Information..................................................
2. FINANCIAL HIGHLIGHTS.................................................
3. GLOSSARY.............................................................
4. INVESTMENT OBJECTIVES AND POLICIES...................................
   Stable Income Fund...................................................
   Intermediate Government Income Fund..................................
   Income Fund..........................................................
   Total Return Bond Fund...............................................
5. RISK CONSIDERATIONS..................................................
6. COMMON POLICIES......................................................
7. MANAGEMENT...........................................................
   Investment Advisory Services.........................................
   Other Fund Services..................................................
8. CHOOSING A SHARE CLASS...............................................
   A Shares.............................................................
   B Shares.............................................................
9. HOW TO BUY AND SELL SHARES...........................................
   General Purchase Information.........................................
   Purchasing Shares Directly...........................................
   Purchases Through Financial Institutions.............................
   General Redemption Information.......................................
   Redemption Procedures................................................
   Exchanges............................................................
10.DISTRIBUTIONS AND TAX MATTERS........................................
   Distributions........................................................
   Tax Matters..........................................................
11.OTHER INFORMATION....................................................
   Determination of Net Asset Value.....................................
   Additional Information About the Portfolios..........................

1.       OVERVIEW
The following is a summary of information about the Funds. Before investing, you should read the prospectus and consider the discussions under Investment Objectives and Policies and Risk Considerations.

     NO SINGLE FUND IS A COMPLETE OR BALANCED INVESTMENT PROGRAM, BUT EACH CAN SERVE AS A PART OF YOUR OVERALL INVESTMENT PROGRAM.


The Funds generally seek to preserve capital and provide income.

--------------------------------------------------------------------------------
FUNDS AT A GLANC
--------------------------------------------------------------------------------

     FUND                                  OBJECTIVE                             PRIMARY INVESTMENTS

     STABLE INCOME FUND                    Maintain safety of principal while    Investment grade short-term
                                           providing low volatility total        (average maturity of 2-5 years)
                                           return.                               securities.

     INTERMEDIATE GOVERNMENT               Provide income and safety of          Investment grade intermediate-term
     INCOME FUND                           principal.                            (average maturity of 3-10 years)
                                                                                 U.S. Government Securities.

     INCOME FUND                           Total return consistent with          Investment grade intermediate term
                                           current income.                       (average maturity of 3-15 years)
                                                                                 domestic and foreign securities.

     TOTAL RETURN BOND FUND                Total return.                         Broad spectrum of investment grade
                                                                                 securities.


CLASSES OF SHARES

This Prospectus offers 2 classes of shares of the Funds. The classes, which have different fee structures, are:

* A Shares: offered at their net asset value plus an initial sales charge. A Shares do not pay distribution or shareholder servicing fees.

* B Shares: offered at their net asset value. B Shares pay distribution and shareholder servicing fees and convert to A Shares within 7 years after purchase. If you redeem your B Shares within 4 years of purchase, you may pay a contingent deferred sales charge. The amount of the charge depends on the length of time you hold the shares.

FUND STRUCTURES

Some of the Funds invest directly in a portfolio of securities. Other Funds invest in other funds identified in this prospectus as Portfolios. The Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in individual securities.

MANAGEMENT

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is each Fund's and Portfolio's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $29 billion in assets. An
INVESTMENT   SUBADVISER  makes
investment decisions for 2 Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest or the investment subadviser as an Adviser.

The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

INVESTMENT MINIMUMS AND RESTRICTIONS

All Funds except Stable Income Fund require a minimum initial investment of $1,000. Stable Income Fund requires a minimum initial investment of $5,000. All of the Funds require minimum subsequent investments of $100. Total Return Bond Fund is closed to new investors.

EXCHANGES

If you own Fund shares you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.

DISTRIBUTIONS

Each Fund distributes to shareholders its net capital gain, if any, at least annually. The DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income.


RISK FACTORS

All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets the Fund invests in, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund, and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

If you invest in a Fund, the investment income you receive will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

Some of the Funds invest in mortgage- or other asset-backed securities. For these Funds, a decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of these Funds to rise due to a drop in prepayments. A rise in average maturity increases a Fund's sensitivity to rising interest rates and potential for losses in value.

The Funds also have "credit risk," which is the risk that an issuer will be unable, or will perceived to be unable, to pay the interest or principal on its securities when due. Funds that invest primarily in securities that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, generally are subject to less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.

EXPENSES OF INVESTING IN THE FUNDS

The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund.

SHAREHOLDER TRANSACTION EXPENSES

                                                                                                INTERMEDIATE
                                                                                           GOVERNMENT INCOME FUND,
                                                                   STABLE                      INCOME FUND AND
                                                                 INCOME FUND               TOTAL RETURN BOND FUND
                                                              A               B               A               B
                                                           SHARES          SHARES          SHARES          SHARES
                                                         ------------    ------------    ------------   -----------
Maximum sales charges imposed on purchases
     (as a percentage of public offering price)             1.5%            Zero            4.0%            Zero
Maximum deferred sales charge
     (as a percentage of the lesser of
      original purchase price or redemption                 Zero           1.5%(1)          Zero           3.0%(1)
      proceeds)



ANNUAL FUND OPERATING EXPENSES
    (AS A PERCENTAGE OF AVERAGE  DAILY  NET  ASSETS AFTER APPLICABLE FEE WAIVERS
     AND EXPENSE REIMBURSEMENTS)

                                                                   STABLE                       INTERMEDIATE
                                                                 INCOME FUND               GOVERNMENT INCOME FUND
                                                              A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ------------    ------------    -----------     ------------
Investment Advisory Fee                                      N/A             N/A            0.33%           0.33%
Rule 12b-1 Fees (AFTER FEE WAIVERS)(2)                       N/A            0.75%            N/A            0.75%
Other    Expenses    (AFTER FEE WAIVERS AND                 0.28%           0.28%           0.35%           0.35%

     REIMBURSEMENTS)(5)

Investment Advisory Fee - Portfolio(3)                      0.30%           0.30%            N/A             N/A
Other Expenses - Portfolio

  (AFTER FEE WAIVERS AND REIMBURSEMENTS)(5)                 0.07%           0.07%            N/A             N/A
Total Operating Expenses(5)                                 0.65%           1.40%           0.68%           1.43%


                                                                 INCOME FUND               TOTAL RETURN BOND FUND
                                                              A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ------------    -----------     ------------    ------------
Investment Advisory Fees                                    0.47%           0.47%            N/A             N/A
Rule 12b-1 Fees (AFTER FEE WAIVERS)(2)                       N/A            0.75%            N/A            0.75%
Other Expenses (AFTER FEE WAIVERS AND                       0.28%           0.28%           0.19%           0.19%

     REIMBURSEMENTS)(5)

Investment Advisory Fee - Portfolio(3)                       N/A             N/A            0.50%           0.50%
Other Expenses - Portfolio

  (AFTER FEE WAIVERS AND REIMBURSEMENTS)(5)                  N/A             N/A            0.06%           0.06%
Total Operating Expenses(4)(5)                              0.75%           1.50%           0.75%           1.50%



(1) The maximum 1.5% deferred sales charge on B Shares of Stable Income Fund applies to redemptions during the first year after purchase; the charge declines to 0.75% during the second year and zero the following year. The maximum 3.0% deferred sales charge on B Shares of the other Funds applies to redemptions during the first year after purchase; the charge declines to 2.0% during the second and third years, 1.0% during the fourth year, and zero the following year.
(2) Absent waivers, Rule 12b-1 Fees would be 1.00% for B Shares of each Fund.
(3) Investment Advisory Fee-- Portfolio states the investment advisory fees of the Portfolios in which Stable Income Fund and Total Return Bond Fund invest.

(4) Norwest and the Forum Financial Group have agreed to waive their fees or reimburse expenses in order to maintain Total Return Bond Fund's total operating expenses at or below 0.75% for A Shares and 1.50% for B Shares. Any reduction of those waivers or reimbursements would require review by the Fund's Board of Trustees.
(5) Absent expense reimbursements and fee waivers, the expenses of Stable Income Fund, Intermediate Government Income Fund, Income Fund and Total Return Bond Fund would be: for A Shares, Other Expenses, 0.54%, 0.53%, 0.64%, and 0.70%, respectively; Other Expenses -- Portfolio, 0.13%, N/A, N/A, and 0.11%, respectively; and Total Operating Expenses, 0.97%, 0.86%, 1.14%, and 1.31%, respectively; and for B Shares, Other Expenses, 0.94%, 0.52%, 0.69%, and 0.75%, respectively; Other Expenses -- Portfolio, 0.13%, N/A, N/A, and 0.11%, respectively; and Total Operating Expenses, 2.37%, 1.85%, 2.19%, and 2.36%, respectively. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following Hypothetical Expense Example indicates the dollar amount of expenses that you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, reinvestment of all distributions, the deduction of the maximum initial sales charge for A Shares, the deduction of the deferred sales charge for B Shares applicable to a redemption at the end of the period, and the conversion of B Shares to A Shares at the end of 6 years (4 years in the case of Stable Income Fund). The example does not represent past or future expenses or return. Actual expenses and return may be greater or less than those shown in the example.

---------------------------------------------------------------------------------------------------------
                                           1 YEAR       3 YEARS        5 YEARS          10 YEARS
STABLE INCOME FUND

   A Shares                                 $22          $35           $51              $95
   B Shares

        Assuming redemption
          at the end of the period           29           44             77              168
        Assuming no redemption               14           44             77              168
INTERMEDIATE GOVERNMENT INCOME FUND
   A Shares                                  47           61             76              121
   B Shares
        Assuming redemption
          at the end of the period           45           65             78              171
        Assuming no redemption               15           45             78              171
INCOME FUND
   A Shares                                  47           63             80              129
   B Shares
        Assuming redemption
          at the end of the period           45           67             82              179
        Assuming no redemption               15           47             82              179
TOTAL RETURN BOND FUND
   A Shares                                  47           63             80              129
   B Shares
        Assuming redemption
          at the end of the period           45           67             82              179
        Assuming no redemption               15           47             82              179


2.       F I N A N C I A L   H I G H L I G H T S

The financial highlights table is intended to help you understand each Fund's financial performance for 10 years or, if shorter, the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.

                                                                        Net Realized

                                                                             and      Distributions     Ending
                                          Beginning Net       Net        Unrealized      from Net      Net Asset
                                           Asset Value    Investment     Gain (Loss)    Investment     Value Per
                                            Per Share       Income     on Investments      Income        Share
-----------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND
A SHARES
Year Ended May 31, 1998                       $10.24         $0.58          $0.06         ($0.57)       $10.31
Year Ended May 31, 1997                       $10.20         $0.58          $0.04         ($0.58)       $10.24
May 2, 1996(e) to May 31, 1996                $10.22         $0.02           --           ($0.04)       $10.20
B SHARES
Year Ended May 31, 1998                       $10.24         $0.51          $0.04         ($0.49)       $10.30
Year Ended May 31, 1997                       $10.20         $0.52          $0.02         ($0.50)       $10.24
May 17, 1996(e) to May 31, 1996               $10.23         $0.02         ($0.01)        ($0.04)       $10.20
---------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(c)  Includes  expenses  allocated from the Portfolio in which the Fund invests.
(d)  Reflects the activity of the Portfolio in which the Fund invests.
(e) The Fund commenced offering A shares on May 2, 1996 and B Shares on May 17, 1996.
(f)  Annualized.



       Ratio to  Net Assets Average
  --------------------------------------

      Net                                            Portfolio    Net Assets at
   Investment      Net        Gross        Total      Turnover     End of Period
     Income     Expenses   Expenses(a)   Return(b)      Rate     (000's Omitted)
--------------------------------------------------------------------------------


    5.74%(c)    0.65%(c)     0.91%(c)      6.38%     37.45%(d)      $8,561
     5.69%        0.65%       0.87%        6.24%       41.30%      $12,451
    5.77%(f)    0.70%(f)     2.22%(f)      0.23%      109.95%      $16,256

    4.94%(c)    1.40%(c)     2.31%(c)      5.50%     37.45%(d)      $1,817
     4.96%        1.39%       2.89%        5.43%       41.30%       $1,056
    5.02%(f)    1.42%(f)     3.07%(f)      0.12%      109.95%         $867


                                                                         Net Realized

                                                                              and       Distributions      Ending
                                         Beginning Net        Net         Unrealized       from Net       Net Asset
                                          Asset Value     Investment      Gain (Loss)     Investment      Value Per
                                           Per Share        Income      on Investments       Income         Share
--------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
A SHARES
Year Ended May 31, 1998                     $10.84           $0.77           $0.31          ($0.70)        $11.22
Year Ended May 31, 1997                     $10.89           $0.73          ($0.05)         ($0.73)        $10.84
May 2, 1996(c) to May 31, 1996              $10.89           $0.03            --            ($0.03)        $10.89
B SHARES
Year Ended May 31, 1998                     $10.83           $0.69           $0.31          ($0.62)        $11.21
Year Ended May 31, 1997                     $10.89           $0.64          ($0.05)         ($0.65)        $10.83
May 17, 1996(c) to May 31, 1996             $10.97           $0.03          ($0.08)         ($0.03)        $10.89
----------------------------------------------------------------------------------------


(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(c)  The Fund commenced offering A Shares on May 2, 1996 and B Shares on May 17,
     1996.
(d) Annualized.






     Ratio to Average Net Assets
  -----------------------------------

      Net                                         Portfolio    Net Assets at
  Investment     Net        Gross       Total      Turnover    End of Period
    Income     Expenses  Expenses(a)  Return(b)      Rate     (000's Omitted)
-------------------------------------------------------------------------------


     6.35%      0.68%       0.86%       10.19%      96.76%             $14,325
     6.58%      0.68%       0.80%       6.36%      183.05%             $13,038
   7.32%(d)    0.75%(d)   1.74%(d)      0.26%       74.64%             $16,562

     5.60%      1.43%       1.85%       9.38%       96.76%              $8,277
     5.80%      1.42%       1.85%       5.51%      183.05%              $8,970
   5.56%(d)    1.35%(d)   2.65%(d)     (0.49%)      74.64%             $10,682


                                                                        Net Realized

                                                                            and       Distributions  Distributions   Ending
                                        Beginning Net       Net          Unrealized      from Net      from Net    Net Asset
                                         Asset Value     Investment     Gain (Loss)     Investment     Realized    Value Per
                                          Per Share        Income      on Investments      Income        Gain        Share
------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
A SHARES
Year Ended May 31, 1998                          $9.27          $0.61      $0.52          ($0.61)        --              $9.79
Year Ended May 31, 1997                          $9.27          $0.62       --            ($0.62)        --              $9.27
Year Ended May 31, 1996                          $9.63          $0.61     ($0.36)         ($0.61)        --              $9.27
Year Ended May 31, 1995                          $9.52          $0.65      $0.11          ($0.65)        --              $9.63
Year Ended May 31, 1994                         $10.61          $0.70     ($0.83)         ($0.70)      ($0.26)           $9.52
Year Ended May 31, 1993                         $10.52          $0.77      $0.39          ($0.77)      ($0.30)          $10.61
Year Ended May 31, 1992                         $10.23          $0.82      $0.53          ($0.82)      ($0.24)          $10.52
Year Ended May 31, 1991                          $9.94          $0.89      $0.29          ($0.89)        --             $10.23
Year Ended May 31, 1990                         $10.00          $0.90     ($0.06)         ($0.90)        --              $9.94
Year Ended May 31, 1989                          $9.95          $0.79      $0.05          ($0.79)        --             $10.00
B SHARES
Year Ended May 31, 1998                          $9.26          $0.54      $0.51          ($0.54)        --              $9.77
Year Ended May 31, 1997                          $9.26          $0.55       --            ($0.55)        --              $9.26
Year Ended May 31, 1996                          $9.61          $0.54     ($0.35)         ($0.54)        --              $9.26
Year Ended May 31, 1995                          $9.51          $0.58      $0.10          ($0.58)        --              $9.61
August 5, 1993(c) to May 31, 1994               $10.67          $0.50     ($0.90)         ($0.50)      ($0.26)           $9.51
---------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense Reimbursements and fee waivers.
(c) The Fund commenced operations on June 9, 1987; the original class of shares subsequently became A Shares. The Fund commenced offering B Shares on August 5, 1993.
(d)  Annualized.


       Ratio to Average Net Assets
 ----------------------------------------

     Net                                              Portfolio   Net Assets at
  Investment      Net          Gross        Total      Turnover   End of Period
    Income      Expenses    Expenses(a)   Return(b)      Rate    (000's Omitted)
--------------------------------------------------------------------------------


    6.29%        0.75%         1.14%        12.47%       167.09%     $7,661
    6.59%        0.75%         1.17%        6.79%        231.00%     $5,142
    6.33%        0.75%         1.16%        2.58%        270.17%     $5,521
    7.02%        0.75%         1.24%        8.49%         98.83%     $6,231
    6.72%        0.60%         1.16%       (1.58%)        26.67%     $6,177
    7.18%        0.60%         1.10%        11.46%        87.98%    $85,252
    7.80%        0.31%         1.08%        13.58%        84.24%    $63,973
    8.82%        0.16%         1.11%        12.38%        61.33%    $50,138
    8.98%        0.19%         1.13%        8.71%         43.81%    $37,932
    8.62%        0.07%         1.10%        8.78%         48.08%    $27,939

    5.54%        1.50%         2.19%        11.52%       167.09%     $4,855
    5.87%        1.50%         2.25%        6.03%        231.00%     $3,349
    5.57%        1.50%         2.27%        1.92%        270.17%     $3,292
    6.24%        1.50%         2.21%        7.57%         98.83%     $3,296
   5.82%(d)     1.33%(d)     2.08%(d)     (4.82%)(d)      26.67%     $2,605


                                                                       Net Realized
                                                                            and       Distributions  Distributions      Ending
                                        Beginning Net       Net         Unrealized       from Net      from Net      Net Asset
                                         Asset Value     Investment     Gain (Loss)     Investment     Realized      Value Per
                                          Per Share        Income     on Investments      Income         Gain          Share
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
A SHARES
Year Ended May 31, 1998                     $9.40          $0.59           $0.28         ($0.59)        ($0.05)        $9.63
Year Ended May 31, 1997                     $9.40          $0.60           $0.03         ($0.60)        ($0.03)        $9.40
Year Ended May 31, 1996                     $9.73          $0.64          ($0.31)        ($0.64)        ($0.02)        $9.40
Year Ended May 31, 1995                     $9.54          $0.67           $0.19         ($0.67)          --           $9.73
December 31, 1993(e) to May 31, 1994        $10.00         $0.27          ($0.46)        ($0.27)          --           $9.54
B SHARES
Year Ended May 31, 1998                     $9.42          $0.52           $0.28         ($0.52)        ($0.05)        $9.65
Year Ended May 31, 1997                     $9.40          $0.53           $0.05         ($0.53)        ($0.03)        $9.42
Year Ended May 31, 1996                     $9.73          $0.57          ($0.31)        ($0.57)        ($0.02)        $9.40
Year Ended May 31, 1995                     $9.54          $0.59           $0.19         ($0.59)          --           $9.73
December 31, 1993(e) to May 31, 1994        $10.00         $0.24          ($0.46)        ($0.24)          --           $9.54
--------------------------------------------------------------------------------------


(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(c)  Includes expenses allocated from the Portfolio in which the Fund invests.
(d)  Reflects the activity of the Portfolio in which the Fund invests.
(e)  The Fund commenced operations on December 31, 1993.
(f)  Annualized.




                  Ratio to Average Net Assets
               --------------------------------------

   Net                                            Portfolio   Net Assets at
Investment      Net        Gross        Total     Turnover    End of Period
  Income     Expenses   Expenses(a)   Return(b)     Rate     (000's Omitted)
-----------------------------------------------------------------------------


 6.14%(c)    0.75%(c)     1.13%(c)      9.46%    134.56%(d)           $3,030
  6.37%        0.75%       1.31%        6.84%      55.07%             $3,086
  6.48%        0.76%       1.57%        3.41%      77.49%             $2,010
  6.94%        0.64%       2.38%        9.42%      35.19%               $599
 6.04%(f)    0.37%(f)    13.29%(f)   (4.64%)(f)    37.50%               $150

 5.37%(c)    1.50%(c)     2.22%(c)      8.64%    134.56%(d)           $2,648
  5.61%        1.49%       2.37%        6.27%      55.07%             $2,254
  5.75%        1.51%       2.48%        2.63%      77.49%             $2,098
  6.17%        1.41%       3.09%        8.59%      35.19%               $919
 5.40%(f)    1.11%(f)     8.29%(f)   (5.23%)(f)    37.50%               $186

3.       GLOSSARY

This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

Term                Definition
----                ----------
AMT                 Alternative minimum tax.

Board               The Board of Trustees of Norwest Advantage Funds.

CDSC                Contingent deferred sales charge.

Duration A measure of a debt security's average life that reflects the present value of the security's cash flow. Prices of
                    securities   with  longer   durations   generally  are  more
                    volatile.


Fundamental         Requiring shareholder approval to change.

Investment Grade    Rated  at  the  time  of   purchase   in  1 of the 4 highest
                    long-term or 2 highest short-term ratings categories by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

NRSRO               A nationally  recognized  statistical  rating  organization,
                    such  as  S&P,  that  rates  fixed  income   securities  and
                    preferred stock by relative credit risk.

Non-Investment      Neither  rated at the time of purchase in 1 of the 4 highest
Grade               long-term or 2 highest  short-term  ratings categories by an
                    NRSRO nor unrated and determined by the Adviser to be of comparable quality.

SAI                 Statement of Additional Information.

SEC                 The U.S. Securities and Exchange Commission.

STRIPS              Separately  traded  principal  or  interest   components  of
                    securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities program.

U.S. Government     A security issued or guaranteed as to principal and interest
Security            by   the   U.S.    Government,    its    agencies   or   its
                    instrumentalities.






4.       INVESTMENT OBJECTIVES AND POLICIES

This section discusses the investment objectives and policies of the Funds. All of the Funds invest at least 65% of their total assets in fixed income securities. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The RISK CONSIDERATIONS section below discusses these risks.

STABLE INCOME FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to maintain safety of principal while providing low volatility total return.


INVESTMENT POLICIES. The Fund invests primarily in short-term Investment Grade securities. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

The Fund normally limits its investments in:

*    mortgage-backed securities to not more than 65% of its total assets;

* other types of asset-backed securities to not more than 25% of its total assets;

* mortgage-backed securities that are not U.S. Government Securities to not more than 25% of its total assets; and

*    U.S. Government Securities to not more than 50% of its total assets.

The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

The Fund only purchases Investment Grade securities. The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

The Fund may use options, swap agreements, interest rate caps, floors, and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[RISK ICON]

  credit risk                  foreign risk               interest rate risk
  leverage risk                market risk                prepayment risk


INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide income and safety of principal by investing primarily in U.S. Government Securities.

INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65% of its assets in U.S. Government Securities and may invest up to 35% of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

The Fund limits its investments in:

*    mortgage-backed securities to not more than 50% of its total assets;

* other types of asset-backed securities to not more than 25% of its total assets; and

* zero-coupon securities, except in STRIPS, to not more than 10% of its total assets.

As part of its mortgage-backed securities investments, the Fund may enter into Dollar Rolls. The Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S.

Government, except the U.S. Treasury. The Fund may enter into short sales.

The Fund will purchase only securities that are rated, at the time of purchase, within the 2 highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. Under normal circumstances, the Fund's portfolio securities will have an average dollar-weighted maturity of between 3 and 10 years and a Duration of between 70% and 130% of the Duration of a 5 year Treasury Note.

The Fund may use options, swap agreements, interest rate caps, floors, and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[RISK ICON]

 credit risk                 interest  rate   risk        leverage  risk
 market risk                 market risk                  prepayment risk

INCOME FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide total return consistent with current income.

INVESTMENT POLICIES. The Fund invests in a diversified portfolio of fixed and variable rate fixed income securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S. issuers, including U.S. Government Securities, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. The Adviser attempts to increase the Fund's performance by applying various fixed income management techniques. The Adviser combines these techniques with fundamental economic, credit and market analysis while at the same time controlling total return volatility by targeting the Fund's Duration within a narrow band around the Duration of the Lipper Corporate A-Rated Debt Average.

The Fund normally invests at least 30% of its total assets in U.S. Government Securities. The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets.

The Fund may invest up to 70% of its total assets in corporate securities, such as bonds, debentures, and notes and fixed income securities that can be converted into or exchanged for common stocks. The Fund also may invest in zero coupon securities and enter into dollar rolls.

The Fund may invest in debt securities registered and sold in the United States by foreign issuers and debt securities sold outside the United States by foreign or U.S. issuers. The Fund restricts its purchases of debt securities to those denominated and payable in U. S. dollars.

Normally, the Fund will invest at least 80% of its total assets in Investment Grade securities. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

The Fund invests primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years. The Fund's portfolio of securities will normally have a Duration of between 70% and 130% of the Duration of the Lipper Corporate A-Rated Debt Average.


[RISK ICON]

 credit risk                  foreign risk             interest rate risk
 leverage risk                market risk              prepayment risk

TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to seek total.

INVESTMENT POLICIES. The Fund invests in a broad range of fixed income instruments in order to create a strategically diversified portfolio of fixed income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds, and foreign bonds.

The Adviser focuses on relative value as opposed to predicting the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that are consistent with the Fund's investment objective.

     The Fund particularly seeks strategic diversification. The Fund will not invest more than:

*    75% of its total assets in corporate bonds;

*    65% of its total assets in mortgage-backed securities;

*    50% of its total assets in asset-backed securities; or

*    25% of its total assets in a single industry of the corporate market.

The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

The Fund will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities.

The average maturity of the Fund will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's Duration normally will vary between 3 and 8 years.

The Fund may use options, swap agreements, interest rate caps, floors, and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


[RISK ICON]

 credit risk                   interest rate risk                leverage risk
 market risk                   prepayment risk


5. RISK CONSIDERATIONS

This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in INVESTMENT OBJECTIVES AND POLICIES lists the Fund's principal risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.

FOREIGN RISK. The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls, or other limitations on repatriation of foreign capital or nationalization, increased taxation, or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. This risk may be greater for investments in emerging or developing markets.

INTEREST RATE RISK. The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of the Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund is subject to risk even if all the fixed-income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities.

LEVERAGE RISK. The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.

MARKET RISK. The risk that the market value of a Fund's investments will fluctuate as the bond markets fluctuate generally. Market risk may affect a single issuer, industry, or section of the economy or may affect the market as a whole.

PREPAYMENT RISK. The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage-and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.

6. COMMON POLICIES

Except as otherwise indicated, investment policies of the Funds may be changed by the Board without shareholder approval. The Funds' investment objectives are Fundamental.


VOTING ISSUES

In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of Funds with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the funds than do shareholders of Funds with lower net asset values.


DOWNGRADED SECURITIES

Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

TEMPORARY DEFENSIVE POSITION

To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash or cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective and is likely that its shareholders may be subject to Federal and applicable state income taxes on a greater portion of the fund's income distribution.

PORTFOLIO TRANSACTIONS

From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover rate.

YEAR 2000 AND EURO

The Funds could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


          7.      MANAGEMENT

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

Norwest, Stable Income Portfolio and Strategic Value Bond Portfolio have retained GALLIARD CAPITAL MANAGEMENT, INC. or GALLIARD as an investment subadviser to make investment decisions for and administer the investment programs of those Portfolios. Norwest decides which portion of the Portfolios' assets Galliard should manage and supervises Galliard's performance of its duties. Galliard is an investment advisory subsidiary of Norwest Bank which provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. Galliard Capital Management, Inc.'s address is 800 Lasalle Ave. Suite 2060, Minneapolis, MN 55479.

Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing a Fund's portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest by the Fund or the Portfolio in which it invests. The list states the investment advisory fees on an annualized basis as a percentage of a Fund's or Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

How investment advisory fees are paid depends on whether or not a Fund invests in a Portfolio.

* If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

* If a Fund invests in a Portfolio, Norwest receives an investment advisory fee from the Portfolio.

Norwest (and not the Funds or Portfolios) pays the subadviser's investment subadvisory fee. The investment subadvisory fee does not increase the amount of the investment advisory fees paid to Norwest by the Funds or Portfolios.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  STABLE INCOME FUND
  PORTFOLIO:                     STABLE INCOME PORTFOLIO
  SUBADVISER:                    GALLIARD
  PORTFOLIO MANAGER:             Karl P. Tourville (1994) and John Huber (1998).
  ADVISORY FEE:                  0.30%


  INTERMEDIATE GOVERNMENT INCOME FUND
  PORTFOLIO MANAGER:             Marjorie H. Grace, CFA (1995).
  ADVISORY FEE:                  0.33%


  INCOME FUND
  PORTFOLIO MANAGER:             Marjorie H. Grace, CFA (1996).
  ADVISORY FEE:                  0.50%


  TOTAL RETURN BOND FUND
  PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
  SUBADVISER:                    GALLIARD
  PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998),
                                 and David Yim (1998)
  ADVISORY FEE:                  0.50%

PORTFOLIO MANAGERS

MARJORIE H. GRACE, associated with Norwest or its affiliates since 1992. Ms. Grace is a Director, Taxable Fixed Income of Norwest.

JOHN HUBER, associated with Norwest or its affiliates since 1990. Mr. Huber has been a portfolio manager and Corporate Trading Specialist at Galliard since 1995 and has been in investment management since 1990.

RICHARD MERRIAM, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

KARL P. TOURVILLE, associated with Norwest or its affiliates since 1986. Mr. Tourville has been a managing partner of Galliard since 1995.

DAVID YIM, associated with Norwest or its affiliates since 1995. Mr. Yim has been a portfolio manager and Credit Research Specialist of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in a Portfolio. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in a Portfolio. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

          OTHER FUND SERVICES

The FORUM FINANCIAL GROUP of companies provide managerial, administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, distribution disbursing agent, and custodian.


          8.      CHOOSING A SHARE CLASS

Sales charges and fees vary considerably between a Fund's A Shares and B Shares. After a set number of years, B Shares, which have higher fees, convert to A Shares, which have lower fees. Consider the differences in the classes' fee structures carefully before choosing which class to purchase. In particular, consider how long you intend to invest in the Fund and whether during that period the accumulated fees and applicable CDSCs on B Shares would be less than the initial sales charge on A Shares. Also, consider whether you might qualify for a reduced sales charge on A Shares and whether any difference in total expenses between classes would be offset by A Shares' higher yield. The SAI has more information about ways to qualify for reduced sales charges and how reduced sales charge alternatives operate.

A SHARES

The Funds offer A Shares at their next-determined net asset value plus the following initial sales charge (no sales charge applies to reinvestments of distributions):

STABLE INCOME FUND
                                                                    SALES CHARGE
                                                                 AS A PERCENTAGE OF*.
   AMOUNT OF PURCHASE                                 OFFERING PRICE+     NET AMOUNT INVESTED

Less than $50,000...........................             1.50%                   1.52%
$50,000 to $99,999..........................             1.00%                   1.01%
$100,000 to $499,000........................             0.75%                   0.76%
$500,000 to $999,000........................             0.50%                   0.50%
  $1,000,000 and over.......................             None                    None
*Rounded to the nearest one-hundredth percent.
+The amount of the initial sales charge is
included in the offering price.

INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND, AND TOTAL RETURN BOND FUND

                                                                    SALES CHARGE
                                                                 AS A PERCENTAGE OF*
   AMOUNT OF PURCHASE                                 OFFERING PRICE+     NET AMOUNT INVESTED

Less than $50,000...........................              4.00%                  4.17%
$50,000 to $99,999..........................              3.50%                  3.63%
$100,000 to $249,000........................              3.00%                  3.09%
$250,000 to $499,999..............................        2.50%                  2.56%
$500,000 to $999,000.............................         2.00%                  2.04%
over $1,000,000 ...................................       None                  None
*Rounded to the nearest one-hundredth percent.
+The amount of the initial sales charge is included in the offering price.

+The amount of the initial sales charge is included in the offering price

If you redeem A Shares purchased with a reduced sales charge, the Funds may impose a charge on the redemption depending on how long you have held the shares.

B SHARES

The Funds offer B Shares at their net asset value per share. The Funds' B Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.

     CONTINGENT DEFERRED SALES CHARGE. If you redeem B Shares within 4 years of purchase (2 years in the case of the Stable Income Fund), there will be a CDSC on the redemption in the amount indicated below. The amount of the CDSC will vary depending on the number of years between the payment for the purchase of the shares and their redemption. You will pay the CDSC on the lesser of the cost of the B Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on B Shares purchased through reinvestments of dividends and distributions.


                                                 CHARGE FOR STABLE INCOME FUND

   YEAR SINCE PURCHASE

First................................................       1.50%
Second...............................................       0.75%
Third and subsequent.................................        None


                                                         CHARGE FOR INTERMEDIATE
                                                              GOVERNMENT
YEAR SINCE PURCHASE                                    INCOME FUND, INCOME FUND,
                                                      AND TOTAL RETURN BOND FUND
First................................................           3.0%
Second...............................................           2.0%
Third................................................           2.0%
Fourth...............................................           1.0%
Fifth................................................           None
Sixth................................................           None

The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of distributions, third from B Shares of the Fund held for more than 4 years (2 years in the case of the Stable Income Fund), and fourth from the longest-outstanding B Shares of the Fund held for less than 4 years (2 years in the case of the Stable Income Fund).

     CONVERSION FEATURE. B Shares will automatically convert to A Shares 6 years (4 years in the case of Stable Income Fund) from the end of the calendar month in which the Fund accepted your purchase. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee, or other charge. For purposes of conversion, the Funds will consider B Shares purchased through the reinvestment of dividends and distributions to be held in a separate sub-account. Each time any B Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, B Shares might continue to pay their distribution fee indefinitely.

          9.      HOW TO BUY AND SELL SHARES

You may purchase Fund shares on "Fund Business Days" at their net asset value next determined after receipt of your purchase order in proper form plus, in the case of A Shares, any applicable sales charge. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

All of the Funds except Stable Income Fund require a minimum initial investment of $1,000. Stable Income Fund requires a minimum initial investment of $5,000. All of the Funds require minimum subsequent investments of $100. Your shares become eligible to receive distributions the Fund Business Day after your purchase order is received in proper form.

The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

PURCHASING PROCEDURES

DIRECT PURCHASES

You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                     NORWEST ADVANTAGE FUNDS
                                     [NAME OF FUND]
                                     NORWEST BANK MINNESOTA, N.A.
                                     TRANSFER AGENT
                                     733 MARQUETTE AVENUE
                                     MINNEAPOLIS, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan, or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                        NORWEST BANK MINNESOTA, N.A.
                        A091 000 019
                        FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                        RE: [NAME OF FUND][CLASS OF SHARES]
                        ACCOUNT NO.:
                        ACCOUNT NAME:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You may make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Fund shares as of the next determination of the Fund's net asset value following receipt by the transfer agent of your redemption order in proper form subject to, in the case of B Shares, a CDSC imposed on most redemptions made within 4 years of purchase (two in the case of Stable Income Fund). Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (11) the payment of redemption proceeds to any address, person, or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations, or other eligible institutions. The specific institution providing the guarantee must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Funds and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 ($5,000 in the case of Stable Income Fund) immediately following any redemption.

          REDEMPTION PROCEDURES

If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signature guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered, and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are wired on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange A Shares and B Shares for A Shares and B Shares, respectively, of the Funds and of other funds of Norwest Advantage Funds that offer those classes of shares. You may also exchange A Shares and B Shares for some classes of certain money market funds of Norwest Advantage Funds. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and prospectuses of those funds.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees (other than CDSCs) charged by, and the limitations (including minimum investment restrictions) of, the Fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares may legally be sold in your state of residence.

The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

SALES CHARGES. Some exchanges of A Shares may require a sales charge in addition to the sales charge you paid to purchase the shares. If you exchange into a fund that imposes an initial sales charge greater than the sales charge you paid, you must pay the difference between the sales charge of the fund you are exchanging into and your Fund. For example, if you paid a 2% initial sales charge on a purchase of shares and then exchanged those shares for shares of another fund with a 3% initial sales charge, you would pay an additional 1% sales charge on the exchange. The Funds deem A Shares acquired through the reinvestment of distributions to have been acquired with a sales charge equal to the maximum sales charge of the Fund.

You may exchange B Shares without paying a CDSC. If you redeem shares you received in an exchange, the CDSC will be calculated as if you never exchanged the B Shares you originally purchased. B Shares acquired through an exchange will convert to A Shares when the B Shares originally purchased would convert to A Shares.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

          10.     DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Stable Income Fund, Intermediate Government Income Fund, and Total Return Bond Fund declare and distribute net investment income monthly. Income Fund declares distributions of net investment income daily and pays those distributions monthly. Each Fund's net capital gain, if any, is distributed at least annually. Distributions on B Shares will be lower than those on A Shares per share because of the distribution and other fees applicable to B Shares.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

* Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution.

TAX MATTERS

The Funds are  managed  so that they do not owe  federal  income or excise  tax.
Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

Distributions (other than distributions of net investment income of Income Fund) reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes.

11.      OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value at 4:00 p.m., Eastern Time on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value securities at fair value as determined by or pursuant to procedures adopted by the Board.

European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which the securities trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Each Fund reserves the right to invest in 1 or more Portfolios. Each Fund bears its pro rata share of the expenses of any Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in individual securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.

BROKER-DEALER REALLOWANCES

The Funds' distributor may pay a "broker-dealer's" reallowance to certain financial intermediaries purchasing shares as principal or agent. Normally, the distributor will reallow the amounts indicated below, although it may at times reallow the entire sales charge. The distributor also may make additional payments to certain intermediaries out of its own resources of up to 0.75% (0.50% in the case of Stable Income Fund) of the net asset value of Fund shares purchased. Norwest Advantage Funds may change the amount of the reallowance.

In addition, at its own expense, the distributor may provide compensation, including financial assistance, to financial intermediaries in connection with their conferences, employee sales or training programs, public seminars, advertising campaigns, or other special events. The distributor may, for example, compensate the intermediaries with travel arrangements and lodging, tickets for entertainment events, and merchandise. The distributor may make this compensation available only to intermediaries that have sold or are expected to sell significant amounts of Fund shares or who charge an asset based fee, whether or not they have a fiduciary relationship with their clients.

STABLE INCOME FUND

    AMOUNT OF PURCHASE               BROKER-DEALERS' REALLOWANCE AS A PERCENTAGE
                                                   OF OFFERING PRICE
    Less than $50,000...........................            1.35%
    $50,000 to $99,999..........................            0.90%
    $100,000 to $499,000........................            0.70%
    $500,000 to $999,000........................            0.45%
    $1,000,000 and over.........................             None



INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND, AND TOTAL RETURN BOND FUND

AMOUNT OF PURCHASE                          BROKER-DEALERS' REALLOWANCE AS A
                                              PERCENTAGE OF OFFERING PRICE
Less than $50,000...........................             3.50%
$50,000 to $99,999..........................             3.00%
$100,000 to $249,000........................             2.50%
$250,000 to $499,999........................             2.25%
$500,000 to $999,000........................             1.75%
$1,000,000 to $2,499,999....................             0.75%
$2,500,000 to $4,999,999....................             0.50%
Over $5,000,000.............................             0.25%



NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your investment representatiave or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

                               P R O S P E C T U S



                                 October 1, 1998


                              TAX-FREE INCOME FUND

                             COLORADO TAX-FREE FUND

                             MINNESOTA TAX-FREE FUND































AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Table of Contents
    1. OVERVIEW.................................................................
       Expense Information......................................................
    2. FINANCIAL HIGHLIGHTS.....................................................
    3. GLOSSARY.................................................................
    4. INVESTMENT OBJECTIVES AND POLICIES.......................................
       Tax-Free Income Fund.....................................................
       Colorado Tax-Free Fund...................................................
       Minnesota Tax-Free Fund..................................................
    5. RISK CONSIDERATIONS......................................................
    6. COMMON POLICIES..........................................................
    7. MANAGEMENT OF THE FUNDS..................................................
       Investment Advisory Services.............................................
       Other Fund Services......................................................
    8. CHOOSING A SHARE CLASS...................................................
       A Shares.................................................................
       B Shares.................................................................
    9. HOW TO BUY AND SELL SHARES...............................................
       General Purchase Information.............................................
       Purchase Procedures......................................................
       General Redemption Information...........................................
       Redemption Procedures....................................................
       Exchanges................................................................
   10. DISTRIBUTIONS AND TAX MATTERS............................................
       Distributions............................................................
       Tax Matters..............................................................
   11. OTHER INFORMATION........................................................
       Determination of Net Asset Value.........................................
       Other Funds..............................................................
       Broker-Dealers' Reallowances.............................................

1.       OVERVIEW

The following is a summary of information about the Funds. Before investing, you should read the prospectus and consider the discussions under Investment Objectives and Policies and Risk Considerations.

No single Fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.

THE FUNDS AT A GLANCE

The Funds generally seek current income exempt from federal or state income taxes.

        ------------------------------------------------------------------------
        ------------------------------------------------------------------------

        FUND                                 OBJECTIVE                           PRIMARY INVESTMENTS

        TAX-FREE INCOME FUND                 Current income exempt from          Investment grade (average maturity
                                             federal income taxes.               of 10-20+ years) municipal
                                                                                 securities.

        COLORADO TAX-FREE FUND               A high-level of current income      Investment grade (average maturity
                                             exempt from both federal            of 10-20+ years) Colorado
                                             (including the AMT) and Colorado    municipal securities.
                                             income taxes consistent with the
                                             preservation of capital.


        MINNESOTA TAX-FREE FUND              A high-level of current income      Investment grade (average maturity
                                             exempt from both federal and        of 10-20+ years) Minnesota
                                             Minnesota income taxes (including   municipal securities.
                                             the AMT) consistent with the
                                             preservation of capital.

CLASSES OF SHARES

This Prospectus offers 2 classes of shares of the Funds. The classes, which have different fee structures, are:

* A Shares: offered at their net asset value plus an initial sales charge. A Shares do not pay distribution or shareholder servicing fees.

* B Shares: offered at their net asset value. B Shares pay distribution and shareholder servicing fees and convert to A Shares 6 years after purchase. If you redeem your B Shares within 4 years of purchase, you may pay a contingent deferred sales charge. The amount of the charge depends on the length of time you hold the shares.

MANAGEMENT OF THE FUNDS

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is each Fund's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts, and currently manages more than $29 billion in assets.

The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

INVESTMENT MINIMUMS AND RESTRICTIONS

The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Colorado Tax-Free Fund offers shares only to residents of Colorado. Minnesota Tax-Free Fund offers shares only to residents of Minnesota.

EXCHANGES

If you own shares of a Fund, you may exchange them for shares of certain other funds. Your exchange rights will vary depending on the class of shares you own.

DISTRIBUTIONS

Each Fund distributes to shareholders its net capital gain, if any, at least annually. The DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income.

The Funds pay distributions of net investment income monthly. Each Fund distributes net capital gain, if any, to shareholders at least annually.

RISK FACTORS

All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets in which the Fund invests, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

The investment income you receive from a Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the principal and interest on its obligations when due. Funds that invest primarily in securities that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, generally have less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.

The Funds that invest primarily in the debt securities of the government and municipalities of a single state are more exposed to adverse economic developments and other risks affecting that state than the Fund that invests in a number of different states. Also, these single state Funds may invest in fewer issuers than the other Fund; a decline in the value of a Fund's investment in an issuer could therefore have a more significant effect on the Fund's shares.

Each Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund, and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.


EXPENSES OF INVESTING IN THE FUNDS

The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund.



                        SHAREHOLDER TRANSACTION EXPENSES
                            (APPLICABLE TO EACH FUND)

                                                              A                         B
                                                              SHARES                    SHARES
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
   (as a percentage of offering price)                                 4.0%                      Zero
Maximum deferred sales charge
   (as a percentage of the lesser of original purchase
   price or redemption proceeds)                                       Zero                      3.0%(1)

 ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                            TAX-FREE INCOME FUND
                                                              A               B
                                                           Shares          Shares
                                                         ------------    ------------

Investment Advisory Fee (2)                                 0.34%           0.34%
Rule 12b-1 Fees (after fee waivers)(3)                       N/A            0.75%
Other    Expenses    (after fee waivers and                 0.26%           0.26%
    reimbursements)
Total Operating Expenses(4)                                 0.60%           1.35%


                                                           COLORADO TAX-FREE FUND          MINNESOTA TAX-FREE FUND
                                                              A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ------------    ------------    ------------   ------------

Investment Advisory Fee  (2)                                0.29%           0.29%           0.23%           0.23%
Rule 12b-1 Fees (after fee waivers)(3)                       N/A            0.75%            N/A            0.75%
Other Expenses (after fee waivers and                       0.31%           0.31%           0.37%           0.37%
   reimbursements)
Total Operating Expenses(4)                                 0.60%           1.35%           0.60%           1.35%



(1) The maximum 3.0% CDSC on B Shares of a Fund applies to redemptions during the first year after purchase; the CDSC declines to 2.0% for redemptions during the second and third years, 1.0% for redemptions during the fourth year, and 0% the following year.
(2)  Absent waivers, Investment Advisory Fee would be 0.50% for each Fund.
(3)  Absent waivers, Rule 12b-1 Fees would be 1.00% for B Shares of each Fund.

(4) Absent expense reimbursements and fee waivers, the expenses of A Shares of Tax-Free Income Fund, Colorado Tax-Free Fund, and Minnesota Tax-Free Fund would be: Other Expenses, 0.49%, 0.54%, and 0.57%, respectively; and Total Operating Expenses, 0.99%, 1.04%, and 1.07%, respectively. Absent expense reimbursements and fee waivers, the expenses of B Shares of Tax-Free Income Fund, Colorado Tax-Free Fund, and Minnesota Tax-Free Fund would be: Other Expenses, 0.55%, 0.54%, and 0.57%, respectively; and Total Operating Expenses, 2.05%, 2.04%, and 2.07%, respectively. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.




EXAMPLE
The following Hypothetical Expense Example indicates the dollar amount of expenses that you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, reinvestment of all distributions, the deduction of the maximum initial sales charge for A Shares, the deduction of the deferred sales charge for B Shares applicable to a redemption at the end of the period and the conversion of B Shares to A Shares at the end of 6 years. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

HYPOTHETICAL EXPENSE EXAMPLE

                                                     1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                                ----------------- ---------------- ----------------- ----------------
TAX-FREE INCOME FUND
  A Shares                                            $46               $58              $72              $112
  B Shares
    Assuming  redemption  at the end of the            44                63               74                162
    period
    Assuming no redemption                             14                43               74                162
COLORADO TAX-FREE FUND
  A Shares                                             46                58               72                112
  B Shares
    Assuming  redemption  at the end of the            44                63               74                162
    period
    Assuming no redemption                             14                43               74                162
MINNESOTA TAX-FREE FUND
  A Shares                                             46                58               72                112
  B Shares
    Assuming  redemption  at the end of the            44                63               74                162
    period
    Assuming no redemption                             14                43               74                162


2.       F I N A N C I A L   H I G H L I G H T S


The financial highlights table is intended to help you understand each Fund's financial performance for the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.

                                                                         Net Realized
                                                                              and        Distributions  Distributions      Ending
                                         Beginning Net        Net         Unrealized        from Net       from Net      Net Asset
                                          Asset Value     Investment      Gain (Loss)      Investment      Realized      Value Per
                                           Per Share        Income      on Investments       Income          Gain          Share
-----------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INCOME FUND
A SHARES

Year Ended May 31, 1998                     $10.05           $0.53           $0.49          ($0.53)           --          $10.54
Year Ended May 31, 1997                      $9.78           $0.54           $0.27          ($0.54)           --          $10.05
Year Ended May 31, 1996                      $9.82           $0.55          ($0.04)         ($0.55)           --           $9.78
Year Ended May 31, 1995                      $9.60           $0.55           $0.22          ($0.55)           --           $9.82
Year Ended May 31, 1994                     $10.06           $0.58          ($0.39)         ($0.58)         ($0.07)        $9.60
Year Ended May 31, 1993                      $9.98           $0.66           $0.11          ($0.66)         ($0.03)       $10.06
Year Ended May 31, 1992                      $9.95           $0.70           $0.04          ($0.70)         ($0.01)        $9.98
Year Ended  May 31, 1991                     $9.78           $0.70           $0.17          ($0.70)           --           $9.95
August 1, 1989(c) to May 31, 1990           $10.00           $0.57          ($0.22)         ($0.57)           --           $9.78
B SHARES

Year Ended May 31, 1998                     $10.05           $0.46           $0.48          ($0.45)           --          $10.54
Year Ended May 31, 1997                      $9.78           $0.46           $0.27          ($0.46)           --          $10.05
Year Ended May 31, 1996                      $9.82           $0.48          ($0.04)         ($0.48)           --           $9.78
Year Ended May 31, 1995                      $9.60           $0.48           $0.22          ($0.48)           --           $9.82
August 6, 1993(c) to May 31, 1994           $10.17           $0.39          ($0.50)         ($0.39)         ($0.07)        $9.60
----------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursement and fee waivers.
(c) The Fund commenced operations on August 1, 1989; the original class of shares subsequently became A Shares. The Fund commenced offering B Shares on August 6, 1993.
(d) Annualized.


    Ratio to Average Net Assets
------------------------------------

   Net                                          Portfolio     Net Assets at
Investment     Net        Gross       Total     Turnover      End of Period
  Income    Expenses   Expenses(a)  Return(b)     Rate       (000's Omitted)
-------------------------------------------------------------------------------


  5.09%       0.60%       0.99%       10.33%       142.81%             $35,121
  5.41%       0.50%       1.06%       8.43%        152.33%             $29,217
  5.54%       0.40%       1.06%       5.29%        126.20%             $33,914
  5.87%       0.60%       1.12%       8.42%        130.90%             $30,786
  5.77%       0.60%       1.14%       1.74%        116.54%             $34,426
  6.47%       0.60%       1.12%       7.86%         42.81%            $109,983
  7.03%       0.34%       1.14%       7.65%         73.66%             $56,250
  7.09%       0.14%       1.08%       9.16%        101.11%             $35,215
 6.96%(d)   0.03%(d)     0.97%(d)    4.34%(d)       41.16%             $17,439

  4.31%       1.35%       2.05%       9.52%        142.81%             $11,070
  4.64%       1.26%       2.15%       7.63%        152.33%              $7,329
  4.77%       1.14%       2.21%       4.50%        126.20%              $5,897
  5.05%       1.35%       2.21%       7.61%        130.90%              $3,729
 4.76%(d)   1.31%(d)     2.24%(d)   (0.98%)        116.54%              $2,674

                                                                         Net Realized
                                                                              and       Distributions    Distributions     Ending
                                         Beginning Net        Net         Unrealized       from Net        from Net      Net Asset
                                          Asset Value     Investment      Gain (Loss)     Investment       Realized      Value Per
                                           Per Share        Income      on Investments       Income          Gain          Share
----------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund
A SHARES

Year Ended May 31, 1998                     $10.22           $0.53           $0.47          ($0.53)          --           $10.69
Year Ended May 31, 1997                      $9.89           $0.54           $0.33          ($0.54)          --           $10.22
Year Ended May 31, 1996                      $9.90           $0.53          ($0.01)         ($0.53)          --            $9.89
Year Ended May 31, 1995                      $9.69           $0.48           $0.21          ($0.48)          --            $9.90
Year Ended May 31, 1994(c)                  $10.00           $0.51          ($0.30)         ($0.51)        ($0.01)         $9.69
B SHARES

Year Ended May 31, 1998                     $10.23           $0.45           $0.48          ($0.45)          --           $10.71
Year Ended May 31, 1997                      $9.90           $0.47           $0.33          ($0.47)          --           $10.23
Year Ended May 31, 1996                      $9.91           $0.46          ($0.01)         ($0.46)          --            $9.90
Year Ended May 31, 1995                      $9.70           $0.41           $0.21          ($0.41)          --            $9.91
August 6, 1993(c) to May 31, 1994           $10.04           $0.35          ($0.33)         ($0.35)        ($0.01)         $9.70
----------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursement and fee waivers.
(c) The Fund commenced operations on June 1, 1993; the original class of shares subsequently became A Shares. The Fund commenced offering B Shares on
    August 2, 1993.
(d) Annualized.





    Ratio to Average Net Assets
------------------------------------

   Net                                         Portfolio     Net Assets at
Investment     Net        Gross       Total     Turnover      End of Period
  Income    Expenses   Expenses(a)  Return(b)     Rate      (000's Omitted)
-------------------------------------------------------------------------------


  5.00%       0.60%       1.04%       9.96%      69.87%                $34,254
  5.36%       0.45%       1.14%       9.00%     129.26%                $27,806
  5.30%       0.30%       1.13%       5.35%     171.41%                $26,991
  5.10%       0.30%       1.15%       7.47%      47.88%                $25,997
  4.94%       0.07%       1.23%       2.02%      40.92%                $31,724

  4.24%       1.35%       2.04%       9.25%      69.87%                 $9,156
  4.60%       1.20%       2.15%       8.19%     129.26%                 $7,218
  4.64%       1.05%       2.16%       4.56%     171.41%                 $6,400
  4.32%       1.05%       2.16%       6.67%      47.88%                 $5,198
 4.08%(d)   0.85%(d)     2.24%(d)    0.27%       40.92%                 $4,494

                                                                             Net Realized
                                                                                 and        Distributions   Distributions   Ending
                                             Beginning Net        Net         Unrealized       from Net        from Net    Net Asset
                                              Asset Value     Investment      Gain (Loss)     Investment       Realized    Value Per
                                               Per Share        Income      on Investments       Income          Gain        Share
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND
A SHARES

Year Ended May 31, 1998                         $10.57           $0.53           $0.48          ($0.53)          --           $11.05
Year Ended May 31, 1997                         $10.30           $0.54           $0.27          ($0.54)          --           $10.57
Year Ended May 31, 1996                         $10.45           $0.56          ($0.15)         ($0.56)          --           $10.30
Year Ended May 31, 1995                         $10.15           $0.53           $0.30          ($0.53)          --           $10.45
Year Ended May 31, 1994                         $10.65           $0.53          ($0.31)         ($0.53)        ($0.19)        $10.15
Year Ended May 31, 1993                         $10.27           $0.55           $0.39          ($0.55)        ($0.01)        $10.65
December 1, 1991 to May 31, 1992                $10.20           $0.30           $0.11          ($0.30)        ($0.04)        $10.27
Year Ended November 30, 1991                    $10.15           $0.61           $0.12          ($0.61)        ($0.07)        $10.20
Year Ended November 30, 1990                    $10.14           $0.62           $0.02          ($0.62)        ($0.01)        $10.15
Year Ended November 30, 1989                     $9.78           $0.62           $0.36          ($0.62)          --           $10.14
January 12, 1988(d) to November 30, 1988        $10.00           $0.55          ($0.22)         ($0.55)          --            $9.78
B SHARES

Year Ended May 31, 1998                         $10.57           $0.45           $0.48          ($0.45)          --           $11.05
Year Ended May 31, 1997                         $10.30           $0.46           $0.27          ($0.46)          --           $10.57
Year Ended May 31, 1996                         $10.44           $0.48          ($0.14)         ($0.48)          --           $10.30
Year Ended May 31, 1995                         $10.15           $0.45           $0.29          ($0.45)          --           $10.44
August 6, 1993(d) to May 31, 1994               $10.77           $0.35          ($0.43)         ($0.35)        ($0.19)        $10.15
--------------------------------------------------------------------------------------------




(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not reflect the effects of sales charges. Total Return would have been lower absent expense reimbursement and fee waivers.
(c) Annualized.
(d) The Fund commenced operations on January 12, 1988; the original class of shares subsequently became A Shares. The Fund commenced offering B Shares on August 6, 1993.


        Ratio to Average Net Assets
     -----------------------------------

      Net                                         Portfolio     Net Assets at
   Investment    Net        Gross        Total     Turnover      End of Period
     Income    Expenses  Expenses(a)   Return(b)     Rate      (000's Omitted)
--------------------------------------------------------------------------------


       4.83%      0.60%       1.07%        9.71%      68.27%    $33,597
       5.11%      0.60%       1.21%        7.98%      96.68%    $25,739
       5.26%      0.48%       1.26%        3.97%      77.10%    $26,610
       5.25%      0.49%       1.61%        8.55%     139.33%    $15,559
       4.92%      0.61%       1.52%        1.94%      84.23%    $10,008
       5.13%      0.75%       1.79%        9.35%      44.29%    $10,852
      5.86%(c)   0.90%(c)    2.38%(c)    8.10%(c)     6.70%      $4,896
       6.01%      0.90%       2.63%        7.40%      37.32%     $4,575
       6.21%      0.90%       2.37%        6.50%      30.86%     $4,243
       6.21%      0.90%       1.70%       10.30%      26.31%     $5,309
      6.51%(c)   0.76%(c)    1.47%(c)    4.03%(c)     32.34%     $5,904

       4.07%      1.35%       2.08%        8.89%      68.27%    $16,549
       4.35%      1.34%       2.21%        7.18%      96.68%    $11,128
       4.51%      1.23%       2.29%        3.28%      77.10%     $8,825
       4.52%      1.21%       2.62%        7.63%     139.33%     $5,090
      3.99%(c)   1.31%(c)    2.45%(c)     (0.58%)     84.23%     $2,485

--------------------------------------------------------------------------------
3. GLOSSARY
--------------------------------------------------------------------------------

This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Term                                Definition
----                                ----------
AMT                                 Alternative minimum tax.

BOARD                               The Board  of  Trustees of Norwest Advantage
                                    Funds.

CDSC                                Contingent deferred sales charge.

FUNDAMENTAL                         Requiring shareholder approval to change.

INVESTMENT GRADE                    Rated at the time of purchase in 1 of the  4
                                    highest   long-term   or  2  highest  short-
                                    term ratings categories by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

MUNICIPAL SECURITY                  A debt  security  issued  by or on behalf of
                                    the states, territories, or  possessions  of
                                    the   United    States,   the   District  of
                                    Columbia      and      their   subdivisions,
                                    authorities,      instrumentalities,     and
                                    corporations,   with  interest  exempt  from
                                    federal income tax.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's Corporation, that rates fixed-income securities by relative credit risk.

NON-INVESTMENT GRADE               Neither rated at the time of purchase in 1 of
                                   the  4   highest  long-term  or   2   highest
                                   short-term ratings categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

NON-INVESTMENT GRADE                Rated below Investment Grade.

RELATED ISSUERS                     Issuers   of   Municipal   Securities   that
                                    economic,     business,     or     political
                                    developments affect in similar ways.

SEC                                 The U.S. Securities and Exchange Commission.


--------------------------------------------------------------------------------
4.   INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The Risk Considerations section discusses these risks.

Each Fund invests at least 80% of its total assets in Municipal Securities paying interest that is exempt from federal income tax. In order to respond to business and financial conditions, each Fund may invest up to 20% of its total assets in securities paying taxable interest income or securities paying interest income that may be a preference item for purposes of the federal AMT. In addition, each Fund may hold a portion of its assets in cash and cash-equivalent securities pending investment in Municipal Securities, to meet requests for redemptions or to assume a temporary defensive position.

TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to produce current income exempt from federal income taxes.

INVESTMENT POLICIES. The Fund invests primarily in a portfolio of Investment Grade Municipal Securities. As a Fundamental investment policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from federal income taxes, including the federal AMT.

The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but will vary depending on market conditions. In general, the longer the maturity of a Municipal Security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. The Fund emphasizes investments in Municipal Securities with interest income rather than stability of the Fund's net asset value.

Under normal circumstances, the Fund will not invest more than 25% of its total assets in issuers located in the same state or in securities of Related Issuers.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
credit risk                       interest rate risk                 market risk
prepayment risk


COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal (including the AMT) and Colorado state income taxes consistent with the preservation of capital. The Fund offers shares only to residents of Colorado.

INVESTMENT POLICIES. The Fund normally invests substantially all its assets in Investment Grade Municipal Securities issued by (1) the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations, and (2)
territories and possessions of the United States ("Colorado Municipal Securities"). As a Fundamental policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from both federal (including the AMT) and Colorado state income taxes. The Fund invests in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

The yields of Colorado Municipal Securities depend on, among other things, conditions in the Colorado Municipal Securities market and fixed-income markets generally, the size of a particular offering, the maturity of the securities, and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable Colorado state tax exemption on Colorado issues.

The Adviser expects that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower. The Fund emphasizes investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value. The Fund also attempts to limit net asset value fluctuations.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   [RISK ICON]
   credit risk           diversification risk      geographic concentration risk
   interest rate risk    leverage risk             market risk
   prepayment risk


MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the AMT) without assuming undue risk. The Fund offers shares only to residents of Minnesota.

INVESTMENT POLICIES. The Fund normally invests substantially all (and always at least 75% of) its assets in Investment Grade Municipal Securities issued by (1) the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations and (2) territories and possessions of the United States ("Minnesota Municipal Securities"). As a Fundamental policy, the Fund will invest at least 80% of its total assets in securities paying interest exempt from both federal and Minnesota state income taxes (including the AMT). The Fund may invest in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

The yields of Minnesota Municipal Securities depend on, among other things, conditions in the Minnesota Municipal Securities market and fixed-income markets generally, the maturity of the securities, the rating of the issue, and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable Minnesota state tax exemption on Minnesota issues.

There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. The Adviser expects that the Fund's average dollar-weighted maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower.

The Fund emphasizes investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value.

The Fund may invest up to 25% of its total assets in Non-Investment Grade Municipal Securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     [RISK ICON]
     credit risk         diversification risk      geographic concentration risk
     interest rate risk  leverage risk             market risk
     prepayment risk



--------------------------------------------------------------------------------
5.  RISK CONSIDERATIONS
--------------------------------------------------------------------------------

This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in Investment Objectives and Policies lists the Funds' principal risks.

--------------------------------------------------------------------------------
CREDIT RISK
--------------------------------------------------------------------------------

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.


--------------------------------------------------------------------------------
DIVERSIFICATION RISK
--------------------------------------------------------------------------------

The risk that investment in a comparatively small number of issuers will increase the potential adverse effects of a decline in the value of a Fund's investment in a single issuer.


--------------------------------------------------------------------------------
GEOGRAPHIC CONCENTRATION RISK
--------------------------------------------------------------------------------

The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.


--------------------------------------------------------------------------------
INTEREST RATE RISK
--------------------------------------------------------------------------------

The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including Municipal Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund is subject to risk even if all the fixed-income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities.

--------------------------------------------------------------------------------
LEVERAGE RISK
--------------------------------------------------------------------------------

The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as forward commitment transactions.


--------------------------------------------------------------------------------
MARKET RISK
--------------------------------------------------------------------------------

The risk that the market value of a Fund's investments will fluctuate as the bond markets fluctuate generally. Market risk may affect a single issuer, industry, or section of the economy or may affect the market as a whole.


--------------------------------------------------------------------------------
PREPAYMENT RISK
--------------------------------------------------------------------------------

The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

--------------------------------------------------------------------------------
6.  COMMON POLICIES
--------------------------------------------------------------------------------


Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.


--------------------------------------------------------------------------------
VOTING ISSUES
--------------------------------------------------------------------------------

In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of Funds will have a comparatively smaller impact on the outcome of votes by all of the funds with comparitively high net asset values than do shareholders of funds with lower net asset values.

--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------

Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITION
--------------------------------------------------------------------------------

To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash or cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective and is likely that its shareholders may be subject to federal and applicable state income taxes on a greater portion of the Fund's income distributions.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover rate.

--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------

The Funds could be adversely affected if the computer systems used by the Advisers and other service providers to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

7.  MANAGEMENT OF THE FUNDS

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund. In this capacity, Norwest makes investment decisions for and administers the Funds' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing a Fund's portfolio follows the manager's name in parenthesis. The list states the investment advisory fees payable to Norwest by the Fund on an annualized basis as a percentage of a Fund's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

TAX-FREE FIXED INCOME FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TAX-FREE INCOME FUND
 PORTFOLIO MANAGER:             William T. Jackson, CFA (1993).
 ADVISORY FEE:                  0.50%


 COLORADO TAX-FREE FUND
 PORTFOLIO MANAGER:             William T. Jackson, CFA (1993).
 ADVISORY FEE:                  0.50% -  first  $300  million; 0.46% - next
                                $400 million; and 0.42% - balance.


 MINNESOTA TAX-FREE FUND
 PORTFOLIO MANAGER:             Patricia D. Hovanetz, CFA (1991).
 ADVISORY FEE:                  0.50% - first  $300  million; 0.46% - next
                                $400 million; and 0.42% - balance.

PORTFOLIO MANAGERS

PATRICIA D. HOVANETZ, associated with Norwest or its affiliates since 1966. Ms. Hovanetz is a Director-Tax-Exempt Fixed-Income of Norwest and has been associated with Norwest or Norwest Bank for more than 25 years in capacities related to municipal bond investments.

WILLIAM T. JACKSON, associated with Norwest or its affiliates since 1993. Mr. Jackson is a Managing Director, Tax-Exempt Fixed Income.

OTHER FUND SERVICES

The FORUM FINANCIAL GROUP of companies provide managerial, administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, distribution disbursing agent, and custodian.

8.       CHOOSING A SHARE CLASS

Sales charges and fees vary considerably between a Fund's A Shares and B Shares. After 6 years, B Shares, which have higher fees, convert to A Shares, which have lower fees. Consider the differences in the classes' fee structures carefully before choosing which class to purchase. In particular, consider how long you intend to invest in the Fund and whether during that period the accumulated fees and applicable CDSCs on B Shares would be less than the initial sales charge on A Shares. Also, consider whether you might qualify for a reduced sales charge on A Shares and whether any difference in total expenses between classes would be offset by A Shares' higher yield.
The SAI has more information about ways to qualify for reduced sales charges and how reduced sales charge alternatives operate.

A SHARES

The Funds offer A Shares at their next-determined net asset value plus the following initial sales charge (no sales charge applies to reinvestments of distributions):

                                                        SALES CHARGE AS A PERCENTAGE OF*
AMOUNT OF PURCHASE                                  OFFERING PRICE+      NET AMOUNT INVESTED
Less than $50,000...........................             4.00%                  4.17%
$50,000 to $99,999..........................             3.50%                  3.63%
$100,000 to $249,000........................             3.00%                  3.09%
$250,000 to $499,999........................             2.50%                  2.56%
$500,000 to $999,000........................             2.00%                  2.04%
over $1,000,000.............................             None                    None
*Rounded to the nearest one-hundredth percent.
+The amount of the initial sales charge is
included in the offering price.


If you redeem A Shares purchased with a reduced sales charge, the Funds may impose a charge on the redemption depending on how long you have held the shares.

B SHARES

The Funds offer B Shares at their net asset value per share. The Funds' B Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.


CONTINGENT DEFERRED SALES CHARGE. If you redeem B Shares within 4 years of purchase, there will be a CDSC on the redemption in the amount indicated below. The amount of the CDSC will vary depending on the number of years between the payment for the purchase of the shares and their redemption. You will pay the CDSC on the lesser of the cost of the B Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on B Shares purchased through reinvestments of distributions.


                                                            CHARGE FOR EACH FUND

YEAR SINCE PURCHASE
First................................................                3.0%
Second...............................................                2.0%
Third................................................                2.0%
Fourth...............................................                1.0%
Fifth................................................                None
Sixth................................................                None

The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of distributions, third from B Shares of the Fund held for more than 4 years, and fourth from the longest outstanding B Shares of the Fund held for less than 4 years.

CONVERSION FEATURE. B Shares will automatically convert to A Shares 6 years from the end of the calendar month in which the Fund accepted your purchase. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee, or other charge. For purposes of conversion, the Funds will consider B Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any B Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, B Shares might continue to pay their distribution fee indefinitely.

9.       HOW TO BUY AND SELL SHARES

You may purchase Fund shares on "Fund Business Days" at their net asset value next determined after receipt of your purchase order in proper form plus, in the case of A Shares, any applicable sales charge. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Your shares become eligible to receive distributions the Fund Business Day after your purchase order is received in proper form.

The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

PURCHASE PROCEDURES

DIRECT PURCHASES

You may obtain an account application by writing Norwest Advantage Funds at the following address:

                           NORWEST ADVANTAGE FUNDS
                           [NAME OF FUND]
                           NORWEST BANK MINNESOTA, N.A.
                           TRANSFER AGENT
                           733 MARQUETTE AVENUE
                           MINNEAPOLIS, MN  55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit, or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent, or the distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds, or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan, or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                           NORWEST BANK MINNESOTA, N.A.
                           A091 000 019
                           FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                           RE: [NAME OF FUND][CLASS OF SHARES]
                           ACCOUNT NO.:
                           ACCOUNT NAME:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You may make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Fund shares as of the next determination of the Fund's net asset value following receipt by the transfer agent of your redemption order in proper form subject to, in the case of B Shares, a CDSC imposed on most redemptions made within 4 years of purchase. Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person, or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations, or other eligible institutions. The specific institution providing the guarantee must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Funds and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signature guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered, and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are wired on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange A Shares and B Shares for A Shares and B Shares, respectively, of the Funds and of other funds of Norwest Advantage Funds that offer those classes of shares. You may also exchange A Shares and B Shares for some classes of certain money market funds of Norwest Advantage Funds. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and for prospectuses of those funds.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees (other than CDSCs) charged by, and the limitations (including minimum investment restrictions) of, the fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares legally may be sold in your state of residence.

The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

SALES CHARGES. Some exchanges of A Shares may require a sales charge in addition to the sales charge you paid to purchase the shares. If you exchange into a fund that imposes an initial sales charge greater than the sales charge you paid, you must pay the difference between the sales charge of the fund you are exchanging into and your Fund. For example, if you paid a 2% initial sales charge on a purchase of shares and then exchanged those shares for shares of another fund with a 3% initial sales charge, you would pay an additional 1% sales charge on the exchange. The Funds deem A Shares acquired through the reinvestment of distributions to have been acquired with a sales charge equal to the maximum sales charge of the Fund.

You may exchange B Shares without paying a CDSC. If you redeem shares you received in an exchange, the CDSC will be calculated as if you never exchanged the B Shares you originally purchased. B Shares acquired through an exchange will convert to A Shares when the B Shares originally purchased would convert to A Shares.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered, and your Social Security number or other taxpayer identification number.

10.      DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of net investment income are declared daily and paid monthly. Each Fund's net capital gain, if any, is distributed at least annually.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

*    Under  the   Reinvestment   Option,   all   distributions  of  a  Fund  are
     automatically   invested  in  additional  shares  of  that  Fund.  You  are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the distribution.

TAX MATTERS

The Funds are managed so that they do not owe federal income or excise tax. Generally, you will not be subject to federal income tax on distributions paid by a Fund out of tax-exempt interest income earned by the Fund ("exempt-interest distributions"). If you use, or are related to someone who uses, facilities financed by private activity securities held by a Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. Interest on certain private activity bonds is treated as an item of tax preference for purpose of the federal AMT imposed on individuals and corporations. In addition, exempt-interest distributions are included in the "adjusted current earnings" of corporations for AMT purposes.

As noted above, the Funds may invest a portion of their assets in securities that generate income that is not exempt from federal income tax. Further, capital gains, if any, distributed by the Funds are subject to tax. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. Distributions paid by a Fund out of its interest income that is not tax-exempt and its net short-term capital gain are taxable as ordinary income. Distributions reduce the net asset value of a Fund by the amount of the distribution paid by the Fund. Further, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable. If shares are sold at a loss after being held for 6 months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares and then treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares. If you borrow money to purchase or carry shares of a Fund, the interest on your debt generally is not deductible for federal income tax purposes.

TAX-FREE INCOME FUND. The federal income tax exemption on exempt-interest distributions does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on income derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in the Fund that may differ from the federal income tax consequences described above.

COLORADO TAX-FREE FUND. It is anticipated that substantially all of the exempt-interest distributions paid by the Fund to individuals will be exempt from Colorado personal income tax. Distributions made by the Fund to Colorado individuals, trusts, estates, and corporations subject to the Colorado income tax generally will be treated for Colorado income tax purposes in the same manner as they are treated for federal income tax purposes. Some differences may arise for taxpayers subject to the AMT because interest on Colorado private activity bonds is not a preference item for Colorado income tax purposes.
Furthermore, Colorado has no corporate AMT. Because the Fund may, except as indicated, purchase only Colorado Municipal Securities, none of the exempt-interest distributions paid by the Fund will be subject to Colorado income tax.

MINNESOTA TAX-FREE FUND. It is anticipated that substantially all of the exempt-interest distributions paid by the Fund to individuals will be exempt from Minnesota personal income tax. Interest earned on Minnesota Municipal Securities is generally excluded from gross income for Minnesota state income tax purposes, while interest earned on securities issued by municipal issuers from other states is not excluded. At least 95% of the exempt-interest distributions paid by the Fund must be derived from Minnesota Municipal Securities in order for any portion of the exempt-interest distributions paid by the Fund to be exempt from the Minnesota personal income tax. Exempt-interest distributions paid by the Fund to shareholders that are corporations are subject to Minnesota franchise tax.

Under Minnesota law, if the difference in state income tax treatment between Minnesota Municipal Securities and the Municipal Securities of issuers in other states should be judicially determined to discriminate against interstate commerce, the Minnesota legislature has expressed its intention that the discrimination be remedied by adding interest on Minnesota Municipal Securities to the taxable income of Minnesota residents. This treatment would begin with the taxable years that begin during the calendar year in which the court's decision is final. If the interest on Minnesota Municipal Securities is determined in general to be taxable income for Minnesota income tax, the Fund will consider what actions are to be taken in light of its current investment objectives and investment policies.

The Minnesota AMT on resident individuals is based in part on their income for purposes of the federal AMT. Accordingly, individual shareholders of the Fund may be subject to the Minnesota AMT on exempt-interest distributions paid by the Fund which are attributable to interest received by the Fund on certain private activity securities, even though those distributions are exempt from the regular Minnesota personal income tax.

11.      OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value at 4:00 p.m.Eastern Time, on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value securities at fair value as determined by or pursuant to procedures adopted by the Board.

INVESTING IN THE FUNDS

The Funds currently invest directly in portfolio securities. Each Fund, however, may in the future invest in 1 or more other funds as opposed to investing directly in portfolio securities.

BROKER-DEALER REALLOWANCES

The Funds' distributor may pay a "broker-dealer's" reallowance to certain financial intermediaries purchasing shares as principal or agent. Normally, the distributor will reallow the amounts indicated below, although it may at times reallow the entire sales charge. The distributor also may make additional payments to certain intermediaries out of its own resources of up to 0.75% of the net asset value of Fund shares purchased. Norwest Advantage Funds may change the amount of the reallowance.

In addition, at its own expense, the distributor may provide compensation, including financial assistance, to financial intermediaries in connection with their conferences, employee sales or training programs, public seminars, advertising campaigns, or other special events. The distributor may, for example, compensate the intermediaries with travel arrangements and lodging, tickets for entertainment events, and merchandise. The distributor may make this compensation available only to intermediaries that have sold or are expected to sell significant amounts of Fund shares or who charge an asset based fee, whether or not they have a fiduciary relationship with their clients.


AMOUNT OF PURCHASE                          BROKER-DEALERS' REALLOWANCE AS A
                                              PERCENTAGE OF OFFERING PRICE
Less than $50,000...........................             3.50%
$50,000 to $99,999..........................             3.00%
$100,000 to $249,000........................             2.50%
$250,000 to $499,999........................             2.25%
$500,000 to $999,000........................             1.75%
$1,000,000 to $2,499,999....................             0.75%
$2,500,000 to $4,999,999....................             0.50%
Over $5,000,000.............................             0.25%



NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI, AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

                                   PROSPECTUS

                                 October 1, 1998








                              GROWTH BALANCED FUND


                               INCOME EQUITY FUND


                           VALUGROWTH (SM) STOCK FUND


                             DIVERSIFIED EQUITY FUND


                               GROWTH EQUITY FUND


                            LARGE COMPANY GROWTH FUND


                           DIVERSIFIED SMALL CAP FUND


                            SMALL COMPANY STOCK FUND


                          SMALL CAP OPPORTUNITIES FUND


                               INTERNATIONAL FUND










AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, or ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Table of Contents

1.  OVERVIEW ..................................................
    The Funds..................................................
    Expense Information........................................
2.  FINANCIAL HIGHLIGHTS ......................................
3.  GLOSSARY...................................................
4.  INVESTMENT OBJECTIVES AND POLICIES ........................
    Growth Balanced Fund.......................................
    Income Equity Fund.........................................
    ValuGrowth Stock Fund......................................
    Diversified Equity Fund....................................
    Growth Equity Fund.........................................
    Large Company Growth Fund..................................
    Diversified Small Cap Fund.................................
    Small Company Stock Fund...................................
    Small Cap Opportunities Fund...............................
    International Fund.........................................
    Portfolio Descriptions.....................................
5.  RISK CONSIDERATIONS........................................
6.  COMMON POLICIES............................................
7.  MANAGEMENT OF THE FUNDS ...................................
    Investment Advisory Services...............................
    Other Fund Services........................................
8.  CHOOSING A SHARE CLASS ....................................
    A Shares...................................................
    B Shares...................................................
    C Shares...................................................
9.  HOW TO BUY AND SELL SHARES ................................
    General Purchase Information...............................
    Purchasing Shares Directly.................................
    Purchasing Shares Through Financial Institutions...........
    General Redemption Information.............................
    Redemption Procedures......................................
    Exchanges..................................................
10. DISTRIBUTIONS AND TAX MATTERS .............................
    Distributions..............................................
    Tax Matters................................................
11. OTHER INFORMATION .........................................
    Determination of Net Asset Value...........................
    Additional Information About the Portfolios................
    Broker-Dealers'
    Reallowances...............................................

1.       OVERVIEW

THE FOLLOWING IS A SUMMARY OF INFORMATION ABOUT THE FUNDS. BEFORE INVESTING, YOU SHOULD READ THE PROSPECTUS AND CONSIDER THE DISCUSSIONS UNDER INVESTMENT OBJECTIVES AND POLICIES AND RISK CONSIDERATIONS.

NO SINGLE FUND IS A COMPLETE OR BALANCED INVESTMENT PROGRAM, BUT EACH CAN SERVE AS A PART OF YOUR OVERALL INVESTMENT PROGRAM.

THE FUNDS AT A GLANCE

Growth Balanced Fund seeks a combination of current income and capital appreciation. The other Funds seek capital growth or high capital return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          FUND                                OBJECTIVE                           PRIMARY INVESTMENTS


GROWTH BALANCED FUND                Combination of current income and     15%-55% fixed income investments
                                    capital appreciation.                 and 45%-85% equity investments



INCOME EQUITY FUND                   Long-term capital  appreciation      Common stock of large high
                                     consistent with above-average        quality domestic companies.
                                     dividend income.

VALUGROWTH STOCK FUND                Long-term capital appreciation.      Stock of medium- and large-
                                                                          capitalization companies that
                                                                          have above average growth
                                                                          characteristics and that appear
                                                                          to be undervalued.

DIVERSIFIED EQUITY FUND              Long-term capital appreciation       Diversified investments in 5
                                     while moderating annual return       different equity investment
                                     volatility.                          styles.

GROWTH EQUITY FUND                   Long-term capital appreciation       Diversified investments in 3
                                     while moderating annual return       different equity investment
                                     volatility.                          styles.

LARGE COMPANY GROWTH FUND            Long-term capital appreciation.      Stock of large high-quality
                                                                          domestic companies with superior
                                                                          growth potential.

DIVERSIFIED SMALL CAP FUND           Long-term capital appreciation       Diversified investments in 5
                                     while moderating annual return       different small company equity
                                     volatility.                          investment styles.

SMALL COMPANY STOCK FUND             Long-term capital appreciation.      Stock of small and medium sized
                                                                          domestic companies.

SMALL CAP OPPORTUNITIES FUND         Long-term capital appreciation.      Equity securities of small
                                                                          domestic companies.

INTERNATIONAL FUND                   Long-term capital appreciation.      Stock of high-quality companies
                                                                          based outside of the United
                                                                          States.


CLASSES OF SHARES

This Prospectus offers 3 classes of shares. Each class has a different fee structure. All of the Funds offer A Shares and B Shares. Growth Balanced Fund, Income Equity Fund, Diversified Equity Fund, and Growth Equity Fund also offer C Shares. A Shares of Growth Balanced Fund, Large Company Growth Fund, and Diversified Small Cap Fund are not available until October 6, 1998.

* A Shares are generally offered at their net asset value plus an initial sales charge. A Shares do not have distribution or shareholder servicing fees.

* B Shares are offered at their net asset value. B Shares have distribution and shareholder servicing fees and convert to A Shares within 7 years after purchase. If you redeem your B Shares within 6 years of purchase, you pay a contingent deferred sales charge. The amount of the charge depends on the length of time you hold the shares.

* C Shares are offered at their net asset value. C Shares have distribution fees. If you redeem your C Shares within a year of purchase, you pay a contingent deferred sales charge.

FUND STRUCTURES

Some of the Funds invest directly in a portfolio of securities. Other Funds invest in 1 or more other funds identified in this prospectus as Portfolios. The Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in individual securities.

MANAGEMENT OF THE FUNDS

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and all but 3 of the Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $28 billion in assets. SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. or SCHRODER is the investment adviser for 3 Portfolios: Schroder U.S. Smaller Companies Portfolio, International Portfolio, and Schroder EM Core Portfolio. Schroder specializes in providing international investment advice. INVESTMENT SUBADVISERS make investment decisions for certain Funds and Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest, Schroder or a subadviser as an Adviser.

THE FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

HOW TO BUY SHARES

The Funds require minimum initial investments of $1,000 and minimum subsequent investments of $100. Small Cap Opportunities Fund is closed to new investors.

EXCHANGES

If you own Fund shares, you may exchange them for shares of certain other funds. Your exchange rights will vary depending on the class of shares you own.

DISTRIBUTIONS


Each Fund distributes to shareholders its net capital gain, if any, at least annually. The Distributions and Tax Matters section discusses how often the Funds distribute net investment income.


RISK FACTORS

All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets the Fund invests in, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund, and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

The Funds are subject to "market risk," which is the general risk that the value of a Fund's investments may decline if the stock markets perform poorly. There also is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

Funds that invest in smaller issuers or foreign issuers are riskier than other Funds. Investments in smaller issuers are subject to greater market volatility because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers.

Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax, or confiscate investors' assets.

Growth Balanced Fund divides its investments between fixed income securities and equity securities in varying proportions, with an emphasis on equity securities. An investment in the Fund will be subject both to the risks of fixed income securities and to the risks of equity securities.

The investment income you receive from Growth Balanced Fund will vary with changes in interest rates. The value of the Fund's fixed income investments generally will fall when interest rates rise and rise when interest rates fall. The Fund's fixed income investments also are subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest and principal on its obligations when due. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. The Fund also may invest in mortgage- or other asset-backed securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of this Fund to rise due to a drop in prepayments. A rise in average maturity or duration increases the Fund's sensitivity to rising interest rates and potential for losses in value.

In addition, the Adviser may vary, within a fixed range, the allocations of Growth Balanced Fund's assets into each type of investment. There is a risk that the allocations selected by the Adviser will not achieve the Fund's objective as effectively as other possible allocations.



EXPENSES OF INVESTING IN THE FUNDS

The following table will assist you in understanding the expenses that you will bear directly and indirectly when you invest in a Fund.





                        Shareholder Transaction Expenses
                            (applicable to each Fund)

                                                               A                    B                       C
                                                             Shares               Shares                  Shares
----------------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
   (as a percentage of public offering price)                5.5%                Zero                  Zero
Maximum deferred sales charge
   (as a percentage of the lesser of original purchase       Zero                4.0%(1)               1.0%(2)
    price or redemption proceeds)

ANNUAL FUND OPERATING EXPENSE(7)
(as  a  percentage of average daily  net assets)

                                                                  GROWTH                             INCOME
                                                             BALANCED FUND(3)(6)                     EQUITY FUND
                                                          A         B          C            A          B          C
                                                        Shares    Shares    Shares        Shares    Shares     Shares
                                                       --------- --------- ----------    --------- ---------- ----------
Investment Advisory Fee (4)                             0.13%     0.13%      0.13%         N/A        N/A        N/A
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                  0.10%     0.75%      0.75%         N/A       0.75%      0.75%
Other    Expenses    (AFTER   FEE    WAIVERS   AND      0.41%     0.29%      0.29%        0.33%      0.33%      0.33%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolios                    0.45%     0.45%      0.45%        .050%      0.50%      0.50%
Other Expenses - Portfolios                             0.06%     0.06%      0.06%        0.02%      0.02%      0.02%
  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                             1.15%     1.68%      1.68%        0.85%      1.60%      1.60%

                                                                VALUGROWTH                        DIVERSIFIED
                                                                STOCK FUND                       EQUITY FUND(6)
                                                             A               B              A          B          C
                                                           Shares         Shares          Shares    Shares     Shares
                                                       --------------- --------------    --------- ---------- ----------

Investment Advisory Fee (4)                                0.78%           0.78%          0.16%      0.16%      0.16%
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                      N/A            0.75%           N/A       0.75%      0.75%
Other Expenses (AFTER FEE WAIVERS AND                      0.22%           0.22%          0.29%      0.29%      0.29%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolios(4)                     N/A             N/A           0.49%      0.49%      0.49%
Other Expenses - Portfolios                                 N/A             N/A           0.06%      0.06%      0.06%

  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                                1.00%           1.75%          1.00%      1.75%      1.75%


                                                                  GROWTH                         LARGE COMPANY
                                                              EQUITY FUND(6)                      GROWTH FUND(3)

                                                          A         B          C                A               B
                                                        Shares    Shares    Shares           Shares          Shares
                                                       --------- --------- ----------    ---------------- --------------
Investment Advisory Fee (4)                             0.22%     0.22%      0.22%             N/A             N/A
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                   N/A      0.75%      0.75%            0.10%           0.75%
Other    Expenses    (AFTER   FEE    WAIVERS   AND      0.26%     0.26%      0.26%            0.43%           0.33%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolios(4)                 0.67%     0.67%      0.67%            0.65%           0.65%
Other Expenses - Portfolios                             0.10%     0.10%      0.10%            0.02%           0.02%
  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                             1.25%     2.00%      2.00%            1.20%           1.75%

                                                             DIVERSIFIED SMALL                   SMALL COMPANY
                                                                 CAP FUND                        STOCK FUND(6)
                                                             A               B                  A               B
                                                           Shares         Shares             Shares          Shares
                                                       --------------- --------------    ---------------- --------------
Investment Advisory Fee (4)                                0.00%           0.00%               N/A             N/A
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                     0.10%           0.75%               N/A            0.75%
Other Expenses (AFTER FEE WAIVERS AND                      0.37%           0.27%              0.25%           0.25%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolios(4)                    0.83%           0.83%              0.90%           0.90%
Other Expenses - Portfolios                                0.10%           0.10%              0.05%           0.05%
  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                                1.40%           1.95%              1.20%           1.95%

                                                                 SMALL CAP                     INTERNATIONAL FUND
                                                            OPPORTUNITIES FUND
                                                             A               B                  A               B
                                                           Shares         Shares             Shares          Shares
                                                       --------------- --------------    ---------------- --------------

Investment Advisory Fee (4)                                 N/A             N/A               0.25%           0.25%
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                      N/A            0.75%               N/A            0.75%
Other    Expenses    (AFTER   FEE    WAIVERS   AND         0.50%           0.50%              0.56%           0.56%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolio(4)                     0.60%           0.60%              0.42%           0.42%
Other Expenses - Portfolios                                0.15%           0.15%              0.27%           0.27%

  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                                1.25%           2.00%              1.50%           2.25%

(1) The maximum 4.0% deferred sales charge on B Shares applies to redemptions during the first year after purchase; the charge declines to 3.0% during the second and third years, 2.0% during the fourth and fifth years, 1.0% during the sixth year and zero the following year.

(2) The 1.0% deferred sales charge on C Shares applies only to redemptions during the first year after purchase.

(3) The expenses, and any fee waivers and reimbursements, for Growth Balanced Fund, Large Company Growth Fund, Diversified Small Cap Fund, and C shares of Income Equity Fund, Diversified Equity Fund and Growth Equity Fund are estimated.

(4) For Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund Diversified Small Cap Fund, and International Fund Investment Advisory Fee reflects an asset allocation fee, which absent fee waivers, would be 0.25%. Investment Advisory Fee - Portfolios states the investment advisory fees of any Portfolios in which a Fund invests. Absent fee waivers, Investment Advisory Fee - Portfolios for International Fund would be 0.47% and for Growth Equity Fund 0.68%.


(5)  Absent fee waivers, Rule 12b-1 Fees would be 1.00% for B Shares.

(6) Norwest and the Fund's Administrator have agreed to waive fees and reimburse expenses to maintain Small Company Stock Fund's total operating expenses at or below 1.20% for A Shares and 1.95% for B Shares. Any reduction of those waivers or reimbursements requires review by the Funds' Board of Trustees. Norwest and the Fund's Administrator have agreed to waive their fees through May 31, 1999 to ensure that the combined investment advisory, administrative and management services fees borne by Growth Balanced Fund, Diversified Equity Fund, and Growth Equity Fund do not exceed 0.68%, 0.75%, and 1.00% respectively. Any reduction of those waivers after May 31, 1999 requires Board approval.

(7) Absent estimated expense reimbursements and fee waivers, Other Expenses, Other Expenses-Portfolio(s), and Total Operating Expenses of A Shares would be: Growth Balanced Fund 0.47%, 0.12%, and 1.39%, Income Equity Fund 0.39%, 0.07, and 0.96%, ValuGrowth Stock Fund 0.47%, N/A, and 1.25%, Diversified Equity Fund 0.39%, 0.11% and, 1.24%, Growth Equity Fund 0.40%, 0.15%, and 1.48%, Large Company Growth Fund 0.49%, 0.08%, and 1.32%, Diversified Small Cap Fund 1.61%, 0.15%, and 2.94%, Small Company Stock Fund 0.47%, 0.11%, and 1.48%, Small Cap Opportunities Fund 1.03%, 0.15%, and 1.78%, and International Fund 0.83%, 0.31%, and 1.86%. Absent expense reimbursements and fee waivers, Other Expenses, Other Expenses-Portfolio(s) and Total Operating Expenses of B Shares would be: Growth Balanced Fund 0.33%, 0.12%, and 2.15%, Income Equity Fund 0.39%, 0.07%, and 1.96%, ValuGrowth Stock Fund 0.53%, N/A, and 2.31%, Diversified Equity Fund 0.39%, 0.11%, and 2.24%, Growth Equity Fund 0.43%, 0.15%, and 2.51%, Large Company Growth Fund 0.35%, 0.08%, and 2.08%, Diversified Small Cap Fund 1.47%, 0.15%, and 3.70%, Small Company Stock Fund 0.52%, 0.11%, and 2.53%, Small Cap Opportunities Fund 1.30%, 0.15%, and 3.05%, and International Fund 0.92%, 0.31%, and 2.95%. Absent estimated expense reimbursements and fee waivers, Other Expenses, Other Expenses-Portfolio(s) and Total Operating Expenses of C Shares would be: Growth Balanced Fund 0.33%, 0.12%, and 1.90%, Income Equity Fund 0.39%, 0.07%, and 1.71%, Diversified Equity Fund 0.39%, 0.11%, and 1.99%, and Growth Equity Fund 0.43%, 0.15%, and 2.26%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE The hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, reinvestment of all distributions, the deduction of the maximum initial sales charge for A Shares and C Shares, the deduction of the contingent deferred sales charge for B Shares and C Shares applicable to a redemption at the end of the period and the conversion of B Shares to A Shares at the end of 7 years. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                           1 year       3 years          5 years          10 years
---------------------------------------------------------------------------------------------------------------------------------
Growth Balanced Fund
   A Shares                                  $64        $83               $104             $163
   B Shares
        Assuming redemption
        at the end of the period              57         83                111              199
        Assuming no redemption                17         53                 91              199
   C Shares
        Assuming redemption
        at the end of the period              27         53                 91              199
        Assuming no redemption                17         53                 91              199
Income Equity Fund

   A Shares                                   63         81                100              154
   B Shares

        Assuming redemption

        at the end of the period              56         80                107              190
        Assuming no redemption                16         50                 87              190

   C Shares
        Assuming redemption

        at the end of the period             26           50                87            190
        Assuming no redemption               16           50                87            190

ValuGrowth Stock Fund
   A Shares                                  65           85               107            171
   B Shares
        Assuming redemption
        at the end of the period             58           85               115            206
        Assuming no redemption               18           55                95            206
Diversified Equity Fund
   A Shares                                  65           85               107            171
   B Shares
        Assuming redemption
        at the end of the period             58           85               115            206
        Assuming no redemption               18           55                95            206
   C Shares
        Assuming redemption
        at the end of the period             28           55                95            206
        Assuming no redemption               18           55                95            206
Growth Equity Fund
   A Shares                                  67           92               120            198
   B Shares
        Assuming redemption
        at the end of the period             60           93               128            233



        Assuming no redemption               20           63              108             233
   C Shares
        Assuming redemption
          at the end of the period           30           63              108             233
        Assuming no redemption               20           63              108             233
Small Company Stock Fund
   A Shares                                  67           91              117             192
   B Shares
        Assuming redemption
          at the end of the period           60           91              125             227
        Assuming no redemption               20           61              105             227
Small Cap Opportunities Fund
   A Shares                                  67           93              120             198
   B Shares
        Assuming redemption
          at the end of the period           60           93              128             233
        Assuming no redemption               20           63              108             233
Large Company Growth Fund
   A Shares                                  67           91              117             192
   B Shares
        Assuming redemption
          at the end of the period           58           85               115            206
        Assuming no redemption               18           55                95            206
Diversified Small Cap Fund

   A Shares                                  67           91               117            192
   B Shares

        Assuming redemption

          at the end of the period           60           91               125             227
        Assuming no redemption               20           61               105             227

International Fund
   A Shares                                  69          100               132             224
   B Shares
        Assuming redemption

          at the end of the period           63          100               140             258
         Assuming no redemption              23           70               120             258



2.  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for 10 years or, if shorter, the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.


                                                                        Net Realized
                                                                             and          Dividends   Distributions  Ending
                                           Beginning Net      Net        Unrealized       from Net     from Net    Net Asset
                                            Asset Value   Investment     Gain (Loss)     Investment    Realized    Value Per
                                             Per Share      Income     on Investments       Income       Gain        Share
---------------------------------------------------------------------------------------------------------------------------------
INCOME EQUITY FUND
A SHARES
Year Ended May 31, 1998                       $33.16         $0.52          $8.77          ($0.54)      ($0.72)      $41.19
Year Ended May 31, 1997                       $27.56         $0.57          $5.54          ($0.51)        --         $33.16
May 2, 1996 to May 31, 1996(f)                $26.94         $0.07          $0.55            --           --         $27.56
B SHARES
Year Ended May 31, 1998                       $33.09         $0.24          $8.75          ($0.24)      ($0.72)      $41.12
Year Ended May 31, 1997                       $27.54         $0.36          $5.52          ($0.33)        --         $33.09
May 2, 1996 to May 31, 1996(f)                $26.94         $0.02          $0.58            --           --         $27.54
----------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.

(c) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.

(d) Includes expenses allocated from the Portfolio in which the Fund invests.
(e) Reflects the activity of the Portfolio in which the Fund invests.
(f) Commencement of operations.
(g) Annualized.



















    Ratio to Average Net Assets
---------------------------------------

    Net                                             Portfolio     Average       Net Assets at
Investment       Net         Gross        Total     Turnover     Commission     End of Period
  Income       Expenses   Expenses(a)   Return(b)     Rate        Rate (c)     (000's Omitted)
-----------------------------------------------------------------------------------------------


 1.44%(d)      0.85%(d)     0.91%(d)     28.64%     3.46%(e)        0.0585(e)     $75,144
   1.95%        0.85%        0.93%       22.40%       4.76%           $0.0792     $43,708
 3.69%(g)      0.91%(g)     1.91%(g)      2.30%       0.69%           $0.0942     $31,448

 0.69%(d)      1.60%(d)     1.91%(d)     27.67%     3.46%(e)        0.0585(e)     $67,385
   1.24%        1.59%        1.96%       21.48%       4.76%           $0.0792     $33,626
 1.72%(g)      2.63%(g)     2.92%(g)      2.23%       0.69%           $0.0942     $17,318




                                                                     Net Realized
                                                                         and        Dividends   Distributions Ending
                                            Beginning       Net       Unrealized     from Net    from Net    Net Asset
                                               Net
                                           Asset Value  Investment   Gain (Loss)    Investment   Realized    Value Per
                                            Per Share     Income    on Investments    Income       Gain        Share
-----------------------------------------------------------------------------------------------------------------------
VALUGROWTH STOCK FUND
A SHARES
Year Ended May 31, 1998                      $25.06        $0.13        $4.69        ($0.16)      ($3.54)     $26.18
Year Ended May 31, 1997                      $22.63        $0.17        $4.80        ($0.13)      ($2.41)     $25.06
Year Ended May 31, 1996                      $18.82        $0.13        $3.93        ($0.13)      ($0.12)     $22.63
Year Ended May 31, 1995                      $17.17        $0.17        $1.66        ($0.18)        --        $18.82
Year Ended May 31, 1994                      $17.27        $0.10        $0.19        ($0.17)      ($0.22)     $17.17
Year Ended May 31, 1993                      $16.30        $0.17        $1.34        ($0.17)      ($0.37)     $17.27
December 1, 1991 to May 31, 1992             $14.48        $0.09        $1.83        ($0.10)        --        $16.30
Year Ended November 30, 1991                 $11.67        $0.18        $2.82        ($0.19)        --        $14.48
Year Ended November 30, 1990                 $12.67        $0.21       ($0.55)       ($0.21)      ($0.45)     $11.67
Year Ended November 30, 1989                 $10.03        $0.18        $2.61        ($0.15)        --        $12.67
January 8, 1988 to November 30, 1988(e)      $10.00        $0.15        $0.03        ($0.15)        --        $10.03
B SHARES
Year Ended May 31, 1998                      $24.55       ($0.02)       $4.56        ($0.03)      ($3.54)     $25.52
Year Ended May 31, 1997                      $22.28        $0.01        $4.68        ($0.01)      ($2.41)     $24.55
Year Ended May 31, 1996                      $18.65       ($0.02)       $3.87        ($0.10)      ($0.12)     $22.28
Year Ended May 31, 1995                      $17.10        $0.07        $1.61        ($0.13)        --        $18.65
August 5, 1993 to May 31, 1994(e)            $17.12        $0.07        $0.23        ($0.10)      ($0.22)     $17.10
-----------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.

(c) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(d)  Annualized.
(e)  Commencement of operations; the original class of shares became A Shares.





      Ratio to Average Net Assets
 -------------------------------------

     Net                                            Portfolio    Average    Net Assets at

  Investment      Net        Gross       Total      Turnover   Commission   End of Period
    Income     Expenses   Expenses(a)  Return(b)      Rate      Rate (c)   (000's Omitted)
-------------------------------------------------------------------------------------------


    0.56%        1.00%       1.26%       21.15%      74.25%      $0.0588           $27,771
    0.70%        1.01%       1.39%       23.32%      75.50%      $0.0781           $18,830
    0.63%        1.20%       1.42%       21.69%      105.43%     $0.0603           $15,232
    1.01%        1.20%       1.43%       10.72%      63.82%        --              $12,138
    1.06%        1.20%       1.43%       1.68%       86.07%        --              $12,922
    1.02%        1.20%       1.42%       9.32%       57.34%        --             $109,669
   1.34%(d)    1.19%(d)    1.64%(d)    26.46%(d)     29.50%        --              $68,659
    1.57%        1.19%       4.33%       25.84%      31.17%        --               $4,853
    1.88%        1.20%      11.73%      (2.91%)      38.67%        --                 $750
    1.58%        1.20%       8.38%       28.00%      65.89%        --                 $411
   1.84%(d)    1.19%(d)    2.50%(d)     2.04%(d)     30.90%        --                 $281

   (0.19%)       1.75%       2.31%       20.30%      74.25%      $0.0588            $8,943
   (0.07%)       1.76%       2.48%       22.33%      75.50%      $0.0781            $6,591
   (0.12%)       1.96%       2.54%       20.79%      105.43%     $0.0603            $5,130
    0.28%        1.95%       2.51%       9.88%       63.82%        --               $3,569
   0.25%(d)    1.95%(d)    2.55%(d)     2.36%(d)     86.07%        --               $2,218




                                                                  Net Realized
                                       Beginning                     and        Dividends  Distributions   Ending
                                          Net          Net        Unrealized     from Net    from Net    Net Asset     Net
                                      Asset Value   Investment   Gain (Loss)    Investment   Realized    Value Per   Investment
                                       Per Share      Income    on Investments    Income       Gain        Share     Income(a)
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
A SHARES
Year Ended May 31, 1998                 $36.51        $0.16         $8.99        ($0.27)      ($2.33)     $43.06       0.60%
Year Ended May 31, 1997                 $30.56        $0.20         $6.10        ($0.16)      ($0.19)     $36.51       0.81%
May 2, 1996 to May 31, 1996(e)          $29.89        $0.02         $0.65          --           --        $30.56      1.88%(f)
B SHARES
Year Ended May 31, 1998                 $36.31       ($0.06)        $8.85        ($0.08)      ($2.33)     $42.69      (0.15%)
Year Ended May 31, 1997                 $30.54        $0.03         $6.00        ($0.07)      ($0.19)     $36.31       0.09%
May 6, 1996 to May 31, 1996(e)          $29.41        $0.02         $1.11          --           --        $30.54      1.24%(f)
-------------------------------------------------------------------------------

(a) Includes expenses allocated from the Portfolios in which the Fund invests.

(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(c) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers

(d) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual Funds financials statements.
(e) Commencement of operations.
(f) Annualized.

(g) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Portfolio.






      Ratio to Average
         Net Assets
---------------------------------------

                                          Portfolio    Average    Net Assets at

      Net         Gross        Total      Turnover   Commission   End of Period
  Expenses(a) Expenses(a)(b) Return(c)      Rate      Rate (d)   (000's Omitted)
--------------------------------------------------------------------------------


     1.00%        1.20%        26.08%      N/A(g)      N/A(g)            $56,350
     1.02%        1.40%        20.75%      48.08%      $0.0626           $25,271
   1.52%(f)     4.06%(f)       2.24%        5.76%      $0.0671            $2,699

     1.75%        2.19%        25.13%      N/A(g)      N/A(g)            $81,548
     1.76%        2.41%        19.86%      48.08%      $0.0626           $33,870
   2.37%(f)     4.95%(f)       3.84%        5.76%      $0.0671            $2,447




                                                                Net Realized
                                       Beginning                    and        Dividends  Distributions  Ending
                                          Net         Net       Unrealized     from Net    from Net    Net Asset
                                      Asset Value  Investment    Gain (Loss)   Investment   Realized    Value Per
                                       Per Share     Income    on Investments     Income      Gain        Share

--------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND
A SHARES
Year Ended May 31, 1998                 $32.49       ($0.06)        $6.88        ($0.04)     ($3.54)      $35.73
Year Ended May 31, 1997                 $29.08       ($0.02)        $4.06        ($0.04)     ($0.59)      $32.49
May 2, 1996 to May 31, 1996(e)          $28.50         --           $0.58          --          --         $29.08
B SHARES
Year Ended May 31, 1998                 $32.28       ($0.23)        $6.72          --        ($3.54)      $35.23
Year Ended May 31, 1997                 $29.07       ($0.13)        $3.93          --        ($0.59)      $32.28
May 6, 1996 to May 31, 1996(e)          $28.18         --           $0.89          --          --         $29.07
-------------------------------------------------------------------------------


(a) Includes  expenses  allocated from the Portfolios in which the Fund invests.
(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(c) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(d) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual funds financials statements.
(e)  Commencement of operations.
(f)  Annualized.
(g) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Portfolio.




       Ratio to Average
          Net Assets
-------------------------------------------

      Net                                               Portfolio     Average    Net Assets at

  Investment        Net         Gross         Total      Turnover   Commission   End of Period
    Income      Expenses(a) Expenses(a)(b)  Return(c)      Rate       Rate(d)   (000's Omitted)
   (Loss)(a)
------------------------------------------------------------------------------------------------


    (0.11%)        1.25%        1.42%        22.55%       N/A(g)      N/A(g)            $21,567
    (0.12%)        1.30%        1.95%        14.11%       9.06%       $0.0565           $14,146
   0.34%(f)      2.08%(f)      6.40%(f)       2.04%       7.39%       $0.0617            $3,338

    (0.85%)        2.00%        2.45%        21.63%       N/A(g)      N/A(g)            $16,615
    (0.82%)        2.04%        3.02%        13.28%       9.06%       $0.0565            $8,713
  (0.40%)(f)     2.92%(f)      7.44%(f)       3.16%       7.39%       $0.0617              $703





                                                                              Net Realized

                                                                                  and        Dividends  Distributions  Ending
                                        Beginning       Net        Return      Unrealized    from Net     from Net    Net Asset
                                           Net
                                       Asset Value   Investment      of       Gain (Loss)   Investment    Realized    Value Per
                                        Per Share      Income      Capital   on Investments    Income       Gain        Share
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY STOCK FUND
A SHARES
Year Ended May 31, 1998                  $13.95       ($0.07)      ($0.07)       $1.09          --        ($2.90)      $12.00
Year Ended May 31, 1997                  $14.02       ($0.04)        --          $0.88          --        ($0.91)      $13.95
Year Ended May 31, 1996                  $10.64        $0.01         --          $3.93        ($0.03)     ($0.53)      $14.02
Year Ended May 31, 1995                   $9.84        $0.12         --          $0.87        ($0.11)     ($0.08)      $10.64
December 31, 1993 to May 31, 1994(f)     $10.00        $0.07         --         ($0.15)       ($0.08)       --          $9.84
B SHARES
Year Ended May 31, 1998                  $13.63       ($0.11)      ($0.07)       $1.01          --        ($2.90)      $11.56
Year Ended May 31, 1997                  $13.83       ($0.11)        --          $0.82          --        ($0.91)      $13.63
Year Ended May 31, 1996                  $10.56       ($0.08)        --          $3.90        ($0.02)     ($0.53)      $13.83
Year Ended May 31, 1995                   $9.82        $0.07         --          $0.84        ($0.09)     ($0.08)      $10.56
December 31, 1993 to May 31, 1994(f)     $10.00        $0.06         --         ($0.17)       ($0.07)       --          $9.82
-----------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(c) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual funds financials statements.
(d)  Includes expenses allocated from the Portfolio in which the Fund invests.
(e)  Reflects the activity of the Portfolio in which the Fund invests.
(f)  Commencement of operations.
(g)  Annualized.




       Ratio to Average Net Assets
-------------------------------------------

      Net                                               Portfolio     Average    Net Assets at
  Investment        Net         Gross         Total      Turnover   Commission   End of Period
    Income        Expenses    Expenses(a)    Return(b)     Rate       Rate(c)   (000's Omitted)
   (Loss)
------------------------------------------------------------------------------------------------


    (0.50%)        1.20%(d)     1.42%(d)      8.07%     166.16(e)     $0.0616(e)         $8,426
    (0.38%)        1.19%        1.67%         6.34%     210.19%       $0.0774            $7,355
     0.03%         1.21%        1.87%        38.22%     134.53%       $0.0555            $5,426
     1.14%         0.53%        2.32%        10.19%      68.09%         -                $1,540
     1.95%(g)      0.22%       10.66%(g)     (1.98%)(g)  14.98%         -                  $265

    (1.26%)(d)     1.95%(d)     2.47%(d)      7.29%     166.16%(e)    $0.0616(e)         $5,799
    (1.13%)        1.94%        2.73%         5.46%     210.19%       $0.0774            $5,125
    (0.74%)        1.96%        2.96%        37.32%     134.53%       $0.0555            $4,125
     0.38%         1.27%        3.56%         9.31%      68.09%         -                  $963
     1.27(g)       0.98%(g)     20.87%(g)    (2.77%)(g)  14.98%         -                  $195






                                                                   Net Realized
                                                                       and       Distributions Ending
                                      Beginning Net      Net        Unrealized    from Net    Net Asset
                                       Asset Value    Investment   Gain (Loss)    Realized    Value Per
                                        Per Share       Income    on Investments    Gain        Share
---------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND
A SHARES
Year Ended May 31, 1998                  $19.83        ($0.07)        $4.37        ($0.53)     $23.60
October 9, 1996(f)to May 31, 1997        $17.39        ($0.01)        $2.46        ($0.01)     $19.83
B SHARES
Year Ended May 31, 1998                  $19.75        ($0.05)        $4.15        ($0.53)     $23.32
November 8, 1996(f) to May 31, 1997      $17.41        ($0.05)        $2.40        ($0.01)     $19.75
---------------------------------------------------------------------------------


(a) Includes expenses from the Portfolioin which the Fund invests.
(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(c) Total  Return does not include the
    effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(d) Reflects the activity of the Portfolio in which the Fund invests.
(e) Average Commission Rate represents theaverage commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(f) Commencement of operations.

(g) Annualized.





                Ratio to Average Net Assets
           ------------------------------------------

      Net                                               Portfolio    Average    Net Assets at
   Investment        Net        Gross        Total      Turnover   Commission   End of Period
Income (Loss)(a) Expenses(a) Expenses(a)(b)Return(c)     Rate(d)   Rate(d)(e)  (000's Omitted)
-----------------------------------------------------------------------------------------------


    (0.43%)         1.27%       1.86%        21.97%      54.98%      $0.0582            $6,870
   (0.18%)(g)     1.25%(g)    10.51%(g)      11.37%      34.45%      $0.0584              $522

    (1.21%)         2.02%       3.05%        21.03%      54.98%      $0.0582            $6,140
   (0.99%)(g)     2.06%(g)    27.27%(g)      13.53%      34.45%      $0.0584              $158







                                                               Net Realized
                                       Beginning                   and       Dividends    Ending
                                          Net          Net      Unrealized   from Net    Net Asset
                                      Asset Value  Investment  Gain (Loss)  Investment   Value Per
                                       Per Share     Income         on         Income      Share
                                                               Investments
----------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
A SHARES
Year Ended May 31, 1998                 $21.66        $0.03       $2.35       ($0.20)     $23.84
Year Ended May 31, 1997                 $19.82        $0.10       $1.94       ($0.20)     $21.66
November 1, 1995 to May 31, 1996        $17.97        $0.35       $1.83       ($0.33)     $19.82
April 1, 1995 to October 31, 1995(g)    $16.50        $0.01       $1.46         --        $17.97
B SHARES
Year Ended May 31, 1998                 $21.55       ($0.09)      $2.31       ($0.07)     $23.70
Year Ended May 31, 1997                 $19.71       ($0.06)      $1.93       ($0.03)     $21.55
November 1, 1995 to May 31, 1996        $17.91        $0.25       $1.83       ($0.28)     $19.71
May 12, 1995 to October 31, 1995(g)     $17.20        $0.01       $0.70         --        $17.91
----------------------------------------------------------------------------


(a) Includes expenses  allocated from the Portfolios in  which the Fund invests.
(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(c) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(d) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(e)  Reflects the activity of the Portfolios in which the Fund invests.
(f)  Annualized.
(g)  Commencement of operations.
(h) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Portfolio.




                   Ratio to Average
                        Net Assets
            ----------------------------------------

    Net                                              Portfolio    Average     Net Assets at
 Investment      Net         Gross         Total     Turnover    Commission   End of Period
 Income(a)   Expenses(a) Expenses(a)(b)  Return(c)    Rate       Rate(d)     (000's Omitted)

---------------------------------------------------------------------------------------------


   0.44%        1.47%        1.72%        11.20%      N/A(h)       N/A(h)        $3,342
   0.42%        1.43%        1.72%        10.33%      48.23%(e)   0.0202(e)      $2,240
  0.92%(f)    1.50%(f)      2.51%(f)      12.31%      14.12%(e)   0.0325(e)      $1,080
  0.26%(f)    1.32%(f)     20.95%(f)       8.91%      29.41% (e)     --            $216

  (0.29%)       2.22%        2.81%        10.39%      N/A(h)       N/A(h)        $2,245
  (0.34%)       2.18%        2.76%         9.44%      48.23%(e)   0.0202(e)      $1,667
(0.02%)(f)    2.25%(f)      3.11%(f)      11.79%      14.12%(e)   0.0325(e)        $995
  0.17%(f)    1.27%(f)     14.57%(f)       4.30%      29.41%(e)      --            $395



3. GLOSSARY

This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

Term                Definition
----                ----------
Board               The Board of Trustees of Norwest Advantage Funds.

CDSC                Contingent deferred sales charge.

Duration A measure of a debt security's average life that reflects the present value of the security's cash flow. The prices of securities with longer Durations generally are more volatile.

Fundamental         Requiring shareholder approval.

Investment Grade    Rated  at  the  time  of  purchase  in 1 of  the  4  highest long-term or 2 highest short-term ratings categories by an NRSRO or unrated and determined by the Adviser to be comparable quality.

Market              The total  market  value of a company's  outstanding  common
Capitalization      stock.

NRSRO               A nationally  recognized  statistical  rating  organization,
                    such  as  S&P,  that  rates  fixed  income   securities  and
                    preferred stock by relative credit risk.

Non-Investment      Not Investment Grade.
Grade

Russell 1000(R)     An index of large- and medium- capitalization companies.
Index

Russell 2000(R)     An index of smaller capitalization  companies with a broader
Index               base of companies than the S&P 600 Small Cap Index.

S&P                 Standard & Poor's Corporation.

S&P 500 Index       Standard & Poor's 500 Composite  Stock Price Index, an index of large capitalization companies.


S&P 600 Small Cap   Standard  &  Poor's  Small  Cap 600  Composite  Stock  Price
Index               Index(C), an index of small capitalization companies.

SEC                 The U.S. Securities and Exchange Commission.

U.S. Government     A security issued or guaranteed as to principal and interest
Security            by   the   U.S.    Government,    its    agencies   or   its
                    instrumentalities.




4.       INVESTMENT OBJECTIVES AND POLICIES

This section discusses the investment objectives and policies of the Funds and the Portfolios. All the Funds other than Growth Balanced Fund have a policy of investing at least 65% of total assets in equity securities. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The RISK CONSIDERATIONS section below discusses these risks.

GROWTH BALANCED FUND

Investment   Objective.   The  Fund's  investment  objective  is  to  provide  a
combination   of  current  income  and  capital   appreciation   by  diversified
investments in stocks and bonds.

INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in 14 Portfolios.

The Fund invests the equity portion of its portfolio in the different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The Fund invests the fixed income portion of its portfolio in Positive Return Bond Portfolio, Strategic Value Bond Portfolio, and Managed Fixed Income Portfolio. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund's investments.

ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     current                  range of
             investment style                                                      allocation               investment
             ----------------                                                      ----------               ----------
             DIVERSIFIED EQUITY FUND STYLE                                    65%                          45% - 85%
                      INDEX PORTFOLIO                                                 16.3%              11.3% - 21.3%
                      INCOME EQUITY PORTFOLIO                                         16.3%              11.3% - 21.3%
                      LARGE COMPANY STYLE                                             16.3%              11.3% - 21.3%
                          LARGE COMPANY GROWTH PORTFOLIO                                        13.0%     9.0% - 17.0%
                          DISCIPLINED GROWTH PORTFOLIO                                           3.3%     2.3% - 4.3%
                      DIVERSIFIED SMALL CAP STYLE                                      6.5%               4.5% - 8.5%
                          SMALL CAP INDEX PORTFOLIO                                              1.3%     0.9% - 1.7%
                          SMALL COMPANY GROWTH PORTFOLIO                                         1.6%      1.1% - 2%
                          SMALL COMPANY VALUE PORTFOLIO                                          1.6%      1.1% - 2%
                          SMALL COMPANY STOCK PORTFOLIO                                          1.0%     0.7% - 1.4%
                          SMALL CAP VALUE PORTFOLIO                                              1.0%     075% - 1.4%
                      INTERNATIONAL STYLE                                              9.8%               6.8% - 12.8%
                          INTERNATIONAL PORTFOLIO                                                9.3%     5.4% - 12.8%
                          SCHRODER EM CORE PORTFOLIO                                             0.5%      0% - 2.6%
             DIVERSIFIED BOND FUND STYLE                                      35%                          15% - 55%
                      MANAGED FIXED INCOME PORTFOLIO                                  17.5%               7.5% - 27.5%
                      STRATEGIC VALUE BOND PORTFOLIO                                   5.8%               2.5% - 9.2%
                      POSITIVE RETURN BOND PORTFOLIO                                  11.7%                5% - 18.3%
             --------------------------------------------------------------------------------------------------------------
             TOTAL FUND ASSETS                                               100%

The percentage of the Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

As market or other conditions change, the Adviser may attempt to enhance the Fund's returns by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of percentage changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may effect the change by using futures contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   RISKS:
   credit risk                   currency rate risk                 foreign risk
   interest rate risk            leverage risk                      market risk
   prepayment risk               small company risk



INCOME EQUITY FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation consistent with above-average dividend income.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Fund primarily emphasizes investments in securities of companies with above-average dividend income. In selecting securities for the Fund, the Adviser uses various valuation measures, including above-average dividend yields and below industry average price-to-earnings, price-to-book, and price-to-sales ratios. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index.

The Fund may invest in preferred stock, convertible securities, and securities of foreign companies. The Fund will not normally invest more than 10% of its total assets in the securities of a single issuer.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        RISKS:
        currency risk               foreign risk                     market risk

VALUGROWTH STOCK FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in medium- and large-capitalization companies that, in the view of the Adviser, possess above average growth characteristics, and appear to be undervalued. The Adviser considers medium-capitalization companies to be those whose Market Capitalization is in the range of $500 million to $8 billion. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index.

The Fund seeks to identify and invest in those companies with earnings and dividends that the Adviser believes will grow faster than both inflation and the economy in general. The Fund invests in companies with growth potential that, in the opinion of the Adviser, has not yet been fully reflected in the market price of the companies' shares. In seeking these investments, the Adviser relies primarily on a company-by-company analysis (rather than on a broader analysis of industry or economic sector trends. The Adviser considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line, or market, the soundness of the company's financial position, and the maintenance of a relatively high rate of return on invested capital and shareholder's equity. Once companies are identified as possible investments, the Adviser applies a number of valuation measures to determine the relative attractiveness of each company and selects those companies whose shares are most attractively priced.

The Fund may invest in companies that the Adviser considers to be "special situations." Special situation companies often have the potential for significant future earnings growth but have not performed well in the recent past. These situations may include management turnarounds, corporate or asset restructurings, or significantly undervalued assets. These investments form a comparatively small portion of the Fund's portfolio.

The Fund may invest up to 20% of its total assets in securities of foreign companies. The Fund also may write covered call options and purchase call options on equity securities to manage risk or enhance returns.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         RISKS:
         currency rate risk            foreign risk                leverage risk
         market risk

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in a single investment style. The Fund currently invests in 11 Portfolios.

The Fund's investments combine 5 different equity investment styles - an index style, an income equity style, a large company style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to large company investments to 2 Portfolios, the assets allocated to small company investments to 5 Portfolios and the assets dedicated to international investments to 2 Portfolios. Because Diversified Equity Fund blends 5 equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends 3 equity investment styles.

ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         investment  style                                                  current                  range of
         -----------------                                                allocation                investment
                                                                          ------------             ------------
         INDEX PORTFOLIO                                                  25%                     23.5% - 26.5%
         INCOME EQUITY PORTFOLIO                                          25%                     23.5% - 26.5%
         LARGE COMPANY STYLE                                              25%                     23.5% - 26.5%
                  LARGE COMPANY GROWTH PORTFOLIO                                  20%             18.5% - 21.5%
                  DISCIPLINED GROWTH PORTFOLIO                                    5%               3.5% - 6.5%
         DIVERSIFIED SMALL CAP STYLE                                      10%                      8.5% - 11.5%
                  SMALL CAP INDEX PORTFOLIO                                      2.0%              0.5% - 3.5%
                  SMALL COMPANY GROWTH PORTFOLIO                                 2.4%              0.9% - 3.9%
                  SMALL COMPANY VALUE PORTFOLIO                                  2.4%              0.9% - 3.9%
                  SMALL COMPANY STOCK PORTFOLIO                                  1.6%              0.1% - 3.1%
                  SMALL CAP VALUE PORTFOLIO                                      1.6%              0.1% - 3.1%
         INTERNATIONAL STYLE                                              15%                     13.5% - 16.5%
                  INTERNATIONAL PORTFOLIO                                        14.3%            10.8% - 16.5%
                  SCHRODER EM CORE PORTFOLIO                                     0.8%               0% - 3.3%
         -----------------------------------------------------------------------
         TOTAL FUND ASSETS                                               100%

The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market value. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       RISKS:
       currency rate risk            foreign risk                  leverage risk
       market risk                   small company risk

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Fund currently invests in 8 Portfolios.

The Fund's investments combine 3 different equity styles - a large company growth style, a diversified small cap style and an international style. The Fund allocates the assets dedicated to small company investments to 5 Portfolios and the assets dedicated to international investments to 2 Portfolios. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends 5 equity styles.

ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                   current                     range of
             investment style                                                     allocation                  investment
             ----------------                                                     ----------                  ----------
              LARGE COMPANY GROWTH PORTFOLIO                              35%                               33% - 37%
              DIVERSIFIED SMALL CAP STYLE                                 35%                               33% - 37%
                       SMALL CAP INDEX PORTFOLIO                                     7.0%                  5.0% - 9.0%
                       SMALL COMPANY GROWTH PORTFOLIO                                8.4%                  8.5% - 12.5%
                       SMALL COMPANY VALUE PORTFOLIO                                 8.4%                  8.5% - 12.5%
                       SMALL COMPANY STOCK PORTFOLIO                                 5.6%                  3.6% - 7.6%
                       SMALL CAP VALUE PORTFOLIO                                     5.6%                  3.6% - 7.6%
              INTERNATIONAL STYLE                                         30%                               28% - 32%
                       INTERNATIONAL PORTFOLIO                                       28.5%                22.4% - 32.0%



                       SCHRODER EM CORE PORTFOLIO                                    1.5%                   0% - 6.4%
              ---------------------------------------------------------------------------------------------------------------
              TOTAL FUND ASSETS                                           100%


The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          RISKS:
          currency rate risk          foreign risk                 leverage risk
          market risk                 small company risk

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Adviser believes have superior growth potential.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index. In selecting securities for the Fund, the Adviser seeks issuers whose stock is attractively valued with fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Adviser's opinion, generally unrecognized or misperceived by the market.

The Fund may invest up to 20% of its total assets in the securities of foreign companies and may hedge against currency risk by using foreign currency forward contracts. The Fund may not invest more than 10% of its total assets in the securities of a single issuer.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           RISKS:
           currency risk                foreign risk               leverage risk
           market risk

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. The Fund currently invests in 5 Portfolios.

ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       current                 range of
           investment style                                           allocation               investment
           ----------------                                           ----------               ----------
           SMALL CAP INDEX PORTFOLIO                                      20%                18.5% - 21.5%
           SMALL COMPANY GROWTH PORTFOLIO                                 24%                22.5% - 25.5%
           SMALL COMPANY VALUE PORTFOLIO                                  24%                22.5% - 25.5%
           SMALL COMPANY STOCK PORTFOLIO                                  16%                14.5% - 17.5%
           SMALL CAP VALUE PORTFOLIO                                      16%                14.5% - 17.5%
           ------------------------------------------------------------------------------------------------------------
           TOTAL FUND ASSETS                                             100%


The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           RISKS:
           leverage risk               market risk            small company risk


SMALL COMPANY STOCK FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of small- and medium-size domestic companies that have Market Capitalizations well below that of the average company in the S&P 500 Index. The Adviser considers small companies to be those companies whose Market Capitalizations are less than the largest stock in the Russell 2000 Index. The Adviser considers medium companies to be those whose Market Capitalizations range from $500 million to $8 billion.

In selecting securities for the Fund, the Adviser seeks securities with significant price appreciation potential and attempts to identify companies that show above-average growth, as compared to long-term overall market growth. The Fund invests in companies that may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of the Adviser, may result in an enhanced entrepreneurial spirit and greater focus. The Adviser believes that such companies may develop into significant business enterprises and that an investment in these companies offers a greater opportunity for capital appreciation than an investment in larger, more established companies.

The Fund may invest up to 20% of its total assets in the securities of foreign companies. The Fund may also write covered call options and purchase call options on equity securities to manage risk or enhance returns.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           RISKS:
           currency risk                   foreign risk              market risk
           small company risk


SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide capital appreciation. Current income will be incidental to the objective of capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in equity securities of U.S. companies that, at the time of purchase, have Market Capitalizations of $1.5 billion or less.

The Adviser attempts to identify securities of companies that it believes can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. The Adviser's assessment of a company's management's competence will be an important consideration. These criteria are not rigid and the Fund may make other investments to achieve its objective.

The Fund will invest principally in equity securities, including common stocks, securities convertible into common stocks, or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. The Fund also may invest to a limited degree in non-convertible debt securities and preferred stocks.

The Fund may use options and futures contracts to manage risk. The Fund also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           RISKS:
           leverage risk           market risk                small company risk

INTERNATIONAL FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in international securities. The Fund's investment portfolio combines 2 different investment styles - an international equity investment style and an international emerging markets investment style. The Fund invests in 2 Portfolios.

ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   CURRENT                  RANGE OF
         INVESTMENT STYLE                                         ALLOCATION               INVESTMENT
         INTERNATIONAL PORTFOLIO                                    95%                       80% - 100%
         SCHRODER EM CORE PORTFOLIO                                 5%                         0% - 20%
         ----------------------------------------------------------------------------------------------------------
         TOTAL FUND ASSETS                                          100%

The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   [RISK ICON]
   credit risk                         currency rate risk          leverage risk
   geographic concentration risk       interest rate risk
   market risk                         foreign risk

--------------------------------------------------------------------------------
DESCRIPTIONS OF PORTFOLIOS
--------------------------------------------------------------------------------

POSITIVE RETURN BOND PORTFOLIO

The Portfolio seeks positive total return each calendar year regardless of general bond market performance by investing in a portfolio of U.S. Government Securities and corporate fixed income securities. The Portfolio's assets are divided into 2 components, short bonds with maturities (or average life) of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Adviser's forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The average dollar-weighted maturity of the Portfolio will vary between 1 and 30 years.

Under normal circumstances, the Portfolio invests at least 50% of its net assets in U.S. Government Securities, including U.S. Treasury Securities. The Portfolio only purchases securities that are rated, at the time of purchase, within 1 of the 2 highest long-term rating categories assigned by an NRSRO or that are unrated and determined by the Adviser to be of comparable quality. The Portfolio may invest up to 25% of its assets in securities rated in the second highest rating category. The Portfolio does not invest more than 25% of its total assets in zero-coupon securities, securities with variable or floating rates of interest or asset-backed securities.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       RISKS:
       credit risk                 interest rate risk
       market risk                 leverage risk

MANAGED FIXED INCOME PORTFOLIO

The Portfolio seeks consistent fixed income returns by investing primarily in Investment Grade intermediate-term securities. The Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated, fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others. The Adviser emphasizes the use of intermediate maturity securities to lessen Duration and employs low risk yield enhancement techniques to enhance return over a complete economic or interest rate cycle. The Adviser considers intermediate-term securities to be those with maturities of between 2 and 20 years.

The Portfolio will limit its investment in mortgage-backed securities to not more than 65% of its total assets and its investment in other asset-backed securities to not more than 25% of its net assets. In addition, the Portfolio may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

The Portfolio only purchases Investment Grade securities. The Portfolio invests in debt securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Portfolio normally will have an average dollar-weighted portfolio maturity of between 3 and 12 years and a Duration of between 2 and 6 years.

The Portfolio also may invest up to 10% of its total assets in securities issued or guaranteed by foreign governments the Adviser deems stable, or their subdivisioins, agencies, or instrumentalities; loan or security participations; securities of supranational organizations; and municipal securities.

The Portfolio may use options, swap agreements, interest rate caps, floors, and collars and futures contracts to manage risk. The Portfolio also may use options to enhance return.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      RISKS:
      credit risk                  foreign risk               interest rate risk
      leverage risk                market risk                prepayment risk

STRATEGIC VALUE BOND PORTFOLIO

The Portfolio seeks total return by investing primarily in income producing securities. The Portfolio invests in a broad range of fixed income instruments in order to create a strategically diversified portfolio of fixed income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds and foreign bonds.

The Adviser focuses on relative value as opposed to predicting the direction of interest rates. In general, the Portfolio seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Portfolio's objective and purchases those securities that are consistent with the Portfolio's investment objective.

The Portfolio particularly seeks strategic diversification. The Portfolio will not invest more than:

*     75% of its total assets in corporate bonds;

*     65% of its total assets in mortgage-backed securities;

*     50% of its total assets in asset-backed securities; or

*     25% of its total assets in a single industry of the corporate market.

The Portfolio may invest in U.S. Government Securities without restriction. The Portfolio generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

The Portfolio will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Portfolio may invest up to 20% of its total assets in Non-Investment Grade securities.

The average maturity of the Portfolio will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Portfolio uses the security's average life in calculating the Portfolio's average maturity. The Portfolio's Duration normally will vary between 3 and 8 years.

The Portfolio may use options, swap agreements, interest rate caps, floors, and collars and futures contracts to manage risk. The Portfolio also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  RISKS:
  credit risk                      interest rate risk              leverage risk
  market risk                      prepayment risk



INDEX PORTFOLIO

The Portfolio is designed to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index. The Adviser generally executes portfolio transactions for the Portfolio only to replicate the composition of the S&P 500 Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Portfolio may hold cash or cash equivalents to facilitate payment of the Portfolio's expenses or redemptions and may invest in index futures contracts to a limited extent. For these and other reasons, the Portfolio's performance can be expected to approximate but not equal the S&P 500 Index.

The S&P 500 Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the S&P 500 Index by S&P on a statistical basis. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of its value. The S&P 500 Index emphasizes large capitalizations and, typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries.

S&P does not sponsor, sell, promote, or endorse the Portfolio. S&P does not warrant that the S&P 500 Index is a good investment, is accurate or complete, or will track general stock market performance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     RISKS:
     market risk                     index risk



INCOME EQUITY PORTFOLIO

The Income Equity Fund section of this prospectus describes this Portfolio.

LARGE COMPANY GROWTH PORTFOLIO

The Large Company Growth Fund section of this prospectus describes this Portfolio.

DISCIPLINED GROWTH PORTFOLIO

The Portfolio seeks capital appreciation by investing in common stocks of larger companies. The Portfolio seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Portfolio invests in companies with average Market Capitalizations greater than $5 billion.

The Portfolio seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis. The Adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      RISKS:
      market risk


SMALL CAP INDEX PORTFOLIO

The Portfolio seeks to replicate the return of the S&P Small Cap 600 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P 600 Small Cap Index. The Adviser generally executes portfolio transactions only to replicate the composition of the S&P 600 Small Cap Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Portfolio's performance can be expected to approximate but not equal that of the S&P 600 Small Cap Index.

The S&P 600 Small Cap Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the S&P 600 Small Cap Index by S&P on a statistical basis. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. Each stock in the S&P 600 Small Cap Index is weighted by its market value. The S&P 600 Small Cap Index emphasizes smaller capitalizations and typically, companies included in the S&P 600 Small Cap Index may not be the largest nor most dominant firms in their respective industries.

S&P does not sponsor, sell, promote, or endorse the Portfolio. S&P does not warrant that the S&P 600 Small Cap Index is a good investment, is accurate or complete, or will track general stock market performance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    RISKS:
    leverage risk                    market risk                      index risk


SMALL COMPANY STOCK PORTFOLIO

The Small Company Stock Fund section of this prospectus describes this Portfolio.

SMALL COMPANY GROWTH PORTFOLIO

The Portfolio seeks to provide long-term capital appreciation by investing in smaller domestic companies. The Portfolio invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index.

In selecting securities for the Portfolio, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management, or measures taken to close the gap between share price, and takeover/asset value.

The Portfolio will invest up to 10% of its total assets in securities of foreign companies. The Portfolio will not invest more than 5% of its total assets in the securities of a single issuer.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   RISKS:
   Currency risk                    foreign risk                     market risk
   small company risk

SMALL COMPANY VALUE PORTFOLIO

The Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index or approximately $1.4 billion. The Adviser focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing may reduce downside risk and offer potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     RISKS:
                     market risk                         small company risk


SMALL CAP VALUE PORTFOLIO

The Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Portfolio will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index. The Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company, and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports and the fundamental business outlook for the company.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     RISKS:
                     market risk                         small company risk


INTERNATIONAL PORTFOLIO

The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. The Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Portfolio also may invest in the securities of domestic closed-end investment companies that invest  primarily in foreign  securities  and may invest in debt  securities  of foreign governments or their political subdivisions, agencies, or instrumentalities, of supranational organizations, and of foreign corporations. The Portfolio's investments are generally diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore, and Australia. In general, the Portfolio will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Fund may invest more than 25% of its total assets in investments in a particular country, region or type of investment.

The Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock. The Portfolio also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
     credit risk                         currency rate risk        leverage risk
     geographic concentration risk       interest rate risk
     market risk                         foreign risk

SCHRODER EM CORE PORTFOLIO

The Portfolio seeks to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of companies in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. Current income is incidental to the Portfolio's objective.

The Portfolio may invest,  under normal market  conditions,  at least 65% of its
total  assets  in  emerging  market  equity  and  debt   securities,   including
convertible securities and stock rights and warrants.

The Adviser considers "emerging market" countries generally to be all those countries not included in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. If the Adviser determines that the economy of a MSCI World-listed country is an emerging market economy, the Adviser may include such country in the emerging market category. The Portfolio will not necessarily seek to diversify investments on a geographic basis and may invest more than 25% of its total assets in issuers located in a single country.

The Fund may invest up to 35% of its total assets in Non-Investment Grade fixed income securities. The Fund may enter into foreign exchange contracts, including forward contracts, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     RISKS:
     credit risk                         currency rate risk         foreign risk
     geographic concentration risk       interest rate risk        leverage risk
     market risk                         prepayment risk


5.  RISK CONSIDERATIONS

This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in Investment Objectives and Policies lists the Fund's principal risks.


CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.


CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments.


FOREIGN INVESTMENT RISK

The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. This risk may be greater for investments in issuers in emerging or developing markets.


GEOGRAPHIC CONCENTRATION RISK

The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.


INDEX RISK

The risk that a Fund designed to replicate the performance of an index of securities will replicate the performance of the index during adverse market conditions because the portfolio manager is not permitted to take a temporary defensive position or otherwise vary the Fund's investments to respond to the adverse market conditions.


INTEREST RATE RISK

The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

LEVERAGE RISK

The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.


MARKET RISK

The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry, or section of the economy or may affect the market as a whole.


PREPAYMENT RISK

The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.


SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.




6.  COMMON POLICIES

Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.


VOTING ISSUES

In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of Funds with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the Funds than do shareholders of Funds with comparatively low net asset values.


DOWNGRADED SECURITIES

Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


TEMPORARY DEFENSIVE POSITION

To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective and is likely that its shareholders may be subject to federal and applicable state incoome taxes on a greater portion of the fund's income distributions.


PORTFOLIO TURNOVER

From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover rate.


YEAR 2000 AND EURO

The Funds could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

7. MANAGEMENT OF THE FUNDS


INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio except the Portfolios advised by Schroder. In this capacity,
Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for the Schroder U.S. Smaller Companies Portfolio, International Portfolio, and Schroder EM Core Portfolio. In this capacity, Schroder makes investment decisions for and administers those Portfolios' investment programs.
Schroder Capital Management International Inc.'s address is 787 Seventh Avenue, 34th Floor, New York, NY 10019.

Norwest and certain of the Funds and the Portfolios have retained investment subadvisers to make investment decisions for and administer the investment programs of those Funds and Portfolios. Norwest decides which portion of the assets of a Fund or Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

CRESTONE CAPITAL MANAGEMENT, INC. or CRESTONE, AN INVESTMENT ADVISORY SUBSIDIARY OF NORWEST BANK, PROVIDES INVESTMENT ADVICE REGARDING COMPANIES WITH SMALL MARKET CAPITALIZATION TO VARIOUS CLIENTS, INCLUDING INSTITUTIONAL INVESTORS. Crestone Capital Management, Inc.'s address is 7720 East Bellview Avenue, Suite 220, Englewood, CO 80111.

GALLIARD CAPITAL MANAGEMENT, INC. OR GALLIARD, an investment Advisory subsidiary of Norwest Bank, provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. Galliard Capital Management, Ins.'s address is 800 Lasalle Avenue, Suite 2060, Minneapolis, MN 55479.

PEREGRINE CAPITAL MANAGEMENT, INC. or PEREGRINE, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans; profit sharing plans; savings-investment plans, and 401(K) Plans. Peregrine Capital Management Inc.'s address is Lasalle Plaza, 800 Lasalle Avenue., Suite 1850, Minneapolis, MN 55402.

SMITH ASSET MANAGEMENT GROUP, L.P. OR SMITH, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. Smith Asset Management Group, L.P.'S Address is 300 Crescent Court, Suite 750, Dallas, TX 75201.


     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing a Fund or Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Fund and by any Portfolios in which it invests. The list states the investment advisory fees on an annualized basis as a percentage of a Fund's or Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

How investment advisory fees are paid depends on whether or not a Fund invests in Portfolios.

* If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

* If a Fund invests in a single Portfolio, Norwest or Schroder receives an investment advisory fee from the Portfolio.

* If a Fund invests in more than 1 Portfolio, Norwest or Schroder receives an investment advisory fee from each of those Portfolios. In addition, Norwest receives a fee from each Fund for the "asset allocation services" of determining the Funds' investments in the Portfolios and how much of the Fund's assets to invest in each Portfolio.

If a Fund invests in more than 1 Portfolio, the total amount of the investment advisory fee paid to Norwest or Schroder as a result of the Fund's investments varies depending on how much of the Fund's assets are invested in and the investment advisory fee payable to each Portfolio.

Norwest (and not the Funds or Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Funds or Portfolios.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GROWTH BALANCED FUND
 FUND ADVISORY FEE:             0.25%

 PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
 SUBADVISER:                    PEREGRINE
 PORTFOLIO MANAGERS:            William D. Giese, CFA (1994)  and Patricia Burns (1998).
 ADVISORY FEE:                  0.35%

 PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
 SUBADVISER:                    GALLIARD
 PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                               (1998).
 ADVISORY FEE:                  0.50%

 PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
 SUBADVISER:                    GALLIARD
 PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998).
 ADVISORY FEE:                  0.35%

 PORTFOLIO:                     INDEX PORTFOLIO
 PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996).
 ADVISORY FEE:                  0.15%

 PORTFOLIO:                     INCOME EQUITY PORTFOLIO
 PORTFOLIO MANAGER:             David L. Roberts, CFA (1994).
 ADVISORY FEE:                  0.50%

 PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
 SUBADVISER:                    PEREGRINE
 PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998).
 ADVISORY FEE:                  0.65%

 PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND SMALL CAP VALUE PORTFOLIO
 SUBADVISER:                    SMITH
 PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
 ADVISORY FEE:                  DISCIPLINED GROWTH PORTFOLIO: 0.90%
                                SMALL CAP VALUE PORTFOLIO: 0.95%

 PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
 PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998).
 ADVISORY FEE:                  0.25%


 PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
 SUBADVISER:                    PEREGRINE
 PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998).
 ADVISORY FEE:                  0.90%

 PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
 SUBADVISER:                    PEREGRINE
 PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1997).
 ADVISORY FEE:                  0.90%

 PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
 SUBADVISER:                    CRESTONE
 PORTFOLIO MANAGER:             Kirk McCown, CFA (1993).
 ADVISORY FEE:                  0.90%

 PORTFOLIO:                     INTERNATIONAL PORTFOLIO
 ADVISER:                       SCHRODER
 PORTFOLIO MANAGER:             Michael Perelstein (1997)
 ADVISORY FEE:                  0.45%


 PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
 ADVISER:                       SCHRODER
 PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                Bridgeman (1997)
 ADVISORY FEE:                  1.00%



THE EQUITY FUNDS

  INCOME EQUITY FUND
  PORTFOLIO:                     INCOME EQUITY PORTFOLIO
  PORTFOLIO MANAGER:             David L. Roberts, CFA (1994) and Gary J.Dunn (1994).
  ADVISORY FEE:                  0.50%.


  VALUGROWTH STOCK FUND
  PORTFOLIO MANAGER:             David S. Lunt, CFA (1996)
  ADVISORY FEE:                  0.80% - first $300 million; 0.76% - next $400 million; 0.72% -
                                 remaining.


  DIVERSIFIED EQUITY FUND
  GROWTH EQUITY FUND
  FUND ADVISORY FEE:             0.25%

  PORTFOLIO:                     INDEX PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
  PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
  ADVISORY FEE:                  0.15%

  PORTFOLIO:                     INCOME EQUITY PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
  PORTFOLIO MANAGER:             David L. Roberts, CFA (1994)and Gary J. Dunn (1994)
  ADVISORY FEE:                  0.50%

  PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)



ADVISORY FEE:                    0.65%

  PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY) AND
                                 SMALL CAP VALUE PORTFOLIO
  SUBADVISER:                    SMITH
  PORTFOLIO MANAGER:             Stephen S. Smith (1997)
  ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                 Small Cap Value Portfolio 0.95%

  PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
  PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
  ADVISORY FEE:                  0.25%

  PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
  ADVISORY FEE:                  0.90%

  PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995)  and Douglas G. Pugh (1997)
  ADVISORY FEE:                  0.90%

  PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
  SUBADVISER:                    CRESTONE
  PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
  ADVISORY FEE:                  0.90%

  PORTFOLIO:                     INTERNATIONAL PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGER:             Michael Perelstein (1997)
  ADVISORY FEE:                  0.45%

  PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                 Bridgeman (1997)
  ADVISORY FEE:                  1.00%


  LARGE COMPANY GROWTH FUND
  PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGER:             John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
  ADVISORY FEE:                  0.65%


  DIVERSIFIED SMALL CAP FUND
  FUND ADVISORY FEE:             0.25%

  PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
  PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
  ADVISORY FEE:                  0.25%

  PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
  ADVISORY FEE:                  0.90%




  PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1998)
  ADVISORY FEE:                  0.90%

  PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
  SUBADVISER:                    CRESTONE
  PORTFOLIO MANAGER:             Kirk McCown, CFA (1993).
  ADVISORY FEE:                  0.90%.

  PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND SMALL CAP VALUE PORTFOLIO
  SUBADVISER:                    SMITH
  PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
  ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                 Small Cap Value Portfolio: 0.95%


  SMALL COMPANY STOCK FUND
  PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
  SUBADVISER:                    CRESTONE
  PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
  ADVISORY FEE:                  0.90%


  SMALL CAP OPPORTUNITIES FUND
  PORTFOLIO:                     SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGER:             Ira Unschuld  (1998)
  ADVISORY FEE:                  0.60%




  INTERNATIONAL FUND
  FUND ADVISORY FEE:             0.25%

  PORTFOLIO:                     INTERNATIONAL PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGER:             Michael Perelstein (1997)
  ADVISORY FEE:                  0.45%

  PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGER:             John A. Troiano (1997) Heather Crighton (1997) and Mark
                                 Bridgeman (1997)
  ADVISORY FEE:                  1.00%


PORTFOLIO MANAGERS

Norwest Portfolio Managers:

PATRICIA BURNS, associated with Norwest of its affiliates since 1983. Ms. BUrns is a Senior Vice President of Peregrine and has been a portfolio manager at Peregrine for more than ten years.

TASSO H. COIN, JR., associated with Norwest or its affiliates since 1995. Mr. Coin has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995, Mr. Coin was a research officer at Lord Asset Management.

JOHN S. DALE, associated with Norwest or its affiliates since 1968. Mr. Dale is a Senior Vice President of Peregrine.

GARY J. DUNN, associated with Norwest or its affiliates since 1979. Mr. Dunn is a Director of Institutional Investments of Norwest.

WILLIAM D. GIESE, associated with Norwest or its affiliates since 1982. Mr. Giese is a Senior Vice President of Peregrine, has been a portfolio manager at Peregrine for more than ten years, and has more than 20 years' experience in fixed income securities management.

JOHN HUBER, associated with Norwest or its affiliates since 1990. Mr. Huber has been a Portfolio Manager and Corporate Trading Specialist at Galliard since 1995 and has been in investment management since 1990.

DAVID S. LUNT, associated with Norwest or its affiliates since 1992. Mr. Lunt is a Managing Director, Equities of Norwest.

KIRK MCCOWN, associated with Norwest or its affiliates since 1993. Mr. McCown is the founder, President and a Director of Crestone.

RICHARD MERRIAM, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

ROBERT B. MERSKY, associated wtih Norwest or its affiliates since 1968. Mr. Mersky is the President of Peregrine.

AJAY MIRZA, associated with Norwest or its affiliates since 1995. Mr. Mirza has been a Portfolio Manager and Mortgage Specialist with Galliard since 1995. Before joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers.

GARY E. NUSSBAUM, associated with Norwest or its affiliates since 1990. Mr. Nussbaum is a Senior Vice President of Peregrine.

DOUGLAS G. PUGH, associated with Norwest or its affiliates since 1997. Mr. Pugh is a Senior Vice President of Peregrine. Before joining Peregrine, Mr. Pugh was a senior equity analyst and portfolio manager for Advantus Capital Management and an analyst with Kemper Corporation.

DAVID L. ROBERTS, associated with Norwest or its affiliates since 1972. Mr. Roberts is a Managing Director, Equities of Norwest.

STEPHEN S. SMITH, associated with Norwest or its affiliates sine 1997. Mr. Smith has been a Chief Investment Officer and principal of the Smith Group since 1995. Mr. Smith previously served as senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund.

DAVID D. SYLVESTER, associated with Norwest or its affiliates since 1979. Mr. Sylvester currently is a Managing Director - Reserve Asset Management.

PAUL E. VON KUSTER, associated with Norwest or its affiliates since 1972. Mr. Von Kuster is a Senior Vice President of Peregrine.

LAURIE R. WHITE, associated with Norwest or its affiliates since 1991. Ms. White is a Director-Reserve Asset Management.

DAVID YIM, associated wtih Norwest or its affiliates since 1995. Mr. Yim has been a Portfolio Manager and Credit Research Specialist of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.

Schroders Portfolio Managers:

MARK BRIDGEMAN, associated with Schroders or its affiliates since 1990. Mr. Bridgeman is a Vice President of Schroders.

HEATHER CRIGHTON, associated with Schroders or its affiliates since 1992. Ms Crighton is a Vice President of Schroders.

MICHAEL PERELSTEIN, associated with Schroders or its affiliates since 1997. Mr. Perelstein has been a Senior Vice President of Schroders since January 1997. Previously Mr. Perelstein was a Managing Director at MacKay Shields.

JOHN A. TROIANO, associated with Schroders or its affiliates since 1981. Mr. Troiano has been Chief Executive Officer of Schorders since April 1, 1997 and a Managing Director of Schroders since October 1995.

IRA UNSCHULD, associated with Schroders or its affiliates since 1990. Mr. Unschuld is a Group Vice President.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

     Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in 1 or more Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Portfolios. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

     OTHER FUND SERVICES

          The  FORUM   FINANCIAL   GROUP  of   companies   provide   managerial,
     administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, dividend disbursing agent, and custodian.


          8.      CHOOSING A SHARE CLASS

Sales charges and fees vary considerably between a Fund's classes. Consider the differences in the classes' fee structures carefully before choosing which class to purchase. In particular, consider how long you intend to invest in the Fund and whether during that period it would be more advantageous to invest in a class with an initial sales charge and comparatively low expenses, a class with no sales charge but with a CDSC and distribution and shareholder servicing fees or a class with a comparatively low initial sales charge, a comparatively low CDSC, and a distribution fee. Also, consider whether you might qualify for a reduced sales charge on A Shares and whether any difference in total expenses between classes would be offset by A Shares' higher yield. The SAI has more information about ways to qualify for reduced sales charges and how reduced sales charge alternatives operate.

A SHARES

The Funds offers A Shares at their next-determined net asset value plus the following initial sales charge (no sales charge applies to reinvestments of distributions):

                                                                   SALES CHARGE
                                                                 AS A PERCENTAGE OF*
   AMOUNT OF PURCHASE                                 OFFERING PRICE+         NET ASSET VALUE

   Less than $50,000...............                        5.50%                   5.76%
   $50,000 to $99,999..............                        4.50%                   4.71%
   $100,000 to $249,000............                        3.50%                   3.63%
   $250,000 to $499,000............                        2.50%                   2.56%
   $500,000 to $999,000............                        2.00%                   2.04%
   Over $1,000,000.................                        0.00%                   0.00%
   *Rounded to the nearest one-hundredth percent.
   +The amount of the initial sales charge is included in the offering price.


If you redeem A Shares purchased with a reduced sales charge, the Funds may impose a charge on the redemption depending on how long you have held the shares.

B SHARES

The Funds offer B Shares at their net asset value per share. B Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.


     CONTINGENT DEFERRED SALES CHARGE. If you redeem B Shares within 6 years of purchase, there will be a CDSC on the redemption in the amount indicated below. The amount of the CDSC will vary depending on the number of years between the payment for the purchase of the shares and their redemption. You will pay the CDSC on the lesser of the cost of the B Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on B Shares purchased through reinvestments of distributions.


                                  YEAR SINCE PURCHASE                                        CHARGE FOR EACH FUND


                                                                                                     4.0%
                               First.................................................
                                                                                                     3.0%
                               Second................................................
                                                                                                     3.0%
                               Third.................................................
                                                                                                     2.0%
                               Fourth................................................
                                                                                                     2.0%
                               Fifth.................................................
                                                                                                     1.0%
                               Sixth.................................................
                                                                                                     None
                               Seventh...............................................



The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares and C Shares of the Fund acquired pursuant to reinvestment of distributions, third from B Shares and C Shares of the Fund held for more than 6 years or 1 year, fourth from B Shares held for 5 years and C Shares held for less than 1 year, and fifth from the longest outstanding B Shares of the Fund held for less than 5 years.

CONVERSION FEATURE. B Shares will automatically convert to A Shares 6 years from the end of the calendar month in which the Fund accepted your purchase. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee, or other charge. For purposes of conversion, the Funds will consider B Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any B Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, B Shares might continue to pay their distribution fee indefinitely.

C SHARES

The Funds offer C Shares at their next-determined net asset value. There is no sales charge on reinvestments of distributions. C Shares have distribution fees of 0.75% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.


CONTINGENT DEFERRED SALES CHARGE. If you redeem C Shares within a year of purchase, there will be a 1.0% CDSC on the redemption. You will pay the CDSC on the lesser of the cost of the C Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on C Shares purchased through reinvestments of distributions.

The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares and C Shares of the Fund acquired pursuant to reinvestment of distributions, third from B Shares and C Shares of the Fund held for more than 6 years or 1 year, fourth from B Shares held for 5 years and C Shares held for less than 1 year, and fifth from the longest outstanding B Shares of the Fund held for less than 5 years.

          9.      HOW TO BUY AND SELL SHARES

You may purchase Fund shares on "Fund Business Days" at their net asset value next determined after receipt of your purchase order in proper form plus, in the case of A Shares and C Shares, any applicable sales charge. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Fund's transfer agent processes all transactions in Fund shares.

All of the Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100. The Funds may waive their investment minimums. Your shares become eligible to receive distributions the Fund Business Day after your purchase order is received in proper form.

The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

PURCHASE PROCEDURES

DIRECT PURCHASES

You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                     NORWEST ADVANTAGE FUNDS
                                     [NAME OF FUND]
                                     NORWEST BANK MINNESOTA, N.A.
                                     TRANSFER AGENT
                                     733 MARQUETTE AVENUE
                                     MINNEAPOLIS, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                          NORWEST BANK MINNESOTA, N.A.
                          A091 000 019
                          FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                          RE: [NAME OF FUND][CLASS OF SHARES]
                          ACCOUNT NO.:
                          ACCOUNT NAME:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

          You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

          You may make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem a Fund's shares as of the next determination of the Fund's net asset value following receipt by the transfer agent of your redemption order in proper form subject to, in the case of B Shares and C Shares, a CDSC imposed on most redemptions made within 6 years or 1 year of purchase. Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value, or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person, or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations, or other eligible institutions. The specific institution providing the guarantee must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Funds and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signature guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered, and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are wired on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange A Shares and B Shares for A Shares and B Shares, respectively, of the Funds and of other funds of Norwest Advantage Funds that offer those classes of shares. You may exchange C Shares of a Fund for C Shares of the other Funds. You may also exchange your shares for some classes of certain money market funds of Norwest Advantage Funds. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and for prospectuses of those funds.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees (other than CDSCs) charged by, and the limitations (including minimum investment restrictions) of, the fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

SALES CHARGES. Some exchanges of A Shares may require a sales charge in addition to the sales charge you paid to purchase the shares. If you exchange into a fund that imposes an initial sales charge greater than the sales charge you paid, you must pay the difference between the sales charge of the fund you are exchanging into and your Fund. For example, if you paid a 2% initial sales charge on a purchase of shares and then exchanged those shares for shares of another fund with a 3% initial sales charge, you would pay an additional 1% sales charge on the exchange. The Funds deem A Shares acquired through the reinvestment of distributions to have been acquired with a sales charge equal to the maximum sales charge of the Fund.

You may exchange B Shares and C Shares without paying a CDSC. If you redeem B Shares or C Shares you received in an exchange, the CDSC will be calculated as if you never exchanged the shares you originally purchased. B Shares acquired through an exchange will convert to A Shares when the B Shares originally purchased would convert to A Shares.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

          10.     DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

The Funds declare and pay distributions of net investment income as follows:

   Declared and paid quarterly:           Income Equity Fund,  ValuGrowth  Stock
                                          Fund, and  Small Company  Stock  Fund.
   Declared and paid annually             Each other Fund.

Each Fund distributes net capital gain, if any, at least annually.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.

Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution

TAX MATTERS

The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

Distributions reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. International Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by International Portfolio and Schroder EM Core Portfolio. If you own shares of International Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes on your federal tax return.

11.      OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

Each Fund determines its net asset value at 4:00 p.m., Eastern Time on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or under procedures adopted by the Board.

European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Each Fund reserves the right to invest in 1 or more Portfolios. Each Fund bears its pro rata share of the expenses of any Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.


BROKER-DEALER REALLOWANCES

The Funds' distributor may pay a "broker-dealer's" reallowance to certain financial intermediaries purchasing shares as principal or agent. Normally, the distributor will reallow the amounts indicated below, although it may at times reallow the entire sales charge. The distributor also may make additional payments to certain intermediaries out of its own resources of up to 1.00% of the net asset value of Fund shares purchased. Norwest Advantage Funds may change the amount of the reallowance.

In addition, at its own expense, the distributor may provide compensation, including financial assistance, to financial intermediaries in connection with their conferences, employee sales or training programs, public seminars, advertising campaigns or other special events. The distributor may, for example, compensate the intermediaries with travel arrangements and lodging, tickets for entertainment events, and merchandise. The distributor may make this compensation available only to intermediaries that have sold or are expected to sell significant amounts of Fund shares or who charge an asset based fee, whether or not they have a fiduciary relationship with their clients.

Amount of Purchase                                Broker-Dealers' Reallowance
                                                  as a Percentage of Offering
                                                             Price
Less than $50,000...............                             5.00%
$50,000 to $99,999..............                             4.00%
$100,000 to $249,000............                             3.00%
$250,000 to $499,000............                             2.25%
$500,000 to $999,000............                             1.80%
$1,000,000 to 2,499,999.........                             1.00%
$2,500,000 to 4,999,999.........                             0.50%
Over $5,000,000.................                             0.25%



NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI, AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds, 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

                                   PROSPECTUS
                                 OCTOBER 1, 1998

This Prospectus describes the shares of a broad spectrum of mutual funds offered by Norwest Advantage Funds:

          6 MONEY MARKET FUNDS - Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund, and Municipal Money Market Fund.

          7 FIXED INCOME FUNDS - Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, and Strategic Income Fund.

          5 TAX-FREE FIXED INCOME FUNDS - Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, and Minnesota Tax-Free Fund.

          3 BALANCED FUNDS - Moderate Balanced Fund, Growth Balanced Fund, and Aggressive Balanced-Equity Fund.

          11 EQUITY FUNDS - Index Fund, Income Equity Fund, ValuGrowth (SM) Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund, and International Fund.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                           PAGE
   1.     OVERVIEW ............................................................

   2.     FINANCIAL HIGHLIGHTS ................................................

   3.     GLOSSARY ............................................................

   4.     INVESTMENT OBJECTIVES AND POLICIES ..................................
          Money Market Funds ..................................................
          Fixed Income Funds ..................................................
          Tax-Free Fixed Income Funds .........................................
          Balanced Funds ......................................................
          Equity Funds ........................................................
          Portfolio Descriptions ..............................................
   5.     RISK CONSIDERATIONS .................................................

   6.     COMMON POLICIES .....................................................

   7.     MANAGEMENT OF THE FUNDS .............................................
          Investment Advisory Services ........................................

          Other Fund Services .................................................
   8.     HOW TO BUY AND SELL SHARES ..........................................
          General Purchase Information ........................................
          Purchase Procedures .................................................
          General Redemption Information ......................................
          Redemption Procedures ...............................................
          Exchanges ...........................................................
   9.     DISTRIBUTIONS AND TAX MATTERS .......................................
          Distributions .......................................................
          Tax Matters .........................................................

   10.    OTHER INFORMATION ...................................................
          Determination of Net Asset Value ....................................
          Additional Information about the Portfolios .........................

--------------------------------------------------------------------------------
1.  OVERVIEW
--------------------------------------------------------------------------------

THE FOLLOWING IS A SUMMARY OF INFORMATION ABOUT THE FUNDS. BEFORE INVESTING, YOU SHOULD READ THE PROSPECTUS AND CONSIDER THE DISCUSSIONS UNDER INVESTMENT OBJECTIVES AND POLICIES AND RISK CONSIDERATIONS.

NO SINGLE FUND IS A COMPLETE OR BALANCED INVESTMENT PROGRAM, BUT EACH CAN SERVE AS A PART OF YOUR OVERALL INVESTMENT PROGRAM.



THE FUNDS AT A GLANCE

The MONEY MARKET FUNDS seek high current income consistent with the preservation of capital and the maintenance of liquidity.

                FUND                                 OBJECTIVE                             PRIMARY INVESTMENTS

                CASH INVESTMENT FUND and             High current income,                  High-quality money
                READY CASH INVESTMENT                preservation of capital and           market instruments of U.S. and
                FUND                                 liquidity                             foreign issuers.

                U.S. GOVERNMENT FUND                 High current income,                  Securities issued or
                                                     preservation of capital and           guaranteed by the U.S. Government,
                                                     liquidity                             its agencies, and its
                                                                                           instrumentalities.

                TREASURY PLUS FUND                   High current income,                  Securities issued or
                                                     preservation of capital and           guaranteed by the U.S. Treasury
                                                     liquidity                             and repurchase agreements on those
                                                                                           obligations.

                TREASURY FUND                        High current income,                  Securities issued or
                                                     preservation of capital, and          guaranteed by the U.S. Treasury.
                                                     liquidity

                MUNICIPAL MONEY MARKET               High current tax-exempt               Tax-exempt municipal
                FUND                                 income, preservation of capital,      securities.
                                                     and liquidity



          The FIXED INCOME FUNDS generally seek to provide income and preserve capital.

               FUND                                  OBJECTIVE                             PRIMARY INVESTMENTS

               STABLE INCOME FUND              Maintain   safety  of                       Investment grade
                                               principal  while  providing                 short-term   (average maturity
                                               low volatility total return                 2-5 years) securities.


               LIMITED TERM GOVERNMENT         Provide income and safety                   Investment grade
               INCOME FUND                     of principal.                               short-term (average maturity of
                                                                                           1-5 years) U.S. Government
                                                                                           securities.


               INTERMEDIATE GOVERNMENT               Provide income and safety             Investment grade
               INCOME FUND                           of principal.                         intermediate-term (average
                                                                                           maturity of 3-10 years) U.S.
                                                                                           Government securities.

               DIVERSIFIED BOND FUND                 Total return by                       Diversifies investments
                                                     diversifying its                      among 3 different
                                                     investments  among                    fixed income styles.
                                                     different fixed income
                                                     investment styles.


               INCOME FUND                           Total return consistent               Primarily investment grade
                                                     with current income.                  intermediate term (average
                                                                                           maturity of 3-15 years) domestic
                                                                                           and foreign securities.

               TOTAL RETURN BOND FUND                Total return.                         Broad spectrum of primarily
                                                                                           investment grade securities.

               STRATEGIC INCOME FUND                 Combination of current               70%-90% fixed income
                                                     income and capital appreciation.     investments
                                                                                          10%-30% equity investments.

The TAX-FREE FIXED INCOME FUNDS generally seek current income exempt from federal or state income taxes.

                    FUND                               OBJECTIVE                    PRIMARY INVESTMENTS

                  LIMITED TERM TAX-FREE          Current income exempt               Investment grade
                  FUND                           from federal income taxes.          short-term (average maturity of
                                                                                     1-5 years) municipal securities.

                  TAX-FREE INCOME FUND           Current income exempt               Investment grade
                                                 from federal income taxes.          (average maturity of 10-20 years)
                                                                                     municipal securities.

                  COLORADO TAX-FREE FUND          A high-level of current income     Investment grade (average
                                                  exempt from both federal           maturity of 10-20+ years)
                                                  (including the AMT) and            Colorado municipal securities.
                                                  Colorado income taxes
                                                  consistent with the
                                                  preservation of capital.

                  MINNESOTA INTERMEDIATE          A high-level of current income     Investment grade intermediate
                  TAX FREE FUND                   exempt from both federal and       term (average maturity of 5-10
                                                  Minnesota income taxes             years) Minnesota municipal
                                                  (including the AMT)                securities.
                                                  consistent with the
                                                  preservation of capital.

                  MINNESOTA TAX-FREE FUND         A high-level of current income     Investment grade (average
                                                  exempt from both federal and       maturity of 10-20+ years)
                                                  Minnisota income taxes             Minnesota municipal
                                                  (including the AMT)                securities.
                                                  consistent with the
                                                  preservation of capital.


The BALANCED FUNDS generally seek a combination of current income and capital appreciation.


                    FUND                                OBJECTIVE                           PRIMARY INVESTMENTS


                    MODERATE BALANCED FUND        Combination of current                  45%-75% fixed income
                                                  income and capital appreciation.        investments
                                                                                          25%-55% equity
                                                                                          investments.

                    GROWTH BALANCED FUND          Combination of current                  15%-55% fixed income
                                                  income and capital appreciation.        investments
                                                                                          45%-85% equity
                                                                                          investments.

                    AGGRESSIVE BALANCED-EQUITY    Combination of current                  0%-40% fixed income
                    FUND                          income and capital appreciation.        investments
                                                                                          60%-100% equity
                                                                                          investments.

The EQUITY FUNDS generally seek growth of capital.



               FUND                          OBJECTIVE                               PRIMARY INVESTMENTS

               INDEX FUND                    Replicate the return                    Common stock of the
                                             of the S&P 500 Composite Stock          500 companies in the S&P 500
                                             Price Index.                            Composite Stock Price Index.

               INCOME EQUITY FUND            Long-term capital                       Common stock of large high
                                             appreciation consistent with            quality domestic companies.
                                             above-average dividend
                                             income.

               VALUEGROWTH STOCK FUND        Long-term capital                       Common stock of medium-and
                                             appreciation.                           large-capitalization
                                                                                     companies that have above
                                                                                     average growth
                                                                                     characteristics and that
                                                                                     appear to be undervalued.

               DIVERSIFIED EQUITY FUND       Long-term capital                       Diversified investments in 5
                                             appreciation while                      different equity investment
                                             moderating annual return                styles.
                                             volatility.

               GROWTH EQUITY FUND            Long-term capital                       Diversified investments in 3
                                             appreciation while                      different equity investment
                                             moderating annual return                styles.
                                             volatility.

               LARGE COMPANY GROWTH          Long-term capital                       Common stock of large
               FUND                          appreciation.                           high-quality domestic
                                                                                     companies with superior
                                                                                     growth potential.

               DIVERSIFIED SMALL CAP         Long-term capital                       Diversified investments in 5
               FUND                          appreciation while                      different small company
                                             moderating annual return                equity investment styles.
                                             volatility.

               SMALL COMPANY STOCK           Long-term capital                       Common stock of small and
               FUND                          appreciation.                           medium sized domestic
                                                                                     companies.

               SMALL CAP OPPORTUNITIES       Long-term capital                       Equity securities of small
               FUND                          appreciation.                           domestic companies.

               SMALL COMPANY GROWTH          Long-term capital                       Common stock of small and
               FUND                          appreciation.                           medium sized domestic
                                                                                     companies.

               INTERNATIONAL FUND            Long-term capital                       Common stock of high-


                                             appreciation.                           quality companies based
                                                                                     outside of the United States.


CLASSES OF SHARES

This Prospectus offers certain classes of shares of the Funds. Each class is designed for a different type of investor and may have different fees or investment minimums.

*    All  Money  Market  Funds,   except  Ready  Cash  Investment   Fund,  offer
     Institutional Shares. Institutional Shares are designed for institutional investors.

* Ready Cash Investment Fund and Municipal Money Market Fund offer Investor Shares. Investor Shares are designed for retail investors.

* All Funds, other than Money Market Funds, offer I Shares. I Shares are designed for clients of investment advisers and bank trust departments, trust companies and their affiliates, including broker-dealers if the Fund does not offer other classes of shares.



FUND STRUCTURES

     Some of the Funds invest directly in a portfolio of securities. Other Funds invest in 1 or more other funds identified in this prospectus as Portfolios. Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in individual securities.


MANAGEMENT OF THE FUNDS

     NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and all but 3 of the Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $28 billion in assets.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. or SCHRODER is the investment adviser for 3 Portfolios: Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio, and International Portfolio. Schroder specializes in providing international investment advice.

     INVESTMENT SUBADVISERS make investment decisions for certain Funds and Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest, Schroder, or a subadviser as an Adviser.

     The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

HOW TO BUY AND SELL SHARES

     Shares may be purchased or redeemed without sales or other charges.

          * I Shares and Investor Shares require a minimum initial investment of $1,000 and a minimum subsequent investment of $100.

          * Institutional Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

     Total Return Bond Fund, Small Company Growth Fund, and Small Cap Opportunities Fund are closed to new investors. Only residents of Colorado may purchase shares of Colorado Tax-Free Fund. Only residents of Minnesota may purchase shares of Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund.



EXCHANGES

If you own Fund shares you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.



DISTRIBUTIONS

     The DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income. Each Fund distributes to shareholders its net capital gain, if any, at least annually.

RISK FACTORS

     All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets in which the Fund invests, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

     Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

MONEY MARKET FUNDS:

     If you invest in a Money Market Fund, the income you receive from the Fund will vary with changes in interest rates. In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest or principal on its obligations when due. Some of the Money Market Funds reduce credit risk by investing primarily or exclusively in U.S. Government securities. The Money Market Funds also have the risk that they may not be able to maintain a stable net asset value of $1.00 per share.

FIXED INCOME FUNDS AND TAX-FREE FIXED INCOME FUNDS:

     If you invest in a Fixed Income Fund or a Tax-Free Fixed Income Fund, the investment income you receive from the Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

     Some of the Fixed Income Funds invest in mortgage- or other asset-backed securities. For these Funds, a decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of these Funds to rise due to a drop in prepayments. A rise in average maturity increases a Fund's sensitivity to rising interest rates and potential for losses in value.

     The Fixed Income Funds and Tax-Free Fixed Income Funds also are subject to credit risk. Funds that invest primarily in debt securities that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, generally have less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.

     Some of the Tax-Free Fixed Income Funds invest primarily in debt securities of the government and municipalities of a single state. Because these Funds limit their investments to a single state, adverse economic developments and other factors affecting that state could have a more significant effect on the Funds' returns. In addition, these Funds may invest in fewer issuers than the other Funds. A decline in the value of a Fund's investment in an issuer could therefore have a more significant effect on the value of the Fund's shares.

BALANCED FUNDS AND STRATEGIC INCOME FUND:

     These Funds divide their investments between fixed income securities and equity securities in varying proportions, depending on the Fund's investment policies. As a result, an investment in these Funds will be subject both to the risks of fixed income securities and to the risks of equity securities. In addition, the Adviser may vary, within a fixed range, the allocations of the Fund's assets into each type of investment. There is a risk that the allocations selected by the Adviser will not achieve the Fund's objective as effectively as other possible allocations.

EQUITY FUNDS:

     The Equity Funds are subject to "market risk," which is the general risk that the value of a Fund's investments may decline if the stock markets perform poorly. There also is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

     Equity Funds that invest in smaller issuers or foreign issuers are riskier than other Equity Funds. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign currency exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax, or confiscate investors' assets.

EXPENSES OF INVESTING IN THE FUNDS

     The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund. There are no transaction charges for purchasing, redeeming, or exchanging shares. The Funds do not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES(1)(5)
(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)

                                                               the Funds                    the Portfolios
                                                        investment                      investment                        total
                                                     advisory fees(2)     other          advisory      other expenses   operating
                                                                         expenses          Fees                          expenses


          MONEY MARKET FUNDS
          Cash Investment Fund                                     N/A         0.22%             0.22%          0.04%     0.48%(4)
          Ready Cash Investment Fund (Investor Shares)             N/A         0.42%             0.33%          0.07%     0.82%(4)
          U.S. Government Fund                                   0.14%         0.36%               N/A            N/A     0.50%
          Treasury Plus Fund(3)                                  0.20%         0.30%               N/A            N/A     0.50%
          Treasury Fund                                          0.15%         0.31%               N/A            N/A     0.46%
          Municipal Money Market Fund
               Institutional Shares                              0.32%         0.13%               N/A            N/A     0.45%
               Investor Shares                                   0.32%         0.33%               N/A            N/A     0.65%

          FIXED INCOME FUNDS (I SHARES)
          Stable Income Fund                                       N/A         0.28%             0.30%          0.07%     0.65%
          Limited Term Government Income Fund                    0.33%         0.35%               N/A            N/A     0.68%
          Intermediate Government Income Fund                    0.33%         0.35%               N/A            N/A     0.68%
          Diversified Bond Fund                                  0.00%         0.27%             0.37%          0.06%     0.70%(4)
          Income Fund                                            0.47%         0.28%               N/A            N/A     0.75%
          Total Return Bond Fund                                   N/A         0.19%             0.50%          0.06%     0.75%(4)
          Strategic Income Fund                                  0.09%         0.29%             0.36%          0.06%     0.80%(4)

          TAX-FREE FIXED INCOME FUNDS (I SHARES)
          Limited Term Tax-Free Fund                             0.31%         0.34%               N/A            N/A     0.65%
          Tax-Free Income Fund                                   0.34%         0.26%               N/A            N/A     0.60%
          Colorado Tax-Free Fund                                 0.29%         0.31%               N/A            N/A     0.60%
          Minnesota Intermediate Tax-Free Fund                   0.25%         0.35%               N/A            N/A     0.60%
          Minnesota Tax-Free Fund                                0.23%         0.37%               N/A            N/A     0.60%


(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)

                                                               the Funds                     the Portfolios
                                                        investment                      investment                        total
                                                     advisory fees(2)     other          advisory      other expenses   operating
                                                                         expenses          fees                          expenses


          BALANCED FUNDS (I SHARES)
          Moderate Balanced Fund                                 0.12%         0.29%             0.41%          0.06%     0.88%(4)
          Growth Balanced Fund                                   0.13%         0.29%             0.45%          0.06%     0.93%(4)
          Aggressive Balanced-Equity Fund                        0.00%         0.47%             0.46%          0.07%     1.00%

          EQUITY FUNDS (I SHARES)
          Index Fund                                               N/A          0.06%            0.15%          0.04%     0.25%
          Income Equity Fund                                       N/A          0.33%            0.50%          0.02%     0.85%
          ValuGrowth Stock Fund                                  0.78%          0.22%              N/A            N/A     1.00%
          Diversified Equity Fund                                0.16%          0.29%            0.49%          0.06%     1.00%(4)
          Growth Equity Fund                                     0.22%          0.26%            0.67%          0.10%     1.25%(4)
          Large Company Growth Fund                                N/A          0.33%            0.65%          0.02%     1.00%
          Diversified Small Cap Fund                             0.00%          0.27%            0.84%          0.09%     1.20%
          Small Company Stock Fund                                 N/A          0.25%            0.90%          0.05%     1.20%(4)
          Small Cap Opportunities Fund                             N/A          0.50%            0.60%          0.15%     1.25%
          Small Company Growth Fund                                N/A          0.32%            0.90%          0.03%     1.25%
          International Fund                                     0.25%          0.56%            0.42%          0.27%     1.50%

(1) Each Fund bears its pro rata portion of the expenses of any Portfolio in which it invests.

(2) For Diversified Bond Fund, Strategic Income Fund, each Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund, and International Fund, Funds - Investment Advisory Fees reflect an asset allocation fee of 0.25%. Absent waivers, Investment Advisory Fees for Municipal Money Market Fund Institutional Shares and Investor Shares, Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Diversified Small Cap Fund, and International Fund would be 0.34%, 0.34%, 0.50%, 0.50%, 0.50%, 0.50%, 0.25%, 0.50%, 0.25%, and
         0.47%.


(3) The expenses, and any waivers and reimbursements, for Treasury Plus Fund are estimated.

(4) Norwest and Forum Financial Group have agreed to waive their fees in order to maintain Cash Investment Fund's total combined operating expenses through May 31, 1999 at 0.48%. Any reduction of those waivers after May 31, 1999 requires approval by the Fund's Board of Trustees. Norwest and Forum Financial Group have agreed to waive fees and reimburse expenses to maintain Ready Cash Investment Fund's, Total Return Bond Fund's, and Small Company Stock Fund's total operating expenses at or below 0.82%; 0.75%, and 1.20%, respectively. Any reduction of those waivers or reimbursements requires Board review. Norwest and Forum Financial Group have agreed to waive their fees through May 31, 1999, to ensure that the investment advisory, administrative, and management services fees borne by Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, and Growth Equity Fund do not exceed, in the aggregate, 0.45%, 0.55%, 0.63%, 0.68%, 0.75%, and 1.00%, respectively. Any reduction of those waivers after May 31, 1999 requires Board approval.

(5) Absent expense reimbursements and fee waivers, Funds - Other Expenses and Total Operating Expenses would be: Cash Investment Fund 0.26% and 0.56%, Ready Cash Investment Fund 0.42% and 0.82%, U.S. Government Fund 0.38% and 0.52%, Treasury Plus Fund 0.40% and 0.60%, Treasury Fund 0.39% and 0.54%, Municipal Money Market Fund Institutional Shares 0.25% and 0.59%, and Investor Shares 0.49% and 0.83%, Stable Income Fund 0.38% and 0.81%, Limited Term Government Income Fund 0.56% and 0.89%, Intermediate Government Income Fund 0.39% and 0.72%, Diversified Bond Fund 0.35% and 1.09%, Income Fund 0.42% and 0.92%, Total Return Bond Fund 0.37% and 0.98%, Strategic Income Fund 0.36% and 1.08%, Limited Term Tax-Free Fund 0.53% and 1.03%, Tax-Free Income Fund 0.42% and 0.92%, Colorado Tax-Free Fund 0.51% and 1.01%, Minnesota Intermediate Tax-Free Fund 0.47% and 0.72%, Minnesota Tax-Free Fund 0.54% and 1.04%, Moderate Balanced Fund 0.33% and 1.11%, Growth Balanced Fund 0.33% and 1.15%, Aggressive Balanced-Equity Fund 1.51% and 2.35%, Index Fund 0.33% and 0.57%, Income Equity Fund 0.34% and 0.91%, ValuGrowth Stock Fund 0.42% and 1.20%, Diversified Equity Fund 0.32% and 1.17%, Growth Equity Fund 0.33% and 1.41%, Large Company Growth Fund 0.35% and 1.08%, Diversified Small Cap Fund 1.47% and 2.70%, Small Company Stock Fund 0.36% and 1.37%, Small Cap Opportunities Fund 0.63% and 1.38%, Small Company Growth Fund 0.33% and 1.31%, and International Fund 0.63% and 1.66%. Absent expense reimbursements and fee waivers, Portfolio(s) -- Other Expenses would be: Cash Investment Fund 0.07%, Ready Cash Investment Fund 0.07%, Stable Income Fund 0.13%, Diversified Bond Fund 0.12%, Total Return Bond Fund 0.11%, Strategic Income Fund 0.11%, Moderate Balanced Fund 0.12%, Growth Balanced Fund 0.12%, Aggressive Balanced-Equity Fund 0.12%, Index Fund 0.09%, Income Equity Fund 0.07%, Diversified Equity Fund 0.11%, Growth Equity Fund 0.15%, Large Company Growth Fund 0.08%, Diversified Small Cap Fund 0.15%, Small Company Stock Fund 0.11%, Small Cap Opportunities Fund 0.15%, Small Company Growth Fund 0.08%, and International Fund 0.31%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.



EXAMPLE

         The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in Annual Fund Operating Expenses table, a 5% annual return, and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                                                        1 year     3 years     5 years    10 years
                                                                        ------     -------     -------    --------

MONEY MARKET FUNDS
  Cash Investment Fund                                                      $5        $15         $27         $60
  Ready Cash Investment Fund (Investor Shares)                               8         26          46         101
  U.S. Government Fund                                                       5         16          28          63
  Treasury Plus Fund                                                         5         16          28          63
  Treasury Fund                                                              5         15          26          58
  Municipal Money Market Fund
     Institutional Shares                                                    5         14          25          57
     Investor Shares                                                         7         21          36          81

FIXED INCOME FUNDS (I SHARES)
  Stable Income Fund                                                         7         21          36          81
  Limited Term Government Income Fund                                        7         22          38          85
  Intermediate Government Income Fund                                        7         22          38          85
  Diversified Bond Fund                                                      7         22          39          87
  Income Fund                                                                8         24          42          93
  Total Return Bond Fund                                                     8         24          42          93
  Strategic Income Fund                                                      8         26          44          99

TAX-FREE FIXED INCOME FUNDS (I SHARES)

  Limited Term Tax-Free Fund                                                 7         21          36          81
  Tax-Free Income Fund                                                       6         19          33          75
  Colorado Tax-Free Fund                                                     6         19          33          75
  Minnesota Intermediate Tax-Free Fund                                       6         19          33          75
  Minnesota Tax-Free Fund                                                    6         19          33          75




                                                                        1 year     3 years     5 years    10 years
                                                                        ------     -------     -------    --------

BALANCED FUNDS (I SHARES)
  Moderate Balanced Fund                                                  9          28          49          108
  Growth Balanced Fund                                                    9          30          51          114
  Aggressive Balanced-Equity Fund                                         10         32          55          122

EQUITY FUNDS (I SHARES)

  Index Fund                                                              3           8          14           32
  Income Equity Fund                                                      9          27          47          105
  ValuGrowth Stock Fund                                                   10         32          55          122
  Diversified Equity Fund                                                 10         32          55          122
  Growth Equity Fund                                                      13         40          69          151
  Large Company Growth Fund                                               10         32          55          122
  Diversified Small Cap Fund                                              12         38          66          145
  Small Company Stock Fund                                                12         38          66          145
  Small Cap Opportunities Fund                                            13         40          69          151
  Small Company Growth Fund                                               13         40          69          151
  International Fund                                                      15         47          82          179


2.  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for 10 years or, if shorter, the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998, has been audited by KPMG Peat Marwick LLP, independent auditors, whose reports dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.

                                                                            Net Realized

                                                                                and       Distributions   Capital        Ending
                                            Beginning Net       Net          Unrealized     from Net    Contribution   Net Asset
THE MONEY MARKET FUNDS                       Asset Value     Investment     Gain (Loss)    Investment       From        Value Per
                                              Per Share        Income      on Investments     Income      Adviser        Share
----------------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT FUND
Year Ended May 31, 1998                         $1.00          $0.053           --          ($0.053)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.051           --          ($0.051)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.054           --          ($0.054)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.049           --          ($0.049)        --           $1.00
Year Ended May 31, 1994                         $1.00          $0.031           --          ($0.031)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.033           --          ($0.033)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.021           --          ($0.021)        --           $1.00
Year Ended November 30, 1991                    $1.00          $0.061           --          ($0.061)        --           $1.00
Year Ended November 30, 1990                    $1.00          $0.079           --          ($0.079)        --           $1.00
Year Ended November 30, 1989                    $1.00          $0.088           --          ($0.088)        --           $1.00
Year Ended November 30, 1988                    $1.00          $0.071           --          ($0.071)        --           $1.00
READY CASH INVESTMENT FUND- INVESTOR SHARES
Year Ended May 31, 1998                         $1.00          $0.050           --          ($0.050)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.047           --          ($0.047)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.051           --          ($0.051)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.045           --          ($0.045)        --           $1.00
Year Ended May 31, 1994                         $1.00          $0.027           --          ($0.027)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.030           --          ($0.030)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.020           --          ($0.020)        --           $1.00
Year Ended November 30, 1991                    $1.00          $0.058           --          ($0.058)        --           $1.00
Year Ended November 30, 1990                    $1.00          $0.076           --          ($0.076)        --           $1.00
Year Ended November 30, 1989                    $1.00          $0.085           --          ($0.085)        --           $1.00
January 20, 1988(d) to November 30, 1988        $1.00          $0.059           --          ($0.059)        --           $1.00
U.S. GOVERNMENT FUND
Year Ended May 31, 1998                         $1.00          $0.051           --          ($0.051)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.049           --          ($0.049)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.052           --          ($0.052)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.047           --          ($0.047)        --           $1.00
Year Ended May 31, 1994                         $1.00          $0.030           --          ($0.030)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.030           --          ($0.030)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.020           --          ($0.020)        --           $1.00
Year Ended November 30, 1991                    $1.00          $0.058           --          ($0.058)        --           $1.00




      Ratio to Average Net Assets
 ---------------------------------------

     Net                                           Net Assets at
 Investment      Net          Gross       Total     End of Period
    Income     Expenses    Expenses(a)  Return(b) (000's Omitted)
------------------------------------------------------------------

  5.29%(c)     0.48%(c)     0.57% (c)     5.42%         $4,685,818
    5.07%       0.48%         0.49%       5.21%         $2,147,894
    5.36%       0.48%         0.49%       5.50%         $1,739,549
    4.87%       0.48%         0.50%       4.96%         $1,464,304
    3.11%       0.49%         0.49%       3.16%         $1,381,402
    3.29%       0.50%         0.51%       3.36%         $1,944,948
  4.23%(d)     0.50%(d)     0.56%(d)    4.29%(d)        $1,292,196
    6.11%       0.51%         0.54%       6.31%         $1,004,979
    7.92%       0.45%         0.57%       8.22%           $747,744
    8.81%       0.45%         0.64%       9.22%           $662,698
    7.00%       0.43%         0.74%       7.32%           $316,349

  4.95%(c)     0.82%(c)     0.82%(c)      5.07%           $789,380
    4.75%       0.82%         0.83%       4.87%           $576,011
    5.02%       0.82%         0.87%       5.17%           $473,879
    4.64%       0.82%         0.91%       4.62%           $268,603
    2.70%       0.82%         0.92%       2.74%           $164,138
    3.04%       0.82%         0.94%       3.08%           $162,585
  4.01%(d)     0.82%(d)     0.93%(d)    4.05%(d)          $176,378
    5.81%       0.82%         0.96%       5.98%           $183,775
    7.56%       0.82%         0.97%       7.83%           $166,911
    8.51%       0.81%         0.99%       8.86%           $144,117
  7.11%(d)     0.77%(d)     1.13%(d)    6.97%(d)           $46,736
     5.08%       0.50%         0.51%       5.20%         $2,260,208
     4.91%       0.49%         0.49%       5.04%         $1,912,574
     5.13%       0.50%         0.51%       5.27%         $1,649,721
     4.68%       0.50%         0.52%       4.81%         $1,159,421
     3.02%       0.47%         0.53%       3.07%         $1,091,141
     3.00%       0.45%         0.57%       3.06%           $903,274
   3.99%(d)     0.45%(d)     0.61%(d)    4.07%(d)          $623,685
     5.84%       0.45%         0.60%       6.00%           $469,487


Year Ended November 30, 1990                    $1.00          $0.077           --          ($0.077)        --           $1.00
Year Ended November 30, 1989                    $1.00          $0.085           --          ($0.085)        --           $1.00
Year Ended November 30, 1988                    $1.00          $0.069           --          ($0.069)        --           $1.00
TREASURY FUND
Year Ended May 31, 1998                         $1.00          $0.049           --          ($0.049)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.047           --          ($0.047)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.050           --          ($0.050)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.046           --          ($0.046)        --           $1.00
Year Ended May 31, 1994                         $1.00          $0.028           --          ($0.028)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.029           --          ($0.029)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.020           --          ($0.020)        --           $1.00
December 3, 1990(d) to November 30, 1991        $1.00          $0.058           --          ($0.058)        --           $1.00
MUNICIPAL MONEY MARKET FUND
Investor Shares
Year Ended May 31, 1998                         $1.00          $0.031           --          ($0.031)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.030           --          ($0.030)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.033           --          ($0.033)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.031         ($0.004)      ($0.031)       $0.004        $1.00
Year Ended May 31, 1994                         $1.00          $0.021           --          ($0.021)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.021           --          ($0.021)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.014           --          ($0.014)        --           $1.00
Year Ended November 30, 1991                    $1.00          $0.042           --          ($0.042)        --           $1.00
Year Ended November 30, 1990                    $1.00          $0.053           --          ($0.053)        --           $1.00
Year Ended November 30, 1989                    $1.00          $0.058           --          ($0.058)        --           $1.00
January 7, 1988(d) to November 30, 1988         $1.00          $0.042           --          ($0.042)        --           $1.00
INSTITUTIONAL SHARES
Year Ended May 31, 1998                         $1.00          $0.033           --          ($0.033)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.032           --          ($0.032)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.035           --          ($0.035)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.033         ($0.004)      ($0.033)       $0.004        $1.00
August 3, 1993(d) to May 31, 1994               $1.00          $0.019           --          ($0.019)        --           $1.00
-------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers
(c) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(d)  Annualized.
(e) The Funds commenced operations on January 20, 1988, December 3, 1990, January 7, 1988, and August 3, 1993, respectively.

(f) Total Return for 1995 includes the effect of a capital contribution from Norwest Bank. Without the capital contribution, total return would have been 2.59% for Investor Shares and 2.79% for Institutional Shares.







    7.66%       0.45%         0.61%       7.94%           $500,794
    8.51%       0.45%         0.65%       8.87%           $394,137
    6.87%       0.42%         0.73%       7.13%           $254,104

    4.89%       0.46%         0.54%       5.00%         $1,440,515
    4.74%       0.46%         0.53%       4.87%         $1,003,697
    4.91%       0.46%         0.56%       5.04%           $802,270
    4.62%       0.46%         0.57%       4.65%           $661,098
    2.81%       0.46%         0.58%       2.83%           $526,483
    2.93%       0.47%         0.58%       2.98%           $384,751
  4.01%(d)     0.47%(d)     0.59%(d)    4.07%(d)          $374,492
  5.62%(d)     0.31%(d)     0.66%(d)    6.02%(d)          $354,200


    3.13%       0.65%         0.83%       3.18%            $44,070
    3.01%       0.65%         0.87%       3.08%            $54,616
    3.25%       0.65%         0.88%       3.31%            $57,021
    3.10%       0.65%         0.93%     3.13%(e)           $47,424
    2.03%       0.65%         0.99%       2.09%            $33,554
    2.13%       0.65%         0.97%       2.18%            $75,521
  2.81%(d)     0.63%(d)     0.96%(d)    2.89%(d)           $82,678
    4.10%       0.64%         1.08%       4.26%            $66,327
    5.34%       0.64%         1.16%       5.48%            $29,801
    5.78%       0.62%         1.15%       5.94%            $18,639
  4.64%(d)     0.60%(d)     1.20%(d)    4.76%(d)            $8,963

    3.32%       0.45%         0.59%       3.39%           $977,693
    3.21%       0.45%         0.70%       3.28%           $635,655
    3.41%       0.45%         0.72%       3.52%           $592,436
    3.37%       0.45%         0.74%     3.33%(e)          $278,953
  2.33%(d)     0.45%(d)     0.77%(d)    2.34%(d)          $190,356


                                                                       Net Realized

                                                                           and     Distributions Distributions    Ending
                                         Beginning Net       Net        Unrealized    from Net      from Net     Net Asset
FIXED INCOME FUNDS - I SHARES             Asset Value    Investment    Gain (Loss)   Investment     Realized     Value Per
                                           Per Share       Income     on Investments    Income        Gain         Share
----------------------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND
Year Ended May 31, 1998                      $10.24         $0.58         $0.05        ($0.57)        --          $10.30
Year Ended May 31, 1997                      $10.20         $0.58         $0.04        ($0.58)        --          $10.24
November 1, 1995 to May 31, 1996             $10.72         $0.28         $0.03        ($0.77)      ($0.06)       $10.20
November 11, 1994(e) to October 31, 1995     $10.00         $0.50         $0.22          --           --          $10.72
LIMITED TERM GOVERNMENT INCOME FUND
October 1, 1997(e) to May 31, 1998           $10.00         $0.38        ($0.11)       ($0.38)      ($0.01)        $9.88
INTERMEDIATE GOVERNMENT INCOME FUND
Year Ended May 31, 1998                      $10.84         $0.71         $0.37        ($0.70)        --          $11.22
Year Ended May 31, 1997                      $10.89         $0.72        ($0.04)       ($0.73)        --          $10.84
November 1, 1995 to May 31, 1996             $12.40         $0.40         $0.53        ($1.32)      ($1.12)       $10.89
November 11, 1994(e) to October 31,          $11.11         $0.93         $0.36          --           --          $12.40
1995(g)
DIVERSIFIED BOND FUND
Year Ended May 31, 1998                      $25.60         $1.61         $1.51        ($1.66)      ($0.03)       $27.03
Year Ended May 31, 1997                      $26.03         $1.59         $0.01        ($1.69)      ($0.34)       $25.60
November 1, 1995 to May 31, 1996             $27.92         $1.07        ($0.99)       ($1.67)      ($0.30)       $26.03
November 11, 1994(e) to October 31, 1995     $25.08         $1.65         $1.19          --           --          $27.92
INCOME FUND
Year Ended May 31, 1998                      $9.27          $0.61         $0.51        ($0.61)        --           $9.78
Year Ended May 31, 1997                      $9.26          $0.62         $0.01        ($0.62)        --           $9.27
Year Ended May 31, 1996                      $9.62          $0.61        ($0.36)       ($0.61)        --           $9.26
Year Ended May 31, 1995                      $9.51          $0.65         $0.11        ($0.65)        --           $9.62
August 2, 1993(e) to May 31, 1994            $10.68         $0.58        ($0.91)       ($0.58)      ($0.26)        $9.51
TOTAL RETURN BOND FUND
Year Ended May 31, 1998                      $9.41          $0.59         $0.28        ($0.59)      ($0.05)        $9.64
Year Ended May 31, 1997                      $9.40          $0.60         $0.04        ($0.60)      ($0.03)        $9.41
Year Ended May 31, 1996                      $9.73          $0.64        ($0.31)       ($0.64)      ($0.02)        $9.40
Year Ended May 31, 1995                      $9.54          $0.67         $0.19        ($0.67)        --           $9.73
December 31, 1993(e) to May 31, 1994         $10.00         $0.27        ($0.46)       ($0.27)        --           $9.54
STRATEGIC INCOME FUND(E)
Year Ended May 31, 1998                       $18.47          $0.79           $1.75        ($0.86)     ($0.59)      $19.56
Year Ended May 31, 1997                       $18.12          $0.97           $0.71        ($0.95)     ($0.38)      $18.47
November 1, 1995 to May 31, 1996              $18.21          $0.48           $0.42        ($0.76)     ($0.23)      $18.12
November 11, 1994(g) to October 31, 1995      $16.19          $0.75           $1.27          --          --         $18.21


-------------------------------------------------------------------------------------



(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and/or fee waivers.
(c) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(d)  Reflects the activity of the Portfolio(s) in which the Fund invests.
(e) The Funds commenced offering I Shares on November 11, l994, October 1, l997, November 11, 1994, November 11, 1994, August 2, 1993, and December
     31, 1993, respectively.
(f)  Annualized.
(g) Adjusted for a five to one stock split. (h) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Porfolio.




      Ratio to Average Net Assets
 ---------------------------------------

      Net                                              Portfolio     Net Assets at
  Investment       Net        Gross         Total       Turnover      End of Period
 Income (Loss)  Expenses   Expenses(a)    Return(b)       Rate      (000's Omitted)
-------------------------------------------------------------------------------------

   4.47%       0.80%        1.03%        14.13%      N/A(h)      N/A(h)      $235,254
   4.38%       0.81%        0.98%        9.58%       72.03%      $0.0720     $128,777
 4.65%(f)    0.82%(f)     0.97%(f)       5.14%       56.47%      $0.0648     $146,950
 4.67%(f)    0.82%(f)     1.03%(f)       12.48%      65.53%        N/A       $136,710


   5.69%(c)     0.65%(c)     0.76%(c)       6.28%      37.45%(d)             $144,215
     5.73%        0.65%       0.79%         6.24%        41.30%              $111,030
   5.74%(f)     0.65%(f)     0.92%(f)       2.97%       109.95%               $83,404
   5.91%(f)     0.65%(f)     0.98%(f)       7.20%       115.85%               $48,087

  5.78%(e)(f)  0.40%(e)(f) 0.89%(e)(f)      4.42%        99.49%               $66,113

     6.35%        0.68%       0.72%        10.19%        96.76%              $400,346
     6.57%        0.68%       0.72%         6.36%       183.05%              $371,278
   6.71%(f)     0.71%(f)     1.17%(f)       0.60%        74.64%              $399,324
   7.79%(f)     0.68%(f)     0.93%(f)      11.58%       240.90%               $50,213


   5.98%(c)     0.70%(c)     1.02%(c)      12.39%         N/A                $134,831
     6.19%        0.70%       0.77%         6.23%        57.19%              $162,310
   6.78%(f)     0.70%(f)     0.77%(f)       0.22%       118.92%              $167,159
   5.87%(f)     0.67%(f)     0.82%(f)      11.32%        58.90%              $171,453

     6.32%        0.75%       0.95%        12.35%       167.09%              $290,566
     6.59%        0.75%       1.02%         6.90%       231.00%              $258,207
     6.30%        0.75%       1.06%         2.58%       270.17%              $271,157
     7.02%        0.75%       1.06%         8.49%        98.83%              $109,994
   6.75%(f)     0.61%(f)     1.09%(f)    (4.04%)(f)      26.67%               $93,665

   6.14%(c)     0.75%(c)     0.86%(c)       9.45%      134.56%(d)            $109,084
     6.36%        0.75%       1.05%         6.95%        55.07%              $125,437
     6.57%        0.75%       1.07%         3.41%        77.49%              $120,767
     7.04%        0.71%       1.17%         9.43%        35.19%               $96,199
   6.81%(f)     0.46%(f)     2.10%(f)    (4.62%)(f)      37.50%               $11,694





                                                                     Net Realized
                                                                          and     Disbritutions Distributions  Ending
TAX-FREE FIXED                             Beginning        Net        Unrealized     from Net    from Net    Net Asset      Net
                                              Net
INCOME FUNDS - I SHARES                   Asset Value   Investment    Gain (Loss)    Investment   Realized    Value Per  Investment
                                           Per Share      Income     on Investments    Income       Gain        Share      Income
------------------------------------------------------------------------------------------------------------------------------------
LIMITED TERM TAX-FREE FUND
Year Ended May 31, 1998                     $10.39         $0.47         $0.21        ($0.47)      ($0.01)     $10.59       4.47%
October 1, 1996(c) to May 31, 1997          $10.00         $0.31         $0.39        ($0.31)        --        $10.39     4.45%(d)
TAX-FREE INCOME FUND
Year Ended May 31, 1998                     $10.06         $0.53         $0.48        ($0.53)        --        $10.54       5.09%
Year Ended May 31, 1997                      $9.78         $0.54         $0.28        ($0.54)        --        $10.06       5.40%
Year Ended May 31, 1996                      $9.82         $0.55        ($0.04)       ($0.55)        --         $9.78       5.57%
Year Ended May 31, 1995                      $9.60         $0.55         $0.22        ($0.55)        --         $9.82       5.84%
August 2, 1993(c) to May 31, 1994           $10.14         $0.47        ($0.47)       ($0.47)      ($0.07)      $9.60     5.71%(d)
COLORADO TAX-FREE FUND
Year Ended May 31, 1998                     $10.22         $0.53         $0.47        ($0.53)        --        $10.69       5.01%
Year Ended May 31, 1997                      $9.89         $0.54         $0.33        ($0.54)        --        $10.22       5.35%
Year Ended May 31, 1996                      $9.90         $0.53        ($0.01)       ($0.53)        --         $9.89       5.30%
Year Ended May 31, 1995                      $9.69         $0.48         $0.21        ($0.48)        --         $9.90       5.08%
August 23, 1993(c) to May 31, 1994          $10.22         $0.39        ($0.52)       ($0.39)      ($0.01)      $9.69     5.03%(d)
MINNESOTA INTERMEDIATE TAX-FREE FUND
October 1, 1997(c) to May 31, 1998          $10.00         $0.33         $0.03        ($0.33)        --        $10.03     5.02%(d)
MINNESOTA TAX-FREE FUND
Year Ended May 31, 1998                     $10.57         $0.53         $0.48        ($0.53)        --        $11.05       4.84%
Year Ended May 31, 1997                     $10.30         $0.54         $0.27        ($0.54)        --        $10.57       5.12%
Year Ended May 31, 1996                     $10.45         $0.56        ($0.15)       ($0.56)        --        $10.30       5.24%
Year Ended May 31, 1995                     $10.16         $0.53         $0.29        ($0.53)        --        $10.45       5.29%
August 2, 1993(c) to May 31, 1994           $10.74         $0.43        ($0.39)       ($0.43)      ($0.19)     $10.16     4.90%(d)
------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and/or fee waivers.
(c)  The Funds commenced  offering I Shares on October 1, 1996,  August 2, 1993,
     August 23, 1993, Octoer 1, 1997, and August 2, 1993, respectively.
(d)  Annualized.






        Ratio to Average Net Assets
  -------------------------------------

                                        Portfolio    Net Assets at

      Net         Gross       Total      Turnover    End of Period
    Expenses   Expenses(a)  Return(b)      Rate     (000's Omitted)
-------------------------------------------------------------------

     0.65%        1.03%       6.70%       46.06%            $54,602
    0.65%(d)    1.27%(d)      6.99%       16.39%            $40,990

     0.60%        0.92%      10.22%      142.81%           $286,734
     0.50%        1.03%       8.54%      152.33%           $259,861
     0.32%        1.06%       5.29%      126.20%           $276,159
     0.60%        1.05%       8.42%      130.90%            $94,454
    0.60%(d)    1.10%(d)   (0.21%)(d)    116.54%           $102,084

     0.60%        1.01%       9.97%       69.87%            $32,342
     0.45%        1.13%       9.00%      129.26%            $25,917
     0.30%        1.13%       5.35%      171.41%            $24,074
     0.30%        1.16%       7.47%       47.88%            $24,539
    0.11%(d)    1.21%(d)    0.90%(d)      40.92%            $15,153

    0.60%(d)    0.72%(d)      3.61%       15.13%           $209,685

     0.60%        1.04%       9.71%       68.27%            $20,736
     0.60%        1.23%       7.98%       96.68%            $11,135
     0.51%        1.30%       3.97%       77.10%             $3,988
     0.48%        1.58%       8.44%      139.33%             $1,799
    0.61%(d)    1.54%(d)    0.29%(d)      84.23%               $872



                                                                          Net Realized

                                                                               and        Dividends  Distributions  Ending
                                          Beginning Net        Net         Unrealized     from Net    from Net    Net Asset
BALANCED FUNDS - I SHARES                  Asset Value     Investment      Gain (Loss)   Investment   Realized    Value Per
                                            Per Share        Income      on Investments     Income      Gain        Share
-------------------------------------------------------------------------------------------------------------------------------
MODERATE BALANCED FUND
Year Ended May 31, 1998                       $21.59          $0.80           $2.72        ($0.86)     ($1.27)      $22.98
Year Ended May 31, 1997                       $20.27          $0.77           $1.60        ($0.76)     ($0.29)      $21.59
November 1, 1995 to May 31, 1996              $19.84          $0.46           $0.89        ($0.66)     ($0.26)      $20.27
November 11, 1994(g) to October 31, 1995      $17.25          $0.65           $1.94          --          --         $19.84
GROWTH BALANCED FUND
Year Ended May 31, 1998                       $24.77          $0.58           $4.52        ($0.60)     ($1.21)      $28.06
Year Ended May 31, 1997                       $22.83          $0.62           $2.86        ($0.63)     ($0.91)      $24.77
November 1, 1995 to May 31, 1996              $21.25          $0.31           $1.95        ($0.51)     ($0.17)      $22.83
November 11, 1994(g) to October 31, 1995      $17.95          $0.47           $2.83          --          --         $21.25
AGGRESSIVE BALANCED-EQUITY FUND
December 2, 1997(g) to May 31, 1998           $10.00          $0.06           $0.99        ($0.01)       --         $11.04
-----------------------------------------------------------------------------------------


(a)  Includes  expenses  allocated  from  the  Portfolios  in   which  the  Fund
     invests.
(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(c) Total Return would have been lower absent expense reimbursements and/or fee waivers.
(d) Represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data wasnot reported in mutual fund financial statements.
(e) Prior to October 1, 1997, Strategic Income Fund was named Conservative Balanced Fund.
(f)  Annualized.
(g) The Funds commenced offering I Shares on November 11, 1994, November 11, 1994, November 11, 1994, and December 2, 1997, respectively.

(h) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested exclusively in more than one Portfolio.



     Ratio to Average Net Assets
--------------------------------------

    Net                                             Portfolio    Average    Net Assets at
Investment      Net         Gross        Total      Turnover   Commission    End of Period
 Income(a)  Expenses(a) Expenses(a)(b) Return(c)      Rate      Rate (d)   (000's Omitted)
-------------------------------------------------------------------------------------------


   3.57%       0.88%        1.05%        17.04%      N/A(h)      N/A(h)            $464,384
   3.70%       0.88%        1.04%        12.04%      45.33%      $0.0684           $418,680
 3.95%(f)    0.90%(f)     1.04%(f)       7.03%       52.71%      $0.0658           $398,005
 3.76%(f)    0.92%(f)     1.11%(f)       15.01%      62.08%        N/A             $373,998

   2.38%       0.93%        1.09%        21.40%      N/A(h)      N/A(h)            $665,758
   2.47%       0.94%        1.16%        15.81%      24.33%      $0.0676           $503,382
 2.66%(f)    0.98%(f)     1.16%(f)       10.87%      38.78%      $0.0696           $484,641
 2.63%(f)    0.99%(f)     1.23%(f)       18.38%      41.04%        N/A             $374,892

 1.58%(f)    1.00%(f)     2.29%(f)       10.55%      N/A(h)      N/A(h)              $8,872





                                                                     Net Realized

                                                                         and        Dividends   Distributions         Ending
                                         Beginning        Net         Unrealized     from Net    from Net   Return   Net Asset
                                            Net
EQUITY FUNDS - I SHARES                 Asset Value    Investment    Gain (Loss)    Investment   Realized     of     Value Per
                                         Per Share   Income (Loss)  on Investments    Income       Gain     Capital    Share
--------------------------------------------------------------------------------------------------------------------------------
INDEX FUND
Year Ended May 31, 1998                   $39.49         $0.58          $10.74       ($0.65)      ($3.80)     --      $46.36
Year Ended May 31, 1997                   $31.49         $0.49          $8.50        ($0.48)      ($0.51)     --      $39.49
November 1, 1995 to May 31, 1996          $27.67         $0.36          $4.08        ($0.43)      ($0.19)     --      $31.49
November 11, 1994(g) to October 31,       $21.80         $0.45          $5.42          --           --        --      $27.67
1995
INCOME EQUITY FUND
Year Ended May 31, 1998                   $33.16         $0.52          $8.76        ($0.54)      ($0.72)     --      $41.18
Year Ended May 31, 1997                   $27.56         $0.56          $5.55        ($0.51)        --        --      $33.16
November 1, 1995 to May 31, 1996          $24.02         $0.29          $4.02        ($0.69)      ($0.08)     --      $27.56
November 11, 1994(g) to October 31,       $18.90         $0.46          $4.66          --           --        --      $24.02
1995
VALUGROWTH STOCK FUND
Year Ended May 31, 1998                   $25.03         $0.06          $4.76        ($0.16)      ($3.54)     --      $26.15
Year Ended May 31, 1997                   $22.61         $0.16          $4.80        ($0.13)      ($2.41)     --      $25.03
Year Ended May 31, 1996                   $18.80         $0.14          $3.91        ($0.12)      ($0.12)     --      $22.61
Year Ended May 31, 1995                   $17.16         $0.18          $1.64        ($0.18)        --        --      $18.80
August 2, 1993(g) to May 31, 1994         $16.91         $0.13          $0.46        ($0.12)      ($0.22)     --      $17.16
DIVERSIFIED EQUITY FUND
Year Ended May 31, 1998                   $36.50         $0.22          $8.94        ($0.27)      ($2.33)     --      $43.06
Year Ended May 31, 1997                   $30.55         $0.25          $6.05        ($0.16)      ($0.19)     --      $36.50
November 1, 1995 to May 31, 1996          $27.53         $0.16          $4.25        ($0.42)      ($0.97)     --      $30.55
November 11, 1994(g) to October 31,       $22.21         $0.22          $5.10          --           --        --      $27.53
1995
GROWTH EQUITY FUND
Year Ended May 31, 1998                   $32.48        ($0.04)         $6.86        ($0.04)      ($3.54)     --      $35.72
Year Ended May 31, 1997                   $29.08        ($0.02)         $4.05        ($0.04)      ($0.59)     --      $32.48
November 1, 1995 to May 31, 1996          $26.97          --            $4.09        ($0.12)      ($1.86)     --      $29.08
November 11, 1994(g) to October 31,       $22.28        ($0.02)         $4.71          --           --        --      $26.97
1995
LARGE COMPANY GROWTH FUND
Year Ended May 31, 1998                   $32.63        ($0.11)         $10.20         --         ($2.78)     --      $39.94
Year Ended May 31, 1997                   $26.97        ($0.03)         $5.91          --         ($0.22)     --      $32.63
November 1, 1995 to May 31, 1996          $23.59        ($0.04)         $3.64          --         ($0.22)     --      $26.97
November 11, 1994(g) to October 31,       $18.50        ($0.05)         $5.14          --           --        --      $23.59
1995
DIVERSIFIED SMALL CAP FUND
December 31, 1997(g) to May 31, 1998      $10.00          --            $0.52          --           --        --      $10.52
SMALL COMPANY STOCK FUND
Year Ended May 31, 1998                   $13.88        ($0.09)         $1.11          --         ($2.90)   ($0.07)   $11.93
Year Ended May 31, 1997                   $13.96        ($0.04)         $0.87          --         ($0.91)     --      $13.88
Year Ended May 31, 1996                   $10.59         $0.01          $3.93        ($0.03)      ($0.54)     --      $13.96
Year Ended May 31, 1995                    $9.80         $0.12          $0.87        ($0.12)      ($0.08)     --      $10.59






      Ratio to Average Net Assets
 --------------------------------------

     Net                                            Portfolio     Average    Net Assets at

  Investment      Net         Gross       Total      Turnover   Commission   End of Period
    Income      Expenses   Expenses(a)  Return(b)      Rate      Rate (c)   (000's Omitted)
-------------------------------------------------------------------------------------------

   1.53%(d)     0.25%(d)    0.58%(d)     30.32%      6.68%(e)    0.0339(e)         $784,205
    2.10%        0.25%        0.56%      29.02%       24.17%      $0.0417          $513,134
   2.25%(f)     0.31%(f)    0.57%(f)     16.27%       9.12%       $0.0517          $249,644
   2.12%(f)     0.50%(f)    0.64%(f)     26.93%       14.48%        N/A            $186,197


   1.43%(d)     0.85%(d)    0.86%(d)     28.61%      3.46%(e)    0.0585(e)       $1,214,385
    1.97%        0.85%        0.90%      22.40%       4.76%       $0.0792          $425,197
   2.72%(f)     0.86%(f)    1.13%(f)     18.14%       0.69%       $0.0942          $230,831
   2.51%(f)     0.85%(f)    1.12%(f)     27.09%       7.03%         N/A             $49,000


    0.53%        1.00%        1.20%      21.18%       74.25%      $0.0588          $609,056
    0.67%        1.01%        1.33%      23.30%       75.50%      $0.0781          $180,204
    0.62%        1.20%        1.32%      21.72%      105.43%      $0.0603          $156,553
    1.02%        1.20%        1.33%      10.67%       63.82%        N/A            $136,589
   0.92%(f)     1.20%(f)    1.39%(f)    2.99%(f)      86.07%        N/A            $113,061

   0.60%(d)     1.00%(d)    1.13%(d)     26.12%       N/A(e)      N/A(e)         $1,520,343
   0.79%(d)     1.02%(d)    1.31%(d)     20.76%       48.08%      $0.0626        $1,212,565
 1.00%(d)(f)  1.06%(d)(f)  1.30%(d)(f)   16.38%       5.76%       $0.0671          $907,223
 1.01%(d)(f)  1.09%(d)(f)  1.37%(d)(f)   23.95%       10.33%        N/A            $711,111


 (0.11%)(d)     1.25%(d)    1.35%(d)     22.52%       N/A(e)      N/A(e)         $1,033,251
  (0.09%)(d)    1.30%(d)    1.84%(d)     14.11%       9.06%       $0.0565          $895,420
 0.01%(d)(f)  1.35%(d)(f)  1.85%(d)(f)   15.83%       7.39%       $0.0617          $735,728
 (0.11%)(d)(f)1.38%(d)(f)  1.92%(d)(f)   21.10%       8.90%         N/A            $564,004


  (0.36%)(d)    1.00%(d)    1.03%(d)     32.29%     13.03%(e)    0.0552(e)         $232,499
   (0.18%)       0.99%        1.09%      21.93%       24.37%      $0.0564          $131,768
  (0.30%)(f)    1.00%(f)    1.13%(f)     15.40%       16.93%      $0.0616           $82,114
  (0.23%)(f)    1.00%(f)    1.20%(f)     27.51%       31.60%        N/A             $63,567


 (0.25%)(d)(f)1.21%(d)(f)  2.65%(d)(f)    5.20%       N/A(h)      N/A(h)            $12,551

  (0.53%)(d)    1.20%(d)    1.32%(d)      8.12%     166.16%(e)   0.0616(e)         $112,713
   (0.38%)       1.19%        1.56%       6.30%      210.19%      $0.0774          $161,995
    0.05%        1.21%        1.60%      38.30%      134.53%      $0.0555          $125,986
    1.14%        0.52%        1.82%      10.13%       68.09%        N/A             $54,240



December 31, 1993(g) to May 31, 1994      $10.00         $0.08         ($0.20)       ($0.08)        --        --       $9.80
SMALL CAP OPPORTUNITIES FUND
Year Ended May 31, 1998                   $19.84        ($0.06)         $4.36          --         ($0.53)     --      $23.61
August 15, 1996 to(g) May 31, 1997        $16.26        ($0.01)         $3.60          --         ($0.01)     --      $19.84
SMALL COMPANY GROWTH FUND
Year Ended May 31, 1998                   $31.08        ($0.23)         $6.88          --         ($4.04)     --      $33.69
Year Ended May 31, 1997                   $33.00        ($0.18)         $1.83          --         ($3.57)     --      $31.08
November 1, 1995 to May 31, 1996          $29.99        ($0.07)         $5.94          --         ($2.86)     --      $33.00
November 11, 1994(g) to October 31,       $21.88        ($0.11)         $8.22          --           --        --      $29.99
1995
INTERNATIONAL FUND
Year Ended May 31, 1998                   $21.67         $0.09          $2.29        ($0.20)        --        --      $23.85
Year Ended May 31, 1997                   $19.84         $0.09          $1.94        ($0.20)        --        --      $21.67
November 1, 1995 to May 31, 1996          $17.99         $0.14          $2.04        ($0.33)        --        --      $19.84
November 11, 1994(g) to October 31,       $17.28         $0.09          $0.62          --           --        --      $17.99
1995
-----------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers and expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers.
(c) Average Commission Rate represents the per share fee paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(d)  Includes  expenses  allocated  from  the  Portfolio(s)  in  which  the Fund invests.
(e)  Reflects the activity of the Portfolio(s) in which the Fund invests.
(f)  Annualized.
(g) The Funds commenced offering I Shares on November 11, 1994, November 11, 1994, August 2, 1993, November 11, 1994, November 11, 1994, November 11,
     1994,  December 31, 1997,  December 31, 1993, August 15, 1996, November 11,
     1994, and November 11, 1994,  respectively.
(h) Investment securities were not held directly due to investment in Portfolios. Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Portfolio.







   2.03%(f)     0.20%(f)    4.33%(f)   (2.93%)(f)     14.98%        N/A              $9,251

  (0.40%)(d)    1.25%(d)    1.38%(d)     21.95%       54.98%(e)  0.0582(e)         $284,828
 (0.16%)(d)(f)1.25%(d)(f)  1.89%(d)(f)   11.42%     34.45%(e)     $0.0584           $77,174

  (0.73%)(d)    1.25%(d)    1.26%(d)     22.38%     123.36%(e)   0.0567(e)         $748,269
   (0.71%)       1.24%        1.29%       5.65%      124.03%      $0.0565          $447,580
  (0.41%)(f)    1.25%(f)    1.29%(f)     21.43%       62.06%      $0.0583          $378,546
  (0.47%)(f)    1.25%(f)    1.35%(f)     37.07%      106.55%        N/A            $278,058


   0.45%(d)     1.47%(d)    1.50%(d)     11.19%       N/A(h)      N/A(h)           $279,667
   0.40%(d)     1.43%(d)    1.44%(d)     10.27%     48.23%(e)     $0.0202          $228,552
 0.60%(d)(f)  1.50%(d)(f)  1.52%(d)(f)   12.31%     14.12%(e)     $0.0325          $143,643
 0.54%(d)(f)  1.50%(d)(f)  1.66%(d)(f)    4.11%     29.41%(e)       N/A             $91,401


--------------------------------------------------------------------------------
3.  GLOSSARY
--------------------------------------------------------------------------------

     This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.


Term                                Definition
----                                ----------
AMT                                 Alternative minimum tax.

Board                               The  Board  of Trustees of Norwest Advantage
                                    Funds.

Dollar Roll                         A   transaction  in  which  a   Fund   sells
                                    fixed  income   securities  and  commits  to
                                    purchase   similar,   but   not   identical,
                                    securities at a later date from the same party.

Duration A measure of a debt security's average life that reflects the present value of
                                    the   security's   cash   flow.   Prices  of
                                    securities with longer durations generally are more volatile.

Fundamental                         Requiring shareholder approval to change.

Investment Grade                    Rated  at  the  time  of  purchase  in  1 of
                                    the  4  highest   long-term   or  2  highest
                                    short-term ratings categories by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

Market Capitalization               The    total    market  value of a company's
                                    outstanding common stock.

Municipal Security                  A debt security issued  by or  on  behalf of
                                    the  states,   territories,  or  possessions
                                    of  the  United  States,   the  District  of
                                    Columbia     and     their     subdivisions,
                                    authorities,      instrumentalities,     and
                                    corporations,   with  interest  exempt  from
                                    federal income tax.

NRSRO A nationally recognized statistical rating organization, such as S&P, that rates fixed-income securities and preferred stock by relative credit risk. NRSROs also rate money market mutual funds.

Non-Investment Grade                Rated below Investment Grade.

Related Issuers                     Issuers   of   Municipal   Securities   that
                                    economic,     business,     or     political
                                    developments   affect   in   similar   ways.

Russell 1000(R) Index               An index of large- and medium-capitalization
                                    companies.

Russell 2000(R) Index               An   index   of    smaller    capitalization
                                    companies with a broader base of companies than the S&P 600 Small Cap Index.


S&P                                 Standard & Poor's Corporation.

S&P 500 Index                       Standard   &  Poor's  500  Composite   Stock
                                    Price   Index,    an    index    of    large
                                    capitalization companies.

S&P 600 Small Cap Index             Standard  &  Poor's Small  Cap 600 Composite
                                    Stock  Price  Index,   an  index   of  small
                                    capitalization companies.

SAI                                 Statement of Additional Information.

SEC                                 The U.S. Securities and Exchange Commission.

STRIPS Separately traded principal or interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of

                                    Registered   Interest   and   Principal   of
                                    Securities  program.


U.S. Government Security            A  security  issued  or   guaranteed   as to
                                    principal    and   interest  by   the   U.S.
                                    Government,   its   agencies,     or     its
                                    instrumentalities.

U.S. Treasury Security              A  security issued or guaranteed by the U.S.
                                    Treasury.



--------------------------------------------------------------------------------
4.  INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     This section discusses the investment objectives and policies of the Funds and the Portfolios. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The Risk Considerations section below discusses these risks.


MONEY MARKET FUNDS

     The Money Market Funds' investments are made under the requirements of an SEC rule governing the investments that money market funds may make. Each Fund invests only in high-quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Funds may invest in securities with fixed, variable, or floating rates of interest.

     High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in 1 of the 2 highest rating categories by 2 NRSROs or, if only 1 NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. Each Fund, other than Municipal Money Market Fund, invests at least 95% of its total assets in securities in the highest rating category.

CASH INVESTMENT FUND and READY CASH INVESTMENT FUND

     INVESTMENT OBJECTIVES. Each Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

          CASH INVESTMENT FUND invests equally in 2 Portfolios - Money Market Portfolio and Prime Money Market Portfolio. Cash Investment Fund, Money Market Portfolio, and Prime Money Market Portfolio generally have the same investment objective and investment policies. Because Prime Money Market Portfolio seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO, it is more limited in the type and amount of securities it may purchase.

          READY CASH INVESTMENT FUND invests its assets in Prime Money Market Portfolio. The Fund seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO.

     INVESTMENT POLICIES. The Funds invest in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, Municipal Securities, and corporate debt securities.

     The Funds may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. The Funds limit their investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

     Each Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. Neither Fund may invest more than 25% of its total assets in any other single industry.


           RISKS:
           credit risk              interest rate risk              foreign risk


U.S. GOVERNMENT FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. The Fund invests primarily in U.S. Government Securities and repurchase agreements for U.S. Government Securities. Under normal circumstances, the Fund invests at least 65% of its total assets in these securities. The Fund also may invest in zero coupon securities.


           RISKS:
           credit risk                         interest rate risk


TREASURY PLUS FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. Under normal circumstances, the Fund invests at least 80% of its total assets in U.S. Treasury Securities and in repurchase agreements for U.S. Treasury Securities. The Fund also may invest in U.S. Government Securities and in repurchase agreements for U.S. Government Securities. The Fund may invest in zero coupon securities.


           RISKS:
           credit risk                         interest rate risk

TREASURY FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. The Fund invests solely in U.S. Treasury Securities, including zero-coupon securities.


           RISKS:
           credit risk                         interest rate risk

MUNICIPAL MONEY MARKET FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. The Fund expects to invest 100% of its assets in Municipal Securities, including short-term municipal bonds and municipal notes, and leases. These investments may have fixed, variable, or floating rates of interest and may be zero-coupon securities. As part of its objective, the Fund normally will invest at least 80% of its total assets in federally tax-exempt instruments whose income may be subject to the federal AMT. The Fund may invest up to 20% of its total assets in securities that pay interest income subject to federal income tax.

     The Fund may invest more than 25% but, under normal circumstances, will not invest more than 35% of its assets in issuers located in a single state. The Fund may invest more than 25% of its assets in industrial development bonds and in participation interests in these types of bonds issued by banks.



   RISKS:
   credit risk          interest rate risk         geographic concentration risk

FIXED INCOME FUNDS

STABLE INCOME FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to maintain safety of principal while providing low volatility total return.

     INVESTMENT POLICIES. The Fund invests primarily in short-term Investment Grade securities. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

     The Fund normally limits its investments in:

     *    mortgage-backed securities to not more than 65% of its total assets;

     * other types of asset-backed securities to not more than 25% of its total assets;

     * mortgage-backed securities that are not U.S. Government Securities to not more than 25% of its total assets; and

     *    U.S. Government Securities to not more than 50% of its total assets.

     The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

     The Fund only purchases Investment Grade securities. The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


          RISKS:
          credit risk                foreign risk             interest rate risk
          leverage risk              market risk              prepayment risk

     LIMITED TERM GOVERNMENT INCOME FUND

     INVESTMENT OBJECTIVE.  The Fund's investment objective is to provide income
     and  safety  of  principal  by  investing   primarily  in  U.S.  Government
     Securities.

     INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. The Fund normally invests at least 65% of its total assets in U.S. Government Securities and may invest up to 35% of its total assets in other fixed income securities. The Fund emphasizes the use of short maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

     The Fund limits its investments in:

     *    mortgage-backed securities to not more than 50% of its total assets;

     * other types of asset-backed securities to not more than 25% of its total assets; and

     * zero-coupon securities, except in STRIPS, to not more than 10% of its total assets.

     In addition, the Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may enter into short sales.

     The Fund will only purchase securities that are rated, at the time of purchase, within the 2 highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

     The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to ten years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted maturity of between 1 and 5 years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


               RISKS:
               credit risk             interest rate risk          leverage risk
               market Risk             prepayment risk

     INTERMEDIATE GOVERNMENT INCOME FUND

     INVESTMENT OBJECTIVE.  The Fund's investment objective is to provide income
     and  safety  of  principal  by  investing   primarily  in  U.S.  Government
     Securities.

     INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65% of its assets in U.S. Government Securities and may invest up to 35% of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

     The Fund limits its investments in:

     *    mortgage-backed securities to not more than 50% of its total assets;

     * other types of asset-backed securities to not more than 25% of its total assets; and

     * zero-coupon securities, except in STRIPS, to not more than 10% of its total assets.

     As part of its mortgage-backed securities investments, the Fund may enter into Dollar Rolls. The Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may enter into short sales.

     The Fund will purchase only securities that are rated, at the time of purchase, within the 2 highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

     The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. Under normal circumstances, the Fund's portfolio securities will have an average dollar-weighted maturity of between 3 and 10 years and a duration of between 70% and 130% of the Duration of a 5 year Treasury Note.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


               RISKS:
               credit risk            interest rate risk           leverage risk
               market risk            prepayment risk


DIVERSIFIED BOND FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide total return by diversifying its investments among different fixed income investment styles.

     INVESTMENT POLICIES. The Fund uses a "multi-style" approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund's portfolio combines the different fixed income investment styles of 3 Portfolios - Managed Fixed Income style, Strategic Value Bond style, and Positive Return style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

0                                                                                  current            range of
                                                                                allocation          investment
                                                                                -----------         -----------
           Managed Fixed Income Portfolio                                          50.0%             45% - 55%
           Strategic Value Bond Portfolio                                          16.7%           11.7% - 21.7%
           Positive Return Portfolio                                               33.3%           28.3% - 38.3%
        --------------------------------------------------------------------------------------------------------
           TOTAL FUND ASSETS                                                       100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

       RISKS:
       credit risk                foreign risk                interest rate risk
       leverage risk              market risk                 prepayment risk

INCOME FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide total return consistent with current income.

     INVESTMENT POLICIES. The Fund invests in a diversified portfolio of fixed and variable rate fixed income securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S. issuers, including U.S. Government Securities, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. The Adviser attempts to increase the Fund's performance by applying various fixed income management techniques. The Adviser combines these techniques with fundamental economic, credit, and market analysis while at the same time controlling total return volatility by targeting the Fund's Duration within a narrow band around the Duration of the Lipper Corporate A-Rated Debt Average.

     The Fund normally invests at least 30% of its total assets in U.S. Government Securities. The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets.

     The Fund may invest up to 70% of its total assets in corporate securities, such as bonds, debentures and notes, and fixed income securities that can be converted into or exchanged for common stocks. The Fund also may invest in zero coupon securities and enter into Dollar Rolls.

     The Fund may invest in debt securities registered and sold in the United States by foreign issuers and debt securities sold outside the United States by foreign or U.S. issuers. The Fund restricts its purchases of debt securities to those denominated and payable in U. S. dollars.

     Normally, the Fund will invest at least 80% of its total assets in Investment Grade securities. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

     The Fund invests primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years. The Fund's portfolio of securities will normally have a Duration of between 70% and 130% of the Duration of the Lipper Corporate A-Rated Debt Average.


       RISKS:
       credit risk                  foreign risk              interest rate risk
       leverage risk                market  risk                 prepayment risk


TOTAL RETURN BOND FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek total return.

     INVESTMENT POLICIES. The Fund invests in a broad range of fixed income instruments in order to create a strategically diversified portfolio of fixed income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds, and foreign bonds.

     The  Adviser  focuses  on  relative  value as  opposed  to  predicting  the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that are consistent with the Fund's investment objective.

The Fund particularly seeks strategic diversification. The Fund will not invest more than:

     *    75% of its total assets in corporate bonds;

     *    65% of its total assets in mortgage-backed securities;

     *    50% of its total assets in asset-backed securities; or

     *    25% of its total assets in a single industry of the corporate market.

     The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

     The Fund will invest 65% of its total assets in fixed income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities.

     The average maturity of the Fund will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's Duration normally will vary between 3 and 8 years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


      RISKS:
      credit risk           interest rate risk                 leverage risk
      market risk           prepayment risk

     STRATEGIC INCOME FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed income investments, and stocks.

     INVESTMENT POLICIES. The Fund is designed for investors seeking to invest in fixed income securities with limited exposure to equity securities. The Fund emphasizes safety of principal. The Fund currently invests in 16 Portfolios.

     The Fund invests the fixed income portion of its portfolio in: the same 3 Portfolios as Diversified Bond Fund; in Stable Income Portfolio; and Money Market Portfolio. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund's investments. The equity portion of the Fund's portfolio uses the 5 different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                         CURRENT             RANGE
               INVESTMENT STYLE                                                         ALLOCATION       OF INVESTMENT
               ----------------                                                         ----------       -------------
               DIVERSIFIED BOND FUND STYLE                                      55%                         45% - 65%

                       POSITIVE RETURN BOND PORTFOLIO                                                       15% - 21.7%
                                                                                        18.3%
                       STRATEGIC VALUE BOND PORTFOLIO                                                      7.5% - 10.8%
                                                                                         9.2%
                       MANAGED FIXED INCOME PORTFOLIO                                                     22.5% - 32.5%
                                                                                        27.5%
               STABLE INCOME PORTFOLIO                                          15%                               15%

               MONEY MARKET PORTFOLIO                                           10%                               10%

               DIVERSIFIED EQUITY FUND STYLE                                    20%                         10% - 30%

                       INDEX PORTFOLIO                                                                           2.5% - 7.5%
                                                                                           5%
                       INCOME EQUITY PORTFOLIO                                                                   2.5% - 7.5%
                                                                                           5%
                       LARGE COMPANY STYLE                                                                       2.5% - 7.5%
                                                                                           5%
                            LARGE COMPANY GROWTH PORTFOLIO                                                       2% - 6%
                                                                                                    4%
                            DISCIPLINED GROWTH PORTFOLIO                                                         0.5% - 1.5%
                                                                                                    1%
                       DIVERSIFIED SMALL CAP STYLE                                                               1% - 3%
                                                                                         2.0%
                            SMALL CAP INDEX PORTFOLIO                                                            0.2% - 0.6%
                                                                                                  0.4%
                            SMALL COMPANY GROWTH PORTFOLIO                                                       0.2% -  0.7%
                                                                                                  0.5%
                            SMALL COMPANY VALUE PORTFOLIO                                                        0.2% - 0.7%
                                                                                                  0.5%
                            SMALL COMPANY STOCK PORTFOLIO                                                        0.25%  - 0.5%
                                                                                                  0.3%
                            SMALL CAP VALUE PORTFOLIO                                                            0.2% - 0.5%
                                                                                                  0.3%
                       INTERNATIONAL STYLE                                                                       1.5% - 4.5%
                                                                                         3.0%
                            INTERNATIONAL PORTFOLIO                                                              1.2% -  4.5%
                                                                                                  2.9%
                            SCHRODER EM CORE PORTFOLIO                                                           0% - 0.9%
                                                                                                  0.2%
            -------------------------------------------------------------------------------------------------------------
               TOTAL FUND ASSETS                                                100%


     The percentage of the Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

     As market or other conditions change, the Adviser may attempt to enhance the Fund's returns by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund may also invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may effect the change by using futures contracts.


      RISKS:
      credit risk                   interest rate risk             leverage risk
      market risk                   prepayment risk


TAX-FREE FIXED INCOME FUNDS

     Each Tax-Free Fixed Income Fund invests at least 80% of its total assets in Municipal Securities paying interest that is exempt from federal income tax. In order to respond to business and financial conditions, each Fund may invest up to 20% of its total assets in securities paying taxable interest income or securities paying interest income that may be a preference item for purposes of the federal AMT. In addition, each Fund may hold a portion of its assets in cash and cash-equivalent securities pending investment in Municipal Securities, to meet requests for redemptions or to assume a temporary defensive position.

LIMITED TERM TAX-FREE FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to produce current income exempt from federal income taxes.

     INVESTMENT POLICIES. The Fund normally invests substantially all its assets in Investment Grade Municipal Securities. As a Fundamental investment policy, the Fund will invest at least 80% of its total assets in securities paying interest exempt from federal income taxes. The Fund invests primarily in securities that do not pay interest that is treated as a preference item for individuals for purposes of the federal AMT.

     The average dollar-weighted maturity of the Fund's assets normally will be between 1 and 5 years, but will vary depending on anticipated market conditions. The Fund emphasizes investment in Municipal Securities with interest income rather than maintaining stability of the Fund's net asset value.

     The Fund normally will not invest more than 25% of its total assets in securities of issuers located in the same state or in Related Issuers.


       RISKS:
       credit risk                interest rate risk                 market risk
       prepayment risk


     TAX-FREE INCOME FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to produce current income exempt from federal income taxes.

     INVESTMENT  POLICIES.   The  Fund  invests  primarily  in  a  portfolio  of
     Investment Grade Municipal

     Securities. As a Fundamental investment policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from federal income taxes, including the federal AMT.

     The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but will vary depending on market conditions. In general, the longer the maturity of a Municipal Security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. The Fund emphasizes investments in Municipal Securities with interest income rather than stability of the Fund's net asset value.

     Under normal circumstances, the Fund will not invest more than 25% of its total assets in issuers located in the same state or in securities of Related Issuers.


     RISKS:
     credit risk                   interest rate risk                market risk
     prepayment risk


     COLORADO TAX-FREE FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal and Colorado state income taxes (including the AMT) consistent with the preservation of capital. The Fund offers shares only to residents of Colorado.

     INVESTMENT POLICIES. The Fund normally invests substantially all its assets in Investment Grade Municipal Securities issued by (1) the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations and (2) territories and possessions of the United States ("Colorado Municipal Securities"). As a Fundamental policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from both federal and Colorado state income taxes (including the AMT). The Fund invests in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

     The yields of Colorado Municipal Securities depend on, among other things, conditions in the Colorado Municipal Securities market and fixed income markets generally, the size of a particular offering, the maturity of the securities and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable effect of the Colorado state tax exemption on Colorado issues.

     The Adviser expects that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower. The Fund emphasizes investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value. The Fund also attempts to limit net asset value fluctuations.


     RISKS:

     credit risk           diversification risk    geographic concentration risk
     interest rate risk    leverage risk           market risk
     prepayment risk


MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND

     INVESTMENT OBJECTIVE. Each Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the AMT) without assuming undue risk. The Funds offer shares only to residents of Minnesota.

     INVESTMENT POLICIES. The Funds normally invest substantially all (and always at least 75% of) their assets in Investment Grade Municipal Securities issued by (1) the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations and (2) territories and possessions of the United States ("Minnesota Municipal Securities"). As a Fundamental policy, the Funds will invest at least 80% of their total assets in securities paying interest exempt from both federal and Minnesota state income taxes (including the AMT). The Funds may invest in securities of a comparatively small number of issuers. Neither Fund will invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

     The yields of Minnesota Municipal Securities depend on, among other things, conditions in the Minnesota Municipal Securities market and fixed income markets generally, the maturity of the securities, the rating of the issue, and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable effect of the Minnesota state tax exemption on Minnesota issues.

     Minnesota Intermediate Tax-Free Fund's average dollar-weighted maturity normally will be between 5 and 10 years, but will vary depending on anticipated market conditions.

     There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. The Adviser expects that the Fund's average dollar-weighted maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower. The Funds emphasize investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value.

     The Funds may invest up to 25% of their total assets in Non-Investment Grade Municipal Securities rated in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by the Adviser to be of comparable quality.


     RISKS:
     credit risk         diversification risk      geographic concentration risk
     interest rate risk  leverage risk             market risk
     prepayment risk


     BALANCED FUNDS

     Each Balanced Fund invests in a balanced portfolio of fixed income and equity securities. Moderate

     Balanced Fund has the smallest investment in equity securities and is the most conservative Balanced Fund. Aggressive Balanced-Equity Fund has the largest investment in equity securities and is the most aggressive Balanced Fund.

     The equity portion of each Balanced Fund's portfolio uses the 5 different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed income portion of each Balanced Fund's portfolio uses 3 or 4 different fixed income investment styles. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Funds.

     The percentage of a Balanced Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

     As market or other conditions change, the Adviser may attempt to enhance the returns of a Balanced Fund by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of percentage changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may effect the change by using futures contracts.

MODERATE BALANCED FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds, and other fixed income investments.

     INVESTMENT POLICIES. The Fund is designed for investors seeking roughly equivalent exposures to fixed income securities and equity securities. The Fund's portfolio is more evenly balanced between fixed income and equity securities than the other Balanced Funds. The Fund currently invests in 15 Portfolios.

     The Fund invests the fixed income portion of its portfolio in the same 3 Portfolios as Diversified Bond Fund and in Stable Income Portfolio. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                     CURRENT                    RANGE OF
                INVESTMENT STYLE                                                    ALLOCATION                 INVESTMENT
                ----------------                                                    ----------                 ----------
                 DIVERSIFIED BOND FUND STYLE                                                                   30% - 60%
                                                                             45%
                         POSITIVE RETURN BOND PORTFOLIO                                                        10% - 20%
                                                                                       15%
                         STRATEGIC VALUE BOND PORTFOLIO                                                         5% - 10%
                                                                                      7.5%
                         MANAGED FIXED INCOME PORTFOLIO                                                        15% - 30%
                                                                                     22.5%
                 STABLE INCOME PORTFOLIO                                                                          15%
                                                                             15%
                 DIVERSIFIED EQUITY FUND STYLE                                                                 25% - 55%
                                                                             40%
                         INDEX PORTFOLIO                                                                      6.3% - 13.8%
                                                                                       10%
                         INCOME EQUITY PORTFOLIO                                                              6.3% - 13.8%
                                                                                       10%
                         LARGE COMPANY STYLE                                                                  6.3% - 13.8%
                                                                                       10%
                              LARGE COMPANY GROWTH PORTFOLIO                                                  5.0% - 11.0%
                                                                                                 8%
                              DISCIPLINED GROWTH PORTFOLIO                                                   1.25% - 2.75%
                                                                                                 2%
                         DIVERSIFIED SMALL CAP STYLE                                                          2.5% - 5.5%
                                                                                        4%
                              SMALL CAP INDEX PORTFOLIO                                                       0.5% - 1.1%
                                                                                               0.8%
                              SMALL COMPANY GROWTH PORTFOLIO                                                  0.6% - 1.3%
                                                                                               1.0%
                              SMALL COMPANY VALUE PORTFOLIO                                                   0.6% - 1.3%
                                                                                               1.0%
                              SMALL COMPANY STOCK PORTFOLIO                                                   0.4% - 0.9%
                                                                                               0.6%
                              SMALL CAP VALUE PORTFOLIO                                                       0.4% - 0.9%
                                                                                               0.6%
                         INTERNATIONAL STYLE                                                                  3.8% - 8.3%
                                                                                        6%
                              INTERNATIONAL PORTFOLIO                                                         3.0% - 8.3%
                                                                                               5.7%
                              SCHRODER EM CORE PORTFOLIO                                                       0% - 1.7%
                                                                                               0.3%
              -------------------------------------------------------------------------------------------------------------
                 TOTAL FUND ASSETS
                                                                            100%


   RISKS:
   credit risk                  currency rate risk                  foreign risk
   interest rate risk            leverage risk                       market risk
   prepayment risk

GROWTH BALANCED FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in 14 Portfolios.

     The Fund invests the fixed income portion of its portfolio in the same 3 Portfolios as Diversified Bond Fund. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                         CURRENT                   RANGE
                INVESTMENT STYLE                                                        ALLOCATION             OF INVESTMENT
                ----------------                                                        ----------             -------------
                DIVERSIFIED EQUITY FUND STYLE                                                                   45% - 85%
                                                                              65%
                        INDEX PORTFOLIO                                                                         11.3% - 21.3%
                                                                                      16.3%
                        INCOME EQUITY PORTFOLIO                                                                 11.3% - 21.3%
                                                                                      16.3%
                        LARGE COMPANY STYLE                                                                     11.3% - 21.3%
                                                                                      16.3%
                             LARGE COMPANY GROWTH PORTFOLIO                                                      9.0% - 17.0%
                                                                                                13.0%
                             DISCIPLINED GROWTH PORTFOLIO                                                        2.3% - 4.3%
                                                                                                 3.3%
                        DIVERSIFIED SMALL CAP STYLE                                                              4.5% - 8.5%
                                                                                       6.5%
                             SMALL CAP INDEX PORTFOLIO                                                           0.9% - 1.7%
                                                                                                 1.3%
                             SMALL COMPANY GROWTH PORTFOLIO                                                      1.1% - 2%
                                                                                                 1.6%
                             SMALL COMPANY VALUE PORTFOLIO                                                       1.1% - 2%
                                                                                                 1.6%
                             SMALL COMPANY STOCK PORTFOLIO                                                       0.7% - 1.4%
                                                                                                 1.0%
                             SMALL CAP VALUE PORTFOLIO                                                           0.8% - 1.4%
                                                                                                 1.0%
                        INTERNATIONAL STYLE                                                                      6.8% - 12.8%
                                                                                       9.8%
                             INTERNATIONAL PORTFOLIO                                                             5.4% - 12.8%
                                                                                                 9.3%
                             SCHRODER EM CORE PORTFOLIO                                                            0% - 2.6%
                                                                                                 0.5%
                DIVERSIFIED BOND FUND STYLE                                                                       15% - 55%
                                                                              35%
                        MANAGED FIXED INCOME PORTFOLIO                                                           7.5% - 27.5%
                                                                                      17.5%
                        STRATEGIC VALUE BOND PORTFOLIO                                                           2.5% - 9.2%
                                                                                       5.8%
                        POSITIVE RETURN BOND PORTFOLIO                                                             5% - 18.3%
                                                                                      11.7%
             --------------------------------------------------------------------------------------------------------------
                TOTAL FUND ASSETS
                                                                             100%



                     RISKS:
                     credit risk                         currency rate risk                 foreign risk
                     interest rate risk                  leverage risk                      market risk
                     prepayment risk                     small company risk

AGGRESSIVE BALANCED-EQUITY FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund has the largest equity securities position of the Balanced Funds. The Fund currently invests in 14 Portfolios.

     The Fund invests the fixed income portion of its portfolio in the same 3 Portfolios as Diversified Bond Fund. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                        CURRENT                    RANGE
                INVESTMENT STYLE                                                       ALLOCATION              OF INVESTMENT
                ----------------                                                       ----------              -------------
                DIVERSIFIED EQUITY FUND STYLE                                                                    60% - 100%
                                                                                80%
                        INDEX PORTFOLIO                                                                           15% - 25%
                                                                                         20%
                        INCOME EQUITY PORTFOLIO                                                                   15% - 25%
                                                                                         20%
                        LARGE COMPANY STYLE                                                                       15% - 25%
                                                                                         20%
                             LARGE COMPANY GROWTH PORTFOLIO                                                       12% - 20%
                                                                                                   16%
                             DISCIPLINED GROWTH PORTFOLIO                                                          3% - 5%
                                                                                                    4%
                        DIVERSIFIED SMALL CAP STYLE                                                               6% - 10%
                                                                                          8%
                             SMALL CAP INDEX PORTFOLIO                                                            1.2% - 2%
                                                                                                  1.6%
                             SMALL COMPANY GROWTH PORTFOLIO                                                      1.4% - 2.4%
                                                                                                  1.9%
                             SMALL COMPANY VALUE PORTFOLIO                                                       1.4% - 2.4%
                                                                                                  1.9%
                             SMALL COMPANY STOCK PORTFOLIO                                                        1% - 1.6%
                                                                                                  1.3%
                             SMALL CAP VALUE PORTFOLIO                                                            1% - 1.6%
                                                                                                  1.3%
                        INTERNATIONAL STYLE                                                                       9% - 15%
                                                                                         12%
                             INTERNATIONAL PORTFOLIO                                                             7.2% - 15%
                                                                                                 11.4%
                             SCHRODER EM CORE PORTFOLIO                                                            0% - 3%
                                                                                                  0.6%
                DIVERSIFIED BOND FUND STYLE                                                                       0% - 40%
                                                                              20.0%
                        MANAGED FIXED INCOME PORTFOLIO                                                            0% - 20%
                                                                                       10.0%
                        STRATEGIC VALUE BOND PORTFOLIO                                                            0% - 6.7%
                                                                                        3.3%
                        POSITIVE RETURN BOND PORTFOLIO                                                           0% - 13.3%
                                                                                        6.7%
             ----------------------------------------------------------------------------------------------------------------
                TOTAL FUND ASSETS
                                                                               100%



RISKS:
credit risk                     currency rate risk                  foreign risk
interest rate risk              leverage risk                       market risk
prepayment risk                 small company risk

EQUITY FUNDS

     INDEX FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to replicate the return of the S&P 500 Index.

     INVESTMENT POLICIES. The Fund is designed to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Fund holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index. The Adviser generally executes portfolio transactions for the Fund only to replicate the composition of the S&P 500 Index, to invest cash received from portfolio security dividends or investments in the Fund, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts to a limited extent. For these and other reasons, the Fund's performance can be expected to approximate but not equal the S&P 500 Index.

     The S&P 500 Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the S&P 500 Index by S&P on a statistical basis. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of its value. The S&P 500 Index emphasizes large capitalizations and, typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries.

     S&P does not sponsor, sell, promote, or endorse the Fund. S&P does not warrant that the S&P 500 Index is a good investment, is accurate or complete, or will track general stock market performance.


[RISK ICON]
           market risk                     index risk


INCOME EQUITY FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation consistent with above-average dividend income.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Fund primarily emphasizes investments in securities of companies with above-average dividend income. In selecting securities for the Fund, the Adviser uses various valuation measures, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. The Adviser considers large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index.

     The Fund may invest in preferred stock, convertible securities, and securities of foreign companies. The Fund will not normally invest more than 10% of its total assets in the securities of a single issuer.

     RISKS:
     currency risk                    foreign risk                   market risk

VALUGROWTH STOCK FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in medium- and large-capitalization companies that, in the view of the Adviser, possess above average growth characteristics and appear to be undervalued. The Adviser considers medium-capitalization companies to be those whose Market Capitalization is in the range of $500 million to $8 billion. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index.

     The Fund seeks to identify and invest in those companies with earnings and dividends that the Adviser believes will grow faster than both inflation and the economy in general. The Fund invests in companies with growth potential that, in the opinion of the Adviser, has not yet been fully reflected in the market price of the companies' shares. In seeking these investments, the Adviser relies primarily on a company-by-company analysis (rather than on a broader analysis of industry or economic sector trends). The Adviser considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line or market, the soundness of the company's financial position, the maintenance of a relatively high rate of return on invested capital, and shareholder's equity. Once companies are identified as possible investments, the Adviser applies a number of valuation measures to determine the relative attractiveness of each company and selects those companies whose shares are most attractively priced.

     The Fund may invest in companies that the Adviser considers to be "special situations." Special situation companies often have the potential for significant future earnings growth but have not performed well in the recent past. These situations may include management turnarounds, corporate or asset restructurings, or significantly undervalued assets. These investments form a comparatively small portion of the Fund's portfolio.

     The Fund may invest up to 20% of its total assets in securities of foreign companies. The Fund also may write covered call options and purchase call options on equity securities to manage risk or enhance returns.


          RISKS:
          currency rate risk             foreign risk              leverage risk
          market risk

DIVERSIFIED EQUITY FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in a single investment style. The Fund currently invests in 11 Portfolios.

     The Fund's investments combine 5 different equity investment styles - an index style, an income equity style, a large company style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to large company investments to 2 Portfolios, the assets allocated to small company investments to 5 Portfolios, and the assets dedicated to international investments to 2 Portfolios. Because Diversified Equity Fund blends 5 equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends 3 equity investment styles.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:


                                                                            CURRENT                      RANGE OF
            INVESTMENT  STYLE                                              ALLOCATION                   INVESTMENT
            -----------------                                              ----------                   ----------
            INDEX PORTFOLIO                                                                            23.5% - 26.5%
                                                                          25%
            INCOME EQUITY PORTFOLIO                                                                    23.5% - 26.5%
                                                                          25%
            LARGE COMPANY STYLE                                                                        23.5% - 26.5%
                                                                          25%
                    LARGE COMPANY GROWTH PORTFOLIO                                                     18.5% - 21.5%
                                                                                  20%
                    DISCIPLINED GROWTH PORTFOLIO                                                        3.5% - 6.5%
                                                                                  5%
            DIVERSIFIED SMALL CAP STYLE                                                                 8.5% - 11.5%
                                                                          10%
                    SMALL CAP INDEX PORTFOLIO                                                           0.5% - 3.5%
                                                                                 2.0%
                    SMALL COMPANY GROWTH PORTFOLIO                                                      0.9% - 3.9%
                                                                                 2.4%
                    SMALL COMPANY VALUE PORTFOLIO                                                       0.9% - 3.9%
                                                                                 2.4%
                    SMALL COMPANY STOCK PORTFOLIO                                                       0.1% - 3.1%
                                                                                 1.6%
                    SMALL CAP VALUE PORTFOLIO                                                           0.1% - 3.1%
                                                                                 1.6%
            INTERNATIONAL STYLE                                                                        13.5% - 16.5%
                                                                          15%
                    INTERNATIONAL PORTFOLIO                                                            10.8% - 16.5%
                                                                                 14.3%
                    SCHRODER EM CORE PORTFOLIO                                                           0% - 3.3%
                                                                                 0.8%
         ----------------------------------------------------------------------------------------------------------------
            TOTAL FUND ASSETS

                                                                         100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market value. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.


         RISKS:
         currency rate risk           foreign risk                 leverage risk
         market risk                  small company risk

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Fund currently invests in 8 Portfolios.

The Fund's investments combine 3 different equity styles - a large company growth style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to small company investments to 5 Portfolios and the assets dedicated to international investments to 2 Portfolios. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends 5 equity styles.

ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                  CURRENT                         RANGE OF
                          INVESTMENT STYLE                                        LOCATION                       INVESTMENT
                          ----------------                                        --------                       ----------
                 LARGE COMPANY GROWTH PORTFOLIO                          35%                                     33% - 37%

                 DIVERSIFIED SMALL CAP STYLE                             35%                                     33% - 37%

                             SMALL CAP INDEX PORTFOLIO                                                          5.0% - 9.0%
                                                                                     7.0%
                             SMALL COMPANY GROWTH PORTFOLIO                                                     8.5% - 12.5%
                                                                                     8.4%
                             SMALL COMPANY VALUE PORTFOLIO                                                      8.5% - 12.5%
                                                                                     8.4%
                             SMALL COMPANY STOCK PORTFOLIO                                                      3.6% - 7.6%
                                                                                     5.6%
                             SMALL CAP VALUE PORTFOLIO                                                          3.6% - 7.6%
                                                                                     5.6%
                 INTERNATIONAL STYLE                                     30%                                      28% - 32%

                             INTERNATIONAL PORTFOLIO                                                           22.4% - 32.0%
                                                                                     28.5%
                             SCHRODER EM CORE PORTFOLIO                                                           0% - 6.4%
                                                                                     1.5%
              ---------------------------------------------------------------------------------------------------------------
                 TOTAL FUND ASSETS
                                                                        100%




     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.


      RISKS:
      currency rate risk            foreign risk                   leverage risk
      market risk                   small company risk

     LARGE COMPANY GROWTH FUND

     INVESTMENT  OBJECTIVE.  The  Fund's  investment  objective  is  to  provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Adviser believes have superior growth potential.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index. In selecting securities for the Fund, the Adviser seeks issuers whose stock is attractively valued with fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Adviser's opinion, generally unrecognized or misperceived by the market.

     The Fund may invest up to 20% of its total assets in the securities of foreign companies and may hedge against currency risk by using foreign currency forward contracts. The Fund may not invest more than 10% of its total assets in the securities of a single issuer.


       RISKS:
       currency risk                   foreign risk                leverage risk
       market risk

     DIVERSIFIED SMALL CAP FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. The Fund currently invests in 5 Portfolios.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                        CURRENT                      RANGE OF
             INVESTMENT STYLE                                          ALLOCATION                   INVESTMENT
             ----------------                                          ----------                   ----------

              SMALL CAP INDEX PORTFOLIO                                                           18.5% - 21.5%
                                                                          20%
              SMALL COMPANY GROWTH PORTFOLIO                                                      22.5% - 25.5%
                                                                          24%
              SMALL COMPANY VALUE PORTFOLIO                                                       22.5% - 25.5%
                                                                          24%
              SMALL COMPANY STOCK PORTFOLIO                                                       14.5% - 17.5%
                                                                          16%
              SMALL CAP VALUE PORTFOLIO                                                           14.5% - 17.5%
                                                                          16%
           ------------------------------------------------------------------------------------------------------------
              TOTAL FUND ASSETS
                                                                         100%


     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.



       RISKS:
       leverage risk             market risk              small company risk


SMALL COMPANY STOCK FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of small- and medium-size domestic companies that have Market Capitalizations well below that of the average company in the S&P 500 Index. The Adviser considers small companies to be those companies whose Market Capitalizations are less than the largest stock in the Russell 2000 Index. The Adviser considers medium companies to be those whose Market Capitalizations range from $500 million to $8 billion.

     In selecting securities for the Fund, the Adviser seeks securities with significant price appreciation potential and attempts to identify companies that show above-average growth, as compared to long-term overall market growth. The Fund invests in companies that may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of the Adviser, may result in an enhanced entrepreneurial spirit and greater focus. The Adviser believes that such companies may develop into significant business enterprises and that an investment in these companies offers a greater opportunity for capital appreciation than an investment in larger, more established companies.

     The Fund may invest up to 20% of its total assets in the securities of foreign companies. The Fund may write covered call options and purchase call options on equity securities to manage risk or enhance returns.



           RISKS:
           currency risk                 foreign risk                market risk
           small company risk


SMALL CAP OPPORTUNITIES FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in equity securities of U.S. companies that, at the time of purchase, have Market Capitalizations of $1.5 billion or less.

     The Adviser attempts to identify securities of companies that it believes can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. The Adviser's assessment of a company's management's competence will be an important consideration. These criteria are not rigid and the Fund may make other investments to achieve its objective.

     The Fund will invest principally in equity securities, including common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. The Fund also may invest to a limited degree in non-convertible debt securities and preferred stocks.

     The Fund may use options and futures contracts to manage risk. The Fund also may use options to enhance return.


        RISKS:
        leverage risk               market risk               small company risk


SMALL COMPANY GROWTH FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing in smaller domestic companies.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index.

     In selecting securities for the Fund, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between share price and takeover/asset value.

     The Fund will invest up to 10% of its total assets in securities of foreign companies. The Fund will not invest more than 10% of its total assets in the securities of a single issuer.



       RISKS:
       currency risk                    foreign risk                 market risk
       small company risk

INTERNATIONAL FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in international securities. The Fund's investment portfolio combines 2 different investment styles - an international equity investment style and an international emerging markets investment style. The Fund invests in 2 Portfolios.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                 CURRENT                           RANGE OF
           INVESTMENT STYLE                                     ALLOCATION                        INVESTMENT
           ----------------                                     ----------                        -----------
            INTERNATIONAL PORTFOLIO                                95%                             80% - 100%
            SCHRODER EM CORE PORTFOLIO                              5%                              0% - 20%
         ----------------------------------------------------------------------------------------------------------
            TOTAL FUND ASSETS                                     100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.


        RISKS:
        credit risk                         currency rate risk     leverage risk
        geographic concentration risk       interest rate risk
        market risk                         foreign risk



DESCRIPTIONS OF PORTFOLIOS

MONEY MARKET PORTFOLIO and PRIME MONEY MARKET PORTFOLIO

     The Cash Investment Fund and Ready Cash Investment Fund section of this prospectus describes these Portfolios.

POSITIVE RETURN BOND PORTFOLIO

     The Portfolio seeks to produce a positive total return each calendar year regardless of general bond market performance by investing in a portfolio of U.S. Government Securities and corporate fixed income securities. The Portfolio's assets are divided into 2 components, short bonds with maturities (or average life) of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Adviser's forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The average dollar-weighted maturity of the Portfolio will vary between 1 and 30 years.

     Under normal circumstances, the Portfolio invests at least 50% of its net assets in U.S. Government Securities, including U.S. Treasury Securities. The Portfolio only purchases securities that are rated, at the time of purchase, within 1 of the 2 highest long-term rating categories assigned by an NRSRO or that are unrated and determined by the Adviser to be of comparable quality. The Portfolio may invest up to 25% of its assets in securities rated in the second highest rating category. The Portfolio does not invest more than 25% of its total assets in zero-coupon securities, securities with variable or floating rates of interest, or asset-backed securities.



      RISKS:
      credit risk               interest rate risk                 leverage risk
      market risk               prepayment risk


STABLE INCOME PORTFOLIO

     The Stable Income Fund section of this prospectus describes this Portfolio.

MANAGED FIXED INCOME PORTFOLIO

     The Portfolio seeks consistent fixed income returns by investing primarily in Investment Grade intermediate-term securities. The Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated, fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities, and the debt securities of financial institutions, corporations, and others. The Adviser emphasizes the use of intermediate maturity securities to lessen Duration and employs low risk yield enhancement techniques to enhance return over a complete economic or interest rate cycle. The Adviser considers intermediate-term securities to be those with maturities of between 2 and 20 years.

     The Portfolio will limit its investment in mortgage-backed securities to not more than 65% of its total assets and its investment in other asset-backed securities to not more than 25% of its net assets. In addition, the Portfolio may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

     The Portfolio only purchases Investment Grade securities. The Portfolio invests in debt securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Portfolio normally will have an average dollar-weighted portfolio maturity of between 3 and 12 years and a Duration of between 2 and 6 years.

     The Portfolio also may invest up to 10% of its total assets in securities issued or guaranteed by foreign governments the Adviser deems stable, or their subdivisioins, agencies, or instrumentalities; loan or security participations; securities of supranational organizations; and Municipal Securities.

     The Portfolio may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Portfolio also may use options to enhance return.

     RISKS:
     credit risk                    foreign risk              interest rate risk
     leverage risk                  market risk               prepayment risk


STRATEGIC VALUE BOND PORTFOLIO

     The Total Return Bond Fund section of this prospectus describes this Portfolio. Total Return Bond Fund invests all its assets in this Portfolio. The only difference between the Fund and the Portfolio is that the Portfolio's investment objective is to seek total return by investing primarily in income producing securities.

INDEX PORTFOLIO

     The Index Fund section of this prospectus describes this Portfolio.

INCOME EQUITY PORTFOLIO

     The Income Equity Fund section of this prospectus describes this Portfolio.

LARGE COMPANY GROWTH PORTFOLIO

     The Large Company Growth Fund section of this prospectus describes this Portfolio.

DISCIPLINED GROWTH PORTFOLIO

     The Portfolio seeks capital appreciation by investing in common stocks of larger companies. The Portfolio seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Portfolio invests in companies with average Market Capitalizations greater than $5 billion.

     The Portfolio seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis. The Adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.


     RISKS:
     market risk


SMALL CAP INDEX PORTFOLIO

     The Portfolio seeks to replicate the return of the S&P Small Cap 600 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P 600 Small Cap Index. The Adviser generally executes portfolio transactions only to replicate the composition of the S&P 600 Small Cap Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Portfolio's performance can be expected to approximate but not equal that of the S&P 600 Small Cap Index.

     The S&P 600 Small Cap Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the S&P 600 Small Cap Index by S&P on a statistical basis. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. Each stock in the S&P 600 Small Cap Index is weighted by its market value. The S&P 600 Small Cap Index emphasizes smaller capitalizations and typically, companies included in the S&P 600 Small Cap Index may not be the largest nor most dominant firms in their respective industries.

     S&P does not sponsor, sell, promote, or endorse the Portfolio. S&P does not warrant that the S&P 600 Small Cap Index is a good investment, is accurate or complete, or will track general stock market performance.


          RISKS:
          leverage risk                    market risk                index risk
          small company risk


SMALL COMPANY STOCK PORTFOLIO

     The Small Company Stock Fund section of this prospectus describes this Portfolio.

SMALL COMPANY GROWTH PORTFOLIO

     The Small Company Growth Fund section of this prospectus describes this Portfolio.

SMALL COMPANY VALUE PORTFOLIO

     The Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index. The Adviser focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing may reduce downside risk and offer potential for capital appreciation as a stock gains favor among other investors and its stock price rises.


       RISKS:
       leverage risk                    market risk           small company risk
       small company risk

SMALL CAP VALUE PORTFOLIO

     The Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Portfolio will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index. The Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.



         RISKS:
         market risk              small company risk


INTERNATIONAL PORTFOLIO

     The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. The Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Portfolio also may invest in the securities of domestic closed-end investment companies that invest primarily in foreign securities and may invest in debt securities of foreign governments or their political subdivisions, agencies, or instrumentalities, of supranational organizations, and of foreign corporations. The Portfolio's investments are generally diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore, and Australia. In general, the Portfolio will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Fund may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

     The Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock. The Portfolio also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.



         RISKS:
         credit risk                         currency rate risk    leverage risk
         geographic concentration risk       interest rate risk
         market risk                         foreign risk


SCHRODER EM CORE PORTFOLIO

     The Portfolio seeks to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of companies in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. Current income is incidental to the Portfolio's objective.

     The Portfolio may invest, under normal market conditions, at least 65% of its total assets in emerging market equity and debt securities, including convertible securities and stock rights, and warrants.

     The Adviser considers "emerging market" countries generally to be all those countries not included in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. If the Adviser determines that the economy of a MSCI World-listed country is an emerging market economy, the Adviser may include such country in the emerging market category. The Portfolio will not necessarily seek to diversify investments on a geographic basis and may invest more than 25% of its total assets in issuers located in a single country.

     The Fund may invest up to 35% of its total assets in Non-Investment Grade fixed income securities. The Fund may enter into foreign exchange contracts, including forward contracts, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.


         RISKS:
         credit risk                        currency rate risk     foreign risk
         geographic concentration risk      interest rate risk     leverage risk
         market risk                        prepayment risk

--------------------------------------------------------------------------------
5. RISK CONSIDERATIONS
--------------------------------------------------------------------------------

     This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in INVESTMENT OBJECTIVES AND POLICIES lists the Fund's principal risks.


CREDIT RISK

     The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.


CURRENCY RATE RISK

     The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments.


DIVERSIFICATION RISK

     The risk that investment in a comparatively small number of issuers will increase the potential adverse effects of a decline in the value of a Fund's investment in a single issuer.


FOREIGN RISK

     The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation, or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. This risk may be greater for investments in issuers in emerging or developing markets.


GEOGRAPHIC CONCENTRATION RISK

     The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.


INDEX RISK

     The risk that a Fund designed to replicate the performance of an index of securities will replicate the performance of the index during adverse market conditions because the portfolio manager is not permitted to take a temporary defensive position or otherwise vary the Fund's investments to respond to the adverse market conditions.


INTEREST RATE RISK

     The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including Municipal Securities and U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.


LEVERAGE RISK

     The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.

MARKET RISK

     The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry or section of the economy, or may affect the market as a whole.

PREPAYMENT RISK

     The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.

SMALL COMPANY RISK

     The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.


--------------------------------------------------------------------------------
6.  COMMON POLICIES
--------------------------------------------------------------------------------

     Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.

VOTING ISSUES

     In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of Funds with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the Funds than do shareholders of Funds with comparatively low net asset values.

DOWNGRADED SECURITIES

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

TEMPORARY DEFENSIVE POSITION

     To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective.

     When a Tax-Free Fixed Income Fund assumes a temporary defensive position, it is likely that its shareholders may be subject to federal and applicable state income taxes on a greater portion of the Fund's income distributions.

PORTFOLIO TRANSACTIONS

     From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. THE FINANCIAL HIGHLIGHTS TABLE lists each Fund's portfolio turnover rate.

YEAR 2000 AND EURO

     The Funds could be adversely affected if the computer systems used by the Advisers and other service providers(and in particular, foreign service providers)to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

     Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

--------------------------------------------------------------------------------
7.  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISORY SERVICES

     NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio except the Portfolios advised by Schroder. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for the Schroder U.S. Smaller Companies Portfolio, International Portfolio, and Schroder EM Core Portfolio. In this capacity, Schroder makes investment decisions for and administers those Portfolios' investment programs. Schroder Capital Management International Inc.'s address is 787 Seventh Avenue, 34th Floor0 New York, NY 10019.

     Norwest and certain of the Funds and the Portfolios have retained investment subadvisers to make investment decisions for and administer the investment programs of those Funds and Portfolios. Norwest decides which portion of the assets of a Fund or Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

     CRESTONE CAPITAL MANAGEMENT, INC. or CRESTONE, An Inveestment Advisory subsidiary of Norwest Bank, provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. Crestone Capital Management, Inc.'s address is 7720 East Bellview Avenue, Suite 220, Englewood, CO 80111.

     GALLIARD CAPITAL MANAGEMENT, INC. or GALLIARD, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. GALLIARD CAPITAL MANAGEMENT, INC.'s address is 800 Lasalle Ave. Suite 2060, Minneapolis, MN 55479.

     PEREGRINE CAPITAL MANAGEMENT, Inc. or Peregrine, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans, profit sharing plans, savings-investment plans, and 401(K) plans. Peregrine Capital Management, Inc's address is Lasalle Plaza, 800 Lasalle Avenue, Suite 1850, Minneapolis, MN 55402.

     SMITH ASSET MANAGEMENT GROUP, L.P. or SMITH, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. Smith Asset Management Group, L.P.'s address is 300 Crescent Court, Suite 750, Dallas, TX 75201

     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing a Fund or Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Fund and by any Portfolios in which it invests. The list states the investment advisory fees on an annualized basis as a percentage of a Fund's or Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

     How investment advisory fees are paid depends on whether or not a Fund invests in Portfolios.

     * If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

     * If a Fund invests in a single Portfolio, Norwest or Schroder receives an investment advisory fee from the Portfolio.

     * If a Fund invests in more than 1 Portfolio, Norwest or Schroder receives an investment advisory fee from each of those Portfolios. In addition, Norwest receives a fee from each Fund, except Cash
          Investment Fund, for the "asset allocation services" of determining the Funds' investments in the Portfolios and how much of the Fund's assets to invest in each Portfolio.

     If a Fund invests in more than 1 Portfolio, the total amount of the investment advisory fee paid to Norwest or Schroder as a result of the Fund's investments varies depending on how much of the Fund's assets are invested in, and the investment advisory fee payable to, each Portfolio.

     Norwest (and not the Funds or Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Funds or Portfolios.

MONEY MARKET FUNDS

                     CASH INVESTMENT FUND
                     PORTFOLIO:                      PRIME MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:             David D. Sylvester (1987), Laurie R. White (1991), and Robert G.
                                                     Leuty (1998).
                     ADVISORY FEE:                   0.40% - first $300 million; 0.36% - next $400 million; and 0.32%
                                                     - remaining.

                     PORTFOLIO:                      MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:             David D. Sylvester (1987), Laurie R. White (1991), and Robert G.
                                                     Leuty (1998).
                     ADVISORY FEE:                   0.20% - first $300 million; 0.16% - next $400 million, and
                                                     0.12% - remaining.


                     READY CASH INVESTMENT FUND
                     PORTFOLIO:                    PRIME MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:           David D. Sylvester (1988), Laurie R. White (1991), and Robert G.
                                                   Leuty (1998).
                     ADVISORY FEE:                 0.40% - first $300 million; 0.36% - next $400 million; and
                                                   0.32% - remaining.

                     U.S. GOVERNMENT FUND
                     TREASURY FUND
                     TREASURY PLUS FUND
                     PORTFOLIO MANAGERS:           David D. Sylvester (1987, 1990, 1998), Laurie R. White (1991,
                                                   1991, 1998), and Robert G. Leuty (1998).
                     ADVISORY FEE:                 FOR EACH FUND: 0.20% - first $300 million; 0.16% - next $400 million; and 0.12% - remaining.


                     MUNICIPAL MONEY MARKET FUND
                     PORTFOLIO  MANAGERS:          David D. Sylvester (1995), Laurie R. White (1998), and Robert G.
                                                   Leuty (1998).
                     ADVISORY FEE:                 0.35% - first $500 million; 0.325% - next $500 million; and
                                                   0.30% - remaining.

FIXED INCOME FUNDS


                     STABLE INCOME FUND
                     PORTFOLIO:                     STABLE INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Karl P. Tourville (1994) and John Huber (1998).
                     ADVISORY FEE:                  0.30%


                     LIMITED TERM GOVERNMENT INCOME FUND
                     INTERMEDIATE GOVERNMENT INCOME FUND
                     PORTFOLIO MANAGER:             Marjorie H. Grace, CFA (1997, 1995)
                     ADVISORY FEE:                  FOR EACH FUND: 0.33%


                     DIVERSIFIED BOND FUND
                     FUND ADVISORY FEE:             0.25%
                     PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            William D. Giese, CFA (1994) and Patricia Burns, CFA (1998).
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                                                    (1998).
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998).

                     ADVISORY FEE:                  0.35%


                     INCOME FUND
                     PORTFOLIO MANAGER:             Marjorie H. Grace, CFA (1996)
                     ADVISORY FEE:                  0.50%


                     TOTAL RETURN BOND FUND
                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1998), John Huber (1998), and David Yim
                                                    (1998).
                     ADVISORY FEE:                  0.50%


                     STRATEGIC INCOME FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            William D. Giese (1994), CFA and Patricia Burns (1998).
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                                                   (1998).
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998).
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STABLE INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGER:             Karl P. Tourville (1994) and John Huber (1998).
                     ADVISORY FEE:                  0.30%

                     PORTFOLIO:                     MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1991), Laurie R. White (1991), and Robert
                                                    G. Leuty (1998).
                     ADVISORY FEES:                 0.20% - first $300 million; 0.16% - next $400 million; and
                                                    0.12% - remaining.

                     PORTFOLIO:                     INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996).
                     ADVISORY FEE:                  0.15%

                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO

                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994) and Gary J. Dunn (1994).
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998).
                     ADVISORY FEE:                  0.65%

                     PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND  SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997).
                     ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                                    Small Cap Value Portfolio: 0.95%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998).
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994), and Paul E. von Kuster, CFA
                                                    (1998).
                     ADVISORY FEE:                   0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh, CFA (1997).
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown,.CFA (1993)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997).
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997).
                     ADVISORY FEE:                  1.00%

TAX-FREE FIXED INCOME FUNDS


                     LIMITED TERM TAX-FREE FUND
                     TAX-FREE INCOME FUND
                     PORTFOLIO MANAGER:             William T. Jackson, CFA (1996, 1993).


                     ADVISORY FEE:                  for each Fund: 0.50%


                     COLORADO TAX-FREE FUND
                     PORTFOLIO MANAGER:             William T. Jackson, CFA (1993).
                     ADVISORY FEE:                  0.50% -first $300 million; 0.46% - next $400 million; and 0.42%
                                                    - remaining.


                     MINNESOTA INTERMEDIATE TAX-FREE FUND
                     MINNESOTA TAX-FREE FUND
                     PORTFOLIO MANAGER:             Patricia D. Hovanetz, CFA (1997, 1991).
                     ADVISORY FEE:                  MINNESOTA INTERMEDIATE TAX-FREE FUND: 0.25%
                                                    MINNESOTA TAX-FREE FUND:
                                                    0.50% - first $300  million;
                                                    0.46% - next $400 million; and 0.42% -
                                                    remaining.

BALANCED FUNDS

                     MODERATE BALANCED FUND
                     GROWTH BALANCED FUND
                     AGGRESSIVE BALANCED-EQUITY FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            William D. Giese, CFA (1994) and Patricia Burns (1998).
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                                                    (1998).
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998).
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STABLE INCOME PORTFOLIO (MODERATE BALANCED FUND ONLY)
                     SUBADVISER:                    GALLIARD.
                     PORTFOLIO MANAGER:             Karl P. Tourville (1994)and John Huber (1998).
                     ADVISORY FEE:                  0.30%

                     PORTFOLIO:                     INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996).
                     ADVISORY FEE:                  0.15%

                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994).
                     ADVISORY FEE:                  0.50%


                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998).
                     ADVISORY FEE:                  0.65%

                     PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997).
                     ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                                    Small Cap Value Portfolio: 0.95%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998).
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998).
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin (1995), Jr.and Douglas G. Pugh (1997).
                     Advisory Fee:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993).
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997).
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997).
                     ADVISORY FEE:                  1.00%

EQUITY FUNDS

                     INDEX FUND
                     PORTFOLIO:                     INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996).
                     ADVISORY FEE:                  0.15%


                     INCOME EQUITY FUND
                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994) and Gary Dunn (1994).
                     ADVISORY FEE:                  0.50%.


                     VALUGROWTH STOCK FUND
                     PORTFOLIO MANAGER:             David S. Lunt, CFA (1996).
                     ADVISORY FEE:                  0.80% - first $300 million; 0.76% - next $400 million; 0.72% -
                                                    remaining.


                     DIVERSIFIED EQUITY FUND
                     GROWTH EQUITY FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     INDEX PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996).
                     ADVISORY FEE:                  0.15%

                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994) and Gary J. Dunn (1994).
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998).
                     ADVISORY FEE:                  0.65%

                     PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY) AND
                                                    SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith (1997)
                     ADVISORY FEE:                  DISCIPLINED GROWTH PORTFOLIO: 0.90%
                                                    SMALL CAP VALUE PORTFOLIO 0.95%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998).
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998).
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1997).
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993).
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997).
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997).
                     ADVISORY FEE:                  1.00%


                     LARGE COMPANY GROWTH FUND
                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998).
                     ADVISORY FEE:                  0.65%


                     DIVERSIFIED SMALL CAP FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998).
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994)  and Paul von Kuster, CFA (1998).
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1997).
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993).
                     ADVISORY FEE:                  0.90%.


                     PORTFOLIOS:                    SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997).
                     ADVISORY FEE:                  0.95%

                     SMALL COMPANY STOCK FUND
                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993).
                     ADVISORY FEE:                  0.90%


                     SMALL CAP OPPORTUNITIES FUND
                     PORTFOLIO:                     SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Ira L. Unschuld (1998).
                     ADVISORY FEE:                  0.60%


                     SMALL COMPANY GROWTH FUND
                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998).
                     ADVISORY FEE:                  0.90%


                     INTERNATIONAL FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997).
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997).
                     ADVISORY FEE:                  1.00%


          PORTFOLIO MANAGERS

          Norwest Portfolio Managers:

          PATRICIA BURNS, associated with Norwest or its affiliates since 19__. Ms. Burns is a Senior Vice-President of Peregrine and has been a portfolio manager at Peregrine for more than ten years.

          TASSO H. COIN, JR., associated with Norwest or its affiliates since 1995. Mr. Coin has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995, Mr. Coin was a research officer at Lord Asset Management.

          JOHN S. DALE, associated with Norwest or its affiliates since 1968. Mr. Dale is a Senior Vice President of Peregrine.

          WILLIAM D. GIESE, associated with Norwest or its affiliates since 19__. Mr. Giese is a Senior Vice President of Peregrine, has been a portfolio manager at Peregrine for more than ten years, and has more than 20 years' experience in fixed income securities management.

          MARJORIE H. GRACE, associated with Norwest or its affiliates since 1992. Ms. Grace is a Director, Taxable Fixed Income of Norwest.

          PATRICIA D. HOVANETZ, associated with Norwest or its affiliates since 19__. Ms. Hovanetz is a Director-Tax-Exempt Fixed Income of Norwest and has been associated with Norwest or Norwest Bank for more than 25 years in capacities related to municipal bond investments.

          JOHN HUBER, associated with Norwest or its affiliates since 1990. Mr. Huber has been a Portfolio Manager and Director of Trading at Galliard since 1995 and has been in investment management since 1990.

          WILLIAM T. JACKSON, associated with Norwest or its affiliates since 1993. Mr. Jackson is a Managing Director, Tax Exempt Fixed Income of Norwest.

          ROBERT G. LEUTY, associated with Norwest or its affiliates since 1992. Mr. Leuty is a Senior Portfolio Manager of Norwest.

          DAVID S. LUNT, associated with Norwest or its affiliates since 1992. Mr. Lunt is a Managing Director, Equities of Norwest.

          KIRK MCCOWN, associated with Norwest or its affiliates since 1990. Mr. McCown is the founder, President and a Director of Crestone.

          RICHARD MERRIAM, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

          ROBERT B. MERSKY, associated with Norwest or its affiliates since 1968. Mr. Mersky is the President of Peregrine.

          AJAY MIRZA, associated with Norwest or its affiliates since 19__. Mr. Mirza has been a Portfolio Manager and Mortgage Specialist with Galliard since 1995. Before joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers.

          GARY E. NUSSBAUM, associated with Norwest or its affiliates since 1990. Mr. Nussbaum is a Senior Vice President of Peregrine.

          DOUGLAS G. PUGH, associated with Norwest or its affiliates since 1997. Mr. Pugh is a Senior Vice President of Peregrine. Before joining Peregrine, Mr. Pugh was a senior equity analyst and portfolio manager for Advantus Capital Management and an analyst with Kemper Corporation.

          DAVID L. ROBERTS, associated with Norwest or its affiliates since 19__. Mr. Roberts is a Managing Director, Equities of Norwest.

          STEPHEN S. SMITH, associated with Norwest or its affiliates since 1997. Mr. Smith has been a Chief

          Investment Officer and principal of the Smith Group since 1995. Mr. Smith previously served as senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund.

          DAVID D. SYLVESTER, associated with Norwest or its affiliates since 1979. Mr. Sylvester currently is a Managing Director - Reserve Asset Management.

          KARL P. TOURVILLE, associated with Norwest or its affiliates since 1986. Mr. Tourville has been a managing partner of Galliard since 1995.

          PAUL E. VON KUSTER, associated with Norwest or its affiliates since 1972. Mr. Von Kuster is a Senior Vice President of Peregrine.

          LAURIE R. WHITE, associated with Norwest or its affiliates since 1991. Ms. White is a Director-Reserve Asset Management.

          DAVID YIM, associated with Norwest or its affiliates since 1995. Mr. Yim has been a Portfolio Manager and Director of Investment Research of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.

          Schroder Portfolio Managers:

          MARK BRIDGEMAN, associated with Schroder or its affiliates since 1990. Mr. Bridgeman is a Vice President of Schroder.

          HEATHER CRIGHTON, associated with Schroder or its affiliates since 1992. Ms. Crighton is a Vice President of Schroder.

          MICHAEL PERELSTEIN, associated with Schroder or its affiliates since 1997. Mr. Perelstein has been a Senior Vice President of Schroder since January 1997. Previously Mr. Perelstein was a Managing Director at MacKay Shields.

          JOHN A. TROIANO, associated with Schroder or its affiliates since 1981. Mr. Troiana has been Chief Executive Officer of Schroder since April 1, 1997 and a Managing Director of Schroder since October 1995.

          FARIBA TALEBI, associated with Schroder or its affiliates since 1987. Ms. Talebi is a Group Vice President of Schroder.


          DORMANT INVESTMENT ADVISORY ARRANGEMENTS

               Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in 1 or more Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Portfolios. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

          OTHER FUND SERVICES

               The FORUM FINANCIAL GROUP of companies provide managerial, administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, dividend disbursing agent, and custodian.

--------------------------------------------------------------------------------
8.  HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

     You may purchase or redeem shares at a price equal to their net asset value next determined after receipt of your purchase order, or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.


GENERAL PURCHASE INFORMATION

     You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

     You may purchase and redeem Fund shares without a sales or redemption charge. I Shares and Investor Shares require a minimum initial investment of $1,000 and a minimum subsequent investments of $100. Institutional Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments.

     If you purchase Money Market Fund shares, your shares become eligible to receive distributions on the day that your order is accepted. If you purchase shares of any other Fund, your shares become eligible to receive distributions the Fund Business Day after a purchase order is received in proper form.

     The Funds reserve the right to reject any subscription for the purchase of shares. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

     If you purchase Money Market Fund shares, your order will not be complete until the Fund receives immediately available funds. The Money Market Funds must receive purchase and redemption orders before the times indicated below.
                        Times indicated are Eastern Time.

                                                                       Payment
                                               Orders Must Be          Must Be
                                               Received  By          Received By
                                               ------------          -----------
     Cash Investment Fund                        3:00 p.m.             4:00 p.m.
     Ready Cash Investment Fund                  3:00 p.m.             4:00 p.m.
     U.S. Government Fund                        2:00 p.m.             4:00 p.m.
     Treasury Plus Fund                          5:00 p.m.             5:00 p.m.
     Treasury Fund                               1:00 p.m.             4:00 p.m.
     Municipal Money Market Fund                   Noon                4:00 p.m.

     The Money Market Funds may advance the time by which purchase or redemption orders and payments must be received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or other circumstances affect a Fund's trading hours.

PURCHASE PROCEDURES

     DIRECT PURCHASES

     You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                             NORWEST ADVANTAGE FUNDS
                                             [NAME OF FUND]
                                             NORWEST BANK MINNESOTA, N.A.
                                             TRANSFER AGENT
                                             733 MARQUETTE AVENUE
                                             MINNEAPOLIS, MN 55479-0040

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

     You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

     Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL

     You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent, or the distributor.

     To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds, or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan, or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted.

PURCHASES BY BANK WIRE

     You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                                NORWEST BANK MINNESOTA, N.A.
                                A091 000 019
                                FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                                RE: [NAME OF FUND][CLASS OF SHARES]
                                ACCOUNT NO.:
                                ACCOUNT NAME:

     Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

     You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

     You can make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL PURCHASES OF SHARES

     You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

GENERAL REDEMPTION INFORMATION

     Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed Money Market Fund shares are not entitled to receive distributions on the day on which the redemption is effective. Redeemed shares of any other Fund are not entitled to receive distributions after the day on which the redemption is effective.

     Redemption orders for Money Market Fund shares are accepted up to the times indicated above for acceptance of purchase orders of Money Market Fund shares. As described above, the Money Market Funds may advance the times for receipt of redemption orders.

     Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

     To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

     You may  obtain  signature  guarantees  at any of the  following  types  of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

     The Funds and the transfer agent will use  reasonable  procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

     Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account holding I Shares or Investor Shares with a net asset value of less than $1,000 or any account holding Institutional Shares with a net asset value of less than $100,000 immediately following any redemption.

REDEMPTION PROCEDURES

     If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL

     You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE

     If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE

     If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day of, in the case of Money Market Funds, or after, in the case of other Funds, the transfer agent receives a redemption request in proper form.


EXCHANGES

     If you hold I Shares or Institutional Shares, you may exchange those shares for I Shares or Institutional Shares of other Funds offering those shares. If you hold Investor Shares, you may exchange those shares for Investor Shares of the Funds offering Investor Shares or for a class of shares of certain of the Funds that is not offered by this prospectus. Call or write the transfer agent for more information.

     The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the Fund into which you are exchanging.

     You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares may legally be sold in your state of residence.

     The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL

     You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE

     If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

--------------------------------------------------------------------------------
9.  DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DISTRIBUTIONS

     Distributions of net investment income are declared and paid as follows:


                Declared daily  and paid  monthly:     Each Money  Market  Fund,
                                                       Limited  Term  Government
                                                       Income Fund, Income Fund,
                                                       Total  Return  Bond Fund,
                                                       and each  Tax-Free  Fixed
                                                       Income Fund.

                Declared and paid monthly:             Stable    Income    Fund,
                                                       Intermediate   Government
                                                       Income      Fund,     and
                                                       Diversified   Bond  Fund.

                Declared and paid quarterly:           Income    Equity    Fund,
                                                       ValuGrowth   Stock  Fund,
                                                       and  Small  Company Stock
                                                       Fund.
                Declared and paid annually:            Strategic   Income  Fund,
                                                       each Balanced Fund, Index
                                                       Fund,  Diversified Equity
                                                       Fund, Growth Equity Fund,
                                                       Large   Company    Growth
                                                       Fund,  Diversified  Small
                                                       Cap   Fund,   Small   Cap
                                                       Opportunities Fund, Small
                                                       Company  Growth Fund, and
                                                       International Fund.

          Each Fund's net capital gain, if any, is distributed at least annually.

          You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

          * Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

          *    Under the Cash Option, you are paid all distributions in cash.

          * Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another Fund. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the distribution.

TAX MATTERS

     The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

     Distributions (other than distributions of net investment income of Funds that distribute net investment income daily) reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

FUNDS INVESTING IN FOREIGN SECURITIES

     If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. International Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by International Portfolio and Schroder EM Core Portfolio. If you own shares of International Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes on your federal income tax return.

TAX-EXEMPT DISTRIBUTIONS

     Generally, you will not be subject to federal income tax on distributions paid by Municipal Money Market Fund or by a Tax-Free Fixed Income Fund out of tax-exempt interest income earned by the Fund ("exempt-interest distributions"). If you use, or are related to someone who uses, facilities financed by private activity bonds held by a Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. Interest on certain private activity bonds is treated as an item of tax preference for purposes of the federal AMT imposed on individuals and corporations. In addition, exempt-interest distributions are included in the "adjusted current earnings" of corporations for AMT purposes. As noted above, the Municipal Money Market Fund and each Tax-Free Fixed Income Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, capital gain, if any, distributed by these Funds are subject to tax. If you borrow money to purchase or carry shares of these Funds, the interest on your debt generally is not deductible for federal income tax purposes. If shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

     MUNICIPAL MONEY MARKET FUND, LIMITED-TERM TAX-FREE FUND, AND TAX-FREE INCOME FUND. The federal income tax exemption on exempt interest distributions does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on distributions of interest derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in a Fund that may differ from the federal income tax consequences described above.

     COLORADO TAX-FREE FUND. It is anticipated that substantially all of the exempt interest distributions paid by the Fund to individuals will be exempt from Colorado personal income tax. Distributions made by the Fund to Colorado individuals, trusts, estates, and corporations subject to the Colorado income tax generally will be treated for Colorado income tax purposes in the same manner as they are treated for federal income tax purposes. Some differences may arise for taxpayers subject to the AMT because interest on Colorado private activity bonds is not a preference item for Colorado income tax purposes. Furthermore, Colorado has no corporate AMT. Because the Fund may, except as indicated, purchase only Colorado Municipal Securities, none of the exempt interest distributions paid by the Fund will be subject to Colorado income tax.


     MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND. It is anticipated that substantially all of the exempt interest distributions paid by the Fund to individuals will be exempt from Minnesota personal income tax. Interest earned on Minnesota Municipal Securities is generally excluded from gross income for Minnesota state income tax purposes, while interest earned on securities issued by municipal issuers from other states is not excluded. At least 95% of the exempt-interest distributions paid by the Fund must be derived from Minnesota Municipal Securities in order for any portion of the exempt-interest distributions paid by the Fund to be exempt from the Minnesota personal income tax. Exempt-interest distributions paid by the Fund to shareholders that are corporations are subject to Minnesota franchise tax.

     Under Minnesota law, if the difference in state income tax treatment between Minnesota Municipal Securities and the Municipal Securities of issuers in other states should be judicially determined to discriminate against interstate commerce, the Minnesota legislature has expressed its intention that the discrimination be remedied by adding interest on Minnesota Municipal Securities to the taxable income of Minnesota residents. This treatment would begin with the taxable years that begin during the calendar year in which the court's decision is final. If the interest on Minnesota Municipal Securities is determined in general to be taxable income for Minnesota income tax, the Fund will consider what actions are to be taken in light of its current investment objectives and investment policies.

     The Minnesota AMT on resident individuals is based in part on their income for purposes of the federal AMT. Accordingly, individual shareholders of the Fund may be subject to the Minnesota AMT on exempt-interest distributions paid by the Fund which are attributable to interest received by the Fund on certain private activity securities, even though those distributions are exempt from the regular Minnesota personal income tax.

--------------------------------------------------------------------------------
10.  OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

     Each Fund determines its net asset value on each Fund Business Day by dividing the value of its net assets (i.e,. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds determine their net asset values at the following times:


     Municipal Money Market Fund                              Noon, Eastern Time

     Treasury Fund                                       1:00 p.m., Eastern Time

     Cash  Investment Fund, Ready Cash Investment        3:00 p.m., Eastern Time
     Fund and U.S. Government Fund

     Each other Fund                                     4:00 p.m., Eastern Time

     Treasury Plus Fund                                  5:00 p.m., Eastern Time

     All Funds other than Money Market Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or pursuant to procedures adopted by the Board.

     In order to maintain net asset value per share at $1.00, the Money Market Funds (and the Portfolios in which they invest) value their portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of a Money Market Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.

     European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

     For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

     Each Fund reserves the right to invest in 1 or more Portfolios. Each Fund bears its pro rata portion of the expenses of any Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.




































NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about each of the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

                                   PROSPECTUS



                                 OCTOBER 1, 1998

                               THE PERFORMA FUNDS





                       PERFORMA STRATEGIC VALUE BOND FUND
                        PERFORMA DISCIPLINED GROWTH FUND
                          PERFORMA SMALL CAP VALUE FUND
                           PERFORMA GLOBAL GROWTH FUND




















AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                              PAGE
1.     OVERVIEW.................................................
2.     FINANCIAL HIGHLIGHTS.....................................
3.     GLOSSARY.................................................
4.     INVESTMENT OBJECTIVES AND POLICIES.......................
5.     RISK CONSIDERATIONS......................................
6.     COMMON POLICIES..........................................
7.     MANAGEMENT OF THE FUNDS..................................
8.     HOW TO BUY AND SELL SHARES...............................
9.     DISTRIBUTIONS AND TAX MATTERS............................
10.    OTHER INFORMATION........................................

--------------------------------------------------------------------------------
1.  OVERVIEW
--------------------------------------------------------------------------------

THE FOLLOWING IS A SUMMARY OF INFORMATION ABOUT THE FUNDS. BEFORE INVESTING, YOU SHOULD READ THE PROSPECTUS AND CONSIDER THE DISCUSSIONS UNDER INVESTMENT OBJECTIVES AND POLICIES AND RISK CONSIDERATIONS.

NO SINGLE FUND IS A COMPLETE OR BALANCED INVESTMENT PROGRAM, BUT EACH CAN SERVE AS A PART OF YOUR OVERALL INVESTMENT PROGRAM.


--------------------------------------------------------------------------------
THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

     FUND                                     OBJECTIVE                         PRIMARY
                                                                                INVESTMENT

     PERFORMA STRATEGIC VALUE                Total return by investing          Broad spectrum of
     BOND FUND                               primarily in income                investment grade securities.
                                             producing securities.

     PERFORMA DISCIPLINED                    Capital appreciation by            Stock of companies that
     GROWTH FUND                             investing primarily in             appear to possess above
                                             common stock of larger             average potential for growth.
                                             companies.

     PERFORMA SMALL CAP VALUE                Capital appreciation by            Stock of smaller companies
     FUND                                    investing primarily in             that appear undervalued.
                                             common stocks of smaller
                                             companies.

     PERFORMA GLOBAL GROWTH                  Long-term capital                  Stocks of companies located
     FUND                                    appreciation by investing          in developed, newly
                                             primarily in commmon stocks        industrialized, and emerging
                                             of established companies           markets.
                                             throughout the world,
                                             including the United States.

--------------------------------------------------------------------------------
 FUND STRUCTURES
--------------------------------------------------------------------------------

Instead of investing directly in a portfolio of securities, each Fund invests in 1 or more other funds identified in this prospectus as a Portfolio. The Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in portfolio securities.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

     NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and Portfolios except Schroder Global Growth Portfolio. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $29 billion in assets.

     SCHRODER CAPITAL MANAGEMENT INC. or SCHRODER is the investment adviser for Schroder Global Growth Portfolio. Schroder specializes in providing international investment advice. Investment subadvisers make investment decisions for the other Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest or a subadviser as an Adviser.

     The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.


--------------------------------------------------------------------------------
INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

     You may purchase or redeem shares without sales or other charges. The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

     Each Fund distributes to shareholders its net capital gain, if any, at least annually. THE DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income.


--------------------------------------------------------------------------------
RISK FACTORS
--------------------------------------------------------------------------------

     All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets in which the Fund invests, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

     Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

     If you invest in Performa Strategic Value Bond Fund, the investment income you receive from the Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

     A decline in interest rates also may result in losses in the Fund's mortgage- and other asset-backed securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of the Fund to rise due to a drop in prepayments. A rise in average maturity increases the Fund's sensitivity to rising interest rates and potential for losses in value.

     The Fund also is subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest or principal on its obligations when due. The Fund seeks to limit its credit risk by investing primarily in debt securities that are highly rated by a nationally recognized statistical rating organization. The Fund's investments in securities that are not highly rated are subject to more credit risk.

     Performa Disciplined Growth Fund, Performa Small Cap Value Fund, and Performa Global Growth Fund are subject to "market risk," which is the general risk that the value of a Fund's investments may decline if the stock markets perform poorly. There also is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

     Performa Small Cap Value Fund and Performa Global Growth Fund have additional risks because they invest in smaller and foreign issuers, respectively. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign currency exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax or confiscate investors' assets.

--------------------------------------------------------------------------------
EXPENSES OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

     The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund. The Funds do not impose transaction charges for purchasing, redeeming or exchanging shares. The Funds do not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)



                                                              INVESTMENT                OTHER                 TOTAL FUND
                                                               ADVISORY                EXPENSES                OPERATING
                                                                 FEES             (after fee waivers           EXPENSES
                                                          (after fee waivers)        and expense
                                                                                    reimbursement)
                                                          -------------------        ------------             ---------

Performa Strategic Value Bond Fund                                 0.50%                0.35%                    0.85%
Performa Disciplined Growth Fund                                   0.90%                0.35%                    1.25%
Performa Small Cap Value Fund                                      0.95%                0.35%                    1.30%
Performa Global Growth Fund                                        0.00%                1.45%                    1.45%


Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests. Investment Advisory Fees are those incurred by the Portfolios. Absent waivers, Investment Advisory Fees for Performa Global Growth Fund would be 0.50%. Other Expenses reflect expense reimbursements. Absent expense reimbursements and fee waivers, Other Expenses and Total Operating Expenses would be: Performa Strategic Value Bond Fund 1.49% and 1.99%, Performa Disciplined Growth Fund 1.59% and 2.49%, Performa Small Cap Value Fund 2.64% and 3.59% and Performa Global Growth Fund 15.23% and 15.73%. Expense reimbursements are voluntary and may be reduced or eliminated at any time.



EXAMPLE

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                               ------     -------     -------     --------

Performa Strategic Value Bond Fund                               $9         $27         $47         $105
Performa Disciplined Growth Fund                                $13         $40         $69         $151
Performa Small Cap Value Fund                                   $13         $41         $71         $157
Performa Global Growth Fund                                     $15         $46         $79         $174


--------------------------------------------------------------------------------
2.  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI.


                                                         PERFORMA          PERFORMA           PERFORMA           PERFORMA
                                                        STRATEGIC         DISCIPLINED        SMALL CAP         GLOBAL GROWTH
                                                        VALUE BOND        GROWTH FUND        VALUE FUND            FUND
                                                           FUND
                                                      ---------------    --------------    ---------------    ----------------

                                                                              Period Ended May 31, 1998
                                                       ------------------------------------------------------------------------
Net Asset Value, Beginning of Period(a)                  $10.00             $10.00            $10.00             $10.00
                                                         ------             ------            ------             ------

Investment Operations
  Net Investment Income (Loss)                             0.34               0.01             (0.01)              0.03
  Net Realized and Unrealized Gain (Loss) on               0.27               0.44              0.17               0.60
                                                           ----               ----              ----               ----
      Investments
Total from Investment Operations                           0.61               0.45              0.16               0.63
                                                           ----               ----              ----               ----

Distributions From:
  Net Investment Income                                   (0.33)             (0.01)             --                 --
                                                          -------------------------           --------------------------
Net Asset Value, End of Period                           $10.28             $10.44            $10.16             $10.63
                                                         ======             ======            ======             ======

Total Return                                               6.20%              4.50%             1.60%              6.30%

Supplementary Data:
  Net Assets at End of Period (000's omitted)             $9,168            $12,325            $6,422             $1,066

Ratios to Average Net Assets (b)(c):
  Net Investment Income (loss)                            5.82%              0.14%             (0.56)%             0.68%
  Net Expenses                                            0.85%              1.25%              1.30%              1.45%
  (Expenses excluding reimbursement/waiver of             1.95%              2.44%              3.54%              9.82%
      fees)
Average Commission Rate Per Share(d)                       N/A              $0.0553            $0.0556           $0.0355
Portfolio Turnover Rate(e)                               134.56%             68.08%            79.43%             13.82%

--------------------------------------------------------------------------------

(a)  The Funds commenced operations on October 15, 1997.
(b)  Annualized.
(c)  Includes expenses allocated from the Portfolio in which the Fund invests.
(d) Represents the average commission per share paid to brokers on the purchase or sale of portfolio securities of the Portfolio in which the Fund invests.
(e)  Represents  the  activity  of the Portfolio in which the Fund  invests.

--------------------------------------------------------------------------------
3.  GLOSSARY
--------------------------------------------------------------------------------

     This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Term                                Definition
----                                ----------
Board                               The Board of Trustees of  Norwest  Advantage
                                    Funds.

Duration A measure of a debt security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations generally are more volatile.

Fundamental                         Requiring shareholder approval to change.

Market Capitalization               The  total  market  value  of  a   company's
                                    outstanding common stock.

NRSRO A nationally recognized statistical rating organization, such as S&P, that rates fixed-income securities and preferred stock by relative credit risk.

Non-Investment                      Grade  Neither rated at the time of purchase
                                    in 1 of the 4 highest long-term or 2 highest short-term ratings categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

Russell 2000(R)Index                A     broad-based    index     of    smaller
                                    capitalization companies.

S&P                                 Standard & Poor's Corporation.

S&P 500 Index                       Standard  &  Poor's  500   Composite   Stock
                                    Price    Index,    an    index   of    large
                                    capitalization companies.

SAI                                 State of Additional Information.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. Government Security            A   security   issued  or  guaranteed  as to
                                    principal    and    interest  by   the  U.S.
                                    Government,    its    agencies     or    its
                                    instrumentalities.

--------------------------------------------------------------------------------
4.  INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The RISK CONSIDERATIONS section discusses these risks.

PERFORMA STRATEGIC VALUE BOND FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek total return by investing primarily in income producing securities.

     INVESTMENT POLICIES. The Fund invests in a broad range of fixed-income instruments in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds, and foreign bonds.

     The  Adviser  focuses  on  relative  value as  opposed  to  predicting  the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current-versus-historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that are consistent with the Fund's investment objective.

     The Fund particularly seeks strategic diversification. The Fund will not invest more than:

      *        75% of its total assets in corporate bonds;

      *        65% of its total assets in mortgage-backed securities;

      *        50% of its total assets in asset-backed securities; or

      * 25% of its total assets in a single industry of the corporate market.

     The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

     The Fund will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities.


     The average maturity of the Fund will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's Duration normally will vary between 3 and 8 years.

     The Fund may use options, swap agreements, interest rate caps, floors, and collars and futures contracts to manage risk. The Fund also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           RISKS:
           credit risk           interest rate risk          leverage risk
           market risk           prepayment risk


PERFORMA DISCIPLINED GROWTH FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek capital appreciation by investing primarily in common stocks of larger companies.

     INVESTMENT POLICIES. The Fund seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Fund invests in companies with average Market Capitalizations greater than $5 billion.

     The Fund seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis. The Adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           RISKS:
           market risk

PERFORMA SMALL CAP VALUE FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek capital appreciation by investing primarily in common stocks of smaller companies.

     INVESTMENT POLICIES. The Fund seeks capital appreciation by investing in common stocks of smaller companies. The Fund will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index, which range from approximately $220 million to approximately $1.4 billion.

     The Fund seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           RISKS:
           market risk           small company risk


PERFORMA GLOBAL GROWTH FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks of established companies throughout the world, including the United States.

     INVESTMENT POLICIES. The Fund invests in common stocks of companies located in developed, newly industrialized, and emerging markets. The Fund normally invests at least 65% of its total assets in equity securities of companies located in at least four countries plus the United States. The Fund may invest in companies of any size, but generally is concentrated in companies that are large and, to a lesser extent, medium-sized for the particular market.

     The Adviser's investment process emphasizes stock selection and a fundamental company analysis. The Adviser seeks companies that it believes have a sustainable competitive advantage and a potential for growth that is generally undervalued by other investors. The Adviser considers historical growth rates and future growth prospects, management capability, competitive position in both domestic and export markets, and other factors.

     The Adviser seeks to add value by allocating the Fund's investments geographically. The Adviser selects countries it believes have a favorable long-term business environment in which adverse macroeconomic or political conditions are not likely to materially impede corporate growth. The Fund may invest more than 25% of its total assets in issuers located in a single country.

     The Fund may seek capital appreciation by investing in convertible or non-convertible debt securities. The Fund may invest in debt securities issued by corporations or financial institutions. The Fund also may invest in debt securities issued or guaranteed by international organizations that promote economic reconstruction or development.

     When selecting debt securities, the Adviser considers favorable changes in relative foreign exchange rates, relative interest rate levels, or the creditworthiness of issuers. The Adviser seeks income only incidentally to seeking capital appreciation. The Fund may invest in debt securities in order to participate in debt-to-equity conversion programs that are part of corporate reorganizations.

     The Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.

     The Fund may use various derivative instruments including instruments such as options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk or enhance return.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        RISKS:
        credit risk                         currency rate risk     foreign risk
        geographic concentration risk       interest rate risk     leverage risk
        market risk                         prepayment risk

--------------------------------------------------------------------------------
5.  RISK CONSIDERATIONS
--------------------------------------------------------------------------------

     This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in Investment Objectives and Policies lists the Fund's principal risks.

--------------------------------------------------------------------------------
CREDIT RISK
--------------------------------------------------------------------------------

     The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.

--------------------------------------------------------------------------------
CURRENCY RATE RISK
--------------------------------------------------------------------------------

     The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments. This risk may be greater for investments in emerging or developing markets.

--------------------------------------------------------------------------------
FOREIGN RISK
--------------------------------------------------------------------------------

The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation, or confiscation of investors' assets. This risk may be greater for investments in issuers in emerging or developing markets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

--------------------------------------------------------------------------------
GEOGRAPHIC CONCENTRATION RISK
--------------------------------------------------------------------------------

     The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.

--------------------------------------------------------------------------------
INTEREST RATE RISK
--------------------------------------------------------------------------------

     The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

--------------------------------------------------------------------------------
LEVERAGE RISK
--------------------------------------------------------------------------------

     The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.

--------------------------------------------------------------------------------
MARKET RISK
--------------------------------------------------------------------------------

     The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry, or section of the economy or may affect the market as a whole.

--------------------------------------------------------------------------------
PREPAYMENT RISK
--------------------------------------------------------------------------------

     The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.

--------------------------------------------------------------------------------
SMALL COMPANY RISK
--------------------------------------------------------------------------------

     The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.



--------------------------------------------------------------------------------
6.  COMMON POLICIES
--------------------------------------------------------------------------------

     Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.

--------------------------------------------------------------------------------
VOTING ISSUES
--------------------------------------------------------------------------------

     In determining the outcome of shareholder votes, the Funds and the other funds in the Funds' fund complex normally count votes on a share-by-share basis. This means that shareholders of funds in the fund complex with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the funds in the fund complex than do shareholders of funds with comparatively low net asset values.


--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITION
--------------------------------------------------------------------------------

     To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover rate.


--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------

The Funds could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

     Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

     NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio except Schroder Global Growth Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for Schroder Global Growth Portfolio. In this capacity, Schroder makes investment decisions for and administers that Portfolio's investment program. Schroder Capital Management International Inc.'s address is 787 Seventh Avenue 34th Floor, New York, NY 10019.

     Norwest and certain of the Portfolios have retained investment subadvisers to make investment decisions for and administer the investment programs of those Funds and Portfolios. Norwest decides which portion of the assets of a Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

     GALLIARD CAPITAL MANAGEMENT, INC. or GALLIARD, an investment advisory subsidiary of Norwest Band, provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. Gaillard Capital Management, Inc.'s address is 800 Lasalle Ave. Suite 2060, Minneapolis, MN 55479.

     SMITH ASSET MANAGEMENT GROUP, L.P. OR SMITH, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. Smith Asset Management Group's address is 300 Crescent Court, Suite 750, Dallas, TX 75201

     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing a Fund's portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Portfolios. The list states the investment advisory fees on an annualized basis as a percentage of a Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

     Norwest (and not the Funds or Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Portfolios.

     PERFORMA STRATEGIC VALUE BOND FUND

PERFORMA STRATEGIC VALUE BOND FUND
PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
SUBADVISER:                    GALLIARD
PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John  Huber  (1998),
                               and David Yim (1998).
ADVISORY FEE:                  0.50%


PERFORMA DISCIPLINED GROWTH FUND
PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO
SUBADVISER:                    SMITH
PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997).
ADVISORY FEE:                  0.90%


PERFORMA SMALL CAP VALUE FUND
PORTFOLIO:                     SMALL CAP VALUE PORTFOLIO
SUBADVISER:                    SMITH
PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997).
ADVISORY FEE:                  0.95%


PERFORMA GLOBAL GROWTH FUND
PORTFOLIO:                     SCHRODER  GLOBAL GROWTH PORTFOLIO
ADVISER:                       SCHRODER
PORTFOLIO MANAGERS:            Michael Perelstein (1997) and Paul Morris (1997).
ADVISORY FEE:                  0.50%


PORTFOLIO MANAGERS

Norwest Portfolio Managers:

     JOHN HUBER, associated with Norwest or its affiliates since 1990. Mr. Huber has been a Portfolio Manager and Director of Trading at Galliard since 1995 and has been in investment management since 1990.

     RICHARD MERRIAM, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

     STEPHEN S. SMITH, associated with Norwest or its affiliates since 1997. Mr. Smith has been a Chief Investment Officer and principal of the Smith Group since 1995. Mr. Smith previously served as senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund.

     DAVID YIM, associated with Norwest or its affiliates since 1995. Mr. Yim has been a Portfolio Manager and Director of Investment Research of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.

SCHRODER PORTFOLIO MANAGERS:

     PAUL MORRIS, associated with Norwest or its affiliates since 1997. Mr. Morris has been a Senior Vice President of Schroder Capital Management International and a Director of Schroder since 1997. Prior to joining Schroder, Mr. Morris was Principal and Senior Portfolio Manager at Weiss Peck & Greer, L.L.C., Managing Director (Equity Division) of UBS Asset Management and an Equity Portfolio Manager at Chase Investors Management Group.

     MICHAEL PERELSTEIN, associated with Norwest or its affiliates since 1997. Mr. Perelstein has been a Senior Vice President of Schroder since January 1997. Previously Mr. Perelstein was a Managing Director at MacKay Shields.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

     Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in a Portfolio. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

OTHER FUND SERVICES

     The Forum Financial Group of companies provide managerial, administrative, and underwriting services to the Funds. Norwest Bank acts as the Funds' transfer agent, dividend disbursing agent, and custodian.

BACKGROUND OF SMITH GROUP PERFORMANCE

     The table below sets forth composite performance data for the dates indicated relating to the historical performance of certain separate accounts and mutual fund portfolios primarily managed by Stephen Smith, the portfolio manager of Disciplined Growth Portfolio and Small Cap Value Portfolio. The data illustrate the past performance of Mr. Smith in managing substantially similar accounts as measured against specified market indices. It does not represent the performance of the Portfolios. This performance data is not an indication of future performance of the Portfolios, the Smith Group or Mr. Smith.

     Mr. Smith's composites include all actual, fee-paying, discretionary institutional private accounts and mutual fund portfolios managed by Mr. Smith that have substantially the same investment objectives and policies. Mr. Smith's composite performance was calculated on a total return basis and includes all dividends and interest, accrued income, and realized and unrealized gain and loss. The data accounts for securities transactions on the trade date and uses accrual accounting.

     All returns reflect the deduction of the highest effective investment advisory fees, brokerage commissions, and execution costs paid by the Adviser's private accounts, without provision for federal or state income taxes. Returns include returns from cash and cash equivalents. Account fees vary depending on, among other things, the applicable fee schedule, portfolio size and nature of the account. Custodial fees, if any, were not included in the calculation. A schedule of Mr. Smith's fees is available on request.

     The monthly returns of Mr. Smith's composites combine the individual accounts' returns (calculated on a time-weighted rate of return) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

     The institutional private accounts included in Mr. Smith's composites are not subject to certain investment limitations, diversification requirements, specific tax restrictions, and investment limitations imposed on the Portfolios by the Investment Company Act of 1940 or the Internal Revenue Code. The performance results could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies.

     The composites are unaudited and do not represent the past performance of nor predict the future returns of the Portfolios or an individual investor investing in Performa Disciplined Growth Fund or Performa Small Cap Value Fund. The use of a methodology different from that used to calculate the performance could result in different performance data.



                                         MR. SMITH'S COMPOSITE FOR THE                  S&P 500 INDEX(3)
                                                                                        ----------------
                                          DISCIPLINED GROWTH STYLE(2)
                                          ---------------------------
           1995                                     38.05%                                  37.54%
           1996                                     31.26%                                  22.99%
           1997                                     39.20%                                  29.58%
      1998 to Date(1)                               (6.06)%                                 (0.38)%

         1 Year(1)                                  (2.36)%                                  8.09%
        3 Years(1)                                  21.38%                                  21.72%

      Since Inception                               28.52%                                  24.66%
         1/1/95(1)



                                         MR. SMITH'S COMPOSITE FOR THE                   RUSSELL 2000(4)
                                                                                         ---------------
                                             SMALL CAP VALUE STYLE






           1997                                     22.38%                                  20.52%
          1 Year(1)                                (19.55)%                                (19.22)%
      Since Inception
         11/1/96(1)                                  5.64%                                   0.93%
      1998 to Date(1)                              (18.84)%                                (22.07)%





(1) Average annual return through August 31, 1998. Return for less than one year is not annualized.

(2) The composite returns consist of the total returns for the period January 1995 through August 31, 1998 of accounts for which Stephen S. Smith, now Chief Investment Officer of the Smith Group, served as the primary manager as described above, including the period January 1, 1995 - October 31, 1995, during which Mr. Smith was senior portfolio manager for another firm. The composite does not include the performance of other accounts not managed similarly to the Portfolio. Since November 1, 1995, when the Smith Group commenced operations, Mr. Smith has employed the same investment style in discretionary private accounts as he employed in the accounts described above. No other person played a significant part in achieving the prior performance of these accounts during

     Mr. Smith's tenure. The data for January 1, 1995 - October 31, 1995 is not, and should not be, construed as the performance data of Smith Group.

(3) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(4) The Russell 2000 Index is an unmanaged index consisting of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


--------------------------------------------------------------------------------
8.  HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

     You may purchase Fund shares on "Fund Business Days" at a price equal to their net asset value next determined after receipt of your purchase order in proper form. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

--------------------------------------------------------------------------------
GENERAL PURCHASE INFORMATION
--------------------------------------------------------------------------------

     You may purchase shares only through certain financial institutions. The Funds' transfer agent processes all transactions in Fund shares. Please call 1-888-800-6748 for information about opening an account to purchase Fund shares.

     You may purchase and redeem Fund shares without a sales or redemption charge. Purchases of Fund shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers.

     Your shares may be held in your name or in the name of your financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares. The Funds are not responsible if your financial institution fails to carry out its obligations to you. There is normally a three-day settlement period for purchases and redemptions through broker-dealers.

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

--------------------------------------------------------------------------------
GENERAL REDEMPTION INFORMATION
--------------------------------------------------------------------------------

     You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

     Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

     Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers.

     Because of the cost of maintaining smaller accounts, the Performa Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000.


--------------------------------------------------------------------------------
9.  DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions of net investment income are declared and paid monthly for Performa Strategic Value Bond Fund and annually for the other Funds. Each Fund distributes net capital gain, if any, at least annually.

     You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

* Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

*         Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another Fund. Call or write the transfer agent for more information about the Directed Dividend Option.

     All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the distribution

--------------------------------------------------------------------------------
TAX MATTERS
--------------------------------------------------------------------------------

     The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

     Distributions reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

     If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. Performa Global Growth Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by Schroder Global Growth Portfolio. If you own shares of Performa Global Growth Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes on your federal income tax return.

--------------------------------------------------------------------------------
10.  OTHER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

     Each Fund determines its net asset value at 4:00 p.m., Eastern Time on each Fund Business Day by dividing the value of its net assets (i.e.,. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

     The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or pursuant to procedures adopted by the Board.

     European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

     For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.

--------------------------------------------------------------------------------
ADDITIONAL  INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

     Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.



     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

Statement of Additional Information. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

Annual and Semi-Annual Reports. Additional information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479, or by calling 1-800- 338-1348 or 1-612-667-8833.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881

                       Norwest WealthBuilder II Portfolios






                                 October 1, 1998







               NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO


              NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO


                    NORWEST WEALTHBUILDER II GROWTH PORTFOLIO









                                Not FDIC Insured

                                TABLE OF CONTENTS
       PROSPECTUS SUMMARY....................................................
       EXPENSE INFORMATION...................................................
       FINANCIAL HIGHLIGHTS...................................................
       INVESTMENT OBJECTIVES AND POLICIES.....................................
       Investment Objectives..................................................
       Investment Policies....................................................
       Additional Investment Policies and Risk Considerations................
       MANAGEMENT OF THE PORTFOLIOS...........................................
       PURCHASES AND REDEMPTIONS OF SHARES....................................
       General Purchase Information...........................................
       HOW TO BUY SHARES......................................................
       Minimum Investment.....................................................
       Purchase Procedures...................................................
       Subsequent Purchases...................................................
       Account Application....................................................
       General Information...................................................
       HOW TO SELL SHARES.....................................................
       General Information....................................................
       Redemption Procedures..................................................
       Other Redemption Matters...............................................
       OTHER SHAREHOLDER SERVICES.............................................
       Exchanges..............................................................
       Automatic Investment Plan..............................................
       Retirement Account.....................................................
       Automatic Withdrawal Plan..............................................
       Reopening Accounts.....................................................
       DIVIDENDS AND TAX MATTERs..............................................
       Dividends..............................................................
       Tax Matters............................................................
       OTHER MATTERS..........................................................
       Determination of Net Asset Value.......................................
       Performance Information................................................
       The Trust and Its Shares...............................................

     UNDERSTANDING THIS PROSPECTUS: References to "you" and "your" in this Prospectus refer to current shareholders and/or prospective investors, and references to "we", "us", and "our" refer to the Portfolios or the Trust, as the context may indicate.

                                 OCTOBER 1, 1998


Norwest WealthBuilder II Growth Balanced Portfolio, Norwest WealthBuilder II Growth and Income Portfolio, and Norwest WealthBuilder II Growth Portfolio (each, a "Portfolio" and collectively, the "Portfolios") are separate investment portfolios designed to offer you access to professionally managed mutual funds from well-known fund groups. Each Portfolio seeks to achieve its objective by allocating its assets across asset classes of stocks, bonds, and money market instruments through a number of affiliated and unaffiliated funds ("Underlying Funds"). Each Portfolio holds an investment portfolio of stock funds, for growth potential, and bond and money market funds, for decreased volatility and increased price stability. The Portfolios' investment adviser may select from a wide range of mutual funds based upon changing markets and risk/return characteristics of the asset classes. Each Portfolio provides a different level of risk exposure by allocating its investments in different proportions among equity and bond investment styles. In addition to its own expenses, each Portfolio bears a pro rata portion of the expenses of the Underlying Funds in which it invests. Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the mutual funds in which the Portfolio invests. The Portfolios are diversified series of Norwest Advantage Funds (the "Trust"), an open-end, management investment company.

* NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO seeks a balance of capital appreciation and income.
* NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO seeks long-term capital appreciation with a secondary emphasis on income.
*    NORWEST   WEALTHBUILDER  II  GROWTH   PORTFOLIO  seeks  long-term   capital
     appreciation.

This Prospectus provides you with concise information about the Portfolios and the Trust that you should know before you invest. A Statement of Additional Information ("SAI") dated October 1, 1998, as amended from time to time, containing additional information about the Portfolios has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is available for reference on the SEC's Web Site (http://www.sec.gov) and is incorporated into this Prospectus by reference. You also may obtain a copy of the SAI without charge by contacting the Trust's distributor, Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833. Please read this Prospectus and retain it for future reference.

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ARE NOT OBLIGATIONS, DEPOSITS, OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS.

INVESTMENT OBJECTIVES

Norwest WealthBuilder II Growth Balanced Portfolio seeks a balance of capital appreciation and income.

Norwest WealthBuilder II Growth and Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.

Norwest WealthBuilder II Growth Portfolio seeks long-term capital appreciation.

INVESTMENT POLICIES

Each Portfolio seeks to achieve its investment objective by investing in a diverse mix of "Underlying Funds", that consist of affiliated and unaffiliated investment companies or series thereof. In addition, each Portfolio may hold other investment securities directly and may invest otherwise uninvested assets in repurchase agreements. You may choose to invest in one or more of the Portfolios based on your personal investment goals, risk tolerance, and financial circumstances. (See "Investment Objectives and Policies.")

PORTFOLIO STRUCTURES

Each Portfolio seeks to achieve its objective by investing in a number of Underlying Funds. Each Underlying Fund invests using a different investment objective and a different investment style.

INVESTMENT ADVISER

Norwest Investment Management, Inc. ("Norwest" or the "investment adviser"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), serves as each Portfolio's investment adviser. Norwest also serves as the investment adviser and, in most cases, affiliates of Norwest serve as investment subadviser for each affiliated Underlying Fund. Norwest provides investment advice to various institutions, pension plans, and other accounts and currently manages more than $29 billion in assets. (See "Management of the Portfolios -- Investment Advisory Services".) Norwest is paid an investment advisory fee directly by each Portfolio for its services with respect to allocating and monitoring the investment of each Portfolio's assets in Underlying Funds and other investment securities.

PORTFOLIO MANAGEMENT, ADMINISTRATION, AND OTHER SERVICES

Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., serves as the Portfolios' manager and distributor of the Portfolios' shares. Forum Administrative Services, LLC ("FAS") provides administrative services for each Portfolio. (See "Management of the Portfolios -- Management and Administration" and "Distribution and Distribution Plan".)

Norwest Bank serves as the Portfolios' transfer and disbursing agent and custodian. (See "Management of the Portfolios-- Shareholder Servicing and Custody" and "--Management, Administration, and Distribution Services".)

PORTFOLIO SHARES

The Portfolios offer C Shares at net asset value plus an initial sales charge of up to 1.50%. The sales charge may be reduced or waived for certain purchases. (See "Purchases and Redemptions of Shares --General Purchase Information".) The Portfolios' C Shares are subject to a distribution fee at the annual rate of 0.75% of the average daily net assets of the Portfolios' C Shares.

HOW TO BUY AND SELL SHARES

You may purchase or redeem shares by mail, by bank wire and through your broker-dealer or financial institution. The minimum initial investment is $25,000. There is a $500 minimum subsequent investment, except for IRA and systematic investing for which the minimum subsequent investment is $150. (See "How to Buy Shares" and "How to Sell Shares".)

EXCHANGES

You may exchange shares of a Portfolio for shares of other Portfolios at the respective net asset values next determined. (See "Other Shareholder Services-- Exchanges".)

SHAREHOLDER FEATURES

Each Portfolio offers an Automatic Investment Plan, Automatic Withdrawal Plan, and Directed Dividend Option. Your purchases of shares may be eligible for a Reinstatement Privilege. (See "Other Shareholder Services".)

DIVIDENDS AND DISTRIBUTIONS

The Portfolios will pay dividends of net investment income and distributions of net capital gain once each year. We reinvest your dividends and distributions in additional Portfolio shares unless you elect to have them paid in cash. (See "Dividends and Tax Matters".)

CERTAIN INVESTMENT CONSIDERATIONS AND RISK FACTORS

There can be no assurance that a Portfolio or Underlying Fund will achieve its investment objective, and each Portfolio's and Underlying Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio of investment securities. Upon redemption, an investment in a Portfolio or Underlying Fund may be worth more or less than its original value.

The Portfolios seek to reduce the risk of your investment by diversifying among different asset classes of stock, bond, and money market instruments and among different fund managers. Investing in a mutual fund that holds a diversified portfolio of mutual funds provides a wider range of investment management talent and investment diversification than is available in a single mutual fund. The Portfolios are designed to provide you with a single investment that offers diverse asset classes, fund management, and fund categories. You still have, however, the risks of investing in the various asset classes, such as market risks related to stocks and bonds as well as the risk of investing in a particular Underlying Fund, such as risks related to the particular investment management style.

"Stock risk" is the possibility that stock prices and, therefore the net asset value of stock funds, will decline over time. Smaller company and international stocks, and therefore the mutual funds that invest in these stocks, offer additional risks beyond general stock risk. "Bond risk" is the possibility that the market value of bonds, and therefore the net asset value of bond funds, will decline over time because of changes in market interest rates or issuers' ability to meet its repayment obligations.

Investment techniques used by certain of the Underlying Funds may entail additional risks, such as the potential use of leverage through borrowings and securities lending. (See "Investment Objectives and Policies -- Additional Investment Policies and Risk Considerations.")

HOW THE PORTFOLIOS CAN HELP YOU MEET YOUR INVESTMENT NEEDS

If you are looking for a single, convenient investment that provides broad diversification among actively managed mutual funds, the Norwest WealthBuilder II Portfolios may be appropriate for you. Our professional management team reviews, analyzes, selects, and monitors each Portfolio's Underlying Funds for you.

ASSET ALLOCATION STRATEGY. Each Portfolio diversifies among asset classes. Commonly referred to as "asset allocation," this strategy can minimize the risks of investing in a single security or single class of securities. Because the performance of asset categories does not always move in the same direction at the same time, investing in a mix of asset classes can help reduce volatility. This strategy may provide more consistent returns, which may be higher or lower than a less diversified investment.

The investment adviser allocates each Portfolio's investments among Underlying Funds that represent a broad spectrum of investment options. The stock, bond, and money market fund allocations and the range of investments are based on the degree to which the Underlying Funds (and any direct investments) selected are expected in combination to be appropriate for a Portfolio's particular investment objective. As a result of appreciation or depreciation, changes in market factors or otherwise, the percentage of a Portfolio's assets invested in various Underlying Funds will vary.

You  should  invest in the  Portfolios  if you  prefer to invest in a  portfolio diversified across major asset classes of stocks, bonds, and money market instruments and investment styles and want professional, active management of a portfolio of funds from well-known fund families. The Portfolios are suitable for intermediate or long-term investing, as well as retirement savings (including IRAs and other retirement plans). Each Portfolio is designed to provide a level of exposure to the growth potential and risks of the stock market different from that provided by the other Portfolios. The Portfolios also differ in the amount of assets they allocate among stock funds that invest primarily in large capitalization, small capitalization, and international issues.

TYPES OF UNDERLYING FUNDS

INVESTMENT COMPANIES. The Portfolios normally invest in open-end management investment companies or series thereof. The Portfolios may also invest in closed-end management investment companies and/or unit investment trusts. Each Portfolio may hold certain securities directly.

STOCK FUNDS. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks, and international stocks.

BOND FUNDS. Bond funds invest primarily in debt securities issued by companies, municipalities, governments, or government agencies. The issuer of a bond is required to pay the bond holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

MONEY MARKET FUNDS. Money market funds invest in U.S.-dollar denominated short-term money market instruments determined to present minimal credit risk. Under normal circumstances, the Portfolios may invest in affiliated Underlying Funds that are money market funds. The Portfolios may also invest directly in money market instruments, which include commercial paper and time deposits issued by large banks, repurchase agreements, and U.S. Government Securities.

EXPENSE INFORMATION

The following tables will assist you in understanding the fees and expenses you bear directly or indirectly through investing a Portfolio's C Shares. The tables do not reflect the operating expenses and investment advisory fees of the
Underlying Funds. (See "Management" and "Portfolio Expenses" for more information.)

SHAREHOLDER TRANSACTION EXPENSES
(applicable to each Portfolio)

Maximum Sales Charge on Purchases                                     1.50%(1)
  Deferred Sales Charge or Redemption Fees                             None
Exchange Fees                                                          None

ANNUAL PORTFOLIO OPERATING EXPENSES
    (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Advisory Fee (fund selection and asset allocation services)            0.00%
12b-1 Fees(2)                                                          0.75%
Other Expenses (after fee waivers and expense reimbursements)(3)       0.50%

TOTAL PORTFOLIO OPERATING EXPENSES                                     1.25%
    (AFTER FEE WAIVERS AND EXPENSE REIMBURSEMENTS) (4)

(1) For information on reduced sales charges, see "Purchases and Redemptions of Shares -- General Purchase Information".
(2) The unaffiliated Underlying Funds in which a Portfolio invests may charge a Rule 12b-1 fee; in which event, shareholders of the Portfolio indirectly bear that expense.
(3) Other Expenses include transfer agency fees payable to Norwest Bank, which currently receives remuneration from unaffiliated fund companies participating in WealthBuilder II at an annual rate of 0.25% of the average daily net assets of a Norwest WealthBuilder II Portfolio invested in an Underlying Fund. Norwest and Norwest Bank provide investment advisory and other services to affiliated Underlying Funds and receive compensation from them. In light of this remuneration and compensation, Norwest Bank has agreed, through at least May 31, 1999, to waive the Portfolios' transfer agency and shareholder servicing fees, which normally total 0.25%. After that date, the fee waiver may be terminated, modified or continued.

(4) Without waivers and reimbursements, Other Expenses and Total Portfolio Operating Expenses would be: Growth Balanced Portfolio 1.54% and 2.64%, Growth and Income Portfolio 1.80% and 2.90%, Growth Portfolio 2.22% and 3.32%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.


EXAMPLE

The  following  Example  indicates  the  expenses  you  would  pay  on a  $1,000 investment in a Portfolio's C Shares assuming: (1) a 5% annual return, (2) reinvestment of all dividends and distributions, and (3) redemption at the end of each period. THIS IS ONLY AN EXAMPLE AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The 5% annual return neither predicts nor represents a Portfolio's projected returns; rather, it is required by government regulation.

                                            1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------

GROWTH BALANCED PORTFOLIO                   $28               $54               $83              $164
GROWTH AND INCOME PORTFOLIO                 $28               $54               $83              $164
GROWTH PORTFOLIO                            $28               $54               $83              $164

The purpose of the table above is to help you understand the various costs and expenses that you bear directly or indirectly through investing in the Portfolios.

FINANCIAL HIGHLIGHTS

The following table provides financial highlights for each of the Portfolios. This information represents selected data for a single outstanding C Share of each Portfolio for the fiscal year ended May 31, 1998. The information for the fiscal year ended May 31, 1998, has been audited by KPMG Peat Marwick LLP, independent auditors, whose reports dated July 21, 1998 about a Portfolio, along with the Portfolios' financial statements for the fiscal year ended May 31, 1998, and further information about each Portfolio's performance are contained in the Portfolios' Annual Report, which may be obtained from the Trust without charge. The financial statements are incorporated by reference into the SAI.

                                                            Norwest              Norwest
                                                        WealthBuilder II      WealthBuilder           Norwest
                                                        Growth Balanced        II Growth &         WealthBuilder
                                                           Portfolio         Income Portfolio        II Growth
                                                                                                     Portfolio
                                                        -----------------    -----------------    -----------------

                                                                      Fiscal year ended May 31, 1998
                                                        -----------------------------------------------------------

Net Asset Value, Beginning of Period(a)                     $10.00               $10.00               $10.00
                                                        -----------------    -----------------    -----------------
Investment Operations
  Net Investment Income (Loss)                               (0.07)                --                   0.01
  Net Realized and Unrealized Gain (Loss) on                  0.76                 0.97                 1.03
Investments
                                                        -----------------    -----------------    -----------------
Total from Investment Operations                              0.02                 0.97                 1.02
                                                        -----------------    -----------------    -----------------

Distributions from
   Net Investment Income                                     (0.03)                --                  (0.01)
                                                                                                       ------
                                                        -----------------    -----------------    -----------------
Net Asset Value, End of Period                              $10.80               $10.97               $11.01
                                                        =================    =================    =================

Total Return(b)                                              8.35%                9.75%                10.17%

Supplementary Data
  Net Assets at End of Period (in thousands)                 $9,300               $8,623               $5,695
Ratios to Average Net Assets:(c)
  Expenses                                                    1.25%                1.25%                1.25%
  Expenses (excluding expense reimbursements/fee              2.64%                2.90%                3.32%
     waivers)
  Net Investment Income (Loss)                               (0.02)%              (0.41)%               0.50%
Portfolio Turnover Rate(d)                                   20.20%                7.19%               15.60%

-----------------------------------------------------


(a)  The Portfolios commenced operations on October 1, 1997.
(b) Total Return does not include the effects of sales charges. Total return would have been lower absent expense reimbursements and fee waivers.

(c)  Not Annualized.
(d)  Annualized.
(e)  Portfolio turnover represents the rate of portfolio activity.

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES.

There can be no assurance that a Portfolio or an Underlying Fund will achieve its investment objective.

Norwest WealthBuilder II Growth Balanced Portfolio seeks a balance of capital appreciation and income.

Norwest WealthBuilder II Growth and Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.

Norwest WealthBuilder II Growth Portfolio seeks capital appreciation.

INVESTMENT POLICIES.

Each Portfolio seeks to meet its investment objective by allocating among stock funds, bond funds, and money market funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds, and cash-equivalents) rather than market timing or the selection of individual stocks and bonds. For example, a study of the performance of pension funds indicated that over 90% of the pension funds' performance was determined by asset mix.

Each Portfolio allocates its investments among stock funds, bond funds, and money market funds by investing in a combination of different types of Underlying Funds. Each Portfolio, in accordance with its investment objective, will change its allocations between types of Underlying Funds depending on changing market conditions and the risk/return characteristics of the asset classes. The following chart indicates each Portfolio's market-neutral position and range of investment in different types of Underlying Funds. The amount a Portfolio has invested in stock, bond, and money market funds at any particular time may vary from the neutral position or the range of investment due to market conditions or other factors. The investment adviser rebalances a Portfolio when the Portfolio's asset allocation deviates by five percent from the target allocation.

            NORWEST WEALTHBUILDER II                      NEUTRAL POSITION             INVESTMENT RANGE
                   PORTFOLIO
-------------------------------------------------     -------------------------    -------------------------

GROWTH BALANCED PORTFOLIO
Stock Funds                                                     65.00%                    50%-85%
Bond Funds                                                      33.50%                    20%-50%
Money Market Funds                                               1.50%                     0%-3%

GROWTH & INCOME PORTFOLIO
Stock Funds                                                     98.50%                    97%-100%
    Domestic Large Company                                         70.00%                    50%-90%
    Domestic Small Company                                         14.25%                     5%-30%
    International                                                  14.25%                     5%-30%
Money Market Funds                                               1.50%                    0%-3%

GROWTH PORTFOLIO
Stock Funds                                                     98.50%                    97%-100%
    Domestic Large Company                                         49.00%                    25%-81%
    Domestic Small Company                                         20.00%                     5%-45%
    International                                                  29.50%                    10%-50%
Money Market Funds                                               1.50%                     0%-3%


The investment adviser attempts to identify and select diversified portfolios of Underlying Funds based on an analysis of many factors. The investment adviser uses various analytical techniques, including quantitative techniques, valuation formulas, and optimization procedures to assess the relative attractiveness of stocks, bonds, and money market instruments. The investment adviser uses a Tactical Asset Allocation Model to identify opportunities to add value by shifting assets between stocks and bonds. The investment adviser uses a Tactical Equity
Allocation Model to identify opportunities to add value by shifting assets between different equity styles, such as domestic versus international, large cap versus small cap, or value versus growth. After identifying the most and least attractive asset classes, the investment adviser considers the expected returns from and risks of an asset class before deciding whether to overweight or underweight that asset class.

The investment adviser uses quantitative techniques to analyze and rank potential Underlying Funds based on their historic total return, volatility, and operating expenses over various time periods. The investment adviser then reviews potential Underlying Funds' investment objectives and policies. Potential Underlying Funds that rank the highest by these criteria are then subjected to further qualitative and quantitative evaluation of size, management, portfolio holdings, investment practices and policies, investment style, and other factors.

Consistent with each Portfolio's investment objective and policies and under the general supervision of the Trust's Board of Trustees (the "Board"), the investment adviser may in response to market and other conditions select what it believes to be the optimal combination of Underlying Funds for a Portfolio. In addition, the investment adviser may, at any time, invest a Portfolio's assets in a type of Underlying Fund that is different from or in addition to those currently used or may invest directly in domestic and foreign securities and other instruments. Growth Balanced Portfolio normally will invest at least 25% of its total assets in bond funds, money market funds and debt securities.

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS.

The net asset values of Underlying Funds that use certain investment strategies, such as leverage and trading in options and futures, may be more volatile than the net asset values of other Underlying Funds. The value of the shares of an Underlying Fund that is concentrated in an industry may be subject to greater market fluctuation than an investment in an Underlying Fund that invests in a broader range of securities. No Portfolio will invest 25% or more of its assets in Underlying Funds that concentrate their investments in any one industry.

If a Portfolio focuses its investment in only a few Underlying Funds, the Portfolio may be exposed to greater risk than if it were to invest in a greater number of Underlying Funds. The Portfolios (and many of the Underlying Funds) are diversified within the meaning of the 1940 Act. The level of diversification a Portfolio obtains from being invested in a number of Underlying Funds reduces the risk associated with an investment in a small number of Underlying Funds or a single Underlying Fund. This risk is further reduced because each Underlying Fund's investments are also spread over a range of issuers and industries.

An Underlying Fund may redeem a Portfolio's investment wholly or in part by an in-kind distribution of securities from its portfolio in lieu of cash. In such cases, the Portfolio may hold the securities distributed by an Underlying Fund until the investment adviser determines that it is appropriate to dispose of such securities.

The Investment Company Act of 1940 (the "1940 Act") currently restricts the Portfolios' ability to invest in shares of unaffiliated Underlying Funds; the investment adviser at times may have to select alternative investments. The 1940 Act also provides that an Underlying Fund whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days. Accordingly, if the Underlying Fund is an "open-end" fund, the Portfolio will consider shares of the Underlying Fund owned by the Portfolio in excess of 1% of the Underlying Fund's outstanding securities to be illiquid. (See "Investment Objectives and Policies -- Illiquid Securities.")

Investment decisions for the Underlying Funds are made independently of the Portfolios and their investment adviser. One Underlying Fund, therefore, may purchase shares of an issuer whose shares are being sold by another Underlying Fund, resulting in an indirect cost to a Portfolio without accomplishing any investment purpose. The Portfolios may purchase shares of no-load funds that are available without a transaction fee and load funds that are available to the Portfolios without a sales charge.

The investment adviser uses the same conditions and criteria to select affiliated and unaffiliated funds, except that the Portfolios normally will invest all of their assets allocated to money market funds in affiliated money market funds.

STOCK FUNDS. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks, and international stocks.

Large company stock funds normally invest in U.S. companies with large and mid-size market capitalization. These companies generally have a market capitalization in excess of $1.5 billion. Many of these companies' stocks are included in the Standard & Poor's 500 Composite Stock Index, a widely recognized, unmanaged index of common stock prices. The Underlying Funds that invest in these stocks, and indirectly the Portfolios, are exposed to the possibility that stock prices, and therefore the net asset value of stock funds, may decline over short or even extended periods ("stock-market risks"). The investment adviser believes that a diverse portfolio of large company stock funds, each holding a diverse portfolio of stocks of various industries, should tend to reduce stock market risk.

Small company stock funds invest in companies with a market capitalization below that of large and mid-size companies. The market capitalization of these companies currently is less than $1.5 billion. Small company stocks have historically been characterized by greater total returns, greater volatility of price and returns, and lower dividend yields than large company stocks. The greater price volatility may result from there being less market liquidity and publicly available information regarding small company stocks than large company stocks. Generally, fewer investors monitor the activities of small companies than large companies. The investment adviser believes that a diverse portfolio of small company stock funds, each holding a diverse portfolio of small company stocks of various industries, should tend to reduce the risks associated with small company stocks.

International stock funds generally invest in the securities of foreign issuers. The Portfolios' investments in international stock funds involves risks similar to those of investing directly in foreign stocks. Foreign stocks are stocks issued by publicly traded companies from all countries except the United States. The Portfolios will invest only in stock funds that invest primarily in publicly traded stock of foreign issuers. The Underlying Funds' investments may be denominated in foreign currencies, with the value of these investments affected by changes in currency exchange rates versus the U.S. dollar in addition to normal market fluctuations. The exchange rate between the U.S. dollar and foreign currencies is determined by the forces of supply and demand in foreign exchange markets, by changes in interest rates, as well as by political and economic factors. Other risks and considerations of international investing include: differences in accounting, auditing, and financial reporting standards; generally higher transaction costs on foreign portfolio transactions; small trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on portfolio holdings, which may reduce dividend income payable to shareholders; the possibility of expropriation, nationalization, or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investment in foreign countries; and potential restrictions on the flow of international capital. These international investment risks are present when investing in both developed and developing emerging markets. Some of the Underlying Funds may attempt to hedge against currency fluctuations by entering into currency futures, options, or forward contracts. The risks of such investments are discussed below.

As a portion of its foreign stock fund allocations and subject to its investment objective, a Portfolio may invest up to 15% of its net assets in Underlying Funds that invest primarily in developing or emerging market countries. These countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed market countries. A developing or emerging market country generally is considered to be in the initial stages of industrialization. The risks of investing in developing or emerging markets are similar to but greater than the risks of investing in developed foreign markets.

As a part of their stock fund allocations, the Portfolios may also invest in Underlying Funds that invest primarily in stock of issuers located throughout the world, including the United States. As these funds may invest in both developed and emerging market countries, they share the risks associated with investments in both markets, as discussed above. In addition, because these funds may also invest in the United States, they expose a Portfolio to the risks associated with investing in the stock of U.S. issuers.

BOND FUNDS. Bond funds seek current income and invest primarily in short- or longer-term U.S. government obligations, investment-grade corporate-debt obligations, and highly rated mortgage-backed and other asset-backed securities. Bond funds are subject to the potential for decline in the market value of bonds, and therefore bond funds, due to interest rate changes or the ability of an issuer to meet its obligations ("bond risk"). The Underlying Funds may invest in bonds having either floating- or fixed-interest rates. Bond funds also may invest in repurchase agreements collateralized by eligible investments.

The Underlying Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities, and government-sponsored enterprises, including bills, notes, bonds, discount notes, and stripped government securities ("U.S. Government securities"). Not all U.S. Government securities are backed by the full faith and credit of the United States. If it were not obligated to do so, there can be no assurance that the U.S. Government would provide financial support for U.S. Government securities issued by its agencies, instrumentalities, and government-sponsored enterprises.

The Underlying Funds also may invest in mortgage- and other asset-backed securities. Mortgage-backed securities are collateralized by pools of mortgage loans and may be assembled by various governmental agencies and government-sponsored enterprises, such as GNMA, FNMA, and FHLMC. Asset-backed securities may be secured by company receivables, home equity loans, truck and auto loans, leases, or credit-card receivables. When interest rates decline, there is an increased likelihood that the mortgages or other assets underlying mortgage- or other asset-backed securities will be pre-paid, resulting in the loss of any unamortized premium paid for the securities and the probability of having to reinvest the proceeds at lower rates. The Portfolios will not select Underlying Funds that invest primarily in non-investment grade asset-backed obligations.

The market value of the Underlying Funds' debt investments changes in response to interest-rate fluctuations and other factors. During periods of falling interest rates, the values of outstanding debt securities generally rise; conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes in the rating of any debt security by a nationally recognized statistical rating organization ("NRSRO") and in the ability of an issuer to make payments of interest and repayments of principal also affect the value of these investments. Except under default conditions, changes in the value of portfolio securities do not affect cash income derived from these securities but do affect the Underlying Funds' net asset values.

A Portfolio may invest in "balanced funds," which are funds that normally seek to invest substantial portions of their assets in both stocks and bonds or preferred stock. Generally, a balanced fund must invest at least 25% of its assets in fixed income senior securities. A Portfolio's investment in a balanced fund exposes the Portfolio to the risks, described above, of an investment in both a stock fund and a bond fund, because balanced funds invest in both of these instruments. Each Portfolio may invest more than 5% of its assets in balanced funds.

MONEY MARKET FUNDS. Money market funds invest in U.S. dollar denominated short-term money market instruments determined by the fund's investment adviser to present minimal credit risk. The Portfolios may also invest directly in money market instruments. Eligible instruments include:

1. Bank certificates of deposit, time deposits, or bankers' acceptances of domestic banks (including their foreign branches), U.S. branches of foreign banks, and foreign branches of foreign banks, having capital, surplus, and undivided profits in excess of $100 million.

2. Commercial paper rated in one of the two highest rating categories by an NRSRO, or commercial paper or notes of issuers with an unsecured debt issue outstanding currently rated in one of the two highest rating categories by any NRSRO where the obligation is on the same or a higher level of priority and collateralized to the same extent as the rated issue.

3. Obligations issued or guaranteed by the U.S. Government or its agencies, instrumentalities, or government-sponsored enterprises.


4.   Repurchase   agreements   involving   obligations  that  are  suitable  for
     investment under the categories set forth above.


CLOSED-END FUNDS. A closed-end fund has a fixed number of shares. While an open-end investment company must redeem its shares at net asset value when tendered for redemption by a shareholder, a closed-end investment company is not so required. Instead, shares of closed-end investment companies trade on exchanges and over the counter like conventional stocks.

Shares of a closed-end investment company may, and typically do, trade at a discount to net asset value. In addition, there may be no readily available market for closed-end investment company shares, in which case the shares are generally considered illiquid and subject to a Fund's restriction on holding illiquid securities.

BORROWING. As a fundamental policy, each Portfolio may borrow money from banks or by entering into reverse repurchase agreements and will limit bank borrowings to amounts not in excess of 33 1/3% of the value of the Portfolio's total assets. Bank borrowing for other than temporary or emergency purposes or meeting redemption requests is not expected to exceed 5% of the value of any Portfolio's assets. Irrespective of the Portfolio's policy on borrowings, each Portfolio may enter into reverse repurchase agreements as described above (transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date).

ILLIQUID SECURITIES. No Portfolio may invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board). Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might also have to register restricted securities in order to dispose of them, resulting in expense and/or delay. A Portfolio might not be able to dispose of restricted or other securities promptly or at reasonable prices and, thereby, might experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

An  institutional  market has  developed  for  certain  securities  that are not registered under the Securities Act of 1933 (the "1933 Act"), including repurchase agreements and foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional  buyers  in  accordance  with Rule  144A  under the 1933 Act,  the investment adviser may determine that such securities are not illiquid securities under guidelines adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be illiquid.

REPURCHASE AGREEMENTS and LENDING of PORTFOLIO SECURITIES. Each Portfolio may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers, and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Portfolio may have difficulty in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

Repurchase agreements are transactions in which a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price and future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Portfolio lends a security, it receives payment from the borrower or interest from investing cash collateral. The Trust maintains possession of the purchased securities and the collateral in lending transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. A Portfolio may pay fees to arrange securities loans and will limit securities lending to not more than 33 1/3% of the value of its total assets.

Each Portfolio may invest a certain portion of its cash reserves in repurchase agreements or an affiliated Underlying Fund that is a money market fund. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and serves as a short-term defense during periods of unusual volatility.

PORTFOLIO TURNOVER. The Portfolios anticipate that their annual portfolio turnover rate will not exceed 100%; there can be no guarantee, however, that a Portfolio's turnover rate, which is based on the turnover rate of the Underlying Funds, will be less than 100%.

INVESTMENT POLICIES. Each Portfolio's investment objective and fundamental investment policies may not be changed without approval of the holders of a majority of the Portfolio's outstanding voting securities. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Except as otherwise indicated, investment policies of each Portfolio are not fundamental and may be changed by the Board without shareholder approval. All investment policies relate to each Portfolio and, unless otherwise noted, not to a portion of a Portfolio that invests in a particular investment style. A further description of the Portfolios' investment policies, including additional fundamental policies, is contained in the SAI.

YEAR 2000 AND EURO. The Portfolios could be adversely affected if the computer systems used by the investment adviser and other service providers (and in particular foreign service providers) to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Portfolios' investments.

Norwest and Forum are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Portfolios' other major service providers. While the Portfolios do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios.

MANAGEMENT OF THE PORTFOLIOS

GENERAL OVERSIGHT OF THE PORTFOLIOS. The Board meets regularly to review the Portfolios' general policies, investments, performance, expenses, and other business affairs. The Board consists of eight persons.

INVESTMENT ADVISORY SERVICES. Subject to the general supervision of the Board, Norwest makes investment decisions for the Portfolios and continuously reviews and determines the allocation of the assets of the Portfolios among the Underlying Funds. Norwest, located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1998 Norwest Corporation had assets of approximately $93.2 billion. Norwest currently manages more than $29 billion in assets.

ADVISORY FEES. For its services, Norwest is entitled to receive investment advisory and allocation fees from each Portfolio at the annual rate 0.35% of the Portfolio's average daily net assets.

PORTFOLIO MANAGERS. Many persons on the advisory staff of Norwest contribute to the investment services provided to the Portfolios. Galen Blomster, Ph.D., CFA, Vice President & Director of Research and Amala Thakkar, CFA, Institutional Product Manager are primarily responsible for day-to-day management and allocation services and have been since the inception of each Portfolio. Mr. Blomster and Ms. Thakkar have been employed by Norwest since 1977 and 1994, respectively. Prior to joining Norwest, Ms. Thakkar worked for ATE Enterprises in Bombay, India, as manager of corporate planning. In addition to their responsibilities for the Portfolios, each portfolio manager may perform portfolio management and other duties for other funds of the Trust and for Norwest Bank.

MANAGEMENT and ADMINISTRATION. As manager, Forum supervises the overall management of the Trust (including the Trust's receipt of services for which it is obligated to pay) other than investment advisory services. In this capacity Forum provides the Trust with general office facilities and persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Portfolios by others, including the Portfolios' custodian, transfer agent, accountants, auditors, and legal counsel.

FAS is responsible for performing or overseeing certain administrative services necessary for the Trust's operations with respect to the Portfolios including, but not limited to: (1) assisting in the preparation, printing, and periodic updating of the Trust's registration statement, Prospectuses, and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC, and state and other securities administrators; (2) assisting in the preparation of proxy and information statements and any other communications to shareholders; (3) assisting the Advisers in monitoring Fund holdings for compliance with Prospectus and SAI investment restrictions and assisting in preparation of periodic compliance reports; (4) preparing, filing, and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws, and minutes of meetings of Trustees, Board committees, and shareholders; (5) monitoring the sale of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (6) calculating of performance data for dissemination to information services covering the investment company industry, for sales literature of the Trust, and other appropriate purposes; and (7) determining the amount of and supervising the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended, and prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

As of August 31, 1998 Forum and FAS provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $38 billion. Forum is a member of the National Association of Securities Dealers, Inc. For their services with respect to each Portfolio, Forum and FAS each are entitled to receive a fee at an annual rate of 0.05% of the Portfolio's average daily net assets.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("Forum Accounting") provides portfolio accounting services to each Portfolio. Forum, FAS, and Forum Accounting are members of the Forum Financial Group of companies that together provide a full range of services to the investment company and financial services industry. As of October 1, 1998, Forum, FAS and Forum Accounting were controlled by John Y. Keffer, President and Chairman of the Trust.

DISTRIBUTION and DISTRIBUTION PLAN. Forum acts as distributor of the Portfolios' shares. The Trust may compensate Forum under a distribution plan adopted under Rule 12b-1 under the 1940 Act (the "Distribution Plan") by the Trust for the Portfolio's shares. Forum, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of shares. The Distribution Plan authorizes monthly payments at an annual rate of up to 0.75% of the Portfolios' average daily net assets.

Payments under the Distribution Plan may be made for various types of costs, including: (1) advertising expenses; (2) costs of printing prospectuses and other materials to be given or sent to prospective investors; (3) expenses of sales employees or agents of Forum, including salary, commissions, travel, and related expenses in connection with the distribution of shares; (4) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of shares; and (5) payments to banks, trust companies, broker-dealers (other than Forum) or other financial organizations (collectively, "Processing Organizations"). Payments to a particular Processing Organization under the Distribution Plan are calculated by reference to the average daily net assets of shares owned beneficially by investors who have a brokerage or other service relationship with the Processing Organization. A Portfolio will not be liable for distribution expenditures made by Forum in any given year in excess of the maximum amount payable under the Distribution Plan in that year. Costs or expenses in excess of the annual limit may not be carried forward to future years. Salary expenses of sales personnel responsible for marketing various shares of portfolios of the

Trust may be allocated to those portfolios, including shares of a Portfolio, that have adopted a plan similar to that of the Portfolios. Travel expenses may be allocated to, or divided among, the particular portfolios of the Trust for which they are incurred.

Forum receives no fees for its services as the distributor of the shares. From its own resources, Forum may pay fees to broker-dealers or other persons for distribution or other services related to the Portfolios.

TRANSFER and SHAREHOLDER SERVICES AGENT. Norwest Bank which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, serves as transfer and shareholder services agent for each Portfolio. As transfer agent, Norwest Bank maintains an account for each Portfolio shareholder (unless such accounts are maintained by sub-transfer agents or other processing agents), performs other transfer agency functions, and acts as dividend disbursing agent for the Trust. The transfer agent may subcontract any or all of its functions with respect to all or any portion of the Portfolios' shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the transfer agent. Sub-transfer agents and processing agents may be "Service Organizations" as described under "How to Buy Shares -- Purchase Procedures". The transfer agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the transfer agent with respect to the Portfolios. For its services, Norwest Bank is entitled to receive a fee with respect to each Portfolio at an annual rate of 0.25% of its average daily net assets.

Norwest Bank also serves as each Portfolio's custodian and may appoint subcustodians for any securities and other assets held in depositories. For its custodial services, Norwest Bank is entitled to receive a fee with respect to each Portfolio at an annual rates of: 0.02% of the first $100 million of a Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets, and 0.01% of the Portfolio's remaining average daily net assets. No fee is directly payable by a Portfolio to the extent the Portfolio is invested in one or more Underlying Funds.

PORTFOLIO EXPENSES. Subject to the obligation of Norwest and Norwest Bank to waive fees and/or reimburse the Trust for certain expenses of the Portfolios, each Portfolio is responsible for all expenses related to its operations. Each Portfolio bears all costs of its operations other than expenses specifically assumed by the investment adviser. The costs borne by each Portfolio include a pro rata portion of the following: the Portfolio's share of the expenses of the Underlying Funds in which a Portfolio invests (borne indirectly by the Portfolio's shareholders); legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses;
brokerage fees and expenses; expenses of registering and qualifying the Portfolio's shares for sale with the SEC and with complying with various state securities laws and regulations; expenses of obtaining quotations on portfolio securities and pricing of the Portfolio's shares; a portion of the expenses of maintaining the Portfolio's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies, and prospectuses. Trust expenses directly attributed to the Portfolio are charged to the Portfolio; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series. The investment adviser has undertaken voluntarily to waive a portion of its fees and or assume certain expenses of each Portfolio, if necessary, in order to limit total Portfolio expenses excluding taxes, interest, brokerage commissions and other Portfolio transaction expenses and extraordinary expenses to 1.25% of the Portfolio's average daily net assets. If expense reimbursements are required, they are made on a monthly basis.

Each Portfolio service provider may elect to waive all or a portion of its fees, which are accrued daily and paid monthly. Any such waivers have the effect of increasing a Portfolio's performance for the period during which the waiver is in effect. Except as described above, fee waivers are voluntary and may be reduced or eliminated at any time.

Each service provider to the Trust or its agents and affiliates also may act in various capacities for, and receive compensation from, their customers who are Portfolio shareholders. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Portfolio.

PURCHASES AND REDEMPTIONS OF SHARES

Shares are continuously sold and redeemed at a price equal to their net asset value next determined plus any applicable sales charge, after receipt of an order on every weekday except customary national holidays (New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas) and Good Friday ("Portfolio Business Day").

GENERAL PURCHASE INFORMATION

You may invest in the Portfolios directly or through certain financial institutions. If you invest directly in a Portfolio, you are the shareholder of record. All transactions in the Portfolios' shares are effected through the transfer agent, which accepts orders for redemptions and subsequent purchases only from shareholders of record and new investors. Shareholders of record receive from the Trust periodic statements listing all account activity during the statement period. You must pay for your shares in U.S. dollars by check written to the Trust (drawn on a U.S. bank), by bank or federal funds wire transfer, or by Automatic Clearing House (ACH) electronic bank transfer; cash cannot be accepted.

When you sign your application for a new Portfolio account, you are certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Trust to withhold 31% of your distributions and redemptions.

Each Portfolio offers C Shares with an initial sales charge of 1.0%.

Purchase orders received by the transfer agent prior to the close of regular trading on the New York Stock Exchange ("NYSE") on any Portfolio Business Day are priced at the net asset value determined that day (the "trade date"). Orders received by financial institutions prior to the close of regular trading on the NYSE on a Portfolio Business Day also are priced at the net asset value determined that day, provided the order is received by the Trust prior to 4:00 p.m. (Eastern time). For shares purchased through a financial institution that transmits its orders to the Portfolio, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Forum  may  pay  a  broker-dealers'   reallowance  to  selected   broker-dealers
purchasing shares as principal or agent, which may include banks, bank affiliates, and Processing Organizations. Normally, Forum reallows discounts to selected broker-dealers. Forum reallows the entire sales charge to selected broker-dealers for all sales orders placed with Forum. The broker-dealers' reallowance may be changed from time to time. Forum may make additional payments (out of its own resources) to selected broker-dealers of up to 1.00% of the value of Portfolio shares purchased at net asset value.

In addition, from time to time and at its own expense, Forum may provide compensation, including financial assistance, to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising campaigns, or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements, and lodging;
(2) tickets for entertainment events; and (3) merchandise. In some instances, this compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of shares of the Funds or who charge an asset based fee (whether or not they have a fiduciary relationship with their clients).

No sales charge is assessed on purchases: (1) by any bank, trust company, or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended); (2) by Trustees and officers of the Trust; directors, officers, and full-time employees of Forum, of Norwest Corporation or of any of their affiliates; the spouse, direct ancestor, or direct descendant (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; or (3) by any registered investment adviser with whom Forum has entered into a share purchase agreement and that is acting on behalf of its fiduciary customer accounts. Shares sold without a sales charge may not be resold except to the Portfolios, and share purchases must be made for investment purposes.

REINSTATEMENT PRIVILEGE. If you have redeemed a Portfolio's shares, you may, within 60 days following the redemption, purchase shares, without payment of an additional a front-end sales charge, in any of the Portfolios in an amount up to the amount of your redemption. If you want to exercise this "Reinstatement Privilege", please contact the Trust for further information.

INVESTORS IN OTHER FUND FAMILIES. No sales charge is assessed on purchases of C Shares of a Portfolio with the proceeds of a redemption, within the preceding 60 days, of shares of a mutual fund that imposed on the redeemed shares at the time of their purchase a sales charge equal to or greater than that applicable to the C Shares of that Portfolio. You should contact the Trust for further information and to obtain the necessary forms.

REDUCED INITIAL SALES CHARGES. To qualify for a reduced sales charge, you or your Processing Organization must notify the transfer agent at the time of purchase of your intention to so qualify and you must provide the transfer agent with sufficient information to verify that your purchase qualifies for the reduced sales charges, which are as follows:

                                                                SALES CHARGE
                                                             AS A PERCENTAGE OF
                                               -----------------------------------------------
                                 BROKER-DEALERS'
                                REALLOWANCE AS A
                                  PERCENTAGE OF
AMOUNT OF PURCHASE                                OFFERING PRICE         NET ASSET VALUE         OFFERING PRICE

$25,000 up to $250,00                                  1.5%                   1.52%                   1.50%
$250,000 up to $500,000                               1.25%                   1.27%                   1.25%
$500,000 up to 1,000,000                              1.00%                   1.01%                   1.00%
$1,000,000 and up                                     0.75%                   0.76%                   0.75%


Reduced sales charges may be modified or terminated at any time and are subject to confirmation of your holdings. Further information about reduced sales charges is contained in the SAI.

SELF-DIRECTED 401 PROGRAMS. Purchases of Portfolio shares through self-directed 401(k) programs and other qualified retirement plans offered by Norwest Bank, Forum or their affiliates in accumulated amounts of less than $100,000 are subject to a reduced sales charge applicable to a single purchase of $100,000.

HOW TO BUY SHARES

MINIMUM INVESTMENT

There is a $25,000 minimum initial investment in the Portfolios. There is a $500 minimum for subsequent purchases of Portfolio shares, except for IRA and systematic investing where the subsequent investment minimum is reduced to $150. The investment adviser may in its discretion waive the investment minimums.

PURCHASE PROCEDURES

INITIAL PURCHASES.  THERE ARE THREE WAYS TO PURCHASE SHARES INITIALLY.
                                                            ----------
1. BY MAIL. You may send a check along with a completed account application to the Trust at the address listed under "Account Application". Checks are accepted at full value subject to collection. If a check does not clear, the purchase order is canceled, and you are liable for any losses or fees incurred by the Trust, the transfer agent or the distributor.

         For individual or Uniform Gift to Minors Act accounts, the check used must be made payable to Norwest WealthBuilder II Portfolios ["Portfolio Name"] or to one or more owners of that account and endorsed to Norwest WealthBuilder II Portfolios ["Portfolio Name"]. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, your check to purchase Portfolio shares must be made payable on its face to "Norwest WealthBuilder II Portfolios" ["Portfolio Name"]. No other methods of payment by check are accepted.

2. BY BANK WIRE. You may make an initial investment in a Portfolio using the wire system for transmittal of money among banks. You should first telephone the transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number. You then should instruct your bank to wire the money immediately to:

         NORWEST BANK MINNESOTA, N.A.
         ABA 091 000 019
         FOR CREDIT TO:  NORWEST WEALTHBUILDER II PORTFOLIOS
         0844-131
         RE:      [NAME OF PORTFOLIO]
                  ACCOUNT NO.:
                  ACCOUNT NAME:

         You then should promptly complete and mail the account application form. Your bank may impose a charge on you for transmitting the money by bank wire. The Trust does not charge for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

3. THROUGH FINANCIAL INSTITUTIONS. You may purchase and redeem shares through Processing Organizations. The transfer agent, Forum, and their affiliates may be Processing Organizations. Processing Organizations may receive as a broker-dealer's reallowance a portion of the sales charge paid by their customers who purchase C Shares, may receive payments from Forum with respect to sales of C Shares, and may receive payments as a processing agent from the transfer agent. In addition, financial institutions, including Processing Organizations, may charge you a fee for their services; they are responsible for promptly transmitting purchase, redemption, and other requests to the Portfolios.

         If you purchase shares through a Processing Organization, you are subject to the procedures of that Processing Organization, which may include charges, limitations, investment minimums, cutoff times, and restrictions in addition to, or different from, those applicable to shareholders who invest in a Portfolio directly. You should acquaint yourself with the Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information that the Processing Organization has provided to you. If you purchase Portfolio shares through a Processing Organization, you may or may not be the shareholder of record and, subject to the Processing Organization's and the Portfolios' procedures, you may have Portfolio shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations also may enter purchase orders with payment to follow.

         Certain shareholder services may not be available to you if you have purchased shares through a Processing Organization. You should contact your Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn would provide you with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to you or other customers.

SUBSEQUENT PURCHASES

Subsequent purchases may be made by mailing a check, by sending a bank wire, or through your Processing Organization as indicated above. All payments should clearly indicate your name and account number.

ACCOUNT APPLICATION

You may obtain an account application to open an account by writing the Trust at the following address:

         NORWEST WEALTHBUILDER II PORTFOLIOS
         [NAME OF PORTFOLIO]
         NORWEST BANK MINNESOTA, N.A.
         TRANSFER AGENT
         733 MARQUETTE AVENUE
         MINNEAPOLIS, MN 55479-0040

To participate in shareholder services not referenced on your account application or to change information on your account (such as addresses), please contact the Trust. The Trust reserves the right in the future to modify, limit, or terminate any shareholder privilege upon appropriate notice and to charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate any privilege and participation in any program at any time by writing the Trust.

GENERAL INFORMATION

Portfolio shares are continuously sold on every Portfolio Business Day. The purchase price for Portfolio shares equals their net asset value next-determined after receipt of an order plus any applicable sales charge imposed at the time of purchase.

Portfolio shares are entitled to receive dividends and distributions as of the first Portfolio Business Day after a purchase order is accepted. The Trust reserves the right to reject any purchase order for shares.

HOW TO SELL SHARES

GENERAL INFORMATION

You may sell your Portfolio shares (redeem) at their net asset value on any Portfolio Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Your Portfolio shares are redeemed as of the next determination of the Portfolio's net asset value following receipt by the transfer agent of your redemption order in proper form (and any supporting documentation that the transfer agent may require). You are not entitled to receive dividends declared on your redeemed shares after the day the redemption becomes effective.

Normally, your redemption proceeds are paid immediately, but in no event later than seven days following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase your shares being redeemed has been cleared by your bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers or ACH (Automatic Clearing House). Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address. Your right of redemption may not be suspended nor the payment date postponed for more than seven days after the tender of the shares to a Portfolio, except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Portfolio of its portfolio securities or determination by the Portfolio of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

REDEMPTION PROCEDURES

If you have invested through a Processing Organization, you may redeem your shares through the Processing Organization as described above. If you have invested directly in a Portfolio, you may redeem your shares as described below. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire, you must elect these options by properly completing the appropriate sections of your account application form. These privileges may not be available until several weeks after your application is received.

1. BY MAIL. You may redeem shares by sending a written request to the transfer agent. You must sign all written requests for redemption with signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters".)


2. BY TELEPHONE. If you have elected telephone redemption privileges, you may make a telephone redemption request by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your account number, the exact name in which your shares are registered and the your social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to your record address or, if you have elected wire redemption privileges, wire the proceeds. (See "How to Sell Shares -- Other Redemption Matters".)

3. BY BANK WIRE. For redemptions of more than $5,000, if you have elected wire redemption privileges, you may request a Portfolio to transmit the redemption proceeds by federal funds wire to a bank account you have designated in writing. To request bank wire redemptions by telephone, you also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the transfer agent.

OTHER REDEMPTION MATTERS

To protect against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) instruction to change your record name; (2) modification of a designated bank account for wire redemptions; (3) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan,
(4) dividend and distribution election; (5) telephone redemption; (6) exchange option election or any other option election in connection with your account;
(7) written instruction to redeem shares whose value exceeds $50,000; (8) redemption in an account in which the account address has changed within the last 30 days; (9) redemption when the proceeds are deposited in a Portfolio account under a different account registration; and (10) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.

Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association, or other eligible institution that is authorized to guarantee signatures and is acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

You must  elect  telephone  redemption  or  exchange  privileges.  The Trust and transfer agent will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and transfer agent did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of telephone instructions immediately upon receipt of your confirmation statements. During times of drastic economic or market changes, telephone redemption, and exchange privileges may be difficult to implement. In the event that you are unable to reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Portfolio account whose aggregate net asset value is less than $1,000 immediately following any redemption.

OTHER SHAREHOLDER SERVICES

EXCHANGES

You may exchange your shares for C Shares of the other Norwest WealthBuilder II Portfolios. For information, please contact the transfer agent.

The Portfolios do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Trust reserves the right, however, to limit excessive exchanges by you or to impose a fee per exchange over a minimum amount. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the Portfolio into which you are exchanging.

Exchanges may only be made between identically registered accounts or by opening a new account. You must submit a new account application to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which your exchange is being made. You may only exchange into a Portfolio if that Portfolio's shares may legally be sold in your state of residence.

Under federal tax law, the Portfolios treat an exchange as a redemption and a purchase. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice. (See "Additional Purchase and Redemption Information" in the SAI.)

SALES CHARGES. The exchange of C shares may result in additional sales charges. If you exchange into a Portfolio that imposes an initial sales charge, you must pay an amount equal to any excess of that Portfolio's initial sales charge attributable to the number of shares being acquired in the exchange over any initial sales charge you paid for the shares being exchanged. For example, if you paid a 1% initial sales charge in connection with a purchase of shares and then exchanged those shares into shares of another Portfolio subject to a 1.5% sales charge, you would pay the differential sales charge on the exchange. C shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that applicable to the shares on which the dividends or distributions were paid.

1. EXCHANGES BY MAIL. You may make exchanges by mail by writing to the transfer agent and sending any share certificates for the shares to be exchanged. You must sign all written requests for exchanges and endorse all certificates with signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters".)

2. EXCHANGES BY TELEPHONE. If you have elected telephone exchange privileges, you may make a telephone exchange request by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your account number, the exact name in which your shares are registered and your social security or taxpayer identification number. (See "How to Sell Shares -- Other Redemption Matters".)

AUTOMATIC INVESTMENT PLAN

Under the Portfolios' Automatic Investment Plan, you may authorize monthly amounts of $150 or more to be withdrawn automatically from your designated bank account (other than a passbook savings account) and sent to the transfer agent for investment in Portfolio shares. If you wish to use this plan, you must complete an application, which may be obtained by writing or calling the transfer agent. The Trust may modify or terminate your automatic investment plan in the event that the Trust is unable to settle any transaction with your bank. If the Automatic Investment Plan is terminated before your account totals $25,000, the Trust reserves the right to close your account in accordance with the procedures described under "How to Sell Shares -- Other Redemption Matters".

RETIREMENT ACCOUNTS

The Portfolios may be a suitable investment vehicle for part or all of the assets you hold in Traditional or Roth individual retirement accounts (collectively, "IRAs"). An IRA account application may be obtained by contacting the Trust at 1-800-338-1348 or 1-612-667-8833. Generally, investment earnings in an IRA are tax-deferred until you withdraw them. In the case of a Roth IRA, if certain requirements are met, your investment earnings will not be taxed even when you withdraw them. You generally may make IRA contributions of up to a maximum of $2,000 annually. Only contributions to your Traditional IRAs are tax deductible. However, your deduction may be reduced if you or, in some cases, your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to make contributions to a Roth IRA is restricted if you (or, in some cases, you and your spouse) have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan", established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of the your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of the your earned income or $160,000.

The foregoing discussion regarding IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. You should consult your tax advisors with respect to their specific tax situation as well as with respect to state and local taxes.

AUTOMATIC WITHDRAWAL PLAN

If you have shares in a single account that total $25,000 or more, you may establish an automatic withdrawal plan to provide for the preauthorized payment from your account of $250 or more on a monthly, quarterly, semi-annual, or annual basis. Under the automatic withdrawal plan, sufficient shares in your account are redeemed to provide your periodic payment and any taxable gain or loss is recognized upon redemption of the shares. If you wish to use the withdrawal plan, you may do so by completing an application which may be obtained by writing or calling the transfer agent. The Trust may suspend your withdrawal privileges without notice if your account contains insufficient funds to effect a withdrawal or if your account balance averages less than $25,000 over a period of twelve (12) months.

REOPENING ACCOUNTS

You may reopen an account, without filing a new account application form, at any time within one year after the your account is closed, provided that the information on the account application form on file with the Trust is still current.

DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of each Portfolio's net investment income are declared and paid annually. Distributions of any net capital gain realized by a Portfolio are distributed annually.

You may choose to have dividends and distributions of a Portfolio reinvested in shares of that Portfolio (the "Reinvestment Option") or to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of certain series of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a series of the Trust.

Under the Reinvestment Option, all of a Portfolio's dividends and distributions are automatically invested in additional shares of that Portfolio. All dividends and distributions are reinvested at a Portfolio's net asset value as of the payment date of the dividend or distribution. You are assigned this option unless you select another option. Under the Cash Option, all dividends and distributions are paid to you in cash. Under the Directed Dividend Option, if you own shares of a Portfolio totaling $25,000 or more in a single account, you may elect to have all dividends and distributions reinvested in shares of another series of the Trust, provided that those shares are eligible for sale in your state of residence. For further information concerning the Directed Dividend Option, please contact the transfer agent.

TAX MATTERS

Each Portfolio intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As such, no Portfolio will be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because each Portfolio intends to distribute all of its net investment income and any net capital gain each year, each Portfolio should thereby avoid all federal income and excise taxes.

Dividends paid by a Portfolio out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in a Portfolio. Distributions of net capital gain may be taxable at different rates depending on the length of time a Portfolio holds its assets. If you hold shares for six months or less and during that period receive a distribution of net capital gain, any loss realized on the sale of the shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends and distributions reduce the net asset value of the Portfolio paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after your purchase of shares, although in effect a return of capital to you, will be taxable to you as described above.

Dividends or distributions received by a shareholder that is exempt from federal income tax, such as a qualified pension plan, generally will not be taxable to that shareholder.

To the extent a Portfolio or one of its Underlying Funds invests in the stock of domestic issuers, dividends received by corporate shareholders of the Portfolio may qualify for the dividends received deduction for corporations. The amount of such dividends eligible for the dividends received deduction is limited to the amount of qualifying dividends from domestic corporations received during a Portfolio's fiscal year.

Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to you if you fail to provide the Portfolio with a correct taxpayer identification number or to make required certifications, or if you are subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Portfolio will be mailed to shareholders shortly after the close of each calendar year.

OTHER INFORMATION

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to a fund and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Norwest and any bank or other bank affiliate also may perform Processing Organization or similar services for the Portfolios and their shareholders. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Portfolios could occur and you, if you were serviced by the bank or bank affiliate, might no longer be able to avail yourself of those services. It is not expected that you would suffer any adverse financial consequences as a result of any of these occurrences.

DETERMINATION OF NET ASSET VALUE

The Portfolios determine the net asset value of their shares as of 4:00 p.m., Eastern time, on each Portfolio Business Day by dividing the value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or pursuant to procedures approved by the Board. The Portfolios only determine net asset value on Portfolio Business Days.

The Underlying Funds are valued at their respective net asset values as determined by those funds. The Underlying Funds that are money market funds value their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The other Underlying Funds value their portfolio securities based on market quotes if they are readily available.

European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Portfolio Business Day. Trading in foreign securities, however, may not take place on all Portfolio Business Days or may take place on days that are not Portfolio Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Portfolio or Underlying Fund may make an adjustment to the value of the securities for purposes of determining net asset value.

All assets and liabilities denominated in foreign currencies are converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank prior to the time of conversion.

PERFORMANCE INFORMATION

A Portfolio may quote performance in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. To calculate standardized yield, a Portfolio takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the 30-day period. A Portfolio's total return shows its overall change in value, including changes in share price and assuming all the Portfolio's dividends and distributions are reinvested. A cumulative total return reflects a Portfolio's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Portfolio's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Portfolios' returns, you should recognize that they are not the same as actual year-by-year results. Published yield quotations are, and total return figures may be, based on amounts invested in a Portfolio net of applicable sales charges. A computation of yield or total return that does not take into account sales charges will be higher than a similar computation that takes into account payment of sales charges.

The Portfolios' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., and IBC Financial Data, Inc. In addition, the performance of a Portfolio may be compared to securities indices. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of a Portfolio that invests its assets using different investment styles. Indices are not used in the management of a Portfolio but rather are standards by which the investment adviser and shareholders may compare the performance of the Portfolio to an unmanaged composite of securities with similar, but not identical, characteristics as the Portfolio. This material is not to be considered representative or indicative of future performance. All performance information for a Portfolio is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as a Portfolio) and may divide portfolios or series into classes of shares (such as C Shares); the costs of doing so is borne by the Trust or

Portfolio in accordance with the Trust Instrument. Currently the authorized shares of the Trust are divided into 39 separate series.

SHAREHOLDER VOTING and OTHER RIGHTS. Each share of each series or class thereof of the Trust has equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of a class (and certain other expenses such as transfer agency and administration expenses) may be borne solely by those shares and each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the fund or class and other matters for which separate fund or class voting is appropriate under applicable law. Generally, shares are voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. You may redeem shares at net asset value. If you hold shares in a series, you are entitled to your pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Each Portfolio reserves the right to seek to achieve its investment objective by investing all of its assets in one or more registered investment companies having a substantially similar investment objective and policies.

From time to time certain shareholders may own a large percentage of the shares of a Portfolio and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIOS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIOS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE

                             NORWEST ADVANTAGE FUNDS





                           READY CASH INVESTMENT FUND
                                 Exchange Shares

                                   PROSPECTUS

                                 October 1, 1998



































AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       OVERVIEW

The following is a summary of information about the Fund. Before investing, you should read the prospectus and consider the discussion under INVESTMENT OBJECTIVES, POLICIES AND RISKS.

The Fund is not a complete or balanced investment program, but can serve as a part of your overall investment program.

THE FUND AT A GLANCE


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OBJECTIVE                         PRIMARY INVESTMENTS

High current income,              High-quality money market instruments of
preservation of capital and       U.S. and foreign issuers.
liquidity


CLASS OF SHARES

This prospectus offers Exchange Shares of the Fund. You may purchase Exchange Shares only through exchanges of B Shares of other funds of Norwest Advantage Funds. Exchange Shares are offered at net asset value. If you redeem Exchange Shares, you pay a contingent deferred sales charge. The amount of the charge depends on the length of time you have held the shares.

FUND STRUCTURES

The Fund invests in another fund identified in this prospectus as a Portfolio. Except when necessary to describe the Fund's investments in the Portfolio, this prospectus discusses the Fund's investments in the Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUND

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the Portfolio's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $29 billion in assets. This prospectus generally refers to Norwest as the Adviser.

The FORUM FINANCIAL GROUP of companies provide management, administrative and underwriting services to the Funds.

PURCHASE OF SHARES

Exchange Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

EXCHANGES

You may exchange Exchange Shares for B Shares of other funds of Norwest Advantage Funds.

DISTRIBUTIONS

The Fund pays distributions of net investment income monthly.

RISK FACTORS

Investments in the Fund are subject to risk and may decline in value. If you invest in the Fund, the income you receive will vary with changes in interest rates. In addition, the Fund's investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest and principal on its obligations when due. The Fund also has the risk that it may not be able to maintain a stable net asset value of $1.00 per share.

The Fund has the risk that the Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole.

EXPENSE INFORMATION

The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales charge imposed on purchases
     (as a percentage of offering price)                                    Zero
    Maximum deferred sales charge
     (as a percentage of the lesser of original
     purchase price or redemption proceeds)                              4.0%(1)


ANNUAL FUND OPERATING EXPENSES(2)(6)
         (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     Investment Advisory Fees                                       None
     Rule 12b-1 Fees (after fee waivers)(3)                        0.75%
     Other Expenses (after  reimbursements)                        0.42%
     Investment  Advisory Fees - Portfolio(4)                      0.33%
     Other Expenses - Portfolio  (after  reimbursements)           0.07%
     TOTAL OPERATING EXPENSES (after reimbursements)(5)            1.57%



(1) The amount of the contingent deferred sales charge applicable to any Exchange Share will depend upon the deferred sales charges of the B Shares originally purchased. The maximum possible contingent deferred sales charge is 4.0%. The charge declines from the maximum each year following the original purchase of B Shares until it reaches zero.
(2)  The Fund bears its pro rata share of the Portfolio's expenses.
(3)  Absent fee waivers, Rule 12b-1 Fees would be 1.00%.
(4) Investment Advisory Fees - Portfolio reflects the investment advisory fee of the Portfolio, which, absent fee waivers, would be 0.34%.
(5) Norwest and Forum Financial Group have agreed to waive their respective fees or reimburse expenses in order to maintain the Fund's total combined operating expenses at or below 1.57%. Any reduction of those waivers or reimbursements would require review by the Fund's Board of Trustees.

(6) Absent estimated expense reimbursements and fee waivers, the expenses of Exchange Shares would be: Other Expenses, 4.00%; and Total Operating Expenses, 5.50%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.


EXAMPLE

The following hypothetical example indicates the dollar amount of expenses that you would pay, assuming a $1,000 investment in the Fund's Shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                                         1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                         ------       -------       -------       --------
Assuming redemption at the end of the period              $56           $80           $106          $187
Assuming no redemption                                    $16           $50           $86           $187


2.  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 10 years or since inception of the class. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick, LLP independent auditors, whose report dated July 21, 1998 about the Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.

                                                             Ready Cash Investment Fund
                                      --------------------------------------------------------------------------
                                                             Year Ended                               Period
                                                               May 31,                             Ended May 31,

                                      .........................................................    .............
                                                     ------------  . -----------
                                         1998           1997            1996           1995          1994(a)
                                      -----------    ------------    -----------    -----------    -------------

Beginning Net Asset Value per Share      $1.00          $1.00           $1.00         $1.00          $1.00
Net Investment Income                     0.050          0.040           0.043         0.038          0.001
Net Realized and Unrealized Loss on
   Investments                           (0.008)
Dividends from Net Investment Income     (0.042)        (0.040)         (0.043)       (0.038)        (0.001)
Ending Net Asset Value per Share         $1.00          $1.00           $1.00         $1.00          $1.00
Ratios to Average Net Assets:
   Expenses(b)                            1.56%          1.57%           1.57%         1.57%          1.53%(c)
   Net Investment Income                  4.21%          4.03%           4.32%         3.62%          2.48%(c)
Total Return                              4.29%          4.09%           4.38%         3.69%          2.51%(c)
Net Assets at End of Period (000s        $337           $655            $129           $160           $151
omitted)
------------------------------------- ----------- -- ------------

(a)  The Fund commenced the offering of Exchange Shares on May 9, 1994.
(b) During the periods, various fees and expenses were waived and reimbursed, respectively. Had these waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:
           Expenses                   5.57%    5.66%    8.24%   6.32%   1.85%(c)
(c)  Annualized.

--------------------------------------------------------------------------------
3.  GLOSSARY
--------------------------------------------------------------------------------

This Glossary of frequently used terms will help you understand the discussion of the Fund's objectives, policies and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Term                                Definition
----                                ----------
Board                               The Board of  Trustees  of Norwest Advantage
                                    Funds.

CDSC                                Contingent deferred sales charge.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's Corporation, that rates fixed-income securities and money market mutual funds by relative credit risk.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. Government Security            A  security   issued  or  guaranteed  as  to
                                    principal   and    interest   by   the  U.S.
                                    Government,     its    agencies    or    its
                                    instrumentalities.


--------------------------------------------------------------------------------
4.  INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund's investments are made under the requirements of an SEC rule governing the investments that money market funds may make. The Fund invests only in high-quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Fund may invest in securities with fixed, variable or floating rates of interest.

High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in 1 of the 2 highest rating categories by 2 NRSROs or, if only 1 NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. The Fund invests at least 95% of its total assets in securities in the highest rating category.

The Fund invests in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, municipal securities and corporate debt securities. The Fund seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO.

The Fund may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks and wholly-owned banking-related subsidiaries of foreign banks. The Fund limits its investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

The Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies and their subsidiaries. The Fund may not invest more than 25% of its total assets in any other single industry.

The Fund has the following types of primary risks, which are listed in alphabetical order:


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

FOREIGN RISK. The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

INTEREST RATE RISK. The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in the Fund is subject to risk even if all the fixed-income securities in the Fund's portfolio are paid in full at maturity.

5.  MANAGEMENT OF THE FUND

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for the Portfolio. In this capacity, Norwest makes investment decisions for and administers the Portfolio's investment programs. Norwest receives an investment advisory fee from the Portfolio
NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479.


PORTFOLIO MANAGERS: David D. Sylvester, Laurie R. White and Robert G. Leuty are primarily responsible for the day-to-day management of the Fund's investments. They became portfolio managers for the Portfolio in 1987, 1991 and 1998, respectively. Mr. Sylvester has been associated with Norwest and Norwest Bank since 1979, and currently is a Managing Director - Reserve Asset Management. Ms. White is a Director-Reserve Asset Management and has been associated with Norwest or Norwest Bank since 1991. Mr. Leuty has been associated with Norwest or Norwest Bank since 1992, has been associated in various investment management capacities since 1993 and has been in his present capacity of Senior Portfolio Manager since 1998.

ADVISORY FEE: The Adviser receives 0.40% annually of the Portfolio's first $300 million of average daily net assets; 0.36% annually for the next $400 million of average daily net assets; and 0.32% annually for the remaining average daily net assets.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by the Fund. Norwest does not receive any compensation under this arrangement as long as the Fund invests entirely in a Portfolio or Portfolios. If the Fund redeems its assets from the Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

OTHER FUND SERVICES

The FORUM FINANCIAL GROUP of companies provide managerial, administrative and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, distribution disbursing agent and custodian.


6.       CHARACTERISTICS OF EXCHANGE SHARES


Exchange Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.

If you redeem Exchange Shares, there will be a CDSC on the redemption to the extent that there would be a CDSC if you were redeeming the B Shares you originally purchased. The amount of the CDSC will vary depending which fund's shares you originally purchased and the number of years between the purchase of those shares and the redemption of the Exchange Shares. You will pay the CDSC on the lesser of the cost of the B Shares originally purchased and the net asset value of the Exchange Shares upon redemption. There is no CDSC on Exchange Shares purchased through reinvestments of distributions.

The Fund will redeem shares so that you pay the lowest possible CDSC. Redemptions will automatically be made first from any Investor Shares in the Fund, second from Exchange Shares acquired pursuant to reinvestment of distributions, third from Exchange Shares which have been held for long enough so that there is no applicable CDSC and fourth from the longest outstanding remaining Exchange Shares.

CONVERSION FEATURE. Exchange Shares will automatically convert to Investor Shares of the Fund (a class of the Fund's shares that does not have a CDSC or distribution fees) when the B Shares you originally purchased would have converted to A Shares had they not been exchanged. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, the Fund will consider Exchange Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any Exchange Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, Exchange Shares might continue to pay their distribution fee indefinitely.

9.       PURCHASE AND REDEMPTION OF SHARES

You may exchange for or redeem shares at a price equal to their net asset value next determined, subject in the case of redemptions to a CDSC, after receipt of your exchange order or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You  may  exchange  for  Exchange   Shares   directly  or  through  a  financial
institution. The Fund's transfer agent processes all transactions in Fund shares. Exchange Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Your shares become eligible to receive distributions on the day that your exchange order is received in proper form.

The Fund reserves the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

The Fund must receive purchase and redemption orders before the times indicated below. Times indicated are Eastern Time.

    order must be        payment must be
     received by           received by

     3:00 p.m.             4:00 p.m.

The Fund may advance the time by which purchase or redemption orders and payments must be received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or other circumstances affect the Fund's trading hours.

PURCHASING SHARES DIRECTLY

If you exchange B Shares for Exchange Shares, you will have an account opened automatically. Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

EXCHANGES BY MAIL. You may exchange B Shares for the Fund's Exchange Shares by sending a written request accompanied by any share certificates you have been issued to Norwest Advantage Funds at the following address:

                           Norwest Advantage Funds
                           Ready Cash Investment Fund, Exchange Shares
                           Norwest Bank Minnesota, N.A.
                           Transfer Agent
                           733 Marquette Avenue
                           Minneapolis, MN 55479-0040

Sign all requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have elected telephone exchange privileges, you may exchange B Shares for Exchange Shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

EXCHANGES THROUGH FINANCIAL INSTITUTIONS

You may exchange and redeem shares through certain broker-dealers, banks and other financial institutions. When you exchange for the Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent exchanges in writing, by telephone or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Exchange Shares on any Fund Business Day at their net asset value subject to a CDSC in the amount you would have had to pay if you had not exchanged your original B Shares. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions on the day on which the redemption is effective.

Redemption orders are accepted up to the times indicated above for acceptance of exchange orders. As described above, the Fund may advance the times for receipt of redemption orders.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless (1) your bank has not cleared the check originally used to purchase shares (which may take up to 15 days), (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Fund and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Fund and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, the Fund may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in the Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should contact the transfer agent to elect those features. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request the Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank wire redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange Exchange Shares for B Shares of the funds of Norwest Advantage Funds that offer B Shares. Call or write the transfer agent for more information.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Fund, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the fund into which you are exchanging.

You may exchange Fund shares without paying a CDSC. If you redeem shares you received in an exchange, the CDSC will be calculated as if you never exchanged the shares you originally purchased.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase of shares. The Fund may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.


8.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

The Fund declares distributions of net investment income daily and pays distributions monthly. The Fund distributes net capital gain, if any, at least annually.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.


* Under the Reinvestment Option, all distributions are automatically invested in additional shares of the Fund. You are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of the Fund's shares in a single account, you can have the Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution.

TAX MATTERS

The Funds are managed so that they do not owe federal income or excise taxes. The Fund's distributions of net investment income (including net short-term capital gain) are taxable as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. The Fund's income from foreign investments may be subject to foreign income or other taxes.

9.       OTHER INFORMATION


INVESTMENT POLICIES

Except as otherwise indicated, the Board may change the Fund's investment policies without shareholder approval. The Fund's investment objective requires shareholder approval to amend.



DOWNGRADED SECURITIES

The Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund.


YEAR 2000 AND EURO

The Funds could be adversely affected if the computer systems used by the Adviser and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.



DETERMINATION OF NEW ASSET VALUE

The Fund determines its net asset value at 3:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

In order to maintain net asset value per share at $1.00, the Fund values its portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of the Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The Fund bears its pro rata portion of the expenses of the Portfolio. The Board may redeem the Fund's investment in the Portfolio. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. The Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.



If you would like more information about the Fund and its investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Fund's statement of additional information, or "SAI," contains detailed information about the Fund, such as its investments, management and organization. It is incorporated into this prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about the Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker or trust officer, by contacting Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling 1-800-xxx-xxxx or 1-207-879-0001.

The Fund's reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Fund is 811-4881.


#25928 v.1

                            NORWEST ADVANTAGE FUNDS





                           READY CASH INVESTMENT FUND
                             Public Entities Shares

                                   PROSPECTUS

                                 October 1, 1998





























AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


1.       OVERVIEW

The following is a summary of information about the Fund. Before investing, you should read the prospectus and consider the discussion under Investment Objectives, Policies and Risks.

The Fund is not a complete or balanced investment program, but can serve as a part of your overall investment program.

THE FUND AT A GLANCE

--------------------------------------------------------------------------------
OBJECTIVE                         PRIMARY INVESTMENTS
--------------------------------------------------------------------------------
High current income,              High-quality money market instruments of
preservation of capital and       U.S. and foreign issuers.
liquidity

CLASS OF SHARES

This prospectus offers Public Entities Shares of the Fund. Public Entities Shares are designed primarily for Minnesota public entities-- including county treasuries, school and water/sewer districts and other public entities.

FUND STRUCTURES

The Fund invests in another fund identified in this prospectus as a Portfolio. Except when necessary to describe the Fund's investments in the Portfolio, this prospectus discusses the Fund's investments in the Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUND

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the Portfolio's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $[ ] billion in assets. This prospectus generally refers to Norwest as the Adviser.

The FORUM FINANCIAL GROUP of companies provide management, administrative and underwriting services to the Funds.

PURCHASE AND REDEMPTION OF SHARES

You may purchase or redeem shares without sales or other charges. Public Entities Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

EXCHANGES

You may exchange your shares for shares of certain other funds of Norwest Advantage Funds.

DISTRIBUTIONS

The Fund pays distributions of net investment income monthly.

RISK FACTORS

Investments in the Fund are subject to risk and may decline in value. If you invest in the Fund, the income you receive will vary with changes in interest rates. In addition, the Fund's investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest and principal on its obligations when due. The Fund also has the risk that it may not be able to maintain a stable net asset value of $1.00 per share.

The Fund has the risk that the Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole.

EXPENSE INFORMATION

The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in the Fund. There are no transaction charges for purchasing, redeeming or exchanging shares. Public Entities Shares do not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES(1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


Investment Advisory Fee(after fee waivers)(2)                             0.33%
Other Expenses (after fee waivers and reimbursements)(3)                  0.22%
                                                                          -----
Total Operating Expenses (after fee waivers and reimbursements)(3)        0.55%


(1) The expenses are estimated. The Fund indirectly bears its pro rata share of the Portfolio's expenses.
(2) Investment Advisory Fee reflects the investment advisory fee incurred by the Portfolio.
(3) Absent estimated expense reimbursements and fee waivers, the expenses would be: Other Expenses, 0.56% and Total Operating Expenses, 0.89%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.


EXAMPLE

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in the Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

          1 YEAR            3 YEARS           5 YEARS          10 YEARS
          ------            -------           -------          --------
            $6                 18                31               69

2. GLOSSARY

This Glossary of frequently used terms will help you understand the discussion of the Fund's objectives, policies and risks. Defined terms are capitalized when used in this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Term                                Definition
----                                -----------
Board                               The Board of Trustees of  Norwest  Advantage
                                    Funds.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's Corporation, that rates fixed-income securities and preferred stock by relative credit risk. NRSROs also rate money market mutual funds.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. Government Security            A   security  issued  or  guaranteed  as  to
                                    principal   and   interest   by   the   U.S.
                                    Government,    its    agencies    or     its
                                    instrumentalities.

--------------------------------------------------------------------------------
3.  INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund's investments are made under the requirements of an SEC rule governing the investments that money market funds may make. The Fund invests only in high-quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Fund may invest in securities with fixed, variable or floating rates of interest.

High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in 1 of the 2 highest rating categories by 2 NRSROs or, if only 1 NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. The Fund invests at least 95% of its total assets in securities in the highest rating category.

The Fund invests in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, municipal securities and corporate debt securities. The Fund seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO.

The Fund may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks and wholly-owned banking-related subsidiaries of foreign banks. The Fund limits its investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

The Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies and their subsidiaries. The Fund may not invest more than 25% of its total assets in any other single industry.

The Fund has the following types of primary risks, which are listed in alphabetical order:

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

FOREIGN RISK. The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

INTEREST RATE RISK. The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in the Fund is subject to risk even if all the fixed-income securities in the Fund's portfolio are paid in full at maturity.

4.  MANAGEMENT OF THE FUND

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for the Portfolio. In this capacity, Norwest makes investment decisions for and administers the Portfolio's investment programs. Norwest receives an investment advisory fee from the Portfolio.
NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479.

PORTFOLIO MANAGERS: David D. Sylvester, Laurie R. White and Robert G. Leuty are primarily responsible for the day-to-day management of the Fund's investments. They became portfolio managers for the Portfolio in 1987, 1991 and 1998, respectively. Mr. Sylvester has been associated with Norwest and Norwest Bank since 1979, and currently is a Managing Director - Reserve Asset Management. Ms. White is a Director-Reserve Asset Management and has been associated with Norwest or Norwest Bank since 1991. Mr. Leuty has been associated with Norwest or Norwest Bank since 1992, has been associated in various investment management capacities since 1993 and has been in his present capacity of Senior Portfolio Manager since 1998.

ADVISORY FEE: The Adviser receives 0.40% annually of the Portfolio's first $300 million of average daily net assets; 0.36% annually for the next $400 million of average daily net assets; and 0.32% annually for the remaining average daily net assets.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by the Fund. Norwest does not receive any compensation under this arrangement as long as the Fund invests entirely in a Portfolio or Portfolios. If the Fund redeems its assets from the Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

OTHER FUND SERVICES

The FORUM FINANCIAL GROUP of companies provide managerial, administrative and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, distribution disbursing agent and custodian.

5.       PURCHASES AND REDEMPTIONS OF SHARES

You may purchase or redeem shares at a price equal to their net asset value next determined after receipt of your purchase order or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Fund's transfer agent processes all transactions in Fund shares.

You may purchase and redeem Fund shares without a sales or redemption charge. Public Entities Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments. Your shares become eligible to receive distributions on the day that your purchase order is received in proper form.

The Fund reserves the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

Your order will not be complete until the Fund receives immediately available funds. The Fund must receive purchase and redemption orders before the times indicated below. Times indicated are Eastern Time.

    order must be        payment must be
     received by           received by
     -----------           -----------
      3:00 p.m.             4:00 p.m.

The Fund may advance the time by which purchase or redemption orders and payments must be received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or other circumstances affect the Fund's trading hours.

PURCHASE PROCEDURES

PURCHASING SHARES DIRECTLY

         You may obtain an account application by writing Norwest Advantage Funds at the following address:

                           Norwest Advantage Funds
                           Ready Cash Investment Fund, Public Entities Shares Norwest Bank Minnesota, N.A.
                           Transfer Agent
                           733 Marquette Avenue
                           Minneapolis, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Fund's distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE You must first telephone the Fund's transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment by bank wire. Then instruct your bank to wire your money immediately to:

                           Norwest Bank Minnesota, N.A.
                           A091 000 019
                           For Credit to: Norwest Advantage Funds 0844-131

                          Re: Ready Cash Investment Fund, Public Entities Shares Account No.:
                          Account Name:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Fund does not charge for the receipt of wire transfers. The Fund treats payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase the Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions on the day on which the redemption is effective.

Redemption orders are accepted up to the times indicated above for acceptance of purchase orders. As described above, the Fund may advance the times for receipt of redemption orders.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless (i) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (iv) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Fund and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Fund and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, the Fund may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $100,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in the Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request the Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange Public Entities Shares for shares of other funds of Norwest Advantage Funds. Call or write the transfer agent for more information.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Fund, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase of shares. The Fund may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

          6.      DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

The Fund declares distributions of net investment income daily and pays distributions monthly. The Fund distributes net capital gain, if any, at least annually.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.

* Under the Reinvestment Option, all distributions are automatically invested in additional shares of the Fund. You are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of the Fund's shares in a single account, you can have the Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

     All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution.

TAX MATTERS

The Funds are managed so that they do not owe Federal income or excise taxes. The Fund's distributions of net investment income (including net short-term capital gain) are taxable as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. The Fund's income from foreign investments may be subject to foreign income or other taxes.

7.       OTHER INFORMATION

--------------------------------------------------------------------------------
INVESTMENT POLICIES
--------------------------------------------------------------------------------

Except as otherwise indicated, the Board may change the Fund's investment policies without shareholder approval. The Fund's investment objective requires shareholder approval to amend.


--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------

The Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund.


--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------

The Funds could be adversely affected if the computer systems used by the Adviser and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund determines its net asset value at 3:00p.m., Eastern Time, on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

In order to maintain net asset value per share at $1.00, the Fund values its portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of the Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

The Fund bears its pro rata portion of the expenses of the Portfolio. The Board may redeem the Fund's investment in the Portfolio. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. The Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE

If you would like more information about the Fund and its investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Fund's statement of additional information, or "SAI," contains detailed information about the Fund, such as its investments, management and organization. It is incorporated into this prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about the Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker or trust officer, by contacting Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling 1-800-xxx-xxxx or 1-207-879-0001.

The Fund's reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Fund is 811-4881.


























                             NORWEST ADVANTAGE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION




                                 OCTOBER 1, 1998





--------------------------------------------------------------------------------

CASH INVESTMENT FUND                        MINNESOTA INTERMEDIATE TAX-FREE FUND
READY CASH INVESTMENT FUND                  MINNESOTA TAX-FREE FUND
U.S. GOVERNMENT FUND                        MODERATE BALANCED FUND
TREASURY PLUS FUND                          GROWTH BALANCED FUND
TREASURY FUND                               AGGRESSIVE BALANCED-EQUITY FUND
MUNICIPAL MONEY MARKET FUND                 INDEX FUND
STABLE INCOME FUND                          INCOME EQUITY FUND
LIMITED TERM GOVERNMENT INCOME FUND         VALUGROWTH (SM)STOCK FUND
INTERMEDIATE GOVERNMENT INCOME FUND         DIVERSIFIED EQUITY FUND
DIVERSIFIED BOND FUND                       GROWTH EQUITY FUND
INCOME FUND                                 LARGE COMPANY GROWTH FUND
TOTAL RETURN BOND FUND                      DIVERSIFIED SMALL CAP FUND
STRATEGIC INCOME FUND                       SMALL COMPANY STOCK FUND
LIMITED TERM TAX-FREE FUND                  SMALL CAP OPPORTUNITIES FUND
TAX-FREE INCOME FUND                        SMALL COMPANY GROWTH FUND
COLORADO TAX-FREE FUND                      INTERNATIONAL FUND

                             NORWEST ADVANTAGE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1998


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:                     DISTRIBUTION:
         Norwest Bank Minnesota, N.A.             Forum Financial Services, Inc.
         Transfer Agent                           Manager and Distributor
         733 Marquette Avenue                     Two Portland Square
         Minneapolis, MN  55479-0040              Portland, Maine 04101
         (612) 667-8833/(800) 338-1348            (207) 879-1900

Norwest   Advantage  Funds  is  registered  with  the  Securities  and  Exchange
Commission as an open-end management investment company under the Investment Company Act of 1940, as amended.

This Statement of Additional Information supplements the Prospectuses dated October 1, 1998, as may be amended from time to time, offering the following classes of shares of the series of Norwest Advantage Funds: Cash Investment Fund, Ready Cash Investment Fund (Public Entities Shares, Investor Shares and Exchange Shares), U.S. Government Fund, Treasury Plus Fund, Treasury Fund, Municipal Money Market Fund (Institutional Shares and Investor Shares), A Shares, B Shares and I Shares of Stable Income Fund, I Shares of Limited Term Government Income Fund, A Shares, B Shares, and I Shares of Intermediate
Government Income Fund, I Shares of Diversified Bond Fund, A Shares, B Shares and I Shares of Income Fund and Total Return Bond Fund, I Shares of Strategic Income Fund and Limited Term Tax Free Fund, A Shares, B Shares and I Shares of Tax-Free Income Fund and Colorado Tax-Free Fund, I Shares of Minnesota
Intermediate Tax-Free Fund, A Shares, B Shares and I Shares of Minnesota Tax-Free Fund, I Shares of Moderate Balanced Fund, A Shares, B Shares, C Shares and I Shares of Growth Balanced Fund, I Shares of Aggressive Balanced Equity Fund and Index Fund, A Shares, B Shares, C Shares and I Shares of Income Equity Fund, A Shares, B Shares and I Shares of ValuGrowth Stock Fund, A Shares, B Shares, C Shares and I Shares of Diversified Equity Fund and Growth Equity Fund, I Shares of Large Company Growth Fund and Diversified Small Cap Fund, A Shares, B Shares and I Shares of Small Company Stock Fund and Small Cap Opportunities Fund, I Shares of Small Company Growth Fund and A Shares, B Shares and I Shares of International Fund.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH A CORRESPONDING PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE DISTRIBUTOR AT THE ADDRESS LISTED ABOVE.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
         Introduction

         1.  Investment Policies
                  Security Ratings Information
                  Money Market Fund Matters
                  Fixed Income Investments
                  Mortgage-Backed And Asset-Backed  Securities
                  Interest Rate Protection Transactions
                  Hedging And Option Income Strategies
                  Foreign Currency Transactions
                  Equity Securities and Additional Information Concerning the Equity Funds
                  Illiquid Securities and Restricted Securities
                  Borrowing And Transactions Involving Leverage
                  Repurchase Agreements
                  Temporary Defensive Position

         2.  Information Concerning Colorado and Minnesota
                  Colorado
                  Minnesota

         3.  Investment Limitations
                  Fundamental Limitations
                  Non-Fundamental Limitations

         4.  Performance and Advertising Data
                  SEC Yield Calculations
                  Total Return Calculations
                  Multiclass, Collective Trust Fund and Core-Gateway Performance Other Advertisement Matters

         5.  Management
                  Trustees and Officers
                  Investment Advisory Services
                  Management and Administrative Services
                  Distribution
                  Transfer Agent
                  Custodian
                  Portfolio Accounting
                  Expenses

         6.  Portfolio Transactions

         7. Additional Purchase and Redemption Information Statement of Intention Exchanges Redemptions Contingent Deferred Sales Charge (A Shares) Contingent Deferred Sales Charge (A Shares and B Shares) Conversion of B Shares and Exchange Shares

                                                 TABLE OF CONTENTS

                                                                            Page
                                                                            ----
         8.  Taxation


         9. Additional Information About the Trust and the Shareholders of the Funds
                    Determination of Net Asset Value - Money Market Funds Counsel and Auditors
                    General  Information
                    Shareholdings
                    Financial Statements
                    Registration Statement

         Appendix A - Description of Securities Ratings                  A-1

         Appendix B - Miscellaneous Tables                               B-1
                  Table 1 - Investment Advisory Fees                     B-
                  Table 2 - Management Fees                              B-
                  Table 3 - Distribution Fees                            B-
                  Table 4 - Sales Charges                                B-
                  Table 5 - Accounting Fees                              B-
                  Table 6 - Commissions                                  B-
                  Table 7 - 5% Shareholders                              B-

         Appendix C - Performance Data                                   C-1
                  Table 1 - Money Market Fund                            C-1
                  Table 2 - Yields                                       C-1
                  Table 3 - Total Returns                                C-

         Appendix D - Other Advertisement Matters                        D-1

                                  INTRODUCTION

GLOSSARY

          "Adviser" means Norwest, Schroder or a Subadviser.

          "Board" means the Board of Trustees of the Trust.

          "Balanced Fund" means Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund.

          "CFTC" means the U.S. Commodities Futures Trading Commission.

          "Code" means the Internal Revenue Code of 1986, as amended.

          "Core Portfolio" means Prime Money Market Portfolio, Money Market Portfolio, Positive Return Bond Portfolio, Stable Income Portfolio, Managed Fixed Income Portfolio, Strategic Value Bond Portfolio, Index Portfolio, Income Equity Portfolio, Large Company Growth Portfolio, Disciplined Growth Portfolio, Small Company Growth Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Cap Value Portfolio, Small Cap Index Portfolio and International Portfolio, series of Core Trust, and Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio, two series of Schroder Core.

          "Core Trust" means Core Trust (Delaware), an open-end, management investment company registered under the 1940 Act.

          "Core Trust Board" means the Board of Trustees of Core Trust.

          "Crestone" means Crestone Capital Management, Inc., the investment subadvisor to Small Company Stock Portfolio, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and Small Company Stock Fund.

          "Custodian" means Norwest Bank acting in its capacity as custodian of a Fund.

          "Equity Fund" means Income Equity Fund, Index Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund and International Fund.

          "FAS" means Forum Administrative Services, Limited Liability Company, the Trust's administrator.

          "Fitch" means Fitch IBCA, Inc.

          "Forum"   means  Forum   Financial   Services,   Inc.,   a  registered
          broker-dealer and distributor of the Trust's shares.

          "Forum Accounting" means Forum Accounting Services, Limited Liability Company, the Trust's fund accountant.

          "Fund" means each of the thirty-two separate series of the Trust to which this SAI relates as identified on the cover page.

          "Galliard" means Galliard Capital Management, Inc., the investment subadviser to Stable Income Portfolio, Strategic Value Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Fund, Diversified Bond Fund,

          Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund.

          "Income Funds" means Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund and Total Return Bond Fund.

          "Money Market Funds" means Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund and Municipal Money Market Fund.

          "Moody's" means Moody's Investors Service.

          "Norwest" means Norwest Investment Management, Inc., the investment adviser to each Fund and each Core Portfolio except Schroder U.S. Smaller Companies Portfolio, International Portfolio and Schroder EM Core Portfolio.

          "Norwest Bank" means Norwest Bank Minnesota, N.A.

          "NRSRO" means a nationally recognized statistical rating organization.

          "Peregrine" means Peregrine Capital Management, Inc., the investment subadviser to Positive Return Bond Portfolio, Small Company Value Portfolio, Large Company Growth Portfolio, Small Company Growth
          Portfolio, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund.

          "Schroder" means Schroder Capital Management Inc., the investment subadviser to Diversified Equity Fund, Growth Equity Fund, International Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund and investment adviser to Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio.

          "Schroder   Advisors"   means   Schroder  Fund  Advisors   Inc.,   the
          administrator  to  Schroder  U.S.  Smaller  Companies   Portfolio  and
          Schroder EM Core Portfolio.

          "Schroder Core" means Schroder Capital Funds, an open-end, management investment company registered under the 1940 Act.

          "Schroder Core Board" means the Board of Trustees of Schroder Core.

          "SEC" means the U.S. Securities and Exchange Commission.

          "S&P" means Standard & Poor's.

          "Smith" means Smith Asset Management Group, L.P.

          "Stock  Index  Futures"   means  futures   contracts  that  relate  to
          broadly-based stock indices.

          "Subadviser" means Crestone Capital Management, Inc., Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management Inc. and Smith Asset Management Group, L.P.

          "Tax Free Income Fund" means each of Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund.

          "Transfer Agent" means Norwest Bank acting in its capacity as transfer and dividend disbursing agent of a Fund.

          "Trust" means Norwest Advantage Funds.

          "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

          "1933 Act" means the Securities Act of 1933, as amended.

          "1940 Act" means the Investment Company Act of 1940, as amended.



The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986. On July 30, 1993, Prime Value Funds, Inc. was reorganized as a Delaware business trust under the name "Norwest Funds." The Trust is currently named "Norwest Advantage Funds."

Norwest, a subsidiary of Norwest Bank, is each Funds' investment adviser. Norwest also is the investment adviser of each Core Portfolio except Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio. Norwest Bank, a subsidiary of Norwest Corporation, is the Trust's transfer agent, dividend disbursing agent and custodian. Norwest employs the Subadvisers to subadvise certain of the Funds and Core Portfolios. Forum serves as the Trust's manager and as distributor of the Trust's shares. FAS serves as each Fund's administrator.

Each of Ready Cash Investment Fund, Stable Income Fund, Total Return Bond Fund, Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund and Small Cap Opportunities Fund invests all of its investable assets in a Core Portfolio with substantially similar investment objectives and policies.

Each of Cash Investment Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and International Fund invests all of its investable assets in more than one Core Portfolio. Each Core Portfolio invests using a different investment style. The percentage of each of these Fund's (except Cash Investment Fund's) assets invested in each Core Portfolio may be changed at any time in response to market or other conditions. Allocations are made within specified ranges as described in each Fund's prospectus under "Investment Objectives and Policies."

The other Funds invest directly in portfolio securities.

Each Fund that invest in one or more Core Portfolios bears its pro rata share of the expenses of the Core Portfolio(s) in which the it invests.

1.       INVESTMENT POLICIES

The following discussion supplements the disclosure in the prospectuses about each Fund's investments, investment techniques, strategies and risks (as well as those of any Core Portfolio(s), in which the Fund invests). Certain Funds are designed for investment of that portion of an investor's funds which can appropriately bear the special risks associated with certain types of investments (i.e., investment in smaller capitalization companies). If a Fund that invests in one or more Core Portfolios is described as being able to make a certain type of investment, the Fund is making that type of investment through the Core Portfolio or Core Portfolios.

SECURITY RATINGS INFORMATION

The Funds' investments are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund invests at least 65% of its assets in debt securities that are considered investment grade, which means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality. Certain Funds have greater restrictions. T

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring sale of such security by a Fund
- except in certain cases with respect to the Money Market Funds), Norwest will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Investment Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

MONEY MARKET FUND MATTERS

The MONEY MARKET FUNDS invest only in high quality, short-term money market instruments determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. Each Fund will invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities, as described below, may be purchased. The securities in which the Funds may invest may have fixed, variable or floating rates of interest.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, no Fund will invest more than 5% of its total assets in the securities of any one issuer. Also, a Fund may not purchase a security if the value of all securities held by the Fund and issued or guaranteed by the same issuer (including letters of credit in support of a security) would exceed 10% of the Fund's total assets. Those requirements apply with respect to only 75% of the total assets of Municipal Money Market Fund. In addition, to ensure adequate liquidity, no Fund may invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

As used herein, high quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two

NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by Norwest, pursuant to guidelines adopted by the Board, to be of comparable quality. Except for Municipal Money Market Fund, each Fund will invest at least 95% of its total assets in securities in the highest rating category as determined pursuant to Rule 2a-7.

The market value of the interest-bearing debt securities held by the Funds, including municipal securities, will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; (i.e., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value.) Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities, including municipal securities, are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Although each Fund only invests in high quality money market instruments, an investment in the Fund is subject to risk even if all securities in the Fund's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes interest rates and/or the issuer's actual or perceived creditworthiness.

Municipal  Money  Market  Fund is subject to the  issuer  diversification  rules
described  in  paragraph  (1)  under  "Investment  Limitations,   Nonfundamental
Limitations." Except for Municipal Money Market Fund, a Money Market Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

Immediately after the acquisition of any put, no more than five percent of a Money Market Fund's total assets may be invested in securities issued by or subject to conditional puts from the same institution and no more than ten percent of a Money Market Fund's total assets may be invested in securities issued by or subject to unconditional puts (including guarantees) from the same institution. However, these restrictions only apply with respect to 75% of Municipal Money Market Fund's total assets.

INVESTMENT BY FEDERAL CREDIT UNIONS

U.S. GOVERNMENT FUND and TREASURY FUND limit their investments, as described in each of the Prospectuses for those Funds, to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. Treasury Fund limits its investments to Treasury obligations, including Treasury STRIPS with a maturity of less than 13 months. U.S. Government Fund limits its investments to U.S. Government Securities (including Treasury STRIPS), repurchase agreements fully collateralized by U.S. Government Securities and other government related zero-coupon securities, such as TIGRs and CATs. All zero-coupon securities in which the Fund invests will have a maturity of less than 13 months. Certain U.S. Government Securities owned by the Fund may be mortgage or asset backed, but, except to reduce interest rate risk, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that meets any of the tests outlined in 12 C.F.R. Section 703.5(g) or (iii) a residual interest in a CMO or REMIC. In order to reduce interest rate risk the Fund may purchase a SMBS, CMO, REMIC or residual interest in a CMO or REMIC but only in accordance with 12 C.F.R. Section 703.5(i). Each Fund also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.4(e).

FIXED INCOME INVESTMENTS

ALL FUNDS. Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in a Fund that invests in fixed income securities is subject to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

A Fund may invest in fixed income securities include those issued by the governments of foreign countries or by those countries' political subdivisions, agencies or instrumentalities as well as by supranational organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the Adviser believes that the securities do not present risks inconsistent with a Funds' investment objective.

The corporate debt securities in which the Funds may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7 day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

U.S. GOVERNMENT SECURITIES

ALL FUNDS. The Funds may invest in U.S. Government Securities that are U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, Funds may invest in U.S. Government Securities that are supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. A Fund will invest in the obligations of such agencies or instrumentalities only when Norwest believes that the credit risk with respect thereto is consistent with the Fund's investment policies.

BANK OBLIGATIONS

ALL FUNDS (EXCEPT TREASURY FUND AND TREASURY PLUS FUND). A Fund may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Advisers believe do not present undue risk.

Small Cap Opportunities Fund may invest in obligations (including certificates of deposit and bankers' acceptances) of U.S. banks that have total assets at the time of purchase in excess of $1 billion and are members of the Federal Deposit Insurance Corporation. Each other Fund may, invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Fund's Adviser believes do not present undue risk.

The Funds (other than Small Cap Opportunities Fund) may invest in Eurodollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are essentially the same as ETDs, except that they are issued by Canadian offices of major Canadian banks.

Investments in instruments of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Fund.

SHORT TERM DEBT SECURITIES/COMMERCIAL PAPER

ALL FUNDS EXCEPT THE MONEY MARKET FUNDS. Except for the Money Market Funds and Small Cap Opportunities Fund, each Fund may assume a temporary defensive position and may invest without limit in commercial paper that is rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

Small Cap Opportunities Fund may invest in commercial paper, i.e., short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by Small Cap Opportunities Fund for temporary defensive purposes consists of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard & Poor's ("S&P"), or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated Aa by Moody's or AAA or AA by S&P.

GUARANTEED INVESTMENT CONTRACTS

The FIXED INCOME FUNDS may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

In determining the average weighted portfolio maturity of a Fund, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

ZERO COUPON SECURITIES

ALL FUNDS. A Fund may invest in Treasury Bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The separately traded components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). The Funds may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). For the purpose solely of an investment policy of investing at least 65% of a Fund's assets in U.S. Government Securities, such securities are currently not deemed to be U.S. Government Securities but rather securities issued by the bank or brokerage firm involved. Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Funds may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. These securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires that a Fund accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Fund and must be distributed to its shareholders. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

MUNICIPAL SECURITIES

CASH INVESTMENT FUND, MUNICIPAL MONEY MARKET FUND, FIXED INCOME FUNDS AND TAX-EXEMPT FIXED INCOME FUNDS. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

The Funds may invest in municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due.

Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

MUNICIPAL BONDS. Municipal bonds can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

A Fund may invest in tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund will acquire private activity securities only if the interest payments on the security are exempt from federal income taxation (other than the Alternative Minimum Tax (AMT)).

Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities, or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Municipal bonds are considered private activity bonds if they are issued to raise money for privately owned or operated facilities used for such purposes as production or manufacturing, housing, health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's owner or user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While at one time the pertinent provisions of the Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of organizations described in Section 501(c)(3) of the Code, multi-family rental housing facilities, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing could become increasingly limited.

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. They include the following: tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax anticipation notes are issued to finance working capital needs of municipalities, and are payable from various anticipated future seasonal tax revenues, such as income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under various federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged and are typically payable from proceeds of the long-term bonds. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many such projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Municipal notes also include longer term issues that are remarketed to investors periodically, usually at one year intervals or less.

MUNICIPAL LEASES. Municipal leases generally take the form of a lease or an installment purchase or conditional sale contract. Municipal leases are entered into by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without being required to meet the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Funds will invest in municipal lease obligations through certificates of participation.


PARTICIPATION INTERESTS. The Funds may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests may sometimes carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. Prior to purchasing any participation interest, the Funds will obtain appropriate assurances that the interest earned by the Funds from the obligations in which it holds participation interests is exempt from federal and, in the case of Colorado Tax-Free Fund and Minnesota Tax-Free Fund, applicable state income tax.


STAND-BY COMMITMENTS. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Fund's policy is to enter into stand-by commitment transactions only with municipal securities dealers which, in the view of Norwest, present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund are valued at zero in determining net asset value. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

PUTS ON MUNICIPAL SECURITIES. The Funds may acquire "puts" with respect to municipal securities. A put gives the Fund the right to sell the municipal security at a specified price at any time on or before a specified date. The Funds may sell, transfer or assign a put only in conjunction with its sale, transfer or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally: (1) the Fund's acquisition cost of the municipal securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (2) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Funds to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Funds intend to enter into puts only with dealers, banks and broker-dealers which, in the Fund's Adviser's opinion, present minimal credit risks.

Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets.

ALTERNATIVE MINIMUM TAX. Municipal securities are also categorized  according to
(i) whether the interest is or is not includable in the calculation of alternative minimum taxes imposed on individuals and corporations, (ii) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and (iii) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

VARIABLE AND FLOATING RATE SECURITIES

ALL FUNDS. The Funds may invest in securities (including mortgage-related securities) with variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-related securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield. Money Market Funds may not invest in inverse floaters and certain other variable and floating rates securities that do not imply with Rule 2a-7.

There may not be an active secondary market for certain floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights (such as puts) it may have. A Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

The Funds, except U.S. Government Fund and Treasury Fund, also may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. A Fund will purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisers may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that an Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The payment of principal and interest by issuers of certain securities purchased by the Funds may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Funds' investment quality requirements.

Variable rate obligations purchased by the Funds may include participation interests in variable rate obligations purchased by the Funds from banks, insurance companies or other financial institutions that are backed by irrevocable letters of credit or guarantees of banks. The Funds can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Fund's participation interest in the instrument, plus accrued interest, but will do so only (1) as required to provide liquidity to a Fund, (2) to maintain a high quality investment portfolio, or (3) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments.

A Fund will not purchase participation interests in variable rate obligations unless it is advised by counsel or receives a ruling of the Internal Revenue Service that interest earned by the Funds from the obligations in which it holds participation interests is exempt from Federal income tax. The Internal Revenue Service has announced that it ordinarily will not issue advance rulings on certain of the Federal income tax consequences applicable to securities, or participation interests therein, subject to a put. Each Fund's Adviser monitors the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Fund on the basis of published financial information, rating agency reports and other research services to which the Adviser may subscribe.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

ALL FUNDS. Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. The market for mortgage-backed securities has expanded considerably in recent years. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loan institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged, however, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to a Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted by investment dealers based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"), a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller-servicers. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government that was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMCs national portfolio. FNMA and FHLMC each guarantee the payment of principal and interest on the securities they issue. These securities, however, are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on such securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantees and insurance policies.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if they sold Fund shares before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized Mortgage Obligations ("CMOs") are debt obligations that are collateralized by mortgages or mortgage pass-through securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-backed securities.

The final tranche of a CMO may be structured as an accrual bond (sometimes referred to as a "Z-tranche"). Holders of accrual bonds receive no cash payments for an extended period of time. During the time that earlier tranches are outstanding, accrual bonds receive accrued interest which is a credit for periodic interest payments that increases the face amount of the security at a compounded rate, but is not paid to the bond holder. After all previous tranches are retired, accrual bond holders start receiving cash payments that include both principal and continuing interest. The market value of accrual bonds can fluctuate widely and their average life depends on the other aspects of the CMO offering. Interest on accrual bonds is taxable when accrued even though the holders receive no accrual payment. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are classes of mortgage-backed securities that receive different proportions of the interest and principal distributions from the underlying Mortgage Assets. They may be may be privately issued or U.S. Government Securities. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the Mortgage Assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class). Currently, no fund may purchase IOs or POs.

TYPES OF CREDIT ENHANCEMENT. To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories:
(1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include: (1) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class); (2) creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses); and (3) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.

ASSET-BACKED SECURITIES

LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, INCOME FUND, TOTAL RETURN BOND FUND, and BALANCED FUNDS. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. No Fund may invest more than 10 percent of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

A Fund may invest in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which a Fund may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

INTEREST RATE PROTECTION TRANSACTIONS

STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, BALANCED FUNDS. To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Funds performance. Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

A Fund may enter into interest rate protection transactions on an asset-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Funds believe such obligations do not constitute senior securities. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Funds also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

A Fund will enter into interest rate protection transactions only with banks and other institutions the Adviser believes to present minimal credit risks. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized and, accordingly, are less liquid than swaps.

HEDGING AND OPTION INCOME STRATEGIES

STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, TOTAL RETURN BOND FUND, BALANCED FUNDS, INDEX FUND, DIVERSIFIED EQUITY FUND and SMALL CAP OPPORTUNITIES FUND. A Fund may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Fund may also to attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities. A Fund may only write options that are covered. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. Certain futures strategies employed by a Balanced Fund in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission. A Fund may enter into these futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5 percent of the Fund's total assets.

RISK CONSIDERATIONS. The Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on Norwest's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, Norwest may attempt to hedge the Fund's securities by the use of options with respect to similar fixed income securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. Except for the futures contracts strategies of the Balanced Funds used for making temporary allocations among fixed-income and equity securities, the Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. Schroder U.S. Smaller Companies Portfolio may purchase a call or put only if, after such purchase, the value of all put and call options held by the Core Portfolio would not exceed 5% of the Core Portfolio's total assets. No other Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5 percent of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50 percent of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract. In addition to the Funds listed at the beginning of this section, "Futures Contracts and Options," a Fund using the Index Fund investment style may invest in index futures contracts to a limited extent.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

COVERED CALLS AND HEDGING

Each Fund (other than the Money Market Funds), may (i) purchase or sell (write) put and call options on securities to enhance the Fund's performance and (ii) seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. Certain Funds currently do no not intend to enter into any such transactions. Whether or not used for hedging purposes, these investments techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Core Portfolio's Adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Except as otherwise noted in the Prospectus or herein, the Funds will not use leverage in their option income and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either: (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

Certain Funds may purchase call options on debt securities that the Fund's Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

An Adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

SCHRODER U.S. SMALLER COMPANIES PORTFOLIO The Core Portfolio may write covered calls on up to 100% of its total assets or employ one or more types of instruments to hedge ("Hedging Instruments"). When hedging to attempt to protect against declines in the market value of the Core Portfolio's securities, to permit the Core Portfolio to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Core Portfolio would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Core Portfolio will normally purchase and then terminate the hedging position), the Core Portfolio would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Core Portfolio's strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Core Portfolio's activities in the underlying cash market.

The Core Portfolio may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Core Portfolio owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Core Portfolio is exercised, the Core Portfolio forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When the Core Portfolio writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Core Portfolio if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Core Portfolio may be purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Core Portfolio retains the underlying security and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Core Portfolio are taxable as ordinary income. If the Core Portfolio could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

The Core Portfolio may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Core Portfolio covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Core Portfolio will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Core Portfolio to deliver a futures contract; it would simply put the Core Portfolio in a short futures position, which is permitted by the Core Portfolio's hedging policies.

PURCHASING CALLS AND PUTS. The Core Portfolio may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio); or (3) broadly-based stock indices. The Core Portfolio may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The Core Portfolio may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Core Portfolio would not exceed 5% of the Core Portfolio's total assets.

When the Core Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Core Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Core Portfolio will lose its premium payments and the right to purchase the underlying investment. When the Core Portfolio purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When the Core Portfolio purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future the Core Portfolio owns enables the Core Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Core Portfolio will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by the Core Portfolio permits the Core Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Core Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Core Portfolio purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Core Portfolio to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Core Portfolio's delivery of the underlying investment.

STOCK INDEX FUTURES. The Core Portfolio may buy and sell futures contracts only if they are Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, the Core Portfolio will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Core Portfolio's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if the Core Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Core Portfolio, and any loss or gain is realized for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Core Portfolio buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Core Portfolio, a seller of a corresponding call on the same index will pay the Core Portfolio an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Core Portfolio buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Core Portfolio's exercise of its put, to deliver to the Core Portfolio an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE. The Core Portfolio's custodian, or a securities depository acting for the custodian, will act as the Core Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Core Portfolio has written options, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Core Portfolio's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

The Core Portfolio's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Core Portfolio may cause the Core Portfolio to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Core Portfolio's control. The exercise by the Core Portfolio of puts on securities or Stock Index Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Core Portfolio's control, holding a put might cause the Core Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. The Core Portfolio will pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments, and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Core Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

REGULATORY ASPECTS OF HEDGING INSTRUMENTS AND COVERED CALLS. The Core Portfolio must operate within certain restrictions as to its long and short positions in Stock Index Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Core Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. Under these restrictions the Core Portfolio will not, as to any positions, whether short, long or a combination thereof, enter into Stock Index Futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets, with certain exclusions as defined in the CFTC Rule. Under the restrictions, the Core Portfolio also must, as to its short positions, use Stock Index Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA.

Transactions in options by the Core Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Core Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated Adviser. Position limits also apply to Stock Index Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when the Core Portfolio purchases a Stock Index Future, the Core Portfolio will maintain, in a segregated account or accounts with its custodian bank, cash or liquid assets in an amount equal to the market value of the securities underlying such Stock Index Future, less the margin deposit applicable to it.

LIMITS ON USE OF HEDGING INSTRUMENTS. The Core Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code").

POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks discussed above, there is a risk in using short hedging by selling Stock Index Futures or purchasing puts on stock indices that the prices of the applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Core Portfolio's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

The risk of  imperfect  correlation  increases  as the  composition  of the Core
Portfolio's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the Hedging Instruments, the Core Portfolio may use Hedging Instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of such equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that where the Core Portfolio has used Hedging Instruments in a short hedge, the market may advance and the value of equity securities held in the Core Portfolio's portfolio may decline. If this occurred, the Core Portfolio would lose money on the Hedging Instruments and also experience a decline in value in its equity securities. However, while this could occur for a very brief period or to a very small degree, the value of a diversified portfolio of equity securities will tend to move over time in the same direction as the indices upon which the Hedging Instruments are based.

If the Core Portfolio uses Hedging Instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline; if the Core Portfolio then concludes not to invest in equity securities at that time because of concerns as to possible further market decline or for other reasons, the Core Portfolio will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

Foreign   currency   options  are  discussed   below  under   Foreign   Currency
Transactions.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

         (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

         (5) When a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

A Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, a Fund may sell foreign currency futures contracts when its Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. A Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. A Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts; rather, a Fund is required to deposit (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In that event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by a Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in Norwest's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

         (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

DIVERSIFIED BOND FUND, BALANCED FUNDS, DIVERSIFIED SMALL CAP FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, and INTERNATIONAL FUND. Investments in foreign companies will usually involve the currencies of foreign countries. In addition, a Fund may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of a Fund, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Fund may incur costs in connection with conversions between various currencies.

Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

A Fund may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar.

A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

A Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, a Fund may enter into forward contracts in connection with existing portfolio positions. For example, when an Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's investment securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Advisers do not intend to enter into forward contracts on a regular or continuous basis and will not do so if, as a result, a Fund will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

At or before the settlement of a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, it will realize a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Like foreign exchange contracts and foreign currency forward contracts, options contracts are often referred to as derivatives, which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Funds have no present intention to enter into currency futures or options contracts but may do so in the future. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. No Fund intends to maintain a net exposure to such contracts where the fulfillment of the Fund's obligations under such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. A Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly.

A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Hedging and Option Income Strategies -- Options Strategies" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. When required by applicable regulatory guidelines, a Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount.

EQUITY SECURITIES AND ADDITIONAL INFORMATION CONCERNING THE EQUITY FUNDS

COMMON STOCK AND PREFERRED STOCK

COMMON STOCKS AND WARRANTS -- BALANCED FUNDS, EQUITY FUNDS. PREFERRED STOCK -- BALANCED FUNDS, EQUITY FUNDS, TOTAL RETURN BOND FUND. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded on a securities exchange or in the over-the-counter market and may not be traded every day or in the volume typical of securities traded on a major national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

CONVERTIBLE SECURITIES

INCOME FUND, TOTAL RETURN BOND FUND, BALANCED FUNDS, EQUITY FUNDS. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. Except for Small Cap Opportunities Fund, the Funds may only invest in convertible securities that are investment grade.

Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

EQUITY-LINKED SECURITIES

BALANCED FUNDS AND EQUITY FUNDS. Equity-linked securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The following are three examples of equity-linked securities.

Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatory convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer either at any time or when the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Funds that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Investment Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Funds that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

WARRANTS

EQUITY FUNDS. A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

HIGH YIELD/JUNK BONDS

INCOME  FUND,   DIVERSIFIED  BOND  FUND,  TOTAL  RETURN  BOND  FUND,   MINNESOTA
INTERMEDIATE TAX-FREE FUND, MINNESOTA TAX-FREE FUND, STRATEGIC INCOME FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND,

AGGRESSIVE BALANCED-EQUITY FUND AND SMALL CAP OPPORTUNITIES FUND may invest in bonds rated below "Baa" by Moody's or "BBB" by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Securities rated less than "Baa" by Moody's or "BBB" by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Fund's Adviser.

Prices for high yield/high risk securities also may be affected by legislative and regulatory developments. For example, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield/high risk securities, the financial condition of issuers of these securities and the value of outstanding high yield/high risk securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund's Adviser may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, the Fund's Adviser may be forced to sell the Fund's higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Core Portfolio to the risks of high yield/high risk securities.

ILLIQUID AND RESTRICTED SECURITIES

EACH FUND limits its purchase of illiquid securities. No Fund may knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15 percent (10 percent in the case of the Money Market Funds) of the Fund's net assets taken at current value would be invested in securities which are not readily marketable. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board or Core Board). Under the supervision of the Board or Core Board, the Advisers determine and monitor the liquidity of the portfolio securities.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

An institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Advisers may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the Board (or, in the case of the Core Portfolios, the Core Trusts' board of trustees). These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be illiquid.

The Board and, in the case of the Core Portfolios, the Core Trust Board, has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making day-to-day determinations of liquidity to the Adviser of each Fund, pursuant to guidelines approved by the applicable board. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Advisers monitor the liquidity of the securities held by each Fund and report periodically on such decisions to the Board or Core Trust Board, as applicable.

In connection with a Fund's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by the Fund with the issuer at the time such securities are purchased by a Fund. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

LOANS OF PORTFOLIO SECURITIES

EACH FUND may lend its portfolio securities. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Trust's Board of Trustees. The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or an Adviser. The terms of the Core Portfolio's loans must meet certain tests under the Code and permit the Core Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

TECHNIQUES INVOLVING LEVERAGE

ALL FUNDS. Use of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when-issued or forward commitment basis. In addition, certain funds may engage in dollar roll transactions and Intermediate Government Income Fund may purchase securities on margin and sell securities short (other than against the box). Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. The Funds use these investment techniques only when Norwest to a Fund believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and other liquid securities in accordance with SEC guidelines. The account value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (1) the Fund's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor (see "Swap Agreements"); and (2) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If the Fund enters into an interest rate swap on other than a net basis, the Fund will maintain the full amount accrued on a daily basis of the Fund's obligations with respect to the swap in their segregated account.

REPURCHASE  AGREEMENTS,   SECURITIES  LENDING,  REVERSE  REPURCHASE  AGREEMENTS,
WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLL TRANSACTIONS.

A Fund's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments (including "dollar roll" transactions) entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Fund may be exposed to greater potential fluctuations in the value of its assets and net asset value per share.

REPURCHASE AGREEMENTS -- ALL FUNDS (EXCEPT TREASURY FUND) may enter into repurchase agreements and may lend portfolio securities to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund may have difficulties in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will limit securities lending to not more than 33 1/3% (25% in the case of Small Cap Opportunities Fund) of the value of its total assets.

The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Small Cap Opportunities Fund may invest only in repurchase agreements maturing in seven days or less. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price (including accrued interest). In the event of default by the seller under the repurchase agreement, the Core Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the Adviser reviews the credit-worthiness of those banks and dealers with which the Core Portfolio enters into repurchase agreements.

Counterparties to a Money Market Fund's repurchase agreements must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by a Fund for certain purposes under the 1940 Act. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Fund may invest directly. International Portfolio and, with respect to the portion of their assets managed in the International Fund style, Diversified Equity Fund, Growth Equity Fund and each Balanced Fund, may enter into repurchase agreements with foreign entities.

SECURITIES LENDING -- ALL FUNDS. A Fund may lend securities from its portfolios to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. A Fund receives interest in respect of securities loans from the borrower or from investing cash collateral. A Fund may pay fees to arrange the loans. Schroder U.S. Smaller Companies Portfolio will not lend portfolio securities in excess of 25% of the value of the Core Portfolio's total assets. No other Fund will lend portfolio securities in excess of 33 1/3 percent of the value of the Fund's total assets.

REVERSE REPURCHASE AGREEMENTS -- ALL FUNDS. A Fund may enter into reverse repurchase agreements, transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements may be viewed as a form of borrowing by the Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

Counterparties to a Money Market Fund's reverse repurchase agreements must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS -- ALL FUNDS. A Fund may purchase fixed income securities on a "when-issued" or "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 3 months after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by a Fund may result in a loss or a missed opportunity to make an alternative investment. The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If Norwest or Schroder were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete these transactions when the value of the security is lower than the price paid by the Fund. Except for dollar-roll transactions, a Fund will not purchase securities on a when-issued or forward commitment basis if, as a result, more than 15 percent (35 percent in the case of Total Return Bond
Fund) of the value of the Fund's total assets would be committed to such transactions.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds purchase securities on a when-issued and forward commitment basis only with the intention of actually receiving the securities. When-issued securities may include bonds purchased on a "when, and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Commitment of a Fund's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Funds net asset value per share.

When-issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When a Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent a Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. If an Adviser were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. For purposes of the Funds' investment policies, the purchase of securities with a settlement date occurring on a Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or forward commitment purchase.

DOLLAR ROLL TRANSACTIONS -- FIXED INCOME FUNDS AND BALANCED FUNDS. A Fund may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. Each Fund will limit its obligations on dollar roll transactions to 35 percent of the Fund's net assets.

BORROWING. EACH FUND may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Except as otherwise noted, no Fund may purchase securities for investment while any borrowing equaling five percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

MARGIN AND SHORT SALES

LIMITED TERM GOVERNMENT INCOME FUND AND INTERMEDIATE GOVERNMENT INCOME FUND. When a Fund purchases securities on margin, it only pays part of the purchase price and borrows the remainder. As a borrowing, a Fund's purchase of securities on margin is subject to the limitations and risks described in Borrowing above. In addition, if the value of the securities purchased on margin decreases such that the Fund's borrowing with respect to the security exceeds the maximum permissible borrowing amount, the Fund will be required to make margin payments (additional payments to the broker to maintain the level of borrowing at permissible levels). A Fund's obligation to satisfy margin calls may require the Fund to sell securities at an inappropriate time.

Each Fund may make short sales of securities which it does not own or have the right to acquire in anticipation of a decline in the market price for the security. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share, will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales.

Certain Funds may enter into short sales as described in the prospectus of that Fund. The Funds may make short sales of securities against the box. A short sale is "against the box" to the extent that while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may in certain cases be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. Under recently enacted legislation, if a Core Portfolio has unrealized gain with respect to a long position and enters into a short sale against-the-box, the Core Portfolio generally will be deemed to have sold the long position for tax purposes and thus will recognize gain. Prohibitions on entering short sales other than against the box does not restrict a Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

TEMPORARY DEFENSIVE POSITION

EACH FUND EXCEPT THE MONEY MARKET FUNDS, when business or financial conditions warrant, may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers acceptances and interest-bearing savings deposits of commercial banks doing business in the United States (United States banks in the case of Small Cap Opportunities Fund) that have, at the time of investment, except in the case of International Fund, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation; (3) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Adviser to be of comparable quality; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) shares of money market funds registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above (in United States banks in the case of Small Cap Opportunities Fund). Except during periods when the Fund assumes a temporary defensive position, each Equity Fund and Aggressive Balanced -- Equity Fund will have at least 65% of its total assets invested in common stock and International Fund will have at least 65% of its net assets invested in securities of companies domiciled outside the United States. International Portfolio and Schroder EM Core Portfolio and may hold cash and bank instruments denominated in any major foreign currency.

When a Tax-Exempt Fixed Income Fund assumes a temporary defensive position, it is likely that its shareholders will be subject to federal and applicable state income taxes on a greater portion of their income dividends received from the Fund.

SMALL COMPANY INVESTMENT CONSIDERATIONS AND RISK FACTORS.

GROWTH BALANCED FUND, AGGRESSIVE BALANCED-EQUITY FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, DIVERSIFIED SMALL CAP FUND, SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND AND SMALL CAP OPPORTUNITIES FUND. While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Core Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Core Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Core Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

FOREIGN INVESTMENT RISKS.

MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE BALANCED-EQUITY FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND All investments, domestic and foreign, involve certain risks. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available to shareholders; commission rates payable on foreign transactions are generally higher than in the U.S.; foreign accounting, auditing and financial reporting standards differ from those in the U.S. and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the U.S.; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by the Core Portfolio. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies. A decline in the value of a particular foreign currency against the U.S. dollar occurring after the Core Portfolio's income has been earned and computed in U.S. dollars may require the Core Portfolio to liquidate portfolio securities to acquire sufficient U.S. dollars to fund redemptions. Similarly, if the exchange rate declines between the time the Core Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the Core Portfolio may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

GEOGRAPHIC CONCENTRATION.

COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND invest principally in municipal securities issued by issuers within a particular state and the state's political subdivisions. Those Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. In addition, to the extent they may concentrate their investments in a particular jurisdiction, MUNICIPAL MONEY MARKET FUND, LIMITED TERM TAX-FREE FUND and TAX-FREE INCOME FUND will be subject to similar risks. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal of and interest on private activity securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political or demographic conditions in the state.

DIVERSIFICATION MATTERS.

COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter: (1) with respect to 50% of its assets, a Fund may not: (a) own the securities of a single issuer, other than a U.S. Government security, with a value of more than 5% of the Fund's total assets; or (b) own more than 10% of the outstanding voting securities of a single issuer; and (2) a Fund may not own the securities of a single issuer, other than a U.S. Government security, with a value of more than 25% of the Fund's total assets.

II.      INFORMATION CONCERNING COLORADO AND MINNESOTA

Following is a brief summary of some of the factors that may affect the financial condition of the State of Colorado and the State of Minnesota and their respective political subdivisions. It is not a complete or comprehensive description of these factors or an analysis of financial conditions and may not be indicative of the financial condition of issuers of obligations held by Colorado Tax Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund or any particular projects financed with the proceeds of such obligations. Many factors not included in the summary, such as the national economy, social and environmental policies and conditions, and the national and international markets for products produced in each state could have an adverse impact on the financial condition of a State and its political subdivisions, including the issuers of obligations held by a Fund. It is not possible to predict whether and to what extent those factors may affect the financial condition of a State and its political subdivisions, including the issuers of obligations held by a Fund.

The following summary is based on publicly available information that has not been independently verified by the Trust or its legal counsel.

COLORADo

THE COLORADO STATE ECONOMY

Among the most significant sectors of the State's economy are services, trade, manufacture of durable and non-durable goods and tourism. During the mid-1980's, the State's economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector to decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

From 1993 through 1997, there has been steady improvement in the Colorado economy: per-capita income increased approximately 21.1% (5.3% in 1997) and retail trade sales increased approximately 32.3% (5.6% in 1997). The State's estimated growth rate is above the national growth rate and the State's unemployment rate is still below the national unemployment rate (in 1997 the State's unemployment rate was 3.3% and the United State's unemployment rate was 5.0%).

The State of Colorado's political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness.

STATE REVENUES

The State operates on a fiscal year beginning July 1 and ending June 30. Fiscal year 1997 refers to the fiscal year ended June 30, 1997.

The State derives all of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and personal income taxes, which accounted for approximately 31.0% and 54.3%, respectively, of total General Fund revenues during fiscal year 1996 and approximately 30.5% and 55.0%, respectively, of total General Fund revenues during fiscal year 1997. The ending General Fund balance for fiscal year 1996 was $368.5 million and for fiscal year 1997 was approximately $514.1 million.

The Colorado Constitution contains strict limitations on the ability of the State to create debt except under certain very limited circumstances. However, the constitutional provision has been interpreted not to limit the ability of the State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notes to alleviate temporary cash flow shortfalls. The most recent issue of such notes, issued on July 1, 1998, was given the highest rating available for short-term obligations by S&P (SP-1+) and Fitch (F-1+) (A rating on such notes was not requested from, and consequently no rating was given by, Moody's). Because of the short-term nature of such notes, their ratings should not be considered necessarily indicative of the State's general financial condition.

TAX AND SPENDING LIMITATION AMENDMENT

On November 3, 1992, the Colorado voters approved a State constitutional amendment (the "Amendment") that restricts the ability of the State and local governments to increase taxes, revenues, debt and spending. The Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.

The provisions of the Amendment apply to "districts," which are defined in the Amendment as the State or any local government, with certain exclusions. Under the terms of the Amendment, districts must have prior voter approval to impose any new tax, tax rate increase, mill levy increase, valuation for assessment ratio increase and extension of an expiring tax. Such prior voter approval is also required, except in certain limited circumstances, for the creation of "any multiple-fiscal year direct or indirect district debt or other financial obligation." The Amendment prescribes the timing and procedures for any elections required by the Amendment.

Because the Amendment's voter approval requirements apply to any "multiple fiscal year" debt or financial obligation, short-term obligations which do not extend beyond the fiscal year in which they are incurred are exempt from the voter approval requirements of the Amendment. In addition, the Colorado Court of Appeals has determined that lease purchase obligations subject to annual appropriation are not subject to the voter approval requirements of the Amendment. The Amendment's voter approval requirements and other limitations (discussed in the following paragraph) do not apply to "enterprises," which are defined in the Amendment as follows: "a government-owned business authorized to issue its own revenue bonds and receiving under 10% of annual revenue in grants from all Colorado state and local governments combined."

Among other provisions, the Amendment requires the establishment of emergency reserves, limits increases in district revenues and limits increases in district fiscal year spending. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. The Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. District revenues in excess of the limits prescribed by the Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. During fiscal year 1998, revenues in excess of the limits applicable for the 1997 fiscal year, in the amount of approximately $139.0 million, were refunded to certain taxpayers in the State in accordance with the Amendment. In fiscal year 1999, preliminary figures indicate that approximately $562 million would be refunded for the excess over the fiscal year 1998 limit. In addition, the Amendment prohibits new or increased real property transfer taxes, new State real property taxes and new local district income taxes. The Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

This description is not intended to constitute a complete description of all of the provisions of the Amendment. Furthermore, many provisions of the Amendment and their application are unclear. Several statutes have been enacted since the passage of the Amendment attempting to clarify the application of the Amendment with respect to certain governmental entities and activities and numerous court decisions have been rendered interpreting certain of the Amendment's provisions. However, many provisions of the Amendment may require further legislative or judicial clarification. The future impact of the Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time. Attempts to apply the provisions of the Amendment to obligations issued prior to the approval of the Amendment may be challenged as violation of protections afforded by the federal constitution against impairment of contracts.

MINNESOTA

The following information has been derived from the 1997 edition of Historical Economic Statistics and the Economic Report to the Governor for 1993 and 1994, both prepared by the Economic Resource Group, and Compare Minnesota: An Economic and Statistical Fact Book 1996/1997 by the Minnesota Department of Trade and Economic Development. Generally, the information below is current only through 1994.

THE GENERAL STRUCTURE OF THE STATE'S ECONOMY

Based on the most current information readily available, derived from the sources referred to above, a number of general conclusions can be drawn about Minnesota's economy taken as a whole.

Diversity   and  a   significant   natural   resource  base  are  two  important
characteristics of the State's economy.

When viewed on an aggregate level, the structure of the State's economy, according to the most recent readily available information, parallels the structure of the United States economy as a whole. State employment in 10 major sectors is distributed in approximately the same proportions as national employment.

Some unique characteristics of the State's economy are apparent in employment concentrations in many major industries. The State's concentration of employment in high technology industries is higher than the United States average. This emphasis is partly explained by the location in the State of Honeywell, IBM, 3M Company, Unisys and Seagate Technology.

The importance of the State's resource base for overall employment is apparent in the employment mix in non durable goods industries. According to the most recent readily available information, the State's concentration of employment is higher than the United States average in the food and kindred products industry and in the forest and forestry products industry. Both of these industries rely heavily on renewable resources in the State. Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry.

The printing and publishing industry and the medical products manufacturing industry are also relatively more important to employment in the State than in the United States.

Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 7.4 thousand in 1994. It is not expected that mining employment will return to 1979 levels. However, Minnesota retains significant quantities of taconite as well as copper, nickel, cobalt, and peat which may be utilized in the future.


PERFORMANCE OF THE STATE'S ECONOMY

Since 1980, State per capita personal income has been within a few percentage points of national per capita personal income. The State's per capita income, which is computed by dividing personal income by total resident population, has generally remained above the national average in spite of the early 1980's recessions and some difficult years in agriculture.

According  to  the  most  recent  readily  available  information,   the  annual
unemployment rate in Minnesota has been below that of the United States since 1985.

POPULATION TRENDS IN THE STATE

Minnesota resident population grew from 4,074,000 in 1980 to 4,565,000 in 1994, for a growth rate of 12.1%. The United States growth rate between 1980 and 1994 was 15.1% and the overall growth rate for the twelve north central states was 4.4%. Based on the most recent readily available information, the Minnesota population is forecast to grow 12.3% between 1994 and 2010.


III.     INVESTMENT LIMITATIONS

For purposes of all fundamental and  nonfundamental  investment  policies of the
Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy cannot be changed without the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are fundamental policies of the Fund. Reference to any Fund that invests in one or more Core Portfolios includes reference to the Core Portfolio(s) in which that Fund invests, which has the same fundamental policies as the Fund.

(1)      DIVERSIFICATION

                  EACH FUND (other than Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund) may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer

(2)      CONCENTRATION

         (a) CASH INVESTMENT FUND and READY CASH INVESTMENT FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities or in foreign government securities; (2) municipal securities are not treated as involving a single industry; (3) there is no limit on investment in issuers domiciled in a single country; (4) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (5) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone); and provided the Fund will invest more than 25% of the value of the Fund's total assets in obligations of domestic and foreign financial institutions and their holding companies. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (b) TREASURY FUND, U.S. GOVERNMENT FUND and MUNICIPAL MONEY MARKET FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in foreign government securities, or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (2) municipal securities are not treated as involving a single industry; (3) there is no limit on investment in issuers domiciled in a single country; (4) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (5) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (c) TREASURY PLUS FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on (i) investments in U.S. Government securities, in repurchase agreements covering U.S. Government securities, in securities issued by the states, territories and possessions of the United States ("municipal securities") or in foreign government securities or (ii) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy. For purposes of this policy (i) "mortgage related securities," as that term is defined in the 1934 Act are treated as securities of an issuer in the industry of the primary type of asset backing the security,
               (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

         (d) INCOME FUND, LIMITED TERM TAX-FREE FUND, TAX-FREE INCOME FUND, COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND, MINNESOTA TAX-FREE FUND and VALUGROWTH STOCK FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in repurchase agreements covering U.S. Government Securities; (2) municipal securities are not treated as involving a single industry; (3) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and
               (4) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (e) TOTAL RETURN BOND FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities; (2) mortgage-related or housing-related securities (including mortgage-related or housing-related U.S. Government Securities) and municipal securities are not treated as involving a single industry; (3) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and
               (4) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
               Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (f) SMALL COMPANY STOCK FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities, municipal securities are not treated as involving a single industry; (2) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and
               (3) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
               Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (g) DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (h) STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, STRATEGIC INCOME FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE BALANCED FUND, INCOME EQUITY FUND, INDEX FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, and SMALL COMPANY GROWTH FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities, municipal securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (i) INTERNATIONAL FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities; (2) there is no limit on investment in issuers domiciled in a single country; (3) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (4) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

(3)      BORROWING

         (a) Each MONEY MARKET FUND, INCOME FUND, TOTAL RETURN BOND FUND, each TAX-FREE INCOME FUND, VALUGROWTH STOCK FUND, SMALL COMPANY STOCK FUND, DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may borrow money from banks or by entering into reverse repurchase agreements, but the Fund will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing).


         (b) STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, STRATEGIC INCOME FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE BALANCED-EQUITY FUND, INDEX FUND, INCOME EQUITY FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND and INTERNATIONAL FUND may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (as computed immediately after the borrowing).

         (c) TREASURY PLUS FUND may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets. For purposes of this limitation, the following are not treated as borrowing to the extent they are fully collateralized: (i) the delayed delivery of purchased securities (such as the purchase of when-issued securities), (ii) reverse repurchase agreements; (iii) dollar roll transactions; and (iv) the lending of securities.


(4)      ISSUANCE OF SENIOR SECURITIES

               NO FUND may issue senior securities except to the extent permitted by the 1940 Act.

(5)      UNDERWRITING ACTIVITIES

         (a) TREASURY PLUS FUND may not underwrite (as that term is defined by the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be considered to be an underwriter.

         (b) NO OTHER FUND may underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(6)      MAKING LOANS

         (a) TREASURY PLUS FUND may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

         (b) NO OTHER FUND may make loans, except a Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

(7)      PURCHASES AND SALES OF REAL ESTATE

         (a) EACH FUND (other than DIVERSIFIED SMALL CAP FUND, SMALL CAP OPPORTUNITIES FUND and TREASURY PLUS FUND) may not purchase or sell real estate or any interest therein or real estate limited partnership interests, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

         (b) DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may not purchase or sell real estate or any interest therein, except that it may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

         (c) TREASURY PLUS FUND may not purchase or sell real estate, unless acquired as a result of ownership of securities or other investments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(8)      PURCHASES AND SALES OF COMMODITIES

         (a) EACH FIXED INCOME FUND, EQUITY FUND (other than DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND) and BALANCED FUND may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

         (b) DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures and forward currency contracts and other financial contracts or derivative instruments.

         (c) TREASURY PLUS FUND may not purchase or sell physical commodities unless acquired as a result of the ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are not fundamental policies of the Fund. Reference to a Fund includes reference to its corresponding Core Portfolio, if applicable, which has the same fundamental policies as the Fund. The policies of a Fund may be changed by the Board, or in the case of its corresponding Core Portfolio, the Core Trust Board.

(1)      DIVERSIFICATION

         (a) To the extent required to qualify as a regulated investment company, and with respect to 50% of its assets, Municipal MONEY MARKET FUND may not purchase a security other than a U.S. Government Security, if as a result, more than 5% of the Fund' s total assets would be invested in the section as a single issuer or the Fund would own more than 10% of the outstanding rated securities of any single issuer.

         (b) COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND AND MINNESOTA TAX-FREE FUND, the Fund are "non-diversified" as that term is defined in the 1940 Act.

         (c) With respect to each of COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND, to the extent required to qualify as a regulated investment company under the Code, as amended, the Fund may not purchase a security (other than a U.S. Government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

(2)      BORROWING

         (a) EACH FUND'S (other than TREASURY PLUS FUND'S, INTERMEDIATE GOVERNMENT INCOME FUND'S and DIVERSIFIED BOND FUND'S) borrowings for other than temporary or emergency purposes or meeting redemption requests may not exceed an amount equal to 5% of the value of the Fund's net assets. When STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, STRATEGIC INCOME FUND, MODERATE BALANCED FUND, GROWTH
                    BALANCED FUND, AGGRESSIVE BALANCED-EQUITY FUND, INCOME EQUITY FUND, INDEX FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND and INTERNATIONAL FUND establish a segregated account to limit the amount of leveraging with respect to certain investment techniques, they do not treat those techniques as involving borrowings for purposes of this or other borrowing limitations.

         (b) TREASURY PLUS FUND may not purchase or sell physical commodities unless acquired as a result of the ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(3)      ILLIQUID SECURITIES

         (a) No MONEY MARKET FUND other than TREASURY PLUS FUND may acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("Restricted Securities").

         (b) EACH FIXED INCOME FUND, EQUITY FUND and BALANCED FUND may not acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("Restricted Securities").

         (c) TREASURY PLUS FUND may not invest more than 10% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value,
                  (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.


 (4)     OTHER INVESTMENT COMPANIES

         NO FUND may invest in securities of another investment company, except to the extent permitted by the 1940 Act.

(5)      MARGIN AND SHORT SALES

         (a) EACH FUND (other than TREASURY PLUS FUND, LIMITED TERM GOVERNMENT INCOME FUND and INTERMEDIATE GOVERNMENT INCOME FUND) may not purchase securities on margin, or make short sales of securities (except short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. EACH FUND other than TREASURY PLUS FUND may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts. NO FUND (other than TREASURY PLUS FUND, DIVERSIFIED SMALL CAP FUND AND SMALL CAP OPPORTUNITIES FUND) may enter short sales if, as a result, more that 25% of the value of the Fund's total assets would be so invested, or such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.

         (b) TREASURY PLUS FUND may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. The Fund may not purchase securities on margin, except that the Fund may use short-term credit for clearance of the Fund's transactions, and provided that the initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(6)      UNSEASONED ISSUERS

         NO FUND (other than TREASURY PLUS FUND, DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND) may invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if, as a result, more than 5% of the value of the Fund's total assets would be so invested; provided, that each Fund may invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

(7)      PLEDGING

         NO FUND may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

(8)      SECURITIES WITH VOTING RIGHTS

         NO MONEY MARKET FUND or FIXED INCOME FUND may purchase securities having voting rights except securities of other investment companies; provided that the Funds may hold securities with voting rights obtained through a conversion or other corporate transaction of the issuer of the securities, whether or not the Fund was permitted to exercise any rights with respect to the conversion or other transaction.

(9)     LENDING OF PORTFOLIO SECURITIES

         NO FUND (other than SMALL CAP OPPORTUNITIES FUND) may lend portfolio securities if the total value of all loaned securities would exceed 33 1/3% of the Fund's total assets, as determined by SEC guidelines.

         SMALL CAP OPPORTUNITIES FUND may not lend portfolio securities if the total value of all loaned securities would exceed 25% of its total assets.

(10)    REAL ESTATE LIMITED PARTNERSHIPS

          NO FUND other than TREASURY PLUS FUND may invest in real estate limited partnerships.

(11)     OPTIONS AND FUTURES CONTRACTS

         (a)        No  Money  Market  Fund  may  invest  in  options,   futures
                    contracts or options on futures contracts.

         (b) No Fixed Income Fund, Equity Fund (other than Small Cap Opportunities Fund) or Balanced Fund may purchase an option if, as a result, more that 5% of the value of the Fund's total assets would be so invested.

(12)     WARRANTS

         NO FUND may invest in warrants if: (1) more than 5% of the value of the Fund's net assets would will be invested in warrants (valued at the lower of cost or market) or (2) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange; provided, that warrants acquired by a Fund attached to securities are deemed to have no value.

(13)     TREASURY FUND INVESTMENT LIMITATIONS

         TREASURY FUND may not enter into repurchase agreements or purchase any security other than those that are issued or guaranteed by the U.S. Treasury, including separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury.

(14)     PURCHASES AND SALES OF COMMODITIES

         NO MONEY MARKET FUND except TREASURY PLUS FUND may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities, provided that currencies and currency-related contracts and contracts on indices are not be deemed to be physical commodities.

         TREASURY PLUS FUND may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities.

(15)     VALUGROWTH STOCK FUND INVESTMENT LIMITATIONS

         VALUGROWTH STOCK FUND may not enter into commitments under when-issued and forward commitment obligations in an amount greater than 15% of the value of the Fund's total assets.

(16)     EXERCISING CONTROL OF ISSUERS

         TREASURY PLUS FUND may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control


IV.      PERFORMANCE AND ADVERTISING DATA


Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Funds is historical and is not intended to indicate future returns. All performance information for a Fund is calculated on a class basis. Each Fund's yield and total return fluctuate in response to market conditions and other factors. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for the Money Market Funds, a Fund takes the income it earned from its investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 7-day period. With respect to each of the other Funds, to calculate standardized yield, a Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. Municipal Money Market Fund and the Tax-Exempt Fixed Income Funds may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate.

A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period.
Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. Published yield quotations are, and total return figures may be, based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of yield or total return that does not take into account sales charges paid by an investor will be higher than a similar computation that takes into account payment of sales charges.



For a listing of certain performance data as of May 31, 1998 (see Appendix C-- Performance Data, Table 3-- Total Returns).

In performance advertising, the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, Shearson

Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, Russell 2000 Index, Morgan Stanley - Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of a Fund that invests its assets using different investment styles. Indices are not used in the management of a Fund but rather are standards by which an Adviser and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. This material is not to be considered representative or indicative of future performance. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that each Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Norwest, Processing Organizations and others may charge their customers, various retirement plans or other shareholders that invest in a Fund fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

MONEY MARKET FUNDS

Yield quotations for the Money Market Funds will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Money Market Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

FIXED INCOME AND EQUITY FUNDS

Standardized yields for the Funds used in advertising are computed by dividing a Fund's interest income (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to municipal securities purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis. In general, interest income is increased with respect to municipal securities purchased at original issue at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from these calculations.

The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

Income calculated for the purpose of determining each Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, any change in the Fund's net asset value per share over the period and maximum sales charge, if any, applicable to purchases of the Fund's shares. Average annual total returns are calculated, through the use of a formula prescribed by the SEC, by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. The average annual total return is computed separately for each class of shares of a Fund. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P = a  hypothetical  initial  payment  of  $1,000
                  T =  average annual total return
                  n = number of years
                  ERV  = ending  redeemable  value:  ERV  is  the  value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the sales load according to the following formula:

       P(1+U)n = ERV

Where    P        =     a hypothetical initial payment of $1,000.

         U        =     average annual total return assuming non payment of
                        the maximum sales load at the beginning of the stated period.

         n              number of years

         ERV      =     ending redeemable value of a hypothetical $1,000 payment
                        at the end of the stated period

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT = period total return
                  The other definitions are the same as in average annual total return above

MULTICLASS, COLLECTIVE INVESTMENT AND COMMON TRUST FUND AND CORE-GATEWAY PERFORMANCE

MULTICLASS PERFORMANCE

When a Fund has more than one class of shares, performance calculations for the classes of shares that are created after the initial class may be stated so as to include the performance of the initial class or classes of the Fund. Generally, performance of the initial class is not restated to reflect the expenses or expense ratio of the subsequent class. For instance, if A Shares of a Fund are created after I Shares have been in existence, the inception of performance for the A Shares will be deemed to be the inception date of the I Shares and the performance of the I Shares (based on the I Shares actual expenses) from the inception of I Shares to the inception of A Shares will be deemed to be the performance of A Shares for that period. For standardized total return calculations, the current maximum initial sales load and applicable 12b-1 fees on A Shares would be used in determining the total return of A Shares as if assessed at the inception of I Shares. Generally, the performance of B Shares will be calculated only from the inception date of B Shares, regardless of the existence of prior share classes in the same Fund.

COLLECTIVE INVESTMENT AND COMMON TRUST FUND PERFORMANCE

Prior to November 11, 1994, Norwest Bank managed several collective investment funds each of which had an investment objective and investment policies that were in all material respects equivalent to a particular Fund which became the successor to the collective investment fund. Therefore, the performance for these Funds includes the performance of their predecessor collective investment funds for periods before those Funds became mutual funds on November 11, 1994. The collective investment fund performance was adjusted to reflect those Funds' 1994 estimate of their expense ratios for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements). Prior to October 1, 1997, Norwest Bank managed a common trust fund which had an investment objective and investment policies that were in all material respects equivalent to one of the Funds which became the successor to the collective investment fund. Therefore, the performance for the Fund includes the performance of the predecessor common trust fund for the period before the Fund became a mutual fund on October 1, 1997. The common trust fund performance was adjusted to reflect the Fund's 1997 estimate of its expense ratio for the first year of operation as a mutual fund (without giving effect to any fee waivers or expense reimbursements). The collective investment funds and common trust fund were not registered under the 1940 Act nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected the performance result. The performance of International Fund reflects the historical performance of Schroder International Equity Fund (managed by Schroder Capital Management International Inc.) in which International Fund's predecessor collective investment fund invested.

CORE-GATEWAY PERFORMANCE

When a Fund invests all of its investable assets in Core portfolio that has a performance history prior to the investment by the Fund, the Fund will assume the performance history of the Core Portfolio. That history may be restated to reflect the estimated expenses of the Fund.

OTHER ADVERTISEMENT MATTERS

The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge; excluding sales charges from a total return calculation produces a higher return figure. Any performance information may be presented numerically or in a table, graph or similar illustration.

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) biographical descriptions of the Funds' portfolio managers and the portfolio management staff of the Advisers or summaries of the views of the portfolio managers with respect to the financial markets; (7) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from a Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (9) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Fund's performance.

The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                      8.33
                  3                       $100                        $15                      6.67
                  4                       $100                        $20                      5.00
                  5                       $100                        $18                      5.56
                  6                       $100                        $16                      6.25
                                          ----                        ---                      ----
                            Total Invested $600      Average Price $15.17        Total Shares 41.81

With respect to the Funds that invest in municipal securities and distribute Federally tax-exempt (and in certain cases state tax exempt) dividends, the Funds may advertise the benefits of and other effects of investing in municipal securities. For instance, the Funds' advertisements may note that municipal bonds have historically offered higher after tax yields than comparable taxable alternatives for those persons in the higher tax brackets, that municipal bond yields may tend to outpace inflation and that changes in tax law have eliminated many of the tax advantages of other investments. The combined Federal and state income tax rates for a particular state may also be described and advertisements may indicate equivalent taxable and tax-free yields at various approximate combined marginal Federal and state tax bracket rates. All yields so advertised are for illustration only are not necessarily representative of a Fund's yield.

In connection with its advertisements each Fund may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has for more than 60 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that Norwest believes that it has been successful as a national financial service firm.

V.       MANAGEMENT

Those officers, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest.

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years and age as of October 1, 1998 are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

JOHN Y. KEFFER, Chairman and President,* Age 56.


     President and Owner, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, Limited Liability Company (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent), and other companies within the Forum Financial Group of companies. Mr. Keffer is a Director, Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. or its affiliates serves as manager, administrator or distributor. His address is Two Portland Square, Portland, Maine 04101.


ROBERT C. BROWN, Trustee,* Age  67.


     Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation since February 1993. Prior thereto, he was Manager of Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest), until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.


DONALD H. BURKHARDT, Trustee, Age  72.


     Principal of The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.


JAMES C. HARRIS, Trustee, Age  78.


     President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating trustee and former Director of First Midwest Corporation (a small business investment company). His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.


RICHARD M. LEACH, Trustee, Age  65.


     President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director of Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.


JOHN S. MCCUNE,* Trustee, Age  53.


     President, Norwest Investment Services, Inc. (a broker-dealer subsidiary of Norwest bank) His address is 608 2nd Avenue South, Minneapolis, Minnesota 55479.


TIMOTHY J. PENNY, Trustee, Age  46.


     Senior Counselor to the public relations firm of Himle-Horner since January 1995 and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization) since January 1995. Prior thereto Mr. Penny was the Representative to the United States Congress from Minnesota's First Congressional District. His address is 500 North State Street, Waseca, Minnesota 56095.


DONALD C. WILLEKE, Trustee, Age  58.


     Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.


SARA M. MORRIS, Vice President and Treasurer, Age  35.


     Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Morris was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Morris is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.


DAVID I. GOLDSTEIN, Vice President and Secretary, Age  37.


     Managing Director and General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Mr. Goldstein is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


THOMAS G. SHEEHAN, Vice President and Assistant Secretary, Age  44.


     Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


PAMELA J. WHEATON, Assistant Treasurer, Age  39.


     Manager - Tax and Compliance Group, Forum Financial Services, Inc., with which she has been associated since 1989. Ms. Wheaton is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.





DON L. EVANS, ASSISTANT SECRETARY, AGE  50.


     Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto was associated with the law firm of Weiner & Strother. Mr. Evans is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.


EDWARD C. LAWRENCE, ASSISTANT SECRETARY, AGE  29.


     Fund Administrator, Forum Financial Services, Inc., with which he has been associated since 1997. Prior thereto, Mr. Lawrence was a self-employed contractor on antitrust cases with the law firm of White & Case. After graduating from law school, from 1994-1996, Mr. Lawrence worked as an assistant public defender for the Missouri State Public Defender's Office. His address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee of the Trust is paid a retainer fee in the total amount of $5,000, payable quarterly, for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. In addition, each Trustee is paid $3,000 for each regular Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year or compensation or reimbursement for his associated expenses. In addition, no officer of the Trust is compensated by the Trust.

Mr. Burkhardt, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $6,000 from the Trust and Norwest Select Funds allocated pro rata between the Trust and Norwest Select Funds based upon relative net assets, for his services as Chairman. Each Trustee was elected by shareholders on April 30, 1997.

The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Norwest Select Funds have a December 31 fiscal year end. Information is presented for the twelve month period ended May 31, 1998, which was the fiscal year end of all of the Trust's portfolios.

                                                                             TOTAL COMPENSATION FROM
                                                     TOTAL COMPENSATION       THE TRUST AND NORWEST
                                                       FROM THE TRUST             SELECT FUNDS
                                                       --------------             ------------

         Mr. Brown                                       $32,870                    $33,000
                                                          =================================
         Mr. Burkhardt                                   $39,344                    $39,500
                                                          =================================
         Mr. Harris                                      $32,870                    $33,000
                                                          =================================
         Mr. Leach                                       $32,870                    $33,000
                                                          =================================
         Mr. Penny                                       $32,870                    $33,000
                                                          =================================
         Mr. Willeke                                     $32,870                    $33,000
                                                          =================================


Neither the Trust nor Norwest Select Funds has adopted any form of retirement plan covering Trustees or officers. For the twelve month period ended May 31, 1998 total expenses of the Trustees (other than Mr. Keffer) was $20,870 and total expenses of the trustees of Norwest Select Funds was $77 .


As of October 1, 1998, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Funds.

TRUSTEES AND OFFICERS OF CORE TRUST


The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

JOHN Y. KEFFER*, Chairman and President (Age 56).

     President , Forum Financial Group, LLC (mutual fund services company holding company). Mr. Keffer is a Trustee/Director and/or officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

COSTAS AZARIADIS, Trustee (Age 55).


     Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


JAMES C. CHENG, Trustee (Age 56).

     President, Technology Marketing Associates (a marketing company for small and medium size businesses in New England) since 1991. Prior thereto, Mr. Cheng Mr. Cheng was President of Network Dynamics, Inc. (a software development company). His address is 27 Temple Street, Belmont, MA 02718.

J. MICHAEL PARISH, Trustee (Age 55).

         Partner at the law firm of Reid & Priest L.L.P. since 1995. From 1989 to 1995, he was a partner at Winthrop, Stimson, Putnam & Roberts . His address is 40 West 57th Street, New York, New York 10019.

 STACEY HONG, Treasurer (Age 32)

     Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Prior thereto, Mr. Hong was a Senior Accountant at Ernst & Young, LLP. His address is Two Portland Square, Portland, Maine 04101.

THOMAS G. SHEEHAN, Vice President (Age 44).

     Managing Director, Forum Financial Group, LLC with which he has been associated since October 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

DAVID I. GOLDSTEIN, Secretary (Age 37).

     General Counsel, Forum Financial Group , LLC, with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart, LLP. Mr. Goldstein is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

LESLIE K. KLENK,  Secretary (Age 34)

     Assistant Counsel, Forum Financial Group, LLC with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

PAMELA STUTCH, Assistant Secretary (Age 31)

     Fund Administrator, Forum Financial Group, LLC with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.


TRUSTEES AND OFFICERS OF SCHRODER CORE


The Trustees and officers of Schroder Core and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Schroder Core is indicated by an asterisk. Messrs. Keffer and Sheehan, officers of Schroder Core, currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, (see "Management - Trustees and Officers - Trustees and Officers of the Trust.")

OFFICERS AND TRUSTEES. The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. Except as noted, each of these individuals currently serves in the same capacity for Schroder Capital Funds, Schroder Capital Funds II and Schroder Series Trust, other registered investment companies in the Schroder family of funds.

PETER E. GUERNSEY, (Age 75)

     c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust;
     Insurance   Consultant   since  August  1986;  prior  thereto  Senior  Vice
     President, Marsh & McLennan, Inc., insurance brokers.

JOHN I. HOWELL, (Age 80)

     c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, (Age 75)

     c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, (Age 77)

         c/o the Trust, Two Portland Square, Portland, Maine - Chairman and Trustee of the Trust; retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

HON. DAVID N. DINKINS, (Age 69)

     c/o the Trust, Two Portland Square, Portland, Maine, Trustee of the Trust; Professor, Columbia University School of International and Public Affairs; Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetic Center, Inc.; formerly, Mayor, The City of New York.

PETER S. KNIGHT, (Age 46)
     c/o the Trust, Two Portland Square, Portland, Maine, Trustee of the Trust; Partner, Wunder, Knight, Levine, Thelen & Forcey; Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group Inc., Formerly, Campaign Manager, Clinton/Gore `96.

SHARON L. HAUGH*, (Age 51)

     787 Seventh Avenue, New York, New York, Trustee of the Trust; Chairman, Schroder Capital Management Inc. ("SCM"), Executive Vice President and Director, SCMI; Chairman and Director, Schroder Advisors.

MARK J. SMITH*, (Age 35)

     33 Gutter Lane, London, England - President and Trustee of the Trust; Senior Vice President and Director of SCMI since April 1990; Director and Senior Vice President, Schroder Advisors.

 MARK ASTLEY, (Age 33)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; First Vice President of SCMI, prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1987.

ROBERT G. DAVY, (Age 36)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON, (Age 55)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; Secretary of SCM since July 1995; Senior Vice President (since April 1997) and General Counsel of Schroders U.S. Holdings Inc. since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, (Age 51)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd.

     since 1989.


 FERGAL CASSIDY, (Age 28)

     787 Seventh Avenue, New York, New York - Treasurer of the Trust.

 JOHN Y. KEFFER, (Age 56)

         Two Portland Square, Portland, Maine - Vice President of the Trust; President of FFC, the Fund's transfer and dividend disbursing agent and other affiliated entities including Forum Financial Services, Inc., Forum Administrative Services, LLC, and Forum Advisors, Inc.

 JANE P. LUCAS, (Age 35)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; Director and Senior Vice President SCMI; Director of SCM since September 1995; Director of Schroder Advisors since September 1996; Assistant Director Schroder Investment Management Ltd. since June 1991.

CATHERINE A. MAZZA, (Age 37)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

 MICHAEL PERELSTEIN, (Age 41)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; Director since May 1997 and Senior Vice President of SCMI since January 1997; prior thereto, Managing Director of MacKay - Shields Financial Corp.

 ALEXANDRA POE, (Age 37)

     787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust; Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; Secretary of Schroder Advisors; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

 NICHOLAS ROSSI, (Age 35)

     787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust, Associate of SCMI since October 1997 and Assistant Vice President Schroder Advisors since March 1998; prior thereto Mutual Fund Specialist, Willkie Farr & Gallagher since May 1996; prior thereto, Fund Administrator with Furman Selz LLC since 1992.

THOMAS G. SHEEHAN, (Age 44)

     Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust; Relationship Manager, Forum Administrative
     Services, LLC since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, (Age 36)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; Group Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987; Director of SCM since April 1997.

JOHN A. TROIANO, (Age 38)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCM since April 1997; Chief Executive Officer, since July 1, 1997, of SCMI and Managing Director and Senior Vice President of SCMI since October 1995; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

CHERYL O. TUMLIN, (Age 32)

     Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust; Assistant Counsel, Forum Administrative Services, LLC since July 1996, prior thereto, attorney with the U.S. Securities and Exchange Commission, Division of Market Regulation since 1995; prior thereto, attorney with Robinson Silverman Pearce Aronsohn & Berman since 1991.

IRA L. UNSCHULD, (Age 31)

     787 Seventh Avenue, New York, New York - Vice President of the Trust; Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993.

     * Interested Trustee of the Trust within the meaning of the 1940 Act.



INVESTMENT ADVISORY SERVICES

GENERAL

Table 1 in Appendix B shows, with respect to each Fund, the dollar amount of fees payable under the Investment Advisory Agreements between Norwest and the Trust or Norwest and Core Trust, if the Fund invests in one or more Core Portfolios, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. That table also shows similar information with respect to Schroder for its services to International Portfolio and Schroder U.S. Smaller Companies Portfolio. The data is for the past three fiscal years or a shorter period if the Fund has been in operation for a shorter period.

The advisory fee for each Fund is disclosed in the Fund's prospectuses. All investment advisory fees are accrued daily and paid monthly. Each Adviser, in its sole discretion, may waive or continue to waive all or any portion of its investment advisory fees.

In addition to receiving its advisory fee from the Funds, each Adviser or its affiliates may act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. In some instances Norwest or its affiliates may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in a Fund an amount equal to all or a portion of the fees received by Norwest or any of its affiliates from a Fund with respect to the client's assets invested in the Fund.

NORWEST INVESTMENT MANAGEMENT

Subject to the general supervision of the Board, Norwest makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program or oversees the investment decisions of the investment subadvisers, as applicable. Norwest provides its investment advisory services indirectly to each Fund that operates in a Core and Gateway Structure (other than Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio) through its investment advisory services of the Core Portfolios. In addition, subject to the general supervision of the Board, Norwest continuously reviews and determines the allocation of the assets of Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and International Fund among the various investment styles and Core Portfolios in which those Funds invest. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1998, Norwest Corporation had assets of $93.2 billion, which made it the 12th largest bank holding company in the United States. As of June 30, 1998, Norwest managed assets with a value of approximately $29 billion.

Norwest furnishes at its expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund. For further information about the investment subadvisory services for certain Funds and the advisory services for International Portfolio of Core Trust. (See "Management -- Investment Advisory Services -- Schroder Capital Management International, Inc.," "--Sub-Advisers" -- Crestone Capital Management, Inc.," "-- Galliard Capital Management, Inc.," "-- Peregrine Capital Management, Inc.," "-- United Capital Management, Inc." And "-- Smith Asset Management Group, L.P.") Under its various Investment Advisory Agreements, Norwest may delegate its responsibilities to any investment subadviser approved by the Board and, as applicable, shareholders, with respect to all or a portion of the assets of the Fund. With respect to each Fund, the Investment Advisory Agreement between the Trust and Norwest will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not interested persons of any party to the Investment Advisory Agreement, at a meeting called for the purpose of voting on the Investment Advisory Agreement.

Each Investment Advisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice: (1) by the Board or by a vote of a majority of the outstanding voting securities of the Fund to the Adviser or (2) by the Adviser on 60 days' written notice to the Trust. Each Investment Advisory Agreement shall terminate upon assignment. The Investment Advisory Agreements also provide that, with respect to the Funds, neither Norwest nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing in the Investment Advisory Agreements shall be deemed to protect, or purport to protect, the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Norwest's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreements. The Investment Advisory Agreements provide that Norwest may render services to others.

Norwest  acts  as  investment  adviser  to  Cash  Investment  Fund,  Ready  Cash
Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund, Municipal Money Market Fund, Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap
Opportunities Fund, Diversified Small Cap Fund and International Fund. The investment advisory agreements between Norwest and Core Trust on behalf of the portfolios are identical to the Investment Advisory Agreements between the Trust and Norwest, except for the fees payable thereunder and certain immaterial matters.

Norwest Investment Management, Inc. is a part of Norwest Corporation which as of June 30, 1998, was a $93.2 billion financial services company providing banking, insurance, investments, mortgage and consumer finance through 3,844 stores in all 50 states, Canada, the Caribbean, Central America and elsewhere internationally.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.-- SCHRODER U.S. SMALLER COMPANIES PORTFOLIO/INTERNATIONAL PORTFOLIO

Subject  to  the  general  supervision  of the  Core  Boards,  Schroder  Capital
Management International Inc. makes investment decisions for Schroder U.S. Smaller Companies Portfolio, International Portfolio and Schroder EM Core Portfolio and continuously reviews, supervises and administers those Core Portfolio's investment programs.

Small Cap Opportunities Fund invests all of its assets in Schroder U.S. Smaller Companies Portfolio and International Fund invests all of its assets in International Portfolio and Schroder EM Core Portfolio. Pursuant to a separate Advisory Agreement between Schroder Core and Schroder, Schroder acts as investment adviser to Schroder U.S. Smaller Companies Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing Schroder U.S. Smaller Companies Portfolio's investments and effecting portfolio transactions for Schroder U.S. Smaller Companies Portfolio. Pursuant to a separate Advisory Agreement between Core Trust and Schroder, Schroder acts as investment adviser to International Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing International Portfolio's investments and effecting portfolio transactions for International Portfolio. The Advisory Agreements between Schroder U.S. Smaller Companies Portfolio, International Portfolio, Schroder EM Core Portfolio and Schroder will continue in effect only if such continuance is specifically approved at least annually: (1) by the applicable Trust Board or by vote of a majority of the outstanding voting interests of the Core Portfolio, and, in either case (2) by a majority of the applicable Trust's trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of the applicable Trust), at a meeting called for the purpose of voting on the Advisory Agreement; provided further, however, that if the Advisory Agreement or the continuation of the Agreement is not approved as to a Core Portfolio, the Adviser may continue to render to that Core Portfolio the services described herein in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

On behalf of each Fund that invests all or a portion of its assets in Schroder U.S. Smaller Companies Portfolio or International Portfolio, Norwest and the Trust have entered into an Investment Subadvisory Agreement with Schroder. An Investment Subadvisory Agreement would become operative and Schroder would directly manage a Fund's assets if the Board determined it was no longer in the best interest of the Fund to invest in smaller companies or international securities by investing in another registered investment company. In that event, pursuant to the Investment Subadvisory Agreement Schroder would makes investment decisions directly for a Fund and continuously review, supervise and administer the Fund's investment program with respect to that portion, if any, of the Fund's portfolio that Norwest has so delegated. Schroder would be required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Funds' investments and effecting portfolio transactions for the Funds (to the extent of Norwest's delegation).

The Investment Subadvisory Agreements will continue in effect only if such continuance is specifically approved at least annually: (1) by the Board or by vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, (2) by a majority of the applicable Trust's trustees who are not parties to the Investment Subadvisory Agreements or interested persons of any such party (other than as trustees of the applicable Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements; provided further, however, that if the Investment Subadvisory Agreements or the continuation of the Agreements is not approved as to a Fund, the Subadviser may continue to render to that Fund the services described herein in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

Each Investment Subadvisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Board, or by Schroder on 60 days written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreements also provide that, with respect to the Funds, neither Schroder nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Schroder's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreements. The Investment Subadvisory Agreements provide that Schroder may render services to others.

No payments are made under the Funds' Investment Subadvisory Agreements with Schroder because no assets are allocated to Schroder to manage directly.

The Advisory Agreements between Schroder and Core Trust and Schroder and Schroder Core on behalf of International Portfolio, Schroder EM Core Portfolio and Schroder U.S. Smaller Companies Portfolio, respectively are identical to the Investment Advisory Agreements between the Trust and Norwest, except for the fees payable thereunder and certain immaterial matters.

SUB-ADVISERS

The Adviser pays a fee to each of the Subadvisers. These fees do not increase the fees paid by shareholders of the Funds. The amount of the fees paid by Norwest to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Subadviser in managing the Fund and the nature and magnitude of the expenses incurred by the Subadviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable to each Fund by Norwest for investment advisory services will not vary as a result of those negotiations.

Norwest performs internal due diligence on each Subadviser and monitors each Subadviser's performance using its proprietary investment adviser selection and monitoring process. Norwest will be responsible for communicating performance targets and evaluations to Subadvisers, supervising each Subadviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Fund, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. Norwest also may from time to time recommend that the Board of Trustees replace one or more Subadvisers or appoint additional Subadvisers, depending on the Adviser's assessment of what combination of Subadvisers it believes will optimize each Fund's chances of achieving its investment objectives. The sub-advisory agreements with respect to the Funds and, with respect to the Core Portfolios, are identical, except for the fees payable and certain other non-material matters.

CRESTONE CAPITAL MANAGEMENT, INC.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with the Small Company Stock Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund (the "Funds"), Norwest has entered into an Investment Subadvisory Agreement with Crestone, located at 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111 with respect to Small Company Stock Portfolio. Crestone is registered with the SEC as an investment adviser and is a non-wholly owned subsidiary of Norwest. Pursuant to the Investment Subadvisory Agreement, Crestone makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment program with respect to that portion, if any, of the Funds' investment portfolio that Norwest believes should be invested using Crestone as a subadviser. Currently, Crestone manages all of the assets of Small Company Stock Portfolio and has done so since the Core Portfolio's inception. Norwest supervises the performance of Crestone including its adherence to the Funds' investment objectives and policies and pays Crestone a fee for its investment management services. For its services under the Investment Subadvisory Agreement, Norwest pays Crestone a fee based on the Core Portfolio's average daily net assets at an annual rate of 0.40% on the first $30 million; 0.30% on the next $30 million; 0.20% on the next $40 million and 0.15% on all sums in excess of $100 million. For Small Company Stock Fund's fiscal years ended May 31, 1998, 1997 and 1996, Norwest paid Crestone subadvisory fees of $108,264, $180,748 and $137,862, respectively.

Under its Investment Subadvisory Agreement, Crestone makes investment decisions for the Core Portfolio and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio for which Norwest has delegated management responsibility. Crestone is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Funds' investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect with respect to a Core Portfolio only if such continuance is specifically approved at least annually: (1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Core Portfolio, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreement; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to the Core Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to the Core Portfolio on 60 days' written notice when authorized either by majority vote of the Core Portfolio's shareholders or by the Core Trust Board, or by Crestone on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to the Core Portfolio, neither Crestone nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Crestone against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Crestone's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Crestone may render services to others.

Crestone also currently serves as Investment Subadviser to the Funds pursuant to a separate investment subadvisory agreement between Crestone and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

GALLIARD CAPITAL MANAGEMENT, INC.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Stable Income Fund, Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund (the "Funds"), Norwest has entered into an Investment Subadvisory Agreement with Galliard, located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479 with respect to Stable Income Portfolio, Strategic Value Bond Portfolio and Managed Fixed Income Portfolio. Galliard is registered with the SEC as an investment adviser and is an investment advisory subsidiary of Norwest Bank. Pursuant to the Investment Subadvisory Agreement, Galliard makes investment decisions for each of the Funds and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio that Norwest believes should be invested using Galliard as a subadviser. Currently, Galliard manages all the assets of each Core Portfolio and has done so since each Core Portfolio's inception. Norwest supervises the performance of Galliard including its adherence to the Core Portfolios' investment objectives and policies and pays Galliard a fee for its investment management services.

Under its Investment Subadvisory Agreement, Galliard makes investment decisions for each Core Portfolio and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio for which Norwest has delegated management responsibility. Galliard is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect with respect to a Core Portfolio only if such continuance is specifically approved at least annually: (1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Core Portfolios, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreement; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Core Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Core Portfolio on 60 days' written notice when authorized either by majority vote of the Core Portfolio's shareholders or by the Core Trust Board, or by Galliard on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Core Portfolio, neither Galliard nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Galliard against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Galliard's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Galliard may render services to others.

Galliard also currently serves as Investment Subadviser to the Funds pursuant to a separate investment subadvisory agreement between Smith and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

PEREGRINE CAPITAL MANAGEMENT, INC.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund and Small Company Growth Fund (the "Funds"), Norwest has entered into an Investment Subadvisory Agreement with Peregrine, located at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55479 with respect to Positive Bond Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. Peregrine is registered with the SEC as an investment adviser and is an investment advisory subsidiary of Norwest Bank. Pursuant to the Investment Subadvisory Agreement, Peregrine makes investment decisions for each of the Funds and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio that Norwest believes should be invested using Peregrine as a subadviser. Currently, Peregrine manages all the assets of each Core Portfolio and has done so since each Core Portfolio's inception. Norwest supervises the performance of Peregrine including its adherence to the Core Portfolios' investment objectives and policies and pays Peregrine a fee for its investment management services.

Under its Investment Subadvisory Agreement, Peregrine makes investment decisions for each Core Portfolio and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio for which Norwest has delegated management responsibility. Peregrine is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect with respect to a Core Portfolio only if such continuance is specifically approved at least annually: (1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Core Portfolios, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreement; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Core Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Core Portfolio on 60 days' written notice when authorized either by majority vote of the Core Portfolio's shareholders or by the Core Trust Board, or by Peregrine on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Core Portfolio, neither Peregrine nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Peregrine against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Peregrine's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Peregrine may render services to others.

Peregrine also currently serves as Investment Subadviser to the Funds pursuant to a separate investment subadvisory agreement between Peregrine and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

SMITH ASSET MANAGEMENT GROUP, L.P.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund (the "Funds") , Norwest has entered into an Investment Subadvisory Agreement with Smith, located at 500 Crescent Court, Suite 250, Dallas, Texas with respect to Disciplined Growth Portfolio and Small Cap Value Portfolio. Smith is registered with the SEC as an investment adviser. Pursuant to the Investment Subadvisory Agreement, Smith makes investment decisions for each of the Portfolios and continuously reviews, supervises and administers each Core Portfolio's investment program with respect to that portion, if any, of the Fund's investment portfolio that Norwest believes should be invested using Smith as a subadviser. Currently, Smith manages all the assets of each Core Portfolio and has done so since each Core Portfolio's inception. Norwest supervises the performance of Smith including its adherence to the Core Portfolios' investment objectives and policies and pays Smith a fee for its investment management services. As of October 1, 1997, for its services under the Investment Subadvisory Agreement, Norwest pays Smith a fee based on Disciplined Growth Portfolio's and Small Cap Value Portfolio's average daily net assets at an annual rate of 0.35% and 0.45%, respectively.

Under its Investment Subadvisory Agreement, Smith makes investment decisions for each Core Portfolio and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio for which Norwest has delegated management responsibility. Smith is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect with respect to a Core Portfolio only if such continuance is specifically approved at least annually: (1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Core Portfolios, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreement; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Core Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Core Portfolio on 60 days' written notice when authorized either by majority vote of the Core Portfolio's shareholders or by the Core Trust Board, or by Smith on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Core Portfolio, neither Smith nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Smith against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Smith's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Smith may render services to others.

Smith also currently serves as Investment Subadviser to the Funds pursuant to a separate investment subadvisory agreement between Smith and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in one or more Core Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Core Portfolios. If a Fund redeems assets from a Core Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets. Norwest's dormant investment advisory fees are at the following rates:

                                                       Fee as a
      Fund                             % of the Fund's average daily net assets
      ----                             ----------------------------------------
 Cash Investment Fund                        0.20% for the first $300 million;
                                             0.16% for the next  $400 million;
                                             0.12% for the remaining assets.
 Ready Cash Investment Fund                  0.40% for the first $300 million;
                                             0.36% for the next  $400 million;
                                             0.32%  for the remaining assets
 Stable Income Fund                                   0.30%
 Diversified Bond Fund                                0.35%
 Total Return Bond Fund                               0.50%
 Strategic Income Fund                                0.45%
 Moderate Balanced Fund                               0.53%
 Growth Balanced Fund                                 0.58%
 Aggressive Balanced-Equity Fund                      0.63%
 Index Fund                                           0.15%
 Income Equity Fund                                   0.50%
 Diversified Equity Fund                              0.65%
 Growth Equity Fund                                   0.90%
 Large Company Growth Fund                            0.65%
 Diversified Small Cap Fund                           0.90%
 Small Company Stock Fund                             0.90%
 Small Cap Opportunities Fund                         0.60%
 Small Company Growth Fund                            0.90%
 International Fund                                   0.85%

         If a Core Portfolio is advised by Schroder or by a Subadviser, Schroder or the Subadviser has also been retained as a dormant subadviser of each Fund that invests in that Core Portfolio (except that Galliard, investment subadviser to Strategic Value Bond Portfolio, has not been retained as a subadviser to Total Return Bond Portfolio and Smith has not been retained as an investment subadviser for any Fund). Norwest (and not the Funds) would pay Schroder and the Subadviser the fees for providing those services.

SHAREHOLDER SERVICING AND CUSTODY

Norwest Bank serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How to Buy Shares -- Purchase Procedures." The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its services, the Transfer Agent receives a fee with respect to each Fund at an annual rate of 0.25% of each Fund's average daily net assets attributable to each class of the Fund (0.20% in the case of Cash Investment Fund and 0.10% in the case of Municipal Money Market Fund - Institutional Shares).

MANAGER AND ADMINISTRATOR

Forum manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of FAS, Norwest, any other investment adviser or investment subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, Forum has entered into a Management Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Fund, Forum: (1) oversees: (a) the preparation and maintenance by the Advisers and the Trust's administrator, custodian, transfer agent, dividend disbursing agent and fund accountant (or if appropriate, prepares and maintains) in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law; (b) the reconciliation of account information and balances among the Advisers and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (c) the transmission of purchase and redemption orders for Shares; (d) the notification of the Advisers of available funds for investment; and (e) the performance of fund accounting, including the calculation of the net asset value per Share; (2) oversees the Trust's receipt of the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (3) oversees the performance of administrative and professional services rendered to the Trust by others, including its administrator, custodian, transfer agent, dividend disbursing agent and fund accountant, as well as accounting, auditing, legal and other services performed for the Trust; (4) provides the Trust with adequate general office space and facilities and provides, at the Trust's request and expense, persons suitable to the Board to serve as officers of the Trust; (5) oversees the preparation and the printing of the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (6) oversees the preparation of proxy and information statements and any other communications to shareholders; (7) with the cooperation of the Trust's counsel, Advisers and other relevant parties, oversees the preparation and dissemination of materials for meetings of the Board; (8) oversees the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (9) oversees registration and sale of Fund shares, to ensure that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (10) oversees the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; (11) oversees the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Code, as amended, and oversees the preparation and distribution to appropriate parties of notices announcing the declaration of dividends and other distributions to shareholders; (12) reviews and negotiates on behalf of the Trust normal course of business contracts and agreements; (13) maintains and reviews periodically the Trust's fidelity bond and errors and omission insurance coverage; and (14) advises the Trust and the Board on matters concerning the Trust and its affairs.

The Management Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of their obligations and duties under the Management Agreement.

FAS manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of Forum, Norwest, or any other investment adviser or investment subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, Forum has entered into a Administrative Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Fund, FAS: (1) provides the Trust with, or arranges for the provision of, the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (2) assists in the preparation and the printing and the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (3) assists in the preparation of proxy and information statements and any other communications to shareholders; (4) assists the Advisers in monitoring Fund holdings for compliance with Prospectus and SAI investment restrictions and assist in preparation of periodic compliance reports; (5) with the cooperation of the Trust's counsel, the Advisers, the officers of the Trust and other relevant parties, is responsible for the preparation and dissemination of materials for meetings of the Board; (6) is responsible for preparing, filing and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (7) is responsible for maintaining the Trust's existence and good standing under state law; (8) monitors sales of shares and ensures that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (9) is responsible for the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; and (10) is responsible for the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Code, as amended, and prepares and distributes to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

The Administrative Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Agreement also provides that neither FAS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's or their duties or by reason of reckless disregard of their obligations and duties under the Administrative Agreement.

Pursuant to their agreements with the Trust, Forum and FAS may subcontract any or all of their duties to one or more qualified subadministrators who agree to comply with the terms of Forum's Management Agreement or FAS's Administration Agreement, respectively. Forum and FAS may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum or FAS pursuant to their Management and Administration Agreements with the Trust.

For their services, Forum and FAS each receives a fee with respect to U.S. Government Fund, Treasury Fund, Institutional Shares of Municipal Money Market Fund, Limited Term Government Income Fund, Intermediate

Government Income Fund, Income Fund, each Tax-Free Fixed Income Fund, ValuGrowth Stock Fund, Contrarian Stock Fund and International Fund at an annual rate of 0.05% of the Fund's (of class') average daily net assets, with respect to Investor Shares of Municipal Money Market Fund at an annual rate of 0.10% of the class' average daily net assets, with respect to Investor Shares of Ready Cash Investment Fund at an annual rate of 0.075% of the class' average daily net asset, and with respect to each other Fund at an annual rate of 0.025% of the Fund's average daily net assets.

Table 2 in Appendix B shows the dollar amount of fees payable to Forum for its management services with respect to each Fund (or class thereof for those periods when multiple classes were outstanding), the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

CORE PORTFOLIOS OF CORE TRUST

Forum manages all aspects of Core Trust's operations with respect to the portfolios except those which are the responsibility of Norwest or Schroder. With respect to each Core Portfolio, Forum has entered into a management agreement (the "Core Trust Management Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Core Trust Management Agreement. Under the Core Trust Management Agreement, Forum performs similar services for each Core Portfolio as it and FAS perform for the Blended Funds under the Management and Administration Agreements, to the extent the services are applicable to the Core Portfolios and their structure. Forum and FAS waive their fees payable by each of the Blended Funds under the Management and Administration Agreements to the extent those Funds incur indirectly management fees charged by Forum to a Blended Portfolio.

FAS also serves as an administrator of each Core Portfolio (except Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio) and provides services to the Core Portfolios that are similar to those provided to the Funds by Forum and FAS. For its services FAS receives a fee with respect to each Core Portfolio (other than Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio) at an annual rate of 0.05% of the Core Portfolio's average daily net assets (0.15% in the case of International Portfolio). Schroder Advisors Inc. ("Schroder Advisors") serves as the administrator of Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio and FAS serves as the subadministrator of those Core Portfolios. FAS provides certain management and administrative services necessary for the Schroder Core Core Portfolios' operations, other than the administrative services provided to those Core Portfolios by Schroder. For its services, FAS receives a fee at an annual rate of 0.10% of each Core Portfolio's average daily net assets.

NORWEST ADMINISTRATIVE SERVICES

Under an Administrative Servicing Agreement between the Trust and Norwest with respect to Small Cap Opportunities Fund and International Fund, Norwest performs ministerial, administrative and oversight functions for the Funds and undertakes to reimburse certain excess expenses of the Funds. Among other things, Norwest gathers performance and other data from Schroder as the adviser of Schroder U.S. Smaller Companies Portfolio and International Portfolio and from other sources, formats the data and prepares reports to the Funds' shareholders and the Trustees. Norwest also ensures that Schroder is aware of pending net purchases or redemptions of each Fund's shares and other matters that may affect Schroder's performance of its duties. Lastly, Norwest has agreed to reimburse each Fund for any amounts by which its operating expenses (exclusive of interest, taxes and brokerage fees, organization expenses and, if applicable, distribution expenses, all to the extent permitted by applicable state law or regulation) exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. No fees will be paid to Norwest under the Administrative Servicing Agreement unless the each of the Fund's assets are invested solely in Schroder U.S. Smaller Companies Portfolio or International Portfolio and Schroder EM Core Portfolio (in the case of Small Cap Opportunities Fund and International Fund, respectively) or in a portfolio of another registered investment company. This agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party.

The Administrative Service Agreement provides that neither Norwest nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of its or their obligations and duties under the agreement.

Under the agreement, Norwest receives a fee with respect to Small Cap Opportunities Fund and International Fund at an annual rate of 0.25% of the Funds' average daily net assets Small Cap Opportunities Fund and International Fund incur total management and administrative fees at a higher rate than many other mutual funds, including other funds of the Trust.

Table 2 in Appendix B shows the dollar amount of fees payable under the Servicing Agreement, the amount of the fee that was waived, if any, and the amount received by Norwest for the past three fiscal years of the Fund.

SCHRODER ADMINISTRATIVE SERVICES

Schroder  Core  has  entered  into an  Administrative  Services  Agreement  with
Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, pursuant to which Schroder Advisors provides management and administrative services necessary for the operation of Schroder U.S. Smaller Companies Portfolio, including coordination of the services performed by the Core Portfolio's Adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly-owned subsidiary of Schroder, and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

For these services, Schroder Advisors will receive a fee from Schroder Core at the annual rate of 0.10% of the average daily net assets of the Core Portfolio. The Administrative Services Agreement is terminable with respect to the Core Portfolio without penalty, at any time, by vote of a majority of the trustees of Schroder Core who are not "interested persons" of Schroder Core and who have no direct or indirect financial interest in the operation of the Administrative Services Agreement, upon not more than 60 days' written notice to Schroder Advisors or by vote of the holders of a majority of the shares of the Core Portfolio, or, upon 60 days' notice, by Schroder Advisors. The Administrative Services Agreement will terminate automatically in the event of its assignment.

On behalf of the Core Portfolio, Schroder Core has entered into a Sub-Administration Agreement with Forum. Pursuant to the Sub-Administration Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administrative Services Agreement, including shareholder reporting and regulatory compliance.

The Sub-Administration Agreement is terminable with respect to the Core Portfolio without penalty, at any time, by the board of trustees of Schroder Core upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Core Portfolio.

Schroder Advisors provides certain management and administrative services necessary for the Core Portfolios' operations, other than the administrative services provided to the Core Portfolios by Schroder. For its services, Schroder Advisors receives no fee from Schroder U.S. Smaller Companies Portfolio and 0.075% from Schroder EM Core Portfolio.

DISTRIBUTION

Forum also acts as distributor of the shares of the Fund. Forum acts as the agent of the Trust in connection with the offering of shares of the Funds on a "best efforts" basis pursuant to a Distribution Services Agreement.

Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of
Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or a Fund's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to each Fund, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party and, with respect to each class of a Fund for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, who do not have any direct or indirect financial interest in any distribution plan of the Fund or in any agreement related to the distribution plan cast in person at a meeting called for the purpose of voting on such approval ("12b-1 Trustees").

The Distribution Services Agreement terminates automatically if assigned. With respect to each Fund, the Distribution Services Agreement may be terminated at any time without the payment of any penalty: (1) by the Board or by a vote of the Fund's shareholders or, with respect to each class of a Fund for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, a majority of 12b-1 Trustees, on 60 days' written notice to Forum or (2) by Forum on 60 days' written notice to the Trust.

Under the Distribution Services Agreement related to the Funds that offer A Shares, Forum receives, and may reallow to certain financial institutions, the initial sales charges assessed on purchases of A Shares of the Funds. With respect to B Shares of each Fund that offers B Shares and C Shares of each Fund that offers C Shares and with respect to Exchange Shares of Ready Cash Investment Fund, the Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") which authorizes the payment to Forum under the Distribution Services Agreement of a distribution services fee for B Shares, C Shares and Exchange Shares, which may not exceed an annual rate of 0.75%, and a maintenance fee for B Shares and Exchange Shares in an amount equal to 0.25%, of the average daily net assets of the Fund attributable to the B Shares and Exchange Shares.

DISTRIBUTION PLAN. B Shares and C Sharesof a Fund are sold at their net asset value per share without the imposition of a sales charge at the time of purchase. With respect to B Shares and C Shares, each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") providing for distribution payments, at an annual rate of up to 0.75% of the average daily net assets of the Fund attributable to the B Shares (the "distribution services fee"), by each Fund to Forum, to compensate Forum for its distribution activities. The distribution payments due to Forum from each Fund comprise: (1) sales commissions at levels set from time to time by the Board ("sales commissions"); and (2) an interest fee calculated by applying the rate of 1% over the prime rate to the outstanding balance of uncovered distribution charges. The current sales commission rate for 3.0% for the Tax-Free Fixed Income Funds and 4.0% for other Funds and Forum currently expects to pay sales commissions to each broker-dealer at the time of sale of up to 3.0% or 4.0%, as applicable, of the purchase price of B Shares of each Fund sold by the broker-dealer.

Under the distribution services agreement between Forum and the Trust, Forum will receive, in addition to the distribution services fee, all contingent deferred sales charges due upon redemptions of B Shares. The combined contingent deferred sales charge and distribution services fee on B Shares are intended to finance the distribution of those shares by permitting an investor to purchase shares through broker-dealers without the assessment of an initial sales charge and, at the same time, permitting Forum to compensate broker-dealers in connection with the sales of the shares. Proceeds from the contingent deferred sales charge with respect to a Fund are paid to Forum to defray the expenses related to providing distribution-related services in connection with the sales of B Shares, such as the payment of compensation to broker-dealers selling B Shares. Forum may spend the distribution services fees it receives as it deems appropriate on any activities primarily intended to result in the sale of B Shares.

Under the Plan, a Fund will make distribution services fee payments to Forum only for periods during which there are outstanding uncovered distribution charges attributable to that Fund. Uncovered distribution charges are equivalent to all sales commissions previously due (plus interest), less amounts received pursuant to the Plan and all contingent deferred sales charges previously paid to Forum. At May 31, 1998, Stable Income Fund, Intermediate Government Income Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund, Small Cap Opportunities Fund and International Fund had uncovered distribution expenses of $18,785; $112,707; $90,244; $38,700; $152,328; $99,195; $273,966;
$1,561,075;  $115,392;  $2,350,252;  $465,310;  $111,593;  $229,014 and $57,510,
respectively,  or approximately 1.04%, 1.36%, 1.88%, 1.47%, 1.38%, 1.09%, 1.66%,
2.32%,  1.28%,  2.89%,  2.80%, 1.93%, 3.73%, and 2.56% of each respective Fund's net assets attributable to B Shares as of the same date.

The amount of distribution services fees and contingent deferred sales charge payments received by Forum with respect to a Fund is not related directly to the amount of expenses incurred by Forum in connection with providing distribution services to the B Shares and may be higher or lower than those expenses. Forum may be considered to have realized a profit under the Plan if, at any time, the aggregate amounts of all distribution services fees and contingent deferred sales charge payments previously made to Forum exceed the total expenses incurred by Forum in distributing B Shares.

A Fund does not accrue future distribution services fees as a liability of the Fund with respect to the B Shares or C Shares or reduce the Fund's current net assets in respect of distribution services fees which may become payable under the Plan in the future.

In the event that the Plan is terminated or not continued with respect to a Fund, the Fund may, under certain circumstances, continue to pay distribution services fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan). In deciding whether to purchase B Shares and C Shares of a Fund, investors should consider that payments of distribution services fees could continue until such time as there are no uncovered distribution charges under the Plan attributable to that Fund. In approving the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit each Fund and its B shareholders.

Periods with a high level of sales of B Shares of a Fund accompanied by a low level of redemptions of those shares that are subject to contingent deferred sales charges will tend to increase uncovered distribution charges. Conversely, periods with a low level of sales of B Shares of a Fund accompanied by a high level of redemptions of those shares that are subject to contingent deferred sales charges will tend to reduce uncovered distribution charges. A high level of sales of B Shares during the first few years of operations, coupled with the limitation on the amount of distribution services fees payable by a Fund with respect to B Shares during any fiscal year, would cause a large portion of the distribution services fees attributable to a sale of the B Shares to be accrued and paid by the Fund to Forum with respect to those shares in fiscal years subsequent to the years in which those shares were sold. The payment delay would in turn result in the incurrence and payment of increased interest fees under the Plan.

The Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board. In addition, the Plan requires the Trust and Forum to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Funds and Forum pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that, with respect to each class of each Fund to which it applies, it will remain in effect for one year from the date of its adoption and thereafter may continue in effect for successive annual periods provided it is approved by the shareholders of the respective class or by the Board, including a majority of the 12b-1 trustees. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the

Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the trustees in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board or by the shareholders of the respective classes.

The Plan is "semi-enhanced" in that under the circumstances described below, payments to Forum under the Plan continue while there are uncovered distribution charges even though the Plan has been terminated. Uncovered distribution charges include all sales commissions previously due, plus interest, less amounts previously received by Forum (or other distributor) pursuant to the Plan and contingent deferred sales charges previously paid to Forum. The Plan provides that in the event of a Complete Termination (as defined below) of the Plan with respect to a Fund, payments by a Fund in consideration of sales of B Shares that occurred prior to termination of the Plan will cease. A Complete Termination in respect of any Fund means: (1) the 12b-1 Trustees acting in good faith have determined that termination is in the best interest of the Trust and the shareholders of the Fund; (2) the Trust does not alter the terms of the CDSC applicable to the B Shares of the Fund outstanding at the time of the termination; (3) the Trust does not pay any portion of the asset based sales charge or service fees to an entity other than the distributor or its assignee (unless the distributor at the time of the termination was in material breach under the Distribution Agreement in respect of the Fund); and (4) the Fund does not adopt a distribution plan relating to a class of shares of the Fund that has a sales load structure substantially similar (as defined in the Plan) to that of the B shares.

In the event of a termination of the Plan that does not satisfy clauses (2), (3) and (4) of the definition of a Complete Termination above, Ready Cash Investment Fund, ValuGrowth Stock Fund, Small Company Stock Fund, Income Fund, Tax-Free Income Fund, Total Return Bond Fund and Minnesota Tax-Free Fund would continue to pay distribution services fees for no more than four years. In contrast, payments by Stable Income Fund, Intermediate Government Income Fund, Growth Equity Fund and Diversified Equity Fund would continue until such time as there exist no outstanding uncovered distribution charges attributable to the Fund and, therefore, could continue for periods of time beyond four years after the date of termination.

In addition, pursuant to the Plan, each of Stable Income Fund, Income Equity Fund, Intermediate Government Income Fund, Diversified Equity Fund and Growth Equity Fund may, subject to approval by the Trustees, assume and pay: (i) any uncovered distribution charges of the distributor of a fund whose assets are being acquired by the Fund and (ii) any other amounts expended for distribution on behalf of such fund that are not reimbursed or paid by the fund upon the merger or combination with or acquisition of substantially all of the assets of that fund.

Pursuant to the Plan, each Fund has agreed also to pay Forum a maintenance fee for B Shares in an amount equal to 0.25% of the average daily net assets of the Fund attributable to B Shares for providing personal services to shareholder accounts. The maintenance fee may be paid by Forum to broker-dealers in an amount not to exceed 0.25% of the value of the B Shares held by the customers of the broker-dealers. The distribution services fee and the maintenance fee are each accrued daily and paid monthly and will cause a Fund's B Shares to have a higher expense ratio and to pay lower dividends than A Shares of that Fund. Notwithstanding the discontinuation of distribution services fees with respect to a Fund, the Fund may continue to pay maintenance fees.

Table 3 in Appendix B shows the dollar amount of fees payable to Forum for its distribution services with respect to each Fund (or class thereof), the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. All maintenance fees were waived by Forum during the fiscal years ended May 31, 1994, 1995 and 1996. With respect to each Fund, Forum has paid brokers that sold B Shares in amounts greater than the distribution fees received by Forum with respect to that Fund. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

Table 4 in Appendix B shows the dollar amount of sales charges payable to Forum with respect to sales of A Shares (or of the respective Funds prior to the offering of multiple classes of shares) and the amount of sales charge retained by Forum and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

TRANSFER AGENT

Norwest Bank serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described below. The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent.

Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

The responsibilities of the Transfer Agent include: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (4) assisting in processing purchase and redemption transactions and receiving wired funds; (5) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (6) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (7) furnishing periodic statements and confirmations of purchases and redemptions; (8) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (9) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (10) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives a fee computed daily and paid monthly from the Trust, with respect to each Fund, at an annual rate of 0.25% of the Fund's average daily net assets attributable to each class of the Fund (0.20% plus expenses in the case of Cash Investment Fund and 0.10% plus expenses in the case of Municipal Money Market Fund - Institutional Shares).

CUSTODIAN

Norwest Bank serves as each Fund's and each Core Portfolio's (other than Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio) custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. For its custodial services, Norwest Bank receives a fee with respect to each Fund and each Core Portfolio at an annual rate of 0.02% of the first $100 million of the Fund's or Core Portfolio's average daily net assets, 0.015% of the next $100 million of the Fund's or Core Portfolio's average daily net assets and 0.01% of the Fund's or Core Portfolio's remaining average daily net assets. No fee is directly payable by a Fund to the extent the Fund is invested in a Core Portfolio. With respect to International Portfolio, Norwest receives a fee at an annual rate of 0.075% of the Core Portfolio's average daily net assets. The Chase Manhattan Bank, N.A. serves as custodian of Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio and is paid a fee for its services.

Pursuant to a Custodian Agreement, Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 serves as each Fund's and each Core Portfolio's (other than Schroder U.S. Smaller Companies Portfolio's) custodian (in this capacity the "Custodian"). The Chase Manhattan Bank, N.A., acts as custodian for Schroder U.S. Smaller Companies Portfolio, but plays no role in making decisions as to the purchase or sale of portfolio securities. The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Fund investments. The fee is computed and paid monthly, based on the average daily net assets of the Fund, the number of portfolio transactions of the Fund and the number of securities in the Fund's portfolio.

Pursuant to rules adopted under the 1940 Act, a Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board upon consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and possible risks of potential nationalization or expropriation of Fund assets. The Custodian employs qualified foreign subcustodians to provide custody of the Funds foreign assets in accordance with applicable regulations.

No Fund will pay custodian fees to the extent the Fund invests in shares of another registered investment company. Each Fund so invested incurs, however, its proportionate share of the custodial fees of the Core Portfolio(s) in which it invests.

PORTFOLIO ACCOUNTING

Forum Accounting, an affiliate of Forum, performs portfolio accounting services for each Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under the Fund Accounting Agreement, Forum Accounting prepares and maintains books and records of each Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, Forum Accounting receives from the Trust with respect to each Fund (other than a Gateway Fund) a fee of $3,000 per month plus for each additional class of the Fund above one $1,000 per month. In addition, Forum Accounting is paid additional surcharges for each of the following: (1) Funds with asset levels exceeding $100 million - $500/month, Funds with asset levels exceeding $250 million - $1000/month, Funds with asset levels exceeding $500 million - $1,500/month, Funds with asset levels exceeding $1,000 million - $2,000/month;
(2) Funds requiring international custody - $1,000/month; (3) Funds with more than 30 international positions - $1,000/month; (4) Tax free money market Funds
- $1,000/month; (5) Funds with more than 25% of net assets invested in asset backed securities - $1,000/month, Funds with more than 50% of net assets invested in asset backed securities - $2,000/month; (6) Funds with more than 100 security positions - $1,000/month; and (7) Funds with a monthly portfolio turnover rate of 10% or greater - $1,000/month.

Forum Accounting receives from the Trust with respect to each Gateway Fund a standard gateway fee of $1,000 per month plus for each additional class of the Fund above one - $1,000 per month. Forum Accounting also receives a fee of $2,000 per month for each Gateway Fund operating pursuant to Section 12(d)(1)(E) of the 1940 Act that invests in more than one security. In addition to the standard gateway fees, Forum Accounting is entitled to receive from the Trust with respect to each Gateway Fund operating pursuant to Section 12(d)(1)(H) of the 1940 Act additional surcharges as described above if the Fund invests in securities other than investment companies (calculated as if the securities were the Fund's only assets)

Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. The rates set forth above shall remain fixed through December 31, 1998. On January 1, 1999, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable.

Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless Forum Accounting, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

Forum Accounting performs similar services for the Core Portfolios and, in addition, acts as the Core Portfolios' transfer agent.

Forum, FAS, and Forum Accounting are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of October 1, 1998, Forum, FAS and Forum Accounting were controlled by John Y. Keffer, President and Chairman of the Trust.

Table 5 in Appendix B shows the dollar amount of fees payable to Forum Accounting for its accounting services with respect to each Fund, the amount of fee that was waived by Forum Accounting, if any, and the actual fee received by Forum Accounting. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

EXPENSES

Subject to the obligation of Norwest to reimburse the Trust for certain expenses of the Funds, the Trust has confirmed its obligation to pay all the Trust's expenses. The Funds' expenses include Trust expenses attributable to the Funds, which are allocated to each Fund, and expenses not specifically attributable to the Funds, which are allocated among the Funds and all other funds of the Trust in proportion to their average net assets. Each service provider to a Fund may elect to waive (or continue to waive) all or a portion of their fees, which are accrued daily and paid monthly. Any such waivers will have the effect of increasing a Fund's performance for the period during which the waiver is in effect. Fee waivers are voluntary and may be reduced or eliminated at any time.

Each Fund bears all costs of its operations. The costs borne by the Funds include a pro rata portion of the following: legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on fund securities and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series.

Each service provider to the Trust or their agents and affiliates also may act in various capacities for, and receive compensation from, their customers who are shareholders of a Fund. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Fund.

The expenses of each Fund that invest in one or more Core Portfolios include the Fund's pro rata share of the expenses of the Core Portfolios in which the Fund invests, which are borne indirectly by the Fund's shareholders.

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under its Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(1) interest charges, taxes, brokerage fees and commissions; (2) certain insurance premiums; (3) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (4) telecommunications expenses; (5) auditing, legal and compliance expenses; (6) costs of the Trust's formation and maintaining its existence; (7) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (8) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (9) costs of reproduction, stationery and supplies; (10) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of Norwest, Forum or affiliated persons of Norwest or Forum; (11) costs of corporate meetings; (12) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (13) state securities law registration fees and related expenses; (14) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (15) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

VI.      PORTFOLIO TRANSACTIONS

The following discussion of portfolio transactions, while referring to the Funds, relates equally to the Core Portfolios.

PORTFOLIO TRANSACTIONS

The Advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective Adviser. The Funds have no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. The Advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when an Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Fund that invests in foreign securities than would be the case for comparable transactions effected on U.S. securities exchanges.

Purchases and sales of portfolio securities for the Money Market Funds and Fixed Income Funds usually are principal transactions. Debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Equity Funds and the Balanced Funds generally will effect purchases and sales of equity securities through brokers who charge commissions except in the over-the-counter markets. Purchases of debt and equity securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of debt securities and equity securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of each Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund. In transactions on stock exchanges in the United States, commissions are negotiated, whereas on foreign stock exchanges commissions are generally fixed. Where transactions are executed in the over-the-counter market, each Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others. In all cases the Funds will attempt to negotiate best execution.

The Money Market Funds and Fixed Income Funds may effect purchases and sales through brokers who charge commissions, although the Trust does not anticipate that the Money Market Funds will do so. Table 6 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented is for the past three fiscal years or a shorter period if the Fund has been in operation for a shorter period, except as otherwise noted. Any material change in the last two years in the amount of brokerage commissions paid by a fund was due to an increase or decrease in the Fund's assets.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, each of the Board, Core Trust Board and Schroder Core Board has authorized the Advisers to employ their respective affiliates to effect securities transactions of the Funds or the Core Portfolios, provided certain other conditions are satisfied. No Fund has an understanding or arrangement to direct any specific portion of its brokerage to an affiliate of an Adviser, and will not direct brokerage to an affiliate of an Adviser in recognition of research services. Payment of brokerage commissions to an affiliate of an Adviser for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. It is the Fund's policy that commissions paid to Schroder Securities Limited, Norwest Investment Services, Inc. ("NISI") and other affiliates of an Adviser will, in the judgment of the Adviser responsible for making portfolio decisions and selecting brokers, be: (1) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the disinterested Trustees, has adopted procedures to ensure that commissions paid to affiliates of an Adviser by the Funds satisfy the foregoing standards. The Core Trust and Schroder Core Boards have adopted similar policies with respect to the Core Portfolios.

During the last three fiscal years certain Funds paid brokerage commissions to NISI, a wholly-owned broker-dealer subsidiary of the parent of Norwest, Norwest Corporation. The following table indicates the Funds that paid commissions to NISI, the aggregate amounts of commissions paid, the percentage of aggregate brokerage commissions paid to NISI and the percentage of the aggregate dollar amount of transactions involving payment of commissions that were effected through NISI.

                                                                                        PERCENTAGE OF
                                                                                         COMMISSION
                                                 AGGREGATE          PERCENTAGE          TRANSACTIONS
                                                COMMISSIONS       OF COMMISSIONS          EXECUTED
                                               PAID TO NISI        PAID TO NISI         THROUGH NISI
VALUGROWTH STOCK FUND                          ------------        ------------         ------------
---------------------
Year Ended May 31, 1998
Year Ended May 31, 1997                            $41,474             8.25%                8.05%
Year Ended May 31, 1996                            $10,494             2.41%                1.73%

The practice of placing orders with NISI is consistent with each Fund's objective of obtaining best execution and is not dependent on the fact that NISI is an affiliate of Norwest.

The Funds and the Core Portfolios may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, an Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The
Advisers may also take into account payments made by brokers effecting transactions for a Fund or Core Portfolio: (1) to the Fund or Core Portfolio or
(2) to other persons on behalf of the Fund or Core Portfolio for services provided to the Fund or Core Portfolio for which it would be obligated to pay.

In addition, the Advisers may give consideration to research services furnished by brokers to the Advisers for their use and may cause the Funds and Core Portfolios to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Such research and analysis may be used by the Advisers in connection with services to clients other than the Funds and Core Portfolios, and not all such services may be used by the Adviser in connection with the Funds. An Adviser's fees are not reduced by reason of the Adviser's receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Boards may determine, an Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Investment decisions for the Funds (and for the Core Portfolios) will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

The Advisers monitor the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

During their last fiscal year, certain Funds acquired securities issued by their "regular brokers and dealers" or the parents of those brokers and dealers. Regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year;
(2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.
Following is a list of the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of May 31, 1998.

  REGULAR BROKER                                                     VALUE OF
     OR DEALER                                                   SECURITIES HELD
     ---------                                                   ---------------

Morgan Stanley Dean Witter, Discover & Co.                            $124,627
Charles Schwab Corp.                                                    63,253
Bear Stearns & Co., Inc.                                                56,603
CS First Boston, Inc.                                                   25,000
Donaldson, Lufkin & Jenrette, Inc.                                      17,211
Amresco, Inc.                                                           10,729
Paine Webber Group, Inc.                                                 4,935
Lehman Brothers Holding, Inc.                                            4,797
HSBC Holdings PLC                                                        4,222
Merrill Lynch & Co., Inc.                                                3,257



PORTFOLIO TURNOVER. The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund or a Core Portfolio and a possible increase in short-term capital gains or losses. In order to qualify as a regulated investment company for Federal tax purposes for taxable years beginning on or before August 5, 1997, less than 30% of the gross income of the Fund in that year must be derived from the sale of securities held by the Fund for less than three months. See "Taxation" below. The change in portfolio turnover rate for Income Fund and Intermediate Government Income Fund from 1995 to 1996 was due in part to the change in portfolio managers. Other significant changes in portfolio turnover rates was due to changing market conditions and the effect of those conditions on the Funds' investment policies.

VII.     ADDITIONAL PURCHASE, REDEMPTION AND
         EXCHANGE INFORMATION GENERAL

Shares of all Funds are sold on a continuous basis by the distributor.

The per share net asset values of each class of shares of a Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset value of each class may vary. Due to the higher expenses of B Shares, the net asset value of B Shares will generally be lower than the net asset value of the other classes. The per share net asset value of each class of a Fund eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

MONEY MARKET FUNDS

As described in the Prospectuses, under certain circumstances a Money Market Fund may close early and advance time by which the Fund must receive a purchase or redemption order and payments. In that case, if an investor placed an order after the cut-off time the order would be processed on the follow-up business day and the investor's access to the fund would be temporarily limited.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. The Funds' transfer agent and distributor or their affiliates may be Processing Organizations. Financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a Processing Organization, you will be subject to the Processing Organization's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a Processing Organization, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a Processing Organization. Contact your Processing Organization for further information. If you hold shares through a Processing Organization, the Funds may confirm purchases and redemptions to the Processing Organization, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any Processing Organization to carry out its obligations.

SHAREHOLDER SERVICES

AUTOMATIC INVESTMENT PLAN. You may elect the Automatic Investment Plan if you purchase A Shares, B Shares, C Shares, I Shares or Investor Shares. Under the Automatic Investment Plan, you may authorize monthly amounts of $50 or more to be withdrawn automatically from a designated bank account (other than a passbook savings account) and sent to the transfer agent for investment in a Fund. Call or write the transfer agent for an application. Norwest Advantage Funds may modify or terminate the Automatic Investment Plan if it is unable to settle any transaction with your bank. If the Automatic Investment Plan is terminated before your account totals $1,000, the Funds may redeem your account.

RETIREMENT ACCOUNTS The Funds (except Municipal Money Market Fund and the Tax-Free Fixed Income Funds) may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at 1-800-338-1348 or 1-612-667-8833 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when
withdrawn.   You  may  contribute  up  to  $2,000   annually  to  an  IRA.  Only
contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse has adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

AUTOMATIC WITHDRAWAL PLAN If you hold more than $1,000 of a Fund's A Shares, B Shares, C Shares, I Shares or Investor Shares or $10,000 of a Fund's Institutional Shares in an account, you may establish an "Automatic Withdrawal Plan" to provide for the preauthorized payment from your account of $250 or more on a monthly, quarterly, semi-annual or annual basis. The transfer agent will redeem the number of shares necessary to provide the amount of the payment. Any taxable gain or loss is recognized upon redemption of the shares. Call or write the transfer agent for an application. The Funds may suspend a withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than the required minimum amounts at any time.

CHECKWRITING You may elect checkwriting privileges if you own shares of a Money Market Fund. Call or write the transfer agent for an application. If you elect checkwriting privileges, you will receive checks that may be made payable to any person in any amount of $500.00 or more. When a check is presented for payment, the transfer agent will redeem the number of shares necessary to cover the amount of the check. You cannot write checks against shares for which certificates have been issued. The Funds will not honor a check for an amount greater than the value of the uncertificated shares held in your account. In addition, you may not liquidate your entire account by means of a check. Normal restrictions on your ability to redeem shares will apply to redemptions by check. The transfer agent may also restrict your ability to use checks. Checkwriting procedures may be changed, modified or terminated at any time upon written notification.

REOPENING ACCOUNTS You may reopen an account without filing a new account application at any time within one year after your account is closed, provided that the information on the account application on file with the Funds is still applicable.

PURCHASES OF A SHARES: SALES CHARGE WAIVERS

WAIVERS OF SALES CHARGES. The Trust does not assess sales charge on the following types of purchases:

* purchases by any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended);

* purchases by any financial intermediary acting on behalf of its asset based fee account customers;

* purchases by trustees and officers of the Trust; directors, officers and full-time employees of the Trust's manager, of Norwest Corporation or of any of their affiliates; the spouse, direct ancestor or direct descendant ("relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;

* purchases by any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; or

* purchases of A Shares made pursuant to the Directed Dividend Option from the proceeds of dividends and distributions of another fund of the Trust that assesses a sales charge.

* purchases of at least $50,000 through an individual retirement account in A Shares of Diversified Equity Fund or Growth Equity Fund, when the shareholder makes a non-binding commitment to subsequently enroll the assets in the Norwest WealthBuilder IRA program, an asset allocation program offered by Norwest Investment Services, Inc. ("NISI"). In connection with purchases of A Shares of Diversified Equity Fund or

     Growth Equity Fund with no sales charge, Forum makes payments to NISI of up to 1.00% of the value of the shares purchased.

If you purchase A Shares without paying a sales charge, you many only resell the shares to the Fund and you must make the purchase with the intent of investing in the Fund.

If you qualify for a reduced sales charge, you or your Processing Organization must both notify the transfer agent when you purchase the shares that you intend to qualify for the reduced sales charge and verify that you qualify. The Trust may modify or terminate reduced sales charge privileges at any time.

REINSTATEMENT PRIVILEGE. If you redeem a Fund's A Shares, you will not have to pay a sales charge if you repurchase some or all of the shares you redeemed within 60 days of the redemption.

INVESTORS IN OTHER FUND FAMILIES. You will not have to pay a sales charge on a purchase of A Shares if, within the past 60 days, you have redeemed at net asset value shares of a mutual fund that imposed a sales charge equal to or greater than that applicable to the A Shares and you use those redemption proceeds to purchase the Fund's shares.

SELF-DIRECTED 401(K) PROGRAMS. If you purchase less than $100,000 of a Fund's A Shares through a self-directed 401(k) program or other qualified retirement plan offered by Norwest, the Trust's manager or their affiliates, your purchase will eligible for the reduced sales charge applicable to a single purchase of $100,000.

RIGHT OF ACCUMULATION. If you purchase A Shares, you may qualify for a cumulative quantity discount or right of accumulation ("ROA"). If you elect a ROA, the applicable sales charge will be based on the total of your current purchase and the net asset value (at the end of the previous Fund Business Day) of some or all of the A Shares you hold. For example, if you own A Shares of Income Fund with a net asset value of $500,000 and purchase an additional $50,000 of the Fund's A Shares, the additional purchase would be subject to a sales charge at the 2.0% rate applicable to a $550,000 purchase rather than at the 3.5% rate applicable to a $50,000 purchase.

In addition, if you have previously purchased A Shares of another fund of the Trust that is sold with a sales charge equal to or greater than the sales charge imposed on the Fund's A Shares, you also may qualify for a ROA and may aggregate existing investments in A Shares of all those funds with your current purchase of the Fund's A Shares to determine the applicable sales charge. In addition, if your spouse, direct ancestor or direct descendant holds A Shares, those shareholdings also may be combined for purposes of the ROA.

STATEMENT OF INTENTION. You also may obtain a reduced sales charge by making cumulative purchases under a "Statement of Intention." A Statement of Intention is a written statement expressing your intent to invest $50,000 or more in a Fund's A Shares within a period of 13 months. Under a Statement of Intention, you may make a series of purchases of shares where each purchase will be at net asset value plus the sales charge applicable at the time of the purchase to a single purchase of the total dollar amount of shares you promised to purchase. Complete the appropriate portion of the account application to select the Statement of Intention.

The Statement of Intention is not a binding obligation upon you to purchase the full amount indicated. A Shares purchased with the first 5% of such amount will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge.


CALCULATION OF OFFERING PRICE. Set forth below is an example of the method of computing the offering price of the A Shares of the Funds that offer A Shares. Other shares of the Trust are offered at their next determined net asset value. The example assumes a purchase of A Shares of the Fixed Income and Equity Funds' in an amount such that the purchase would be subject to each Fund's maximum sales charges set forth in the Prospectus at a price based on the net asset value per share of A Shares of each Fund at May 31, 1998. The maximum sales charge as of October 1, 1998 are 5.5% for each Equity Fund and 4.0% for each Fixed Income Fund, except Stable Income Fund, for which it was 1.50%. Offering price is determined as follows: Net asset value per share times the sum of one
(1) plus the sales charge expressed as a percentage (for example 5.5% would equal 0.055).


                                                NET ASSET        OFFERING
                                             VALUE PER SHARE       PRICE

STABLE INCOME FUND                               $10.31           $10.72

INTERMEDIATE GOVERNMENT INCOME FUND              $11.22           $11.67

INCOME FUND                                      $ 9.79          $ 10.18

TOTAL RETURN BOND FUND                           $ 9.63          $ 10.02

TAX-FREE INCOME FUND                             $10.54           $10.96

COLORADO TAX-FREE FUND                           $10.69           $11.12

MINNESOTA TAX-FREE FUND                          $11.05           $11.49

INCOME EQUITY FUND                               $41.19           $43.46

VALUGROWTH STOCK FUND                            $26.18           $27.62

DIVERSIFIED EQUITY FUND                          $43.06           $45.43

GROWTH EQUITY FUND                               $35.73           $37.70

SMALL COMPANY STOCK FUND                         $12.00           $12.66

SMALL CAP OPPORTUNITIES FUND                     $23.60           $24.90

INTERNATIONAL FUND                               $23.84           $25.15




EXCHANGES

By making an exchange by telephone, the investor authorizes the Trust's transfer agent to act on telephonic instructions believed by the Trust's transfer agent to be genuine instructions from any person representing himself or herself to be the investor. The records of the Trust's transfer agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

Shareholders of A Shares may purchase, with the proceeds from a redemption of all or part of their shares, A Shares of the other Funds that offer A Shares or Investor Shares of Ready Cash Investment Fund or

Municipal Money Market Fund. Shareholders of B Shares may purchase, with the proceeds from a redemption of all or part of their shares, B Shares of the other Funds that offer B Shares or Exchange Shares of Ready Cash Investment Fund. Shareholders of I Shares may purchase, with the proceeds from a redemption of all or part of their shares, I Shares of the other Funds or Institutional Shares of Ready Cash Investment Fund or Municipal Money Market Fund or shares of U.S. Government Fund and Treasury Fund.

Shareholders of Investor Shares of Ready Cash Investment Fund and Municipal Money Market Fund may purchase, with the proceeds from a redemption of all or part of their shares, Investor Shares of the other Fund or A Shares of the Funds that offer A Shares. Shareholders of Exchange Shares of Ready Cash Investment Fund may purchase, with the proceeds from a redemption of all or part of their shares, B Shares of the Funds that offer B Shares.

Shareholders of Public Entities Shares of Ready Cash Investment Fund and Municipal Money Market Fund and others who are eligible to purchase I Shares may purchase, with the proceeds from a redemption of all or part of their shares, Institutional Shares of these Funds, or I Shares of the other Funds of the Trust.

Shareholders of Institutional Shares of Municipal Money Market Fund who are not eligible to purchase I Shares may purchase, with the proceeds from a redemption of all or part of their shares, shares of Cash Investment Fund, U.S. Government Fund and Treasury Fund. Similarly, shareholders of Cash Investment Fund, U.S. Government Fund and Treasury Fund who are not eligible to purchase I Shares may purchase, with the proceeds from a redemption of all or part of their shares, shares of the other two Funds or Institutional Shares of Municipal Money Market Fund.

Shareholders of A Shares or Investor Shares making an exchange will be subject to the applicable sales charge of any A Shares acquired in the exchange; provided, that the sales charge charged with respect to the acquired shares will be assessed at a rate that is equal to the excess (if any) of the rate of the sales charge that would be applicable to the acquired shares in the absence of an exchange over the rate of the sales charge previously paid on the exchanged shares. For purposes of the preceding sentence, A Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

In addition, A Shares and Investor Shares acquired by a previous exchange transaction involving shares on which a sales charge has directly or indirectly been paid (e.g., shares purchased with a sales charge or issued in connection with an exchange transaction involving shares that had been purchased with a sales charge), as well as additional shares acquired through reinvestment of dividends or distributions on such shares will be treated as if they had been acquired subject to that sales charge.

Exchange Shares may only be acquired in exchange for B Shares of a Fund. B Shares ("original B Shares") may be exchanged for Exchange Shares without the payment of any contingent deferred sales charge; however, B Shares or Exchange Shares acquired as a result of an exchange and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the original B Shares as if those shares were being redeemed at that time. Exchange Shares may be exchanged without the payment of any contingent deferred sales charge; however, B Shares acquired as a result of such exchange and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the original B Shares as if those shares were being redeemed at that time.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed a formal election with the SEC pursuant to which a Fund will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

CONTINGENT DEFERRED SALES CHARGE (A SHARES)

CONTINGENT DEFERRED SALES CHARGE. A Shares of a Fund on which no initial sales charge was assessed due to the amount purchased in a single transaction or pursuant to the Cumulative Quantity Discount or a Statement of Intention and that are redeemed (including certain redemptions in connection with an exchange) within specified periods after the purchase date of the shares will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends and distributions.

STABLE INCOME FUND

AMOUNT OF PURCHASE                                      PERIOD SHARES HELD              REIMBURSEMENT CHARGE
$1,000,000 to $4,999,999                                Less than one year                      0.50%
                                                        One to two years                        0.25%
Over $5,000,000                                         Less than one year                      0.25%

INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND, TOTAL RETURN BOND FUND AND THE
TAX-FREE FIXED INCOME FUNDS

AMOUNT OF PURCHASE                                      PERIOD SHARES HELD              REIMBURSEMENT CHARGE
$1,000,000 to $2,499,999                                Less than one year                      0.75%
                                                        One to two years                        0.50%
$2,500,000 to $4,999,999                                Less than one year                      0.50%
Over $5,000,000                                         Less than one year                      0.25%


                                                                                        CONTINGENT DEFERRED SALES
     EQUITY FUNDS                                                                        CHARGED AS A % OF DOLLAR
     AMOUNT OF PURCHASE                              PERIOD SHARES HELD                  AMOUNT SUBJECT TO CHANGE


     $1,000,000 to $2,499,999                       Less than one year                           1.00%
                                                     One to two years                            0.75%
     $2,500,000 to $4,999,999                       Less than one year                           0.50%
     Over $5,000,000                                Less than one year                           0.25%



No contingent deferred sales charge is charged on redemptions to the same extent as is the case for B Shares. The contingent deferred sales charge on shares purchased through an exchange from another fund of the Trust is based upon the original purchase date and price of the other Fund's shares. For A shareholders with a Statement of Intention that do not purchase $1,000,000 of a Fund's A Shares pursuant to their Statement, no contingent deferred sales charge is imposed. The Statement of Intention provides for a contingent deferred sales charge in certain other cases. Further information about the contingent deferred sales charge is contained in the SAI.

A Shares of the Funds on which no initial sales charge was assessed pursuant to the Right of Accumulation or Statement of Intention, that are redeemed within specified periods after the purchase date will be subject to a contingent deferred sales charge upon redemption.

RIGHT OF ACCUMULATION

Contingent deferred sales charges may be charged on A Shares purchased without an initial sales charge pursuant to the Cumulative Quantity Discount (Right of Accumulation) that are redeemed within the first two years after purchase. No initial sales charge will apply to A Shares purchased if the value of those shares on the date of purchase plus the net asset value of all A Shares held by the shareholder (as of the close of business on the previous Fund Business Day) exceed $1,000,000. In that case the contingent deferred sales charge will apply to redemptions of shares within the first two years after purchase. For example, if a shareholder has made prior purchases of A Shares which now have a value of $900,000, the purchase of $150,000 of A Shares will not be subject to an initial sales charge but will be subject to the contingent deferred sales charge. The $900,000 of A Shares is not subject to the contingent deferred sales charge.

STATEMENT OF INTENTION

Contingent deferred sales charges may be charged on redemptions of A Shares purchased without an initial sales charge pursuant to a Statement of Intention ("SOI") that are redeemed within the first two years after purchase. If a shareholder purchases $1,000,000 or more within a 13 month period under an SOI, no initial sales charge will apply with respect to the entire amount purchased. However, the contingent deferred sales charge will apply with respect to the entire amount purchased amount if the shareholder never purchases $1,000,000 or more of A Shares under the SOI. The contingent deferred sales charge will not apply to SOIs of under $1,000,000 and will not be applied to SOIs for a greater amount. The holding period for each A Share, however, shall be determined from the date the share was purchased. If the shareholder redeems A Shares during the period that the SOI is in effect, a contingent deferred sales charge will be charged at the time the shareholder has purchased $1,000,000 or more worth of A Shares pursuant to the SOI and will be assessed at the rate applicable in the case of a single purchase of the minimum amount specified in the SOI. If the shareholder purchases less than the amount specified under the SOI, an additional contingent deferred sales charge may be assessed in respect of A Shares previously redeemed based on the amount actually purchased pursuant to the SOI.

REINSTATEMENT PRIVILEGE

A Shares purchased by a shareholder within 60 days following the redemption by the shareholder of A Shares in the same Fund with a value at least equal to the A Shares being purchased will not be subject to a contingent deferred sales charge; provided, however, that this exemption is not applicable to more than two purchases within a 12-month period.

CONTINGENT DEFERRED SALES CHARGE (A SHARES AND B SHARES)

With respect to A Shares and B Shares of the Funds, certain redemptions are not subject to any contingent deferred sales charge. No contingent deferred sales charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by a Fund of shareholder accounts with low account balances; (3) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability; and (4) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

No contingent deferred sales charge is imposed on: (1) redemptions of Shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by a Fund of shareholder accounts with low account balances; (3) redemptions of Shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability; (4) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan; and (5) redemptions by any registered investment adviser with whom Forum has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts. See the SAI for further information.

CONVERSION OF B SHARES AND EXCHANGE SHARES

The conversion of Exchange Shares to Investor Shares and B Shares to A Shares is subject to the continuing availability of an opinion of counsel to the effect that: (1) the assessment of the distribution services fee with respect to the Exchange Shares and B Shares does not result in the Funds dividends or distributions constituting "preferential dividends" under the Code and (2) the conversion of Exchange Shares and B Shares does not constitute a taxable event under Federal income tax law. The conversion of Exchange Shares to Investor Shares and B Shares to A Shares may be suspended if such an opinion is no longer available at the time the conversion is to occur. In that event, no further conversions would occur, and shares might continue to be subject to a distribution services fee for an indefinite period, which may extend beyond the specified number of years for conversion of the original B Shares.


VIII.    TAXATION

Each Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Code. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Fund must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Since each Money Market Fund and Fixed Income Fund expects to derive substantially all of its gross income (exclusive of capital gains) from sources other than dividends, it is expected that none of such Funds' dividends or distributions will qualify for the dividends-received deduction for corporations.

Certain listed options, regulated futures contracts and forward currency contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund or Core Portfolio at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund or Core Portfolio on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. Each Fund or Core Portfolio can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

With respect to over-the-counter put and call options, gain or loss realized by a Fund or Core Portfolio upon the lapse or sale of such options held by such Fund or Core Portfolio will be either long-term or short-term capital gain or loss depending upon the Fund's (or Core Portfolio's) holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund or Core Portfolio will be treated as short-term capital gain or loss. In general, if a Fund or Core Portfolio exercises an option, or an option that a Fund or Core Portfolio has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by such Fund or Core Portfolio may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's (or

Core Portfolio's) gains and losses with respect to straddle positions by requiring, among other things, that: (1) loss realized on disposition of one position of a straddle not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (2) a Fund's (or Core Portfolio's) holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund or Core Portfolio which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund or Core Portfolio all of the offsetting positions of which consist of section 1256 contracts.

For federal income tax purposes, gains and losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss.

A Fund's (or Core Portfolio's) investments in zero coupon securities will be subject to special provisions of the Code which may cause the Fund to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Fund or Core Portfolio may be forced to sell other portfolio securities.

If International Fund is eligible to do so, the Fund intends to file an election with the Internal Revenue Service to pass through to its shareholders its share of the foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to: (1) include in gross income rata share of foreign taxes paid by the Fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against federal income taxes. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. Under recently enacted legislation, a shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund at least 16 days during the 30-day period beginning 15 days before the date on which the shareholder becomes entitled to receive the dividend.

IX.  ADDITIONAL INFORMATION ABOUT THE TRUST AND
     THE SHAREHOLDERS OF THE FUNDS

DETERMINATION OF NET ASSET VALUE - MONEY MARKET FUNDS

Pursuant to the rules of the SEC, the Board has established procedures to stabilize each Money Market Funds' net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar

-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, NY 10004.


KPMG Peat Marwick LLP, 99 High Street, Boston, MA 02110, independent auditors, served as the independent auditors for the Trust for the fiscal years ended May 31, 1994 and thereafter. For the prior fiscal periods another audit firm acted as independent auditors of the Trust's predecessor corporation.


GENERAL INFORMATION

The Trust is divided into thirty nine separate series representing shares of the Funds. The Trust received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's existing funds; however, the Trust currently issues and operates the various Funds, separate classes of shares under the provisions of 1940 Act.

The Board has determined that currently no conflict of interest exists between or among each Fund's A Shares, B Shares, C Shares and I Shares, among Ready Cash Investment Fund's Public Entities, Investor and Exchange Shares and between Municipal Money Market Fund's Institutional and Investor Shares. On an ongoing basis, the Board, pursuant to its fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

In order to adopt the name Norwest Funds, the Trust agreed in each Investment Advisory Agreement with Norwest that if Norwest ceases to act as Adviser to the Trust or any Fund whose name includes the word "Norwest," or if Norwest requests in writing, the Trust shall take prompt action to change the name of the Trust and any such Fund to a name that does not include the word "Norwest." Norwest may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by Norwest, including marks or symbols containing the word "Norwest" or any variation thereof, as Norwest deems appropriate. Upon Norwest's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust has acknowledged that any rights in or to the word "Norwest" and any such marks or symbols which exist or may exist, and under any and all circumstances, shall continue to be, the sole property of Norwest. Norwest may permit other parties, including other investment companies, to use the word "Norwest" in their names without the consent of the Trust. The Trust shall not use the word "Norwest" in conducting any business other than that of an investment company registered under the Act without the permission of Norwest.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as Exchange Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into thirty-nine separate series.

CLASSES OF SHARES. Each class of a Fund may have a different expense ratio and different sales charges (including distribution fees) and each class' performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent at (612)667-8833 or (800) 338-1348 or the Fund's distributor. Investors may also contact their Norwest sales representative to obtain information about the other classes. Sales personnel of broker-dealers and other financial institutions selling the Fund's shares may receive differing compensation for selling different classes of shares.

SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

The Core Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Core Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Core Portfolio. When required by the 1940 Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Core Portfolio in proportion to the votes cast by its shareholders.

From time to time, certain shareholders may own a large percentage of the Shares of the Fund and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

CORE AND GATEWAY STRUCTURE

Certain Funds seek to achieve their investment objectives by investing all of their investable assets in Core Portfolios. Accordingly, the Core Portfolios directly acquires portfolio securities and the Funds acquire an indirect interest in those securities. The Core Portfolios are separate series of Core Trust and Schroder Core, business trusts organized under the laws of the State of Delaware in 1994. The assets of each Core Portfolios belong only to, and the liabilities of each Core Portfolios are borne solely by, that Core Portfolio and no other series of Core Trust or Schroder Core.

THE CORE PORTFOLIO. The Funds' investments in the Core Portfolios are in the form of non-transferable beneficial interests. All investors in a Core Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Core Portfolio's expenses.

Core Portfolios do not sell its shares directly to members of the general public. Other investors in Core Portfolios, such as other investment companies, that might sell their shares to the public are not be required to sell their shares at the same public offering price as the Funds, and could have different advisory and other fees and expenses than the Funds. Therefore, Fund shareholders may have different returns than shareholders in other investment companies that invest in the Core Portfolios. Information regarding any such funds is available by calling Forum at (207) 879-0001.

CERTAIN RISKS OF INVESTING IN CORE PORTFOLIOS. The Funds' investment in the Core Portfolios may be affected by the actions of other large investors in the Core Portfolios. For example, if a Core Portfolio had a large investor other than a Fund that redeemed its interest, the Core Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in a Core Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Core Portfolio; indeed, other investors holding a majority interest in a Core Portfolio could have voting control of the Core Portfolio.

A Fund may withdraw its entire investment from a Core Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in the Core Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Core Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Core Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Core Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by the Adviser or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, and custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Forum believes that Norwest and any bank or other bank affiliate that may also perform Processing Organization or similar services for the Trust and its shareholders without violating applicable federal banking rules. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Trust could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

SHAREHOLDINGS

Table 7 to Appendix A lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund as of September 1, 1998.

FINANCIAL STATEMENTS

The financial statements of each Fund for the year ended May 31, 1998 (which include statements of assets and liabilities, statements of operations, statements of changes in net assets, notes to financial statements, financial highlights, portfolios of investments and the independent auditors' report thereon) are included in the Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

           MUNICIPAL AND CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


MOODY'S INVESTORS SERVICE ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated "Aaa" are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.

Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the "Aa", "A", "Baa", "Ba" or "B" groups which Moody's believes possess the strongest investment attributes are designated by the symbols "Aa1", "A1", "Baa1", "Ba1", and "B1".

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated "A" have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated "CCC" have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated "C" typically are subordinated to senior debt which as assigned an actual or implied "CCC" debt rating. This rating may also be used to indicate imminent default.

The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating "Cl" is reserved for income bonds on which no interest is being paid.

Bonds are rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

DUFF & PHELPS CREDIT RATING CO. ("D&P")

Duff & Phelps Long-Term Rating Scale
------------------------------------

          AAA: Highest credit quality. The risk factors are negligible.

     AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

     B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

"AAA" Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA" Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rated F-1+.

"A" Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB" Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

"BB" Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

"B" Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

"CCC" Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

"CC" Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

"C" Bonds are in imminent default in payment of interest or principal.

"DDD", "DD", and "D" Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

Moody's rates preferred stock as follows:

An issue rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated "baa" is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S

S&P rates preferred stock as follows:

"AAA" is the highest  rating that is assigned by S&P to a preferred  stock issue
and  indicates  an  extremely   strong  capacity  to  pay  the  preferred  stock
obligations.

A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

Preferred stock rated "BB", "B", and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated "C" is a non-paying issue.

A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT TERM MUNICIPAL LOANS

MOODY'S INVESTORS SERVICE. Moody's highest rating for short-term municipal loans is "MIG-1/VMIG-1". A rating of "MIG-1/VMIG-1" denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Loans bearing the "MIG-2/VMIG-2" designation are of high quality. Margins of protection are ample although not so large as in the "MIG-1/VMIG-1" group. A rating of "MIG-3/VMIG-3" denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. A rating of "MIG- 4/VMIG-4" denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S. S&P's highest rating for short-term municipal loans is "SP-1". S&P states that short-term municipal securities bearing the "SP-1" designation have very strong or strong capacity to pay principal and interest. Those issues rated "SP-1" which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated "SP-2" have satisfactory capacity to pay principal and interest.
Issues rated "SP-3" have speculative capacity to pay principal and interest.

FITCH IBCA, INC. Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Short-term issues rated "F-1+" are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of "F-1" reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of "F-2" have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1".

OTHER MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE

Moody's two highest ratings for short-term debt, including commercial paper, are "Prime-1" and "Prime-2". Both are judged investment grade, to indicate the relative repayment ability of rated issuers.


Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated "Prime-1" but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S

S&P's two highest commercial paper ratings are "A-1" and "A-2". Issues assigned an "A" rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An "A-1" designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1". "A-3" issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated "A-2" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

"F-1+". Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1". Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

                        APPENDIX B - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable under the Investment Advisory Agreements between Norwest and the Trust with respect to each Fund, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. That table also shows the dollar amount of fees payable under the investment advisory agreements between Schroder and Core Trust with respect to each applicable portfolio, the amount of fee that was waived by Schroder, if any, and the actual fee received by Schroder. The data is for the past three fiscal years or shorter period if the Fund/Portfolio has been in operation for a shorter period.

                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED
CASH INVESTMENT FUND                                    -------          ------           --------

     Year Ended May 31, 1998                         8,604,888           640,532        7,964,356
                                                     ============================================
     Year Ended May 31, 1997                         2,805,919                 0        2,805,919
     Year Ended May 31, 1996                         2,383,128                 0        2,383,128


READY CASH INVESTMENT FUND


     Year Ended May 31, 1998                         3,344,445                 0        3,344,445
                                                     ============================================
     Year Ended May 31, 1997                         6,267,045            50,148        6,216,897
     Year Ended May 31, 1996                         4,128,532            44,547        4,083,985


U.S. GOVERNMENT FUND


     Year Ended May 31, 1998                         3,114,327                 0        3,114,327
                                                     ============================================
     Year Ended May 31, 1997                         2,538,240                 0        2,538,240
     Year Ended May 31, 1996                         2,205,102                 0        2,205,102


TREASURY FUND


     Year Ended May 31, 1998                         1,836,567                 0        1,836,567
                                                     ============================================
     Year Ended May 31, 1997                         1,548,275                 0        1,548,275
     Year Ended May 31, 1996                         1,308,984                 0        1,308,984


MUNICIPAL MONEY MARKET FUND


     Year Ended May 31, 1998                         2,961,387           165,379        2,796,008
                                                     ============================================
     Year Ended May 31, 1997                         2,394,475           369,405        2,025,070
     Year Ended May 31, 1996                         1,907,103           303,321        1,603,782


STABLE INCOME FUND


     Year Ended May 31, 1998                           406,937                 0          406,937
                                                       ==========================================
     Year Ended May 31, 1997                           334,768                 0          334,768
     Year Ended May 31, 1996                           106,127                 0          106,127


                                                     Advisory Fee     Advisory Fee      Advisory Fee
                                                        PAYABLE          WAIVED           RETAINED


LIMITED TERM GOVERNMENT INCOME FUND

                                       YEAR ENDED MAY 31, 1998           141,185          119,793        21,392
===============================================================================================================


INTERMEDIATE GOVERNMENT INCOME FUND


     Year Ended May 31, 1998                         1,315,676                 0        1,315,676
                                                     ============================================
     Year Ended May 31, 1997                         1,355,907                 0        1,355,907
     Year Ended May 31, 1996                           142,125                 0          142,125


DIVERSIFIED BOND FUND


     Year Ended May 31, 1998                           928,687           376,973          551,714
                                                       ==========================================
     Year Ended May 31, 1997                           598,019                 0          598,019
     Year Ended May 31, 1996                           344,777                 0          344,777


INCOME FUND


     Year Ended May 31, 1998                         1,404,711            90,387        1,314,324
                                                     ============================================
     Year Ended May 31, 1997                         1,385,988           277,198        1,108,790
     Year Ended May 31, 1996                           981,244           196,249          784,995


TOTAL RETURN BOND FUND


     Year Ended May 31, 1998                           524,944                 0          524,944
                                                       ==========================================
     Year Ended May 31, 1997                           651,181           357,998          293,183
     Year Ended May 31, 1996                           584,872           352,590          232,282


LIMITED TERM TAX-FREE FUND


     Year Ended May 31, 1998                           242,621            89,967          152,654
                                                       ==========================================
     Year Ended May 31, 1997                            88,741            63,145           25,596
     Year Ended May 31, 1996                               N/A               N/A              N/A


TAX-FREE INCOME FUND


     Year Ended May 31, 1998                         1,566,676           488,601        1,078,075
                                                     ============================================
     Year Ended May 31, 1997                         1,537,966         1,236,539          301,427
     Year Ended May 31, 1996                         1,187,026         1,032,179          154,847


COLORADO TAX-FREE FUND


     Year Ended May 31, 1998                           332,299           137,295          195,005
                                                       ==========================================
     Year Ended May 31, 1997                           299,582           238,690           60,892
     Year Ended May 31, 1996                           286,768           286,768                0

MINNESOTA INTERMEDIATE TAX-FREE FUND

     Year Ended May 31,  1998                         348,564                 0          348,564
                          ======================================================================

                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED

MINNESOTA TAX-FREE FUND


     Year Ended May 31, 1998                           298,301           163,748          134,553
                                                       ==========================================
     Year Ended May 31, 1997                           212,616           190,702           21,914
     Year Ended May 31, 1996                           154,733           154,733                0


STRATEGIC INCOME FUND


     Year Ended May 31, 1998                         1,096,749           289,099          807,650
                                                     ============================================
     Year Ended May 31, 1997                           589,365                 0          589,365
     Year Ended May 31, 1996                           376,529                 0          376,529


MODERATE BALANCED FUND


     Year Ended May 31, 1998                         2,851,253           561,191        2,290,062
                                                     ============================================
     Year Ended May 31, 1997                         2,185,490                 0        2,185,490
     Year Ended May 31, 1996                         1,208,825                 0        1,208,825


GROWTH BALANCED FUND


     Year Ended May 31, 1998                         4,082,857           713,392        3,369,466
                                                     ============================================
     Year Ended May 31, 1997                         2,688,223                 0        2,688,223
     Year Ended May 31, 1996                         1,424,260                 0        1,424,260

AGGRESSIVE BALANCED-EQUITY FUND

     Year Ended May 31, 1998                            17,317             6,163         11,154
===============================================================================================


INCOME EQUITY FUND


     Year Ended May 31, 1998                         5,115,544                 0        5,115,544
                                                     ============================================
     Year Ended May 31, 1997                         1,906,693                 0        1,906,693
     Year Ended May 31, 1996                           227,790                 0          227,790


INDEX FUND


     Year Ended May 31, 1998                           915,590                 0          915,590
                                                       ==========================================
     Year Ended May 31, 1997                           563,081           212,327          350,754
     Year Ended May 31, 1996                           193,373           143,795           49,578


VALUGROWTH STOCK FUND


     Year Ended May 31, 1998                         4,141,066            25,276        4,115,790
                                                     ============================================
     Year Ended May 31, 1997                         1,475,664            18,446        1,457,218
     Year Ended May 31, 1996                         1,335,281            16,691        1,318,590


DIVERSIFIED EQUITY FUND


     Year Ended May 31, 1998                        11,044,445         1,443,556        9,600,889
                                                    =============================================
     Year Ended May 31, 1997                         6,874,776                 0        6,874,776
     Year Ended May 31, 1996                         3,038,858                 0        3,038,858


                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED

GROWTH EQUITY FUND


     Year Ended May 31, 1998                         9,442,925           410,824        9,032,101
                                                     ============================================
     Year Ended May 31, 1997                         7,205,405                 0        7,205,405
     Year Ended May 31, 1996                         3,342,391                 0        3,342,390


LARGE COMPANY GROWTH FUND


     Year Ended May 31, 1998                         1,153,835                 0        1,153,835
                                                     ============================================
     Year Ended May 31, 1997                           651,110                 0          651,110
     Year Ended May 31, 1996                           274,152                 0          274,152


SMALL COMPANY STOCK FUND


     Year Ended May 31, 1998                         1,679,232                 0        1,679,232
                                                     ============================================
     Year Ended May 31, 1997                         1,481,914           419,413        1,062,501
     Year Ended May 31, 1996                           909,200           327,218          581,982


SMALL COMPANY GROWTH FUND


     Year Ended May 31, 1998                         6,198,447                 0        6,198,447
                                                     ============================================
     Year Ended May 31, 1997                         3,513,581                 0        3,513,581
     Year Ended May 31, 1996                         1,653,578                 0        1,653,578


DIVERSIFIED SMALL CAP FUND


     Year Ended May 31, 1998                            24,811             5,712           19,099
                                                        =========================================
     Year Ended May 31, 1997                               N/A               N/A              N/A


SMALL CAP OPPORTUNITIES FUND


     Year Ended May 31, 1998                         1,161,941                 0        1,161,941
                                                     ============================================
     Year Ended May 31, 1997                               N/A               N/A              N/A


INTERNATIONAL FUND*


     Year Ended May 31, 1998                         1,550,535            75,568        1,474,967
                                                     ============================================
     Year Ended May 31, 1997                           812,485                 0          812,485
     Year Ended May 31, 1996                           316,701                 0          316,701


* Represents investment advisory fees paid to Schroder Capital Management Inc. by International Portfolio of Core Trust.

TABLE 2 - MANAGEMENT FEES

The following table shows the dollar amount of fees payable to: (1) Forum for its management services with respect to each Fund (or class thereof for those periods when multiple classes were outstanding); (2) Norwest for its administrative services with respect to Small Cap Opportunities Fund and International Fund; and (3) Forum with respect to its administrative securities with respect to each applicable Portfolio. Also shown are the amount of fees that were waived by Forum and Norwest, if any, and the actual fees received by Forum and Norwest. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

(I) MANAGEMENT FEES TO FORUM
                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
CASH INVESTMENT FUND                                    -------          ------           --------


     Year Ended May 31, 1998                         3,708,842         2,416,284        1,292,558
                                                     ============================================
     Year Ended May 31, 1997                         1,252,466           127,192        1,125,274
     Year Ended May 31, 1996                         1,076,303           160,959          915,344


U.S. GOVERNMENT FUND


     Year Ended May 31, 1998                         2,134,700           281,603        1,853,097
                                                     ============================================
     Year Ended May 31, 1997                         1,140,934            12,114        1,128,820
     Year Ended May 31, 1996                         1,002,126            40,949          961,177


TREASURY FUND


     Year Ended May 31, 1998                         1,154,681           854,503          300,178
                                                     ============================================
     Year Ended May 31, 1997                           728,447           595,668          132,779
     Year Ended May 31, 1996                           627,992           448,841          179,151


READY CASH INVESTMENT FUND

Investor Shares


     Year Ended May 31, 1998                         1,181,535                 0        1,181,535
                                                     ============================================
     Year Ended May 31, 1997                         1,070,654            14,082        1,056,572
     Year Ended May 31, 1996                           760,979            60,072          700,907
 Institutional Shares
     Year Ended May 31, 1998                           343,952           334,461            9,492
                                                       ==========================================
     Year Ended May 31, 1997                         2,595,399         2,413,208          182,191
     Year Ended May 31, 1996                         1,569,081         1,569,081                0
 Exchange Shares
     Year Ended May 31, 1998                               643               511              132
                                                           ======================================
     Year Ended May 31, 1997                               850               850                0
     Year Ended May 31, 1996                               273               273                0




                                                       MANAGEMENT      MANAGEMENT        MANAGEMENT
                                                          FEE             FEE               FEE

                                                        PAYABLE          WAIVED           RETAINED
MUNICIPAL MONEY MARKET FUND                             -------          ------           --------

Investor Shares

     Year Ended May 31, 1998                            90,303            54,201           36,102
                                                        =========================================
     Year Ended May 31, 1997                           121,330            78,834           42,496
     Year Ended May 31, 1996                           115,294            65,869           49,425
 Institutional Shares
     Year Ended May 31, 1998                           806,431           581,515          224,915
                                                       ==========================================
     Year Ended May 31, 1997                         1,275,270         1,017,363          257,907
     Year Ended May 31, 1996                           990,763           814,669          176,094


STABLE INCOME FUND
A Shares

     Year Ended May 31, 1998                            10,850            10,698              152
                                                        =========================================
     Year Ended May 31, 1997                            12,730            12,730                0
     Year Ended May 31, 1996                               623               623                0

B Shares

     Year Ended May 31, 1998                             1,632             1,608               24
                                                         ========================================
     Year Ended May 31, 1997                               799               799                0
     Year Ended May 31, 1996                                33                33                0

I Shares

     Year Ended May 31, 1998                           143,795           135,804            7,991
                                                       ==========================================
     Year Ended May 31, 1997                            98,060            98,060                0
     Year Ended May 31, 1996                            34,720            34,720                0

LIMITED TERM GOVERNMENT INCOME FUND

I Shares
     Year Ended May 31, 1998                            42,783            35,705          7,078
===============================================================================================


INTERMEDIATE GOVERNMENT INCOME FUND

A Shares

     Year Ended May 31, 1998                            12,708            12,708                0
                                                        =========================================
     Year Ended May 31, 1997                            14,471            14,471                0
     Year Ended May 31, 1996                               666               666                0

B Shares

     Year Ended May 31, 1998                             8,527             8,527                0
                                                         ========================================
     Year Ended May 31, 1997                             9,953             9,953                0
     Year Ended May 31, 1996                               412               412                0

I Shares

     Year Ended May 31, 1998                           373,544           169,833          203,711
                                                       ==========================================
     Year Ended May 31, 1997                           386,457           151,928          234,529
     Year Ended May 31, 1996                            41,991            41,991                0





                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------

DIVERSIFIED BOND FUND

I Shares
     Year Ended May 31, 1998                           175,669           143,270           32,399
=================================================================================================
     Year Ended May 31, 1997                           170,862           110,901           59,961
=================================================================================================
     Year Ended May 31, 1996                            98,508            69,269           29,239
=================================================================================================


INCOME FUND

A Shares

     Year Ended May 31, 1998                             5,783             5,783                0
                                                         ========================================
     Year Ended May 31, 1997                            10,585            10,585                0
     Year Ended May 31, 1996                            11,894            11,894                0
 B Shares
     Year Ended May 31, 1998                             3,966             3,966                0
                                                         ========================================
     Year Ended May 31, 1997                             6,826             6,826                0
     Year Ended May 31, 1996                             6,732             6,732                0
 I Shares
     Year Ended May 31, 1998                           271,193           155,655          115,539
                                                       ==========================================
     Year Ended May 31, 1997                           536,985           436,300          100,685
     Year Ended May 31, 1996                           373,872           353,908           19,964


TOTAL RETURN BOND FUND

A Shares

     Year Ended May 31, 1998                             3,833             3,557              275
                                                         ========================================
     Year Ended May 31, 1997                             5,187             5,187                0
     Year Ended May 31, 1996                             2,416             2,416                0
 B Shares
     Year Ended May 31, 1998                             2,996             2,890              107
                                                         ========================================
     Year Ended May 31, 1997                              4508              4508                0
     Year Ended May 31, 1996                             3,264             3,264                0
 I Shares
     Year Ended May 31, 1998                           149,374           108,471           40,903
                                                       ==========================================
     Year Ended May 31, 1997                           250,777            24,127          226,650
     Year Ended May 31, 1996                           228,269            12,744          215,525


LIMITED TERM TAX-FREE FUND
I Shares

     Year Ended May 31, 1998                            48,524             2,408           46,116
                                                        =========================================
     Year Ended May 31, 1997                            17,748            17,748                0
     Year Ended May 31, 1996                               N/A               N/A              N/A


                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED

TAX-FREE INCOME FUND

A Shares

     Year Ended May 31, 1998                            30,973            21,230            9,743
                                                        =========================================
     Year Ended May 31, 1997                            58,862            42,638           16,224
     Year Ended May 31, 1996                            67,046            27,085           39,961
 B Shares
     Year Ended May 31, 1998                             9,109             9,109                0
                                                         ========================================
     Year Ended May 31, 1997                            13,295            13,295                0
     Year Ended May 31, 1996                             9,866             9,866                0
 I Shares
     Year Ended May 31, 1998                           273,202            13,953          259,249
                                                       ==========================================
     Year Ended May 31, 1997                           543,029           288,245          254,784
     Year Ended May 31, 1996                           397,898           304,725           93,173


COLORADO TAX-FREE FUND

A Shares

     Year Ended May 31, 1998                            30,680            13,964           16,715
                                                        =========================================
     Year Ended May 31, 1997                            54,902            49,840            5,062
     Year Ended May 31, 1996                            53,988            48,022            5,966
 B Shares
     Year Ended May 31, 1998                             7,903             3,625            4,279
                                                         ========================================
     Year Ended May 31, 1997                            13,532            13,115              417
     Year Ended May 31, 1996                            11,566            11,566                0
 I Shares
     Year Ended May 31, 1998                            27,877             2,466           25,411
                                                        =========================================
     Year Ended May 31, 1997                            51,399            44,432            6,967
     Year Ended May 31, 1996                            49,153            41,507            7,646

MINNESOTA INTERMEDIATE TAX-FREE FUND
I Shares
     Year Ended May 31,  1998                         139,426            97,043           42,382
                          ======================================================================


MINNESOTA TAX-FREE FUND

A Shares

     Year Ended May 31, 1998                            30,180            13,327           16,853
                                                        =========================================
     Year Ended May 31, 1997                            51,795            33,434           18,361
     Year Ended May 31, 1996                            43,885            26,289           17,596
 B Shares
     Year Ended May 31, 1998                            13,523             6,377            7,146
                                                        =========================================
     Year Ended May 31, 1997                            20,364            14,581            5,783
     Year Ended May 31, 1996                            13,910            10,499            3,411
 I Shares
     Year Ended May 31, 1998                            15,957             2,320           13,637
                                                        =========================================
     Year Ended May 31, 1997                            12,888            10,362            2,526
     Year Ended May 31, 1996                             4,098             2,630            1,468



                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED          RETAINED


STRATEGIC INCOME FUND


     Year Ended May 31, 1998                           205,059           175,249           29,810
                                                       ==========================================
     Year Ended May 31, 1997                           130,970           115,223           15,747
     Year Ended May 31, 1996                            83,673            69,584           14,089


MODERATE BALANCED FUND


     Year Ended May 31, 1998                           515,913           362,625          153,288
                                                       ==========================================
     Year Ended May 31, 1997                           412,357           278,998          133,359
     Year Ended May 31, 1996                           228,080           126,077          102,003


GROWTH BALANCED FUND


     Year Ended May 31, 1998                           706,519           467,784          238,734
                                                       ==========================================
     Year Ended May 31, 1997                           463,486           303,389          160,097
     Year Ended May 31, 1996                           245,562           136,905          108,657

AGGRESSIVE BALANCED-EQUITY FUND
I Shares
     Year Ended May 31, 1998                             2,799             2,363            436
===============================================================================================


INCOME EQUITY FUND

A Shares

     Year Ended May 31, 1998                            63,767            57,043            6,724
                                                        =========================================
     Year Ended May 31, 1997                            37,101            30,944            6,157
     Year Ended May 31, 1996                             1,196             1,196                0

B Shares

     Year Ended May 31, 1998                            53,134            49,294            3,840
                                                        =========================================
     Year Ended May 31, 1997                            23,583            23,583                0
     Year Ended May 31, 1996                               670               670                0

I Shares

     Year Ended May 31, 1998                           998,134           508,066          490,067
                                                       ==========================================
     Year Ended May 31, 1997                           320,654           168,477          152,177
     Year Ended May 31, 1996                            43,691            43,691                0


INDEX FUND


     Year Ended May 31, 1998                           688,118           460,858          227,260
                                                       ==========================================
     Year Ended May 31, 1997                           375,387           213,759          161,628
     Year Ended May 31, 1996                           128,916            93,961           34,955



                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED          RETAINED
                                                        -------          ------          --------


VALUGROWTH STOCK FUND
A Shares

     Year Ended May 31, 1998                            22,896            13,687            9,209
                                                        =========================================
     Year Ended May 31, 1997                            33,232            29,323            3,909
     Year Ended May 31, 1996                            27,427            27,427                0
 B Shares
     Year Ended May 31, 1998                             7,763             7,763                0
                                                         ========================================
     Year Ended May 31, 1997                            11,318            11,318                0
     Year Ended May 31, 1996                             8,763             8,763                0
 I Shares
     Year Ended May 31, 1998                           499,641            22,453          477,188
                                                       ==========================================
     Year Ended May 31, 1997                           324,366           194,534          129,832
     Year Ended May 31, 1996                           297,630           147,086          150,544


DIVERSIFIED EQUITY FUND

A Shares

     Year Ended May 31, 1998                            48,577            39,759            8,818
                                                        =========================================
     Year Ended May 31, 1997                            14,322            14,322                0
     Year Ended May 31, 1996                                99                99                0

B Shares

     Year Ended May 31, 1998                            68,828            55,455           13,373
                                                        =========================================
     Year Ended May 31, 1997                            15,913            15,913                0
     Year Ended May 31, 1996                                96                96                0

I Shares

     Year Ended May 31, 1998                         1,699,994           938,395          761,599
                                                     ============================================
     Year Ended May 31, 1997                         1,027,423           723,040          304,383
     Year Ended May 31, 1996                           467,322           238,224          229,098


GROWTH EQUITY FUND

A Shares

     Year Ended May 31, 1998                            25,645            17,603            8,042
                                                        =========================================
     Year Ended May 31, 1997                            10,336            10,336                0
     Year Ended May 31, 1996                               100               100                0

B Shares

     Year Ended May 31, 1998                            16,845            11,552            5,292
                                                        =========================================
     Year Ended May 31, 1997                             4,347             4,347                0
     Year Ended May 31, 1996                                25                25                0

I Shares

     Year Ended May 31, 1998                         1,342,900           788,748          554,152
                                                     ============================================
     Year Ended May 31, 1997                           785,917           545,815          240,102
     Year Ended May 31, 1996                           371,252           187,661          183,591


LARGE COMPANY GROWTH FUND


     Year Ended May 31, 1998                           204,037           127,981           76,056
                                                       ==========================================
     Year Ended May 31, 1997                           100,171            87,896           12,275
     Year Ended May 31, 1996                            42,177            40,150            2,027



                                                      MANAGEMENT      MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE

                                                       PAYABLE            WAIVED         RETAINED
                                                       -------            ------         --------

DIVERSIFIED SMALL  CAP FUND
I Shares
     Year Ended May 31, 1998                             2,430             2,294            136
                                                         ======================================

 SMALL COMPANY STOCK FUND


A Shares

     Year Ended May 31, 1998                            10,418            10,094              324
                                                        =========================================
     Year Ended May 31, 1997                           11,966            10,318            1,648
                                                        ========================================
     Year Ended May 31, 1996                             5,800             5,800                0
================================================================================

B Shares

     Year Ended May 31, 1998                             6,721             6,646               75
                                                         ========================================
     Year Ended May 31, 1997                             8,329             8,329                0
=================================================================================================
     Year Ended May 31, 1996                             4,426             4,426                0
=================================================================================================
I Shares
     Year Ended May 31, 1998                           200,997           124,654           76,342
=================================================================================================
     Year Ended May 31, 1997                           276,089            90,214          185,875
=================================================================================================
     Year Ended May 31, 1996                           171,614            15,664          155,950
=================================================================================================

SMALL COMPANY GROWTH FUND

     Year Ended May 31, 1998                           766,560           383,589          382,971
=================================================================================================
     Year Ended May 31, 1997                           390,398           185,644          204,754
=================================================================================================
     Year Ended May 31, 1996                           183,731            76,278          107,453
=================================================================================================

SMALL CAP OPPORTUNITIES FUND

A Shares
     Year Ended May 31, 1998                             4,015             1,641            2,374
=================================================================================================
     Year Ended May 31, 1997                              122               122                0
                                                           =====================================
B Shares
     Year Ended May 31, 1998                             2,836             1,147            1,689
=================================================================================================
     Year Ended May 31, 1997                                44                44                0
=================================================================================================

I Shares

     Year Ended May 31, 1998                           243,348            39,205          204,143
                                                       ==========================================
     Year Ended May 31, 1997                            26,560            26,560                0


INTERNATIONAL FUND

A Shares

     Year Ended May 31, 1998                             6,976             1,907            5,069
                                                         ========================================
     Year Ended May 31, 1997                             1,494             1,494                0
     Year Ended May 31, 1996                               345               345                0

B Shares

     Year Ended May 31, 1998                             4,704             1,709            2,995
                                                         ========================================
     Year Ended May 31, 1997                             1,247             1,247                0
     Year Ended May 31, 1996                               395               395                0

I Shares

     Year Ended May 31, 1998                           601,498               850          600,649
                                                       ==========================================
     Year Ended May 31, 1997                           177,707             4,264          173,443
     Year Ended May 31, 1996                            69,616                 0           69,616


(II) ADMINISTRATIVE FEES TO NORWEST

                                                    ADMINISTRATIVE   ADMINISTRATIVE    ADMINISTRATIVE
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
SMALL CAP OPPORTUNITIES FUND
A Shares
     Year Ended May 31, 1998                             7,924                 0            7,924
=================================================================================================
B Shares
========
     Year Ended May 31, 1998                             5,640                 0            5,640
=================================================================================================
I Shares
========
     Year Ended May 31, 1998                           471,297                 0          471,297
=================================================================================================


INTERNATIONAL FUND

A Shares
     Year Ended May 31, 1998                             7,230                 0            7,230
                                                         ========================================
B Shares
     Year Ended May 31, 1998                             4,875                 0            4,875
=================================================================================================
I Shares
========
     Year Ended May 31, 1998                           623,325                 0          623,325
=================================================================================================
     Year Ended May 31, 1997                           451,118                 0          451,118
     Year Ended May 31, 1996                           175,887                 0          175,887


TABLE 3 - DISTRIBUTION FEES

The following table shows the dollar amount of fees payable to Forum for its distribution services with respect to each Fund (or class thereof), the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. All maintenance fees were waived by Forum during the fiscal year ended May 31, 1996. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. Only Exchange Shares and B Shares incur distribution fees.

                                                     DISTRIBUTION     DISTRIBUTION      DISTRIBUTION
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
READY CASH INVESTMENT FUND
Exchange Shares

     Year Ended May 31, 1998                             3,759               940            2,819
                                                         ========================================
     Year Ended May 31, 1997                             4,249             1,062            3,187
     Year Ended May 31, 1996                             1,023             1,023                0


Stable Income Fund
B Shares

     Year Ended May 31, 1998                            14,253             3,563           10,690
                                                        =========================================
     Year Ended May 31, 1997                             7,992             1,998            5,994
     Year Ended May 31, 1996                               245               245                0


INTERMEDIATE GOVERNMENT INCOME FUND
B Shares

     Year Ended May 31, 1998                            86,167            21,542           64,625
     ============================================================================================
     Year Ended May 31, 1997                            99,968            24,882           75,086
     Year Ended May 31, 1996                             2,646             2,646                0


INCOME FUND
B Shares

     Year Ended May 31, 1998                            39,664             9,916           29,748
     ============================================================================================
     Year Ended May 31, 1997                            34,127             8,532           25,595
     Year Ended May 31, 1996                            25,247             6,666           18,581


TOTAL RETURN BOND FUND
B Shares

     Year Ended May 31, 1998                            24,563             6,141           18,422
     ============================================================================================
     Year Ended May 31, 1997                            22,540             5,635           16,905
     Year Ended May 31, 1996                            12,239             3,619            8,620


TAX-FREE INCOME FUND
B Shares

     Year Ended May 31, 1998                            91,107            22,777           68,330
     ============================================================================================
     Year Ended May 31, 1997                            66,476            16,619           49,857
     Year Ended May 31, 1996                            36,997             2,390           34,607


COLORADO TAX-FREE FUND
B Shares

     Year Ended May 31, 1998                            79,031            19,758           59,273
     ============================================================================================
     Year Ended May 31, 1997                            67,660            16,915           50,745
     Year Ended May 31, 1996                            43,374               207           43,167



                                                     DISTRIBUTION     DISTRIBUTION      DISTRIBUTION
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
MINNESOTA TAX-FREE FUND                                 -------          ------           --------
B Shares

     Year Ended May 31, 1998                           135,230            33,808          101,423
     ============================================================================================
     Year Ended May 31, 1997                           101,817            25,454           76,363
     Year Ended May 31, 1996                            52,163                 0           52,163


INCOME EQUITY FUND
B Shares

     Year Ended May 31, 1998                           481,065           120,266          360,799
     ============================================================================================
     Year Ended May 31, 1997                           235,827            58,957          176,872
     Year Ended May 31, 1996                             5,031                 0            5,031


VALUGROWTH STOCK FUND
B Shares

     Year Ended May 31, 1998                            77,628            19,407           58,221
     ============================================================================================
     Year Ended May 31, 1997                            56,592            14,148           42,444
     Year Ended May 31, 1996                            32,860             5,269           27,591


DIVERSIFIED EQUITY FUND
B Shares

     Year Ended May 31, 1998                           567,355           141,839          425,516
     ============================================================================================
     Year Ended May 31, 1997                           159,132            39,783          119,349
     Year Ended May 31, 1996                               719               719                0


GROWTH EQUITY FUND
B Shares

     Year Ended May 31, 1998                           124,429            31,107           93,322
     ============================================================================================
     Year Ended May 31, 1997                            43,471            10,868           32,603
     Year Ended May 31, 1996                               187               187                0


SMALL COMPANY STOCK FUND
B Shares

     Year Ended May 31, 1998                            57,698            14,424           43,273
     ============================================================================================
     Year Ended May 31, 1997                            41,641            10,410           31,231
     Year Ended May 31, 1996                            16,598             4,077           12,521


SMALL CAP OPPORTUNITIES FUND
B Shares

     Year Ended May 31, 1998                            22,558             5,640           16,919
     ============================================================================================
     Year Ended May 31, 1997                               431               108              323


INTERNATIONAL FUND
B Shares

     Year Ended May 31, 1998                            19,501             4,875           14,626
     ============================================================================================
     Year Ended May 31, 1997                            12,465             3,116            9,349
     Year Ended May 31, 1996                             2,959             2,930               29


TABLE 4 - SALES CHARGES

The following table shows: (1) the dollar amount of sales charges payable to Forum with respect to sales of A Shares (or of the respective Funds prior to the offering of multiple classes of shares); (2) the amount of sales charge retained by Forum and not reallowed to other persons; and (3) the amount of contingent deferred sales charge ("CDSL") paid to Forum. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                                                         SALES          RETAINED            CDSL
                                                        CHARGES          AMOUNT             PAID
                                                        ------           ------             ----
STABLE INCOME FUND
A Shares
     Year Ended May 31, 1998                                 1                 1                1
     Year Ended May 31, 1997                             3,200               320               --
     Year Ended May 31, 1996                               423                52               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --            6,526
     Year Ended May 31, 1996                                --                --               75

INTERMEDIATE GOVERNMENT INCOME FUND
A Shares
     Year Ended May 31, 1998                                26                 0               14
     Year Ended May 31, 1997                            13,182             1,187               --
     Year Ended May 31, 1996                             1,482               129               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           31,694
     Year Ended May 31, 1996                                --                --              964

INCOME FUND
A Shares
     Year Ended May 31, 1998                                68                 8                6
     Year Ended May 31, 1997                            11,979             1,121               --
     Year Ended May 31, 1996                         1,567,755             4,428               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           11,887
     Year Ended May 31, 1996                                --                --            8,272

TOTAL RETURN BOND FUND
A Shares
     Year Ended May 31, 1998                                 8                 1                4
     Year Ended May 31, 1997                             3,908               363               --
     Year Ended May 31, 1996                         1,194,198             3,074               --
B Shares
     Year Ended May 31, 1997                                --                --            7,505
     Year Ended May 31, 1996                                --                --            2,853



                                                         SALES          RETAINED            CDSL
                                                        CHARGES          AMOUNT             PAID


TAX-FREE INCOME FUND
A Shares
     Year Ended May 31, 1998                               132                 2                9
     Year Ended May 31, 1997                            74,101             6,646               --
     Year Ended May 31, 1996                         5,429,389            12,264               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           15,724
     Year Ended May 31, 1996                                --                --            6,576



COLORADO TAX-FREE FUND
A Shares
     Year Ended May 31, 1998                               127                 4               12
     Year Ended May 31, 1997                            38,085             3,321               --
     Year Ended May 31, 1996                         2,889,945             7,135               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           11,889
     Year Ended May 31, 1996                                --                --           12,557

MINNESOTA TAX-FREE FUND
A Shares
     Year Ended May 31, 1998                               139                 6                13
     Year Ended May 31, 1997                            53,290             4,744               --
     Year Ended May 31, 1996                         4,598,204            12,506               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           13,097
     Year Ended May 31, 1996                                --                --            8,412

INCOME EQUITY FUND
A Shares
     Year Ended May 31, 1998                               692                69               62
     Year Ended May 31, 1997                           320,385             1,121               --
     Year Ended May 31, 1996                            10,996             1,088               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           38,812
     Year Ended May 31, 1996                                --                --              570

VALUGROWTH STOCK FUND
A Shares
     Year Ended May 31, 1998                                92                 9                9
     Year Ended May 31, 1997                            38,540             3,759               --
     Year Ended May 31, 1996                         1,162,647             4,628               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           10,770
     Year Ended May 31, 1996                                --                --           12,911



                                                         SALES          RETAINED            CDSL
                                                        CHARGES          AMOUNT             PAID
                                                        -------          ------             ----


DIVERSIFIED EQUITY FUND
A Shares
     Year Ended May 31, 1998                               853                70               87
     Year Ended May 31, 1997                           485,324             8,286               --
     Year Ended May 31, 1996                            50,658                15               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           23,510
     Year Ended May 31, 1996                                --                --                0

Growth Equity Fund
A Shares
     Year Ended May 31, 1998                               173                17               25
     Year Ended May 31, 1997                           175,495             5,347               --
     Year Ended May 31, 1996                            26,825                 7               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --            6,972
     Year Ended May 31, 1996                                --                --                0



SMALL COMPANY STOCK FUND
A Shares
     Year Ended May 31, 1998                                28                 3                7
     Year Ended May 31, 1997                            23,419             2,335               --
     Year Ended May 31, 1996                         1,309,565             5,153            2,972
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --            6,411
     Year Ended May 31, 1996                                --                --               --

SMALL CAP OPPORTUNITIES FUND
A Shares
     Year Ended May 31, 1998                               148                12                5
     Year Ended May 31, 1997                            11,604             1,178               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --               --

INTERNATIONAL FUND
A Shares
     Year Ended May 31, 1998                                12                 1                3
     Year Ended May 31, 1997                             8,728               874               --
     Year Ended May 31, 1996                               269                30               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --            2,086
     Year Ended May 31, 1996                                --                --              213

TABLE 5 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to Forum Accounting for its accounting services with respect to each Fund, the amount of fee that was waived by Forum Accounting, if any, and the actual fee received by Forum Accounting. The table also shows similar information with respect to each applicable Portfolio. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
CASH INVESTMENT FUND

     Year Ended May 31, 1998                           151,975                 0          151,975
                                                       ==========================================
     Year Ended May 31, 1997                            65,000                 0           65,000
     Year Ended May 31, 1996                            49,000                 0           49,000


U.S. GOVERNMENT FUND

     Year Ended May 31, 1998                            65,500                 0           65,500
                                                        =========================================
     Year Ended May 31, 1997                            60,000                 0           60,000
     Year Ended May 31, 1996                            46,000                 0           46,000


TREASURY FUND

     Year Ended May 31, 1998                            63,000                 0           63,000
                                                        =========================================
     Year Ended May 31, 1997                            54,500                 0           54,500
     Year Ended May 31, 1996                            43,500                 0           43,500


READY CASH INVESTMENT FUND

     Year Ended May 31, 1998                            61,678                 0           61,678
                                                        =========================================
     Year Ended May 31, 1997                            86,000                 0           86,000
     Year Ended May 31, 1996                            63,000                 0           63,000


MUNICIPAL MONEY MARKET FUND

     Year Ended May 31, 1998                            95,000                 0           95,000
                                                        =========================================
     Year Ended May 31, 1997                            90,000                 0           90,000
     Year Ended May 31, 1996                            72,500                 0           72,500


STABLE INCOME FUND

     Year Ended May 31, 1998                            93,585                 0           93,585
                                                        =========================================
     Year Ended May 31, 1997                            92,500            26,041           66,459
     Year Ended May 31, 1996                            37,452             7,136           30,316

LIMITED TERM GOVERNMENT INCOME FUND
I Shares
     Year Ended May 31, 1998                            33,000                 0         33,000
===============================================================================================


INTERMEDIATE GOVERNMENT INCOME FUND

     Year Ended May 31, 1998                            84,000                 0           84,000
                                                        =========================================
     Year Ended May 31, 1997                            85,500            24,146           61,354
     Year Ended May 31, 1996                            29,452             5,322           24,130


DIVERSIFIED BOND FUND

     Year Ended May 31, 1998                            60,241                 0           60,241
                                                        =========================================
     Year Ended May 31, 1997                            54,000            15,223           38,777
     Year Ended May 31, 1996                            29,500             5,561           23,939



                                                          FEE              FEE             FEE
                                                        PAYABLE          WAIVED          RETAINED
                                                        -------          ------          --------

INCOME FUND

     Year Ended May 31, 1998                            89,000                 0           89,000
                                                        =========================================
     Year Ended May 31, 1997                            93,000                 0           93,000
     Year Ended May 31, 1996                            79,500                 0           79,500


TOTAL RETURN BOND FUND

     Year Ended May 31, 1998                            77,536                 0           77,536
                                                        =========================================
     Year Ended May 31, 1997                            66,000                 0           66,000
     Year Ended May 31, 1996                            57,500                 0           57,500


LIMITED TERM TAX-FREE FUND

     Year Ended May 31, 1998                            38,000                 0           38,000
                                                        =========================================
     Year Ended May 31, 1997                            24,000                 0           24,000
     Year Ended May 31, 1996                               N/A               N/A              N/A


TAX-FREE INCOME FUND

     Year Ended May 31, 1998                            91,000                 0           91,000
                                                        =========================================
     Year Ended May 31, 1997                            91,000                 0           91,000
     Year Ended May 31, 1996                            66,000                 0           66,000

COLORADO TAX-FREE FUND
     Year Ended May 31,  1998                          62,000                 0           62,000
                         ====
     Year Ended May 31, 1997                           66,000                 0           66,000
     Year Ended May 31, 1996                           60,000                 0           60,000

MINNESOTA INTERMEDIATE TAX-FREE FUND
I Shares
     Year Ended May 31,  1998                          39,000                 0           39,000
                          ======================================================================


MINNESOTA TAX-FREE FUND

     Year Ended May 31, 1998                            64,000                 0           64,000
                                                        =========================================
     Year Ended May 31, 1997                            64,000                 0           64,000
     Year Ended May 31, 1996                            56,000                 0           56,000


STRATEGIC INCOME FUND

     Year Ended May 31, 1998                            61,046                 0           61,046
                                                        =========================================
     Year Ended May 31, 1997                            60,000            17,019           42,981
     Year Ended May 31, 1996                            32,500             6,054           26,446


MODERATE BALANCED FUND

     Year Ended May 31, 1998                           123,798                 0          123,798
                                                       ==========================================
     Year Ended May 31, 1997                            62,000            17,546           44,454
     Year Ended May 31, 1996                            36,000             7,104           28,896




                                                          FEE              FEE             FEE
                                                        PAYABLE          WAIVED          RETAINED
                                                        -------          ------          --------


GROWTH BALANCED FUND

     Year Ended May 31, 1998                           131,371                 0          131,371
                                                       ==========================================
     Year Ended May 31, 1997                            61,000            17,237           43,763
     Year Ended May 31, 1996                            34,000             6,591           27,409

AGGRESSIVE BALANCED-EQUITY FUND
I Shares
     Year Ended May 31, 1998                             9,943             9,468            475
===============================================================================================


INCOME EQUITY FUND

     Year Ended May 31, 1998                            88,615                 0           88,615
                                                        =========================================
     Year Ended May 31, 1997                            71,500            20,160           51,340
     Year Ended May 31, 1996                            22,935             4,293           18,642


VALUGROWTH STOCK FUND

     Year Ended May 31, 1998                            77,500                 0           77,500
                                                        =========================================
     Year Ended May 31, 1997                            66,000                 0           66,000
     Year Ended May 31, 1996                            57,500                 0           57,500


INDEX FUND

     Year Ended May 31, 1998                            89,560                 0           89,560
                                                        =========================================
     Year Ended May 31, 1997                            60,000             8,393           51,607
     Year Ended May 31, 1996                            30,500             5,659           24,841


DIVERSIFIED EQUITY FUND

     Year Ended May 31, 1998                           253,735                 0          253,735
                                                       ==========================================
     Year Ended May 31, 1997                            81,500            22,995           58,505
     Year Ended May 31, 1996                            30,306             6,216           24,090


GROWTH EQUITY FUND

     Year Ended May 31, 1998                           242,383                 0          242,383
                                                       ==========================================
     Year Ended May 31, 1997                            79,000            22,311           56,689
     Year Ended May 31, 1996                            30,306             6,216           24,090


LARGE COMPANY GROWTH FUND

     Year Ended May 31, 1998                            27,725                 0           27,725
                                                        =========================================
     Year Ended May 31, 1997                            38,000            10,750           27,250
     Year Ended May 31, 1996                            21,000             3,755           17,245

DIVERSIFIED SMALL CAP FUND
I Shares
     Year Ended May 31, 1998                             8,779             7,694          1,085
===============================================================================================


SMALL COMPANY STOCK FUND

     Year Ended May 31, 1998                            79,136                 0           79,136
                                                        =========================================
     Year Ended May 31, 1997                            76,000                 0           76,000
     Year Ended May 31, 1996                            60,500                 0           60,500




                                                          FEE              FEE             FEE
                                                        PAYABLE          WAIVED          RETAINED
                                                        -------          ------          --------


SMALL COMPANY GROWTH FUND

     Year Ended May 31, 1998                            75,865                 0           75,865
                                                        =========================================
     Year Ended May 31, 1997                            55,000             5,536           49,464
     Year Ended May 31, 1996                            30,000             5,759           24,241


SMALL CAP OPPORTUNITIES FUND

     Year Ended May 31, 1998                            70,244                 0           70,244
                                                        =========================================
     Year Ended May 31, 1997                            26,057            26,057                0


INTERNATIONAL FUND

     Year Ended May 31, 1998                            84,830                 0           84,830
                                                        =========================================
     Year Ended May 31, 1997                            36,000            10,148           25,852
     Year Ended May 31, 1996                            23,000             3,952           19,048



 TABLE 6 - COMMISSIONS


The following table shows the aggregate brokerage commissions with respect to each Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                                                    AGGREGATE
                                                COMMISSIONS PAID

DIVERSIFIED BOND FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                              N/A
     Year Ended May 31, 1996                            5,261

STRATEGIC INCOME FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                           14,867
     Year Ended May 31, 1996                            8,406

MODERATE BALANCED FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                           50,414
     Year Ended May 31, 1996                           54,332

GROWTH BALANCED FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                           83,720
     Year Ended May 31, 1996                           69,732

INCOME EQUITY FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                          301,308
     Year Ended May 31, 1996                           52,904

INDEX FUND*
     Year Ended May 31, 1998                             N/A
     Year Ended May 31, 1997                          157,319
     Year Ended May 31, 1996                          121,170

VALUGROWTH STOCK FUND

     Year Ended May 31, 1998                        1,011,840
     Year Ended May 31, 1997                          502,785
     Year Ended May 31, 1996                          436,274

                                                    AGGREGATE
                                                COMMISSIONS PAID



DIVERSIFIED EQUITY FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                          226,652
     Year Ended May 31, 1996                          175,648



GROWTH EQUITY FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                          130,483
     Year Ended May 31, 1996                          127,666

LARGE COMPANY GROWTH FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                           59,924
     Year Ended May 31, 1996                           42,229

SMALL COMPANY STOCK FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                          458,447
     Year Ended May 31, 1996                          208,021

SMALL COMPANY GROWTH FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                        1,365,750
     Year Ended May 31, 1996                          785,875

SMALL CAP OPPORTUNITIES FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                              N/A

INTERNATIONAL FUND*
     Year Ended May 31, 1998                              N/A
     Year Ended May 31, 1997                              N/A
     Year Ended May 31, 1996                          188,849

* Reflects commission paid by the Portfolios; in which the Fund invests the Fund paid no commissions directly during either year.

TABLE 7 - 5% SHAREHOLDERS


The following table lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund as of September 1, 1998, as well as their percentage holding of all shares of the Fund. Certain persons own shares of the Funds of record only, including Alpine & Co., BHC Securities, Inc., EMSEG & Co., First Stock Co., Norwest Bank Minnesota, N.A. and Stout & Co.

                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----

CASH INVESTMENT FUND               Norwest  Investment  Services       2,187,733,420.880         41.81       41.81

                                   c/o Andrew Duffy
                                   608 2nd Ave S
                                   8th Floor MS 0130
                                   Minneapolis, MN 55479-0130

                                   Norwest Bank Minnesota NA             1,685,535,639.280         32.21       32.21

                                   VP4500022
                                   Attn Cash Sweep Processing - Judy
                                   Jeska
                                   733 Marquette Ave 4th Floor
                                   Minneapolis, MN 55479-0050

                                   Dentru & Co                             643,087,524.248         12.29       12.29

                                   Non Discretionary

                                   1740 Broadway MS 8751
                                   Denver, CO 80274

Ready Cash Investment Fund
         Investor Shares            Norwest Investment Services            79,680,342.950         99.17       99.11

                                   c/o Andrew Duffy
                                   608 2nd Ave S
                                   8th Floor MS 0130
                                   Minneapolis, MN 55479-0130

           Exchange Shares         Norwest Bank MN Custodian for IRA            30,250.900          5.80        0.00

                                   Account of

                                   Ralph F. Henkensiefken

                                   918 S Broadway

                                   New Ulm, MN 56075

                                   Norwest Bank MN Custodian for IRA            99,332.460         19.85        0.01

                                   Account of

                                   Walter W. Pillsbury

                                   2849 Evergreen Road

                                   Fargo, ND 58102-1712

                                   Norwest Bank MN Custodian for IRA            48,048.750          9.21        0.00

                                   Account of

                                   Raymond C. Sink

                                   1315 Anderson Rd

                                   Duluth, MN 55811



                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----


READY CASH INVESTMENT FUND         Norwest Bank MN Custodian for IRA            60,572.380         11.61        0.01

     Exchange Shares (cont.)       Account of
                                   John D. Jeffries
                                   301 E Howard St
                                   Hibbing, MN 55746

                                   Norwest Bank MN Custodian for IRA           127,891.648         24.52        0.02
                                   Account of Norwest Mank MN NA IRA

                                   C/F Cust

                                   Mary G. Koerber

                                   Mason City, IA 50401


U.S. GOVERNMENT FUND               Alpine & Co                             212,815,376.650          8.57        8.57

                                   Non Discretionary
                                   1740 Broadway MS 8751
                                   Denver, CO 80274

                                   Norwest Bank Minnesota NA AMS         1,843,998,761.370         74.21       74.21
                                   Collective Trust Funds Clearing

                                   Acct

                                   Attn Cash Sweep Processing - Judy

                                   Jeska

                                   733 Marquette Ave 4th Fl

                                   Minneapolis, MN 55479-0050

                                   Norwest Investment Services             375,216,323.730         15.18       15.81

                                   c/o Andrew Duffy

                                   608 2nd Ave S 8th Fl MS 0130
                                   Minneapolis, MN 55479-0130

TREASURY FUND                      Norwest Bank Minnesota NA AMS           858,796,225.160         60.34       60.34

                                   Collective Trust Funds Clearing

                                   Acct

                                   Attn Cash Sweep Processing - Judy

                                   Jeska

                                   733 Marquette Ave 4th Fl

                                   Minneapolis, MN 55479-0050

                                   Norwest Bank Investment Services        308,801,383.250         21.70       21.70

                                   c/o Andrew Duffy

                                   608 2nd Ave S 8th Fl MS 0130
                                   Minneapolis, MN 55479-0130



                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----
MUNICIPAL MONEY MARKET FUND
         Investor Shares

                                    Norwest Bank Investment Services       39,979,447.550         97.95        3.60
                                    c/o Andrew Duffy
                                   608 2nd Ave S 8th Fl MS 0130
                                   Minneapolis, MN 5547-0130

STABLE INCOME FUND
            A Shares                Norwest Investment Services Inc.          216,969.473         23.67       20.16
                                   FBO 018193581
                                   Norwest Building East - 8th Floor
                                   608 Second Avenue South
                                   Minneapolis, MN 55479-0162

                                   Norwest Investment Services Inc.              90,810.63          9.90        8.44
                                   FBO 021219031
                                   Northstar Building East - 8th
                                   Floor
                                   608 Second Avenue South
                                   Minneapolis, MN 55479-0162

                                    Koch Industries Inc.                        113,735.098        12.41       10.57
                                    c/o Wilshire Asset Mgmt
                                    1299 Ocean Ave Suite 700
                                    Santa Monica, CA 90401

                                    Norwest Investment Services Inc.             80,847.464         8.82        7.51
                                    FBO 705734561
                                    Northstar Building East - 9th
                                    Floor
                                    608 Second Avenue South
                                    Minneapolis, MN 55479-0162

             B Shares               Fred P. Mattson                               7,979.911         5.01        0.74
                                    and Betty J. Mattson
                                    JT Ten
                                    PO Box 248
                                    Elmwood, WI 54740-0248

                                    Charles Amjad-Ali                            10,161.595         6.38        0.94
                                    1305 Dayton Ave
                                    St Paul, MN 55104


                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----
STABLE INCOME FUND                  Ute Plumbing Heating Inc                     17,299.590        10.86        1.61
             B Shares               Retirement Account
                                    Employee Pension Plan Trust
                                    U A DTO 07-01-86
                                    2315 Bott Ave
                                    Colorado Springs, CO 80904-3727

                                    Norwest Investment Services Inc.             19,591.464        12.30        1.82
                                    FBO 102953761
                                    Norwest Building East - 8th Floor
                                    608 Second Avenue South
                                    Minneapolis, MN 55479-0162

                                    Norwest Investment Services Inc.              8,081.444         5.07        0.75
                                    FBO 019657481
                                    Northstar Building East - 8th
                                    Floor
                                    608 Second Avenue South
                                    Minneapolis, MN 55479-0162

INTERMEDIATE GOVERNMENT INCOME
FUND
             A Shares               WealthBuilder II Growth Balanced            158,524.584        10.48       10.48
                                    Intermediate US Govt Fund
                                    c/o Mutual Fund Processing
                                    PO Box 1450 NW 8477
                                    Minneapolis, MN 55480-8477

                                    Norwest Investment Services, Inc.            90,994.208         6.02        6.02
                                    FBO 106727721
                                    Northstar Building East - 8th
                                    Floor
                                    608 Second Avenue South
                                    Minneapolis, MN 55479-0162


                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----

INCOME FUND                        Norwest Investment Services, Inc.            33,364.834          5.89        0.10
B Shares                           FBO 705648691
                                   Northstar Building East - 9th
                                   Floor
                                   608 Second Avenue South
                                   Minneapolis, MN 55479-0162

            I Shares               Dentru & co                               5,918,741.212         19.06       18.24
                                   Non-Discretionary Cash
                                   1740 Broadway Mail 8676
                                   Denver, Co 80274


                                   FINABA                                    2,460,089.376          7.93        7.58
                                   Non-Discretionary Cash Account
                                   Attn John Ruttter
                                   PO Box 10523
                                   Lubbock, TX 79408

                                   EMSEG & Co                                6,398,685.123         20.63       19.72
                                   Income Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                               12,514,035.063         40.34       38.56
                                   Income Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477


TOTAL RETURN BOND FUND
            A Shares                Norwest WealthBuilder                     160,548.312         53.92        1.38
                                   Reinvest Account
                                   733 Marquette Ave
                                   Minneapolis, MN 55479-0040

            I Shares               Dentru & Co                               3,290,530.434         29.72       28.23
                                   Non-Discretionary Cash
                                   1740 Broadway Mail 8676
                                   Denver, CO 80274

                                   Kiwils & Co                                 630,932.725          5.70        5.41
                                   Discretionary Reinvest
                                   1700 Broadway MS 0076
                                   Denver, CO 80274


                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----

TOTAL RETURN BOND FUND             Seret & Co                                4,364,276.706         39.41       37.44
        I Shares (cont.)           Discretionary Reinvest
                                   1740 Broadway MS 8751
                                   Denver, CO 80274

                                   EMSEG & Co                                  598,343.719          5.40        5.13
                                   Total Return Bond Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-0477

                                   EMSEG & Co                                  796,940.767          7.20        6.84
                                   Total Return Bond Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477



LIMITED TERM TAX-FREE FUND

            I Shares              FIHABA                                    1,532,715.059         28.24       28.24
                                   Non-Discretionary Cash Acct
                                   Attn Jon Rutter
                                   PO Box 10523
                                   Lubbock, TX 79408

                                   Victoria & Co                               663,868.836         12.23       12.23
                                   c/o Regional Mutual Funds
                                   PO Box 6000
                                   San Antonio, TX 78286-7646

                                   EMSEG & Co                                  595,453.000         10.97       10.97
                                   Limited Term Tax Free Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                                1,753,257.638         32.30       32.30
                                   Limited Term Tax Free Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                                  759,336.828         13.99       13.99
                                   Limited Term Tax Free Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477


                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----
TAX-FREE INCOME FUND
            A Shares               Norwest WealthBuilder                       283,525.342        7.40         0.86
                                   Reinvest Account
                                   733 Marquette Ave
                                   Minneapolis, MN 55479-0040

I Shares                           Dentru & Co                              7,650,475.013         27.46       23.32
                                   Non-Discretionary Cash
                                   1740 Broadway Mail 8676
                                   Denver, CO 80274

                                   FINABA                                    1,695,872.179          6.09        5.17
                                   Non-Discretionary Cash Acct
                                   Attn Jon Rutter
                                   PO Box 10523
                                   Lubbock, TX 79408

                                   EMSEG & Co                                2,991,785.112         10.74        9.12
                                   Tax Free Income I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                               12,145,369.987         43.60       37.02
                                   ==========                               ==============         =====       =====
                                   Tax Free Income Fund I
                                   ======================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                                2,094,448.257          7.52        6.38
                                   ==========                                =============          ====        ====
                                   Tax Free Income Fund I
                                   ======================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

COLORADO TAX-FREE FUND
======================
A Shares                            Norwest Investment Services,              576,171.628         16.44         7.48
                                     =============================             ===========         =====         ==
                                   Inc.
                                   FBO 017357991
                                   Northstar Building East - 8th
                                   Floor
                                   608 Second Avenue South
                                   Minneapolis, MN 55479-0162

            I Shares               Dentru & Co                               3,076,770.798         92.27       39.95
            ========               ===========                               =============         =====       =====
                                   Non-Discretionary Cash
                                   ======================
                                   1740 Broadway Mail 8676
                                   Denver, CO 80274


                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----


MINNESOTA TAX-FREE FUND

            I Shares                EMSEG & Co                                300,588.366         15.14        4.42
                                     ==========                                ===========         =====        ===
                                    Minnesota Tax Free I
                                     ==================
                                    c/o Mutual Fund Processing
                                     ==========      ==========
                                    PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                                  117,349.088          5.91        1.72
                                   ==========                                  ===========          ====        ====
                                   Minnesota Tax Free I
                                   ====================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                                  478,607.041         24.10        7.04
                                   ==========                                  ===========         =====        ====
                                   Minnesota Tax Free I
                                   ====================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                                1,069,236.870         53.85       15.72
                                   ==========                                =============         =====       =====
                                   Minnesota Tax Free I
                                   ====================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477


VALUGROWTH STOCK FUND
            A Shares               WealthBuilder II Growth And                  61,332.807          6.01        0.27
                                   ============================                 ==========          ====        ====
                                   Income
                                   ======
                                   ValuGrowth Stock Fund
                                   =====================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

VALUGROWTH STOCK FUND
            I Shares               Dentru & Co                               3,160,584.713         14.56       13.69
            ========               ===========                               =============         =====       =====
                                   Non-Discretionary Cash
                                   ======================
                                   1740 Broadway Mail 8676
                                   Denver, CO 80274

                                   Victoria & Co                             1,146,811.465          5.28        4.97
                                   =============                             =============          ====        ====
                                   c/o Regional Mutual Funds
                                   =========================
                                   PO Box 6000
                                   San Antonio, TX 78286-9646


                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----

VALUGROWTH STOCK FUND              EMSEG & Co                                2,703,893.522         12.45       11.71
=====================              ==========                                =============         =====       =====
        I Shares (cont.)           ValuGrowth Stock Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                               12,506,074.748         57.60       54.17
                                   ==========                               ==============         =====       =====
                                   ValuGrowth Stock Fund I
                                   =======================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

GROWTH EQUITY FUND
            A Shares               Norwest WealthBuilder                       191,406.805         32.76        0.68
            ========               =====================                       ===========         =====        ====
                                   Reinvest Account
                                   ================
                                   733 Marquette Ave
                                   =================
                                   Minneapolis, MN 55479-0040

SMALL COMPANY STOCK FUND
            A Shares               Norwest WealthBuilder                       144,076.453         22.49        1.61
            ========               =====================                       ===========         =====        ====
                                   Reinvest Account
                                   ================
                                   733 Marquette Ave
                                   =================
                                   Minneapolis, MN 55479-0040

            B Shares               Norwest Investment Services, Inc.            34,177.234          6.93        0.38
            ========               =================================            ==========          ====        ====
                                   FBO 731400141
                                   Northstar Building East - 8th
                                   Floor
                                   608 Second Avenue South
                                   Minneapolis, MN 55479-0162



            I Shares               Dentru & Co                               1,103,824.065         14.15       12.36
            ========               ===========                               =============         =====       =====
                                   Non-Discretionary Cash
                                   ======================
                                   1740 Broadway Mail 8676
                                   Denver, CO 80274

                                   EMSEG & Co                                3,873,860.726         49.68       43.37
                                   ==========                                =============         =====       =====
                                   Small Company Stock Fund I
                                   ==========================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477


                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----


SMALL COMPANY STOCK FUND           EMSEG & Co                                  945,101.317         12.12       10.58
========================           ==========                                  ===========         =====       =====
        I Shares (cont.)           Small Company Stock Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                                1,041,262.497         13.35       11.66
                                   ==========                                =============         =====       =====
                                   Small Company Stock Fund I
                                   ==========================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477



INTERNATIONAL  FUND
            A Shares               Norwest WealthBuilder                        42,263.743         29.95        0.35
            ========               =====================                        ==========         =====        ====
                                   Reinvest Account
                                   ================
                                   733 Marquette Ave
                                   =================
                                   Minneapolis, MN 55479-0040

                                   Wells Fargo Bank NA                          15,295.794         10.84        0.13
                                   ===================                          ==========         =====        ====
                                   Agnt Noggle Crat I Trust
                                   ========================
                                   MAC 913-027
                                   Mutual Fund Transfer Unit
                                   26610 West Agoura Rd
                                   Calabasa, CA 91302

            B Shares               Norwest Investment Services, Inc.             9,936.114         10.52        0.08
            ========               =================================             =========         =====        ====
                                   FBO 015097851
                                   Northstar Building East - 8th
                                   Floor
                                   608 Second Avenue South
                                   Minneapolis, MN 55479-0162

                                   Norwest Investment Services, Inc.             4,779.933          5.06         .04
                                   =================================             =========          ====         ===
                                   FBO 012957081
                                   Northstar Building East - 8th
                                   Floor
                                   608 Second Avenue South
                                   Minneapolis, MN 55479-0162


                                                                             SHARE               % OF          % OF
                                   NAME AND ADDRESS                         BALANCE              CLASS        FUNDS
                                   ---------------                          -------              -----        -----
INTERNATIONAL  FUND                EMSEG & Co                               1,1220,273.442         10.18        9.98
                                   ==========                               ==============         =====        ====
            I Shares              International Fund I
                                   c/o Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   EMSEG & Co                                8,156,430.569         68.03       66.72
                                   ==========                                =============         =====       =====
                                   International Fund I
                                   ====================
                                   c/o Mutual Fund Processing
                                   ==========================
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55480-8477

                                   Dentru & Co                               1,183,127.346          9.87        9.68
                                   ===========                               =============          ====        ====
                                   1740 Broadway Mail 8676
                                   =======================
                                   Denver, CO 80274

DIVERSIFIED EQUITY FUND
            A Shares               Norwest Investment Svcs., Inc.               70,355.633          5.06
            ========               ==============================               ==========          ====
                                   FBO 019023601
                                   Northstar Building East-8th Fl.
                                   608 Second Ave. South
                                   Minneapolis, MN  55479-0162


                          APPENDIX C - PERFORMANCE DATA

TABLE 1 - MONEY MARKET FUND YIELDS

As of May 31, 1998, the seven day yield, seven day effective yield and, for Municipal Money Market Fund, the seven day tax equivalent yield, of each class of the Money Market Funds was as follows. For the tax-equivalent yield quotations, the assumed federal income tax rate is 39.6%.

                                                                 7 DAY            7 DAY                 7 DAY
                                               7 DAY           EFFECTIVE      TAX-EQUIVALENT       TAX-EQUIVALENT
                                               YIELD             YIELD             YIELD           EFFECTIVE YIELD
                                               -----             -----             -----           ---------------

CASH INVESTMENT FUND                            5.24%            5.37%             N/A                    N/A


READY CASH INVESTMENT FUND

     Investor Shares                            4.86%            4.97%             N/A                    N/A
     Exchange Shares                            4.11%            4.19%             N/A                    N/A

U.S. GOVERNMENT FUND                            5.05%            5.18%

TREASURY PLUS FUND                              N/A               N/A              N/A                    N/A

TREASURY FUND                                   4.77%            4.89%             N/A                    N/A


MUNICIPAL MONEY MARKET FUND

     Investor Shares                            3.21%            3.26%            5.31%                  5.40%
     Institutional Shares                       3.41%            3.47%            5.65%                  5.75%


TABLE 2 - YIELDS

For the 30-day period ended May 31, 1998 the annualized yield and, where applicable, the tax equivalent yield of each class of the Fixed Income Funds, Balanced Funds and Equity Funds was as follows. For the tax-equivalent yield quotations, the assumed Federal income tax rate is 39.6%. In addition, for the tax-equivalent yields of the Colorado and Minnesota Tax-Free Funds, the assumed Colorado and Minnesota income tax rates are 5% and 8.5%, respectively.

                                                                                       TAX EQUIVALENT
                                                                          YIELD             YIELD
                                                                          -----             -----
STABLE INCOME FUND

     A Shares                                                             5.60%               N/A
     B Shares                                                             4.88%               N/A
     I Shares                                                             5.69%               N/A

LIMITED TERM GOVERNMENT INCOME FUND
     I Shares                                                             5.65%               N/A


INTERMEDIATE GOVERNMENT INCOME FUND

     A Shares                                                             5.27%               N/A
                                                                          =======================
     B Shares                                                             4.75%               N/A
                                                                          =======================
     I Shares                                                             5.50%               N/A
                                                                          =======================


DIVERSIFIED BOND FUND

      I Shares                                                           5.67%              N/A


                                                                                       TAX EQUIVALENT
                                                                          YIELD             YIELD
INCOME FUND                                                               -----             -----

     A Shares                                                              5.40%              N/A
                                                                           =====
     B Shares                                                              4.89%              N/A
                                                                           =====
     I Shares                                                              5.64%              N/A
                                                                           =====


TOTAL RETURN BOND FUND

     A Shares                                                              5.42%              N/A
                                                                           =====
     B Shares                                                              4.88%              N/A
                                                                           =====
     I Shares                                                              5.64%              N/A
                                                                           =====


LIMITED TERM TAX-FREE FUND

      I Shares                                                            4.11%              N/A

 TAX-FREE INCOME FUND
     A Shares                                                              4.98%            8.25%
                                                                           ======================
     B Shares                                                              4.44%            7.35%
                                                                           ======================
     I Shares                                                              5.19%            8.60%
                                                                           ======================


COLORADO TAX-FREE FUND

     A Shares                                                              4.63%            8.07%
                                                                           ======================
      B Shares                                                            4.07%            7.10%
       =========================================================================================
     I Shares                                                              4.83%            8.42%
=================================================================================================

MINNESOTA INTERMEDIATE TAX-FREE FUND
     I Shares                                                              4.14%            7.49%
=================================================================================================


MINNESOTA TAX-FREE FUND

     A Shares                                                              4.47%            8.09%
                                                                           ======================
     B Shares                                                              3.91%            7.08%
                                                                           ======================
     I Shares                                                              4.66%            8.43%
                                                                           ======================


STRATEGIC INCOME FUND
     I Shares                                                               N/A               N/A

MODERATE BALANCED FUND
     I Shares                                                               N/A               N/A

GROWTH BALANCED FUND
     I Shares                                                               N/A               N/A


AGGRESSIVE BALANCED-EQUITY FUND
     I Shares                                                              0.19%              N/A


DIVERSIFIED EQUITY FUND
     A Shares                                                               N/A               N/A
     B Shares                                                               N/A               N/A
     I Shares                                                               N/A               N/A

GROWTH EQUITY FUND
     A Shares                                                               N/A               N/A
     B Shares                                                               N/A               N/A
     I Shares                                                               N/A               N/A



                                                                                       TAX EQUIVALENT
                                                                          YIELD             YIELD
                                                                          -----             -----

INDEX FUND
     I Shares                                                              1.61%              N/A


VALUGROWTH STOCK FUND

     A Shares                                                              0.66%              N/A
     B Shares                                                             -0.04%              N/A
     I Shares                                                              0.68%              N/A


INCOME EQUITY FUND

     A Shares                                                              1.53%              N/A
                                                                           =====
     B Shares                                                              0.87%              N/A
                                                                           =====
     I Shares                                                              1.63%              N/A
                                                                           =====


LARGE COMPANY GROWTH FUND

     I Shares                                                             -0.33%              N/A

DIVERSIFIED SMALL CAP FUND
     I Shares                                                             -0.42%              N/A


SMALL COMPANY STOCK FUND

     A Shares                                                             -0.49%              N/A
     B Shares                                                             -1.27%              N/A
     I Shares                                                             -0.51%              N/A


SMALL COMPANY GROWTH FUND

     I Shares                                                             -0.96%              N/A


SMALL CAP OPPORTUNITIES FUND
     A Shares                                                               N/A               N/A
     B Shares                                                               N/A               N/A
     I Shares                                                               N/A               N/A


CONTRARIAN STOCK FUND
     I Shares                                                              0.88%              N/A


INTERNATIONAL FUND
     A Shares                                                               N/A               N/A
     B Shares                                                               N/A               N/A
     I Shares                                                               N/A               N/A

TABLE 3 - TOTAL RETURNS


The average annual total return of each class of each Fund for the periods ended May 31, 1998 was as follows. For the money market funds, the yields shown in Table 1 more closely reflect the current earnings of each fund than the total return quotation. The actual dates of the commencement of each Fund's operations, or the commencement of the offering of each class' shares, is listed in the Fund's financial statements. The performance of the Funds marked with an asterisk (*) includes the performance of a collective investment fund or a common trust fund prior to its conversion into the Fund. (See "Performance and Advertising Data -- Multiclass, Collective Investment Fund, Common Trust Fund and Core-Gateway Performance.") Prior to 1989, the collective investment funds and common trust fund were valued on the calendar quarter; therefore the following chart does not reflect a Since Inception figure as of the fiscal year end for those funds adopting collective investment or common trust fund performance. Calendar quarter performance is available from the adviser.


                            SEC STANDARDIZED RETURNS

                                           ONE     FIVE       TEN        SINCE
                                          YEARS    YEARS     YEARS     INCEPTION


CASH INVESTMENT FUND                      5.42%     4.85%     5.72%      5.80%

READY CASH INVESTMENT FUND

    Investor Shares                       5.07%     4.49%     5.38%      5.42%
    Exchange Shares                       4.29%     N/A       N/A        4.13%

U.S. GOVERNMENT FUND                      5.20%     4.68%     5.49%      5.55%

TREASURY FUND                             5.00%     4.47%     N/A        4.45%

MUNICIPAL MONEY MARKET FUND

    Investor Shares                       3.18%     2.96%     3.65%      3.68%
    Institutional Shares                  3.39%     3.15%     3.76%      3.78%

STABLE INCOME FUND

    A Shares                              4.74%     N/A       N/A        5.95%
    B Shares                              4.75%     N/A       N/A        5.06%
    I Shares                              6.28%     N/A       N/A        6.38%

LIMITED TERM GOVERNMENT INCOME FUND

    I Shares                             N/A        N/A       N/A        4.42%

INTERMEDIATE GOVERNMENT INCOME FUND*

    A Shares                              5.80%     4.15%     6.78%      7.47%
    B Shares                              7.38%     N/A       N/A        6.10%
    I Shares                             10.19%     5.00%     7.21%      7.75%

DIVERSIFIED BOND FUND*

    I Shares                             12.39%     6.22%     7.57%      8.50%

INCOME FUND

    A Shares                              7.97%     4.78%     7.83%      7.70%
    B Shares                              9.52%     N/A       N/A        4.63%
    I Shares                             12.35%     5.62%     8.26%      8.09%

TOTAL RETURN BOND FUND

    A Shares                              5.08%     N/A       N/A        5.09%
    B Shares                              6.64%     N/A       N/A        5.15%
    I Shares                              9.45%     N/A       N/A        6.10%

LIMITED TERM TAX-FREE FUND

    I Shares                              6.70%     N/A       N/A        8.27%

TAX-FREE INCOME FUND

    A Shares                              5.91%     5.93%     N/A        6.55%
    B Shares                              7.52%     N/A       N/A        5.83%
    I Shares                             10.22%     6.80%     N/A        7.04%

COLORADO TAX-FREE FUND

    A Shares                              5.56%     N/A       N/A        5.85%
    B Shares                              7.25%     N/A       N/A        5.93%
    I Shares                              9.97%     N/A       N/A        6.72%

                                           ONE      FIVE      TEN        SINCE
                                           YEAR     YEARS     YEARS    INCEPTION
MINNESOTA INTERMEDIATE TAX-FREE FUND*

    I Shares                               7.90%     5.72%     6.87%      6.30%

MINNESOTA TAX-FREE FUND

    A Shares                               5.33%     5.53%     7.00%      6.61%
    B Shares                               6.89%     N/A       N/A        5.43%
    I Shares                               9.71%     6.39%     7.44%      7.03%

STRATEGIC INCOME FUND*

    I Shares                              14.13%     9.25%     N/A        9.51%

MODERATE BALANCED FUND*

    I Shares                              17.04%    11.35%     N/A       11.29%

GROWTH BALANCED FUND*

    I Shares                              21.40%    14.57%     N/A       13.41%
AGGRESSIVE BALANCED
EQUITY FUND
    I Shares                              N/A        N/A       N/A       10.55%

INCOME EQUITY FUND*

    A Shares                              21.56%    19.15%     N/A       17.00%
    B Shares                              24.67%     N/A       N/A       23.60%
    I Shares                              28.61%    20.50%     N/A       17.72%

INDEX FUND*

    I Shares                              30.32%    21.44%    17.96%     15.62%

VALUGROWTH STOCK FUND

    A Shares                              14.48%    14.09%    14.56%     13.73%
    B Shares                              17.30%     N/A       N/A       15.08%
    I Shares                              21.18%    15.35%    15.19%     14.33%

DIVERSIFIED EQUITY FUND*

    A Shares                              19.16%    18.00%     N/A       16.85%
    B Shares                              22.13%     N/A       N/A       22.72%
    I Shares                              26.12%    19.34%     N/A       17.56%

GROWTH EQUITY FUND*

    A Shares                              15.82%    16.14%     N/A       15.97%
    B Shares                              18.63%     N/A       N/A       17.23%
    I Shares                              22.52%    17.45%     N/A       16.69%

LARGE COMPANY GROWTH FUND*

    I Shares                              32.29%    20.39%    18.97%     16.03%
DIVERSIFIED SMALL CAP FUND
    I Shares                              N/A        N/A       N/A        5.20%

SMALL COMPANY STOCK FUND

    A Shares                               2.14%     N/A       N/A       11.86%
    B Shares                               4.29%     N/A       N/A       12.14%
    I Shares                               8.12%     N/A       N/A       13.20%

SMALL COMPANY GROWTH FUND*

    I Shares                              22.38%    18.79%    20.76%     18.05%

SMALL CAP OPPORTUNITIES FUND

    A Shares                              15.26%     N/A       N/A       22.93%
    B Shares                              18.03%     N/A       N/A       20.85%
    I Shares                              21.95%     N/A       N/A       24.39%
CONTRARIAN STOCK FUND
    I Shares                               8.87%     N/A       N/A        9.85%


INTERNATIONAL FUND*

    A Shares                               5.09%    12.03%     9.10%      7.82%
    B Shares                               7.39%     N/A       N/A       11.26%
    I Shares                              11.19%    13.30%     9.72%      8.38%

NON STANDARDIZED RETURNS (WITHOUT A SALES LOAD)

                                                CALENDAR
                                ONE     THREE    YEAR TO     ONE     THREE     FIVE       TEN       SINCE
                               MONTH    MONTHS     DATE      YEAR    YEARS     YEARS      YEARS   INCEPTION

CASH INVESTMENT FUND         0.45%      1.33%     2.20%     5.42%     5.38%     4.85%     5.72%     5.80
READY CASH INVESTMENT FUND
    Investor Shares          0.41%      1.23%     2.06%     5.07%     5.04%     4.49%     5.38%     5.42%
    Institutional Shares
    Exchange Shares          0.35%      1.04%     1.74%     4.29%     4.25%      N/A      N/A       4.13%
U.S. GOVERNMENT FUND         0.43%      1.27%     2.11%     5.20%     5.17%     4.68%     5.49%     5.55%
TREASURY FUND                0.41%      1.24%     2.04%     5.00%     4.97%     4.47%     N/A       4.45%
MUNICIPAL MONEY MARKET FUND
    Investor Shares          0.27%      0.78%     1.27%     3.18%     3.19%     2.96%     3.65%     3.68%
    Institutional Shares     0.29%      0.84%     1.35%     3.39%     3.40%     3.15%     3.76%     3.78%
STABLE INCOME FUND
    A Shares                 0.35%      1.13%     2.23%     6.38%     6.08%     N/A       N/A       6.41%
    B Shares                 0.30%      0.86%     1.83%     5.50%     N/A       N/A       N/A       5.41%
    I Shares                 0.26%      1.04%     2.13%     6.28%     6.04%     N/A       N/A       6.38%
LIMITED TERM GOVERNMENT
INCOME FUND
    I Shares                 0.68%      1.52%     2.38%     N/A       N/A       N/A       N/A       N/A
INTERMEDIATE GOVERNMENT
INCOME FUND*
    A Shares                 0.95%      1.57%     2.78%     10.19%    6.62%     5.01%     7.21%     7.75%
    B Shares                 0.80%      1.38%     2.38%     9.38%     N/A       N/A       N/A       7.01%
    I Shares                 0.86%      1.48%     2.69%     10.19%    6.62%     5.00%     7.21%     7.75%
DIVERSIFIED BOND FUND*
    I Shares                 1.20%      1.81%     3.05%     12.39%    7.49%     6.22%     7.57%     8.50%
INCOME FUND
    A Shares                 1.35%      2.00%     3.04%     12.47%    7.20%     5.64%     8.26%     8.10%
    B Shares                 1.19%      1.81%     2.72%     11.52%    6.42%     N/A       N/A       4.63%
    I Shares                 1.35%      2.01%     3.04%     12.35%    7.20%     5.62%     8.26%     8.09%
TOTAL RETURN BOND FUND
    A Shares                 1.03%      1.84%     2.55%     9.46%     6.54%     N/A       N/A       6.07%
    B Shares                 0.96%      1.65%     2.23%     8.64%     5.82%     N/A       N/A       5.34%
    I Shares                 1.02%      1.73%     2.54%     9.45%     6.58%     N/A       N/A       6.10%
LIMITED TERM TAX-FREE FUND
    I Shares                 1.14%      1.12%     1.85%     6.70%     N/A       N/A       N/A       8.27%
TAX-FREE INCOME FUND
    A Shares                 2.27%      1.47%     2.20%     10.33%    8.00%     6.80%     N/A       7.04%
    B Shares                 2.20%      1.18%     1.89%     9.52%     7.20%     N/A       N/A       5.83%
    I Shares                 2.17%      1.38%     2.20%     10.22%    8.00%     6.80%     N/A       7.04%
COLORADO TAX-FREE FUND
    A Shares                 2.03%      1.15%     2.06%     9.96%     8.08%     N/A       N/A       6.72%
    B Shares                 1.97%      1.05%     1.74%     9.25%     7.31%     N/A       N/A       5.93%
    I Shares                 1.94%      1.15%     2.06%     9.97%     8.09%     N/A       N/A       6.72%


NON STANDARDIZED RETURNS (WITHOUT A SALES LOAD)

                                                CALENDAR
                                ONE     THREE    YEAR TO     ONE     THREE     FIVE       TEN       SINCE
                               MONTH    MONTHS     DATE      YEAR    YEARS     YEARS      YEARS   INCEPTION

MINNESOTA INTERMEDIATE
TAX-FREE FUND*
    I Shares                  0.68%     1.52%     2.38%     N/A       N/A       N/A       N/A       N/A
MINNESOTA TAX-FREE FUND
    A Shares                  1.98%     1.30%     2.37%     9.71%     7.19%     6.39%     7.44%     7.03%
    B Shares                  1.91%     1.20%     2.05%     8.89%     6.43%     N/A       N/A       5.43%
    I Shares                  1.98%     1.30%     2.37%     9.71%     7.19%     6.39%     7.44%     7.03%
STRATEGIC INCOME FUND*
    I Shares                  0.20%     2.09%     4.88%     14.13%    11.26%    9.25%     N/A       9.51%
MODERATE BALANCED FUND*
    I Shares                 -0.39%     2.50%     6.78%     17.04%    14.28%    11.35%    N/A       11.29%
GROWTH BALANCED FUND*
    I Shares                 -1.02%     3.05%     9.06%     21.40%    18.95%    14.57%    0.00      13.41%
INCOME EQUITY FUND*
    A Shares                 -1.46%     4.68%     11.85%    28.64%    26.42%    20.50%    N/A       17.72%
    B Shares                 -1.51%     4.49%     11.51%    27.67%    N/A       N/A       N/A       24.74%
    I Shares                 -1.46%     4.66%     11.85%    28.61%    26.41%    20.50%    N/A       17.72%
INDEX FUND*
    I Shares                 -1.76%     4.27%     12.99%    30.32%    28.88%    21.44%    17.96%    15.62%
VALUGROWTH STOCK FUND
    A Shares                 -3.04%     1.75%     10.53%    21.15%    22.05%    15.41%    15.20%    14.35%
    B Shares                 -3.11%     1.58%     10.21%    20.30%    21.14%    N/A       N/A       15.32%
    I Shares                 -3.04%     1.79%     10.54%    21.18%    22.06%    15.35%    15.19%    14.33%
DIVERSIFIED EQUITY FUND*
    A Shares                  0.95%     1.57%     2.78%     10.19%    6.62%     5.01%     7.21%     7.75%
    B Shares                  0.80%     1.38%     2.38%     9.38%     N/A       N/A       N/A       7.01%
    I Shares                  0.86%     1.48%     2.69%     10.19%    6.62%     5.00%     7.21%     7.75%
GROWTH EQUITY FUND*
    A Shares                 -3.09%     2.29%     11.38%    22.55%    21.72%    17.46%    N/A       16.70%
    B Shares                 -3.16%     2.09%     11.03%    21.63%    N/A       N/A       N/A       18.44%
    I Shares                 -2.09%     3.68%     12.28%    26.12%    24.99%    19.34%    N/A       17.56%
LARGE COMPANY GROWTH FUND*
    I Shares                 -3.22%     1.86%     12.82%    32.29%    28.73%    20.39%    18.97%    16.03%
SMALL COMPANY STOCK FUND
    A Shares                 -7.69%     -4.76%    2.30%     8.07%     16.68%    N/A       N/A       13.30%
    B Shares                 -7.81%     -4.93%    1.94%     7.29%     15.83%    N/A       N/A       12.44%
    I Shares                 -7.73%     -4.71%    2.32%     8.12%     16.70%    N/A       N/A       13.20%
SMALL COMPANY GROWTH FUND*
    I Shares                 -8.055     -2.74%    3.89%     22.38%    23.97%    18.79%    20.76%    18.05%
SMALL CAP OPPORTUNITIES FUND
    A Shares                 -5.14%     0.85%     5.50%     21.97%    28.99%    N/A       N/A       24.38%
    B Shares                 -5.16%     0.69%     5.19%     21.03%    N/A       N/A       N/A       22.57%
    I Shares                 -5.10%     0.90%     5.50%     21.95%    29.01%    N/A       N/A       24.39%
INTERNATIONAL FUND*
    A Shares                 0.80%      7.34%     17.09%    11.20%    12.32%    13.30%    9.72%     8.42%
    B Shares                 0.72%      7.14%     16.75%    10.39%    11.46%    N/A       N/A       11.79%
    I Shares                 0.76%      7.34%     17.08%    11.19%    12.29%    13.30%    9.72%     8.38%



                    APPENDIX D - OTHER ADVERTISEMENT MATTERS

From time to time, the sales material for the Funds may include a discussion of, and commentary by senior management of the Adviser on, the following.

The Trust may compare the Fund family against other bank-managed mutual funds or other investment companies based on asset size. The Adviser believes the Funds' growth may be attributed to three things: disciplined investment process, utilizing talented people and focusing on customer needs.

The Funds utilize a disciplined process which relies heavily upon its investment managers and an experienced investment research team. This approach maximizes consistency by ensuring that no individual manager's style unduly influences a fund's style.



NORWEST CORPORATION

1929

               Northwestern National Bank and several upper midwest banks form a holding company called Northwestern National Bancorporation. "Banco" acquires 90 banks in its first year.

1932           At is peak, Banco owns a total of 139 affiliate banks.

1982           Banco enters the  consumer  finance  business by  acquiring  Dial
               Finance Company.

1983           The 87 affiliates of Banco are reborn as "Norwest Corporation."

1989 Norwest consolidates its operations in the new 57-story Norwest Center in downtown Minneapolis.

1997 Norwest reaches $50 billion in assets under management, including $19 billion in mutual funds.


NORWEST ADVANTAGE FUNDS

1946 Inception of the Common Trust Funds, the company's first pooled investment vehicles.

1987 Norwest introduces two new open-ended registered investment company funds (commonly known as mutual funds), called the Prime Value Funds. In less than one year, assets under management reach $500 million.

1992 The Norwest mutual fund family expands to 11 mutual funds. Assets under management grow to $3.2 billion.


1994           Conversion   to  Norwest   Collective   Funds  (bank   collective
               investment funds) into Norwest Advantage Funds (mutual funds).

1998 Norwest Advantage Funds family includes 41 mutual funds with over $20 billion in assets under management.

NORWEST CENTER
MINNEAPOLIS, MINNESOTA
DESIGNED BY WORLD-RENOWNED ARCHITECT CESAR PELLI, THE NORWEST CENTER WAS CONSTRUCTED IN 1988. SINCE THEN, IT HAS RECEIVED SEVERAL PRESTIGIOUS ARCHITECTURAL AWARDS, INCLUDING THE LARGE SCALE OFFICE AWARD OF EXCELLENCE, FROM THE URBAN LAND INSTITUTE (1989); THE NAIOP (MINNESOTA) AWARD FOR EXCELLENCE -- DOWNTOWN BUILDING OF THE YEAR (1989); THE BOMA (MINNEAPOLIS) OFFICE BUILDING OF THE YEAR, OVER 500,000 SQ. FT. (1993); AND THE BOMA (MIDWEST NORTHERN REGION) OFFICE BUILDING OF THE YEAR, OVER 500,000 SQ. FT. (1994). THE NORWEST CENTER IS LOCATED IN THE FINANCIAL DISTRICT OF MINNEAPOLIS AT 90 SOUTH SEVENTH STREET.

                                 PERFORMA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION





                                 OCTOBER 1, 1998





                        PERFORMA DISCIPLINED GROWTH FUND
                          PERFORMA SMALL CAP VALUE FUND
                       PERFORMA STRATEGIC VALUE BOND FUND
                           PERFORMA GLOBAL GROWTH FUND

                                 PERFORMA FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 1, 1998



ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:                     DISTRIBUTION:
         Norwest Bank Minnesota, N.A.             Forum Financial Services, Inc.
         Transfer Agent                           Manager and Distributor
         733 Marquette Avenue                     Two Portland Square
         Minneapolis, MN  55479-0040              Portland, Maine 04101
         (612) 667-8833/(800) 338-1348            (207) 879-1900

The Performa Funds are separate series of Norwest Advantage Funds, an open-end, management investment company registered under the Investment Company Act of 1940, as amended.

This Statement of Additional Information supplements the Prospectus dated October 1, 1998, as may be amended from time to time, offering shares of Performa Disciplined Growth Fund, Performa Small Cap Value Fund, Performa Strategic Value Bond Fund and Performa Global Growth Fund.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE CURRENT PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE DISTRIBUTOR AT THE ADDRESS LISTED ABOVE.

                                TABLE OF CONTENTS
                                                                            PAGE
         Introduction

         1.  Investment Policies
                  Security Ratings Information
                  Fixed Income Investments
                  Mortgage-Backed And Asset-Backed Securities Interest Rate Protection Transactions Hedging And Option Income Strategies Foreign Currency Transactions Equity Securities and Additional Information Illiquid Securities and Restricted Securities Loans of Portfolio Securities Borrowing And Transactions Involving Leverage Repurchase Agreements Temporary Defensive Position

         2.  Investment Limitations
                  Fundamental Limitations
                  Non-Fundamental Limitations

         3.  Performance and Advertising Data
                  SEC Yield Calculations
                  Total Return Calculations
                  Other Advertisement Matters

         4.  Management
                  Trustees and Officers
                  Investment Advisory Services
                  Management and Administrative Services
                  Distribution
                  Transfer Agent
                  Custodian
                  Portfolio Accounting
                  Expenses

         5.  Portfolio Transactions

         6.  Additional Purchase and Redemption Information
                  General
                  Exchanges
                  Redemptions

         7.  Taxation

                                TABLE OF CONTENTS
                                                                            PAGE


         8. Additional Information About the Trust and the Shareholders of the Funds
                  Counsel and Auditors
                  General Information
                  Shareholdings
                  Financial Statements
                  Registration Statement

         Appendix A - Description of Securities Ratings

                                  INTRODUCTION


Glossary:

         "Adviser" means Norwest, Schroder or a Subadviser.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Futures Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Core Trust" means Core Trust (Delaware), an open-end, management investment company registered under the 1940 Act.

         "Core Trust Board" means the Board of Trustees of Core Trust.

         "Custodian" means Norwest acting in its capacity as custodian of a Fund.

         "Bond" includes fixed income investments issued with a final maturity of 3 years or more, or that on their face are described as "bonds."

         "FAS" means Forum Administrative Services, Limited Liability Company, the Trust's administrator.

         "Fitch" means Fitch IBCA, Inc.

         "Forum"   means  Forum   Financial   Services,   Inc.,   a   registered
         broker-dealer and the distributor of the Trust's shares.

         "Forum Accounting" means Forum Accounting Services, Limited Liability Company, the Trust's fund accountant.

         "Fund" means each of the four separate portfolios of the Trust to which this Statement of Additional Information relates as identified on the cover page.

         "Galliard" means Galliard Capital Management, Inc., the investment subadviser to Performa Strategic Value Bond Fund and Strategic Value Bond Portfolio.

         "Moody's" means Moody's Investors Service.

         "Norwest" means Norwest Investment Management, Inc., a subsidiary of
          Norwest Bank Minnesota, N.A.

         "Norwest  Bank" means  Norwest Bank  Minnesota,  N.A., a subsidiary  of
          Norwest Corporation.

         "NRSRO" means a nationally recognized statistical rating organization.

         "Performa Funds" means the Funds set forth on the cover page of this Statement of Additional Information.

         "Portfolio" means, Disciplined Growth Portfolio, Small Cap Value Portfolio, Strategic Value Bond Portfolio and Schroder Global Growth Portfolio, each a separate portfolio of Core Trust or Schroder Core.

         "Schroder" means Schroder Capital Management International Inc., the investment adviser to Schroder Global Growth Portfolio.

          "Schroder Core" means Schroder Capital Funds, an open-end management investment company registered under the 1940 Act.

         "Schroder Core Board" means the Board of Trustees of Schroder Capital
          Funds.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Smith" means Smith Asset Management Group, L.P.

         "Stock Index Futures" means futures contracts that relate to broadly based stock indices.

         "Subadviser" means Galliard, Smith or Schroder.

         "Transfer Agent" means Norwest Bank acting in its capacity as transfer and dividend disbursing agent of a Fund.

         "Trust"  means  Norwest   Advantage  Funds,  an  open-end,   management
         investment company registered under the 1940 Act.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986, and on July 30, 1993, was reorganized as a Delaware business trust under the name "Norwest Funds." The Trust is currently named "Norwest Advantage Funds."

Norwest is each Fund's investment adviser. Norwest also is the investment adviser of each Portfolio other than Schroder Global Growth Portfolio. Norwest Bank serves as the Trust's transfer agent, dividend disbursing agent and custodian. Schroder serves as investment adviser to Schroder Global Growth Portfolio.

Smith serves as investment subadviser of Performa Disciplined Growth Fund, Disciplined Growth Portfolio, Performa Small Cap Value Fund and Small Cap Value Portfolio. Galliard serves as investment subadviser of Performa Strategic Value Bond Fund and Strategic Value Bond Portfolio. Schroder serves as an investment subadviser of Performa Global Growth Fund.

Forum serves as the Trust's manager and as distributor of the Trust's shares. FAS serves as each Fund's administrator.

1.       INVESTMENT POLICIES

The following  discussion  supplements  that in the  Prospectus  concerning  the
Funds' investments, investment techniques and strategies and the risks associated therewith. The discussion below refers to the investment policies of the Funds. Because the investment policies of a Fund are substantially similar to the investment policies of the Portfolio in which the Fund invests, the discussion below is equally applicable to the Portfolios.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings, however, are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring sale of such security by a Fund), the Fund's Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

A Fund may purchase unrated securities if its Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.

FIXED INCOME INVESTMENTS

PERFORMA STRATEGIC VALUE BOND FUND AND PERFORMA GLOBAL GROWTH FUND. Fixed-income securities are subject to INTEREST RATE risk. There is normally an inverse relationship between the market value of these securities and actual changes in interest rates. Thus, an increase in interest rates generally produces a decrease in market value of fixed income securities, while a decrease in interest rates generally produces an increase in market value of fixed income securities. Moreover, the longer the remaining maturity of a security, the greater is the affect of interest rate changes on the market value of the security.

Fixed income investments are also subject to CREDIT RISK which refers to the ability of the debtor (the issuer of the instrument) and any other obligor, to pay principal and interest on the debt as it becomes due. Changes in the ability of an issuer to make payments of interest and principal and the market's perception of an issuer's creditworthiness will affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors which may restrict the ability of any issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Mortgage-related and asset-backed securities are subject to PREPAYMENT RISK, which refers to the fact that holders of these instruments may have all or any part of their principal investment returned by the issuer as the mortgages or other assets backing the investment are paid off. Prepayments during times of declining interest rates tend to lower the return of a Fund. Prepayments also may result in losses to a Fund if the securities were acquired at a premium (that is, for an amount above the security's par value).

Certain debt instruments may also be subject to EXTENSION RISK, which refers to the change in total return on a debt instrument resulting from extension or abbreviation of the instrument's maturity.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

Obligations  of  issuers  of  fixed  income  securities   (including   municipal
securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

U.S. GOVERNMENT SECURITIES

ALL FUNDS. U.S. Government Securities are obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. In addition to obligations of the U.S. Treasury, each Fund may invest in U.S. Government Securities. Agencies, instrumentalities and government sponsored enterprises that issue or guarantee debt securities and which have been established or sponsored by the United States Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Small Business Administration, the Government National Mortgage Association and the Student Loan Marketing Association. Some are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported primarily or solely by the creditworthiness of the issuer. No assurance can be given that the U.S. government would provide financial support to government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. A Fund will invest in the obligations of such agencies or instrumentalities only when its Adviser believes that the credit risk with respect thereto is consistent with the Fund's investment policies.

BANK OBLIGATIONS

ALL FUNDS. Each Fund may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Fund's Adviser believes do not present undue risk.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Fund's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

The Funds may invest in Eurodollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are essentially the same as ETDs, except that they are issued by Canadian offices of major Canadian banks.

Investments that a Fund may make in instruments of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Fund.

SHORT TERM DEBT SECURITIES/COMMERCIAL PAPER

ALL FUNDS. Except for variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

GUARANTEED INVESTMENT CONTRACTS

PERFORMA STRATEGIC VALUE BOND FUND. The Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. The Fund will purchase a GIC only when the Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

In determining the average weighted portfolio maturity of the Fund, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

ZERO COUPON SECURITIES

PERFORMA STRATEGIC VALUE BOND FUND. Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires a Fund to accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the

Fund receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Fund and must be distributed to its shareholders. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Currently, U.S. Treasury securities issued without coupons include Treasury bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These stripped components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). A number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). In addition, corporate debt securities may be zero coupon securities.

VARIABLE AND FLOATING RATE SECURITIES

PERFORMA STRATEGIC VALUE BOND FUND. The securities in which the Funds invest (including mortgage- and asset-backed securities) may have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically accordingly to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-related securities or mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield.

There may not be an active secondary market for any particular floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. Each Fund's Adviser monitors the liquidity of the Funds' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The payment of principal and interest by issuers of certain securities purchased by the Funds may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Funds' investment quality requirements.

Variable rate obligations purchased by the Funds may include participation interests in variable rate obligations purchased by the Funds from banks, insurance companies or other financial institutions that are backed by irrevocable letters of credit or guarantees of banks. The Funds can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Fund's participation interest in the instrument, plus accrued interest, but will do so only: (1) as required to provide liquidity to a Fund; (2) to maintain a high quality investment portfolio; or (3) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase such securities only when the Fund's Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. A Fund may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that a Fund will be able to limit principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

PERFORMA STRATEGIC VALUE BOND FUND. The Fund may invest in mortgage-related securities, which represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities. Interests in mortgage-related securities differ from other forms of debt securities. Mortgage-related securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

The market for certain mortgage-related securities may be limited. This may increase the volatility of the price of a particular security and make it difficult for the portfolio to sell a security.

The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

Adjustable rate mortgage-related securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to the Fund will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if they sold Fund shares before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

Stripped mortgage-related securities are classes of mortgage-related securities that receive different proportions of the interest and principal distributions from the underlying assets. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the underlying assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class). Currently, the Portfolio does not purchase IOs or POs.

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories: (1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include: (1) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class); (2) creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses); and (3) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.

ASSET-BACKED SECURITIES

PERFORMA STRATEGIC VALUE BOND FUND. The Fund may invest in asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, leases of various types of real and personal property and receivables from revolving credit card agreements. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which a Fund may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES

Some tranches of mortgage-backed securities, including CMOs, are structured so that investors receive only principal payments generated by the underlying collateral. Principal only securities ("POs") usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to prepayment rates, which, in turn, vary with interest rate changes. If interest rates fall and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop.

Interest only securities ("IOs") result from the creation of POs; thus, CMOs with PO tranches also have IO tranches. IO securities sell at a deep discount to their "notional" principal amount, namely the principal balance used to calculate the amount of interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash-flow declines.

Unlike POs, IOs increase in value when interest rates rise and prepayment rates slow; consequently they are often used to "hedge" portfolios against interest rate risk. If prepayment rates are high, the Fund may receive less cash back than it initially invested.

INTEREST RATE PROTECTION TRANSACTIONS

ALL FUNDS. The Funds may enter into interest rate protection transactions, including interest rate swaps, caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange interest payment streams that are based, for example, on variable and fixed rates that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which the payments are made when a designated market interest rate either goes above a designated ceiling or goes below a designated floor on predetermined dates or during a specified time period.

A Fund may enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

A Fund may enter into interest rate protection transactions on an asset-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Funds believe such obligations do not constitute senior securities. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

A Fund will enter into interest rate protection transactions only with banks and other institutions believed by the Adviser to present minimal credit risks. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized and, accordingly, are less liquid than swaps.

HEDGING AND OPTION INCOME STRATEGIES

ALL FUNDS. Each Fund may from time to time use various derivative instruments to protect its investment portfolio from movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing in securities denominated in foreign currencies.

Derivative instruments include futures contracts on securities, financial indices and foreign currencies, options on contracts and on securities, financial indices and foreign currencies and interest rate swaps and swap-related products. The Funds use derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, a Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return.

The use of derivative instruments exposes a Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;
(2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, such as with futures transactions, the potential loss is unlimited); and (7) particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position. There is no assurance that any hedging or option income strategy will succeed in achieving its intended result.

Although the Funds believe that the use of derivative instruments will be beneficial, a Fund's performance could be worse than if the Fund had not used such instruments if the investment adviser's judgment proves incorrect.

Each Fund may: (1) purchase or sell (write) put and call options on securities to enhance the Fund's performance and (2) seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted, the Funds will not use leverage in their option income and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either: (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

Certain Funds may purchase call options on debt securities that the Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

An Adviser of a Fund may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Funds may purchase and write put and call options on fixed income or equity security indices in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Hedging and Option Income Strategies -- Options Strategies" and "Foreign Currency Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

         (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

         (5) When a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

A Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, a Fund may sell foreign currency futures contracts when its Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. A Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. A Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts; rather, a Fund is required to deposit (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In that event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by a Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

         (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Pursuant to that section, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

ALL FUNDS. If a Fund invests in non-U.S. dollar denominated securities, changes in foreign currency exchange rates will affect the value of the Fund's investments. A Fund may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. The value of the assets of a Fund, as measured in U.S. dollars, may therefore be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, a Fund may incur costs in connection with conversions between various currencies.

A decline against the dollar in the value of currencies in which a Fund's investments are denominated will result in a corresponding decline in the dollar value of its assets. This risk tends to be heightened in the case of investing in certain emerging market countries. For example, some currencies of emerging market countries have experienced repeated devaluations relative to the U.S. dollar, and major adjustments have periodically been made in certain of such currencies. Some emerging market countries may also have managed currencies that do not float freely against the dollar. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict. When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

The Funds may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of currency requirements and to protect against possible adverse movements in foreign exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities and may expose the Fund to the risk that the counterparty is unable to perform. Although such contracts may reduce the risk of loss to the Fund due to a decline in the value of the currency sold, they also limit any possible gain that might result should the value of such currency rise. The Fund does not intend to maintain a net exposure to such contracts where the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in the currency. The Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the investment adviser fails to predict currency values correctly. The Fund has no present intention to enter into currency futures or options contracts, but may do so in the future.

A Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

A Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, a Fund may enter into forward contracts in connection with existing portfolio positions. For example, when an Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's investment securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Advisers do not intend to enter into forward contracts on a regular or continuous basis and will not do so if, as a result, a Fund will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

At or before the settlement of a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, it will realize a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.

When required by applicable regulatory guidelines, a Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount.

EQUITY SECURITIES AND ADDITIONAL INFORMATION

COMMON AND PREFERRED STOCK AND WARRANTS.

PERFORMA DISCIPLINED GROWTH FUND, PERFORMA SMALL CAP VALUE FUND AND PERFORMA GLOBAL GROWTH FUND. Each Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and preferred stockholders, if any, are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is also a shareholder and not a creditor of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange, but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by an Equity Fund of a security to meet withdrawals by interest holders or otherwise may require a Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the "book value" of an issuer or other objective measure of a company's worth.

The Funds may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

Equity securities owned by a Fund may be traded in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES

ALL FUNDS. A Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

EQUITY-LINKED SECURITIES

ALL FUNDS (except Performa Global Growth Fund). Equity-linked securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The following are three examples of equity-linked securities.

Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer either at any time or when the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Funds that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the investing Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Fund s that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

HIGH YIELD/JUNK BONDS

PERFORMA STRATEGIC VALUE BOND FUND. Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on:
(1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, the Fund under supervision of the Board of Trustees, may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Fund's Adviser.

Prices for high yield/high risk securities also may be affected by legislative and regulatory developments. For example, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield/high risk securities, the financial condition of issuers of these securities and the value of outstanding high yield/high risk securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Adviser may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, the Adviser may be forced to sell the Fund's higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield/high risk securities.

ILLIQUID AND RESTRICTED SECURITIES

ALL FUNDS. Each Fund may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities"), securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities, and which are otherwise not readily marketable and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements not entitling the holder to repayment within seven days. The Board and, in the case of the Portfolios, the Core Trust Board and Schroder Core Board, has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making day-to-day determinations of liquidity to the Adviser of each Fund, pursuant to guidelines approved by the applicable board. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to:
(1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Advisers monitor the liquidity of the securities held by each Fund and report periodically on such decisions to the Board, Core Trust Board or Schroder Core Board, as applicable.

In connection with a Fund's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by a Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

A institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act under guidelines adopted by the Board, Core Trust Board and Schroder Core Board, the Advisers may determine that such securities are not illiquid securities. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund 's holdings of that security may be illiquid.

LOANS OF PORTFOLIO SECURITIES

ALL FUNDS. Each Fund may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income. The total market value of securities loaned will not at any time exceed one-half of the value of the total assets of the Fund. Lending portfolio securities may result in the possible loss of rights in the collateral should the borrower fail financially.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Core Trust or Schroder Core Board. No Fund will lend its portfolio securities to any officer, director, employee or affiliate of the Fund or the Fund's Adviser. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

ALL FUNDS. Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Except as otherwise noted, no Fund may purchase securities for investment while any borrowing equaling five percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

OTHER TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. A Fund uses these investment techniques only when the Fund's Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT

In order to limit the risks involved in various transactions involving leverage, the Funds' custodian will setup and maintain in a segregated account for each Fund cash, U.S. Government Securities (or other assets as may be permitted by the SEC) in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments include the Fund's obligations to repurchase securities under a reverse repurchase agreement and settle when-issued and forward commitment transactions.

When a Fund invests in a derivative instrument, it may be required to segregate cash and other assets with its custodian. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

MARGIN AND SHORT SALES

The Funds may make short sales of securities against the box. A short sale is "against the box" to the extent that while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against the box may in certain cases be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. Under recently enacted legislation, if a Fund has unrealized gain with respect to a long position and enters into a short sale against-the-box, the Fund generally will be deemed to have sold the long position for tax purposes and thus will recognize gain. Prohibitions on entering short sales other than against the box does not restrict a Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Certain Funds may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When a Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent a Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. A Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued and delayed delivery transactions enables the Fund to hedge against anticipated changes in interest rates and prices. If an Adviser were to forecast incorrectly the direction of interest rate movements, however, a Fund advised by the Adviser might be required to complete when-issued or delayed delivery transactions at prices inferior to the current market values.

When-issued securities and delayed delivery transactions may be sold prior to the settlement date, but a Fund enters into when-issued and delayed delivery transaction only with the intention of actually receiving or delivering the securities, as the case may be. In some instances, the third-party seller of when-issued or delayed delivery securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. For purposes of the Funds' investment policies, the purchase of securities with a settlement date occurring on a Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or delayed delivery purchase.

REPURCHASE AGREEMENTS

Repurchase Agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. Repurchase agreements involve the risk that the seller will fail to repurchase the security as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Adviser will, with respect to the Funds it advises, monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price (including accrued interest). In the event of default by the seller under the repurchase agreement, a Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the Adviser reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements.

Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by a Fund for certain purposes under the 1940 Act.

TEMPORARY DEFENSIVE POSITION

When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States; (3) commercial paper; (4) repurchase agreements; and (5) shares of "money market funds" registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents or, in other investment companies to the extent permitted under the 1940 Act.

RISKS OF INVESTING IN SMALLER COMPANIES

Investment in smaller capitalization companies carries greater risk than investment in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies. The trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies. Heavy trading generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure). Accordingly, the net asset value of the Fund can be expected to fluctuate more that that of other funds that invest in larger capitalization companies.

Smaller companies often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Fund may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect the Fund's ability to sell the securities and can result in such securities being priced lower than otherwise might be the case. If other institutional investors trade in the securities of a smaller company in which the Fund holds an interest, the Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

RISKS OF INTERNATIONAL INVESTING

All investments, domestic and foreign, involve risks. Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. While the Fund will generally invest only in securities of companies and governments in countries that the investment adviser, in its judgment, considers both politically and economically stable, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. Foreign investments are subject to the risk of changes in foreign governmental attitudes towards private investment that could lead to nationalization, increased taxation or confiscation of Fund assets.

Moreover, (1) dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income earned by the Fund; (2) commission rates payable on foreign portfolio transactions are generally higher than in the United States; (3) accounting, auditing and financial reporting standards differ from those in the United States, which means that less information about foreign companies may be available than is generally available about issuers of comparable securities in the United States.; (4) foreign securities often trade less frequently and with lower volume than U.S.
securities and consequently may exhibit greater price volatility; and (5) foreign securities trading practices, including those involving securities settlement, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

EMERGING MARKETS. Investing in emerging market countries generally presents greater risk than does other foreign investing. In any emerging market country, there is the increased possibility of expropriation of assets, confiscatory taxation, nationalization of companies or industries, foreign exchange controls, foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in those countries. In the event of expropriation, nationalization or other confiscation, the Fund could lose its entire investment in the country involved. The economies of developing countries are more likely to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. There may also be less monitoring and regulation of emerging markets and the activities of brokers there. Investing may require that the Fund adopt special procedures, seek local government approvals or take other actions that may incur costs for the Fund.

Certain emerging market countries may restrict investment by foreign investors. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. Several emerging market countries have experienced high, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may adversely affect these countries' economies and securities markets. Further, inflation accounting rules in some emerging market countries may indirectly generate losses or profits for certain emerging market companies.

CURRENCY FLUCTUATIONS AND DEVALUATIONS. Because Performa Global Growth Fund will invest heavily in non-U.S. currency-denominated securities, changes in foreign currency exchange rates will affect the value of the Fund's investments. A decline against the dollar in the value of currencies in which the Fund's investments are denominated will result in a corresponding decline in the dollar value of the Fund's assets. This risk is heightened in some emerging market countries.

The Fund may at times have to liquidate portfolio securities in order to acquire sufficient U.S. dollars to fund redemptions of the Funds or other investors or to purchase the U.S. dollars in order to pay its expenses. Changes in foreign currency exchange rates may contribute to the need to liquidate portfolio securities.

2.       INVESTMENT LIMITATIONS

For purposes of all fundamental and nonfundamental  investment  policies of each
Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Each Fund has adopted the investment policies listed in this section which are nonfundamental policies unless otherwise noted. Except for its investment objective, which is fundamental, the Fund has not adopted any fundamental policies except as required by the 1940 Act or other applicable law.

Each Fund's investment objective and all investment policies of the Funds (and Portfolios) that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are fundamental policies of the Fund. Each Portfolio has the same fundamental investment policies as the Fund that invests in the Portfolio.

1.       DIVERSIFICATION

                  No Fund may, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2.       INDUSTRY CONCENTRATION

                  No Fund may purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements covering U.S. Government Securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, each Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

                  For purposes of this policy: (1) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security; (2) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (3) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3.       BORROWING

                  No Fund may borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

4.       REAL ESTATE

                  No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.       LENDING

                  No Fund may make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

                  No Fund may lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets.

6.       COMMODITIES

                  No Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.       UNDERWRITING

                  No Fund may  underwrite  (as that term is  defined in the 1933
                  Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

8.       SENIOR SECURITIES

                  No Fund may issue senior securities except to the extent permitted by the 1940 Act.

NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are not fundamental policies of the Fund. A nonfundamental policy will not be used to defeat a fundamental limitation of a Portfolio. Reference to a Fund includes reference to its corresponding Portfolio, if applicable, which has the same fundamental policies as the Fund. The policies of a Fund may be changed by the Board, or in the case of its corresponding Portfolio, the Core Trust or Schroder Core Board, if applicable.

1.       BORROWING

                  For purposes of the limitation on borrowing, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (5) the lending of securities ("leverage transactions"). (See Fundamental Limitation No. 3 "Borrowing" above.

2.       LIQUIDITY

                  No Fund may invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. Each Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3.       EXERCISING CONTROL OF ISSUERS

                  No Fund may make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

4.       OTHER INVESTMENT COMPANIES

                  No Fund may invest in securities of another investment company, except to the extent permitted by the 1940 Act.

5.       SHORT SALES AND PURCHASING ON MARGIN

                  No Fund may sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

                  No Fund may purchase securities on margin, except that a Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6.       OPTIONS, WARRANTS AND FUTURES CONTRACTS

                  No Fund may invest in futures or options contracts regulated by the CFTC for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

                  No Fund: (1) will hedge more than 50% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"); (2) will buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will buy call options with a value exceeding 5% of the Fund's total assets.

3.       PERFORMANCE AND ADVERTISING DATA

GENERAL. Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Funds is historical and is not intended to indicate future returns. Each Fund's yield and total return fluctuate in response to market conditions and other factors. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.Advertisements may include comparisons of the Funds' performance relative to their peers, mutual fund averages or recognized stock market indices. The Funds may measure performance in terms of yield and total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (I.E., the life of the Fund), and does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

Yield shows the rate of income a Fund earns on its investments as a percentage of the Fund's share price. It is calculated by dividing the Fund's net investment income for a 30-day period by the average number of shares entitled to receive dividends and dividing the result by the Fund's net asset value per share at the end of the 30-day period. Yield does not include changes in NAV. Generally, yields are calculated according to standardized SEC formulas and may not equal the income on an investor's account. Yield is usually quoted on an annualized basis. An annualized yield represents the amount you would earn if you remained in a Fund for a year and the Fund continued to have the same yield for the entire year.

In performance advertising, the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indices, including but not limited to, the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, Russell 2000 Index, Morgan Stanley - Europe, Australasia and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds' and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that each Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Norwest, Processing Organizations and others may charge their customers, various retirement plans or other shareholders that invest in a Fund fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

FIXED INCOME AND EQUITY FUNDS

Standardized yields for the Funds used in advertising are computed by dividing a Fund's dividends and interest earned (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to municipal securities purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis. In general, interest income is increased with respect to municipal securities purchased at original issue at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining each Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, any change in the Fund's net asset value per share over the period and maximum sales charge, if any, applicable to purchases of the Fund's shares. Average annual total returns are calculated, through the use of a formula prescribed by the SEC, by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. The average annual total return is computed separately for each class of shares of a Fund. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P = a  hypothetical  initial  payment  of  $1,000
                  T =  average annual total return
                  n = number of years
                  ERV = ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT = period total return
                  The other definitions are the same as in average annual total return above

CORE-GATEWAY PERFORMANCE

When a Fund (a "Gateway fund") invests all of its investable assets in another investment company (a "Portfolio") that has a performance history prior to the investment by the Gateway fund, the Gateway fund will assume the performance history of the Portfolio. That history may be restated to reflect the estimated expenses of the Gateway fund.

OTHER ADVERTISEMENT MATTERS

The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quartile or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to
$16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) descriptions of the Funds' portfolio managers and the portfolio management staff of the Advisers or summaries of the views of the portfolio managers with respect to the financial markets; (7) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from a Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (9) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Fund's performance.

The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                Systematic               Share                Shares
    PERIOD      INVESTMENT               PRICE               PURCHASED
    ------      ----------               -----               ---------
       1           $100                   $10                 10.00
       2           $100                   $12                  8.33
       3           $100                   $15                  6.67
       4           $100                   $20                  5.00
       5           $100                   $18                  5.56
       6           $100                   $16                  6.25
                   ----                   ---                  ----
    Total Invested $600  Average Price $15.17     Total Shares 41.81


In connection with its advertisements each Fund may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has for more than 60 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that Norwest believes that it has been successful as a national financial services firm.

4.       MANAGEMENT

The officers and Trustees of the Trust may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest.

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years and age as of October 1, 1998 are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


JOHN Y. KEFFER, Chairman and President,* Age 55.


          President  and Owner,  Forum  Financial  Services,  Inc. (a registered broker-dealer), Forum Administrative Services, Limited Liability Company (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent), and other companies within the Forum Financial Group of companies. Mr. Keffer is a Director, Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. or its affiliates serves as manager, administrator or distributor. His address is Two Portland Square, Portland, Maine 04101.


ROBERT C. BROWN, Trustee,* Age 66.


          Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation since February 1993.
          Prior thereto, he was Manager of Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest), until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.

DONALD H. BURKHARDT, Trustee, Age 71.


          Principal of The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.


JAMES C. HARRIS, Trustee, Age 77.


          President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating trustee and former Director of First Midwest Corporation (a small business investment company). His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.


RICHARD M. LEACH, Trustee, Age 64.


          President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor
          Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director of Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.


JOHN S. MCCUNE,* Trustee, Age 52.


          President,   Norwest  Investment   Services,   Inc.  (a  broker-dealer
          subsidiary of Norwest bank) His address is 608 2nd Avenue South, Minneapolis, Minnesota 55479.

TIMOTHY J. PENNY, Trustee, Age 45.

          Senior Counselor to the public relations firm of Himle-Horner since January 1995 and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization) since January 1995. Prior thereto Mr. Penny was the Representative to the United States Congress from Minnesota's First Congressional District. His address is 500 North State Street, Waseca, Minnesota 56095.


DONALD C. WILLEKE, Trustee, Age 57.


          Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.


SARA M. MORRIS, Vice President and Treasurer, Age 34.


         Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Morris was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Morris is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor.
         Her address is Two Portland Square, Portland, Maine 04101.


DAVID I. GOLDSTEIN, Vice President and Secretary, Age 36.


         Managing Director and General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Mr. Goldstein is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

THOMAS G. SHEEHAN, Vice President and Assistant Secretary, Age 43.


          Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

PAMELA J. WHEATON, Assistant Treasurer, Age 38.

          Manager - Tax and Compliance Group, Forum Financial Services, Inc., with which she has been associated since 1989. Ms. Wheaton is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.




DON L. EVANS, Assistant Secretary, Age 49.

          Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto was associated with the law firm of Weiner & Strother. Mr. Evans is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.


EDWARD C. LAWRENCE, Assistant Secretary, Age 29.


          Fund Administrator, Forum Financial Services, Inc., with which he has been associated since 1997. Prior thereto, Mr. Lawrence was a self-employed contractor on antitrust cases with the law firm of White & Case. After graduating from law school, from 1994-1996, Mr. Lawrence worked as an assistant public defender for the Missouri State Public Defender's Office. His address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee of the Trust is paid a retainer fee in the total amount of $5,000, payable quarterly, for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. In addition, each Trustee is paid $3,000 for each regular Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year or compensation or reimbursement for his associated expenses. In addition, no officer of the Trust is compensated by the Trust.

Mr. Burkhardt, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $6,000 from the Trust and

Norwest Select Funds allocated pro rata between the Trust and Norwest Select Funds based upon relative net assets, for his services as Chairman. Each Trustee was elected by shareholders on April 30, 1997.

The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Norwest Select Funds have a December 31 fiscal year end. Information is presented for the twelve month period ended May 31, 1998, which was the fiscal year end of all of the Trust's portfolios.

                                                       TOTAL COMPENSATION FROM
                               TOTAL COMPENSATION       THE TRUST AND NORWEST
                                 FROM THE TRUST             SELECT FUNDS


         Mr. Brown                  $32,870                    $33,000
         Mr. Burkhardt              $39,344                    $39,500
         Mr. Harris                 $32,870                    $33,000
         Mr. Leach                  $32,870                    $33,000
         Mr. Penny                  $32,870                    $33,000
         Mr. Willeke                $32,870                    $33,000


Neither the Trust nor Norwest Select Funds has adopted any form of retirement plan covering Trustees or officers. For the twelve month period ended May 31, 1998 total expenses of the Trustees (other than Mr. Keffer) was $20,870 and total expenses of the trustees of Norwest Select Funds was $77.

As of October 1, 1998, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Funds.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Goldstein, Sheehan, and Misses. Clark and Wheaton, officers of Core Trust, all currently serve as officers of the Trust.
Accordingly, for background information pertaining to these officers, (see "Management - Trustees and Officers - Trustees and Officers of the Trust.")


JOHN Y. KEFFER*, Chairman and President (Age 56).

          President , Forum Financial Group, LLC (mutual fund services company holding company). Mr. Keffer is a Trustee/Director and/or officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

COSTAS AZARIADIS, Trustee (Age 55).


          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


JAMES C. CHENG, Trustee (Age 56).

          President, Technology Marketing Associates (a marketing company for small and medium size businesses in New England) since 1991. Prior thereto, Mr. Cheng Mr. Cheng was President of Network Dynamics, Inc. (a software development company). His address is 27 Temple Street, Belmont, MA 02718.

J. MICHAEL PARISH, Trustee (Age 55).

         Partner at the law firm of Reid & Priest L.L.P. since 1995. From 1989 to 1995, he was a partner at Winthrop, Stimson, Putnam & Roberts. His address is 40 West 57th Street, New York, New York 10019.

STACEY HONG, Treasurer (Age 32)

         Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Prior thereto, Mr. Hong was a Senior Accountant at Ernst & Young, LLP. His address is Two Portland Square, Portland, Maine 04101.

THOMAS G. SHEEHAN, Vice President (Age 44).

         Managing Director, Forum Financial Group, LLC with which he has been associated since October 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

DAVID I. GOLDSTEIN, Secretary (Age 37).

          General Counsel, Forum Financial Group , LLC, with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart, LLP. Mr. Goldstein is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

LESLIE K. KLENK,  Secretary (Age 34)

          Assistant Counsel, Forum Financial Group, LLC with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

PAMELA STUTCH, Assistant Secretary (Age 31)

          Fund Administrator, Forum Financial Group, LLC with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.


TRUSTEES AND OFFICERS OF SCHRODER CORE


The Trustees and officers of Schroder Core and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Schroder Core is indicated by an asterisk. Messrs. Keffer and Sheehan, officers of Schroder Core, currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, see "Management - Trustees and Officers - Trustees and Officers of the Trust." Accordingly, for background information pertaining to her, (see "Management - Trustees and Officers - Trustees and Officers of Core Trust.")

PETER E. GUERNSEY, (Age 75)

         c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

JOHN I. HOWELL, (Age 80)

         c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, (Age 75)

          c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, (Age 77)

         c/o the Trust, Two Portland Square, Portland, Maine - Chairman and Trustee of the Trust; retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

HON. DAVID N. DINKINS, (Age 69)

         c/o the Trust, Two Portland Square, Portland, Maine, Trustee of the Trust; Professor, Columbia University School of International and Public Affairs; Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetic Center, Inc.; formerly, Mayor, The City of New York.

PETER S. KNIGHT, (Age 46)

          c/o the Trust, Two Portland Square, Portland, Maine, Trustee of the Trust; Partner, Wunder, Knight, Levine, Thelen & Forcey; Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group Inc., Formerly, Campaign Manager, Clinton/Gore `96.

SHARON L. HAUGH*, (Age 51)

          787 Seventh Avenue, New York, New York, Trustee of the Trust; Chairman, Schroder Capital Management Inc. ("SCM"), Executive Vice President and Director, SCMI; Chairman and Director, Schroder Advisors.

MARK J. SMITH*, (Age 35)

         33 Gutter Lane, London, England - President and Trustee of the Trust; Senior Vice President and Director of SCMI since April 1990; Director and Senior Vice President, Schroder Advisors.

MARK ASTLEY, (Age 33)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; First Vice President of SCMI, prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1987.

ROBERT G. DAVY, (Age 36)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON*, (Age 55)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; Secretary of SCM since July 1995; Senior Vice President (since April
         1997) and General Counsel of Schroders U.S. Holdings Inc. since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, (Age 51)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd.

         since 1989.


FERGAL CASSIDY, (Age 28)

         787 Seventh Avenue, New York, New York - Treasurer of the Trust.

JOHN Y. KEFFER, (Age 56)

         Two Portland Square, Portland, Maine - Vice President of the Trust; President of FFC, the Fund's transfer and dividend disbursing agent and other affiliated entities including Forum Financial Services, Inc., Forum Administrative Services, LLC, and Forum Advisors, Inc.

JANE P. LUCAS, (Age 35)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; Director and Senior Vice President SCMI; Director of SCM since September 1995; Director of Schroder Advisors since September 1996; Assistant Director Schroder Investment Management Ltd. since June 1991.

CATHERINE A. MAZZA, (Age 37)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

MICHAEL PERELSTEIN, (Age 41)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; Director since May 1997 and Senior Vice President of SCMI since January 1997; prior thereto, Managing Director of MacKay - Shields Financial Corp.

ALEXANDRA POE, (Age 37)

         787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust; Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; Secretary of Schroder Advisors; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

NICHOLAS ROSSI, (Age 35)

         787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust, Associate of SCMI since October 1997 and Assistant Vice President Schroder Advisors since March 1998; prior thereto Mutual Fund Specialist, Willkie Farr & Gallagher since May 1996; prior thereto, Fund Administrator with Furman Selz LLC since 1992.

THOMAS G. SHEEHAN, (Age 43)

         Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust; Relationship Manager, Forum Administrative Services, LLC since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, (Age 36)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; Group Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987; Director of SCM since April 1997.

JOHN A. TROIANO, (Age 38)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCM since April 1997; Chief Executive Officer, since July 1, 1997, of SCMI and Managing Director and Senior Vice President of SCMI since October 1995; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

CHERYL O. TUMLIN, (Age 32)

         Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust; Assistant Counsel, Forum Administrative Services, LLC since July 1996, prior thereto, attorney with the U.S. Securities and Exchange Commission, Division of Market Regulation since 1995; prior thereto, attorney with Robinson Silverman Pearce Aronsohn & Berman since 1991.

IRA L. UNSCHULD, (Age 31)

         787 Seventh Avenue, New York, New York - Vice President of the Trust; Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993.




INVESTMENT ADVISORY SERVICES

GENERAL

The advisory fee for each Fund is based on the average daily net assets of the Fund at the annual rate disclosed in the Fund's prospectus. To the extent that a Fund invests in one or more Portfolios, the advisory fee paid by the Fund will be with respect to the Portfolio for advisory services rendered at the portfolio level.

All investment advisory fees are accrued daily and paid monthly. Each Adviser, in its sole discretion, may waive or continue to waive all or any portion of its investment advisory fees.

In addition to receiving its advisory fee from the Funds, each Adviser or its affiliates may act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. In some instances an Adviser or its affiliates may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in a Fund an amount equal to all or a portion of the fees received by the Adviser or any of its affiliates from a Fund with respect to the client's assets invested in the Fund.

NORWEST INVESTMENT MANAGEMENT

Subject to the general supervision of the Core Board, Norwest makes investment decisions for the Portfolios (except for Global Growth Portfolio) and continuously reviews, supervises and administers each Portfolio's investment program or oversees the investment decisions of the subadvisers, as applicable. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1998, Norwest Corporation had assets of $93.20 billion, which made it the 12TH largest bank holding company in the United States. As of that date, Norwest managed assets with a value of approximately $29 billion.

As part of its regular banking operations, Norwest Bank Minnesota, N.A. and other banking affiliates of Norwest may make loans to companies. Thus, it may be possible, from time to time, for a Portfolio to hold or acquire the securities of issuers which are also lending clients of Norwest's banking affiliates. A lending relationship will not be a factor in Norwest's selection of portfolio securities.

Norwest furnishes at its expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting portfolio transactions for each Portfolio (except Schroder Global Growth Portfolio). Under an Investment Advisory Agreement between Norwest and Core Trust on behalf of the Portfolios (other than Schroder Global Growth Portfolio), Norwest may delegate its responsibilities to any investment subadviser approved by the Board and, as applicable, interestholders, with respect to all or a portion of the assets of the Portfolio. The Investment Advisory Agreement will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by vote of the shareholders, and in either case, by a majority of the trustees who are not interested persons of any party to the Investment Advisory Agreement, at a meeting called for the purpose of voting on the Investment Advisory Agreement.

Each Investment Advisory Agreement is terminable without penalty with respect to the Portfolio on 60 days' written notice: (1) by the Board or by a vote of a majority of the outstanding voting securities of the Fund to the Adviser or (2) by the Adviser on 60 days' written notice to the Core Trust. Each Investment Advisory Agreement shall terminate upon assignment. The Investment Advisory
Agreements also provide that, with respect to the Portfolios (other than Schroder Global Growth Portfolio), neither Norwest nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing in the Investment Advisory Agreements shall be deemed to protect, or purport to protect, the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Norwest's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreements. The Investment Advisory Agreements provide that Norwest may render services to others.

Norwest also currently acts as investment adviser to each Performa Fund. The investment advisory agreements between Norwest and the Trust on behalf of the Funds are identical to the Investment Advisory Agreements between Core Trust and Norwest on behalf of the Portfolios (other than Schroder Global Growth Portfolio), except for the fees payable thereunder (no fee is payable to the extent that a Fund is invested in an investment company) and certain immaterial matters.


SCHRODER CAPITAL MANAGEMENT INTERNATIONAL, INC.

Pursuant to a separate Advisory Agreement between Schroder Core and Schroder, Schroder acts as investment adviser to Schroder Global Growth Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. Schroder, whose principal business address is 787 Seventh Avenue, 34th Floor, New York, New York 10019, is a registered investment adviser. Subject to the general supervision of the Schroder Core Board, Schroder makes investment decisions for the Schroder Global Growth Portfolio and continuously reviews, supervises and administers the Portfolio's investment program. Schroder is a wholly owned U.S. subsidiary of Schroders Incorporated (doing business in New York State as Schroders Holdings), the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group") with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services. As of June 30, 1998, Schroder Group had over $175 billion in assets under management.

The Advisory Agreement between Schroder Core and Schroder will continue in effect only if such continuance is specifically approved at least annually: (1) by the Schroder Core Board or by vote of a majority of the outstanding voting interests of the Portfolio, and , in either case, (2) by a majority of Schroder Core's trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of the Schroder Core); provided further, however, that if the Advisory Agreement or the continuation of the Agreement is not approved as to the Portfolio, the adviser may continue to render to the Portfolio the services described herein in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

On behalf of Performa Global Growth Fund, Norwest and the Trust have entered into an Investment Subadvisory Agreement with Schroder. The Investment Subadvisory Agreement would become operative and Schroder would directly manage the Fund's assets if the Board determined it was no longer in the best interest of the Fund to invest in another registered investment company. In that event, pursuant to the Investment Subadvisory Agreement, Schroder would make investment decisions directly for the Fund and continuously review, supervise and administer the Fund's investment program with respect to that portion, if any, of the Fund's portfolio that Norwest had so delegated. Schroder would be required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Fund's investments and effecting portfolio transactions for the Funds (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect only if such continuance is specifically approved at least annually: (1) by the Board or by vote of a majority of the outstanding voting securities of the Fund, and, in either case, (2) by a majority of the Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements. If the Investment Subadvisory Agreement is not approved as to the Fund, the Subadviser may continue to render to the Fund the services described herein in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Board, or by Schroder on 60 days' written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to the Fund, neither Schroder nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Schroder against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Schroder's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Schroder may render services to others.

No payments currently are made under the Fund's Investment Subadvisory Agreement with Schroder because the Fund currently invests all its investable assets in the Portfolio.

SUB-ADVISERS

Norwest pays a fee to each of the Subadvisers. These fees do not increase the fees paid by shareholders of the Funds. The amount of the fees paid by Norwest to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Portfolio, the increased cost and complexity of providing services to the Portfolio, the investment record of the Subadviser in managing the Portfolio and the nature and magnitude of the expenses incurred by the Subadviser in managing the Portfolio's assets and by the Adviser in overseeing and administering management of the Portfolio. However, the contractual fee payable to each Portfolio by Norwest for investment advisory services will not vary as a result of those negotiations.

Norwest performs internal due diligence on each Subadviser and monitors each Subadviser's performance using its proprietary investment adviser selection and monitoring process. Norwest will be responsible for communicating performance targets and evaluations to Subadvisers, supervising each Subadviser's compliance with the Portfolio's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Portfolio, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. Norwest also may from time to time recommend that the Core Trust Board replace one or more Subadvisers or appoint additional Subadvisers, depending on the Norwest's assessment of what combination of Subadvisers it believes will optimize each Portfolio's chances of achieving its investment objectives.


GALLIARD CAPITAL MANAGEMENT, INC.


To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Strategic Value Bond Portfolio, Norwest has entered into an Investment Subadvisory Agreement with Galliard, located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479. Galliard specializes in fixed income management. The firm manages assets on the premise that outstanding performance is achieved through fundamental security analysis and strategic portfolio diversification. As of June 30, 1998, Galliard had approximately $3.8 billion in assets under management. Galliard is the subadviser of Strategic Value Bond Portfolio. Galliard is registered with the SEC as an investment adviser and is an investment advisory subsidiary of Norwest Bank.

Pursuant to the Investment Subadvisory Agreement, Galliard makes investment decisions for the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program with respect to that portion, if any, of the Portfolio's portfolio that Norwest believes should be invested using Galliard as a subadviser. Currently, Galliard manages the entire portfolio of the Portfolio and has done so since the Portfolio's inception. Galliard is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Portfolio's investments and effecting portfolio transactions for the Portfolio (to the extent of Norwest's delegation). Norwest supervises the performance of Galliard including its adherence to the Portfolio's investment objectives and policies and pays Galliard a fee for its investment management services. As of October 1, 1998, for its services under the Sub-Investment Advisory Agreement, Norwest pays Galliard a fee based on each Fund's average daily net assets at an annual rate of 0.50%.

The Investment Subadvisory Agreement will continue in effect only if such continuance is specifically approved at least annually: (1) by the Core Board or by vote of a majority of the outstanding voting securities of the Portfolio, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to the Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to the Portfolio on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Core Board, or by Galliard on 60 days written notice to Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Portfolio, neither Galliard nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Galliard against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Galliard's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreements provides that Galliard may render services to others.

Galliard also currently serves as investment subadviser to Performa Strategic Value Bond Fund pursuant to an investment subadvisory agreement between Galliard and Norwest. The investment subadvisory agreement with respect to the Fund is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement to the extent that the Fund is invested in an investment company) and certain immaterial matters.

SMITH ASSET MANAGEMENT GROUP, L.P.


To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Disciplined Growth Portfolio and Small Cap Value Portfolio, Norwest has entered into an Investment Subadvisory Agreement with Smith, located at 500 Crescent Court, Suite 250, Dallas, Texas. Smith is registered with the SEC as an investment adviser and is an investment advisory affiliate of Norwest Bank. Smith group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals.

As of June 30, 1998, the Smith Group managed over $634 million in assets.

Pursuant to the Sub-Investment Advisory Agreement, Smith makes investment decisions for each of the Portfolios and continuously reviews, supervises and administers each Portfolios' investment program with respect to that portion, if any, of the Portfolio's portfolio that Norwest believes should be invested using Smith as a subadviser. Currently, Smith manages the entire investment portfolio of each Portfolio and has done so since the Portfolios' inception. Norwest supervises the performance of Smith including its adherence to the Portfolio's investment objectives and policies and pays Smith a fee for its investment management services. As of October 1, 1998, for its services under the Investment Subadvisory Agreement, Norwest pays Smith a fee based on Disciplined Growth Portfolio's and Small Cap Value Portfolio's average daily net assets at an annual rate of 0.35% and 0.45%, respectively.

Under its Investment Subadvisory Agreement, Smith makes investment decisions for each Portfolio and continuously reviews, supervises and administers each Portfolios' investment program with respect to that portion, if any, of the Portfolio's portfolio for which Norwest has delegated management responsibility. Smith is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Portfolio's investments and effecting portfolio transactions for each Portfolio (to the extent of Norwest's delegation).

During the past 17 years, Smith has developed a proprietary model investment style which utilizes the concept of earnings surprise to aid in successful stock selection. This proprietary model, known as the EARNINGS SURPRISE PREDICTOR ("ESP") model, is based on the idea that companies reporting positive earnings surprises have consistently outperformed those companies reporting negative earnings surprises. The ESP model works on the following three-discipline approach: (1) Buy Discipline - buy based on an objective strategy driven by earnings surprise; (2) Portfolio Discipline - eliminate factors that may dilute the positive impact of earnings surprise on return; and (3) Sell Discipline - sell using objective criteria to eliminate factors that cloud judgment, including emotion.

The Investment Subadvisory Agreement will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually:
(1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Portfolios, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory
Agreements; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Portfolio on 60 days' written notice when authorized either by majority vote of the Portfolio's shareholders or by the Core Trust Board, or by Smith on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Portfolio, neither Smith nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Smith against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Smith's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreements provides that Smith may render services to others. Smith also currently serves as investment subadviser to the Funds pursuant to an investment advisory agreement between Smith and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

DORMANT ADVISORY ARRANGEMENTS

Each Fund may withdraw its investments from its corresponding Portfolio at any time if the Board determines that it is in the best interests of the Fund to do so. Accordingly, each Fund has retained Norwest as its investment adviser and the corresponding Portfolio's subadviser as a subadviser. Similarly, in the event that Performa Global Growth Fund withdraws its investment from its corresponding Portfolio, the Fund has retained Schroder as a subadviser. Under these "dormant" investment advisory arrangements, no Fund pays any advisory fees as long as the Fund remains completely invested in its corresponding Portfolio or any other investment company. In the event that a Fund were to withdraw its assets from its corresponding Portfolio (other than Schroder Global Growth Portfolio), Norwest would receive an advisory fee from the Fund at the same rate as the fee paid by the Portfolio. In the event that Performa Global Growth Fund were to withdraw its assets from Global Growth Portfolio, Norwest would receive an advisory fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets. Pursuant to the Funds' dormant subadvisory agreements, Norwest (and not the Funds) would pay Schroder, Smith or Galliard, as applicable, a fee for its subadvisory services.

MANAGEMENT AND ADMINISTRATIVE SERVICES

GENERAL. As manager, Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) other than investment advisory services. In this capacity, Forum provides the Trust with general office facilities, provides persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Funds by others.

FAS is responsible for performing certain administrative services necessary for the Trust's operations with respect to each Fund including preparing and printing updates of the Trust's registration statement and prospectuses, preparing proxy and information statements and monitoring the sale of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state securities administrators.

As of August 31, 1998, Forum and FAS provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $38 billion. For their services to the Funds, FAS and Forum each receives a fee at an annual rate of 0.025% of the Fund's average daily net assets.

FAS also serves as administrator of each Portfolio, except Schroder Global Growth Portfolio, for which it serves as subadministrator. FAS provides services to the Portfolios (other than Schroder Global Growth Portfolio) that are similar to those provided to the Funds by Forum and FAS. Schroder Advisors serves as administrator and Forum serves as subadministrator of Schroder Global Growth Portfolio. Schroder Advisors and Forum provide certain management and administrative services necessary for the Portfolio's operations, other than the administrative services provided to the Portfolio by Schroder.

For its services with respect to each Portfolio (other than Schroder Global Growth Portfolio) FAS receives a fee at an annual rate of 0.05% of the Portfolio's average daily net assets. For their services to Schroder Global Growth Portfolio, Schroder Advisors receives a fee at an annual rate of 0.15% and Forum receives a fee at an annual rate of 0.075% of the Portfolio's average daily net assets.

Forum is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Forum, FAS and Forum Accounting Services, LLC are members of the Forum Financial Group of companies, Two Portland Square, Portland, Maine 04101, which together provide a full range of services to the investment company and financial services industry. As of October 1, 1998, they were controlled by John Y. Keffer, President and Chairman of the Trust.

MANAGEMENT SERVICES. Forum manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of Forum, Norwest, any other Adviser or Subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, Forum has entered into a Management Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Fund, Forum: (1) oversees (a) the preparation and maintenance by the Advisers and the Trust's administrator, custodian, transfer agent, dividend disbursing agent and fund accountant (or if appropriate, prepares and maintains) in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law; (b) the reconciliation of account information and balances among the Advisers and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (c) the transmission of purchase and redemption orders for Shares; (d) the notification of the Advisers of available funds for investment; and (e) the performance of fund accounting, including the calculation of the net asset value per Share; (2) oversees the Trust's receipt of the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (3) oversees the performance of administrative and professional services rendered to the Trust by others, including its administrator, custodian, transfer agent, dividend disbursing agent and fund accountant, as well as accounting, auditing, legal and other services performed for the Trust; (4) provides the Trust with adequate general office space and facilities and provides, at the Trust's request and expense, persons suitable to the Board to serve as officers of the Trust; (5) oversees the preparation and the printing of the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (6) oversees the preparation of proxy and information statements and any other communications to shareholders; (7) with the cooperation of the Trust's counsel, Advisers and other relevant parties, oversees the preparation and dissemination of materials for meetings of the Board; (8) oversees the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (9) oversees registration and sale of Fund shares, to ensure that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (10) oversees the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; (11) oversees the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended, and oversees the preparation and distribution to appropriate parties of notices announcing the declaration of dividends and other distributions to shareholders; (12) reviews and negotiates on behalf of the Trust normal course of business contracts and agreements; (13) maintains and reviews periodically the Trust's fidelity bond and errors and omission insurance coverage; and (14) advises the Trust and the Board on matters concerning the Trust and its affairs.

The Management Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of their obligations and duties under the Management Agreement.

ADMINISTRATIVE SERVICES. FAS manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of Forum, Norwest, or any other Adviser or Subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, FAS has entered into an Administrative Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Fund, FAS: (1) provides the Trust with, or arranges for the provision of, the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (2) assists in the preparation and the printing and the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (3) assists in the preparation of proxy and information statements and any other communications to shareholders; (4) assists the Advisers in monitoring Fund holdings for compliance with Prospectus and SAI investment restrictions and assists in preparation of periodic compliance reports; (5) with the cooperation of the Trust's counsel, the Advisers, the officers of the Trust and other relevant parties, is responsible for the preparation and dissemination of materials for meetings of the Board; (6) is responsible for preparing, filing and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (7) is responsible for maintaining the Trust's existence and good standing under state law; (8) monitors sales of shares and ensures that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (9) is responsible for the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; and (10) is responsible for the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Code, as amended, and prepares and distributes to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

The Administrative Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Agreement also provides that neither FAS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's or their duties or by reason of reckless disregard of their obligations and duties under the Administrative Agreement.

Pursuant to their agreements with the Trust, Forum and FAS may subcontract any or all of their duties to one or more qualified subadministrators who agree to comply with the terms of Forum's Management Agreement or FAS's Administration Agreement, as applicable. Forum and FAS may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum or FAS pursuant to their Management and Administration Agreements with the Trust.

PORTFOLIOS OF CORE TRUST

Forum manages all aspects of Core Trust's operations with respect to the Portfolios except those which are the responsibility of Norwest or Schroder. With respect to each Portfolio, Forum has entered into a management agreement (the "Core Trust Management Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by the interestholders and, in either case, by a majority of the trustees who are not interested persons of any party to the Core Trust Management Agreement. Under the Core Trust Management Agreement, Forum performs similar services for each Portfolio as it and FAS perform under the Management and Administration Agreements, to the extent the services are applicable to the Portfolios and their structure.

NORWEST ADMINISTRATIVE SERVICES

Under an Administrative Servicing Agreement between the Trust and Norwest with respect to Performa Global Growth Fund, Norwest performs ministerial, administrative and oversight functions for the Funds and undertakes to reimburse certain excess expenses of the Funds. Among other things, Norwest gathers performance and other data from Schroder as the adviser of certain Portfolios and from other sources, formats the data and prepares reports to the Funds' shareholders and the Trustees. Norwest also ensures that Schroder is aware of pending net purchases or redemptions of each Fund's shares and other matters that may affect Schroder's performance of its duties. Lastly, Norwest has agreed to reimburse each Fund for any amounts by which its operating expenses (exclusive of interest, taxes and brokerage fees, organization expenses and, if applicable, distribution expenses, all to the extent permitted by applicable state law or regulation) exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. No fees will be paid to Norwest under the Administrative Servicing Agreement unless the assets of each Fund that is subject to the agreement are invested in a portfolio of another registered investment company. The Administrative Servicing Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party.

The Administrative Servicing Agreement provides that neither Norwest nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of its or their obligations and duties under the agreement. The Agreement provides for a fee of 0.25% of the Fund's average daily net assets.

DISTRIBUTION

Forum also acts as distributor of the shares of the Fund. Forum acts as the agent of the Trust in connection with the offering of shares of the Funds on a "best efforts" basis pursuant to a Distribution Services Agreement.

Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of
Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or a Fund's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to each Fund, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party.

The Distribution Services Agreement terminates automatically if assigned. With respect to each Fund, the Distribution Services Agreement may be terminated at any time without the payment of any penalty by the Board or by a vote of the Fund's shareholders on 60 days' written notice to Forum; or by FAS on 60 days' written notice to the Trust.

Forum also acts as placement agent for the Portfolios.

TRANSFER AGENT

Norwest Bank serves as transfer agent and dividend disbursing agent for the Funds (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Funds, performs other transfer agency functions and acts as dividend disbursing agent for the Funds. The Transfer Agent is permitted to subcontract any or all of its functions with to qualified agents. The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its services, the Transfer Agent receives a fee with respect to each Fund at an annual rate of 0.25% of each Fund's average daily net assets.

Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

The responsibilities of the Transfer Agent include: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (4) assisting in processing purchase and redemption transactions and receiving wired funds; (5) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (6) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (7) furnishing periodic statements and confirmations of purchases and redemptions; (8) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (9) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (10) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives a fee computed daily and paid monthly from the Trust, with respect to each Fund, at an annual rate of 0.25% of the Fund's average daily net assets attributable to each class of the Fund.

CUSTODIAN

Pursuant to a Custodian Agreement, Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479, also serves as each Fund's and each Portfolio's (other than Global Growth Portfolio's) custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. For its custodial service, Norwest Bank receives a fee with respect to each Portfolio at an annual rate of 0.02% of the first $100 million of the Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets and 0.01% of the Portfolio's remaining average daily net assets. The fee is computed and paid monthly, based on the average daily net assets of the Fund, the number of portfolio transactions of the Fund and the number of securities in the Fund's portfolio. No fee is directly payable by a Fund to the extent the Fund is invested in a Portfolio. The Chase Manhattan Bank serves as custodian of Schroder Global Growth Portfolio and is paid a fee for its services.

The custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Fund investments.

Pursuant to rules adopted under the 1940 Act, a Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board upon consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and possible risks of potential nationalization or expropriation of Fund assets. The Custodian employs qualified foreign subcustodians to provide custody of the Funds foreign assets in accordance with applicable regulations.

No Fund will pay custodian fees to the extent the Fund invests in shares of another registered investment company. Each Fund so invested incurs, however, its proportionate share of the custodial fees of the Portfolio in which it invests.

PORTFOLIO ACCOUNTING

Forum Accounting, an affiliate of Forum, performs portfolio accounting services for each Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under the Fund Accounting Agreement, Forum Accounting prepares and maintains books and records of each Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, Forum Accounting receives from the Trust with respect to each Fund a fee of $1,000 per month plus for each additional class of the Fund above one $1,000 per month. In addition, Forum Accounting is paid additional surcharges for each of the following: (1) Funds with asset levels exceeding $100 million - $500/month, Funds with asset levels exceeding $250 million - $1000/month, Funds with asset levels exceeding $500 million - $1,500/month, Funds with asset levels exceeding $1,000 million - $2,000/month; (2) Funds requiring international custody - $1,000/month; (3) Funds with more than 30 international positions - $1,000/month; (4) Tax free money market Funds - $1,000/month; (5) Funds with more than 25% of net assets invested in asset backed securities - $1,000/month, Funds with more than 50% of net assets invested in asset backed securities - $2,000/month; (6) Funds with more than 100 security positions - $1,000/month; and (7) Funds with a monthly portfolio turnover rate of 10% or greater - $1,000/month.

Forum Accounting receives from the Trust with respect to each Gateway Fund a standard gateway fee of $1,000 per month plus for each additional class of the Fund above one - $1,000 per month. Forum Accounting also receives a fee of $2,000 per month for each Gateway Fund operating pursuant to Section 12(d)(1)(E) of the 1940 Act that invests in more than one security. In addition to the standard gateway fees, Forum Accounting is entitled to receive from the Trust with respect to each Gateway Fund operating pursuant to Section 12(d)(1)(H) of the 1940 Act additional surcharges as described above if the Fund invests in securities other than investment companies (calculated as if the securities were the Fund's only assets)

Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. The rates set forth above shall remain fixed through December 31, 1997. On January 1, 1998, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable.

Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless Forum Accounting, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

Forum Accounting performs similar services for the Portfolios and, in addition, acts as the Portfolios' transfer agent.

EXPENSES

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under its Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(1) interest charges, taxes, brokerage fees and commissions; (2) certain insurance premiums; (3) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (4) telecommunications expenses; (5) auditing, legal and compliance expenses; (6) costs of the Trust's formation and maintenance of its existence; (7) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (8) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (9) costs of reproduction, stationery and supplies; (10) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of Norwest, Forum or affiliated persons of Norwest or Forum; (11) costs of corporate meetings; (12) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold;
(13) expenses incurred pursuant to state securities laws; 14) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (15) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

Trust expenses directly attributed to a Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series. Similar policies pertain to the Portfolios.

5.       PORTFOLIO TRANSACTIONS

The following discussion of portfolio transactions, while referring generally to the Funds, relates equally to the Portfolios.

The Advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective Adviser. Each Adviser seeks "best execution" for all portfolio transactions, but a Portfolio may pay higher than the lowest available commission rates when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Portfolio that invests in foreign securities than would be the case for comparable transactions effected on U.S. securities exchanges.

Subject to the Portfolios' policy of obtaining the best price consistent with quality of execution of transactions, each Adviser may employ broker-dealer affiliates of the Adviser (collectively "Affiliated Brokers") to effect brokerage transactions. The payment of commissions to Affiliated Brokers is subject to procedures to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of a Portfolio's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with the Adviser directing the transaction receive brokerage transactions in recognition of research services provided to the Adviser. The Advisers may effect transactions through brokers who sell Fund shares.

Purchases and sales of portfolio securities for Funds that invest in fixed-income investments usually are principal transactions. Debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Funds generally will effect purchases and sales of equity securities through brokers who charge commissions except in the over-the-counter markets. Purchases of debt and equity securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of debt securities and equity securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of each Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund. In transactions on stock exchanges in the United States, commissions are negotiated, whereas on foreign stock exchanges commissions are generally fixed. Where transactions are executed in the over-the-counter market, each Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others. In all cases the Funds will attempt to negotiate best execution.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, each of the Board, and Core Trust Board has authorized the Advisers to employ their respective affiliates to effect securities transactions of the Funds or the Portfolios, provided certain other conditions are satisfied. Payment of brokerage commissions to an affiliate of an Adviser for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions.  It is  the  Fund's  policy  that  commissions  paid  to  Schroder
Securities Limited, Norwest Investment Services, Inc. ("NISI") and other affiliates of an Adviser will, in the judgment of the Adviser responsible for making portfolio decisions and selecting brokers, be: (1) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the disinterested Trustees, has adopted procedures to ensure that commissions paid to affiliates of an Adviser by the Funds satisfy the foregoing standards. The Core Trust has adopted similar policies with respect to the Portfolios.

No Fund has an understanding or arrangement to direct any specific portion of its brokerage to an affiliate of an Adviser, and will not direct brokerage to an affiliate of an Adviser in recognition of research services. The practice of placing orders with NISI is consistent with each Fund's objective of obtaining best execution and is not dependent on the fact that NISI is an affiliate of Norwest.

From time to time, a Fund may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

A Fund or Portfolio may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, the Adviser of the Fund or Portfolio takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Advisers may also take into account payments made by brokers effecting transactions for a Fund or Portfolio: (1) to the Fund or Portfolio or
(2) to other persons on behalf of the Fund or Portfolio for services provided to the Fund or Portfolio for which it would be obligated to pay.

In addition, the Advisers may give consideration to research services furnished by brokers to the Advisers for their use and may cause the Funds and Portfolios to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Such research and analysis may be used by the Advisers in connection with services to clients other than the Funds and Portfolios, and not all such services may be used by the Adviser in connection with the Funds. An Adviser's fees are not reduced by reason of the Adviser's receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Boards may determine, an Adviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Investment decisions for the Funds (and for the Portfolios) will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Certain Funds may acquire securities issued by their "regular brokers and dealers" or the parents of those brokers and dealers. Regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year, (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

PORTFOLIO TURNOVER. A high rate of portfolio turnover involves corresponding greater expenses than a lower rate, which expenses must be borne by a Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. In order to continue for Federal tax purposes, less than 30% of the annual gross income of the Fund must be desired from the sale of securities held by the Fund for less than three months.

The frequency of portfolio transactions (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Portfolio may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Advisers anticipate that the annual portfolio turnover rate of each Portfolio will be less than 100% in their first year of operations. An annual portfolio turnover rate of 100% would occur if all of the securities in a Portfolio were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs and an increase in short term capital gains or losses to the Portfolio.


6.       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

GENERAL

Shares of all Funds are sold on a continuous basis by the distributor.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Funds have chosen not to make an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. Redemption requests in excess of applicable limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus and a redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

7.       TAXATION

TAX INFORMATION

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, each Fund will not be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to you as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) may apply to net gain from capital assets held for more than one year but not more than 18 months ("mid-term gain"), and a second rate (generally 20%) may apply to the balance of net capital gain ("adjusted net capital gain"). Distributions of mid-term gain and adjusted net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. If you hold shares for six months or less and during that period receive a long-term capital gain distribution, any loss realized on the sale of the shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Dividends or distributions made to you shortly after the purchase of Shares, although in effect a return of capital to you, will be taxable to you as described above.

It is expected that a portion of the dividends of each Fund, except Performa Strategic Value Bond Fund, will be eligible for the dividends received deduction for corporations. The amount of such dividends eligible for the dividends received deduction is limited to the amount of dividends from domestic corporations received during a Fund's fiscal year.

No Portfolio is required to pay federal income taxes on its net investment income and capital gain, as each Portfolio is treated as a partnership for federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the Funds investing in the Portfolio in proportion to the Funds' holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio or losses have been realized by the Portfolio.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income or other taxes. Performa Global Growth Fund intends to elect, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by its Portfolio. As a shareholder of that Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of such foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes.

Each Fund is required by federal law to withhold 31% of reportable payments paid to you (which may include dividends, capital gain distributions and redemptions) if you fail to provide the Fund with a correct taxpayer identification number or make required certifications, or who is subject to backup withholding. Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to you shortly after the close of each calendar year.

Qualification as a regulated investment company does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Fund must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Certain listed options, regulated futures contracts and forward currency contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Portfolio at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Portfolio on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. Each Portfolio can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

With respect to over-the-counter put and call options, gain or loss realized by a Portfolio upon the lapse or sale of such options held by such Portfolio will be either long-term or short-term capital gain or loss depending upon the Portfolio's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Portfolio will be treated as short-term capital gain or loss. In general, if a Portfolio exercises an option, or an option that a Portfolio has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Portfolio in conjunction with any other position held by such Portfolio may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that: (1) loss realized on disposition of one position of a straddle not be recognized to the extent that a Portfolio has unrealized gains with respect to the other position in such straddle; (2) a Portfolio's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Portfolio which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Portfolio all of the offsetting positions of which consist of section 1256 contracts.

For federal income tax purposes, gains and losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss.

A Portfolio's investments in zero coupon securities will be subject to special provisions of the Code which may cause the Portfolio to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Portfolio may be forced to sell other portfolio securities.

If Performa Global Growth Fund is eligible to do so, the Fund intends to file an election with the Internal Revenue Service to pass through to its shareholders its share of the foreign taxes paid by the Schroder Global Growth Portfolio. Pursuant to this election, a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes considered to have been paid by the Fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against federal income taxes. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes considered to have been paid by the Fund. Under recently enacted legislation, a shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund at least 16 days during the 30-day period beginning 15 days before the date on which the shareholder becomes entitled to receive the dividend.

8.   ADDITIONAL INFORMATION ABOUT THE TRUST AND THE SHAREHOLDERS
     OF THE FUNDS

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, NY 10004.

KPMG Peat Marwick LLP, 99 High Street, Boston, MA 02110, independent auditors, serve as the independent auditors for the Trust.

OWNERSHIP OF FUND SHARES


As of September 1, 1998 there were no persons who owned of record 5% or more of the outstanding shares of a Fund.

GENERAL INFORMATION

The Board of Trustees oversees the business affairs of the Funds and is responsible for major decisions relating to each Fund's investment objective and policies. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Board consists of eight persons. A board of trustees for each Core Trust (each a "Core Board") performs similar functions with respect to the Portfolios of those investment companies. The Core Board also monitors the activities of each Portfolio and its service providers.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may divide portfolios or series into classes of shares; the costs of doing so will be borne by the Trust. As of the date of this SAI, each Fund offers one class of shares. The Trust currently offers thirty-nine separate series.

VOTING AND OTHER RIGHTS

Each share has one vote, with fractional shares voting proportionally. Shares of the Trust will vote together without regard to series or classes of shares on all matters except: (1) when required by the 1940 Act or when the Trustees have determined that the matter affects the interests of one or more series or classes materially differently, shares will be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interest of one or more series or classes, only shareholders of that series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees. If a Fund were liquidated, its shareholder would receive the net assets of the Fund.

Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. When required by the 1940 Act and other applicable law, a Fund will solicit proxies from its shareholders and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could hold have voting control of the Portfolio.

From time to time, certain shareholders may own a large percentage of the Fund shares and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote. Due to its initial investment in each Fund, prior to the public offering of each Fund, Forum may be deemed to control each Fund.

The Trust received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's existing funds; however, the Trust currently issues and operates the various Funds, and separate classes of shares under the provisions of 1940 Act.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

In order to adopt the name Norwest Funds, the Trust agreed in each Investment Advisory Agreement with Norwest that if Norwest ceases to act as investment adviser to the Trust or any Fund whose name includes the word "Norwest," or if Norwest requests in writing, the Trust shall take prompt action to change the name of the Trust and any such Fund to a name that does not include the word "Norwest." Norwest may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by Norwest, including marks or symbols containing the word "Norwest" or any variation thereof, as Norwest deems appropriate. Upon Norwest's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust has acknowledged that any rights in or to the word "Norwest" and any such marks or symbols which exist or may exist, and under any and all circumstances, shall continue to be, the sole property of Norwest. Norwest may permit other parties, including other investment companies, to use the word "Norwest" in their names without the consent of the Trust. The Trust shall not use the word "Norwest" in conducting any business other than that of an investment company registered under the Act without the permission of Norwest.

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to a fund and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Norwest and any bank or other bank affiliate also may perform Processing Organization or similar services for the Funds and their shareholders. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Funds could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

CORE AND GATEWAY STRUCTURE

Each Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, that has the same investment objective and substantially identical investment policies as the Fund. Accordingly, each Portfolio directly acquires portfolio securities and a Fund acquires an indirect interest in those securities. Each Portfolio (other than Schroder Global Growth Portfolio) is a separate series of Core, a business trust organized under the laws of the State of Delaware in 1994. Schroder Global Growth Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in 1995. Core Trust and Schroder Core are registered under the 1940 Act as open-end, management, investment companies. The assets of each Portfolio belong only to, and the liabilities of each Portfolio are borne solely by, that Portfolio and no other portfolio of Core Trust or Schroder Core, as applicable.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. All investors in a Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses.

The Portfolios do not sell their shares directly to members of the general public. Another investor in a Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as any Fund, and could have different advisory and other fees and expenses than a Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests in a Portfolio. Information regarding any such funds is available from Core Trust by calling Forum at (207) 879-1900.

CERTAIN RISKS OF INVESTING IN PORTFOLIOS. A Fund's investment in a Portfolio may be affected by the actions of other large investors in that Portfolio. For example, if Disciplined Growth Portfolio had a large investor other than Performa Disciplined Growth Fund that redeemed its interest, Disciplined Growth Portfolio's remaining investors (including Disciplined Growth Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in a Portfolio; indeed, other investors holding a majority interest in a Portfolio could have voting control of the Portfolio.

The Board retains the right to withdraw each Fund's investment in a Portfolio at any time, and the Fund could thereafter invest directly in individual securities or could re-invest its assets in one or more other Core Portfolios. A Fund might withdraw its investment from a Portfolio, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by Norwest or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit Norwest to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

FINANCIAL STATEMENTS

The financial statements of each Fund for the year ended May 31, 1998 (which include statements of assets and liabilities, statements of operations, statements of changes in net assets, notes to financial statements, financial highlights, portfolios of investments and the independent auditors' report thereon) are included in the Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference.


REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

MUNICIPAL AND CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated C typically are subordinated to senior debt which as assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH IBCA, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rated F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue  which is rated caa is likely to be in  arrears on  dividend  payments.
This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note:   Moody's  applies  numerical   modifiers  1,  2  and  3  in  each  rating
classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT TERM MUNICIPAL LOANS

MOODY'S INVESTORS SERVICE. Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. A rating of MIG-1/VMIG-1 denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Loans bearing the MIG-2/VMIG-2 designation are of high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-1 group. A rating of MIG 3/VMIG 3 denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. A rating of MIG 4/VMIG 4 denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest. Issues rated SP-3 have speculative capacity to pay principal and interest.

FITCH IBCA, INC. Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Short-term issues rated F-1+ are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-1 reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1.

OTHER MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A-1 and A-2. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated A-2 are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                   APPENDIX B
                          GLOSSARY OF INVESTMENT TERMS

This glossary describes some of the types of securities and other obligations in which a Fund (or Portfolio) may invest. Although the descriptions refer to Portfolios only, the descriptions apply also to investments by the Funds. The Funds (and Portfolios) are not limited to the securities and obligations listed below, and may invest in the securities and other obligations described below and in other types of securities and obligations to the extent permitted by its investment objectives and policies. Refer to the SAI for a more detailed discussion of the Funds' investment policies and these and other securities and obligations in which the Funds (and Portfolios) may invest.

EQUITY AND RELATED SECURITIES

COMMON STOCK represents a share of ownership in a company, and usually carries voting rights and may earn dividends. Common stockholders are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including holders of debt securities) and, if applicable, preferred stockholders, are paid. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer.

CONVERTIBLE SECURITIES are preferred stocks or bonds that are convertible into common stock at a specified price or conversion ratio within a specific amount of time.

DEPOSITORY RECEIPTS are receipts for shares of a foreign-based company that entitle the holder to dividends and capital gain on the underlying security. Receipts include those issued by domestic banks (American Depository Receipts ("ADRs"), foreign financial institutions (Global or European Depository Receipts) and broker-dealers (depository shares). Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. A preferred stockholder generally is a shareholder in the company and not a creditor of the company. Preferred stock generally does not carry voting rights.

WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a specified period or indefinitely. The specified price for warrants usually represents a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance.

DEBT AND RELATED INVESTMENTS

BILLS, NOTES, BONDS AND DEBENTURES are debt securities issued by a corporation or other business entity, municipality, government or government agency. Bills usually have the shortest maturities and bonds the longest maturities. The issuer is required to pay the holder the face or principal amount of the loan at a specified maturity and, except for zero coupon securities, to make scheduled interest payments during the term of the securities.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") are debt obligations that are collateralized by mortgages or mortgage pass-through securities ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs may have priority over other classes with respect to the receipt of payments. CMOs may have complicated structures and generally involve more risks than less complex mortgage-related securities.

DEMAND NOTES are unsecured obligations redeemable upon a specified number of days' notice (typically not more than 30 days). These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for them. Although a purchaser of a demand note would generally not be able to resell a master demand note to a third party, the purchaser is entitled to demand payment from the issuer at any time in accordance with the note's notice provisions.

FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes securities of all maturities (for instance, bills, notes and bonds), securities on which interest or dividend payments are made before maturity and zero coupon securities, and securities of various issuers (for instance, corporate instruments, municipal securities and U.S. Government Securities) that pay a specified rate of interest for a specified period of time. The term also can include preferred stock, which pays fixed-dividends. Coupon, discount and dividend rates usually are fixed for the term of a security, but can provide for an increase or decrease in rate during the term of the security.

GUARANTEED INVESTMENT CONTRACTS are arrangements with an insurance companies under which the purchaser of the contract contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate may be fixed or tied to a specified market index, and the principal and interest are guaranteed by the insurance company.

HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by an NRSRO (I.E., "BB" or lower by S&P's and "Ba" or lower by Moody's). Other terms commonly used to describe these securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." These securities have speculative or predominantly speculative characteristics.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to securityholders on a pro rata basis. These securities involve prepayment risk, which is the risk that during periods of declining interest rates, the underlying mortgages or other debt may be refinanced or paid off prior to their maturities, leaving the holder unable to reinvest the prepaid amount at an interest rate comparable to the rate on the prepaid securities.

PARTICIPATION INTERESTS are interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender the participation interests back to the bank or other institution.

REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique is similar to borrowing.

SECURITY LOANS occur when the holder of a security lends it and receives a fee from the borrower or is able to retain interest from investing cash collateral deposited by the borrower. The lender may pay fees to arrange securities loans. Security loans involve the risk that the borrower will fail to return the borrowed security. In that case, the lender bears the risk of market value fluctuations until the security is returned or collateral can be liquidated and the proceeds (which may not cover the effects of fluctuations and the lenders costs) used to replace the unreturned securities.

VARIABLE AND FLOATING RATE SECURITIES are securities that have variable or floating rates of interest that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. In certain limited circumstances, adjustments in a security interest rate may affect the amount of principal paid at maturity. The adjustable rate tends to decrease the security's price sensitivity to changes in interest rates.

ZERO COUPON SECURITIES are debt securities that are issued at a discount from face value and do not pay interest prior to maturity. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than securities of comparable quality and maturity that pay interest during their term. Holders of a zero-coupon security with a term of more than a year must treat a portion of the discount of the security as income on the purchase price paid for the security. As the Funds distribute all of their net investment income, a Portfolio may have to sell portfolio securities to distribute the income resulting from this treatment, which may result in a taxable gain or loss and occur at a time when the investment adviser would not otherwise have chosen to sell the securities.

OTHER INVESTMENT TERMS AND TECHNIQUES

DOLLAR ROLL TRANSACTIONS occur when a Portfolio sells fixed income securities, typically mortgage-related securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the party to whom the original securities were sold. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Portfolio but it assumes the risk of ownership. A Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other forward commitments, dollar roll transactions involve the risk that the market value of the securities to be purchased by the Portfolio may decline below the price at which the Portfolio sold the original securities. Also, if the buyer of the original securities under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other buyer, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities, which may have increased a market value on the price at which the original securities were sold.

MARKET CAPITALIZATION refers to the value of an issuer's outstanding stock and is calculated by multiplying the total number of common shares outstanding by the market price per share of the stock.

RULE 144A SECURITIES are securities that are not registered for sale to the general public and may be resold only to certain types of institutional investors. Because of the restrictions on their resale, these securities may be difficult to resell at the same price as comparable non-restricted securities.

SHORT SALES AGAINST-THE-BOX occur when a Portfolio contemporaneously owns or has the right to obtain at no added cost securities identical to securities which the Portfolio has borrowed and sold, otherwise referred to as "sold short." For federal income tax purposes, short sales against-the-box may in certain cases be made to defer recognition of gain or loss on the sale of securities until the short position is closed out. Under recently enacted legislation, if a Portfolio has unrealized gain on securities it owns and sells identical securities short against-the-box, the Portfolio generally will be deemed to have sold the long position for tax purposes and thus will recognize gain.

WHEN-ISSUED, DELAYED DELIVERY and FORWARD TRANSACTIONS generally involve the purchase of a security under an agreement to make payment and accept delivery at some time in the future, (I.E., beyond the normal period of securities settlement). A Portfolio does not earn interest on such securities until settlement but bears the risk of market value fluctuations between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government Securities may be sold in this manner.

CERTIFICATES OF PARTICIPATION are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities.

FUTURES, OPTIONS AND OTHER DERIVATIVES

FORWARD CONTRACTS are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts generally are not exchange traded and are typically negotiated on an individual basis. The Portfolios may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on future purchases of such securities. Portfolios may also enter into forward contracts to purchase or sell securities indices or other financial indices.

FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver a commodity at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities indices and financial indices, including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolios may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures contracts are standardized and traded on exchanges.

INDEXED/STRUCTURED SECURITIES are typically short-to-intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, securities, indices, commodity prices or other financial indices. These securities may be positively or negatively indexed (I.E., their value may increase or decrease based on a movement in the price of the linked component). Indexed/structured securities may have return characteristics similar to direct investments in the linked component and may be more volatile than a direct investment in the linked component. These investments may be difficult to resell and a purchaser bears both the market risk of an investment in the linked component and the credit risk of the issuer.

INVERSE FLOATERS, a type of indexed/structured security, are variable or floating rate securities that pay interest at a rate that varies inversely with movements in prevailing short-term interest rates. Upon reset of the interest rate payable on an inverse floater, its interest rate may decrease if the linked interest rate increases. When short-term interest rates are relatively low compared to long-term interest rates, a Portfolio may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, potential yield. These investments may be difficult to resell and a purchaser bears both the market risk of the investment and the credit risk of the issuer.

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. Options may have standardized terms and be traded as exchanges or may be tailor-made and difficult to resell. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. A purchaser of a non-standardized option is subject both to market risk and the credit risk of the issuer.

SWAP AGREEMENTS include interest rate and mortgage (or other asset) swap agreements. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range. Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a substantial impact on a Portfolio's performance. Swap agreements expose a Portfolio to movements in the relative value of the obligations being swapped, to the credit risk of the counterparties and to the Portfolio's ability to terminate its swap agreements or reduce its exposure to them through offsetting transactions.

                        APPENDIX B - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable under the Investment Advisory Agreements between Norwest the Trust and Core Trust with respect to each Fund and applicable Core Portfolio, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. That table also shows the dollar amount of fees payable under the investment advisory agreements between Schroder and Core Trust with respect to Schroder Global Growth Portfolio and Performa Global Growth Fund, the amount of fee that was waived by Schroder, if any, and the actual fee received by Schroder. The data is for the past three fiscal years or shorter period if the Fund/Portfolio has been in operation for a shorter period.

                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED
PERFORMA STRATEGIC VALUE BOND FUND

     Year Ended May 31, 1998                            16,556                 0           16,556

PERFORMA DISCIPLINED GROWTH FUND

     Year Ended May 31, 1998                            29,904                 0           29,904

PERFORMA SMALL CAP VALUE FUND

     Year Ended May 31, 1998                            15,710                 0           15,710

PERFORMA GLOBAL GROWTH FUND

     Year Ended May 31, 1998                             2,503             2,503                0



TABLE 2 - MANAGEMENT FEES

The following table shows the dollar amount of fees payable to: Forum for its management services with respect to each Fund. Also shown are the amount of fees that were waived by Forum and Norwest, if any, and the actual fees received by Forum and Norwest. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

(I) MANAGEMENT FEES TO FORUM
                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
PERFORMA STRATEGIC VALUE BOND FUND

     Year Ended May 31, 1998                             3,317             3,205              112

PERFORMA DISCIPLINED GROWTH FUND

     Year Ended May 31, 1998                             3,307             3,151              156

PERFORMA SMALL CAP VALUE FUND

     Year Ended May 31, 1998                             1,644             1,563               81

PERFORMA GLOBAL GROWTH FUND

     Year Ended May 31, 1998                             3,887             3,595              292

(II) ADMINISTRATIVE FEES TO NORWEST

PERFORMA GLOBAL GROWTH FUND

     Year Ended May 31, 1998                               968               968                0


TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to Forum Accounting for its accounting services with respect to each Fund, the amount of fee that was waived by Forum Accounting, if any, and the actual fee received by Forum Accounting. The table also shows similar information with respect to International Portfolio. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
PERFORMA STRATEGIC VALUE BOND FUND
     Year Ended May 31, 1998                            12,411            10,500            1,911

PERFORMA DISCIPLINED GROWTH FUND
     Year Ended May 31, 1998                            13,225            10,500            2,725

PERFORMA SMALL CAP VALUE FUND
     Year Ended May 31, 1998                            12,320            10,500            1,820

PERFORMA GLOBAL GROWTH FUND
     Year Ended May 31, 1998                            19,935            10,500            9,435


                          APPENDIX C - PERFORMANCE DATA

TABLE 4 - TOTAL RETURNS

The average annual total return of each Fund for the period ended May 31, 1998 was as follows. The actual dates of the commencement of each Fund's operations is listed in the Fund's financial statements. The performance of the Funds marked with an asterisk (*) includes the performance of a collective investment fund or a common trust fund prior to its conversion into the Fund. (See "Performance and Advertising Data -- Multiclass, Collective INVESTMENT Fund, Common Trust Fund and Core-Gateway Performance.") Prior to 1989, the collective investment funds and common trust fund were valued on the calendar quarter; therefore the following chart does not reflect a Since Inception figure as of the fiscal year end for those funds adopting collective investment or common trust fund performance. Calendar quarter performance is available from the adviser.

              SEC STANDARDIZED RETURNS

                                  ONE      FIVE       TEN         SINCE
                                 YEAR      YEARS      YEARS     INCEPTION

PERFORMA STRATEGIC VALUE BOND FUND
                                  N/A       N/A        N/A        6.20%

PERFORMA DISCIPLINED GROWTH  FUND
                                  N/A       N/A        N/A        4.50%

PERFORMA SMALL CAP VALUE FUND
                                  N/A       N/A        N/A        1.60%

PERFORMA GLOBAL GROWTH FUND
                                  N/A       N/A        N/A        6.30%

                    APPENDIX E - OTHER ADVERTISEMENT MATTERS

From time to time, the sales material for the Funds may include a discussion of, and commentary by senior management of the Adviser on, the following.

The Trust may compare the Fund family against other bank-managed mutual funds or other investment companies based on asset size. The Adviser believes the Funds' growth may be attributed to three things: disciplined investment process, utilizing talented people and focusing on customer needs.

The Funds utilize a disciplined process which relies heavily upon its investment managers and an experienced investment research team. This approach maximizes consistency by ensuring that no individual manager's style unduly influences a fund's style.




NORWEST CORPORATION

1929     Northwestern National Bank and several
         upper midwest banks form a holding company called Northwestern National Bancorporation. "Banco" acquires 90 banks in its first year.

1932     At is peak, Banco owns a total of 139 affiliate banks.

1982     Banco enters the consumer  finance  business by acquiring  Dial Finance
         Company.

1983 The 87 affiliates of Banco are reborn as "Norwest Corporation."

1989 Norwest consolidates its operations in the new 57-story Norwest Center in downtown Minneapolis.

1997 Norwest reaches $50 billion in assets under management, including $19 billion in mutual funds.


NORWEST ADVANTAGE FUNDS

1946 Inception of the Common Trust Funds, the company's first pooled investment vehicles.

1987     Norwest introduces two new open-ended
         registered investment company funds
         (commonly known as mutual funds), called the Prime Value Funds. In less than one year, assets under management reach $500 million.

1992 The Norwest mutual fund family expands to 11 mutual funds. Assets under management grow to $3.2 billion.

1994 Conversion to Norwest Collective Funds (bank collective investment funds) into NORWEST ADVANTAGE FUNDS (mutual funds).

1998 NORWEST ADVANTAGE FUNDS family includes 41 mutual funds with over $20 billion in assets under management.

NORWEST CENTER
MINNEAPOLIS, MINNESOTA
DESIGNED BY WORLD-RENOWNED ARCHITECT CESAR PELLI, THE NORWEST CENTER WAS CONSTRUCTED IN 1988. SINCE THEN, IT HAS RECEIVED SEVERAL PRESTIGIOUS ARCHITECTURAL AWARDS, INCLUDING THE LARGE SCALE OFFICE AWARD OF EXCELLENCE, FROM THE URBAN LAND INSTITUTE (1989); THE NAIOP (MINNESOTA) AWARD FOR EXCELLENCE -- DOWNTOWN BUILDING OF THE YEAR (1989); THE BOMA (MINNEAPOLIS) OFFICE BUILDING OF THE YEAR, OVER 500,000 SQ. FT. (1993); AND THE BOMA (MIDWEST NORTHERN REGION) OFFICE BUILDING OF THE YEAR, OVER 500,000 SQ. FT. (1994). THE NORWEST CENTER IS LOCATED IN THE FINANCIAL DISTRICT OF MINNEAPOLIS AT 90 SOUTH SEVENTH STREET.

                      NORWEST WEALTHBUILDER II PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION




                                 OCTOBER 1, 1998




               NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
              NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO
                    NORWEST WEALTHBUILDER II GROWTH PORTFOLIO

                          NORWEST ADVANTAGE PORTFOLIOS
                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 1, 1998



ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:                         DISTRIBUTION:
         Norwest Bank Minnesota, N.A.             Forum Financial Services, Inc.
         Transfer Agent                           Manager and Distributor
         733 Marquette Avenue                     Two Portland Square
         Minneapolis, MN  55479-0040              Portland, Maine 04101
         (612) 667-8833/(800) 338-1348            (207) 879-1900

Norwest   Advantage  Funds  is  registered  with  the  Securities  and  Exchange
Commission as an open-end management investment company under the Investment Company Act of 1940, as amended.


This Statement of Additional Information supplements the Prospectus dated October 1, 1998, as may be amended from time to time, offering Class C shares of the Norwest WealthBuilder II Portfolios of Norwest Advantage Funds: Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Balanced Portfolio.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH A THE CURRENT PROSPECTUS OF THE PORTFOLIOS, COPIES OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE DISTRIBUTOR AT THE ADDRESS LISTED ABOVE.

                                TABLE OF CONTENTS
                                                             Page
                                                             ----
Introduction                                                   1

1.  Investment Policies                                        3
         Security Ratings Information                          3
         Fixed Income Investments                              3
         Mortgage-Backed And Asset-Backed  Securities          9
         Interest Rate Protection Transactions                11
         Hedging And Option Income Strategies                 11
         Foreign Currency Transactions                        19
         Equity Securities                                    20
         Illiquid Securities and Restricted Securities        23
         Loans of Portfolio Securities                        24
         Borrowing And Transactions Involving Leverage        24
         Repurchase Agreements                                27
         Temporary Defensive Position                         27

2.  Investment Limitations                                    27
         Fundamental Limitations                              27
         Non-Fundamental Limitations                          29

3.  Performance and Advertising Data                          30
         SEC Yield Calculations                               30
         Total Return Calculations                            31
         Other Advertisement Matters                          32

4.  Management                                                33
         Trustees and Officers                                33
         Investment Advisory Services                         36
         Management and Administrative Services               36
         Distribution                                         38
         Transfer Agent                                       40
         Custodian                                            40
         Portfolio Accounting                                 40
         Expenses                                             41

5.  Portfolio Transactions                                    41

6.  Additional Purchase and Redemption Information            43
         General                                              43
         Exchanges                                            43
         Redemptions                                          44

7.  Taxation                                                  44

                                TABLE OF CONTENTS

                                                             Page


8.  Additional Information About the Trust
    and the Shareholders of the Portfolios                    45
         Counsel and Auditors                                 45
         General Information                                  45
         Shareholdings                                        46
         Financial Statements                                 46
         Registration Statement                               46

Appendix A - Investments, Strategies and Risk Considerations  A-1

Appendix B - Description of Securities Ratings                B-1

                                  INTRODUCTION

The Trust was originally organized under the name "Prime Value Portfolios, Inc." as a Maryland corporation on August 29, 1986, and on July 30, 1993, was reorganized as a Delaware business trust under the name "Norwest Funds." On October 1, 1995, the Trust changed its name to "Norwest Advantage Funds" and on June 1, 1997, changed its name back to "Norwest Funds." On August 4, 1997, the Trust changed its name back to "Norwest Advantage Funds." The Portfolios currently offer one class of shares: Class C shares.

Each Portfolio's investment adviser is Norwest Investment Management, Inc. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank").
Norwest Bank, a subsidiary of Norwest Corporation, serves as the Trust's transfer agent, dividend disbursing agent and custodian.

Forum Financial Services, Inc. ("Forum"), a registered broker-dealer, serves as the Trust's manager and as distributor of the Trust's shares. Forum Administrative Services, Limited Liability Company ("FAS") serves as each Portfolio's administrator.

As used in this SAI, the following terms shall have the meanings listed:

          "Adviser" or "Investment Adviser" shall mean Norwest.

          "Board" shall mean the Board of Trustees of the Trust.

          "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

          "Code" shall mean the Internal Revenue Code of 1986, as amended.

          "Custodian" shall mean Norwest acting in its capacity as custodian of a Portfolio.

          "FAS" shall mean Forum Administrative Services, LLC, the Trust's administrator.

          "Fitch" shall mean Fitch IBCA, Inc.

          "Forum" shall mean Forum Financial Services, Inc., a registered broker-dealer and distributor of the Trust's shares.

          "Forum Accounting" shall mean Forum Accounting Services, LLC, the Trust's accountant.

          "Portfolio"  shall mean each of the three separate series of the Trust
          to  which  this  Statement  of  Additional   Information   relates  as
          identified on the cover page.

          "Moody's" shall mean Moody's Investors Service.

          "Norwest" shall mean Norwest Investment Management, Inc., a subsidiary of Norwest Bank Minnesota, N.A.

          "Norwest Bank" shall mean Norwest Bank Minnesota, N.A., a subsidiary of Norwest Corporation.

          "NRSRO"  shall  mean  a  nationally   recognized   statistical  rating
          organization.

          "SEC" shall mean the U.S. Securities and Exchange Commission.

          "S&P" shall mean Standard & Poor's.

          "Stock Index Futures" shall mean futures contracts that relate to broadly-based stock indices.

          "Transfer Agent" shall mean Norwest Bank acting in its capacity as transfer and dividend disbursing agent of a Portfolio.

          "Trust" shall mean Norwest Advantage Funds, an open-end, management investment company registered under the 1940 Act.

          "Underlying Funds" means the affiliated and non-affiliated open-end, management investment companies or series in which the Portfolios invest.

          "U.S.   Government   Securities"  shall  mean  obligations  issued  or
          guaranteed by the U.S. Government, its agencies or instrumentalities.

          "1933 Act" shall mean the Securities Act of 1933, as amended.

          "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.       INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in each Prospectus concerning each Portfolio's investments, investment techniques and strategies and the risks associated therewith. No Portfolio may make any investment or employ any investment technique or strategy not referenced in the Prospectus which relates to that Portfolio. Each Portfolio seeks to achieve its investment objective by investing substantially all of its investable assets in the Underlying Funds. Accordingly, the investment experience of each of these Portfolios will correspond directly with the investment experience of its respective Underlying Funds. Therefore, although the following discusses the investment policies of the Portfolios, it applies equally to the Underlying Funds.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Portfolios may use these ratings to determine whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Portfolio (neither event requiring sale of such security by a Portfolio), Norwest will determine whether the Portfolio should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Investment Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

A Portfolio may purchase unrated securities if the Adviser determines the security to be of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Portfolio.

To limit credit risks, certain Portfolios may only invest in securities that are investment grade (rated in the top four long-term investment grades by an NRSRO or in the top two short-term investment grades by an NRSRO.) Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's and BBB in the case of S&P and Fitch; the lowest permissible long-term investment grades for preferred stock are Baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics.

FIXED INCOME INVESTMENTS

GENERAL INFORMATION CONCERNING FIXED INCOME SECURITIES

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

Obligations  of  issuers  of  fixed  income  securities   (including   municipal
securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

U.S. GOVERNMENT SECURITIES

In addition to obligations of the U.S. Treasury, each of the Portfolios may invest in U.S. Government Securities. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Small Business Administration, the Government National Mortgage Association and the Student Loan Marketing Association. Others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported primarily or solely by the creditworthiness of the issuer. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. A Portfolio will invest in the obligations of such agencies or instrumentalities only when Norwest believes that the credit risk with respect thereto is consistent with the Portfolio's investment policies.

BANK OBLIGATIONS

Each Portfolio may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. A Portfolio's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Investment Adviser believes do not present undue risk.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Portfolio's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

The Portfolios may invest in Eurodollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are essentially the same as ETDs, except that they are issued by Canadian offices of major Canadian banks.

Investments that a Portfolio may make in instruments of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Portfolio.

SHORT TERM DEBT SECURITIES/COMMERCIAL PAPER

Each Portfolio may assume a temporary defensive position and may invest without limit in commercial paper that is rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Investment Adviser to be of comparable quality. Portfolios also may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Portfolio may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

GUARANTEED INVESTMENT CONTRACTS

The Portfolios may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit Portfolio on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit Portfolio. A Portfolio will purchase a GIC only when the Investment Adviser has determined that the GIC presents minimal credit risks to the Portfolio and is of comparable quality to instruments in which the Portfolio may otherwise invest. Because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

ZERO COUPON SECURITIES

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires that a Portfolio accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the Portfolio receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Portfolio and must be distributed to its shareholders. The Portfolios distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Investment Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Currently, U.S. Treasury securities issued without coupons include Treasury bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These stripped components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). A number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). In addition, corporate debt securities may be zero coupon securities.

MUNICIPAL SECURITIES

Municipal securities are issued by the States, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the States, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. They include the following: tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax anticipation notes are issued to finance working capital needs of municipalities, and are payable from various anticipated future seasonal tax revenues, such as income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under various federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged and are typically payable from proceeds of the long-term bonds. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many such projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Municipal notes also include longer term issues that are remarketed to investors periodically, usually at one year intervals or less.

MUNICIPAL BONDS. Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities, or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Municipal bonds are considered private activity bonds if they are issued to raise money for privately owned or operated facilities used for such purposes as production or manufacturing, housing, health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's owner or user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While at one time the pertinent provisions of the Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of organizations described in Section 501(c)(3) of the Code, multi-family rental housing facilities, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing could become increasingly limited.

OTHER MUNICIPAL OBLIGATIONS. Other municipal obligations, incurred for a variety of financing purposes, include municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract. Municipal leases are entered into by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without being required to meet the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

ALTERNATIVE MINIMUM TAX. Municipal securities are also categorized according to:
(1) whether the interest is or is not includable in the calculation of alternative minimum taxes imposed on individuals and corporations, (2) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and (3) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

PUTS AND STANDBY COMMITMENTS ON MUNICIPAL SECURITIES. The Portfolios may acquire "puts" with respect to municipal securities. A put gives the Portfolio the right to sell the municipal security at a specified price at any time on or before a specified date. The Portfolios may sell, transfer or assign a put only in conjunction with its sale, transfer or assignment of the underlying security or securities. The amount payable to a Portfolio upon its exercise of a "put" is normally: (1) the Portfolio's acquisition cost of the municipal securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (2) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Portfolios to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Portfolio's assets at a rate of return more favorable than that of the underlying security. The Portfolios expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolios may pay for a put either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Portfolios intend to enter into puts only with dealers, banks and broker-dealers which, in Norwest's opinion, present minimal credit risks.

The Portfolios may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. A Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Portfolios' policy is to enter into stand-by commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Portfolio are valued at zero in determining net asset value. When a Portfolio pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities.

VARIABLE AND FLOATING RATE SECURITIES

The securities in which the Portfolios invest (including municipal securities or mortgage- and asset-backed securities, as applicable) may have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically accordingly to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Portfolio may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-related securities or mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Portfolio may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Portfolio's, yield.

There may not be an active secondary market for any particular floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Portfolio to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Portfolio is not entitled to exercise any demand rights it may have. A Portfolio could, for this or other reasons, suffer a loss with respect to an instrument. The Portfolios' Investment Adviser monitors the liquidity of the Portfolios' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The payment of principal and interest by issuers of certain securities purchased by the Portfolios may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolios' investment quality requirements.

Variable rate obligations purchased by the Portfolios may include participation interests in variable rate obligations purchased by the Portfolios from banks, insurance companies or other financial institutions that are backed by irrevocable letters of credit or guarantees of banks. The Portfolios can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Portfolio's participation interest in the instrument, plus accrued interest, but will do so only: (1) as required to provide liquidity to a Portfolio; (2) to maintain a high quality investment portfolio; or (3) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments.

The Portfolios will not purchase participation interests in variable rate obligations unless it is advised by counsel or receives a ruling of the Internal Revenue Service that interest earned by the Portfolios from the obligations in which it holds participation interests is exempt from Federal income tax. The Internal Revenue Service has announced that it ordinarily will not issue advance rulings on certain of the Federal income tax consequences applicable to securities, or participation interests therein, subject to a put. Each Portfolio's investment adviser monitors the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Portfolio on the basis of published financial information, rating agency reports and other research services to which the Investment Adviser may subscribe.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Portfolio might be entitled to less than the initial principal amount of the security upon the security's maturity. The Portfolios intend to purchase such securities only when the Investment Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. A Portfolio may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that a Portfolio will be able to limit principal fluctuations and, accordingly, a Portfolio may incur losses on those securities even if held to maturity without issuer default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories: (1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include: (1) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class); (2) creation of "spread accounts" or "reserve Portfolios" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses); and (3) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.

ASSET-BACKED SECURITIES

A Portfolio may invest in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which a Portfolio may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES

Some tranches of mortgage-backed securities, including CMOs, are structured so that investors receive only principal payments generated by the underlying collateral. Principal only securities ("POs") usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to prepayment rates, which, in turn, vary with interest rate changes. If interest rates are falling and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop.

Interest only securities ("IOs") result from the creation of POs; thus, CMOs with PO tranches also have IO tranches. IO securities sell at a deep discount to their "notional" principal amount, namely the principal balance used to calculate the amount of interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash-flow declines.

Unlike POs, IOs increase in value when interest rates rise and prepayment rates slow; consequently they are often used to "hedge" portfolios against interest rate risk. If prepayment rates are high, a Portfolio may receive less cash back than it initially invested.

INTEREST RATE PROTECTION TRANSACTIONS

Certain Portfolios may enter into interest rate protection transactions, including interest rate swaps, caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange interest payment streams that are based, for example, on variable and fixed rates that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which the payments are made when a designated market interest rate either goes above a designated ceiling or goes below a designated floor on predetermined dates or during a specified time period.

A Portfolio expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

A Portfolio may enter into interest rate protection transactions on an asset-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Portfolios believe such obligations do not constitute senior securities. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. Each Portfolio also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Portfolio.

A Portfolio will enter into interest rate protection transactions only with banks and other institutions believed by the Investment Adviser to present minimal credit risks. If there is a default by the other party to such a transaction, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized. Accordingly, those instruments are less liquid than swaps.

HEDGING AND OPTION INCOME STRATEGIES

COVERED CALLS AND HEDGING

The Portfolios may write covered calls on up to 100% of their total assets or may employ one or more types of instruments to hedge ("Hedging Instruments"). When hedging to attempt to protect against declines in the market value of its securities, to permit the it to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, a Portfolio would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures.

When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which a Portfolio will normally purchase and then terminate the hedging position), a Portfolio would:
(1) purchase Stock Index Futures or (2) purchase calls on such Futures or on securities. The Portfolios' strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Portfolios' activities in the underlying cash market.

WRITING COVERED CALL OPTIONS. A Portfolio may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Portfolio owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Portfolio is exercised, the Portfolio forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When a Portfolio writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Portfolio if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Portfolio are taxable as ordinary income. If the Portfolio could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

A Portfolio may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Portfolio covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Portfolio will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Portfolio to deliver a futures contract; it would simply put the Portfolio in a short futures position, which is permitted by the Portfolio's hedging policies.

PURCHASING CALLS AND PUTS. A Portfolio may purchase put options ("puts") which relate to: (1) securities held by it, (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio); or (3) broadly-based stock indices. A Portfolio may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Portfolio may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by a Portfolio would not exceed 5% of the Portfolio's total assets.

When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payments and the right to purchase the underlying investment. When a Portfolio purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When a Portfolio purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future a Portfolio owns enables the Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by a Portfolio permits the Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When a Portfolio purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Portfolio to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Portfolio's delivery of the underlying investment.

STOCK INDEX FUTURES. A Portfolio may buy and sell futures contracts only if they are Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Portfolio will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Portfolio's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the futures contract is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Portfolio buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Portfolio, a seller of a corresponding call on the same index will pay the Portfolio an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE. A Portfolio's custodian, or a securities depository acting for the custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options, or as to other acceptable escrow securities, so that no margin will be required for such transactions. The OCC will release the securities on the expiration of the option or upon the Portfolio's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

A Portfolio's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Portfolio may cause the Portfolio to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Portfolio's control. The exercise by a Portfolio of puts on securities or Stock Index Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Portfolio's control, holding a put might cause the Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments, and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

REGULATORY ASPECTS OF HEDGING INSTRUMENTS AND COVERED CALLS. A Portfolio must operate within certain restrictions as to its long and short positions in Stock Index Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. Except as permitted by the CFTC Rule, no Portfolio will, as to any positions, whether short, long or a combination thereof, enter into Stock Index Futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets. Under the CFTC Rule also, a Portfolio must, as to its short positions, use Stock Index Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA.

Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Stock Index Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Portfolio purchases a Stock Index Future, the Portfolio will maintain, in a segregated account or accounts with its custodian bank, cash or liquid assets in an amount equal to the market value of the securities underlying such Stock Index Future, less the margin deposit applicable to it.

LIMITS ON USE OF HEDGING INSTRUMENTS. Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). One of the tests for such qualification is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. Due to this limitation, each Portfolio will limit the extent to which it engages in the following activities, but will not be precluded from them: (1) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Portfolio; (2) purchasing calls or puts which expire in less than three months; (3) effecting closing transactions with respect to calls or puts purchased less than three months previously; (4) exercising puts held for less than three months; and (5) writing calls on investments held for less than three months.

POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks discussed above, there is a risk in using short hedging by selling Stock Index Futures or purchasing puts on stock indices that the prices of the applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Portfolio's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

The risk of imperfect correlation increases as the composition of a Portfolio's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the Hedging Instruments, a Portfolio may use Hedging Instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of such equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that where a Portfolio has used Hedging Instruments in a short hedge, the market may advance and the value of equity securities held in the Portfolio's portfolio may decline. If this occurred, the Portfolio would lose money on the Hedging Instruments and also experience a decline in value in its equity securities. However, while this could occur for a very brief period or to a very small degree, the value of a diversified portfolio of equity securities will tend to move over time in the same direction as the indices upon which the Hedging Instruments are based.

If a Portfolio uses Hedging Instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline; if the Portfolio then concludes not to invest in equity securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

Additionally, each Portfolio may: (1) purchase or sell (write) put and call options on securities to enhance the Portfolio's performance and (2) seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. Certain Portfolios currently do no not intend to enter into any such transactions. Whether or not used for hedging purposes, these investments techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Portfolio. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Portfolio's investment adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Portfolio invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

No assurance can be given that any hedging or option income strategy will succeed in achieving its intended result.

Except as otherwise noted in the Prospectus or herein, a Portfolio will not use leverage in its option income and hedging strategies. In the case of transactions entered into as a hedge, a Portfolio will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Portfolio will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either: (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Portfolios will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount.

Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Portfolio may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Portfolio may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Portfolio will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Investment Adviser believes that a liquid secondary market for the option exists. When a Portfolio purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option.
Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Portfolios.

Upon selling an option, a Portfolio receives a premium from the purchaser of the option. Upon purchasing an option the Portfolio pays a premium to the seller of the option. The amount of premium received or paid by the Portfolio is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

Certain Portfolios may purchase call options on debt securities that Norwest intends to include in the Portfolio's investment portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Portfolio to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Portfolio may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Portfolio to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Portfolio is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Portfolio realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Investment Adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Portfolios may purchase and write put and call options on fixed income or equity security indices in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

A Portfolio may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Portfolio holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Hedging and Option Income Strategies --Options Strategies" and "Foreign Currency Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Portfolio may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Portfolio may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Portfolio wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Portfolio. Closing transactions essentially permit the Portfolio to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Investment Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Portfolio would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Portfolio may result in material losses to the Portfolio.

         (4) A Portfolio's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

         (5) When a Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Portfolio may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Portfolio may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for Portfolio management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Portfolio may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

A Portfolio may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, a Portfolio may sell foreign currency futures contracts when its Investment Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Portfolio's foreign securities holdings. A Portfolio may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Portfolio against such increase. A Portfolio may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Portfolio may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts; rather, a Portfolio is required to deposit (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In that event, it may not be possible for a Portfolio to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by a Portfolio of futures contracts and related options will depend upon the Investment Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. A Portfolio will not trade options on futures contracts on any exchange or board of trade unless and until, in Norwest's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) A Portfolio's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

         (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, a

Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Portfolio may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Portfolio may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Portfolio will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section 4.5 of the rules of the CFTC. Under that section a Portfolio will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Portfolio's net assets.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign companies will usually involve the currencies of foreign countries. In addition, a Portfolio may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of a Portfolio, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Portfolio may incur costs in connection with conversions between various currencies. A Portfolio may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Portfolio. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

A Portfolio may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, a Portfolio may enter into forward contracts in connection with existing portfolio positions. For example, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Portfolio to incur losses on these contracts and transaction costs. The Adviser does not intend to enter into forward contracts on a regular or continuous basis and will not do so with respect to a Portfolio if, as a result, a Portfolio will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's investment securities or other assets denominated in that currency.

At or before the settlement of a forward contract, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Portfolio into the currency. The Portfolio may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Portfolio engages in an offsetting transaction, it will realize a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market.

When required by applicable regulatory guidelines, a Portfolio will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount.

EQUITY SECURITIES

COMMON STOCK AND PREFERRED STOCK

Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in general, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Portfolio may be traded in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Portfolio of a portfolio security to meet redemptions by shareholders or otherwise may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES

A Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

EQUITY-LINKED SECURITIES

Equity-linked securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The following are three examples of equity-linked securities.

Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer either at any time or when the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Portfolios that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Portfolios that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Portfolio will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

WARRANTS

A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Portfolio will lose the purchase price paid for the warrant and the right to purchase the underlying security.

HIGH YIELD/JUNK BONDS

Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on:
(1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, the Portfolio may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Investment Adviser.

Prices for high yield/high risk securities also may be affected by legislative and regulatory developments. For example, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Portfolio's net asset value and investment practices, the market for high yield/high risk securities, the financial condition of issuers of these securities and the value of outstanding high yield/high risk securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Investment Adviser may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Portfolio experiences unexpected net redemptions, the Investment Adviser may be forced to sell the Portfolio's higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield/high risk securities.

ILLIQUID AND RESTRICTED SECURITIES

Each Portfolio may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities"), securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and which are otherwise not readily marketable and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements not entitling the holder to repayment within seven days. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making day-to-day determinations of liquidity to the Investment Adviser of the Portfolios, pursuant to guidelines approved by the Board. The Investment Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Investment Adviser monitors the liquidity of the securities held by each Portfolio and reports periodically on such decisions to the Board.

In connection with a Portfolio's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by the Portfolio with the issuer at the time such securities are purchased by the Portfolio. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time the Portfolio would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

A institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act under guidelines adopted by the Board, the Investment Adviser may determine that such securities are not illiquid securities. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be illiquid.

LOANS OF PORTFOLIO SECURITIES

Each Portfolio may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Portfolio is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Portfolio. In a portfolio securities lending transaction, the Portfolio receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Portfolio pays in arranging the loan. The Portfolio may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board. The Portfolio will not lend its portfolio securities to any officer, director, employee or affiliate of the Portfolio or the Adviser. The terms of a Portfolio's loans must meet certain tests under the Code and permit the Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

Each Portfolio may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts not expected to exceed five (5) percent of the value of any Portfolio's assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed Portfolios (or on the assets that were retained rather than sold to meet the needs for which Portfolios were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Except as otherwise noted, no Portfolio may purchase securities for investment while any borrowing equaling five percent or more of the Portfolio's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Portfolio's total assets. A Portfolio's use of borrowed proceeds to make investments would subject the Portfolio to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Portfolio maintains a segregated account.

OTHER TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Portfolios may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Portfolios may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to a Portfolio through the investment technique is used to make additional portfolio investments. The Portfolios use these investment techniques only when Norwest believes that the leveraging and the returns available to the Portfolio from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Portfolio achieves the right to a return on a capital base that exceeds the investment the Portfolio has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Portfolio. Leverage may involve the creation of a liability that requires the Portfolio to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Portfolio's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Portfolio is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Portfolio than if the Portfolio were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Portfolio's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Portfolio's use of leverage would result in a lower rate of return than if the Portfolio were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Portfolio were not leveraged. In an extreme case, if the Portfolio's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Portfolio to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT

In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set and maintain in a segregated account cash, U.S. Government Securities and liquid securities (or other assets as may be permitted by the SEC) in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Portfolio's commitments under these transactions. The Portfolio's commitments include the Portfolio's obligations to repurchase securities under a reverse repurchase agreement and settle when-issued and forward commitment transactions.

MARGIN AND SHORT SALES

Prohibitions on entering short sales do not restrict a Portfolio's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Portfolio with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When a Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Portfolio will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. A Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent a Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Portfolio's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued and delayed delivery transactions enables the Portfolio to hedge against anticipated changes in interest rates and prices. If the Investment Adviser were to forecast incorrectly the direction of interest rate movements, however, a Portfolio might be required to complete when-issued or delayed delivery transactions at prices inferior to the current market values. Securities purchased pursuant to when-issued and delayed delivery transactions may be sold prior to the settlement date, but a Portfolio enters into when-issued and delayed delivery transactions only with the intention of actually receiving or delivering the securities, as the case may be. In some instances, the third-party seller of when-issued or delayed delivery securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Portfolio may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Portfolio to "roll over" its purchase commitment, the Portfolio may receive a negotiated fee. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Portfolio's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Portfolio's net asset value. For purposes of the Portfolios' investment policies, the purchase of securities with a settlement date occurring on a Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or delayed delivery purchase.

REPURCHASE AGREEMENTS

The Portfolios may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price (including accrued interest). In the event of default by the seller under the repurchase agreement, a Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the Adviser reviews the credit-worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements.

Securities subject to repurchase agreements will be held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by a Portfolio for certain purposes under the 1940 Act.

TEMPORARY DEFENSIVE POSITION

When a Portfolio, in accordance with the policies described in its Prospectus, assumes a temporary defensive position, it may invest without limit in: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation; (3) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the investment adviser to be of comparable quality; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and
(5) money market mutual funds.

2.       INVESTMENT LIMITATIONS

For purposes of all fundamental and nonfundamental  investment  policies of each
Portfolio: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio may rely and
(2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio may rely.

Each Portfolio has adopted the investment policies listed in this section which are nonfundamental policies unless otherwise noted. Except for its investment objective, which is Fundamental, the Portfolio has not adopted any Fundamental policies except as required by the 1940 Act.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A Fundamental policy of a Portfolio cannot be changed without the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented.

FUNDAMENTAL LIMITATIONS

Each Portfolio has adopted the following investment limitations that are fundamental policies.

(1)      DIVERSIFICATION

                  No Portfolio may, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer or (2) the Portfolio would own more than 10% of the outstanding voting securities of any single issuer.

2.       INDUSTRY CONCENTRATION

                  No Portfolio may purchase a security if, as a result, more than 25% of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements covering U.S. Government Securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, each Portfolio may invest in one or more investment companies; provided that, except to the extent the Portfolio invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Portfolio treats the assets of the investment companies in which it invests as its own for purposes of this policy.

                  For purposes of this policy: (1) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security; (2) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (3) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3.       BORROWING

                  No Portfolio may borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Portfolio's total assets.

4.       REAL ESTATE

                    No Portfolio may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.       LENDING

                    No Portfolio may make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

                    No Portfolio may lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Portfolio's total assets.

6.       Commodities

                    No Portfolio may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.       UNDERWRITING

                    No Portfolio may underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Portfolio's assets, the Portfolio may be deemed to be an underwriter.

8.       SENIOR SECURITIES

                    No Portfolio may issue senior securities except to the extent permitted by the 1940 Act.

NONFUNDAMENTAL LIMITATIONS

Each Portfolio has adopted the following investment limitations which are not fundamental policies of the Portfolio. A nonfundamental policy will not be used to defeat a fundamental limitation of a Portfolio. These nonfundamental policies may be changed by the Board.

(1)      BORROWING

                  For purposes of the limitation on borrowing, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities);
                  (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities ("leverage transactions").

2.       LIQUIDITY

                  No Portfolio may invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. Each Portfolio may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

3.       EXERCISING CONTROL OF ISSUERS

                  No Portfolio may make investments for the purpose of exercising control of an issuer. Investments by a Portfolio in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.
4.       OTHER INVESTMENT COMPANIES

                  No Fund may invest in securities of another investment company, except to the extent permitted by the 1940 Act.

5.       SHORT SALES AND PURCHASING ON MARGIN

                  Under normal circumstances, no Portfolio may sell securities short, provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

                  No Portfolio may purchase securities on margin, except that a Portfolio may use short-term credit for the clearance of the Portfolio's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6.       OPTIONS, WARRANTS AND FUTURES CONTRACTS

                  No Portfolio may invest in futures or options contracts regulated by the CFTC for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

                  No Portfolio: (1) will hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"); (2) will buy futures contracts or write put options whose underlying value exceeds [25%] of the Portfolio's total assets; and (3) will buy call options with a value exceeding [5%] of the Portfolio's total assets.

3.       PERFORMANCE AND ADVERTISING DATA

Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Portfolios is historical and is not intended to indicate future returns. Each Portfolio's yield and total return fluctuate in response to market conditions and other factors. The value of a Portfolio's shares when redeemed may be more or less than their original cost.

In performance advertising, the Portfolios may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Portfolio Tracking Companies"). The Portfolios may also compare any of their performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, Russell 2000 Index, Morgan Stanley-Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Portfolios may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Portfolios may also refer in such materials to mutual Portfolio performance rankings and other data published by Portfolio Tracking

Companies. Performance advertising may also refer to discussions of the Portfolios' and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing a Portfolio's performance, investors should be aware that each Portfolio's yield fluctuates from day to day and that the Portfolio's yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on the Portfolio's shares. Norwest, Processing Organizations and others may charge their customers, various retirement plans or other shareholders that invest in a Portfolio fees in connection with an investment in a Portfolio, which will have the effect of reducing the Portfolio's net yield to those shareholders. The yields of a Portfolio are not fixed or guaranteed, and an investment in a Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Portfolio's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

FIXED INCOME AND EQUITY PORTFOLIOS

Standardized yields for the Portfolios used in advertising are computed by dividing a Portfolio's dividends and interest earned (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Portfolio's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to municipal securities purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis. In general, interest income is increased with respect to municipal securities purchased at original issue at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining each Portfolio's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Portfolio may differ from the rate of distribution the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of a Portfolio's return, including the effect of reinvesting dividends and capital gain distributions, any change in the Portfolio's net asset value per share over the period and maximum sales charge, if any, applicable to purchases of the Portfolio's shares. Average annual total returns are calculated, through the use of a formula prescribed by the SEC, by determining the growth or decline in value of a hypothetical historical investment in a Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. The average annual total return is computed separately for each class of shares of a Portfolio. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Portfolios.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P = a  hypothetical  initial  payment  of  $1,000
                  T =  average annual total return
                  n = number of years
                  ERV  = ending  redeemable  value:  ERV  is  the  value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the sales load according to the following formula:

       P(1+U)n = ERV

Where    P        =        a hypothetical initial payment of $1,000.

         U = average annual total return assuming non payment of the maximum sales load at the beginning of the stated period.

         n              number of years

         ERV      =     ending redeemable value of a hypothetical $1,000 payment
                        at the end of the stated period

In addition to average annual returns, each Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                    PT = period total return
                    The other definitions are the same as in average annual total return above

OTHER ADVERTISEMENT MATTERS

The Portfolios may advertise other forms of performance. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Portfolio's front-end sales charge or contingent deferred sales charge; excluding sales charges from a total return calculation produces a higher return figure. Any performance information may be presented numerically or in a table, graph or similar illustration.

The Portfolios may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual Portfolios that may be employed by an investor to meet specific financial goals, such as fund retirement, paying for children's education and financially supporting aging parents; (3) information

(including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quartile or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the  annual  rates  of  inflation  were 4%,  5%,  6% and 7%,  respectively;  (5)
information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) descriptions of the Portfolios' portfolio managers and the portfolio management staff of the Investment Adviser or summaries of the views of the portfolio managers with respect to the financial markets; (7) the results of a hypothetical investment in a Portfolio over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from a Portfolio or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (9) the net asset value, net assets or number of shareholders of a Portfolio as of one or more dates.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Portfolio's performance.

The Portfolios may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Portfolio at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Portfolio the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:
                 Systematic                    Share                    Shares
Period           Investment                    Price                   Purchased
------           ----------                    -----                   ---------
   1                $100                        $10                      10.00
   2                $100                        $12                      8.33
   3                $100                        $15                      6.67
   4                $100                        $20                      5.00
   5                $100                        $18                      5.56
   6                $100                        $16                      6.25
                    ----                        ---                      ----
     Total Invested $600       Average Price $15.17        Total Shares 41.81

In connection with its advertisements each Portfolio may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Portfolio's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has for more than 60 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that Norwest believes that it has been successful as a national financial service firm.

4.       MANAGEMENT

Those officers, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest.

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST


The Trustees and officers of the Trust and their principal occupations during the past five years and age as of October 1, 1998 are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

JOHN Y. KEFFER, Chairman and President,* Age 56.


     President and Owner, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, Limited Liability Company (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent), and other companies within the Forum Financial Group of companies. Mr. Keffer is a Director, Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. or its affiliates serves as manager, administrator or distributor. His address is Two Portland Square, Portland, Maine 04101.


ROBERT C. BROWN, Trustee,* Age 67.


         Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation since February 1993. Prior thereto, he was Manager of Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest), until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.


DONALD H. BURKHARDT, Trustee, Age 72.


          Principal of The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.


JAMES C. HARRIS, Trustee, Age 78.


          President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating trustee and former Director of First Midwest Corporation (a small business investment company). His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.


RICHARD M. LEACH, Trustee, Age 65.


          President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor
          Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director of Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.


JOHN S. MCCUNE,* Trustee, Age 53.


          President,   Norwest  Investment   Services,   Inc.  (a  broker-dealer
          subsidiary of Norwest bank) His address is 608 2nd Avenue South, Minneapolis, Minnesota 55479.

TIMOTHY J. PENNY, Trustee, Age 45.

          Senior Counselor to the public relations firm of Himle-Horner since January 1995 and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization) since January 1995. Prior thereto Mr. Penny was the Representative to the United States Congress from Minnesota's First Congressional District. His address is 500 North State Street, Waseca, Minnesota 56095.


DONALD C. WILLEKE, Trustee, Age 58.


          Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.


SARA M. MORRIS, Vice President and Treasurer, Age 35.

          Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Morris was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Morris is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

DAVID I. GOLDSTEIN, Vice President and Secretary, Age 37.


          Managing Director and General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Mr. Goldstein is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


THOMAS G. SHEEHAN, Vice President and Assistant Secretary, Age 44.


          Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


PAMELA J. WHEATON, Assistant Treasurer, Age 39.


          Manager - Tax and Compliance Group, Forum Financial Services, Inc., with which she has been associated since 1989. Ms. Wheaton is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

DON L. EVANS, Assistant Secretary, Age 50.


          Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto was associated with the law firm of Weiner & Strother. Mr. Evans is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.


EDWARD C. LAWRENCE, Assistant Secretary, Age 29.


          Fund Administrator, Forum Financial Services, Inc., with which he has been associated since 1997. Prior thereto, Mr. Lawrence was a self-employed contractor on antitrust cases with the law firm of White & Case. After graduating from law school, from 1994-1996, Mr. Lawrence worked as an assistant public defender for the Missouri State Public Defender's Office. His address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee of the Trust is paid a retainer fee in the total amount of $5,000, payable quarterly, for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. In addition, each Trustee is paid $3,000 for each regular Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year or compensation or reimbursement for his associated expenses. In addition, no officer of the Trust is compensated by the Trust.

Mr. Burkhardt, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $6,000 from the Trust and Norwest Select Funds allocated pro rata between the Trust and Norwest Select Funds based upon relative net assets, for his services as Chairman. Each Trustee was elected by shareholders on April 30, 1997.


The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Norwest Select Funds have a December 31 fiscal year end. Information is presented for the twelve month period ended May 31, 1998, which was the fiscal year end of all of the Trust's portfolios.


                                                  TOTAL COMPENSATION FROM
                           TOTAL COMPENSATION       THE TRUST AND NORWEST
                              FROM THE TRUST             SELECT FUNDS
                              --------------             ------------


         Mr. Brown             $32,870                    $33,000
         Mr. Burkhardt         $39,344                    $39,500
         Mr. Harris            $32,870                    $33,000
         Mr. Leach             $32,870                    $33,000
         Mr. Penny             $32,870                    $33,000
         Mr. Willeke           $32,870                    $33,000

Neither the Trust nor Norwest Select Funds has adopted any form of retirement plan covering Trustees or officers. For the twelve month period ended May 31, 1998 total expenses of the Trustees (other than Mr. Keffer) was $22,870 and total expenses of the trustees of Norwest Select Funds was $77

As of October 1, 1998, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Portfolios.

INVESTMENT ADVISORY SERVICES

GENERAL

The advisory fee for each Portfolio is based on the average daily net assets of the Portfolio at the annual rate disclosed in the Portfolio's prospectus.

All investment advisory fees are accrued daily and paid monthly. Norwest, the investment adviser, in its sole discretion, may waive or continue to waive all or any portion of its investment advisory fees.

In addition to receiving its advisory fee from the Portfolios, the investment adviser or its affiliates may act and be compensated as investment manager for its clients with respect to assets which are invested in a Portfolio. In some instances Norwest or its affiliates may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fees received by Norwest or any of its affiliates from a Portfolio with respect to the client's assets invested in the Portfolio.

NORWEST INVESTMENT MANAGEMENT

Norwest furnishes at its expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting portfolio transactions for each Portfolio. The Investment Advisory Agreement between each Portfolio and Norwest will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not interested persons of any party to the Investment Advisory Agreement, at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty with respect to the Portfolio on 60 days' written notice: (1) by the Board or by a vote of a majority of the outstanding voting securities of the Portfolio to the Adviser or
(2) by the Adviser on 60 days' written notice to the Trust. The Investment Advisory Agreement shall terminate upon assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolios, neither Norwest nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing in the Investment Advisory Agreement shall be deemed to protect, or purport to protect, the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Norwest's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreements. The Investment Advisory Agreement provides that Norwest may render services to others.

MANAGEMENT AND ADMINISTRATIVE SERVICES

MANAGER AND ADMINISTRATOR

Forum manages all aspects of the Trust's operations with respect to each Portfolio except those which are the responsibility of FAS, Norwest, any other investment adviser or investment subadviser to a Portfolio, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Portfolio, Forum has entered into a Management Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Portfolio,  Forum:  (1) oversees
(a) the preparation and maintenance by the Adviser and the Trust's administrator, custodian, transfer agent, dividend disbursing agent and Portfolio accountant (or if appropriate, prepares and maintains) in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law;
(b) the reconciliation of account information and balances among the Adviser and the Trust's custodian, transfer agent, dividend disbursing agent and Portfolio accountant; (c) the transmission of purchase and redemption orders for Shares; (d) the notification of the Adviser of available funds for investment; and (e) the performance of Portfolio accounting, including the calculation of the net asset value per Share; (2) oversees the Trust's receipt of the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (3) oversees the performance of administrative and professional services rendered to the Trust by others, including its administrator, custodian, transfer agent, dividend disbursing agent and Portfolio accountant, as well as accounting, auditing, legal and other services performed for the Trust; (4) provides the Trust with adequate general office space and facilities and provides, at the Trust's request and expense, persons suitable to the Board to serve as officers of the Trust; (5) oversees the preparation and the printing of the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (6) oversees the preparation of proxy and information statements and any other communications to shareholders; (7) with the cooperation of the Trust's counsel, Investment Adviser and other relevant parties, oversees the preparation and dissemination of materials for meetings of the Board; (8) oversees the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (9) oversees registration and sale of Portfolio shares, to ensure that such shares are properly and duly registered with the SEC and that appropriate action has been taken under applicable state law; (10) oversees the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; (11) oversees the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Portfolio as a regulated investment company under the Internal Revenue Code of 1986, as amended, and oversees the preparation and distribution to appropriate parties of notices announcing the declaration of dividends and other distributions to shareholders; (12) reviews and negotiates on behalf of the Trust normal course of business contracts and agreements; (13) maintains and reviews periodically the Trust's fidelity bond and errors and omission insurance coverage; and (14) advises the Trust and the Board on matters concerning the Trust and its affairs.

The Management Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Portfolio by vote of that Portfolio's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of their obligations and duties under the Management Agreement.

FAS manages all aspects of the Trust's operations with respect to each Portfolio except those which are the responsibility of Forum, Norwest, or any other investment adviser or investment subadviser to a Portfolio, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Portfolio, Forum has entered into a Administrative Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Portfolio, FAS: (1) provides the Trust with, or arranges for the provision of, the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (2) assists in the preparation and the printing and the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (3) assists in the preparation of proxy and information statements and any other communications to shareholders; (4) assists the Adviser in monitoring Portfolio holdings for compliance with Prospectus and SAI investment restrictions and assist in preparation of periodic compliance reports; (5) with the cooperation of the Trust's counsel, the Investment Adviser, the officers of the Trust and other relevant parties, is responsible for the preparation and dissemination of materials for meetings of the Board;
(6) is responsible for preparing, filing and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (7) is responsible for maintaining the Trust's existence and good standing under state law; (8) monitors sales of shares and ensures that such shares are properly and duly registered with the SEC and other applicable securities commissions; (9) is responsible for the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; and (10) is responsible for the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Portfolio as a regulated investment company under the Code, as amended, and prepares and distributes to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

The Administrative Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Portfolio by vote of that Portfolio's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Agreement also provides that neither FAS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's or their duties or by reason of reckless disregard of their obligations and duties under the Administrative Agreement.

Pursuant to their agreements with the Trust, Forum and FAS may subcontract any or all of their duties to one or more qualified subadministrators who agree to comply with the terms of Forum's Management Agreement or FAS's Administration Agreement, respectively. Forum and FAS may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum or FAS pursuant to their Management and Administration Agreements with the Trust.

The Administration Agreement became effective on June 1, 1997.

DISTRIBUTION

Forum also acts as distributor of the shares of each Portfolio. Forum acts as the agent of the Trust in connection with the offering of shares of the Portfolios on a "best efforts" basis pursuant to a Distribution Services Agreement. Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or a Portfolio's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to each Portfolio, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party and, with respect to each class of a Portfolio for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, who do not have any direct or indirect financial interest in any distribution plan of the Portfolio or in any agreement related to the distribution plan cast in person at a meeting called for the purpose of voting on such approval ("12b-1 Trustees").

The Distribution Services Agreement terminates automatically if assigned. With respect to each Portfolio, the Distribution Services Agreement may be terminated at any time without the payment of any penalty: (1) by the Board or by a vote of the Portfolio's shareholders or, with respect to each class of a Portfolio for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, a majority of 12b-1 Trustees, on 60 days' written notice to Forum or (2) by Forum on 60 days' written notice to the Trust.

Under the Distribution Services Agreement, Forum receives, and may reallow to certain financial institutions, the initial sales charges assessed on purchases of C Shares of the Portfolios. With respect to C Shares of each Portfolio,

Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") which authorizes monthly payments to Forum under the Distribution Services Agreement of a distribution services fee, at an annual rate of up to 0.75% of the average daily net assets of the Portfolio attributable to the C Shares.

The Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board. In addition, the Plan requires the Trust and Forum to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Portfolios and Forum pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that, with respect to each class of each Portfolio to which it applies, it will remain in effect for one year from the date of its adoption and thereafter may continue in effect for successive annual periods provided it is approved by the shareholders of the respective class or by the Board, including a majority of the 12b-1 trustees. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the Trustees in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board or by the shareholders of the respective classes.

TRANSFER AGENT

Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

The responsibilities of the Transfer Agent include: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of a Portfolio may be effected and certain other matters pertaining to the Portfolios; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (4) assisting in processing purchase and redemption transactions and receiving wired funds; (5) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (6) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (7) furnishing periodic statements and confirmations of purchases and redemptions; (8) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (9) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (10) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives a fee computed daily and paid monthly from the Trust, with respect to each Portfolio, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to each class of the Portfolio.

CUSTODIAN

Pursuant to a Custodian Agreement, Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 serves as each Portfolio's custodian (in this capacity the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Portfolio investments. The fee is computed and paid monthly, based on the average daily net assets of the Portfolios, the number of portfolio transactions of the Portfolios and the number of securities in each Portfolio's portfolio.

Pursuant to rules adopted under the 1940 Act, a Portfolio may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board upon consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Portfolio; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and possible risks of potential nationalization or expropriation of Portfolio assets. The Custodian employs qualified foreign subcustodians to provide custody of the Portfolios foreign assets in accordance with applicable regulations.

PORTFOLIO ACCOUNTING

Forum Accounting, an affiliate of Forum, performs portfolio accounting services for each Portfolio pursuant to a Portfolio Accounting Agreement with the Trust. The Portfolio Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Portfolio Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Portfolio Accounting Agreement.

Under the Portfolio Accounting Agreement, Forum Accounting prepares and maintains books and records of each Portfolio on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Portfolio (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, Forum Accounting receives from the Trust with respect to each Portfolio a fee of $1,000 per month plus for each additional class of the Portfolio above one $1,000 per month. In addition, Forum Accounting is paid additional surcharges for each of the following: (1) Portfolios with asset levels exceeding $100 million - $500/month, Portfolios with asset levels exceeding $250 million - $1000/month, Portfolios with asset levels exceeding $500 million - $1,500/month, Portfolios with asset levels exceeding $1,000 million - $2,000/month (2) Portfolios requiring international custody - $1,000/month, (3) Portfolios with more than 30 international positions - $1,000/month (4) Portfolios with more than 25% of net assets invested in asset backed securities - $1,000/month, (5) Portfolios with more than 50% of net assets invested in asset backed securities - $2,000/month, (6) Portfolios with more than 100 security positions - $1,000/month; and (7) Portfolios with a monthly portfolio turnover rate of 10% or greater - $1,000/month.

Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. The rates set forth above shall remain fixed through December 31, 1998. On January 1, 1999, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable.

Forum Accounting is required to use its best judgment and efforts in rendering Portfolio accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its Portfolio accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless Forum Accounting, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to a Portfolio or based, if applicable, upon information, instructions or requests with respect to a Portfolio given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

EXPENSES

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under its Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(1) interest charges, taxes, brokerage fees and commissions; (2) certain insurance premiums; (3) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (4) telecommunications expenses; (5) auditing, legal and compliance expenses; (6) costs of the Trust's formation and maintaining its existence; (7) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (8) costs of maintaining books of original entry for portfolio and Portfolio accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (9) costs of reproduction, stationery and supplies; (9) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of Norwest, Forum or affiliated persons of Norwest or Forum; (10) costs of corporate meetings; (11) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (12) state securities law registration fees and related expenses; (13) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (14) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

5.       PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolios usually are principal transactions. Debt instruments and shares of open-end investment companies are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios generally will effect purchases and sales of equity securities through brokers who charge commissions except in the over-the-counter markets. Purchases of debt and equity securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of debt securities and equity securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. The Portfolios will not invest in an Underlying Fund if the investment would be subject to a sales charge. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of each Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio. In transactions on stock exchanges in the United States, commissions are negotiated, whereas on foreign stock exchanges commissions are generally fixed. Where transactions are executed in the over-the-counter market, each Portfolio will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others.
In all cases the Portfolios will attempt to negotiate best execution.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, the Board has authorized the Investment Adviser to employ its affiliates to effect securities transactions of the Portfolios, provided certain other conditions are satisfied. Payment of brokerage commissions to an affiliate of an Investment Adviser for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. It is the Portfolio's policy that commissions paid to Norwest Investment Services, Inc. ("NISI") and other affiliates of an Investment Adviser will, in the judgment of the Investment Adviser responsible for making portfolio decisions and selecting brokers, be: (1) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the disinterested Trustees, has adopted procedures to ensure that commissions paid to affiliates of the Adviser by the Portfolios satisfy the foregoing standards.

No Portfolio has an understanding or arrangement to direct any specific portion of its brokerage to an affiliate of the Investment Adviser, and will not direct brokerage to the affiliate of an Investment Adviser in recognition of research services. The practice of placing orders with NISI is consistent with each Portfolio's objective of obtaining best execution and is not dependent on the fact that NISI is an affiliate of Norwest.

From time to time, a Portfolio may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

The Portfolios may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, the Investment Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Investment Advisers may also take into account payments made by brokers effecting transactions for a Portfolio: (1) to the Portfolio or (2) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay.

In addition, the Investment Advisers may give consideration to research services furnished by brokers to the Advisers for their use and may cause the Portfolios to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Investment Adviser's own internal research and investment strategy capabilities. Such research and analysis may be used by the Investment Adviser in connection with services to clients other than the Portfolios, and not all such services may be used by the Investment Adviser in connection with the Portfolios. An Investment Adviser's fees are not reduced by reason of the Investment Adviser's receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Board may determine, the Investment Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Investment Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Investment Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Portfolio and other client accounts managed by the Investment Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

PORTFOLIO TURNOVER. A high rate of portfolio turnover involves corresponding greater expenses than a lower rate, which expenses must be borne by a Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. In order to continue for Federal tax purposes, less than 30% of the annual gross income of the Portfolio must be desired from the sale of securities held by the Portfolio for less than three months. (See "Taxation.") Portfolio turnover rates are set forth under "Financial Highlight's" in the Portfolios Prospectus.

6.       ADDITIONAL PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

GENERAL

Shares of all Portfolios are sold on a continuous basis by the distributor.

EXCHANGES

By making an exchange by telephone, the investor authorizes the Trust's transfer agent to act on telephonic instructions believed by the Trust's transfer agent to be genuine instructions from any person representing himself or herself to be the investor. The records of the Trust's transfer agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

Shareholders of Shares making an exchange will be subject to the applicable sales charge of any Shares acquired in the exchange; provided, that the sales charge charged with respect to the acquired shares will be assessed at a rate that is equal to the excess (if any) of the rate of the sales charge that would be applicable to the acquired shares in the absence of an exchange over the rate of the sales charge previously paid on the exchanged shares. For purposes of the preceding sentence, Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

In addition, shares acquired by a previous exchange transaction involving shares on which a sales charge has directly or indirectly been paid (e.g., shares purchased with a sales charge or issued in connection with an exchange transaction involving shares that had been purchased with a sales charge), as well as additional shares acquired through reinvestment of dividends or distributions on such shares will be treated as if they had been acquired subject to that sales charge.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Portfolio's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Portfolios have chosen not to make an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. Redemption requests in excess of applicable limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Other Information - Determination of Net Asset Value" and a redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

7.       TAXATION

Each Portfolio intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Code. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Portfolio must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Certain listed options, regulated futures contracts and forward currency contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Portfolio at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Portfolio on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. Each Portfolio can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

With respect to over-the-counter put and call options, gain or loss realized by a Portfolio upon the lapse or sale of such options held by such Portfolio will be either long-term or short-term capital gain or loss depending upon the Portfolio's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Portfolio will be treated as short-term capital gain or loss. In general, if a Portfolio exercises an option, or an option that a Portfolio has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Portfolio in conjunction with any other position held by such Portfolio may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that: (1) loss realized on disposition of one position of a straddle not be recognized to the extent that a Portfolio has unrealized gains with respect to the other position in such straddle; (2) a Portfolio's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Portfolio which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Portfolio all of the offsetting positions of which consist of section 1256 contracts.

For federal income tax purposes, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income and ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss.

A Portfolio's investments in zero coupon securities will be subject to special provisions of the Code which may cause the Portfolio to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Portfolio may be forced to sell other portfolio securities.

8.   ADDITIONAL INFORMATION ABOUT THE TRUST AND THE SHAREHOLDERS
     OF THE PORTFOLIOS

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, NY 10004.

KPMG Peat Marwick LLP, 99 High Street, Boston, MA 02110, independent auditors, serve as the independent auditors for the Trust.

OWNERSHIP OF PORTFOLIO SHARES

As of September 1, 1998 no persons owned of record 5% or more of the outstanding shares of a Portfolio.

GENERAL INFORMATION

The Trust is divided into thirty-nine separate series representing shares of the Trust Portfolios. The Trust received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's existing Portfolios; however, the Trust currently issues and operates the various Portfolios, separate classes of shares under the provisions of 1940 Act.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

In order to adopt the name Norwest Advantage Funds, the Trust agreed in each Investment Advisory Agreement with Norwest that if Norwest ceases to act as investment adviser to the Trust or any Portfolio whose name includes the word "Norwest," or if Norwest requests in writing, the Trust shall take prompt action to change the name of the Trust and any such Portfolio to a name that does not include the word "Norwest." Norwest may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by Norwest, including marks or symbols containing the word "Norwest" or any variation thereof, as Norwest deems appropriate. Upon Norwest's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust has acknowledged that any rights in or to the word "Norwest" and any such marks or symbols which exist or may exist, and under any and all circumstances, shall continue to be, the sole property of Norwest. Norwest may permit other parties, including other investment companies, to use the word "Norwest" in their names without the consent of the Trust. The Trust shall not use the word "Norwest" in conducting any business other than that of an investment company registered under the Act without the permission of Norwest.

FINANCIAL STATEMENTS

The financial statements of each Fund for the year ended May 31, 1998 (which include statements of assets and liabilities, statements of operations, statements of changes in net assets, notes to financial statements, financial highlights, portfolios of investments and the independent auditors' report thereon) are included in the Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference.


REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                                   APPENDIX A

                 INVESTMENTS, STRATEGIES AND RISK CONSIDERATIONS


Each of the Portfolios may invest in certain Underlying Funds which may have investment objectives or investment policies which allow the Underlying Funds to invest in one or more of the following types of investments:

COMMON STOCKS, WARRANTS AND PREFERRED STOCK

Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Portfolio may be traded on a securities exchange or in the over-the-counter market and may not be traded every day or in the volume typical of securities traded on a major national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Portfolio's entire investment therein).

CONVERTIBLE SECURITIES

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock.

A Fund may invest in equity-linked securities, including Preferred Equity Redemption Cumulative Stock ("PERCS"), Equity-Linked Securities ("ELKS"), and Liquid Yield Option Notes ("LYONS"). Equity-Linked

Securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of these securities is not fixed but is based on the price of the underlying common stock, which may rise or fall. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market or whether the market for them will be liquid or illiquid.

ADRS AND EDRS

A Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. A may also invest in European Depository Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.

U.S. GOVERNMENT SECURITIES

The term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The U.S. Government Securities in which a Portfolio may invest include U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Portfolios may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

ZERO-COUPON SECURITIES

A Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). The Funds may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on
Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

CORPORATE DEBT SECURITIES AND COMMERCIAL PAPER

The corporate debt securities in which a Portfolio may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7 day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

FINANCIAL INSTITUTION OBLIGATIONS

A Portfolio may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay Portfolios deposited with it that earn a specified interest rate over a given period. Bank notes are a debt obligation of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce a Portfolio's performance. Deposits subject to early withdrawal penalties or that mature in more than 7 days are treated as illiquid securities if there is no readily available market for the securities. A Portfolio's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Advisers believe do not present undue risk.

PARTICIPATION INTERESTS

A Fund may purchase participation interests in loans or securities in which the Fund may invest directly that are owned by banks or other financial institutions. A participation interest gives the Portfolio an undivided interest in a loan or security in the proportion that the Portfolio's interest bears to the total principal amount of the security. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests the Fund will have the right to demand payment, on not more than 7 days notice, for all or a part of the Portfolio's participation interest.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES

A Portfolio may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933
("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. An
institutional   market  has  developed  for  certain
securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Underlying Fund's investment adviser may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be illiquid.

BORROWING

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed Portfolios (or on the assets that were retained rather than sold to meet the needs for which Portfolios were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings.

PURCHASING SECURITIES ON MARGIN

When the Fund purchases securities on margin, it only pays part of the purchase price and borrows the remainder. As a borrowing, a Portfolio's purchase of securities on margin is subject to the limitations and risks described in "Borrowing" above. In addition, if the value of the securities purchased on margin decreases such that the Portfolio's borrowing with respect to the security exceeds the maximum permissible borrowing amount, the Portfolio will be required to make margin payments (additional payments to the broker to maintain the level of borrowing at permissible levels). A Fund's obligation to satisfy margin calls may require the Fund to sell securities at an inappropriate time.

TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when-issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions and may purchase securities on margin and sell securities short (other than against the box). Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Portfolio.

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Portfolio is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Portfolio than if the Portfolio were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Portfolio's use of leverage would result in a lower rate of return than if the Portfolio were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Portfolio were not leveraged. In an extreme case, if the Portfolio's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Portfolio to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and securities in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Portfolio's commitments under these transactions. The Fund's commitments may include: (1) the Fund's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor; and (2) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If the Portfolio enters into an interest rate swap on other than a net basis, the Portfolio will maintain the full amount accrued on a daily basis of the Portfolio's obligations with respect to the swap in their segregated account. The use of a segregated account in connection with leveraged transactions may result in a Portfolio's portfolio being 100 percent leveraged.

REPURCHASE AGREEMENTS, SECURITIES LENDING, REVERSE REPURCHASE AGREEMENTS, WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLL TRANSACTIONS. A Fund's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments (including "dollar roll" transactions) entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, the Portfolio might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Fund may be exposed to greater potential fluctuations in the value of its assets and net asset value per share.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements, transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally 1 to 7 days later. The resale price of a repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

SECURITIES LENDING. A Portfolio may lend securities from its portfolios to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. A Fund receives interest in respect of securities loans from the borrower or from investing cash collateral. A Fund may pay fees to arrange the loans.

REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements, transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Portfolio, reverse repurchase agreements may be viewed as a form of borrowing by the Fund from the buyer, collateralized by the security sold by the Portfolio. A Portfolio will use the proceeds of reverse repurchase agreements to Fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. A Fund may purchase fixed income securities on a "when-issued" or "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 3 months after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time a Portfolio makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or a missed opportunity to make an alternative investment. The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If the Underlying Funds were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete these transactions when the value of the security is lower than the price paid by the Fund.

When-issued securities and forward commitments may be sold prior to the settlement date. When-issued securities may include bonds purchased on a "when, and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Commitment of a Fund's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Portfolios net asset value per share.

DOLLAR ROLL TRANSACTIONS. A Fund may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which a Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities.

SWAP AGREEMENTS

To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

MUNICIPAL SECURITIES

The municipal securities in which the Portfolios may invest include municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due.

Municipal bonds can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve Fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

The Fund may invest in tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Portfolio will acquire private activity securities only if the interest payments on the security are exempt from federal income taxation (other than the Alternative Minimum Tax (AMT)).

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes (which generally are issued in anticipation of various seasonal revenues), bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax-exempt commercial paper generally is issued with maturities of 270 days or less at fixed rates of interest.

MUNICIPAL LEASES. Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Fund will invest in municipal lease obligations through certificates of participation.

PARTICIPATION INTERESTS. The Portfolios may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. Prior to purchasing any participation interest, the Funds will obtain appropriate assurances that the interest earned by the Funds from the obligations in which it holds participation interests is exempt from federal and, in the case of state tax-free Funds, applicable state income tax.

STAND-BY COMMITMENTS. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

PUTS ON MUNICIPAL SECURITIES. The Funds may acquire "puts" on municipal securities they purchase. A put gives the Portfolio the right to sell the municipal security at a specified price at any time on or before a specified date. The Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Fund to invest its Funds at more favorable rates. The Portfolios may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security. Puts involve the same risks discussed above with respect to stand-by commitments.

SHORT SALES

Certain Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and to make short sales of securities which they does not own or have the right to acquire. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price for the security. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Portfolio must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share, will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions a Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales.

If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Portfolio's decision to make a short sale "against the box" may be a technique to hedge against market risks when Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. The Portfolio's ability to enter into short sales transactions is limited by certain tax requirements.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Portfolio may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types of mortgages. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. The market for mortgage-backed securities has expanded considerably in recent years. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loan institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged, however, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to a Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted by investment dealers based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages.

Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"), a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller-servicers. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government that was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMCs national portfolio. FNMA and FHLMC each guarantee the payment of principal and interest on the securities they issue. These securities, however, are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on such securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantees and insurance policies.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Portfolio will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Portfolio's ARMs may lag behind changes in market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if Fund shares were sold before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized Mortgage Obligations ("CMOs") are debt obligations that are collateralized by mortgages or mortgage pass-through securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide Portfolios to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-backed securities.

The final tranche of a CMO may be structured as an accrual bond (sometimes referred to as a "Z-tranche"). Holders of accrual bonds receive no cash payments for an extended period of time. During the time that earlier tranches are outstanding, accrual bonds receive accrued interest which is a credit for periodic interest payments that increases the face amount of the security at a compounded rate, but is not paid to the bond holder. After all previous tranches are retired, accrual bond holders start receiving cash payments that include both principal and continuing interest. The market value of accrual bonds can fluctuate widely and their average life depends on the other aspects of the CMO offering. Interest on accrual bonds is taxable when accrued even though the holders receive no accrual payment. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are classes of mortgage-backed securities that receive different proportions of the interest and principal distributions from the underlying Mortgage Assets. They may be may be privately issued or U.S. Government Securities. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the Mortgage Assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class).

ASSET-BACKED SECURITIES

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. No Portfolio may invest more than 10 percent of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

FOREIGN EXCHANGE CONTRACTS AND FOREIGN CURRENCY FORWARD CONTRACTS. Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

A Fund may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar. Like foreign exchange contracts and foreign currency forward contracts, these instruments are often referred to as derivatives, which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. No Portfolio intends to maintain a net exposure to such contracts where the fulfillment of the Portfolio's obligations under such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency. A Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if Norwest fails to predict currency values correctly.

FUTURES CONTRACTS AND OPTIONS

A Fund may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Fund may also to attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid debt securities in a segregated account with a value at all times sufficient to cover the Portfolio's obligation under the option. Certain futures strategies employed by a Fund in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission. A Portfolio may enter into these futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5 percent of the Portfolio's total assets.

RISK CONSIDERATIONS. The Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on Investment
Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Portfolio's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Portfolio. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, Norwest may attempt to hedge the Fund's securities by the use of options with respect to similar fixed income securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. Except for the futures contracts strategies of a Portfolio used for making temporary allocations among bonds and stocks, the Portfolios have no current intention of investing in futures contracts and options thereon for purposes other than hedging. Certain Underlying Portfolios may purchase a call or put only if, after such purchase, the value of all put and call options held by the Underlying Portfolio would not exceed 5% of its total assets. No Portfolio may sell a put option if the exercise value of all put options written by the Portfolio would exceed 50 percent of the Portfolio's total assets or sell a call option if the exercise value of all call options written by the Portfolio would exceed the value of the Portfolio's assets. In addition, the current market value of all open futures positions held by a Portfolio will not exceed 50 percent of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

                                   APPENDIX B

                        DESCRIPTION OF SECURITIES RATINGS


MUNICIPAL AND CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


MOODY'S INVESTORS SERVICE ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated C typically are subordinated to senior debt which as assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH IBCA, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rated F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue  which is rated caa is likely to be in  arrears on  dividend  payments.
This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note:   Moody's  applies  numerical   modifiers  1,  2  and  3  in  each  rating
classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking Portfolio payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT TERM MUNICIPAL LOANS

MOODY'S INVESTORS SERVICE. Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. A rating of MIG-1/VMIG-1 denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Loans bearing the MIG-2/VMIG-2 designation are of high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-1 group. A rating of MIG 3/VMIG 3 denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. A rating of MIG 4/VMIG 4 denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest. Issues rated SP-3 have speculative capacity to pay principal and interest.

FITCH IBCA, INC. Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Short-term issues rated F-1+ are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-1 reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1.

OTHER MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on Portfolios employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A-1 and A-2. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated A-2 are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIOS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIOS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                        APPENDIX B - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable under the Investment Advisory Agreements between Norwest and the Trust with respect to each Fund, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. The data is for the past three fiscal years or shorter period if the Portfolio has been in operation for a shorter period.

                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
C Shares
     Year Ended May 31, 1998                             9,786             9,786                0


WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO
C Shares
     Year Ended May 31, 1998                             7,907             7,907                0


WEALTHBUILDER II GROWTH PORTFOLIO
C Shares
     Year Ended May 31, 1998                             5,939             5,939                0










TABLE 2 - MANAGEMENT FEES

The following table shows the dollar amount of fees payable to: Forum for its management services with respect to each Portfolio. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

(I) MANAGEMENT FEES TO FORUM
                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
C Shares
     Year Ended May 31, 1998                             2,796             2,796                0

WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO
C Shares
     Year Ended May 31, 1998                             2,259             2,259                0

WEALTHBUILDER II GROWTH PORTFOLIO
C Shares
     Year Ended May 31, 1998                             1,697             1,697                0






TABLE 3 - DISTRIBUTION FEES

The following table shows the dollar amount of fees payable to Forum for its distribution services with respect to each Portfolio, the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. The data is for the past three fiscal years or shorter period if the Portfolio has been in operation for a shorter period.

                                                     DISTRIBUTION     DISTRIBUTION      DISTRIBUTION
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------

WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
C Shares
     Year Ended May 31, 1998                            20,971                 0           20,971


WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO
C Shares
     Year Ended May 31, 1998                            16,944                 0           16,944


WEALTHBUILDER II GROWTH PORTFOLIO
C Shares
     Year Ended May 31, 1998                            12,726                 0           12,726







TABLE 4 - SALES CHARGES

The following table shows: (1) the dollar amount of sales charges payable to Forum with respect to sales of C Shares and (2) the amount of sales charge retained by Forum and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Portfolio has been in operation for a shorter period.
                                                         SALES          RETAINED
                                                        CHARGES          AMOUNT
                                                        -------          ------

WEALTHBUILDER II GROWTH BALANCED PORTFOLIO               $55               0

     Year Ended May 31, 1998


WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO             $94               0

     Year Ended May 31, 1998


WEALTHBUILDER II GROWTH PORTFOLIO                       $116               0

     Year Ended May 31, 1998

TABLE 5 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to Forum Accounting for its accounting services with respect to each Portfolio, the amount of fee that was waived by Forum Accounting, if any, and the actual fee received by Forum Accounting. The data is for the past three fiscal years or shorter period if the Portfolio has been in operation for a shorter period.

                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
C Shares
     Year Ended May 31, 1998                            11,500            11,500                0



WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO
C Shares
     Year Ended May 31, 1998                            11,500            11,500                0


WEALTHBUILDER II GROWTH PORTFOLIO
C Shares
     Year Ended May 31, 1998                            11,500            11,500                0






                          APPENDIX C - PERFORMANCE DATA

TABLE 1 - TOTAL RETURNS

The average annual total return of each class of each Portfolio for the period ended May 31, 1998 was as follows. The actual dates of the commencement of each Portfolio's operations, is listed in the Portfolio's financial statements. Calendar quarter performance is available from the adviser.

         SEC STANDARDIZED RETURNS

                                              ONE     FIVE     TEN       SINCE
                                              YEAR    YEARS    YEARS   INCEPTION

NORWEST WEALTHBUILDER II GROWTH BALANCED      N/A      N/A      N/A       6.73%
PORTFOLIO

NORWEST WEALTHBUILDER II GROWTH & INCOME      N/A      N/A      N/A       8.11%
PORTFOLIO

NORWEST WEALTHBUILDER II GROWTH PORTFOLIO     N/A      N/A      N/A       8.51%

NON STANDARDIZED RETURNS (WITHOUT A SALES LOAD)

                                                CALENDAR
                                ONE     THREE    YEAR TO    ONE    THREE     FIVE     TEN         SINCE
                               MONTH    MONTHS    DATE      YEAR   YEARS     YEARS    YEARS     INCEPTION


WEALTHBUILDER II GROWTH
   BALANCED PORTFOLIO         (1.28)%   2.76%      7.68%     N/A    N/A       N/A      N/A        8.35%


WEALTHBUILDER II GROWTH       (2.32)%   3.39%     11.14%     N/A    N/A       N/A      N/A        9.75%
   AND INCOME PORTFOLIO


WEALTHBUILDER II GROWTH       (2.39)%   3.28%     10.43%     N/A    N/A       N/A      N/A       10.17%
   PORTFOLIO



                    APPENDIX D - OTHER ADVERTISEMENT MATTERS

From time to time, the sales material for the Portfolios may include a discussion of, and commentary by senior management of the Adviser on, the following.

The Trust may compare the Portfolio family against other bank-managed mutual funds or other investment companies based on asset size. The Adviser believes the Portfolios' growth may be attributed to three things: disciplined investment process, utilizing talented people and focusing on customer needs.

The Portfolios utilize a disciplined process which relies heavily upon its investment managers and an experienced investment research team. This approach maximizes consistency by ensuring that no individual manager's style unduly influences a Portfolio's style.


NORWEST CORPORATION

1929 Northwestern National Bank and several upper midwest banks form a holding company called Northwestern National Bancorporation. "Banco" acquires 90 banks in its first year.

1932   At is peak, Banco owns a total of 139 affiliate banks.

1982   Banco  enters  the  consumer finance  business by acquiring  Dial Finance
       Company.

1983   The 87 affiliates of Banco are reborn as "Norwest Corporation."

1989 Norwest consolidates its operations in the new 57-story Norwest Center in downtown Minneapolis.

1997 Norwest reaches $50 billion in assets under management, including $19 billion in mutual funds.


NORWEST ADVANTAGE FUNDS

1946   Inception  of  the  Common  Trust  Funds,  the  company's   first  pooled
       investment vehicles.

1987 Norwest introduces two new open-ended registered investment company funds (commonly known as mutual funds), called the Prime Value Funds. In less than one year, assets under management reach $500 million.

1992 The Norwest mutual fund family expands to 11 mutual funds. Assets under management grow to $3.2 billion.

1994 Conversion to Norwest Collective Funds (bank collective investment funds) into NORWEST ADVANTAGE FUNDS (mutual funds).

1998 NORWEST ADVANTAGE FUNDS family includes 41 mutual funds with over $20 billion in assets under management.




NORWEST CENTER
MINNEAPOLIS, MINNESOTA
DESIGNED BY WORLD-RENOWNED ARCHITECT CESAR PELLI, THE NORWEST CENTER WAS CONSTRUCTED IN 1988. SINCE THEN, IT HAS RECEIVED SEVERAL PRESTIGIOUS ARCHITECTURAL AWARDS, INCLUDING THE LARGE SCALE OFFICE AWARD OF EXCELLENCE, FROM THE URBAN LAND INSTITUTE (1989); THE NAIOP (MINNESOTA) AWARD FOR EXCELLENCE -- DOWNTOWN BUILDING OF THE YEAR (1989); THE BOMA (MINNEAPOLIS) OFFICE BUILDING OF THE YEAR, OVER 500,000 SQ. FT. (1993); AND THE BOMA (MIDWEST NORTHERN REGION) OFFICE BUILDING OF THE YEAR, OVER 500,000 SQ. FT. (1994). THE NORWEST CENTER IS LOCATED IN THE FINANCIAL DISTRICT OF MINNEAPOLIS AT 90 SOUTH SEVENTH STREET.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements.

                           Included in the Prospectuses:


                           Financial Highlights.

                           Included in the Statements of Additional Information:

                           Audited financial statements for the fiscal year ended May 31, 1998 including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, Notes to Financial Statements and Independent Auditors Reports.


         (b)      Exhibits.

                    (1) Trust Instrument of Registrant as amended and restated August 4, 1997 (see Note 1).

                    (2)  By-Laws of Registrant as now in effect (see Note 2).

                    (3)  Not Applicable.

                    (4) Specimen Certificate for shares of beneficial interest of each class of each portfolio of Registrant. Except for the names of the classes of shares and CUSIP numbers, the certificate of each class of each portfolio of Registrant is substantially the same as the specimen certificate, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (see Note
                         2).


                    (5) (a) Form of Investment Advisory Agreement between Registrant and Norwest Investment Management, Inc. relating to Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Treasury Plus Fund, Municipal Money Market Fund - Institutional Shares, Municipal Money Market Fund- Investor Shares, Intermediate Government Income Fund, Diversified Bond Fund, Stable Income Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Limited Term Government Income Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax- Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund,
                         Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced - Equity Fund, Income Equity Fund, Index Fund, ValuGrowth SM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, International Fund, Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund, Performa Small Cap Value Fund and Performa Global Growth Fund dated as of June 1, 1997, as amended July 28, 1998. Except for the names of each series of Registrant, the Investment Advisory Agreement of each series of the Registrant is substantially the same as the Investment Advisory Agreement, and therefore, is omitted pursuant to Rule 483(d) (2) under the 1933 Act (filed herewith).

                    (b) Form of Investment Subadvisory Agreement between Registrant and Crestone Capital Management Inc. relating to Small Company Stock Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced Equity Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund dated as of June 1, 1997, as amended July 28, 1998 (filed herewith).


                    (c) Investment Subadvisory Agreement between Registrant and Schroder Capital Management Inc. relating to Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund and International Fund dated as of November 11, 1994 (see
                         Note 2).

                    (d) Form of Investment Subadvisory Agreement between Registrant and Schroder Capital Management International Inc. relating to Small Cap Opportunities Fund dated as of April 28, 1996 (see Note 3).


                    (e) Form of Investment Subadvisory Agreement among Registrant, Norwest Investment Management, Inc. and Galliard Capital Management Inc. relating to Performa Strategic Value Bond Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund dated as of October 1, 1997 (filed herewith).

                    (f) Form of Investment Subadvisory Agreement among Registrant, Norwest Investment Management, Inc. and Peregrine Capital Management International Inc. relating to Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund and Diversified Small Cap Fund dated as of June 1, 1997, as amended July 28, 1998 (will be filed with subsequent amendment).

                    (g) Form of Investment Subadvisory Agreement between Registrant and Smith Asset Management Group, LP relating to Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund, Performa Disciplined Growth Fund and Performa Small Cap Value Fund dated as of October 1, 1997, as amended July 28, 1998 (filed herewith).

                (6)  Form  of  Distribution   Services   Agreement   between
                         Registrant and Forum Financial Services, Inc. relating to each series of Registrant dated as of October 1, 1995, as amended July 28, 1998 (filed herewith).


                (7)      Not Applicable.


                (8) (a) Form of Custodian Agreement between Registrant and Norwest Bank Minnesota, N.A., relating to each series of Registrant dated as of August 1, 1993, as amended July 28, 1998 (filed herewith).

                    (b) Form of Transfer Agency Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to each series of Registrant dated as of August 1, 1993, as amended July 28, 1998 (filed herewith).

                (9) (a) Form of Management Agreement between Registrant and Forum Financial Services, Inc. relating to each series of Registrant dated as August 1, 1997, as amended July 28, 1998 (filed herewith).

                    (b) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to each series of Registrant dated as of June 1, 1997, as amended July 28, 1998 (filed herewith).

                    (c) Form of Administration Services Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to Small Cap Opportunities Fund, International Fund and Performa Global Growth Fund dated as of November 11, 1994, as amended July 28, 1998 (filed herewith).

                    (d) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Cash Investment Fund, Ready Cash Investment Fund, U.S.
                         Government Fund, Treasury Fund, Treasury Plus Fund, Municipal Money Market Fund - Institutional Shares, Municipal Money Market Fund - Investor Shares, Intermediate Government Income Fund, Diversified Bond Fund, Stable Income Fund, Income Fund, Total Return Bond Fund,Limited Term Tax-Free Fund, Limited Term Government Income Fund, Tax- Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund,
                         Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Income Equity Fund, Index Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, International Fund, Performa Strategic Value Bond Fund, Disciplined Growth Fund, Performa Small Cap Value Fund, Performa Global Growth Fund, Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Balanced Portfolio dated as of October 1, 1996, as amended July 28, 1998 (filed herewith).

                  (10)   (a) Opinion of Seward & Kissel (see Note 4).


                         (b) Opinion of Seward & Kissel (see Note 2).

                  (11) Consent of Independent Auditors-KPMG Peat Marwick LLP, (filed herewith).

                  (12)   Not Applicable.


                  (13) Investment Representation letter of John Y. Keffer as original purchaser of shares of stock of Registrant (see Note 4).

                  (14)   Individual Retirement Account materials (see Note 5).

                  (15) (a) Rule 12b-1 Plan adopted by  Registrant  relating to
                         Exchange Shares of Ready Cash Investment Fund and Investor B Shares of Stable Income Fund, Intermediate Government Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Growth Balanced Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund and International Fund dated as of August 1, 1993, as amended July 28, 1998 (filed herewith).

                    (b) Rule 12b-1 Plan adopted by Registrant relating to C Shares of Growth Balanced Fund, Income Equity Fund, Diversified Equity Fund and Growth Equity Fund dated as of July 28, 1998 (filed herewith).

                  (16)     Schedules  for   computation   of  each   Performance
                           Quotation provided in the Registration Statement in response to Item 22 relating to (see Note 6):


                                               Series                                       Share
                                                                                          Class(es)
                            Cash Investment Fund                             Shares
                            Ready Cash Investment Fund                       Investor Shares       Exchange Class
                            U.S. Government Fund                             Shares
                            Treasury Fund                                    Shares
                            Treasury Plus Fund                               Shares
                            Municipal Money Market Fund                      Investor Shares        Institutional
                                                                                                       Shares

                            Stable Income Fund                              A Shares       B Shares      I Shares
                            Limited Term Government Income Fund             I Shares
                            Intermediate Government Income Fund             A Shares       B Shares      I Shares
                            Diversified Bond Fund                           I Shares
                            Income Fund                                     A Shares       B Shares      I Shares
                            Total Return Bond Fund                          A Shares       B Shares      I Shares
                            Limited Term Tax-Free Fund                      I Shares
                            Tax-Free Income Fund                            A Shares       B Shares      I Shares
                            Colorado Tax-Free Fund                          A Shares       B Shares      I Shares
                            Minnesota Intermediate Tax-Free Fund            I Shares
                            Minnesota Tax-Free Fund                         A Shares       B Shares      I Shares
                            Strategic Income Fund                           I Shares
                            Moderate Balanced Fund                          I Shares
                            Growth Balanced Fund                            I Shares
                            Aggressive Balanced-Equity Fund                 I Shares
                            Index Fund                                      I Shares
                            Income Equity Fund                              A Shares       B Shares      I Shares
                            ValuGrowthSM Stock Fund                         A Shares       B Shares      I Shares
                            Diversified Equity Fund                         A Shares       B Shares      I Shares
                            Growth Equity Fund                              A Shares       B Shares      I Shares
                            Large Company Growth Fund                       I Shares
                            Diversified Small Cap Fund                      I Shares
                            Small Company Stock Fund                        A Shares       B Shares      I Shares
                            Small Company Growth Fund                       I Shares
                            Small Cap Opportunities Fund                    A Shares       B Shares      I Shares
                            Contrarian Stock Fund                           A Shares       B Shares      I Shares
                            International Fund                              A Shares       B Shares      I Shares
                            WealthBuilder II Growth Portfolio               C Shares
                            WealthBuilder II Growth and Income Portfolio    C Shares
                            WealthBuilder II Growth Balanced Portfolio      C Shares
                            Performa Disciplined Growth Fund                 Shares
                            Performa Small Cap Value Fund                    Shares
                            Performa Strategic Value Bond Fund               Shares
                            Performa Global Fund                             Shares

                  (17)  Financial Data Schedules (see Note 8).

                  (18)  Multiclass  (Rule 18f-3) Plan adopted by Registrant (see
                        Note 7).


         Other Exhibits

(A)  Power of Attorney from James C. Harris, Trustee of Registrant (see Note 2).

(B)  Power of Attorney from Richard M. Leach,  Trustee of  Registrant  (see Note
     2).

(C)  Power of Attorney from Robert C. Brown, Trustee of Registrant (see Note 2).

(D)  Power of Attorney from Donald H. Burkhardt, Trustee of Registrant (see Note
     2).

(E)  Power of Attorney from John Y. Keffer, Trustee of Registrant (see Note 2).

(F)  Power of Attorney from Donald C. Willeke,  Trustee of Registrant  (see Note
     2).

(G)  Power of Attorney from Timothy J. Penny,  Trustee of  Registrant  (see Note
     2).

(H)  Power of Attorney from John S. McCune, Trustee of Registrant (see Note 1).

         -------------
     Note:
     (1) Exhibit incorporated by reference as filed in PEA No. 46 via EDGAR on September 30, 1997, accession number 0000912057-97-032214.

     (2) Exhibit incorporated by reference as filed in PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243.


     (3) Exhibit incorporated by reference as filed in PEA No. 54 via EDGAR on May 6, 1998, accession number 0001004402-98-000281.

     (4) Exhibit incorporated by reference as filed in PreEA No. 2 on December 31, 1986.

     (5) Exhibit incorporated by reference as filed in PEA No. 24 on April 22, 1994.

     (6) Exhibit incorporated by reference as filed in PEA No. 42 via EDGAR on June 2, 1997, accession number 0000912057-97-019290.

     (7) Exhibit incorporated by reference as filed in PEA No. 55 via EDGAR on July 31, 1998, accession number 0001004402-98-000418.

     (8) Exhibit incorporated by reference as filed in PEA No. 56 via EDGAR on August 21, 1998, accession number 0001004402-98-000456.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           Title of Class Of Unit                              Number of Recordholders

           of Beneficial Interest                               as of August 31, 1998
           ----------------------                               ---------------------

                                                                               Investor    Exchange  Institutional
                                      Shares    A Shares  B Shares  I Shares    Shares      Shares       Shares      C Shares


         Cash Investment Fund           59         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Ready Cash Investment Fund     N/A        N/A       N/A       N/A        202         27            1          N/A
         U.S. Government Fund           29         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Treasury Fund                  26         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Treasury Plus Fund              3         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Municipal Money Market Fund    N/A        N/A       N/A       N/A        18         N/A           26          N/A
         Stable Income Fund             N/A        119       89        360        N/A        N/A           N/A         N/A




           Title of Class Of Unit                              Number of Recordholders
           of Beneficial Interest                               as of August 31, 1998
           ----------------------                               ---------------------
                                                                               Investor   Exchange   Institutional
                                     Shares   A Shares   B Shares   I Shares    Shares      Shares       Shares      C Shares


         Limited Term Government

                  Income Fund           N/A        N/A       N/A       16         N/A        N/A           N/A         N/A
         Intermediate Government        N/A        592       447       121        N/A        N/A           N/A         N/A

                  Income Fund

         Diversified Bond Fund          N/A        N/A       N/A       171        N/A        N/A           N/A         N/A
         Income Fund                    N/A        479       401       57         N/A        N/A           N/A         N/A
         Total Return Bond Fund         N/A        108       222       91         N/A        N/A           N/A         N/A
         Limited Term Tax-Free Fund     N/A        N/A       N/A       12         N/A        N/A           N/A         N/A
         Tax-Free Income Fund           N/A        682       306       22         N/A        N/A           N/A         N/A
           Colorado Tax-Free Fund       N/A       485        210        12         N/A        N/A           N/A         N/A
           Minnesota Intermediate       N/A       N/A        N/A        21         N/A        N/A           N/A         N/A

                    Tax-Free Fund

           Minnesota Tax-Free Fund      N/A       558        465         9         N/A        N/A           N/A         N/A
           Strategic Income Fund        N/A       N/A        N/A        202        N/A        N/A           N/A         N/A
           Moderate Balanced Fund       N/A       N/A        N/A        512        N/A        N/A           N/A         N/A
           Growth Balanced Fund         N/A       N/A        N/A        693        N/A        N/A           N/A         N/A
           Aggressive                   N/A       N/A        N/A        33         N/A        N/A           N/A         N/A

                    Balanced-Equity
                    Fund

           Index Fund                   N/A       N/A        N/A        602        N/A        N/A           N/A         N/A
           Income Equity Fund           N/A      4840       5694        563        N/A        N/A           N/A         N/A
           ValuGrowthSM Stock Fund      N/A      1665        868        76         N/A        N/A           N/A         N/A
           Diversified Equity Fund      N/A      5061       7466       1009        N/A        N/A           N/A         N/A
           Growth Equity Fund           N/A      1401       1982        858        N/A        N/A           N/A         N/A
           Large Company Growth Fund    N/A       N/A        N/A        389        N/A        N/A           N/A         N/A
           Diversified Small Cap        N/A       N/A        N/A        17         N/A        N/A           N/A         N/A

                    Fund

           Small Company Stock Fund     N/A       754        722        234        N/A        N/A           N/A         N/A
           Small Company Growth Fund    N/A       N/A        N/A        156        N/A        N/A           N/A         N/A

           Small Cap Opportunities

                    Fund                N/A      1041       1158        243        N/A        N/A           N/A         N/A
           Contrarian Stock Fund        N/A        0          0          0         N/A        N/A           N/A         N/A
           International Fund           N/A       287        267        223        N/A        N/A           N/A         N/A
           Norwest WealthBuilder II     N/A       N/A        N/A        N/A        N/A        N/A           N/A         128
           Growth Portfolio
           Norwest WealthBuilder II     N/A       N/A        N/A        N/A        N/A        N/A           N/A         177
           Growth and Income
           Portfolio

           Title of Class Of Unit                              Number of Recordholders
           of Beneficial Interest                               as of August 31, 1998
           ----------------------                               ---------------------
                                                                               Investor   Exchange   Institutional
                                     Shares   A Shares   B Shares   I Shares    Shares      Shares       Shares      C Shares

           Norwest WealthBuilder II     N/A       N/A        N/A        N/A        N/A        N/A           N/A         189
           Growth Balanced Portfolio
           Norwest Performa             17        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Disciplined Growth Fund
           Norwest Performa Small       15        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Cap Value Fund
           Performa Strategic Value     10        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Bond Fund
           Performa Global Growth       12        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Fund


ITEM 27.  INDEMNIFICATION

         The general effect of Section 10.02 of Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section 10.02 of Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

         Registrant's Investment Advisory Agreements, Investment Subadvisory Agreements and Distribution Services Agreements provide that Registrant's investment advisers and principal underwriter are protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Management Agreement and Transfer Agency and Fund Accounting Agreement. Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under the Management and Distribution Agreements and Distribution Services Agreements between Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under those agreements. Registrant's transfer agent and fund accountant and certain related individuals are also provided with indemnification against various liabilities and expenses under the Transfer Agency and Fund Accounting Agreements between Registrant and the transfer agent and fund accountant; provided, however, that in no event shall the transfer agent, fund accountant or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

         The preceding paragraph is modified in its entirety by the provisions of the Investment Advisory Agreements, Investment Subadvisory Agreements, Distribution Services Agreements, Management Agreements, Transfer Agency Agreement and Fund Accounting Agreement of Registrant filed as Exhibits 5, 6, and 9 to Registrant's Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Norwest Investment Management, Inc.


         The description of Norwest Investment Management, Inc. ("NIM"), under the caption "Management-Advisor" or Management of the Funds-Norwest Investment Management" in each Prospectus and under the caption
         "Management-Adviser" or "Management -Investment Advisory Services-Norwest Investment Management" in each Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein.


         The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman, Chief Executive Officer,   Norwest Investment Management,
                                              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James W. Paulsen                   Senior Vice President, Chief         Norwest Investment Management,
                                              Investment Officer                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Senior Vice President, Chief         Norwest Investment Management,
                                              Executive Officer                    Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David S. Lunt                      Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard C. Villars                 Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lee K. Chase                       Senior Vice President                Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Andrew Owen                        Vice President                       Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------





           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Eileen A. Kuhry                    Investment Compliance Specialist     Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

(b)      Schroder Capital Management International Inc.

         The description of Schroder Capital Management International Inc. ("SCMI") under the caption "Management of the Funds-Investment Advisory Services-Schroder Capital Management International Inc." in the
         Prospectus and "Management-Investment Advisory Services" in the Statement of Additional Information relating to International Fund, Diversified Equity Fund, Growth Equity Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

         The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David M. Salisbury                 Chairman, Director                   SCMI

                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard R. Foulkes                 Deputy Chairman, Director            SCMI
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman                      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John A. Troiano                    Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sharon L. Haugh                    Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman                   Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman, Director                   Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------





           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Gavin D. L. Ralston                Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
           ---------------------------------- ------------------------------------ ----------------------------------


           ---------------------------------- ------------------------------------ ----------------------------------
           Mark J. Smith                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert G. Davy                     Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jane P. Lucas                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David R. Robertson                 Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Fund Advisors Inc..
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Michael M. Perlstein               Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Managing Director                    MacKay Shields Financial
                                                                                   Corporation
                                                                                   resigned 11/96
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Louise Croset                      First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ellen B. Sullivan                  Group Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
           ---------------------------------- ------------------------------------ ----------------------------------





           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Catherine A. Mazza                 Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              President, Director                  Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Heather Crighton                   First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Fariba Talebi                      Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer
                                                                                   Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ira Unschuld                       Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Officer
                                                                                   Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul M. Morris                     Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Principal, Senior Portfolio Manager  Weiss, Peck & Greer LLC
                                                                                   resigned 12/96
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Susan B. Kenneally                 First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jennifer A. Bonathan               First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
           ---------------------------------- ------------------------------------ ----------------------------------


*Schroder Ltd and Schroders plc. are located at 31 Gresham St., London EC2V 7QA
 United Kingdom.


(c)      Crestone Capital Management, Inc.

         The description of Crestone Capital Management, Inc. ("Crestone") under the caption "Management-SubAdviser" in the Prospectus and
         "Management-Adviser-SubAdviser-Small Company Stock Fund" in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111-2614 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Kirk McCown                        President, Director                  Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Chairman, Chief Executive Officer,   Norwest Investment Management,
           Minneapolis, MN 55479              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Senior Vice President, Chief         Norwest Investment Management,
           Minneapolis, MN 55479              Executive Officer                    Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Susan Koonsman                     Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           1740 Broadway                      President                            Norwest Investments & Trust
           Denver, CO 80274
           ---------------------------------- ------------------------------------ ----------------------------------

(d)      Peregrine Capital Management, Inc.

         The description of Peregrine Capital Management, Inc. ("Peregrine") under the caption "Management-SubAdviser" in the Prospectus and "Management-Adviser-SubAdviser-Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund in the Statement of Additional Information relating to Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James R. Campbell                  Director                             Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          President, Chief Executive           Norwest Bank
           Minneapolis, MN 55479-0116         Officer, Director
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Patricia D. Burns                  Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Tasso H. Coin                      Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John S. Dale                       Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Julie M. Gerend                    Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William D. Giese                   Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Daniel J. Hagen                    Vice President                       Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ronald G. Hoffman                  Senior Vice President, Secretary     Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Frank T. Matthews                  Vice President                       Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jeannine McCormick                 Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Barbara K. McFadden                Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert B. Mersky                   Chairman, President, Chief           Peregrine Capital Management,
                                              Executive Officer                    Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Gary E. Nussbaum                   Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James P. Ross                      Vice President                       Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank (prior to November,
                                                                                   1996)
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jonathan L. Scharlau               Assistant Vice President             Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------





           ---------------------------------- ------------------------------------ ----------------------------------
           Jay H. Strohmaier                  Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President/Managed        Voyageur Asset Management (prior
                                              Accounts                             to September, 1996)
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul E. von Kuster                 Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Janelle M. Walter                  Assistant Vice President             Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul R. Wurm                       Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           J. Daniel Vendermark               Vice President                       Peregrine Capital Management,
           Sixth and Marquette Avenue                                              Inc.
           Minneapolis, MN 55479-1013
           ---------------------------------- ------------------------------------ ----------------------------------
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Albert J. Edwards                  Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President/Marketing             U.S. Trust Company of California
                                                                                   (prior to June 9, 1997)
           ---------------------------------- ------------------------------------ ----------------------------------

(e)      Galliard Capital Management, Inc.

         The description of Galliard Capital Management, Inc. ("Galliard") under the caption "Management-SubAdviser" in the Prospectus and "Management-Adviser-SubAdviser-Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund" in the Statement of Additional Information relating to the Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman                             Galliard Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Chairman, Chief Executive Officer,   Norwest Investment Management,
           Minneapolis, MN 55479              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard Merriam                    Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John Caswell                       Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Karl Tourville                     Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Laura Gideon                       Senior Vice President of Marketing   Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Leela Scattum                      Vice President of Operations         Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

(f)      Smith Asset Management Group, L.P.

         The description of Smith Asset Management Group, L.P. ("Smith") under the caption "Management-SubAdviser" in the Prospectus and "Management-Adviser-SubAdviser-Performa Disciplined Growth Fund and Performa Small Cap Value Fund" in the Statement of Additional Information relating to Performa Disciplined Growth Fund and Performa Small Cap Value Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Smith, including their business connections which are of a substantial nature. The address of Smith is 300 Crescent Court, Suite 750, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen S. Smith                   President, Chief Executive Officer   Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen J. Summers                 Chief Operating Officer              Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sarah C. Castleman                 Vice President                       Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Assistant Vice President             NationsBank (formerly)
           ---------------------------------- ------------------------------------ ----------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


                   The CRM Funds The Cutler Trust Forum Funds Memorial Funds Monarch Funds Norwest Advantage Funds Norwest Select Funds Sound Shore Fund, Inc.


         (b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101:

                   -------------------- ---------------------------------- -------------------------------------
                   Name                     Position with Underwriter      Position with Registrant
                   -------------------- ---------------------------------- -------------------------------------

                   -------------------- ---------------------------------- -------------------------------------
                   John Y. Keffer                   President              Chairman, President
                   -------------------- ---------------------------------- -------------------------------------
                   David I. Goldstein               Secretary              Vice President and Secretary
                   -------------------- ---------------------------------- -------------------------------------
                   -------------------- ---------------------------------- -------------------------------------
                   Sara M. Morris                   Treasurer              Vice President and Treasurer
                   -------------------- ---------------------------------- -------------------------------------

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of accounts, books and other documents required to be maintained by 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. at Two Portland Square, Portland, Maine 04101, at Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 and Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Registrant's investment advisers as indicated in the various prospectuses constituting Part A of this Registration Statement.

         Additional records are maintained at the offices of Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, MN 55479-0040, Registrant's custodian and transfer agent and at the offices of Norwest Investment Management, Inc., Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479, Registrant's investment adviser.

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, and State of Maine on the 25th day of September, 1998.


                                                         Norwest Advantage Funds


                                                           By:/s/ John Y. Keffer
                                                                  John Y. Keffer
                                                                       President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons on the 25th day of September, 1998.



(a)      Principle Executive Officer

         /s/  John Y. Keffer
              John Y. Keffer
              Chairman and President

(b)      Principle Financial and Accounting Officer

         /s/  Sara M. Morris
              Sara M. Morris
              Treasurer

(c)      A majority of the Trustees

         /s/  John Y. Keffer
              John Y. Keffer
              Chairman

              Robert C. Brown,* Trustee
              Donald H. Burkhardt,* Trustee
              James C. Harris,* Trustee
              Richard M. Leach,* Trustee
              Donald C. Willeke,* Trustee
              Timothy J. Penny,* Trustee
              John C. McCune,* Trustee

         *By:/s/John Y. Keffer
              John Y. Keffer
              Attorney in Fact

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds to be signed in the City of Portland, State of Maine on the 25th day of September, 1998.


                                                           Core Trust (Delaware)



                                                         By:  /s/ John Y. Keffer
                                                                  John Y. Keffer
                                                                       President


This amendment to the Registration Statement of Norwest Advantage Funds has been signed below by the following persons in the capacities indicated on the 25th day of September, 1998.


(a)      Principal Executive Officer

          /s/ John Y. Keffer
         John Y. Keffer
         Chairman and President

(b)      Principal Financial and Accounting Officer

          /s/ Sara M. Morris
         Sara M. Morris
         Treasurer

(c)      A Majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer
         Chairman

         J. Michael Parish,* Trustee
         James C. Cheng,* Trustee
         Costas Azariadis,* Trustee

         *By: /s/ John Y. Keffer
              John Y. Keffer
                 Attorney in Fact

                                   SIGNATURES

On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds, soley with respect to Performa Global Growth Fund, a series of Norwest Advantage Funds, to be signed in the City of New York, State of New York on the 30th day of September, 1998.

                                                          SCHRODER CAPITAL FUNDS

                                                     By:  /s/ Catherine A. Mazza
                                                                 Catherine Mazza
                                                                  Vice President

This amendment to the Registration Statement of Norwest Advantage Funds, soley with respect to Performa Global Growth Fund, a series of Norwest Advantage Funds, has been signed below by the following persons in the capacities indicated on the 30th day of September, 1998.

         Signatures                                                        Title

(a)      Principal Executive Officer

         Mark J. Smith

         *By: /s/ Thomas G. Sheehan                        President and Trustee
                  Thomas G. Sheehan
                  Attorney-in-Fact

(b)      Principal Financial and
         Accounting Officer

         /s/ Fergal Cassidy                                            Treasurer
         Fergal Cassidy

(c)      Majority of the Trustees

         Peter E. Guernsey*                                              Trustee
         John I. Howell*                                                 Trustee
         Hermann C. Schwab*                                              Trustee
         Clarence F. Michalis*                                           Trustee
         Mark J. Smith*                                                  Trustee
         Hon. David N. Dinkins*                                          Trustee
         Peter S. Knight*                                                Trustee
         Sharon L. Haugh*                                                Trustee


         *By:  /s/Thomas G. Sheehan
                  Thomas G. Sheehan
                  Attorney-in-Fact

                                Index to Exhibits

Exhibit


     (5)(a) Form of Investment Advisory Agreement between Registrant and Norwest Investment Management, Inc.

     (5)(b) Form of Investment Subadvisory Agreement between Registrant and Crestone Capital Management Inc.

     (5)(e) Form of Investment Subadvisory Agreement among Registrant, Norwest Investment Management, Inc. and Galliard Capital Management Inc.

     (5)(g) Form of Investment Subadvisory Agreement between Registrant and Smith Asset Management Group, LP.

     (6) Form of Distribution Services Agreement between Registrant and Forum Financial Services, Inc.

     (8)(a) Form of Custodian Agreement between Registrant and Norwest Bank Minnesota, N.A.

     (8)(b) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC.

     (8)(c) Form of Administration Services Agreement between Registrant and Norwest Bank Minnesota, N.A.

     (8)(d) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC.

     (11) Independent Auditors' Consent

     (15)(a) Rule 12b-1 Plan adopted by Registrant.

     (15)(b) Rule 12b-1 Plan adopted by Registrant.